     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 6, 1998

                                            1933 ACT REGISTRATION NO. 333-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-14

                            REGISTRATION STATEMENT
                                  UNDER THE

               SECURITIES ACT OF 1933                    [X]

               PRE-EFFECTIVE AMENDMENT NO. ____          [ ]

               POST-EFFECTIVE AMENDMENT NO. ____         [ ]

                             ---------------------

                          VAN KAMPEN AMERICAN CAPITAL
                          REAL ESTATE SECURITIES FUND
 (Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

              ONE PARKVIEW PLAZA, OAKBROOK TERRACE, ILLINOIS 60181
                    (Address of Principal Executive Offices)

                        TELEPHONE NUMBER: (630) 684-6000

                             ---------------------

               RONALD A. NYBERG, ESQ.                                      COPIES TO:
              EXECUTIVE VICE PRESIDENT,                               WAYNE W. WHALEN, ESQ.
            GENERAL COUNSEL AND SECRETARY                             THOMAS A. HALE, ESQ.
          VAN KAMPEN AMERICAN CAPITAL, INC.              SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
                 ONE PARKVIEW PLAZA                                      333 WEST WACKER
          OAKBROOK TERRACE, ILLINOIS 60181                           CHICAGO, ILLINOIS 60606
       (Name and Address of Agent for Service)

                             ---------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

     TITLE OF SECURITIES BEING REGISTERED: COMMON SHARES OF BENEFICIAL INTEREST, PAR VALUE $0.01 PER SHARE. NO FILING FEE IS DUE HEREWITH BECAUSE OF RELIANCE ON
SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940.
================================================================================

                                EXPLANATORY NOTE

     This Registration Statement is organized as follows:

     -- Cross Reference Sheet with respect to Van Kampen American Capital Real
        Estate Securities Fund

     -- Questions and Answers to Shareholders of Morgan Stanley U.S. Real Estate
        Fund

     -- Notice of Special Meeting of Shareholders of Morgan Stanley U.S. Real
        Estate Fund

     -- Prospectus/Proxy Statement regarding the proposed Reorganization of Morgan Stanley U.S. Real Estate Fund into Van Kampen American Capital Real Estate Securities Fund

     -- Prospectus of Van Kampen American Capital Real Estate Securities Fund

     -- Statement of Additional Information regarding the proposed
        Reorganization of Morgan Stanley U.S. Real Estate Fund into Van Kampen American Capital Real Estate Securities Fund

     -- Part C Information

     -- Exhibits

            VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND
         CROSS-REFERENCE SHEET PURSUANT TO RULE 481(A) OF REGULATION C
                        UNDER THE SECURITIES ACT OF 1933

FORM N-14
ITEM NO.                                                          PROSPECTUS/PROXY STATEMENT CAPTION*
---------                                                         -----------------------------------
PART A     INFORMATION REQUIRED IN THE PROSPECTUS/PROXY STATEMENT
Item 1.    Beginning of Registration Statement and Outside Front
             Cover Page of Prospectus/Proxy Statement...........  Outside front cover page of
                                                                    Prospectus/Proxy Statement
Item 2.    Beginning and Outside Back Cover Page of
             Prospectus/Proxy Statement.........................  Outside back cover page of
                                                                    Prospectus/Proxy Statement
Item 3.    Fee Table, Synopsis Information and Risk Factors.....  Summary; Risk Factors
Item 4.    Information about the Transaction....................  Summary; The Proposed Reorganization
Item 5.    Information about the Registrant.....................  Outside front cover page of
                                                                    Prospectus/Proxy Statement;
                                                                    Summary; The Proposed
                                                                    Reorganization; Other Information;
                                                                    Exhibit A; Prospectus and
                                                                    Statement of Additional
                                                                    Information of the Van Kampen
                                                                    American Capital Real Estate
                                                                    Securities Fund (incorporated by
                                                                    reference)
Item 6.    Information about the Company Being Acquired.........  Outside front cover page of
                                                                    Prospectus/Proxy Statement;
                                                                    Summary; Exhibit A; Prospectus and
                                                                    Statement of Additional
                                                                    Information of the Morgan Stanley
                                                                    U.S. Real Estate Fund
                                                                    (incorporated by reference)
Item 7.    Voting Information...................................  Other Information; Voting
                                                                    Information and Requirements
Item 8.    Interest of Certain Persons and Experts..............  Summary; The Proposed Reorganization
Item 9.    Additional Information Required for Reoffering by
             Persons Deemed to be Underwriters..................  Not applicable
PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 10.   Cover Page...........................................  Cover Page
Item 11.   Table of Contents....................................  Table of Contents
Item 12.   Additional Information about the Registrant..........  Additional Information about the Van
                                                                    Kampen American Capital Real
                                                                    Estate Securities Fund;
                                                                    Incorporation of Documents by
                                                                    Reference
Item 13.   Additional Information about the Company Being
             Acquired...........................................  Additional Information about the
                                                                    Morgan Stanley U.S. Real Estate
                                                                    Fund; Incorporation of Documents
                                                                    by Reference
Item 14.   Financial Statements.................................  Financial Statements; Incorporation
                                                                    of Documents by Reference
PART C     OTHER INFORMATION
Items 15-17. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

---------------
 * References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

                                 - April 1998 -
                                IMPORTANT NOTICE
                                TO MORGAN STANLEY
                                U.S. REAL ESTATE
                                FUND SHAREHOLDERS

QUESTIONS
& ANSWERS



-------------------------------------------------------------------------------

     Although we recommend that you read the complete Prospectus/Proxy Statement, for your convenience, we have provided a brief overview of the issues to be voted on.

-------------------------------------------------------------------------------




Q    WHY IS A SHAREHOLDER MEETING BEING HELD?

A You are being asked to vote on a reorganization (the "Reorganization") of Morgan Stanley U.S. Real Estate Fund (the "MS Real Estate Fund") into Van Kampen American Capital Real Estate Securities Fund (the "VKAC Real Estate Fund"), a fund that pursues a similar investment objective. [If the Reorganization is completed, it is expected that the surviving VKAC Real Estate Fund subsequently will be renamed as the Morgan Stanley Real Estate Securities Fund.]

Q    WHY IS THE REORGANIZATION BEING RECOMMENDED?

A After several transactions in 1996 and 1997, Van Kampen American Capital, Inc. ("VKAC") has become an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., Inc. VKAC through its subsidiaries acts as the adviser, distributor and shareholder servicing agent of the Van Kampen American Capital-sponsored family of retail funds. VKAC has recently also assumed similar roles for the Morgan Stanley-sponsored family of retail funds. The purpose of the proposed Reorganization is to permit the shareholders of the MS Real Estate Fund to (i) achieve certain economies of scale from the VKAC Real Estate Fund's larger net asset size and the potentially lower operating expenses associated therewith, (ii) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds and (iii) obtain potentially greater portfolio diversity and potentially lower portfolio transaction costs.

Q    HOW WILL THE REORGANIZATION AFFECT ME?

A    Assuming shareholders of the MS Real Estate Fund approve the
     Reorganization, the assets and liabilities of the MS Real Estate Fund will be combined with those of the VKAC Real Estate Fund, and you will become a shareholder of the VKAC Real Estate Fund. You will receive shares of the VKAC Real Estate Fund equal in value at the time of issuance to your shares of the MS Real Estate Fund.

Q WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A You will pay no sales loads or commissions in connection with the Reorganization. If the Reorganization is completed, the costs associated with the proposed Reorganization, including the costs associated with the shareholder meeting generally will be borne by the VKAC Real Estate Fund. As more fully discussed in the combined Prospectus/Proxy Statement, the holding period with respect to the contingent deferred sales charge applicable to Class B shares or Class C shares of the VKAC Real Estate Fund acquired in the Reorganization will be measured from the earlier of the time (i) the holder purchased such Class B shares or Class C shares from the MS Real Estate Fund or (ii) the holder purchased Class B shares or Class C shares of any other Van Kampen American Capital or Morgan Stanley fund and subsequently exchanged them for shares of the MS Real Estate Fund.


Q HOW DO ADVISORY AND OTHER OPERATING FEES PAID BY THE MS REAL ESTATE FUND COMPARE TO THOSE PAYABLE BY THE VKAC REAL ESTATE FUND?

A The VKAC Real Estate Fund is advised by Van Kampen American Capital Asset Management, Inc. ("Asset Management"), a subsidiary of VKAC. The MS Real Estate Fund is advised by Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), also a subsidiary of VKAC. Each fund is subadvised by Morgan Stanley Asset Management, Inc. ("MSAM" or the "Subadviser"), an indirect, wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., Inc. Management of the funds anticipates that, as a result of the Reorganization, shareholders of the MS Real Estate Fund would be subject to lower gross total operating expenses as a percentage of net assets. The contractual advisory fees payable by the MS Real Estate Fund are the same as the contractual advisory fees applicable to the VKAC Real Estate Fund. The advisory fees and other operating expenses of the MS Real Estate Fund currently are less than those of the VKAC Real Estate Fund but only because voluntary expense waivers and reimbursements from Advisory Corp. There can be no assurance that such waivers or reimbursements will continue for the MS Real Estate Fund if the Reorganization is not completed. Furthermore, if the Reorganization is completed, it is anticipated that Asset Management would waive advisory fees and other expenses for the surviving VKAC Real Estate Fund as necessary so that net operating expenses (after expense reimbursement) are not higher than the current net operating expenses (after expense reimbursement) being paid by the MS Real Estate Fund.


Q WHAT WILL I HAVE TO DO TO OPEN AN ACCOUNT IN THE VKAC REAL ESTATE FUND? WHAT HAPPENS TO MY ACCOUNT IF THE REORGANIZATION IS APPROVED?


A If the Reorganization is approved, your interest in shares of the MS Real Estate Fund automatically will be converted into shares of the VKAC Real Estate Fund, and we will send you written confirmation that this change has taken place. You will receive the same class of shares of the VKAC Real Estate Fund equal in value to your class of shares of the MS Real Estate Fund. Holders of Class A shares of the MS Real Estate Fund will receive Class A shares of the

     VKAC Real Estate Fund; holders of Class B shares of the MS Real Estate Fund will receive Class B shares of the VKAC Real Estate Fund; and holders of Class C shares of the MS Real Estate Fund will receive Class C shares of the VKAC Real Estate Fund. No certificates for VKAC Real Estate
     Fund shares will be issued in connection with the Reorganization, although such certificates will be available upon request. If you currently hold certificates representing your shares of the MS Real
     Estate Fund, it is not necessary to return such certificates; however, shareholders may want to present such certificates to receive certificates of the VKAC Real Estate Fund (to simplify proof of and to preserve the tax basis of separate lots of shares).


Q    WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A The Reorganization is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, a shareholder of the MS Real Estate Fund will recognize no gain or loss upon the receipt solely of the shares of the VKAC Real Estate Fund in connection with the Reorganization. Additionally, the MS Real Estate Fund would not recognize any gain or loss as a result of the transfer of all of its assets and liabilities solely in exchange for the shares of the VKAC Real Estate Fund or as a result of its liquidation.


Q WHAT IF I REDEEM OR EXCHANGE MY SHARES OF THE MS REAL ESTATE FUND BEFORE THE REORGANIZATION TAKES PLACE?


A If you choose to redeem or exchange your shares of the MS Real Estate Fund before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction.

Q    WHERE DO I CALL FOR FURTHER INFORMATION?


A Please call Investor Services at 1-800-341-2911 (Telecommunications Device for the Deaf users may call 1-800-772-8889) weekdays from 7:00 a.m. to 7:00 p.m. Central time.

Please vote on each issue using blue or black ink to mark an X in one of the boxes provided on the proxy card.

APPROVAL OF REORGANIZATION --
mark "For," "Against" or "Abstain"


OTHER BUSINESS - mark "For," "Against" or "Abstain"

Sign, date and return the proxy card in the enclosed postage-paid envelope. All registered owners of an account, as shown in the address, must sign the card. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please indicate your full title.






                                      PROXY

                      MORGAN STANLEY U.S. REAL ESTATE FUND
                         SPECIAL MEETING OF SHAREHOLDERS




XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX


SAMPLE



1.  FOR [ ] AGAINST [ ] ABSTAIN [ ]  THE PROPOSAL TO APPROVE THE AGREEMENT AND
                                     PLAN OF REORGANIZATION XXXXXXXX.


2.  FOR [ ] AGAINST [ ] ABSTAIN [ ]  TO ACT UPON ANY AND ALL OTHER BUSINESS.



XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX

                      MORGAN STANLEY U.S. REAL ESTATE FUND
                               ONE PARKVIEW PLAZA
                        OAKBROOK TERRACE, ILLINOIS 60181
                                 (800) 421-5666

                           NOTICE OF SPECIAL MEETING
                                           , 1998

  A Special Meeting of shareholders of Morgan Stanley U.S. Real Estate Fund (the "MS Real Estate Fund") will be held at the offices of Van Kampen American Capital, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181, on
        ,        , 1998 at 2:00 p.m. (the "Special Meeting"), for the following purposes:

    (1) To approve an Agreement and Plan of Reorganization pursuant to which the MS Real Estate Fund would (i) transfer all of its assets to the Van Kampen American Capital Real Estate Securities Fund (the "VKAC Real Estate Fund") in exchange solely for Class A, B and C shares of beneficial interest of the VKAC Real Estate Fund and the VKAC Real Estate Fund's assumption of the liabilities of the MS Real Estate Fund, (ii) distribute such shares of the VKAC Real Estate Fund to the holders of shares of the MS Real Estate Fund and (iii) be dissolved.

    (2) To transact such other business as may properly come before the Special Meeting.

  Shareholders of record as of the close of business on          , 1998 are
entitled to vote at the Special Meeting or any adjournment thereof.

                                       For the Board of Directors,

                                       Ronald A. Nyberg
                                       Secretary

             , 1998

                             ---------------------

                      PLEASE VOTE PROMPTLY BY SIGNING AND
                         RETURNING THE ENCLOSED PROXY.
                             ---------------------

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus/Proxy Statement shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

                  SUBJECT TO COMPLETION -- DATED MARCH 6, 1998
                           PROSPECTUS/PROXY STATEMENT

                          VAN KAMPEN AMERICAN CAPITAL
                          REAL ESTATE SECURITIES FUND

            RELATING TO THE ACQUISITION OF ASSETS AND LIABILITIES OF

                      MORGAN STANLEY U.S. REAL ESTATE FUND

  This Prospectus/Proxy Statement is being furnished to shareholders of Morgan Stanley U.S. Real Estate Fund (the "MS Real Estate Fund") and relates to the special meeting of shareholders of the MS Real Estate Fund to be held at the offices of Van Kampen American Capital, Inc., One Parkview Plaza, Oakbrook
Terrace, Illinois 60181 on                  , 1998 at 2:00 p.m. and at any and
all adjournments thereof (the "Special Meeting"). Shareholders of record as of
the close of business on                   , 1998 are entitled to vote at the
Special Meeting or any adjournment thereof. The purpose of the Special Meeting is to approve or disapprove the proposed reorganization of the MS Real Estate Fund (the "Reorganization") into the Van Kampen American Capital Real Estate Securities Fund (the "VKAC Real Estate Fund"). The Reorganization would result in shareholders of the MS Real Estate Fund in effect exchanging their Class A, B and C shares of the MS Real Estate Fund for corresponding Class A, B and C shares of the VKAC Real Estate Fund. The purpose of the Reorganization is to permit the shareholders of the MS Real Estate Fund to (i) achieve certain economies of scale from the VKAC Real Estate Fund's larger net asset size and the potentially lower operating expenses associated therewith, (ii) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds and (iii) obtain greater portfolio diversity and potentially lower portfolio transaction costs.

  The VKAC Real Estate Fund is an open-end management investment company organized as a Delaware business trust. The MS Real Estate Fund is a series of the Morgan Stanley Fund, Inc., an open-end management investment company organized as a Maryland corporation (the "Morgan Stanley Fund"). The primary investment objective of the VKAC Real Estate Fund is to seek long-term growth of capital, with the secondary investment objective of providing current income. The investment objective of the MS Real Estate Fund is similar to, but not identical with, the investment objectives of the VKAC Real Estate Fund. The investment objective of the MS Real Estate Fund is to provide above-average current income and long-term capital appreciation. There can be no assurance that either fund will achieve its investment objective. The address, principal executive office and telephone number of the VKAC Real Estate Fund and the MS Real Estate Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 or (800) 421-5666. The enclosed proxy and this Prospectus/Proxy Statement are first being sent to MS Real Estate Fund shareholders on or about
                  , 1998.
                             ---------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                             ---------------------

  This Prospectus/Proxy Statement sets forth concisely the information shareholders of the MS Real Estate Fund should know before voting on the Reorganization (in effect, investing in Class A, B or C shares of the VKAC Real Estate Fund) and constitutes an offering of Class A, B and C shares of beneficial interest, par value $.01 per share, of the VKAC Real Estate Fund only. Please read it carefully and retain it for future reference. A Statement
of Additional Information dated       , 1998, relating to this Prospectus/Proxy
Statement (the "Reorganization SAI") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. A Prospectus (the "VKAC Fund Prospectus") and Statement of Additional Information containing additional information about the VKAC Real Estate Fund, each dated April 30, 1997 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. A copy of the VKAC Fund Prospectus accompanies this Prospectus/Proxy Statement. A Prospectus (the "MS Fund Prospectus") and Statement of Additional Information containing additional information about the MS Real Estate Fund, each dated October 28, 1997 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. Copies of the foregoing may be obtained without charge by calling or writing the VKAC Real Estate Fund or the MS Real Estate Fund at the telephone number or address shown above. If you wish to request the Reorganization SAI, please ask for the "Reorganization SAI." IN ADDITION, EACH OF THE VKAC REAL ESTATE FUND AND THE MS REAL ESTATE FUND WILL FURNISH, WITHOUT CHARGE, A COPY OF ITS MOST RECENT ANNUAL REPORT AND SUBSEQUENT SEMI-ANNUAL REPORT TO A SHAREHOLDER UPON REQUEST. ANY SUCH REQUEST SHOULD BE DIRECTED TO VAN KAMPEN AMERICAN CAPITAL BY CALLING (800) 421-5666 OR BY WRITING THE RESPECTIVE FUND AT THE ADDRESS SHOWN ABOVE.
                             ---------------------

  No person has been authorized to give any information or make any representation not contained in this Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
                             ---------------------

  The VKAC Real Estate Fund and the Morgan Stanley Fund, on behalf of the MS Real Estate Fund, are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and in accordance therewith file reports and other information with the SEC. Such reports, other information and proxy statements filed by the VKAC Real Estate Fund and the Morgan Stanley Fund on behalf of the MS Real Estate Fund can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at its Regional Office at 500 West Madison Street, Chicago, Illinois. Copies of such material can also be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549, at prescribed rates. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains reports, other information and proxy statements filed by the VKAC Real Estate Fund and by the Morgan Stanley Fund on behalf of the MS Real Estate Fund, such information is filed electronically with the SEC through the SEC's Electronic Data Gathering, Analysis and Retrieval system (EDGAR).

  The date of this Prospectus/Proxy Statement is       , 1998.

                          THE PROPOSED REORGANIZATION

A. SUMMARY

  The following is a summary of, and is qualified by reference to, the more complete information contained in this Prospectus/Proxy Statement and the information attached hereto or incorporated herein by reference. As discussed more fully below and elsewhere in this Prospectus/Proxy Statement, the Board of Directors of the Morgan Stanley Fund (the "Board of Directors") believes the proposed Reorganization (as defined herein) is in the best interests of shareholders of the MS Real Estate Fund. As a result of the Reorganization, shareholders of the MS Real Estate Fund would acquire an interest in the VKAC Real Estate Fund.

  Shareholders should read the entire Prospectus/Proxy Statement carefully together with (i) the MS Fund Prospectus incorporated herein by reference and
(ii) the VKAC Fund Prospectus incorporated herein by reference and accompanying this Prospectus/Proxy Statement. This Prospectus/Proxy Statement constitutes an offering of Class A, B and C shares of the VKAC Real Estate Fund only.

THE REORGANIZATION

  This Prospectus/Proxy Statement is being furnished to shareholders of the MS Real Estate Fund in connection with the proposed combination of the MS Real Estate Fund with and into the VKAC Real Estate Fund pursuant to the terms and conditions of the Agreement and Plan of Reorganization between the MS Real Estate Fund and the VKAC Real Estate Fund (the "Agreement"). The Agreement provides that the MS Real Estate Fund would (i) transfer all of its assets to the VKAC Real Estate Fund in exchange solely for Class A, B and C shares of beneficial interest of the VKAC Real Estate Fund and the VKAC Real Estate Fund's assumption of the liabilities of the MS Real Estate Fund, (ii) dissolve pursuant to a plan of liquidation and dissolution to be adopted by the Board of Directors promptly following the Closing (as defined herein) and (iii) as part of such dissolution, distribute to each shareholder of the MS Real Estate Fund shares of the respective class of shares of the VKAC Real Estate Fund equal in value to their existing shares of the MS Real Estate Fund (collectively, the "Reorganization").

  The Board of Directors has determined that the Reorganization is in the best interests of shareholders of each class of shares of the MS Real Estate Fund and that the interests of such shareholders will not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the VKAC Real Estate Fund (the "Board of Trustees") has determined that the Reorganization is in the best interests of the VKAC Real Estate Fund and that the interests of each class of shares of existing shareholders of the VKAC Real Estate Fund will not be diluted as a result of the Reorganization. The Board of Directors unanimously approved the

Reorganization and the Agreement on October 24, 1997. The Board of Trustees unanimously approved the Reorganization and the Agreement on October 24, 1997.

  The VKAC Real Estate Fund, as the primary beneficiary of the Reorganization, generally will bear all of the costs of soliciting approval of the Reorganization in the event the Reorganization is consummated. These costs include expenses paid by the MS Real Estate Fund except that the investment adviser of the MS Real Estate Fund, in its capacity as the investment adviser of the MS Real Estate Fund, will reimburse the MS Real Estate Fund for any remaining unamortized organizational expenses at the time of Closing. See "THE PROPOSED REORGANIZATION -- Expenses" below.

  The Board of Directors is asking shareholders of the MS Real Estate Fund to
approve the Reorganization at the Special Meeting to be held on          , 1998.
If shareholders of the MS Real Estate Fund approve the Reorganization, it is
expected that the Closing will be after the close of business on          ,
1998, but it may be at a different time as described herein.

  THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION. APPROVAL OF THE REORGANIZATION REQUIRES THE [FAVORABLE VOTE OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES ENTITLED TO VOTE]. SEE "VOTING INFORMATION AND REQUIREMENTS" BELOW.

REASONS FOR THE PROPOSED REORGANIZATION

  After several transactions in 1996 and 1997, Van Kampen American Capital, Inc. ("VKAC") has become an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter Discover & Co. VKAC through its subsidiaries acts as the adviser, distributor and shareholder servicing agent of the Van Kampen American Capital-sponsored family of retail funds. VKAC has recently also assumed similar roles for the Morgan Stanley-sponsored family of retail funds. The Board of Directors believes that the proposed Reorganization would be in the best interests of the shareholders of the MS Real Estate Fund because it would permit the shareholders of the MS Real Estate Fund to (i) achieve certain economics of scale from the VKAC Real Estate Fund's larger net asset size and the potentially lower operating expenses associated therewith, (ii) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds, and (iii) obtain greater portfolio diversity and potentially lower portfolio transaction costs.

  In determining whether to recommend approval of the Reorganization to shareholders of the MS Real Estate Fund, the Board of Directors considered a number of factors, including, but not limited to: (i) the capabilities and resources of the funds' advisers, the funds' subadviser and other service providers in the areas of marketing, investment and shareholder services; (ii) the expenses and advisory fees applicable to the MS Real Estate Fund and the VKAC Real Estate Fund before the

Reorganization and the estimated expense ratios of the VKAC Real Estate Fund after the Reorganization; (iii) the comparative investment performance of the MS Real Estate Fund and the VKAC Real Estate Fund; (iv) the terms and conditions of the Agreement and whether the Reorganization would result in dilution of MS Real Estate Fund or VKAC Real Estate Fund shareholder interests; (v) the advantages of eliminating duplication of effort in marketing funds having similar investment objectives in addition to the economies of scale potentially realized through the combination of the two funds; (vi) the compatibility of the funds' investment objectives; (vii) the compatibility of the funds' service features available to shareholders, including the retention of applicable holding periods and exchange privileges; (viii) the costs estimated to be incurred by the respective funds as a result of the Reorganization; (ix) the future growth prospects of the MS Real Estate Fund; and (x) the anticipated tax consequences of the Reorganization.

    In this regard, the Board of Directors reviewed information provided by Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), the investment adviser of the MS Real Estate Fund, Van Kampen American Capital Asset Management, Inc. ("Asset Management"), the investment adviser of the VKAC Real Estate Fund, and VKAC, the parent corporation of Advisory Corp. and Asset Management, relating to the anticipated impact to the shareholders of the MS Real Estate Fund and the VKAC Real Estate Fund as a result of the Reorganization. The Board considered the probability that the elimination of duplicative operations and the increase in asset levels of the combined fund after the Reorganization would result in the following potential benefits for shareholders of the MS Real Estate Fund, although there can, of course, be no assurances in this regard:

  (1) Achievement of Economies of Scale and Reduced Per Share Expenses. Combining the net assets of the MS Real Estate Fund with the assets of the VKAC Real Estate Fund should lead to reduced total operating expenses for shareholders of the MS Real Estate Fund, on a per share basis, by allowing fixed and relatively fixed costs, such as accounting, legal and printing expenses, to be spread over a larger asset base. The contractual advisory fees payable by the MS Real Estate Fund are the same as the contractual advisory fees payable by the VKAC Real Estate Fund. The advisory fees and other expenses of the MS Real Estate Fund are currently less than those of the VKAC Real Estate Fund but only because of such voluntary fee waivers and expense reimbursements from Advisory Corp. There can be no assurance that such waivers or reimbursements will continue for the MS Real Estate Fund if the Reorganization is not completed. Management anticipates that the Reorganization also should lead to certain economics affecting the total operating expenses of the VKAC Real Estate Fund compared to its current total operating expenses and, if the Reorganization is completed, it is anticipated that Asset Management would waive advisory fees and/or reimburse expenses for the surviving VKAC Real Estate Fund as necessary so that net operating expenses (after waiver and reimbursement) remain the same or less than the current net operating expenses (after waiver and reimbursement) of the MS Real Estate Fund.

  (2) Elimination of Separate Operations. Consolidating the MS Real Estate Fund and the VKAC Real Estate Fund should eliminate the duplication of services and expenses that currently exists as a result of their separate operations. Consolidating the separate operations of the MS Real Estate Fund with those of the VKAC Real Estate Fund should promote more efficient operations on a more cost-effective basis.

  (3) Benefits to the Portfolio Management Process. The larger net asset size of the VKAC Real Estate Fund generally permits it to purchase larger individual portfolio investments that may result in reduced transaction costs or more favorable pricing and provide the opportunity for greater portfolio diversity.

Based upon these and other factors, the Board of Directors unanimously determined that the Reorganization is in the best interests of the shareholders of the MS Real Estate Fund.

COMPARISON OF THE VKAC REAL ESTATE FUND AND THE MS REAL ESTATE FUND

  GENERAL. The VKAC Real Estate Securities Fund and the MS Real Estate Securities Fund have similar investment objectives and similar investment policies and practices. Both funds seek long-term growth of capital and current income and both funds invest primarily in securities of companies engaged in the real estate industry, with emphasis on investment in real estate investment trusts ("REITs") in trying to achieve the investment objectives. Both funds use Morgan Stanley Asset Management, Inc. as subadviser ("MSAM" or the "Subadviser"). The primary differences between the funds are as follows: (i) the VKAC Real Estate Fund places less emphasis on achieving current income and has less emphasis on investing in income-producing equity securities than the MS Real Estate Fund (although the MS Real Estate Fund limits investment in debt securities to 35% of its total assets while the VKAC Real Estate Fund has no similar limit on investing in debt securities); (ii) the VKAC Real Estate Fund is a diversified fund whereas the MS Real Estate Fund is a non-diversified fund which means that although the MS Real Estate Fund can concentrate more of its assets in specific issuers the MS Real Estate Fund also bears the increased risks associated with such concentration; and (iii) the VKAC Real Estate Fund allows for more investment in foreign securities directly and through depository receipts while the MS Real Estate Fund focuses primarily on investments in U.S. issuers or non-U.S. issuers engaged in the U.S. real estate industry. See further information comparing the funds below and under the heading "Risk Factors".

  INVESTMENT OBJECTIVES AND POLICIES. The primary investment objective of the VKAC Real Estate Fund is to provide long-term growth of capital. A secondary objective of the VKAC Real Estate Fund is to provide current income. The VKAC Real Estate Fund seeks to achieve its investment objectives by investing principally in a portfolio of securities of companies operating in the real estate industry. The investment objective of the MS Real Estate Fund is to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The primary difference between the two investment objectives is that the objective of the MS Real Estate Fund places somewhat greater emphasis on the provision of current income than does the VKAC Real Estate Fund. However, income distributions for the year ended December 31, 1997, were higher for the VKAC Real Estate Fund than the MS Real Estate Fund. The VKAC Real Estate Fund paid income distributions totaling $0.380 per Class A share for the year, representing a distribution rate of 2.62% based upon the December 31, 1997 maximum offering price. The MS Real Estate Fund paid income distributions totaling $0.345 per Class A share for the year, representing a distribution rate of 1.94% based upon the December 31, 1997 maximum offering price. In the absence of expense reimbursement, the income available for distribution would have been reduced. As a result, the distribution rate would have been reduced as well. The estimated Class A share distribution rate assuming no reimbursement of expenses for the MS Real Estate Fund is 1.33%.

  Both funds use similar definitions of companies in the "real estate industry" to generally include any company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies. Under normal market conditions, the VKAC Real Estate Fund invests at least 65% of its total assets in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Such securities include equity securities (common stocks, preferred stocks and convertible securities) and debt securities. The VKAC Real Estate Fund may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be Real Estate Securities and may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities representing underlying shares of foreign issuers. In connection with investing in securities of foreign issuers, the VKAC Real Estate Fund allows for investments in forward foreign currency exchange contracts. Under normal market conditions, the MS Real Estate Fund invests at least 65% of its total assets in income producing equity securities (which include common stock, preferred stock, convertible securities, rights and warrants to purchase common stocks and publicly traded limited partnership interests in master limited partnerships) of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry. The MS Real Estate Fund seeks to invest in equity securities of companies that provide a dividend yield that exceeds the composite dividend yield of securities comprising the Standard & Poor's Composite Index of 500 Stocks. Under normal market conditions, the MS Real Estate Fund may invest up to 35% of its total assets in debt securities. Each fund's investments in debt securities must be rated, at the time of investment, at least Baa by Moody's Investor Services Inc. ("Moody's"), BBB by Standard & Poor's Rating Group ("S&P"), comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the respective fund's investment adviser to be of comparable quality. Each fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures contracts. Each fund may enter into repurchase agreements. Each fund may purchase or sell securities on a when-issued or delayed delivery basis. For temporary defensive purposes, each fund may invest up to 100% of its total assets in short-term investments, including obligations issued or guaranteed by the U.S. Government, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness and, with respect to the MS Real Estate Fund only, medium-term debt instruments.

  Each fund may invest a limited portion of its net assets in restricted securities and illiquid securities; the VKAC Real Estate Fund limit on restricted and illiquid securities is 15% of such Fund's net assets whereas the MS Real Estate Fund limit on illiquid securities is 15% of such Fund's net assets and the MS Real Estate Fund limit on restricted securities is 10% of such Fund's net assets. The MS Real Estate Fund allows for lending of its portfolio securities up to 33 1/3% of such Fund's total assets. Each fund allows for a limited amount of borrowing; the VKAC Real Estate Fund limit is 33 1/3% of such Fund's total assets for temporary borrowing to facilitate payment of redemption requests whereas the MS Real Estate Fund limit is 10% of such Fund's total assets for emergency or extraordinary purposes. The MS Real Estate Fund allows for investment in zero coupon debt securities, payment in kind securities, deferred payment securities, and certain other derivative transactions such as structured notes, caps and floors.

  INVESTMENT ADVISER AND SUB-ADVISER. The VKAC Real Estate Fund is advised by Asset Management, which is a wholly-owned subsidiary of VKAC. The MS Real Estate Fund is advised by Advisory Corp., which also is a wholly-owned subsidiary of VKAC. VKAC is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $52 billion under management or supervision. Van

Kampen American Capital's more than 60 open-end and 39 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. VKAC is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"). The principal offices of Asset Management and Advisory Corp. are located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

  MSAM is the investment subadviser of each fund. MSAM is an indirect wholly-owned subsidiary of MSDWD. MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad.

  MSDWD and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; credit services; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

  ADVISORY AND OTHER FEES. The contractual advisory fees of the VKAC Real Estate Fund and the MS Real Estate Fund are the same. Each fund is obligated to pay its respective adviser a monthly fee based on its average daily net asset value at the annual rate of 1.00%. While the VKAC Real Estate Fund currently pays Asset Management at such rate, the MS Real Estate Fund currently pays Advisory Corp. at an annual rate of 0.39% due to a voluntary fee waiver by Advisory Corp. Each of Asset Management and Advisory Corp. retains the right from time to time to charge all or a portion of its management fee or to reimburse the respective fund for all or a portion of its other expenses. For a complete description of the VKAC Real Estate Fund's advisory services, see the sections of the VKAC Fund Prospectus and Statement of Additional Information entitled "Investment Advisory Services" and "Investment Advisory and Other Services -- Investment Advisory Agreement", respectively. For a complete description of the MS Real Estate Fund's advisory services, see the sections of the MS Fund Prospectus and Statement of Additional Information entitled "Management of the Company -- Investment Adviser" and "Management of the Company -- Investment Advisory and Administrative Agreements", respectively.

  Subadvisory fees are paid to MSAM by the respective funds' adviser. The subadvisory fees of the VKAC Real Estate Fund are 50% of the compensation received by Asset Management. The subadvisory fees of the MS Real Estate Fund are as follows: if the average daily net assets during the monthly period are less than or equal to $500 million, then Advisory Corp. shall pay MSAM one-half of the total investment advisory fee payable to Advisory Corp. by the Fund (after application of any fee waivers in effect) for such monthly period; and if the Fund's average daily net assets for the monthly period are greater than $500 million, then Advisory Corp. shall pay MSAM a fee for such monthly period equal to the greater of (a) one-half of what the total investment advisory fee payable to Advisory Corp. by the Fund (after application of any fee waivers in effect) for such monthly period would have been had the Fund's average daily net assets during such period been equal to $500 million, or (b) forty-five percent of the total investment advisory fee payable to Advisory Corp. by the Fund (after application of any fee waivers in effect) for such monthly period.

  The total operating expenses of the VKAC Real Estate Fund for the 12 month period ended December 31, 1997 were 1.77%, 2.52% and 2.52% of the average daily net assets attributable to Class A, B and C shares, respectively. No expense reimbursements were in effect with respect to the VKAC Real Estate Fund during such period.

  The total operating expenses (after fee waiver and expense reimbursement) of the MS Real Estate Fund for the six month period ended December 31, 1997 (on an annualized basis) were 1.55%, 2.30% and 2.30% of average daily net assets attributable to Class A, B and C shares, respectively. In the absence of fee waiver and expense reimbursement, total operating expenses of the MS Real Estate Fund would have been 2.16%, 2.91% and 2.91% with respect to Class A, B and C shares, respectively, for that same period.

  The advisory fees and other operating expenses of the MS Real Estate Fund are currently less than that of the VKAC Real Estate Fund but only because of voluntary fee waivers and expense reimbursements from Advisory Corp. There can be no assurance that such waivers or reimbursements will continue for the MS Real Estate Fund if the Reorganization is not completed. Furthermore, if the Reorganization is completed, it is anticipated that Asset Management would waive advisory fees and/or reimburse other expenses for the surviving VKAC Real Estate Fund as necessary so that net operating expenses (after waiver and reimbursement) are not higher than the current net operating expenses (after waiver and reimbursement) being paid by the MS Real Estate Fund.

  Both the VKAC Real Estate Fund and the MS Real Estate Fund have adopted substantially identical distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act and have adopted substantially identical service agreements or plans (the "Service Plans"). Both the VKAC Real Estate Fund and the MS Real Estate Fund can pay up to 0.75% of their respective average daily net assets attributable to Class B and C shares for reimbursement of certain distribution-related expenses. In addition, both the VKAC Real Estate Fund and the MS Real Estate Fund can pay up to 0.25% of the respective average daily net assets attributable to Class A, B and C shares for the provision of ongoing services to shareholders. The distributor of both the MS Real Estate Fund's shares and the VKAC Real Estate Fund's shares is Van Kampen American Capital Distributors, Inc. ("VKAC Distributors"), a subsidiary of VKAC. For a complete description of these arrangements with respect to the VKAC Real Estate Fund, see the section of the VKAC Fund Prospectus entitled "The Distribution and Service Plans." For a complete description of these arrangements with respect to the MS Real Estate Fund, see the section of the MS Fund Prospectus entitled "Management of the Company -- Distributor."

  The table below sets forth (i) the fees and expenses paid by the VKAC Real Estate Fund for the fiscal year ended December 31, 1997 and the MS Real Estate Fund for the current fiscal year through December 31, 1997 (on an annualized basis) and (ii) pro forma expenses for the combined fund.

                            EXPENSE COMPARISON TABLE

                                               CLASS A SHARES                          CLASS B SHARES
                                    -------------------------------------   -------------------------------------
                                     VKAC REAL      MS REAL                  VKAC REAL      MS REAL
                                    ESTATE FUND   ESTATE FUND   PRO FORMA   ESTATE FUND   ESTATE FUND   PRO FORMA
                                    -----------   -----------   ---------   -----------   -----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
 Purchase of a Share (as a
 percentage of Offering Price).....    4.75%(1)      5.75%        4.75%(1)      None          None         None
Maximum Deferred Sales Charge (as a
 percentage of the lower of the
 original purchase price or
 redemption proceeds)..............     None          None         None        4.00%(2)      5.00%(2)     4.00%(2)
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net
 assets)
Management Fees....................    1.00%         0.39%(4)     0.82%(5)     1.00%         0.39%(4)     0.82%(5)
Rule 12b-1 Fees....................    0.25%         0.25%        0.25%        1.00%         1.00%        1.00%
Other Expenses.....................    0.52%         0.91%(4)     0.48%        0.52%         0.91%(4)     0.48%
                                       -----         -----        -----        -----         -----        -----
Total Fund Operating Expenses......    1.77%         1.55%(4)     1.55%(5)     2.52%         2.30%(4)     2.30%(5)
                                       -----         -----        -----        -----         -----        -----
Expense Example of Total Operating
 Expenses Assuming Redemption at
 the End of the Period(6)
 One Year..........................    $  65         $  72        $  63        $  66         $  73        $  63
 Three Years.......................      101           104           94          108           102          102
 Five Years........................      139           137          128          149           138          138
 Ten Years.........................      246           231          223          267           245          245
Expense Example of Total Operating
 Expenses Assuming No Redemption at
 the End of the Period(6)
 One Year..........................    $  65         $  72        $  63        $  26         $  23        $  23
 Three Years.......................      101           104           94           78            72           72
 Five Years........................      139           137          128          134           123          123
 Ten Years.........................      246           231          223          267           245          245

                                                CLASS C SHARES
                                     -------------------------------------
                                      VKAC REAL      MS REAL
                                     ESTATE FUND   ESTATE FUND   PRO FORMA
                                     -----------   -----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
 Purchase of a Share (as a
 percentage of Offering Price).....      None          None         None
Maximum Deferred Sales Charge (as a
 percentage of the lower of the
 original purchase price or
 redemption proceeds)..............     1.00%(3)      1.00%(3)     1.00%(3)
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net
 assets)
Management Fees....................     1.00%         0.39%(4)     0.82%(5)
Rule 12b-1 Fees....................     1.00%         1.00%        1.00%
Other Expenses.....................     0.52%         0.91%(4)     0.48%
                                        -----         -----        -----
Total Fund Operating Expenses......     2.52%         2.30%(4)     2.30%(5)
                                        -----         -----        -----
Expense Example of Total Operating
 Expenses Assuming Redemption at
 the End of the Period(6)
 One Year..........................     $  36         $  33        $  33
 Three Years.......................        78            72           72
 Five Years........................       134           123          123
 Ten Years.........................       286           264          264
Expense Example of Total Operating
 Expenses Assuming No Redemption at
 the End of the Period(6)
 One Year..........................     $  26         $  23        $  23
 Three Years.......................        78            72           72
 Five Years........................       134           123          123
 Ten Years.........................       286           264          264

                       (See notes on the following page)

Notes to Expense Comparison Table
(1) Class A shares of the VKAC Real Estate Fund received pursuant to the Reorganization will not be subject to a sales charge upon purchase.

(2) Class B Shares of the VKAC Real Estate Fund are subject to a contingent deferred sales charge equal to 4.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first or second year after purchase, which charge is reduced to zero after a five year period as follows: Year 1 -- 4.00%; Year 2 -- 4.00%; Year 3 -- 3.00%; Year 4 -- 2.50%; Year 5 -- 1.50%; and Year 6 -- 0.00%.
     Class B Shares of the MS Real Estate Fund are subject to a contingent deferred sales charge equal to 5.00% of the lesser of the then current net asset value on the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced to zero after a five year period as follows: Year 1 -- 5.00%; Year 2 -- 4.00%; Year
     3 -- 3.00%; Year 4 -- 2.50%; Year 5 -- 1.50%; and Year 6 -- 0.00%. [Class B
     Shares of the VKAC Real Estate Fund received pursuant to the Reorganization as subject to the deferred sales charge schedule of the fund (either the MS Real Estate Fund or other fund distributed by VKAC Distributors) from which the purchases of such Class B Shares are originally made.]

(3) Class C shares of the VKAC Real Estate Fund and MS Real Estate Fund are subject to a contingent deferred sales charge equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C shares redeemed during the first year after purchase, which charge is reduced to zero thereafter.

(4) After fee waiver and expense reimbursement. Absent such waiver/reimbursement, "Management Fees" for the MS Real Estate Fund would have been 1.00% with respect to Class A, B and C shares, "Other Expenses" for the MS Real Estate Fund would have been 0.91%, 0.91% and 0.91% with respect to Class A, B and C shares, respectively, and "Total Fund Operating Expenses" for the MS Real Estate Fund would have been 2.16%, 2.91% and 2.91% with respect to Class A, B and C shares, respectively.

(5) Asset Management has agreed to waive a portion of its advisory fees and/or to reimburse a portion of expenses if the Reorganization is completed so that total operating expenses do not exceed the current net operating expenses of the MS Real Estate Fund prior to the Reorganization. Asset Management in its discretion may terminate voluntary fee waivers and/or reimbursements at any time. Absent such waiver/reimbursement, pro forma "Management Fees" would be 1.00% with respect to Class A, B and C shares, and pro forma "Total Fund Operating Expense" would be 1.73%, 2.48% and 2.48%, with respect to Class A, B and C shares, respectively.

(6) Expenses examples reflect what an investor would pay on a $1,000 investment, assuming a 5% annual return with either redemption or no redemption at the end of each time period as noted in the above table. The Pro Forma column reflects expenses estimated to be paid on new shares purchased from the combined fund subsequent to the Reorganization.

  DISTRIBUTION, PURCHASE, VALUATION, REDEMPTION AND EXCHANGE OF SHARES. Both the VKAC Real Estate Fund and the MS Real Estate Fund offer three classes of shares. The Class A shares of the VKAC Real Estate Fund and the MS Real Estate Fund are subject to an initial sales charge of up to 4.75% and 5.75%, respectively. The initial sales charge applicable to Class A shares of the VKAC Real Estate Fund will be waived for Class A shares acquired in the Reorganization. Any subsequent purchases of Class A shares of the VKAC Real Estate Fund after the Reorganization will be subject to an initial sales charge of up to 4.75%, excluding Class A shares purchased through the dividend reinvestment plan. Purchases of Class A shares of the VKAC Real Estate Fund or the MS Real Estate Fund in amounts of $1,000,000 or more are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within the first year after purchase.

  The Class B shares of the VKAC Real Estate Fund and the MS Real Estate Fund do not incur a sales charge when they are purchased, but generally are subject to a contingent deferred sales charge of 4.00% and 5.00%, respectively, if redeemed within the first year after purchase, which charge is reduced to zero after a five year period. The deferred sales charge schedule differs between the funds only in year one and is the same in years two through five.

  The Class C shares of both the VKAC Real Estate Fund and the MS Real Estate Fund do not incur a sales charge when purchased, but generally are subject to a contingent deferred sales charge of 1.00% if redeemed within the first year after purchase.

  No contingent deferred sales charge will be imposed on Class B shares or Class C shares of the MS Real Estate Fund in connection with the Reorganization. The holding period and conversion period for Class B shares or Class C shares of the VKAC Real Estate Fund received in connection with the Reorganization will be measured from the earlier time (i) the holder purchased such shares from the MS Real Estate Fund or (ii) the holder purchased such shares from any other Van Kampen American Capital or Morgan Stanley Fund and subsequently exchanged them for shares of the MS Real Estate Fund. [Class B Shares of the VKAC Real Estate Fund received pursuant to the Reorganization are subject to the deferred sales charge schedule of the fund (either the MS Real Estate Fund or other fund distributed by VKAC Distributors) from which the purchase of such Class B Shares was originally made.]

  Shares of the VKAC Real Estate Fund or the MS Real Estate Fund may be purchased by check, by electronic transfer, by bank wire and by exchange from certain other funds distributed by VKAC Distributors. For a complete description regarding purchase of shares and exchange of shares of the VKAC Real Estate Fund, see the sections of the VKAC Fund Prospectus entitled "Purchase of Shares" and "Shareholder Services--Exchange Privilege." For a complete description regarding purchase of shares and exchange of shares of the MS Real Estate Fund, see the sections of the MS Fund Prospectus entitled "Purchase of Shares" and "Shareholder Services--Exchange Privilege".

  Shares of the VKAC Real Estate Fund and the MS Real Estate Fund properly presented for redemption may be redeemed or exchanged at the next determined net asset value per share (subject to any applicable deferred sales charge). Shares of either the VKAC Real Estate Fund or the MS Real Estate Fund may be redeemed or exchanged by mail or by special redemption privileges (telephone exchange, telephone redemption, by check or electronic transfer). If a shareholder of either fund attempts to redeem shares within a short time after they have been purchased by check, the respective fund may delay payment of the redemption proceeds until such fund can verify that payment for the purchase of the shares has been (or will be) received.

  No further purchases of the shares of the MS Real Estate Fund may be made after the date on which the shareholders of the MS Real Estate Fund approve the Reorganization, and the stock transfer books of the MS Real Estate Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day prior to the date of Closing will be fulfilled by the MS Real Estate Fund. Redemption requests or transfer instructions received by the MS Real Estate Fund after that date will be treated by the MS Real Estate Fund as requests for the redemption or instructions for transfer of the shares of the VKAC Real Estate Fund credited to the accounts of the shareholders of the MS Real Estate Fund. Redemption requests or transfer instructions received by the MS Real Estate Fund after the close of business on the day prior to the date of Closing will be forwarded to the VKAC Real Estate Fund. For a complete description of the redemption arrangements for the VKAC Real Estate Fund, see the section of the VKAC Fund Prospectus entitled "Redemption of Shares," and, for the MS Real Estate Fund, see the section of the MS Fund Prospectus entitled "Redemption of Shares."

  CAPITALIZATION. The following table sets forth the capitalization of the VKAC Real Estate Fund and the MS Real Estate Fund as of December 31, 1997, and the pro forma capitalization of the combined fund as if the Reorganization had occurred on that date. These numbers may differ at the time of Closing.

                  CAPITALIZATION TABLE AS OF DECEMBER 31, 1997

                                      VKAC            MS REAL
                                   REAL ESTATE      ESTATE FUND      PRO FORMA
                                   -----------      -----------      ---------
NET ASSETS (IN THOUSANDS)
  Class A shares.................  $   51,314       $    20,768      $   72,033
  Class B shares.................      73,199            12,764          85,893
  Class C shares.................      17,435             3,910          21,328
                                   ----------       -----------      ----------
         Total...................  $  141,948       $    37,442      $  179,254
                                   ==========       ===========      ==========
NET ASSET VALUE PER SHARE
  Class A shares.................  $    13.81       $     16.79      $    13.80
  Class B shares.................       13.80             16.73           13.79
  Class C shares.................       13.79             16.73           13.78
SHARES OUTSTANDING (IN THOUSANDS)
  Class A shares.................       3,716             1,237           5,221
  Class B shares.................       5,304               763           6,230
  Class C shares.................       1,264               234           1,548
                                   ----------       -----------      ----------
         Total...................      10,284             2,234          12,999
                                   ==========       ===========      ==========
SHARES AUTHORIZED
  Class A shares.................   Unlimited       375,000,000       Unlimited
  Class B shares.................   Unlimited       375,000,000       Unlimited
  Class C shares.................   Unlimited       375,000,000       Unlimited

  PERFORMANCE INFORMATION. The average annual total returns for VKAC Real Estate Fund for the one-year and three-year periods ended December 31, 1997 and for the period beginning June 9, 1994 (the date Class A shares of the VKAC Real Estate Fund were first offered for sale to the public) through December 31, 1997 were 14.91%, 21.79% and 18.43% with respect to its Class A shares; for the one-year and three-year periods ended December 31, 1997 and for the period beginning June 9, 1994 (the date Class B shares of the VKAC Real Estate Fund were first offered for sale to the public) through December 31, 1997 were 15.76%, 22.13%, and 18.71% with respect to its Class B shares; and for the one-year and three-year periods ended December 31, 1997 and for the period beginning June 9, 1994 (the date Class C shares of the VKAC Real Estate Fund were first offered to the public) through December 31, 1997 were 18.78%, 22.77% and 19.22% with respect to its Class C shares.

  The average annual total returns for the MS Real Estate Fund for the one-year period ended December 31, 1997, and for the period beginning May 1, 1996 (the date Class A shares of the MS Real Estate Fund were first offered for sale to the public) through December 31, 1997 were 17.33% and 28.70% with respect to its Class A shares; for the one-year period ended December 31, 1997 and for the period beginning May 1, 1996 (the date Class B shares of the MS Real Estate Fund were first offered for sale to the public) through December 31, 1997 were 18.40% and 30.28% with respect to its Class B shares; and for the one-year period ended December 31, 1997 and for the period beginning May 1, 1996 (the date Class C shares of the MS Real Estate Fund were first offered for sale to the public) through December 31, 1997 were 22.43% and 32.28% with respect to its Class C shares.

  The foregoing total returns include the effect of the maximum sales charge applicable to sales of shares of both the VKAC Real Estate Fund and the MS Real Estate Fund. The foregoing total returns also assume reinvestment of all dividends and distributions. The total returns, yields and distribution rates are not necessarily indicative of future results. The performance of an investment company is the result of conditions in the securities markets, portfolio management and operating expenses. Although information such as that shown above is useful in reviewing a fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. In the absence of fee waivers and expense reimbursements, the total returns, yields and distribution rates would have been reduced.

  Management's discussion of the VKAC Real Estate Fund's and MS Real Estate Fund's performance as of the end of each fund's last fiscal year are attached hereto as Exhibit A.

  OTHER SERVICE PROVIDERS. The transfer agent for each fund is ACCESS Investor Services, Inc., a wholly-owned subsidiary of VKAC. The independent auditors for each fund is Price Waterhouse LLP. The MS Real Estate Fund obtains certain administrative services from Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank ("Chase"). The VKAC Real Estate Fund obtains certain accounting and legal services from Advisory Corp. and VKAC, respectively. The custodians for the MS Real Estate Fund are Chase for domestic securities and cash and Morgan Stanley Trust Company, an affiliate of the Advisor, for foreign assets. The custodian for the VKAC Real Estate Fund is State Street Bank and Trust Company.

  GOVERNING LAW. The MS Real Estate Fund is a series of the Morgan Stanley Fund, an open-end management investment company organized as a Maryland corporation. The VKAC Real Estate Fund is an open-end management investment company organized as a Delaware business trust. While Maryland corporate law contains many provisions specifically applicable to management investment companies and Delaware business trust law is specifically drafted to accommodate some of the unique corporate governance needs of management investment companies, certain statutory differences do exist and the funds' organization documents contain certain differences summarized below. Each fund is subject to federal securities laws, including the 1940 Act and the rules and regulations promulgated by SEC thereunder, and applicable state securities laws.

  Consistent with Delaware law, the VKAC Real Estate Fund has authorized the issuance of an unlimited number of shares. Consistent with Maryland law, the Morgan Stanley Fund has authorized a specific number of shares available for the MS Real Estate Fund, however, the Morgan Stanley Fund organizational documents provide directors with the authority to increase or decrease the authorized number of shares, from time to time, as they consider necessary. Both the VKAC Real Estate Fund and the Morgan Stanley Fund allow the trustees/directors to create one or more separate investment portfolios and to establish a separate series of shares for each portfolio and to further subdivide the shares of a series into one or more classes.

  In general, the rights associated with common shares of beneficial interest of the VKAC Real Estate Fund are similar to the rights associated with shares of common stock of the Morgan Stanley Fund. An area of potential difference is that, although shareholders of a Delaware business trust generally are not personally liable for obligations of the trust under Delaware law (the Delaware business trust law provides that shareholders of a Delaware business trust should be entitled to the same limitation of liability as shareholders of private, for profit corporations), similar statutory or other authority limiting business trust shareholder liability does not apply in many other states, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the VKAC Real Estate Fund organizational documents (i) contain an express disclaimer of shareholder liability for acts or obligations of the trust and require notice of such disclaimer in each agreement, obligation or instrument entered into by the trust and (ii) provide for shareholder indemnification out of the series or fund property if any shareholder is held personally liable for the obligations of the trust. Management of the VKAC Real Estate Fund believes the risk of liability to a VKAC Real Estate Fund shareholder beyond his or her investment is remote.

  Shareholders of a Maryland corporation currently have no personal liability for the corporation's acts or obligations, except that a shareholder may be liable to the extent that: (1) the dividends a shareholder receives exceed the amount which properly could have been paid under Maryland law, (2) the consideration paid to a shareholder by the Maryland corporation for stock was paid in violation of Maryland law or (3) a shareholder otherwise receives any distribution, payment or release which exceeds the amount which a shareholder could properly receive under Maryland law.

  Neither fund is required, and neither fund anticipates, holdings annual meetings of its shareholders. Both funds do have certain mechanics whereby shareholders can call a special meeting of the respective fund. Shareholders generally have the right to approve investment advisory agreements, elect trustees/directors, change fundamental investment policies, ratify the selection of independent auditors and vote on other matters required by law or deemed desirable by trustees/directors.

  The business of the VKAC Real Estate Fund is supervised by nine trustees, whereas the business of the Morgan Stanley Fund is supervised by the same nine persons plus one additional person as directors. The responsibilities, powers and fiduciary duties of trustees under Delaware law are substantially the same as those for directors under Maryland law. [Election of trustees by shareholders of the VKAC Real Estate Fund requires the vote of a plurality of the shares present in person or by proxy at a meeting assuming a majority of such Trust's shares are present. Election of directors by shareholders of the Morgan Stanley Fund requires the vote of a majority of the shares present in person or by proxy at a meeting assuming a majority of such Funds' shares are present.] For the VKAC Real Estate Fund and the Morgan Stanley Fund, trustee/director vacancies may be filled by approval of a majority of the trustees/directors then in office subject to provisions of the 1940 Act. Trustees/Directors terms are until the later of the election of such person's successor or resignation or removal. Each of the funds has substantially the same mandatory retirement age provisions for trustees/directors. Trustees of the VKAC Real Estate Fund may be removed with or without cause by vote of 2/3's of the shares then outstanding or by vote of
 2/3's of the number of trustees prior to such removal. Trustees of the Morgan Stanley Fund may be removed with or without cause by vote of a majority of the shares present or in person at a meeting.

  The foregoing is only a summary of certain differences between the VKAC Real Estate Fund under Delaware law and the MS Real Estate Fund under Maryland law. It is not intended to be a complete list of differences and shareholders should refer to the provisions of each fund's applicable organizational documents for a more thorough comparison. Such documents are filed as part of each fund's registration statements with the SEC and shareholders may obtain copies of such documents as described on page 2 of this prospectus/proxy statement.

B. RISK FACTORS

SIMILARITY OF RISKS

  The investment objectives of the VKAC Real Estate Fund and the MS Real Estate Fund are similar. The investment policies of the VKAC Real Estate Fund and the MS Real Estate Fund are similar insofar as they each invest, under normal market conditions, at least 65% of the fund's total assets in certain securities of companies principally engaged in the real estate industry. Each of the VKAC Real Estate Fund and the MS Real Estate Fund also engages in certain common investment practices such as the purchase and sale of securities on a "when issued" and "delayed delivery" basis, the ability to borrow up to a certain percentage of its net assets in order to pay for redemptions, to utilize options, futures and options on futures, to engage in repurchase agreements and to invest up to a certain percentage of its assets in restricted securities and illiquid securities. To the extent that the investment objectives and investment policies and practices of the VKAC Real Estate Fund and the MS Real Estate Fund are similar, the risks associated with an investment in the funds are similar.

  CONCENTRATION. Although the funds do not invest directly in real estate, an investment in the fund generally will be subject to the risks associated with real estate because of their policy of concentration in the securities of companies in the real estate industry. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income: changes in neighborhood values; the appeal of properties to tenants and changes in interest rates. The value of securities of companies which service the real estate industry also will be affected by such risks. If the funds have rental income or income from the disposition of real property acquired as a result of a default on securities the funds own, the receipt of such income may adversely affect their ability to retain their tax status as regulated investment companies.

  Real estate investment trusts are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such real estate investment trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). Real estate investment trusts are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The funds indirectly bear their proportionate share of any expenses paid by the real estate investment trusts in which they invest.

  Because the funds concentrate their investments in securities of real estate companies the funds may be more susceptible than investment companies without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry.

  Investment in either of the VKAC Real Estate Fund or the MS Real Estate Fund may not be appropriate for all investors. Neither fund is intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the funds. An investment in either fund is intended to be a long-term investment and should not be used as a trading vehicle.

DIFFERENCES IN RISKS

  The VKAC Real Estate Fund and the MS Real Estate Fund engage in some dissimilar investment practices. To the extent that the investment practices of the funds differ, the risks associated with an investment in the VKAC Real Estate Fund are different from the risks associated with an investment in the MS Real Estate Fund. An investment in the VKAC Real Estate Fund may not be appropriate for all MS Real Estate Fund shareholders. For a complete description of the risks of an investment in the VKAC Real Estate Fund, see the sections in the VKAC Fund Prospectus entitled "Investment Objective and Policies," "Risk Factors" and "Investment Practices." For a complete description of the risks of an investment in the MS Real Estate Fund, see the sections in the MS Fund Prospectus entitled "Investment Objectives and Policies," "Additional Investment Information" and "Investment Limitations."

  DIVERSIFICATION. The MS Real Estate Fund is a non-diversified investment company. The VKAC Real Estate Fund is a diversified investment company. A non-diversified investment company such as the MS Real Estate fund generally is more susceptible to economic, political or regulatory events that adversely affect an issuer in which such fund invests than a diversified investment company such as the VKAC Real Estate Fund. A diversified investment company such as the VKAC Real Estate Fund, however, is less likely to benefit from economic, political or regulatory events that beneficially affect issuers in which it invests because it generally invests a smaller percentage of its assets in each issuer in which it invests.

  FOREIGN SECURITIES. the VKAC Real Estate Fund may invest up to 25% of its assets in securities issued by foreign issuers of developed countries. Some or all of such securities may be Real Estate Securities. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since the VKAC Real Estate Fund may invest in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's asset denominated in that currency and the Fund's yield on such assets.

  The VKAC Real Estate Fund also may purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored

ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The VKAC Real Estate fund may invest in ADRs through both sponsored and unsponsored arrangements.

  With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments may be subject to foreign withholding taxes, which would reduce the total return on such investments and the amounts available for distributions by the VKAC Real Estate Fund to its shareholders. Foreign financial markets, while growing in volume, generally have less trading volume than United States markets, and securities of many foreign companies are less liquid and their prices mere volatile that securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and in certain market there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could have an adverse affect on the VKAC Real Estate Fund's ability to purchase and sell portfolio securities in a timely fashion. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than costs associated with transactions in United States securities. In addition, the VKAC Real Estate Fund will incur costs in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.

C. THE PROPOSED REORGANIZATION

  The material features of the Agreement are summarized below. This summary does not purport to be complete and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Agreement attached as Appendix A to the Reorganization SAI, a copy of which may be obtained without charge by calling the VKAC Real Estate Fund or the MS Real Estate Fund at (800) 421-5666 and asking for the "Reorganization SAI".

TERMS OF THE AGREEMENT

  Pursuant to the Agreement, the VKAC Real Estate Fund would acquire all of the assets and the liabilities of the MS Real Estate Fund series of the Morgan Stanley Fund on the date of the Closing in consideration for Class A, B and C shares of the VKAC Real Estate Fund.

  Subject to the MS Real Estate Fund's shareholders approving of the Reorganization, the closing (the "Closing") will occur within 15 business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the Special Meeting or such later date as soon as practicable thereafter as the VKAC Real Estate Fund and the MS Real Estate Fund may mutually agree.

  On the date of Closing, the MS Real Estate Fund will transfer to the VKAC Real Estate Fund all of the assets and liabilities of the MS Real Estate Fund. The VKAC Real Estate Fund will in turn transfer to the MS Real Estate Fund a number of its Class A, B and C shares equal in value to the value of the net assets of the MS Real Estate Fund transferred to the VKAC Real Estate Fund as of the date of Closing, as determined in accordance with the valuation method described in the VKAC Real Estate Fund's then current prospectus. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the VKAC Real Estate Fund and the MS Real Estate Fund may distribute on or before the Closing all or substantially all of their respective undistributed net investment income (including net capital gains) as of such date.

  The MS Real Estate Fund expects to distribute the Class A, B and C shares of the VKAC Real Estate Fund to the shareholders of the MS Real Estate Fund promptly after the Closing and then dissolve pursuant to a plan of dissolution adopted by the Board.

  The VKAC Real Estate Fund and the MS Real Estate Fund have made certain standard representations and warranties to each other regarding their capitalization, status and conduct of business.

  Unless waived in accordance with the Agreement, the obligations of the parties to the Agreement are conditioned upon, among other things:

    1. the approval of the Reorganization by the MS Real Estate Fund's shareholders;

    2. the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Agreement;

    3. the receipt of all necessary approvals, registrations and exemptions under federal and state laws;

    4. the truth in all material respects as of the Closing of the representations and warranties of the parties and performance and compliance in all material respects with the parties' agreements, obligations and covenants required by the Agreement;

    5. the effectiveness under applicable law of the registration statement of the VKAC Real Estate Fund of which this Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto; and

    6. the receipt of opinions of counsel relating to, among other things, the tax free nature of the Reorganization.

  The Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the MS Real Estate Fund, provided that no such amendment after such approval shall be made if it would have a material adverse affect on the interests of MS Real Estate Fund shareholders. The Agreement also may be terminated by the non-breaching party if there has been a material misrepresentation, material breach of any representation or warranty, material breach of contract or failure of any condition to Closing.

  The Board recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of the MS Real Estate Fund's shareholders and that the interests of the MS Real Estate Fund's existing shareholders will not be diluted as a result of consummation of the proposed Reorganization.

DESCRIPTION OF SECURITIES TO BE ISSUED

  SHARES OF BENEFICIAL INTEREST. Beneficial interests in the VKAC Real Estate Fund being offered hereby are represented by transferable Class A, B and C shares, par value $0.01 per share.

  VOTING RIGHTS OF SHAREHOLDERS. Holders of shares of the VKAC Real Estate Fund are entitled to one vote per share on matters as to which they are entitled to vote.

  The VKAC Real Estate Fund is an open-end management investment company registered with the SEC under the 1940 Act. The MS Real Estate Fund operates as a series of the Morgan Stanley Fund, also an open-end management investment company registered with the SEC under the 1940 Act. Therefore, in addition to the specific voting rights described above, shareholders of the VKAC Real Estate Fund, as well as shareholders of the MS Real Estate Fund, are entitled, under current law, to vote with respect to certain other matters, including changes in fundamental investment policies and restrictions and the ratification of the selection of independent auditors. Moreover, under the 1940 Act, shareholders owning not less than 10% of the outstanding shares of the MS Real Estate Fund or VKAC Real Estate Fund may request that the respective board of trustees/directors call a shareholders' meeting for the purpose of voting upon the removal of trustee(s).

CONTINUATION OF SHAREHOLDER ACCOUNTS AND PLANS; SHARE CERTIFICATES

  If the Reorganization is approved, the VKAC Real Estate Fund will establish an account for each MS Real Estate Fund shareholder containing the appropriate number of shares of the VKAC Real Estate Fund. The shareholder services and shareholder programs of the VKAC Real Estate Fund and the MS Real Estate Fund are substantially identical. Shareholders of the MS Real Estate Fund who are accumulating MS Real Estate Fund shares under the dividend reinvestment plan, or who are receiving payment under the systematic withdrawal plan with respect to MS Real Estate Fund shares, will retain the same rights and privileges after the Reorganization in connection with the VKAC Real Estate Fund Class A, B or C shares received in the Reorganization through substantially identical plans maintained by the VKAC Real Estate Fund. [Van Kampen American Capital Trust Company will continue to serve as custodian for the assets of MS Real Estate Fund shareholders held in IRA accounts after the Reorganization. Such IRA investors will be sent appropriate documentation to confirm Van Kampen American Capital Trust Company's custodianship.]

  It will not be necessary for shareholders of the MS Real Estate Fund to whom certificates have been issued to surrender their certificates. Upon dissolution of the MS Real Estate Fund, such certificates will become null and void. However, MS Real Estate Fund shareholders holding such certificates may want to present such certificates to receive certificates of the VKAC Real Estate Fund (to simplify substantiation of and to preserve the tax basis of separate lots of shares).

FEDERAL INCOME TAX CONSEQUENCES

  The following is a general discussion of the material federal income tax consequences of the Reorganization to shareholders of the MS Real Estate Fund and shareholders of the VKAC Real Estate Fund. The discussion set forth below is for general information only and may not apply to a holder subject to special treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as a holder that is a bank, an insurance company, a dealer in securities, a tax-exempt organization or that acquired its Class A, B and C shares of the MS Real Estate Fund pursuant to the exercise of employee stock options or otherwise as compensation. It is based upon the Code, legislative history, Treasury regulations, judicial authorities, published positions of the Internal Revenue Service (the "Service") and other relevant authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly on a retroactive basis). This summary is limited to shareholders who hold their MS Real Estate Fund shares as capital assets. No advance rulings have been or will be sought from the Service regarding any matter discussed in this Prospectus/Proxy Statement. Accordingly, no assurances can be given that the Service could not successfully challenge the intended federal income tax treatment described below. Shareholders should consult their own tax advisers to determine the specific federal income tax consequences of all transactions relating to the Reorganization, as well as the effects of state, local and foreign tax laws and possible changes to the tax laws.

  The Reorganization is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Code. It is a condition to closing that the VKAC Real Estate Fund receive an opinion from Skadden, Arps, Slate, Meagher & Flom (Illinois) ("Skadden Arps") substantially to the effect that for federal income tax purposes:

    1. The acquisition by the VKAC Real Estate Fund of the assets of the MS Real Estate Fund in exchange solely for Class A, B and C shares of the VKAC Real Estate Fund and the assumption by the VKAC Real Estate Fund of the liabilities of the MS Real Estate Fund will qualify as a tax-free reorganization within the meaning of Section 368(a)(1) of the Code.

    2. No gain or loss will be recognized by the MS Real Estate Fund or the VKAC Real Estate Fund upon the transfer to the VKAC Real Estate Fund of the assets of the MS Real Estate Fund in exchange solely for the Class A, B and C shares of the VKAC Real Estate Fund and the assumption by the VKAC Real Estate Fund of the liabilities of the MS Real Estate Fund.

    3. The VKAC Real Estate Fund's basis in the MS Real Estate Fund assets received in the Reorganization will, in each instance, equal the basis of such assets in the hands of the MS Real Estate Fund immediately prior to the transfer, and the VKAC Real Estate Fund's holding period of such assets will, in each instance, include the period during which the assets were held by the MS Real Estate Fund.

    4. No gain or loss will be recognized by the shareholders of the MS Real Estate Fund upon the exchange of their shares of the MS Real Estate Fund for the Class A, B or C shares of the VKAC Real Estate Fund.

    5. The aggregate tax basis in the Class A, B and C shares of the VKAC Real Estate Fund received by the shareholders of the MS Real Estate Fund will be the same as the aggregate tax basis of the shares of the MS Real Estate Fund surrendered in exchange therefor. See "Continuation of Shareholder Accounts and Plans; Share Certificates" above.

    6. The holding period of the Class A, B and C shares of the VKAC Real Estate Fund received by the shareholders of the MS Real Estate Fund will include the holding period of the shares of the MS Real Estate Fund surrendered in exchange therefor if such surrendered shares of the MS Real Estate Fund are held as capital assets by such shareholder.

  In rendering its opinion, Skadden Arps may rely upon certain representations of the management of the VKAC Real Estate Fund and the MS Real Estate Fund and assume that the Reorganization will be consummated as described in the Agreement and that redemptions of shares of the MS Real Estate Fund occurring prior to the Closing will consist solely of redemptions in the ordinary course of business.

  The VKAC Real Estate Fund intends to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the MS Real Estate Fund and its shareholders.

EXPENSES

  The expenses of the Reorganization, including expenses incurred by the MS Real Estate Fund, generally will be borne by the VKAC Real Estate Fund in the event the Reorganization is completed. Management believes that shareholders of the VKAC Real Estate Fund are the primary beneficiaries of benefits from the Reorganization. Management of the MS Real Estate Fund and the VKAC Real Estate Fund estimates total Reorganization costs of approximately $136,000. In addition, as part of the Reorganization, the MS Real Estate Fund will write-off the remaining unamortized organizational expenses of approximately $10,000, which will be reimbursed by Advisory Corp., in its capacity as the investment adviser of the MS Real Estate Fund. In the event the Reorganization is not completed, VKAC will bear the costs associated with the Reorganization. The Board of Trustees and the Board of Directors have reviewed and approved the foregoing arrangements with respect to expenses and other charges relating to the Reorganization.

  As noted above, shareholders of the MS Real Estate Fund may redeem their shares or exchange their shares for shares of certain other funds distributed by VKAC Distributors at any time prior to the closing of the Reorganization. See "Distribution, Purchase, Valuation, Redemption and Exchange of Shares" above. Redemptions and exchanges of shares generally are taxable transactions, unless your account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

RATIFICATION OF INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND
  RESTRICTIONS OF THE MUNICIPAL FUND

  Approval of the Reorganization will constitute the ratification by MS Real Estate Fund shareholders of the investment objective, investment policies and restrictions, distribution plan and advisory agreement of the VKAC Real Estate Fund. Approval of the Reorganization will constitute approval of amendments to any of the fundamental investment restrictions of the MS Real Estate Fund that might otherwise be interpreted as impeding the Reorganization, but solely for the purpose of and to the extent necessary for, consummation of the Reorganization.

LEGAL MATTERS

  Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of Class A, B and C shares of the VKAC Real Estate Fund will be passed on by Skadden Arps, 333 West Wacker Drive, Chicago, Illinois 60606, which serves as counsel to the VKAC Real Estate Fund and the MS Real Estate Fund. Wayne W. Whalen, a partner of Skadden Arps, is a Trustee of the VKAC Real Estate Fund and a Director of the MS Real Estate Fund.

D. RECOMMENDATION OF THE BOARD

  The Board of Directors has unanimously approved the Agreement and has determined that participation in the Reorganization is in the best interests of shareholders of each class of shares of the MS Real Estate Fund. THE BOARD OF DIRECTORS RECOMMENDS VOTING "FOR" THE PROPOSED REORGANIZATION.

                               OTHER INFORMATION

A. SHAREHOLDERS OF THE VKAC REAL ESTATE FUND AND
   THE MS REAL ESTATE FUND

  At the close of business on                   , 1998, there were
Class A shares,              Class B shares and              Class C shares,
respectively, of the VKAC Real Estate Fund. As of such date, the trustees and officers of the VKAC Real Estate Fund as a group own less than 1% of the shares of the VKAC Real Estate Fund. As of such date, no person was known by the VKAC Real Estate Fund to own beneficially or of record as much as 5% of the Class A, B or C shares or Class B shares of the VKAC Real Estate Fund [except as follows:]

  At the close of business on                   , 1998, the record date with
respect to the Special Meeting, there were              Class A shares,
             Class B shares and              Class C shares, respectively, of
the MS Real Estate Fund. As of such date, the trustees and officers of the MS Real Estate Fund as a group own less than 1% of the outstanding shares of the MS Real

Estate Fund. As of such date, no person was known by the MS Real Estate Fund to own beneficially or of record as much as 5% of the Class A, B or C shares of the MS Real Estate Fund [except as follows:]

B. SHAREHOLDER PROPOSALS

  As a general matter, the VKAC Real Estate Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. In the event the Reorganization is not consummated, the MS Real Estate Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the VKAC Real Estate Fund or the MS Real Estate Fund should send such proposal to the respective fund at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. To be considered for presentation at a shareholders' meeting, rules, promulgated by the SEC, require that, among other things, a shareholder's proposal must be received at the offices of the fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                      VOTING INFORMATION AND REQUIREMENTS

  Holders of shares of the MS Real Estate Fund are entitled to one vote per share on matters as to which they are entitled to vote. The MS Real Estate Fund does not utilize cumulative voting.

  Each valid proxy given by a shareholder of the MS Real Estate Fund will be voted by the persons named in the proxy in accordance with the instructions marked thereon and as the persons named in the proxy may determine on such other business as may come before the Special Meeting on which shareholders are entitled to vote. If no designation is made, the proxy will be voted by the persons named in the proxy as recommended by the Board "FOR" approval of the Reorganization. Abstentions and broker non-votes do not count as votes "FOR" a proposal and are treated as votes "AGAINST". A [majority] of the outstanding shares entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting. Abstentions and broker non-votes will be deemed present for quorum purposes.

  Shareholders who execute proxies may revoke them at any time before they are voted by filing with the MS Real Estate Fund a written notice of revocation, by delivering a duly executed proxy bearing a later date, or by attending the Special Meeting and voting in person. The giving of a proxy will not affect your right to vote in person if you attend the Special Meeting and wish to do so.

  It is not anticipated that any action will be asked of the shareholders of the MS Real Estate Fund other than as indicated above, but if other matters are properly brought before the Special Meeting, it is intended that the persons named in the proxy will vote in accordance with their judgment.

  APPROVAL OF THE REORGANIZATION WILL REQUIRE THE FAVORABLE VOTE OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE MS REAL ESTATE FUND ENTITLED TO VOTE.

  In the event that sufficient votes in favor of a proposal are not received by the scheduled time of the Special Meeting, the persons named in the proxy may propose and vote in favor of one or more adjournments of the Special Meeting to permit further solicitation of proxies. If sufficient shares were present to constitute a quorum, but insufficient votes had been cast in favor of a proposal to approve it, proxies would be voted in favor of adjournment only if the Board determined that adjournment and additional solicitation was reasonable and in the best interest of the shareholders of the MS Real Estate Fund, taking into account the nature of the proposal, the percentage of the votes actually cast, the percentage of negative votes, the nature of any further solicitation that might be made and the information provided to shareholders about the reasons for additional solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Special Meeting to be adjourned.

  Proxies of shareholders of the MS Real Estate Fund are solicited by the Board. In order to obtain the necessary quorum at the Special Meeting, additional solicitation may be made by mail, telephone, telegraph or personal interview by representatives of Advisory Corp., VKAC, or by dealers or their representatives. In addition, such solicitation servicing may also be provided by First Data Investor Services Group, a solicitation firm located in Boston, Massachusetts, at a cost estimated to be approximately $3,000, plus reasonable expenses.

      , 1998

                  PLEASE SIGN AND RETURN YOUR PROXY PROMPTLY.

                 YOUR VOTE IS IMPORTANT AND YOUR PARTICIPATION
              IN THE AFFAIRS OF YOUR FUND DOES MAKE A DIFFERENCE.

                                                                       EXHIBIT A

                           MANAGEMENT'S DISCUSSION OF
           VKAC REAL ESTATE FUND AND MS REAL ESTATE FUND PERFORMANCE

  Management's Discussion of the VKAC Real Estate Fund's Performance as of the Annual Report dated December 31, 1997.

                             LETTER TO SHAREHOLDERS

February 1, 1998

Dear Shareholder,

  The new year ushers in what promises to be an exciting and challenging time for investors. The Taxpayer Relief Act of 1997 signed into law by President Clinton in August creates many new opportunities for you and your family to take a more active role in achieving your long-term financial goals.

  Most Americans will benefit from the bill's $95 billion in tax cuts over five years. The so-called Kiddie Credit gives parents $400 in immediate tax relief for every child under age 17, and families will find it easier to save for their children's college expenses through the new Education IRA. The bill also cuts capital gains tax rates for the first time in over a decade and loosens restrictions on tax-deductible IRA contributions. Perhaps the most exciting feature of all is the new Roth IRA, which allows investment earnings to grow tax free, not just tax deferred.

  This year more than ever, it could be important for you to talk with your financial adviser about how to make the tax code work to your advantage. At Van Kampen American Capital, we have prepared a variety of publications to help you understand your choices under the new tax legislation. And with the help of your adviser, we'll help you locate the many benefits hidden among the changing tax landscape.

ECONOMIC OVERVIEW

  These continue to be the best of times for the U.S. economy. Growth is strong, consumers are optimistic, unemployment is low, the budget is headed for surplus, and our nation's currency is rising around the world.

  Despite the strength in the economy, there is no indication of troublesome inflation. In fact, the producer price index fell by 1.2 percent during the year, the largest annual decline in wholesale prices since 1986. Inflation at the consumer level was also virtually nonexistent, with the consumer price index rising by only

1.7 percent during 1997. A strong dollar and significant productivity gains helped offset inflationary pressures caused by rising wages.

  After increasing short-term interest rates by 0.25 percent in March, the Federal Reserve Board left monetary policy unchanged for the remainder of the year. In addition to signs that the economy was slowing modestly from its breakneck pace of early 1997, Fed policy-makers were concerned about the impact that higher U.S. interest rates might have on the struggling economies of Southeast Asia. Generally, higher U.S. interest rates cause the dollar to rise relative to other currencies. With nearly all Asian currencies already down significantly, a hike in U.S. rates would force monetary authorities in Asia to choose between letting their currencies decline further or matching the rate increase, thereby slowing their already-sluggish economies.

MARKET OVERVIEW

  Bolstered by solid economic growth and low inflation, stock prices continued their advance during the reporting period. Over the 12 months through December, the Wilshire 5000 Index, which measures the performance of all publicly traded U.S. companies, gained 29.17 percent. And with its 22.64 percent advance in 1997, the Dow Jones Industrial Average completed its third consecutive year of 20 percent-plus gains for the first time in the history of the index.

  But while U.S. stocks kept rising, volatility also picked up. During the spring, stronger-than-expected economic growth and a subsequent hike in short-term interest rates caused stock prices to fall by 10 percent. Later in the year, investors were unnerved by the spreading economic crisis in Asia. Between early August and late October, the DJIA fell by 16 percent before rebounding sharply to close the reporting period near record-high territory.

  Within the equity market, large stocks continued to outperform their small-cap cousins. For the year, the Russell 1000 Index of large-cap companies returned
30.49 percent, compared to 20.52 percent for the Russell 2000 Index of small stocks. A wave of consolidations helped make Financial Services the top-performing industry group. The Dow Jones Financial Index soared 48.44 percent during 1997.

OUTLOOK

  We expect that the recent upheavals in Southeast Asia will have a mixed impact on the U.S. economy and financial markets. Sales of American goods overseas are likely to decline in coming months, and competition from relatively inexpensive imports could pinch profit margins. However, lower currency values in Asia will likely result in less inflation in the U.S. and a greater likelihood of stable or falling interest rates. Such a scenario usually benefits stock prices, and we believe that a portfolio of high-quality domestic stocks should continue to perform well. We also anticipate that stock selection will play a larger role in generating investment performance due to the uneven impact of the Asian crisis on individual companies.

  As we noted earlier, the Taxpayer Relief Act of 1997 provides attractive new vehicles through which investors can save for a variety of goals, including higher education and retirement. We encourage you to work with your financial adviser to consider how the tax changes can work to your benefit.

  Additional details about your Fund, including a question-and-answer section with your portfolio management team, are provided in this report. As always, we are pleased to have the opportunity to serve you and your family through our diverse menu of quality investments.

Sincerely,

Don G. Powell
Chairman
Van Kampen American Capital
Asset Management, Inc.
Dennis J. McDonnell
President
Van Kampen American Capital
Asset Management, Inc.

           PERFORMANCE RESULTS FOR THE PERIOD ENDED DECEMBER 31, 1997
            VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

                                        A SHARES   B SHARES   C SHARES
                                        --------   --------   --------
Total Returns
  One year total return based on
    NAV(1)............................    20.66%     19.76%     19.78%
  One-year total return(2)............    14.91%     15.76%     18.78%
  Life-of-Fund average annual total
    return(2)*........................    18.43%     18.71%     19.22%
  Commencement Date...................  06/09/94   06/09/94   06/09/94

---------------
(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for A shares) or contingent deferred sales charge for early withdrawal (4% for B shares and 1% for C shares).

(2)Standardized total return. Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B and C shares).

* Total return is calculated from June 30, 1994 (the date the Fund's investment strategy was implemented) through the end of the period.

  See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. This performance was achieved during generally rising stock prices. Fund shares, when redeemed, may be worth more or less than their original cost.

  Investing in REITs involves unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for tax-exempt status under the Internal Revenue Code of 1986, as amended. REITs, especially mortgage REITs, are also subject to some interest rate risk (e.g., as interest rates rise, the value of REITs may decline).

  Market forecasts provided in this report may not necessarily come to pass.

                 PUTTING YOUR FUND'S PERFORMANCE IN PERSPECTIVE

  As you evaluate your progress toward achieving your financial goals, it is important to track your investment portfolio's performance at regular intervals. A good starting point is a comparison of your investment holdings to an applicable benchmark, such as a broad-based market index. Such a comparison can:

         - Illustrate the general market environment in which your investments are being managed

         - Reflect the impact of favorable market trends or difficult market conditions

         - Help you evaluate the extent to which your Fund's management team has responded to the opportunities and challenges presented to them over the period measured

  For these reasons, you may find it helpful to review the chart below, which compares your Fund's performance to that of the Standard & Poor's 500-Stock Index and the NAREIT Equity REIT Index over time. These indices are unmanaged statistical composites, and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities they represent. Similarly, their performance does not reflect any sales charges or other costs which would be applicable to an actively managed portfolio, such as that of the Fund.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

Van Kampen American Capital Real Estate Securities Fund vs. Standard & Poor's 500-Stock Index and the NAREIT Equity REIT Index (June 30, 1994 through December 31, 1997)

                                     [GRAPH]


Standard & Poor's                  NAREIT Equity                      VKAC Real Estate
500-Stock Index                    REIT Index                         Securities Fund
     10000                                10000                            9527
     10315                                 9881                            9446
     10703                                 9849                            9456
     10489                                 9663                            9340
     10708                                 9229                            8964
     10285                                 9839                            8648
     10487                                 9446                            9549
     10741                                 9150                            9137
     11129                                 9317                            9281
     11505                                 9245                            9328
     11826                                 9162                            9213
     12256                                 9481                            9536
     12559                                 9660                            9760
     13000                                 9735                            9950
     12996                                 9783                           10997
     13598                                 9917                           10345
     13530                                 9622                           10026
     14085                                 9640                           10143
     14414                                10128                           10733
     14884                                10259                           10904
     14987                                10323                           11065
     15186                                10241                           10985
     15390                                10200                           11007
     15742                                10390                           11364
     15886                                10494                           11609
     15140                                10480                           11653
     15425                                10014                           12167
     16353                                10977                           12501
     16780                                11223                           12843
     18011                                11639                           13504
     17714                                12062                           15007
     18800                                12059                           15018
     18912                                12755                           15215
     18192                                12692                           15031
     19255                                12205                           14519
     20383                                12549                           15043
     21361                                13111                           15936
     23030                                13435                           16581
     21707                                13328                           16463
     22959                                14478                           17798
     22168                                13997                           17361
     23156                                14221                           17621
     23616                                14496                           18107

--------------------------------
Fund's Total Return
1 Year Avg. Annual      = 14.91%
3 Year Avg. Annual      = 21.79%
Inception Avg. Annual   = 18.43%
--------------------------------


  The above chart reflects the performance of Class A shares of the Fund. The performance of Class A shares will differ from that of other share classes of the Fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The Fund's performance assumes reinvestment of all distributions and includes payment of the maximum sales charge (4.75% for A shares).

  While past performance is not indicative of future performance, the above information provides a broader vantage point from which to evaluate the discussion of the Fund's performance found in the following pages.

                               GLOSSARY OF TERMS

DOW JONES INDUSTRIAL AVERAGE:

  The oldest and most widely recognized stock market average, which reflects the performance of 30 actively traded stocks of well-established, blue chip performance.

FEDERAL RESERVE BOARD (FED):

  A seven-member group that oversees the operations of the Federal Reserve System, the central bank system of the United States. Currently led by Chairman Alan Greenspan, the Fed meets eight times a year to establish monetary policy and monitor the country's economic pulse.

GROWTH INVESTING:

  An investing strategy that seeks to identify stocks that tend to offer greater-than-average earnings growth. Growth stocks typically trade at higher prices than value stocks, due to their expected earnings growth.

NET ASSET VALUE (NAV):

  The value of a mutual fund share, calculated by deducting a fund's liabilities from its total assets and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charge.

P/E RATIO:

  The price-to-earnings ratio shows the "multiple" of earnings at which a stock is selling. It is calculated by dividing a stock's current price by its current earnings per share. A high multiple means that investors are optimistic about future growth and have bid up the stock's price.

REAL ESTATE INVESTMENT TRUSTS (REITS):

  Publicly traded companies that own, develop, and operate apartment complexes, hotels, office buildings, and other commercial properties.

STANDARD AND POOR'S 500-STOCK INDEX:

  An index of the 500 largest, most actively traded stocks on the New York Stock Exchange. It provides a guide to the overall health of the U.S. stock market. The S&P 500 is a much broader index than the Dow Jones Industrial Average and reflects the stock market more accurately.

VALUATION:

  The estimated or determined worth of a stock, based on its price relative to its earnings.

VALUE INVESTING:

  A strategy that seeks to identify stocks that are sound investments but are temporarily out of favor in the marketplace, due to concerns about short-term performance. As a result, they trade at prices below the value that investors believe they are actually worth.

                          PORTFOLIO MANAGEMENT REVIEW

VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

  We recently spoke with the management team of the Van Kampen American Capital Real Estate Securities Fund about the key events and economic forces that shaped the markets during the most recent fiscal year. The team is led by portfolio managers Russell C. Platt and Theodore R. Bigman. The following excerpts reflect their views on the Fund's performance during the 12-month period ended December 31, 1997.
   Q
       WHAT WERE THE MARKET CONDITIONS IN WHICH THE FUND OPERATED DURING THE PAST 12 MONTHS?
   A
       A strong U.S. economy and a cooperative bond market in the past year were beneficial to the real estate industry, which continues on the path of recovery that began in 1993. While the total return for the period was not as great as the one generated a year earlier, it was solid and more in line with the type of returns that we believe investors can expect at this point in the real estate cycle. Real estate investments generally tracked the Standard & Poor's 500-Stock Index, but displayed defensive characteristics during the more volatile periods in the broader market, particularly in the latter part of the year.

The past 12 months were characterized by numerous mergers and acquisitions in the real estate market. An impressive total of 15 public transactions occurred, most notably Equity Office Properties' surprising merger with rival Beacon Office Properties, and Starwood Lodging's successful bid for ITT Corp. Public mergers in 1997 totaled $26.7 billion, representing a significant increase from the year before, in which six public REIT mergers accounted for only $5.0 billion. Companies were able to finance these transactions through an active issuance market, with an estimated $39 billion in debt and equity capital raised by the end of the year.
   Q

       HOW DID YOU POSITION THE PORTFOLIO DURING THE REPORTING PERIOD?
   A
       We continued to support the thesis that efficient markets will, over time, drive values in the public and private markets into equilibrium; in that environment, understanding asset value is critical. As a result, our security-selection process is based on finding those stocks that we believe offer the best value relative to their underlying net property assets. While real estate cycles in the physical property market can last for long periods of time, valuations in the public markets can fluctuate quite rapidly. This caused us to over-and underweight property sectors throughout the year despite conditions in the physical market. Our investment style led us to overweight positions in the office and high-end hotel sectors, which

                                              Please see footnotes on page three
contributed handsomely to the Fund's returns for the year. In addition, our value style of investing allowed the Fund to perform particularly well during times of greatest market volatility.
   Q

       WHAT WAS THE FUND'S PERFORMANCE OVER THE REPORTING PERIOD?
   A
       The Fund achieved a total return of 20.66 percent(1) (Class A shares at net asset value) for the 12-month period ended December 31, 1997. This performance compares favorably to the total return of the NAREIT (National Association of Real Estate Investment Trusts) Equity REIT Index of 10.98 percent over the same period. The NAREIT Index is an unmanaged index that reflects the performance of a broad range of equity REITs of all property types. By comparison, the Standard & Poor's 500-Stock Index registered a total return of
33.31 percent in the 12 months ended December 31, 1997. The S&P 500-Stock Index is a broad-based, unmanaged index that reflects the general performance of the stock market. Keep in mind that these indices are unmanaged statistical composites that do not reflect any commissions, fees, or sales charges that would be incurred by an investor purchasing the securities they represent. Please refer to the chart on page three for additional Fund performance results.
   Q
       WHAT FACTORS OR SECTORS CONTRIBUTED TO THE FUND'S SUCCESS OVER ITS FISCAL YEAR?
   A
       With respect to the overall portfolio, our value style of investing was beneficial during the period. Recall that the NAREIT Equity REIT Index registered a total return of 35.5 percent in 1996, of which 19.0 percent occurred in the fourth quarter (with a 12.2 percent return in the final month alone). Given that level of performance, many growth and "momentum" companies sold at significant premiums to underlying real estate values, and thus experienced a retracement of stock prices in the first six months of this year. Our value focus allowed us to avoid a number of companies in which the retrenchment was often significant.

Our sector weightings and stock selection within sectors also contributed to the Fund's total return in the first half of the year. After last year's outstanding performance, office and hotel property sectors continued to show above-average performance during the past six months, and our overweighted positions in these sectors positively contributed to the total return. Limited new supply in both sectors has allowed for better returns. We were somewhat surprised by the above-average performance in the retail sector in the first half of the year, and our holdings in regional malls added significantly to returns. Our stock selection in the manufactured-home sector and the industrial sector also contributed to the Fund's success. For additional Fund portfolio highlights, please refer to page eight.

                                              Please see footnotes on page three

   Q

       WHAT IS YOUR OUTLOOK FOR THE REAL ESTATE MARKET AND FOR THE FUND?
   A
       As we continue to advance in this current real estate recovery cycle, we see more property sectors approaching equilibrium, or a balanced supply-and-demand equation. We are also beginning to see greater amounts of development in many property sectors due to the fact that rental rates have recovered greatly. In many cases, the new development is justified. We do not yet feel that we are at a level of development that will bring about the demise of this cycle; nonetheless, it is incumbent upon us to be alert and increasingly careful in our company analysis and stock selection. For example, in calculating the net asset value for some of the Southeastern multi-family companies, we have computed a greater vacancy rate, because certain markets in this region have excess supply. In addition, we are attempting to focus our investments in companies that have a Northeastern or West Coast focus when possible; these are markets in which is it very difficult to develop, so we believe the supply-and-demand balance will remain in check.

In conclusion, we believe that, as the real estate cycle ages, understanding the underlying real estate value of these securities will become increasingly important. In this environment, we feel strongly that our value style of investing will prevail.

/s/ RUSSEL C. PLATT                 /s/ THEODORE R. BIGMAN

Russel C. Platt                     Theodore R. Bigman
Portfolio Manager                   Portfolio Manager

                                              Please see footnotes on page three

                              PORTFOLIO HIGHLIGHTS

                          VAN KAMPEN AMERICAN CAPITAL
                          REAL ESTATE SECURITIES FUND

TOP TEN HOLDINGS AS A PERCENTAGE OF LONG TERM INVESTMENTS

                                  AS OF                                  AS OF
                              JUNE 30, 1997                        DECEMBER 31, 1997

Taubman Centers, Inc. .......     5.5%         ...................       1.9%
Chateau Properties, Inc. ....     4.8%         ...................       5.5%
Arden Realty Group, Inc. ....     4.7%         ...................       2.3%
Nationwide Health Properties,
  Inc. ......................     4.7%         ...................       4.8%
Bay Apartment Communities,
  Inc. ......................     4.3%         ...................       3.5%
Host Marriott Corp. .........     4.2%         ...................       2.1%
Essex Property Trust,
  Inc. ......................     4.0%         ...................       4.0%
Pacific Gulf Properties,
  Inc. ......................     3.8%         ...................       2.6%
Capstar Hotel Co. ...........     3.7%         ...................        N/A
Brandywine Realty Trust .....     3.6%         ...................       3.7%

N/A=Not Applicable

TOP FIVE PORTFOLIO SECTORS AS A PERCENTAGE OF LONG-TERM INVESTMENTS

AS OF DECEMBER 31, 1997               AS OF JUNE 30, 1997
Office/Industrial..........  28.9%    Office/Industrial..........  25.2%
Apartments.................  19.5%    Apartments.................  19.6%
Hotel & Lodging............  11.3%    Hotel & Lodging............  13.9%
Shopping Malls.............  10.7%    Shopping Malls.............  11.1%
Shopping Centers...........   7.4%    Healthcare Facilities......  10.4%

  Management's Discussion of the MS Real Estate Fund's Performance as of the Annual Report dated June 30, 1997.

                             LETTER TO SHAREHOLDERS

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND
                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

                  COMPOSITION OF NET ASSETS (AT JUNE 30, 1997)

APARTMENT (19.7%)            19.7
HEALTHCARE (9.7%)             9.7
LAND (2.2%)                   2.2
LODGING/LEISURE
(12.5%)                      12.5
MARNUFACTURED HOMES
(6.6%)                        6.6
OFFICE & INDUSTRIAL
(21.2%)                      21.2
RETAIL (15.2%)               15.2
SELF STORAGE (1.3%)           1.3
OTHER (11.6%)                11.6

                                               TOTAL RETURNS**
                                    -------------------------------------
                                                         AVERAGE ANNUAL
                                        ONE YEAR         SINCE INCEPTION
                                    -----------------   -----------------
                                     WITH     WITHOUT    WITH     WITHOUT
                                     SALES     SALES     SALES     SALES
                                    CHARGE*   CHARGE    CHARGE*   CHARGE
-------------------------------------------------------------------------
Class A Shares                      27.98%    35.75%    28.47%    35.17%
-------------------------------------------------------------------------
Class B Shares                      29.97%    34.58%    30.79%    33.88%
-------------------------------------------------------------------------
Class C Shares                      33.56%    34.56%    34.05%    34.05%
-------------------------------------------------------------------------
NAREIT Equity Index                    N/A    33.87%       N/A    32.67%
-------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

The NAREIT Equity Index is an unmanaged market weighted index of tax qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System, including dividends.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                                   [GRAPH]

TOP FIVE HOLDINGS

                                                             PERCENT OF
                ISSUER                       INDUSTRY        NET ASSETS
-----------------------------------------------------------------------
Chateau Properties, Inc. REIT           Manufactured Homes      4.8%
-----------------------------------------------------------------------
American General Hospitality Corp.      Lodging/Leisure         4.5%
-----------------------------------------------------------------------
Nationwide Health Properties, Inc.      Healthcare              3.9%
-----------------------------------------------------------------------
Essex Property Trust, Inc. REIT         Apartment               3.5%
-----------------------------------------------------------------------
Urban Shopping Centers, Inc. REIT       Retail                  3.4%
-----------------------------------------------------------------------

TOP FIVE SECTORS

                                                     VALUE    PERCENT OF
                      SECTOR                         (000)    NET ASSETS
------------------------------------------------------------------------
Office & Industrial                                  $5,177     21.2%
------------------------------------------------------------------------
Apartment                                             4,783     19.7%
------------------------------------------------------------------------
Retail                                                3,700     15.2%
------------------------------------------------------------------------
Lodging/Leisure                                       3,039     12.5%
------------------------------------------------------------------------
Healthcare                                            2,351      9.7%
------------------------------------------------------------------------

In accordance with SEC regulations, Fund performance since inception as shown at left assumes that: the maximum sales charge was deducted from the initial investment of $10,000 in Class A shares; the maximum deferred sales charge was deducted from the value of the investment of $10,000 in Class B shares; all recurring fees (including management fees) were deducted; and all dividends and distributions were reinvested.

Past performance is not predictive of future performance.

  The investment objective of the U.S. Real Estate Fund is to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

  For the year ended June 30, 1997, the Fund had a total return exclusive of sales charge of 35.75% for the Class A shares, 34.58% for the Class B shares and 34.56% for the Class C shares, and a total return with sales charge of 27.98% for the Class A shares, 29.97% for the Class B shares and 33.56% for the Class C shares, as compared to 33.87% for the National Association of Real Estate Investment Trusts (NAREIT) Equity Index. For the period from inception through June 30, 1997 the Fund had an average annual total return exclusive of sales charge of 35.17% for the Class A shares, 33.88% for the Class B shares and 34.05% for the Class C shares, and a total return with sales charge of 28.47% for the Class A shares 30.79%, for the Class B shares and 34.05% for the Class C shares, as compared with 32.67% for the NAREIT Equity Index.

  Valuations in the REIT market have gone through some interesting gyrations during the first half of 1997. The Morgan Stanley REIT Index ("RMS") which measures the performance of REITs on a continuous basis -- as opposed to the Index which measures performance on a month-end basis -- rose approximately 4% through the beginning of the year and climbed to a high on March 12. RMS proceeded to hit its low on April 25 following a decline throughout the month. This represented a decline of more than 8.5% from its mid-March peak. Since that low, RMS has proceeded straight up, gaining 9.9% and achieving new highs through quarter-end.

  The decline in the early part of the second quarter resulted from a combination of the correction in the broad equity market as well as a significant amount of new equity issuance. We did not expect to see strong appreciation until this supply was absorbed. In fact, in the face of declining valuations in the period from mid-March through April, REITs continued to raise capital and raised in excess of $3.5 billion of equity in 25 separate offerings.

  Some observers were disappointed to see the REIT market fall along with the broad equity market in March and April. Our reaction is that REITs have not lost their defensive characteristics. However, REIT stocks can only retain their defensive characteristics if their stock prices reflect the underlying value of their real estate. In the fourth quarter of last year, a number of stocks, particularly some of the larger cap names, had traded to levels that were at quite significant premiums to their underlying asset values. These were the stocks that were most penalized during the correction. We continue to believe that REITs should be viewed as a separate asset class, distinct from stocks and bonds, providing diversification within a portfolio. Clearly there is some correction to other financial assets but as demonstrated by on-going analysis provided by NAREIT the correlation continues to wane. This research affirms our basic theory that real estate stocks will move based on underlying real estate value.

  As suggested above, new equity issuance in the REIT market continues at a torrid pace. Through June 30, 1997 REITs had raised almost $10 billion in new equity. This continues a theme of more real estate moving into the control of the public markets. With a private institutional real estate market of approximately $1 trillion and equity capitalization at $110 billion, REITs continue to capture a bigger share of the pie. We see continued equity issuance by existing REITs as proceeds have primarily been used to pay for the acquisition of individual properties, portfolios of properties and entire companies. One wildcard in the growth potential of the assets held by public companies is the exchange of property for shares by the institutional owners of real estate. In the second quarter we saw a beginning of this trend as Meridian Industrial Trust entered into transactions providing both an insurance company and a corporate pension fund with shares in exchange for industrial properties.

  After a dearth of initial public offerings over the course of the last two years, there were 8 IPOs in the first two quarters raising in excess of $2 billion (this does not include two IPOs concluded immediately after the end of June). The majority of capital raised was for office companies. We expect to see a continuance of these IPOs as a result of the arbitrage between the private and public real estate markets. The sectors that will feature the most new issuance will be those in which it is not hard to assemble a meaningful collection of assets combined with public market valuations that provide premium pricing.

  At December 31, 1996 we provided our investment strategy for overweighting and underweighting asset classes and geographic regions and thought it would be appropriate to look at calendar 1997 year-to-date total returns in each sector according to the Index. It is interesting to note that once again sector bets on the office and hotel sectors contributed to excess performance, despite prognosticators claiming that after 1996 REITs had moved to a stock picker's game. We have been surprised by the continued strength in the strip center and regional mall segments of retail and have continued to underweight the retail sector.

                                                    TOTAL PERFORMANCE
                    SECTOR                      YEAR TO DATE CALENDAR 1997
--------------------------------------------------------------------------
Apartments                                                  6.2%
--------------------------------------------------------------------------
Manufactured Homes                                          3.6%
--------------------------------------------------------------------------
Strip Centers                                               7.5%
--------------------------------------------------------------------------
Regional Malls                                              7.6%
--------------------------------------------------------------------------
Outlet Centers                                             -4.2%
--------------------------------------------------------------------------
Industrial                                                  1.7%
--------------------------------------------------------------------------
Office                                                      5.4%
--------------------------------------------------------------------------
Self Storage                                               -1.2%
--------------------------------------------------------------------------
Triple Net Lease                                            3.4%
--------------------------------------------------------------------------
Hotel                                                      11.8%
--------------------------------------------------------------------------
Healthcare                                                  2.7%
--------------------------------------------------------------------------
Overall                                                     5.7%
--------------------------------------------------------------------------

  From the perspective of the Fund, approximately 65% of the outperformance since December 31 was as a result of stock selection and the remainder was from sector allocation. The largest contributions from a sector allocation perspective were: overweighting of hotels, underweighting of self storage, and underweighting of outlet centers. As we have discussed previously, real estate cycles in the physical property markets tend to last a long time, however, valuations in the public markets continue to fluctuate and as a result we had some modest movements in the Fund. The most significant top-down adjustments were increasing the weighting in the multifamily sector since valuations were beaten down, and decreasing the weighting in the office and industrial sectors as we took profits on some office stocks and reduced industrial positions due to stock valuations continuing to move far above underlying value.

  The following chart provides a summary of the largest contributors to the performance of the Fund both from a top-down and bottom-up perspective, along with the rationales for the positions.

      FUND POSITION             SECTOR               RATIONALE
-----------------------------------------------------------------------
Bottom-up
-----------------------------------------------------------------------
Essex Properties            Apartments       Attractive Pacific markets
-----------------------------------------------------------------------
Chateau Properties          Manufactured     Favorable risk-return
                            Homes
-----------------------------------------------------------------------
Urban Shopping Centers      Regional Malls   High-end retail continues
                                             to improve
-----------------------------------------------------------------------
Pacific Gulf Properties     Industrial       Small cap with
                                             Pacific-focus
-----------------------------------------------------------------------
Meridian Industrial Trust   Industrial       Small cap growth story
-----------------------------------------------------------------------
Extended Stay of America    Hotels           Momentum investors exit
-----------------------------------------------------------------------
Top-down
-----------------------------------------------------------------------
Overweighting               Hotels           Lack of new supply at
                                             upper-end
-----------------------------------------------------------------------
Underweighting              Self storage     Public market premiums
                                             excessive
-----------------------------------------------------------------------
Underweighting              Outlet centers   Sector continues to worsen
-----------------------------------------------------------------------

Russell Platt
Portfolio Manager

Theodore R. Bigman
Portfolio Manager
July 1997

FUND SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 421-5666.

DEALERS--FOR INFORMATION
WITH RESPECT TO THE
REORGANIZATION CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 772-8889.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 421-5684.
VAN KAMPEN AMERICAN CAPITAL
REAL ESTATE SECURITIES FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser of the VKAC Real Estate Fund
VAN KAMPEN AMERICAN CAPITAL
ASSET MANAGEMENT INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor of the VKAC Real Estate Fund
VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent of the VKAC Real Estate Fund
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256

Custodian of the VKAC Real Estate Fund
STATE STREET BANK AND
TRUST COMPANY
225 Franklin Street, P.O. Box 1713
Boston, MA 02105-1713

Legal Counsel of the VKAC Real Estate Fund
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Auditors of the VKAC Real Estate Fund
PRICE WATERHOUSE LLP
200 East Randolph
Chicago, IL 60601

                           PROSPECTUS/PROXY STATEMENT

            VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND RELATING TO THE ACQUISITION OF ASSETS AND LIABILITIES OF

                      MORGAN STANLEY U.S. REAL ESTATE FUND

                                               , 1998
 ------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
PROPOSAL 1: THE PROPOSED REORGANIZATION.............................       3
A.      SUMMARY.....................................................       3
          The Reorganization........................................       3
          Reasons for the Proposed Reorganization...................       4
          Comparison of the VKAC Real Estate Fund and the MS Real
          Estate Fund...............................................       6
B.      RISK FACTORS................................................      19
          Similarity of Risks.......................................      19
          Differences in Risks......................................      21
C.      THE PROPOSED REORGANIZATION.................................      22
          Terms of the Agreement....................................      23
          Description of Securities to be Issued....................      24
          Continuation of Shareholder Accounts and Plans; Share
          Certificates..............................................      25
          Federal Income Tax Consequences...........................      25
          Expenses..................................................      27
          Ratification of Investment Objective, Investment Policies
            and Restrictions of the VKAC Real Estate Fund...........      28
          Legal Matters.............................................      28
D.      RECOMMENDATION OF THE BOARD.................................      28
OTHER INFORMATION...................................................      28
A.      SHAREHOLDERS OF THE VKAC REAL ESTATE FUND AND THE MS REAL
          ESTATE FUND...............................................      28
B.      SHAREHOLDER PROPOSALS.......................................      29
VOTING INFORMATION AND REQUIREMENTS.................................      29
EXHIBIT A: MANAGEMENT'S DISCUSSION OF VKAC REAL ESTATE FUND AND MS
  REAL ESTATE FUND PERFORMANCE......................................     A-1

 ------------------------------------------------------------------------------

              -- A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH --

                          VAN KAMPEN AMERICAN CAPITAL
 ------------------------------------------------------------------------------

              Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                  SUBJECT TO COMPLETION -- DATED MARCH 6, 1998

           VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND
                              ONE PARKVIEW PLAZA
                       OAKBROOK TERRACE, ILLINOIS 60181
                                (800) 421-5666

                             ---------------------

                      STATEMENT OF ADDITIONAL INFORMATION

            VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

            RELATING TO THE ACQUISITION OF ASSETS AND LIABILITIES OF

                      MORGAN STANLEY U.S. REAL ESTATE FUND

                              DATED        , 1998

                             ---------------------

     This Statement of Additional Information provides information about the Van Kampen American Capital Real Estate Securities Fund (the "VKAC Real Estate Fund"), an open-end management investment company organized as a Delaware business trust, in addition to information contained in the Prospectus/Proxy
Statement of the VKAC Real Estate Fund, dated        , 1998, which also serves
as the proxy statement of the Morgan Stanley U.S. Real Estate Fund (the "MS Real Estate Fund"), a series of the Morgan Stanley Fund, Inc., an open-end management investment company organized as a Maryland corporation ("Morgan Stanley Fund"), in connection with the issuance of Class A, B and C shares of the VKAC Real Estate Fund to shareholders of the MS Real Estate Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus/Proxy Statement, into which it has been incorporated by reference and which may be obtained by contacting the VKAC Real Estate Fund located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 (telephone no.
(630) 684-6000 or (800) 421-5666).

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
                                                             ...............
Proposed Reorganization of the MS Real Estate Fund..........................   2
Additional Information About the VKAC Real Estate Fund......................   2
Additional Information About the MS Real Estate Fund........................   2
Financial Statements........................................................   2

     The VKAC Real Estate Fund will provide, without charge, upon the written or oral request of any person to whom this Statement of Additional Information is delivered, a copy of any and all documents that have been incorporated by reference in the registration statement of which this Statement of Additional Information is a part.

PROPOSED REORGANIZATION OF THE MS REAL ESTATE FUND

     The shareholders of the MS Real Estate Fund are being asked to approve an acquisition of all the assets of the MS Real Estate Fund solely in exchange for Class A, B and C shares of the VKAC Real Estate Fund and the VKAC Real Estate Fund's assumption of the liabilities of the MS Real Estate Fund (the "Reorganization") pursuant to an Agreement and Plan of Reorganization by and between the VKAC Real Estate Fund and the Morgan Stanley Fund, on behalf of the MS Real Estate Fund (the "Agreement"). A copy of the form of the Agreement is attached hereto as Appendix A.

ADDITIONAL INFORMATION ABOUT THE VKAC REAL ESTATE FUND

     Incorporated herein by reference in its entirety is the Statement of Additional Information of the VKAC Real Estate Fund, dated April 30, 1997, attached as Appendix B to this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE MS REAL ESTATE FUND

     Incorporated herein by reference in its entirety is the Statement of Additional Information of the MS Real Estate Fund, dated October 28, 1997, attached as Appendix C to this Statement of Additional Information.

FINANCIAL STATEMENTS

     Incorporated herein by reference in their respective entireties are (i) the audited financial statements of the VKAC Real Estate Fund for the fiscal year ended December 31, 1997, as included in Appendix D hereto, (ii) the audited financial statements of the MS Real Estate Fund for fiscal year ended June 30, 1997 as included in Appendix C hereto and (iii) the unaudited financial statements of the MS Real Estate Fund for the six months ended December 31, 1997, as included in Appendix E hereto.

PRO FORMA FINANCIAL STATEMENTS

     Set forth in Appendix F hereto are unaudited pro forma financial statements of the VKAC Real Estate Fund giving effect to the Reorganization which include:
(i) Pro Forma Condensed Statement of Assets and Liabilities at December 31, 1997, (ii) Pro Forma Condensed Statement of Operations for the year ended December 31, 1997 and (iii) Pro Forma Portfolio of Investments at December 31, 1997.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION
                                   [TO COME]

                                                                      APPENDIX B

                      STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                          VAN KAMPEN AMERICAN CAPITAL

                          REAL ESTATE SECURITIES FUND

                              Dated April 30, 1997
                        as supplemented

                      STATEMENT OF ADDITIONAL INFORMATION

            VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

     Van Kampen American Capital Real Estate Securities Fund (the "Fund") is a diversified, open-end management investment company. This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Fund's prospectus (the "Prospectus") dated as of the same date as this Statement of Additional Information. This Statement of Additional Information does not include all the information a prospective investor should consider before purchasing shares of the Fund. Investors should obtain and read the Prospectus prior to purchasing shares of the Fund. A Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 at (800) 421-5666.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
General Information.......................................................  B- 2
Investment Policies and Techniques........................................  B- 3
Investment Restrictions...................................................  B-11
Trustees and Officers.....................................................  B-13
Legal Counsel.............................................................  B-20
Investment Advisory Agreement.............................................  B-21
Distributor...............................................................  B-22
Distribution and Service Plans............................................  B-22
Transfer Agent............................................................  B-23
Portfolio Transactions and Brokerage......................................  B-23
Determination of Net Asset Value..........................................  B-24
Purchase and Redemption of Shares.........................................  B-25
Exchange Privilege........................................................  B-28
Tax Status of the Fund....................................................  B-29
Fund Performance..........................................................  B-29
Other Information.........................................................  B-30
Report of Independent Accountants.........................................  B-31
Financial Statements......................................................  B-32
Notes to Financial Statements.............................................  B-40

       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

GENERAL INFORMATION

     The Fund was incorporated originally in Maryland on April 14, 1994 under the name American Capital Real Estate Securities Fund, Inc. As of August 19, 1995, the Fund was reorganized as a series of Van Kampen American Capital Real Estate Securities Fund (the "Trust"), a Delaware business trust, and adopted its current name.

     Van Kampen American Capital Asset Management, Inc. (the "Adviser"), Van Kampen American Capital Distributors, Inc. (the "Distributor"), and ACCESS Investor Services, Inc. ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

     Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates): real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

     On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form a new company to be named Morgan Stanley, Dean Witter, Discover & Co. Subsequent to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

     Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management of more than $100 billion in customer accounts.

     VKAC offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations.

     VKAC's equity fund philosophy is normally to remain fully invested to achieve consistent long-term returns.

     VKAC believes that investment real estate is an asset class that often is overlooked by investors.

     As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record 5% or more of the outstanding Class A shares, Class B shares or Class C shares of the Fund, except as set forth below.

                                                               AMOUNT OF       CLASS
                     NAME AND ADDRESS                         OWNERSHIP AT       OF      PERCENTAGE
                         OF HOLDER                           APRIL 4, 1997     SHARES    OWNERSHIP
                     ----------------                        -------------     ------    ----------
Merrill Lynch Pierce                                         547,637 shares     B          17.40%
  Fenner & Smith Inc.                                         74,762 shares     C           8.64%
  Mutual Fund Operations
  Attn Fund Administration
  4800 Deer Lake Dr., E. 3rd FL
  Jacksonville, FL 32246-6484

                                                                (Table continued of following page)

                                                               AMOUNT OF       CLASS
                     NAME AND ADDRESS                         OWNERSHIP AT       OF      PERCENTAGE
                         OF HOLDER                           APRIL 4, 1997     SHARES    OWNERSHIP
                     ----------------                        -------------     ------    ----------
Van Kampen American Capital Trust                            355,860 shares     A          14.29%
  Company                                                    290,719 shares     B           9.24%
  2800 Post Oak Blvd.                                         44,297 shares     C           5.12%
  Houston, Texas 77056
PaineWebber for the Benefit of                                74,747 shares     C           8.64%
  Schoellkopf Shenandoah
  Partnership, Ltd.
  3303 Lee Parkway
  Suite 405
  Dallas, TX 75219-5109

     Van Kampen American Capital Trust Company acts as custodian for certain employee benefits and individual retirement accounts.

INVESTMENT POLICIES AND TECHNIQUES

     The Fund's primary investment objective is to seek to provide long-term growth of capital. Current income is a secondary investment objective. The following disclosures supplement disclosures set forth in the Prospectus. Readers must refer also to the Prospectus for a complete presentation.

DEPOSITARY RECEIPTS

     The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS

     The Fund may engage in transactions in options, futures contracts and options on futures contracts. Set forth below is certain additional information regarding options, futures contracts and related options. See Prospectus for further information.

SELLING CALL AND PUT OPTIONS

     Purpose. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return or total return than would be realized on the underlying securities alone.

     Selling Options. The purchaser of a call option pays a premium to the seller (i.e., the writer) for the right to buy the underlying security from the writer at a specified price during a certain period. The Fund sells call options either on a covered basis or for cross-hedging purposes. A call option is covered if, at all times during the option period, the Fund would own or have the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. An option is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash or liquid securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. The Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash or liquid securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a seller of a call or put option, the Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. The Fund would also realize a gain if an option it has written lapses unexercised.

     The Fund could sell options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. The Fund could close out its position as seller of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, the Fund could purchase an offsetting option, which would not close out its position as a seller, but would provide an asset of equal value to its obligation under the option written. If the Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

     The exercise price of call options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market value of the underlying securities or futures contracts at the time the options are written. The converse applies to put options.

     Risks of Selling Options. By selling a call option, the Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by selling a put option the Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

PURCHASING CALL AND PUT OPTIONS

     The Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. In addition, the Fund may purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, the Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Put options may be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of the Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.

     In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

OPTIONS ON STOCK INDEXES

     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges. The Fund may sell or purchase options which are listed on an exchange as well as options which are traded over-the-counter.

     Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

RISK FACTORS APPLICABLE TO OPTIONS ON U.S. GOVERNMENT SECURITIES

     Treasury Bonds and Notes. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

     Treasury Bills. Because the deliverable Treasury bill changes from week to week, sellers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Fund will hold the Treasury bills in a segregated account with its Custodian so that it will be treated as being covered.

     Mortgage-Related Securities. The following special considerations will be applicable to options on mortgage-related securities. Currently such options are only traded over-the-counter. Since the remaining principal balance of a mortgage-related security declines each month as a result of mortgage payments, the Fund as a seller of a mortgage-related call holding mortgage-related securities as "cover" to satisfy its delivery obligation in the event of exercise may find that the mortgage-related securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will purchase additional mortgage-related securities from the same pool (if obtainable) or replacement mortgage-related securities in the cash market in order to maintain its cover. A mortgage-related security held by the Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such mortgage-related security with a mortgage-related security which represents cover. When the Fund closes its position or replaces such mortgage-related security, it may realize an unanticipated loss and incur transaction costs.

FOREIGN CURRENCY OPTIONS

     The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than 5% of the

Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices -- Using Options, Futures Contracts and Related Options" in the Prospectus.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS

     The Fund may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempt from registration as a "commodity pool."

     Types of Contracts. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits, LIBOR.

     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

     Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the Chicago Mercantile Exchange and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     Initial and Variation Margin. In contrast to the purchase or sale of a security, no purchase price is paid or received upon the purchase or sale of a futures contract. Initially, the Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash or liquid securities equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when the Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

     Futures Strategies. When the Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. The Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs. Ordinarily commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of securities.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, futures or related options, the Fund could experience delays or losses in liquidating open positions purchased or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, currency or index the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     There may be an imperfect correlation, or no correlation, between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities, currency or index upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities, currency or index underlying the futures contract. Conversely, the Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities, currency or index underlying the futures contract. It is also possible that the value of futures contracts held by the Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities, currency or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depositary requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although the Fund intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, the Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Adviser's ability to correctly predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations) and (ii) that the Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by the Fund, an amount of cash or liquid securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

OPTIONS ON FUTURES CONTRACTS

     The Fund could also purchase and sell options on futures contracts. Options on futures contracts to be sold or purchased by the Fund will be traded on United States or foreign exchanges or over-the-counter. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, the Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by the Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund could purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract; at the same time, it could sell put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Adviser will not purchase options on futures on any exchange unless, in the Adviser's opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index or in the price of the underlying security, when the use of an option on a future would result in a loss to the Fund when the use of a future would not.

     Additional Risks of Options and Futures Transactions. Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be sold by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

     Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract. Option on futures contracts to be sold or purchased by the Fund will be traded on United States or foreign exchange or over-the-counter.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

FORWARD COMMITMENTS

     Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash, cash equivalents or liquid securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities or currency subject to the Forward Commitment and the securities or currency held in the segregated account may fluctuate, the use of Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.

     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities or currency subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security or currency covered by the Forward Commitment or cash, cash equivalents or liquid securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund foregoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale. See the Prospectus for further information.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with domestic or foreign banks or broker-dealers. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are fully collateralized by the underlying debt securities and are considered to be loans under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights. See "Investment Practices -- Repurchase Agreements" in the Prospectus for further information.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following fundamental investment restrictions which may not be changed without approval by the vote of a majority of its outstanding voting shares, which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. These restrictions provide that the Fund shall not:

      1. Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.

      2. With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.

      4. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.

      5. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Fund may hold and sell real estate acquired as a result of the ownership of its securities.

      6. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

      8. Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      9. Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets and (c) engage in transactions in futures contracts and related options transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations), and provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Fund's total assets.

     10. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     In addition to the foregoing fundamental investment policies which may not be changed without shareholder approval, the Fund is subject to the following policies which may be amended by the Fund's Trustees and which apply at the time of purchase of portfolio securities.

      1. The Fund may not make investments for the purpose of exercising control or management although the Fund retains the right to vote securities held by it and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      2. The Fund may not purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

      3. The Fund may not invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      4. The Fund may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

      5. The Fund may not invest in securities of any company if any officer or trustee/director of the Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      6. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities.

      7. The Fund may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      8. The Fund may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board of Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Fund of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

TRUSTEES AND OFFICERS

     The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the American Capital Exchange Fund and the Common Sense Trust).

                                    TRUSTEES

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.

Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.

Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.

Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.

Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.

Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen American
                                            Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp.

---------------
* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.

                                    OFFICERS

     Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

     Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.

     The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.

     Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.

     Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.

     Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Fund's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.

                            1996 COMPENSATION TABLE

                                                                                                                    TOTAL
                                                                                                                COMPENSATION
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM    BEFORE DEFERRAL
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS        FROM FUND
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON    COMPLEX PAID
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)       TO TRUSTEE(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan*          1994                  $1,577                  $  583                $2,500            $104,875
Philip P. Gaughan                                    160                     -0-                   -0-              16,875
Linda Hutton Heagy*         1995                     995                      70                 2,500             104,875
Dr. Roger Hilsman                                    995                     -0-                   -0-             103,750
R. Craig Kennedy*           1995                     995                      46                 2,500             104,875
Donald C. Miller                                   1,577                     -0-                   -0-             104,875
Jack E. Nelson*             1995                   1,577                     292                 2,500              97,875
David Rees                                           200                     -0-                   -0-              22,000
Jerome L. Robinson*         1995                   1,120                     -0-                   -0-             101,625
Lawrence J. Sheehan                                  200                     -0-                   -0-              22,000
Dr. Fernando Sisto*         1994                     995                   1,018                 2,000             104,875
Wayne W. Whalen*            1995                   1,577                     198                 2,500             104,875
William S. Woodside                                  995                     -0-                   -0-             104,875

---------------
* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Fund prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Fund.

(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Fund's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.

(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1996. The following trustees deferred compensation from the Fund during the fiscal year ended December 31, 1996: Mr. Branagan, $977; Mr. Gaughan, $160; Ms. Heagy, $710; Mr. Kennedy, $400; Mr. Miller, $1,577; Mr. Nelson, $1,577; Mr. Rees, $200; Mr. Robinson, $1,120; and Mr. Whalen, $1,577. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from the Trust as of December 31, 1996 is as follows: Mr. Branagan, $973; Mr. Gaughan, $416; Ms. Heagy, $1,072; Mr. Kennedy, $854; Mr. Miller, $1,669; Mr. Nelson, $1,662; Mr. Rees, $208; Mr.
    Robinson, $1,092; Mr. Sisto, $1,019; and Mr. Whalen, $1,677. The deferred compensation plan is described above the Compensation Table.

(3) The amounts shown in this column represent the Retirement Benefits accrued by the Fund during its fiscal year ended December 31, 1996. The retirement plan is described above the Compensation Table.

(4) This is the estimated maximum annual benefits payable by the Fund in each year of the 10-year period commencing in the year of such trustee's retirement from the Fund assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for the Fund may receive reduced retirement benefits from the Fund. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each incumbent nominee to the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in the Compensation Table.

(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.

     As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund. As of April 4, 1997, no trustee or officer of the Fund owns or would be able to acquire 5% or more of the common stock of VK/AC Holding, Inc.

LEGAL COUNSEL

     Skadden, Arps, Slate, Meagher & Flom (Illinois).

INVESTMENT ADVISORY AGREEMENTS

     The Fund and the Adviser are parties to an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Fund retains the Adviser to manage the investment of the Fund's assets and to place orders for the purchase and sale of its portfolio securities. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of the Fund's investment objectives. The Adviser also furnishes at no cost to the Fund (except as noted herein) the services of sufficient executive and clerical personnel for the Fund as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Fund the services of a President of the Fund, one or more Vice Presidents as needed, and a Secretary. Under the Advisory Agreement, the Fund pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the Fund at the annual rate of 1% of the average daily net assets of the Fund.

     Under the Advisory Agreement, the Fund bears the cost of its accounting services, which includes maintaining its financial books and records and calculating its daily net asset value. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. Charges are allocated among the investment companies advised or subadvised by the Adviser. A portion of these amounts were paid to the Adviser or its parent in reimbursement of personnel, office space, facilities and equipment costs attributable to the provision of accounting services to the Fund. The services provided by the Adviser are at cost. The Fund also pays shareholder service agency fees, distribution fees, service fees, custodian fees, legal and auditing fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to the company for any actions or omissions if it acted without willful misfeasance, bad faith, negligence or reckless disregard of its obligations.

     The average net asset value for purposes of computing the advisory fee is determined by taking the average of all of the determinations of net asset value for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any direct or indirect majority owned subsidiary of VK/AC Holding, Inc., in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses incurred by such subsidiary of VK/AC Holding, Inc. in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Fund's benefit, and to advise the Trustees of the Fund of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any direct or indirect majority owned subsidiary of VK/AC Holding, Inc. to receive in connection with the Fund's portfolio transactions or other arrangements which may benefit the Fund.

     The Advisory Agreement also provides that, in the event the ordinary business expenses of the Fund for any fiscal year exceed the most restrictive expense limitations applicable in the states where the Fund's shares are qualified for sale, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses include the investment advisory fee and other operating costs paid by the Fund except (1) interest and taxes, (2) brokerage commissions, (3) certain litigation and indemnification expenses as described in the Advisory Agreement and (4) payments made by the Fund pursuant to the Distribution Plans.

     The Advisory Agreement may be continued from year to year if specifically approved at least annually (a)(i) by the Fund's Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' written notice.

     For the period June 9, 1994 through December 31, 1994 the Fund paid no management fees to the Adviser and incurred no charges for accounting services. For the fiscal years ended December 31, 1995 and 1996, the Adviser received $98,904 and $312,156, respectively, in advisory fees from the Fund. For such period, the Fund paid $48,971 and $58,843, respectively, for accounting services. A substantial portion of these amounts was paid to the Adviser in reimbursement of personnel, facilities and equipment costs attributable to the provision of accounting services to the Fund.

DISTRIBUTOR

     The Distributor acts as the principal underwriter of the Fund's shares pursuant to a written agreement (the "Distribution and Service Agreement"). The Distributor has the exclusive right to distribute shares of the Fund through authorized dealers. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such shares of the Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs including the cost of supplemental sales literature and advertising. The Distribution and Service Agreement is renewable from year to year if approved (a) by the Fund's Trustees or by a vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. The Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

     During the period June 9, 1994 through December 31, 1994, and the fiscal years ended December 31, 1995 and 1996, total commissions on the sale of share of the Fund were $104,027, $68,340 and $206,662, respectively. Of such totals, the amounts retained by the Distributor was $4,695, $7,152 and $21,129, respectively. The remainder was reallowed to dealers.

DISTRIBUTION AND SERVICE PLANS

     The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor of each class of the Fund's shares, sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

     The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.

     For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $29,695 or 0.25% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $150,884 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $117,378 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $33,506 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were $42,491 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$25,559 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $16,932 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.

TRANSFER AGENT

     During the fiscal years ended December 31, 1994, 1995 and 1996, ACCESS, shareholder service agent and dividend disbursing agent for the Fund, received fees aggregating $-0-, $107,182 and $115,264, respectively, for these services. These services are provided at cost plus a profit.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. It is the policy of the Adviser to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Fund may pay higher brokerage commissions for brokerage and research services, as described below, on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting broker-dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Fund or the Adviser.

     Consistent with the Rules of Fair Practice of the NASD and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of the other Van Kampen American Capital mutual funds as a factor in the selection of firms to execute portfolio transactions for the Fund.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services, a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     Pursuant to provisions of the Advisory Agreement, the Fund's Trustees have authorized the Adviser to cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Fund. The Adviser undertakes that such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which they exercise investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the Adviser, the total commissions paid by the Fund are reasonable in relation to the expected benefits to the Fund over the long term. The investment advisory fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Adviser's receipt of research services.

     The Adviser places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, the benefits from research services to each of the accounts, including the Fund, managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     During the period June 9, 1994 through December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, the Fund paid $38,935, $93,865 and $138,961, respectively, in brokerage commissions on portfolio transactions. During the fiscal year ended December 31, 1996, the Fund paid $83,327 in brokerage commissions on transactions totalling $46,160,374 to brokers selected primarily on the basis of research services provided to the Adviser.

     Prior to December 20, 1994, the Fund placed brokerage transactions with brokers that were considered affiliated persons of the Adviser's former parent, The Travelers Inc. Such affiliated persons included Smith Barney, Inc. ("Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"). Effective December 20, 1994, Smith Barney and Robinson Humphrey ceased to be affiliates of the Adviser. During the period June 9, 1994 to December 20, 1994, the Fund paid Smith Barney, Inc. $1,260 in commissions, representing 3.24% of transactions to total commissions and representing 2.18% of value of brokerage transactions to total brokerage transactions. No commissions were paid to Robinson Humphrey during this same period. Effective October 31, 1996, Morgan Stanley Group Inc. became an affiliate of the Advisor. No commissions were paid to Morgan Stanley Group Inc. or its affiliates during the year ended December 31, 1996. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined as of the close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. New York time) on each business day on which the Exchange is open. The net asset value of Fund shares is computed by dividing the value of all securities plus other assets, less liabilities, by the number of shares outstanding, and adjusting to the nearest cent per share.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated and on which the Fund does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

     The assets belonging to the Class A shares, the Class B shares and the Class C shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class.

PURCHASE AND REDEMPTION OF SHARES

     The following information supplements the section in the Fund's Prospectus captioned "Purchase of Shares."

PURCHASE OF SHARES

     Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized dealers.

ALTERNATIVE SALES ARRANGEMENTS

     The Fund issues three classes of shares: Class A shares, Class B shares and Class C shares. The three classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that Class B shares and Class C shares bear the expenses of the deferred sales arrangements, distribution fees, and any expenses (including higher transfer agency costs) resulting from such sales arrangements, and except that each class has exclusive voting rights with respect to the Rule 12b-1 distribution plan pursuant to which its distribution fees are paid.

INVESTMENTS BY MAIL

     A shareholder investment account may be opened by completing the application accompanying the prospectus and forwarding the application, through the authorized dealer, to ACCESS, at P.O. Box 419319, Kansas City, Missouri 64141-6319. The account is opened only upon acceptance of the application by the ACCESS. The minimum initial investment of $500 per class of shares, in the form of a check payable to the Fund, must accompany the application. This minimum may be waived by the Distributor for plans involving continuing investments. Minimum subsequent investments of at least $25 per class of shares may be mailed directly to ACCESS. All such investments are made at the public offering price of Fund shares next computed following receipt of payment by ACCESS. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by ACCESS to the investor's authorized dealer.

     In processing applications and investments, ACCESS acts as agent for the investor and for the authorized dealer named thereon, and also as agent for the Distributor, in accordance with the terms of the Prospectus. If ACCESS ceases to act as such, a successor company named by the Fund will act in the same capacities so long as the account remains open.

CUMULATIVE PURCHASE DISCOUNT

     The reduced sales charges reflected in the sales charge table as shown in the Prospectus under "Purchase of Shares -- Class A Shares" apply to purchases of Class A shares of the Fund where the aggregate investment is $100,000 or more. For purposes of determining eligibility for volume discounts, spouses and their children under 21 years of age are treated as a single purchaser, as is a trustee or other fiduciary of a single trust estate or a single fiduciary account. An aggregate investment includes all shares of the Fund and all shares of certain other participating Van Kampen American Capital mutual funds described in the Prospectus (the "Participating Funds") which have been previously purchased and are still owned, plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described in the next paragraph. THE DEALER MUST NOTIFY THE DISTRIBUTOR AT THE TIME AN ORDER IS PLACED FOR A PURCHASE WHICH WOULD QUALIFY FOR THE REDUCED CHARGE ON THE BASIS OF PREVIOUS PURCHASES. SIMILAR NOTIFICATION MUST BE MADE IN WRITING WHEN SUCH AN ORDER IS PLACED BY MAIL. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied should a review of the records of the Distributor or ACCESS fail to confirm the representations concerning the investor's holdings.

LETTER OF INTENT

     Purchases of Class A shares of the Participating Funds described above under "Cumulative Purchase Discount," made pursuant to the Letter of Intent and still owned are also included in determining the applicable quantity discount. A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. Escrowed shares totaling 5% of the dollar amount of the Letter of Intent are held by ACCESS in the name of the shareholder. The effective date of a Letter of Intent may be back-dated up to 90 days in order that any investments made during this 90-day period, valued at the investor's cost, can become subject to the Letter of Intent. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between sales charges otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding the investor in shares of the Fund the amount of excess sales charges, if any, paid during the thirteen-month period.

REDEMPTION OF SHARES

     Redemptions are not made on days during which the Exchange is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A

     For investments in the amount of $1,000,000 or more of Class A shares of the Fund ("Qualified Purchaser"), the front-end sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed in the event of certain redemptions within one year of the purchase. If a CDSC -- Class A is imposed upon redemption, the amount of the CDSC -- Class A will be equal to the lesser of 1.00% of the net asset value of the shares at the time of purchase or 1.00% of the net asset value of the shares at the time of redemption.

     The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which causes the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one-year period prior to the redemption. No CDSC -- Class A will be imposed on exchanges between funds. For purposes of the CDSC -- Class A, when shares of one fund are exchanged for shares of another fund, the purchase date for the shares of the fund exchanged into will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than a front-end load sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.

     Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an amount of $1,000,000 or more, a Qualified Purchaser may aggregate shares of the Participating Funds described in the Prospectus.

WAIVER OF CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE ("CDSC -- CLASS B AND C")

     As described in the Prospectus under "Purchase of Shares," redemptions of Class B shares and Class C shares will be subject to a CDSC. The CDSC -- Class B and C may be waived on redemptions of Class B shares and Class C shares in the circumstances described below:

     (a) Redemption Upon Disability or Death

     The Fund will waive the CDSC -- Class B and C on redemptions following the death or disability of a Class B shareholder and Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC -- Class B and C.

     In cases of disability or death, the CDSC -- Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC -- Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

     (b) Redemption in Connection with Certain Distributions from Retirement
Plans

     The Fund will waive the CDSC -- Class B and C when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge will be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more Van Kampen American Capital funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held onto the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC -- Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Fund does not intend to waive the CDSC -- Class B and C for any distributions from IRAs or other Retirement Plans not specifically described above.

     (c) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

     A shareholder may elect to participate in a systematic withdrawal plan (the "Plan") with respect to the shareholder's investment in the Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC -- Class B and C will be waived on redemptions made under the Plan.

     The amount of the shareholder's investment in a Fund at the time the election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a CDSC -- Class B and C may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Fund reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

     (d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

     The Fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. The CDSC -- Class B and C will be waived upon such involuntary redemption.

     (e) Reinvestment of Redemption Proceeds in Shares of the Same Fund Within 120 Days After Redemption

     A shareholder who has redeemed Class C shares of a Fund may reinvest at net asset value, with credit for any CDSC -- Class C paid on the redeemed shares, any portion or all of his or her redemption proceeds (plus that amount necessary to acquire a fractional share to round off his or her purchase to the nearest full share) in Class C shares of the Fund, provided that the reinvestment is effected within 120 days after such redemption and the shareholder has not previously exercised this reinvestment privilege with respect to Class C shares of the Fund. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the CDSC -- Class C to subsequent redemptions.

     (f) Redemption by Adviser

     The Fund may waive the CDSC -- Class B and C when a total or partial redemption is made by the Adviser with respect to its investments in the Fund.

EXCHANGE PRIVILEGE

     The following supplements the discussion of "Shareholder
Services -- Exchange Privilege" in the Prospectus:

     By use of the exchange privilege, the investor authorizes ACCESS to act on telephonic, telegraphic or written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by ACCESS to be genuine. Van Kampen American Capital and its subsidiaries, including ACCESS, and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither Van Kampen American Capital, ACCESS nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Van Kampen American Capital, ACCESS and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed.

     For purposes of determining the sales charge rate previously paid on Class A shares, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

     Exchange requests received on a business day prior to the time shares of the funds involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the funds involved in the request are priced will be processed on the next business day in the manner described herein.

     A prospectus of any of these mutual funds may be obtained from any authorized dealer or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund.

TAX STATUS OF THE FUND

     The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

FUND PERFORMANCE

     The Fund's average annual total return (computed in the manner described in the Prospectus) for Class A shares of the Fund for (i) the one year period ended December 31, 1996 was 33.17% and (ii) the two year and seven month period ended December 31, 1996 was 17.55%. The Fund's average annual total return (computed in the manner described in this Prospectus) for Class B shares of the Fund for
(i) the one year period ended December 31, 1996 was 34.82% and (ii) the two year and seven month period ended December 31, 1996 was 18.01%. The average annual total return (computed in the manner described in the Prospectus) for Class C shares of the Fund for (i) the one year period ended December 31, 1996 was 37.86% and (ii) the two year and seven month period ended December 31, 1996 was 18.99%. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices. Future results will be affected by changes in the general level of prices of securities available for purchase and sale by the Fund.

     Total return is computed separately for Class A shares, Class B shares and Class C shares.

     From time to time, in reports or other communications, or in advertising or sales materials the Adviser may graphically illustrate the relative average annual returns of the following categories for the prior 10-year period:
Inflation, Short-Term Government Securities, Long-Term Government Securities, Equity REITs and Common Stocks.

     The Fund may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market;
(3) illustrate allocations among different types of mutual funds for investors at different stages of their lives; and (4) in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return. Such illustrations may be in the form of charts or graphs and will not be based on historical returns experienced by the Funds.

     The Fund's primary investment objective is to seek to provide long-term growth of capital. Current income is a secondary investment objective. The Fund seeks to achieve its investment objectives by investing principally in securities of companies in the real estate industry. In addition, Fund attempts to remain fully invested to achieve consistent long-term performance. Investment real estate is an asset class that often is overlooked by investors. Now, with many real estate investment trusts being publicly traded, investors have an opportunity to add this important asset to their portfolios.

OTHER INFORMATION

CUSTODY OF ASSETS -- All securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian.

SHAREHOLDER REPORTS -- Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, the independent accountants for the Fund, performs annual audits of the Fund's financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of Van Kampen American Capital Real Estate Securities Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of Van Kampen American Capital Real Es-tate Securities Fund (the "Fund") at December 31, 1996 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter re-ferred to as "financial statements") are the responsibility of the Fund's man-agement; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which re-quire that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall finan-cial statement presentation. We believe that our audits, which included confir-mation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Houston, Texas
February 7, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

  Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCKS
           APARTMENTS 19.0%
  55,100   Ambassador Apartments, Inc.............................  $ 1,301,737
  38,000   Avalon Properties, Inc.................................    1,092,500
  44,500   Bay Apartment Communities, Inc.........................    1,602,000
  43,300   BRE Properties, Inc., Class A..........................    1,071,675
  34,800   Camden Property Trust..................................      996,150
  36,900   Columbus Realty Trust..................................      839,475
  33,600   Equity Residential Properties Trust....................    1,386,000
  35,100   Gables Residential Trust...............................    1,017,900
  30,000   Oasis Residential, Inc.................................      682,500
  42,800   Summit Properties, Inc.................................      946,950
                                                                    -----------
                                                                     10,936,887
                                                                    -----------
           HEALTHCARE FACILITIES 4.2%
  38,900   Nationwide Health Properties, Inc......................      943,325
  44,490   Omega Healthcare Investors, Inc........................    1,479,293
                                                                    -----------
                                                                      2,422,618
                                                                    -----------
           HOTEL & LODGING 12.3%
  35,400   American General Hospitality Corp......................      840,750
  21,700   Felcor Suite Hotels, Inc...............................      767,638
  42,900   Franchise Finance Corp. of America.....................    1,185,113
  78,700   Innkeepers USA Trust...................................    1,091,962
  28,200   Patriot American Hospitality, Inc......................    1,216,125
  35,600   Starwood Lodging Trust.................................    1,962,450
                                                                    -----------
                                                                      7,064,038
                                                                    -----------
           MANUFACTURED HOME COMMUNITIES 2.1%
  34,300   Sun Communities, Inc...................................    1,183,350
                                                                    -----------
           OFFICE/INDUSTRIAL 27.2%
  46,800   Arden Realty Group, Inc................................    1,298,700
  34,500   Beacon Properties Corp.................................    1,263,563
  67,000   Bedford Property Investors, Inc........................    1,172,500
  50,300   Cali Realty Corp.......................................    1,553,012
  38,900   CarrAmerica Realty Corp................................    1,137,825
  26,300   Crescent Real Estate Equities Trust....................    1,387,325
  45,700   First Industrial Realty Trust, Inc.....................    1,388,137
  34,800   Highwoods Properties, Inc..............................    1,174,500
  50,000   Meridan Industrial Trust, Inc..........................    1,050,000
  29,600   Reckson Associates Realty Corp.........................    1,250,600
  34,500   Security Capital Industrial Trust......................      737,438
  33,600   Spieker Properties, Inc................................    1,209,600
  28,900   Trinet Corporate Realty Trust, Inc.....................    1,025,950
                                                                    -----------
                                                                     15,649,150
                                                                    -----------

                                               See Notes to Financial Statements

                               December 31, 1996

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           SELF-STORAGE 5.6%
    56,700 Public Storage, Inc...................................   $ 1,757,700
    53,400 Storage Trust Realty..................................     1,441,800
                                                                    -----------
                                                                      3,199,500
                                                                    -----------
           SHOPPING CENTERS 11.9%
    72,600 Bradley Real Estate, Inc..............................     1,306,800
    53,000 Excel Realty Trust, Inc...............................     1,344,875
    48,600 JDN Realty Corp.......................................     1,342,575
    28,100 Kimco Realty Corp.....................................       979,987
    29,200 Regency Realty Corp...................................       766,500
    20,500 Vornado Realty Trust..................................     1,076,250
                                                                    -----------
                                                                      6,816,987
                                                                    -----------
           SHOPPING MALLS 10.0%
    33,300 CBL & Associates Properties, Inc......................       861,638
    55,900 JP Realty, Inc........................................     1,446,412
    48,200 Macerich Co...........................................     1,259,225
    53,684 Simon DeBartolo Group, Inc............................     1,664,204
    17,800 Urban Shopping Centers, Inc...........................       516,200
                                                                    -----------
                                                                      5,747,679
                                                                    -----------
 TOTAL LONG-TERM INVESTMENTS 92.3%
  (Cost $41,123,617) (a)..........................................   53,020,209
 REPURCHASE AGREEMENT 6.2%
 Lehman Brothers, Inc. ($3,560,000 par collateralized by U.S.
  Government obligations in a pooled cash account, 6.75% coupon,
  dated 12/31/96, to be sold on 01/02/97 at $3,561,335)...........    3,560,000
 OTHER ASSETS IN EXCESS OF LIABILITIES 1.5%.......................      890,089
                                                                    -----------
 NET ASSETS 100.0%................................................  $57,470,298
                                                                    -----------

(a) At December 31, 1996, for federal income tax purposes cost is $41,142,739; the aggregate gross unrealized appreciation is $11,882,426 and the aggregate gross unrealized depreciation is $4,956, resulting in net unrealized appreciation of $11,877,470.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $41,123,617) (Note
1)................................................................  $53,020,209
Repurchase Agreement (Note 1).....................................    3,560,000
Cash..............................................................        2,151
Receivables:
 Fund Shares Sold.................................................      755,700
 Dividends........................................................      337,142
Unamortized Organizational Expenses (Note 1)......................        7,800
Other.............................................................          995
                                                                    -----------
 Total Assets.....................................................   57,683,997
                                                                    -----------
LIABILITIES:
Payables:
 Fund Shares Repurchased..........................................       64,448
 Distributor and Affiliates (Note 2)..............................       48,589
 Investment Advisory Fee (Note 2).................................       41,915
 Income and Capital Gain Distributions............................        6,804
Deferred Compensation and Retirement Plans (Note 2)...............       11,919
Accrued Expenses..................................................       40,024
                                                                    -----------
 Total Liabilities................................................      213,699
                                                                    -----------
NET ASSETS........................................................  $57,470,298
                                                                    -----------
NET ASSETS CONSIST OF:
Capital (Note 3)..................................................  $45,473,856
Net Unrealized Appreciation on Investments........................   11,896,592
Accumulated Net Realized Gain on Investments......................      107,270
Accumulated Distributions in Excess of Net Investment Income (Note
1)................................................................       (7,420)
                                                                    -----------
NET ASSETS........................................................  $57,470,298
                                                                    -----------
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $23,306,753 and 1,791,710 shares of beneficial interest
 issued and outstanding)..........................................  $     13.01
 Maximum sales charge (4.75%* of offering price)..................          .65
                                                                    -----------
 Maximum offering price to public.................................  $     13.66
                                                                    -----------
 Class B Shares:
 Net asset value and offering price per share (Based on net assets of $26,511,420 and 2,038,095 shares of beneficial interest issued
 and outstanding).................................................  $     13.01
                                                                    -----------
 Class C Shares:
 Net asset value and offering price per share (Based on net assets of $7,652,125 and 588,677 shares of beneficial interest issued
 and outstanding).................................................  $     13.00
                                                                    -----------

*On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends..........................................................  $ 1,733,960
Interest...........................................................       70,343
                                                                     -----------
 Total Income......................................................    1,804,303
                                                                     -----------
EXPENSES:
Investment Advisory Fee (Note 2)...................................      312,156
Distribution (12b-1) and Service Fees (Attributed to Classes A, B
 and C of $29,695, $150,884 and $42,491, respectively) (Note 5)....      223,070
Shareholder Services (Note 2)......................................      142,460
Registration and Filing Fees.......................................       84,265
Accounting.........................................................       58,842
Printing...........................................................       55,039
Trustees Fees and Expenses (Note 2)................................       15,631
Legal (Note 2).....................................................        5,669
Amortization of Organizational Expenses (Note 1)...................        3,284
Other .............................................................       65,856
                                                                     -----------
 Total Expenses....................................................      966,272
 Less Expenses Reimbursed (Note 2) ................................        4,500
                                                                     -----------
 Net Expenses......................................................      961,772
                                                                     -----------
NET INVESTMENT INCOME..............................................  $   842,531
                                                                     -----------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Net Realized Gain on Investments...................................  $ 2,148,797
                                                                     -----------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period...........................................    2,160,856
 End of the Period:
 Investments.......................................................   11,896,592
                                                                     -----------
Net Unrealized Appreciation on Securities During the Period........    9,735,736
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES.....................  $11,884,533
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................  $12,727,064
                                                                     -----------

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995

--------------------------------------------------------------------------------

                                                 Year Ended         Year Ended
                                          December 31, 1996  December 31, 1995
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................        $   842,531        $   459,194
Net Realized Gain on Securities.........          2,148,797             91,899
Net Unrealized Appreciation on
Securities During the Period............          9,735,736          1,906,293
                                                -----------        -----------
Change in Net Assets from Operations....         12,727,064          2,457,386
                                                -----------        -----------
Distributions from Net Investment
Income..................................           (842,531)          (458,414)
Distributions in Excess of Net
Investment Income (Note 1)..............           (144,086)            (4,194)
                                                -----------        -----------
Distributions from and in Excess of Net
Investment Income*......................           (986,617)          (462,608)
Return of Capital Distribution* (Note
1)......................................                -0-           (272,249)
Distributions from Net Realized Gain on
Securities (Note 1)*....................         (1,848,388)               -0-
                                                -----------        -----------
Total Distributions.....................         (2,835,005)          (734,857)
                                                -----------        -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES..............................          9,892,059          1,722,529
                                                -----------        -----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold...............         28,516,882         13,999,412
Net Asset Value of Shares Issued Through
Dividend Reinvestment...................          2,353,502            563,747
Cost of Shares Repurchased..............         (6,887,785)        (7,692,332)
                                                -----------        -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS............................         23,982,599          6,870,827
                                                -----------        -----------
TOTAL INCREASE IN NET ASSETS............         33,874,658          8,593,356
NET ASSETS:
Beginning of the Period.................         23,595,640         15,002,284
                                                -----------        -----------
End of the Period (Including accumulated
 distributions in excess of net
 investment income of $7,420 and $3,453,
 respectively)..........................        $57,470,298        $23,595,640
                                                -----------        -----------

                                                 Year Ended         Year Ended
     *Distributions by Class              December 31, 1996  December 31, 1995
    ---------------------------------------------------------------------------
     Distributions from and in Excess of
       Net Investment Income (Note 1):
      Class A Shares....................        $  (433,206)         $(187,314)
      Class B Shares....................           (431,231)          (232,040)
      Class C Shares....................           (122,180)           (43,254)
                                                -----------          ---------
                                                $  (986,617)         $(462,608)
                                                -----------          ---------
     Return of Capital Distribution
       (Note 1):
      Class A Shares....................        $       -0-          $(110,152)
      Class B Shares....................                -0-           (136,629)
      Class C Shares....................                -0-            (25,468)
                                                -----------          ---------
                                                $       -0-          $(272,249)
                                                -----------          ---------
     Distributions from Net Realized
       Gain on Securities (Note 1):
      Class A Shares....................        $  (717,981)         $     -0-
      Class B Shares....................           (877,571)               -0-
      Class C Shares....................           (252,836)               -0-
                                                -----------          ---------
                                                $(1,848,388)         $     -0-
                                                -----------          ---------

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                                                 June 9, 1994
                                                             (Commencement of
                                                                   Investment
                                     Year Ended   Year Ended   Operations) to
                                   December 31, December 31,     December 31,
Class A Shares                             1996     1995 (a)         1994 (a)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period...........................        $10.00        $9.27            $9.43
                                        -------       ------            -----
 Net Investment Income...........          .351          .27              .23
 Net Realized and Unrealized
   Gain/Loss on Securities.......         3.514          .85             (.18)
                                        -------       ------            -----
Total from Investment Operations.         3.865         1.12              .05
                                        -------       ------            -----
Less:
 Distributions from and in Excess
  of Net Investment Income (Note
  1).............................          .380        .2456             .153
 Return of Capital Distribution
 (Note 1)........................           -0-        .1444             .057
 Distributions from Net Realized
   Gain on Securities (Note 1)...          .477          -0-              -0-
                                        -------       ------            -----
Total Distributions..............          .857          .39              .21
                                        -------       ------            -----
Net Asset Value, End of the
Period...........................       $13.008       $10.00            $9.27
                                        -------       ------            -----
Total Return (b).................        39.82%       12.39%             .24%(c)
Net Assets at End of the Period
(In millions)....................         $23.3         $8.5             $4.6
Ratio of Expenses to Average Net
Assets**.........................         2.60%        2.67%            1.26%
Ratio of Net Investment Income to
Average Net Assets**.............         3.21%        2.92%            4.28%
Portfolio Turnover...............           97%          94%              28%*
Average Commission Paid Per
Equity Share Traded (d)..........        $.0486           --               --
*Non-Annualized
**If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net
Assets...........................         2.61%        3.16%            3.03%
Ratio of Net Investment Income to
Average Net Assets...............         3.19%        2.44%            2.52%

(a) Based on average shares outstanding.

(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) Total return calculated from June 30, 1994 (date the Fund's investment strategy was implemented) through December 31, 1994, non-annualized.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                               See Notes to Financial Statements

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                                                June 9, 1994
                                                            (Commencement of
                                                                  Investment
                                    Year Ended   Year Ended   Operations) to
                                  December 31, December 31,     December 31,
Class B Shares                            1996     1995 (a)         1994 (a)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
the Period......................        $10.00        $9.28            $9.43
                                       -------       ------            -----
 Net Investment Income..........          .266          .19              .20
 Net Realized and Unrealized
   Gain/Loss on Securities......         3.519         .843            (.176)
                                       -------       ------            -----
Total from Investment
Operations......................         3.785        1.033             .024
                                       -------       ------            -----
Less:
 Distributions from and in
  Excess of Net Investment
  Income (Note 1)...............          .300         .197            .1268
 Return of Capital Distribution
 (Note 1).......................           -0-         .116            .0472
 Distributions from Net Realized
   Gain on Securities (Note 1)..          .477          -0-              -0-
                                       -------       ------            -----
Total Distributions.............          .777         .313             .174
                                       -------       ------            -----
Net Asset Value, End of the
Period..........................       $13.008       $10.00            $9.28
                                       -------       ------            -----
Total Return (b)................        38.82%       11.37%            (.04%)(c)
Net Assets at End of the Period
(In millions)...................         $26.5        $12.0             $9.1
Ratio of Expenses to Average Net
Assets**........................         3.37%        3.50%            1.84%
Ratio of Net Investment Income
to Average Net Assets**.........         2.39%        2.07%            3.81%
Portfolio Turnover..............           97%          94%              28%*
Average Commission Paid Per
Equity Share Traded (d).........        $.0486           --               --
*Non-Annualized
**If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net
Assets..........................         3.39%        3.99%            3.60%
Ratio of Net Investment Income
to Average Net Assets...........         2.37%        1.58%            2.05%

(a) Based on average shares outstanding.

(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) Total return calculated from June 30, 1994 (date the Fund's investment strategy was implemented) through December 31, 1994, non-annualized.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                               See Notes to Financial Statements

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                                                 June 9, 1994
                                                             (Commencement of
                                                                   Investment
                                     Year Ended   Year Ended   Operations) to
                                   December 31, December 31,     December 31,
Class C Shares                             1996      1995(a)          1994(a)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period...........................         $9.99        $9.28            $9.43
                                        -------       ------            -----
 Net Investment Income...........          .266          .20              .22
 Net Realized and Unrealized
   Gain/Loss on Securities.......         3.520         .823            (.178)
                                        -------       ------            -----
Total from Investment Operations.         3.786        1.023             .042
                                        -------       ------            -----
Less:
 Distributions from and in Excess
  of Net Investment Income (Note
  1).............................          .300         .197            .1399
 Return of Capital Distribution
 (Note 1)........................           -0-         .116            .0521
 Distributions from Net Realized
   Gain on Securities (Note 1)...          .477          -0-              -0-
                                        -------       ------            -----
Total Distributions..............          .777         .313             .192
                                        -------       ------            -----
Net Asset Value, End of the
Period...........................       $12.999        $9.99            $9.28
                                        -------       ------            -----
Total Return (b).................        38.86%       11.26%             .15%(c)
Net Assets at End of the Period
(In millions)....................          $7.7         $3.1             $1.3
Ratio of Expenses to Average Net
Assets**.........................         3.38%        3.54%            1.62%
Ratio of Net Investment Income to
Average Net Assets**.............         2.39%        2.11%            3.92%
Portfolio Turnover...............           97%          94%              28%*
Average Commission Paid Per
Equity Share Traded (d)..........       $ .0486           --               --
 *Non-Annualized.
**If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
Assets...........................         3.40%        4.03%            3.38%
Ratio of Net Investment Income to
Average Net Assets...............         2.38%        1.62%            2.15%

(a) Based on average shares outstanding.
(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) Total return calculated from June 30, 1994 (date the Fund's investment strategy was implemented) through December 31, 1994, non-annualized.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Real Estate Securities Fund (the "Fund") is orga-nized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to seek long-term growth of capital by investing principally in securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The prepa-ration of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent as-sets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments in securities listed on a securities ex-change are valued at their sale price as of the close of such securities ex-change. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. For those securities where quotations or prices are not available, valuations are determined in ac-cordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
  The Fund may invest in repurchase agreements, which are short-term invest-ments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the
"Adviser") or its affiliates, the daily aggregate of which is invested in re-purchase agreements. Repurchase agreements are fully collateralized by the un-derlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

                               December 31, 1996

--------------------------------------------------------------------------------

C. INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. ORGANIZATIONAL EXPENSES--The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $16,000. These costs are being amortized on a straight line basis over the 60 month period ending May 31, 1999. Van Kampen American Capital Asset Management Inc. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed by the Fund during the amortization period, the Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
  Net realized gains or losses may differ for financial reporting and tax pur-poses primarily as a result of the deferral of losses for tax purposes result-ing from wash sales.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares and pays dividends quar-terly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
  The Fund distributes the return of capital it receives from the Real Estate Investment Trusts (the "REITs") in which the Fund invests. The REITs pay dis-tributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.
  Due to inherent differences in the recognition of income, expenses and real-ized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 1996 fiscal year have been identified and appropriately reclassified. As a result, permanent differences relating to the characterization of distri-butions for tax purposes totaling $122,095 were reclassified from accumulated undistributed net investment income to accumulated net realized gain on securi-ties. Additionally, permanent differences relating to certain expenses which are not deductible for tax purposes totaling $18,024 were reclassified from ac-cumulated undistributed net investment income to capital.

                               December 31, 1996

--------------------------------------------------------------------------------
2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee equal to 1.00% of the average net assets of the Fund. This fee is payable monthly. Dur-ing the period, the Adviser had a subadvisory agreement with Hines Interest Re-alty Advisers Limited Partnership ("Hines"), who provided advisory services to the Fund and the Adviser with respect to the Fund's investments in real estate. The Adviser paid 50% of its investment advisory fee to Hines for these servic-es. Effective December 31, 1996, the subadvisory agreement was terminated.
  Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.
  For the year ended December 31, 1996, the Fund recognized expenses of approx-imately $58,800 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting services to the Fund. These services are provided by VKAC at cost.
  ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended De-cember 31, 1996, the Fund recognized expenses of approximately $115,300, repre-senting ACCESS' cost of providing transfer agency and shareholder services plus a profit.
  For the year ended December 31, 1996, the Fund reimbursed VKAC approximately $18,000 related to the direct cost of consolidating the VKAC open-end fund com-plex. Payment was contingent upon the realization by the Fund of cost effeciencies in shareholder services resulting from the consolidation.
  Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.
  The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC. For the year ended December 31, 1996 VKAC reimbursed the Fund for all expenses related to the retirement plan.
  At December 31, 1996, VKAC owned 30,044 and 53 shares of Classes A and B, respectively.

                               December 31, 1996

--------------------------------------------------------------------------------
3. CAPITAL TRANSACTIONS
The Fund has outstanding three classes of shares of beneficial interest, Clas-ses A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.
  At December 31, 1996, capital aggregated $18,669,483, $20,711,364 and
$6,093,009 for Classes A, B, and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                           SHARES        VALUE
-------------------------------------------------------------------------------
Sales:
 Class A............................................... 1,142,133  $13,064,447
 Class B............................................... 1,012,720   11,615,644
 Class C...............................................   336,995    3,836,791
                                                        ---------  -----------
Total Sales............................................ 2,491,848  $28,516,882
                                                        ---------  -----------
Dividend Reinvestment:
 Class A...............................................    89,245  $ 1,046,880
 Class B...............................................    86,852    1,022,967
 Class C...............................................    24,037      283,655
                                                        ---------  -----------
Total Dividend Reinvestment............................   200,134  $ 2,353,502
                                                        ---------  -----------
Repurchases:
 Class A...............................................  (289,138) $(3,174,901)
 Class B...............................................  (265,477)  (2,844,469)
 Class C...............................................   (78,881)    (868,415)
                                                        ---------  -----------
Total Repurchases......................................  (633,496) $(6,887,785)
                                                        ---------  -----------

                               December 31, 1996

--------------------------------------------------------------------------------
  At December 31, 1995, capital aggregated $7,740,366, $10,925,536 and $2,843,379 for Classes A, B, and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                           SHARES        VALUE
-------------------------------------------------------------------------------
Sales:
 Class A...............................................   646,768  $ 6,021,837
 Class B...............................................   622,484    5,774,399
 Class C...............................................   233,898    2,203,176
                                                        ---------  -----------
Total Sales............................................ 1,503,150  $13,999,412
                                                        ---------  -----------
Dividend Reinvestment:
 Class A...............................................    25,453  $   242,173
 Class B...............................................    27,485      259,807
 Class C...............................................     6,486       61,767
                                                        ---------  -----------
Total Dividend Reinvestment............................    59,424  $   563,747
                                                        ---------  -----------
Repurchases:
 Class A...............................................  (321,567) $(3,030,909)
 Class B...............................................  (425,761)  (3,987,424)
 Class C...............................................   (72,725)    (673,999)
                                                        ---------  -----------
Total Repurchases......................................  (820,053) $(7,692,332)
                                                        ---------  -----------

                               December 31, 1996

--------------------------------------------------------------------------------
  Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C shares will be imposed on most redemptions made within five years of the pur-chase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respec-tive deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                                   CONTINGENT
                                                                 DEFERRED SALES
                                                                     CHARGE
                                                                 ---------------
YEAR OF REDEMPTION                                               CLASS B CLASS C
--------------------------------------------------------------------------------
First...........................................................   4.00%   1.00%
Second..........................................................   4.00%    None
Third...........................................................   3.00%    None
Fourth..........................................................   2.50%    None
Fifth...........................................................   1.50%    None
Sixth and Thereafter............................................    None    None

  For the year ended December 31, 1996, VKAC, as Distributor for the Fund, re-ceived net commissions on sales of the Fund's Class A shares of approximately $20,900 and CDSC on the redeemed shares of approximately $51,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments, were $48,039,509 and $29,581,317, re-spectively.

5. DISTRIBUTION AND SERVICE PLANS
  The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collec-tively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder ac-counts.
  Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approxi-mately $156,400.

                                                                      APPENDIX C

                      STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                           MORGAN STANLEY FUND, INC.

                             DATED OCTOBER 28, 1997

                           MORGAN STANLEY FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

    Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company. The Company currently consists of twenty-two investment portfolios designed to offer a range of investment choices (each, a "Fund" and collectively, the "Funds"). The Company is designed to make available to investors the expertise of (i) Van Kampen American Capital Investment Advisory Corp. as adviser (the "Adviser") and administrator (the "Administrator") to the Funds, (ii) Morgan Stanley Asset Management Inc. ("MSAM"), a sub-adviser (a "Sub-Adviser") to the Funds, other than the Mid Cap Growth and Value Funds and
(iii) Miller, Anderson & Sherrerd, LLP ("MAS"), a sub-adviser (a "Sub-Adviser") to the Mid Cap Growth and Value Funds. As of the date hereof, the Morgan Stanley Emerging Markets Debt, Morgan Stanley Equity Growth, Morgan Stanley European Equity, Morgan Stanley Global Equity, Morgan Stanley Growth and Income, Morgan Stanley Japanese Equity, Morgan Stanley Mid Cap Growth and Morgan Stanley Tax-Free Money Market Funds have not commenced a continuous offering of shares.

    This Statement of Additional Information "SAI" is not a prospectus but should be read in conjunction with the Company's prospectuses dated October 28, 1997, as amended and supplemented from time to time (each a "Prospectus" and together, the "Prospectuses"). To obtain the Prospectuses, please call the Morgan Stanley Fund, Inc. Services Group at:

                                 1-800-341-2911

                                 --------------

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
INVESTMENT OBJECTIVES AND POLICIES......   2
FEDERAL INCOME TAX......................  15
FEDERAL TAX TREATMENT OF FORWARD
 CURRENCY CONTRACTS AND EXCHANGE RATE
 CONTRACTS..............................  18
TAXES AND FOREIGN SHAREHOLDERS..........  18
PURCHASE OF SHARES......................  19
REDEMPTION OF SHARES....................  19
INVESTMENT LIMITATIONS..................  21
DETERMINING MATURITIES OF CERTAIN
 INSTRUMENTS............................  25
MANAGEMENT OF THE COMPANY...............  25
MONEY MARKET FUND NET ASSET VALUE.......  36
PORTFOLIO TRANSACTIONS..................  36
PERFORMANCE INFORMATION.................  37
GENERAL INFORMATION.....................  44
DESCRIPTION OF SECURITIES AND RATINGS...  44
FINANCIAL STATEMENTS....................  47

Date: October 28, 1997

                       INVESTMENT OBJECTIVES AND POLICIES

    The following policies (listed in alphabetical order) supplement the investment objectives and policies set forth in the Company's Prospectuses with respect to the Company's twenty-two Funds: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley High Yield Fund, Morgan Stanley American Value Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Japanese Equity Fund, Morgan Stanley Growth and Income Fund, Morgan Stanley European Equity Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Value Fund (collectively, the "Non-Money Funds") and Morgan Stanley Money Market Fund, Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley Government Obligations Money Market Fund (collectively, the "Money Market Funds"). For ease of reference, the words "Morgan Stanley," which begin the name of each Fund, are not used hereinafter.

EMERGING COUNTRY DEBT SECURITIES

    GENERAL. The Emerging Markets Debt and Worldwide High Income Funds' definition of emerging country debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Sub-Adviser believes, however, that investment in such companies will be appropriate because the Funds will invest in those emerging market companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, the Funds may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Funds' definition of an emerging country debt security and so long as the Sub-Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

    The Emerging Markets Debt Fund and Worldwide High Income Fund are subject to no restrictions on the maturities of the emerging country debt securities they hold; those maturities may range from overnight to 30 years. The value of debt securities held by a Fund generally will vary inversely to changes in prevailing interest rates. A Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Fund's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

    Government, government-related and restructured debt securities in emerging markets will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, a Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

    Debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Sub-Adviser based on publicly available information and inquiries made to the issuer.

    Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

    The Funds do not intend to invest in any security in a country where the currency is not freely convertible to U.S. Dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

    The governments of some countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatization"). The Sub-Adviser believes that privatization may offer investors opportunities for significant capital appreciation and intends to invest assets of the Fund in privatization in appropriate circumstances. In certain countries, the ability of foreign entities, such as the Fund, to participate in privatization may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Fund participates will be successful.

    Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use sovereign debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund may participate in Latin American debt conversion programs. The Sub-Adviser will evaluate opportunities to enter into debt conversion transactions as they arise.

    BRADY BONDS. The Emerging Markets Debt Fund and Worldwide High Income Fund may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. A Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, a Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

    U.S. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

EQUITY-LINKED SECURITIES

    The Value, Mid Cap Growth, Global Equity, Equity Growth, Growth and Income and Aggressive Equity Funds may invest in equity-linked securities, including, among others, PERCS, ELKS, or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Funds may invest in the securities described below or other similar equity-linked securities. There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities.

    Preferred Equity Redemption Cumulative Stock ("PERCS") convert into common stock within three years regardless of the price at which the common stock trades. If the common stock is trading at a price that is at or below the cap, a Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Fund equals the cap. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the PERCS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

    The principal amount that Equity-Linked Securities ("ELKS") holders receive at maturity is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the cap, a Fund receives for each ELKS share an amount equal to the average price of the common stock. If the common stock is trading at a price that is above the cap, the Fund receives the cap amount. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the ELKS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

    The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-market yield at maturity, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, a Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchase price of the LYON's plus accrued original issue discount, the Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock performs. LYONs also present risks based on payment expectations. If a LYON's issuer redeems the LYONs, the Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

EURODOLLAR AND YANKEE OBLIGATIONS

    Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

    Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

    Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

    Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

    Performance indexed paper is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The U.S. Dollar value of the assets of the Global Equity, Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Emerging Markets Debt, Latin American, European Equity, Japanese Equity and International Magnum Funds and to the extent they invest in assets denominated in foreign currencies, the Value, Mid Cap Growth, American Value, Aggressive Equity, Growth and Income, Equity Growth, Worldwide High Income and High Yield Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

    The Funds may enter into forward contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. Dollar price of the security or the U.S. Dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. Dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when any of these Funds anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency.

    Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Company believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Fund will thereby be served. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Company's Custodian will place cash or liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.

    The Funds generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

    It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

    If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

    In addition, Funds may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. These Funds may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked. A Fund's entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require the Fund to hold liquid securities or cash equal to the Fund's obligations in a segregated account throughout the duration of the contract.

FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    The Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. An index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of index futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant securities market. No assurance can be given that the Adviser's judgment in this respect will be correct.

    The Emerging Markets, Latin American, European Equity, American Value, Equity Growth, Emerging Markets Debt, Global Equity, Global Equity Allocation, Aggressive Equity, Growth and Income, Value, Mid Cap Growth and Worldwide High Income Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. If the Adviser believes that a portion of a Fund's assets should be invested in emerging country securities but such investments have not been fully made and the Adviser anticipates a significant market advance, the Fund may purchase index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of such securities.

    Futures traders are required to make a good faith margin deposit in cash or liquid securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

    Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts that they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Funds intend to use futures contracts only for hedging purposes.

    Regulations of the CFTC applicable to the Funds require generally that all futures transactions constitute bona fide hedging transactions. A Fund may engage in futures transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of their respective futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

    Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Funds will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, none of the Funds will enter into futures contracts and options on futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts would exceed 20% (50% for the Mid Cap Growth, Value, Equity Growth, Emerging Markets Debt and Global Equity Funds) of its total assets. See also, "Investment Limitations" for further restrictions applicable to the Funds.

    RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

    The Funds will minimize the risk that they will be unable to close out a futures contract by generally entering into futures which are traded on recognized international or national futures exchanges and for which there appears to be a liquid secondary market, however, the Funds may enter into over-the-counter futures transactions to the extent permitted by applicable law.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds engage in futures strategies only for hedging purposes, the Sub-Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, the Fund had invested in the underlying security or currency and sold it after the decline.

    Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FOREIGN CURRENCIES

    The Funds may attempt to accomplish objectives similar to those described above with respect to forward foreign currency exchange contracts and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives a Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

    The Funds noted above may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the value of the currency does decline, the Funds will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on their portfolios which otherwise would have resulted. Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Funds may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Funds derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options which would require them to forego a portion or all of the benefits of advantageous changes in such rates.

    Funds may write options on foreign currencies for the same purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

    Funds may only write covered call options on foreign currencies. A call option written on a foreign currency by the portfolio is "covered" if the Fund owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars, marked-to-market daily.

    Funds may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. Dollar value of a security which the portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the Fund will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars marked-to-market daily.

    Funds may combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

    To the extent required by the rules and regulations of the Securities and Exchange Commission ("SEC"), the Custodian of the Funds will place cash or other liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.

OPTIONS TRANSACTIONS

    The Non-Money Market Funds may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Fund at the stated exercise price. A "covered" call option means that so long as a Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option.

    A Fund will receive a premium from writing call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods a Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

    A Fund may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, a Fund may write a covered put at an exercise price reflecting the lower purchase price sought.

    A Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. A Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. A Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on a Fund's ability to purchase call and put options.

    Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Options will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by a Fund or sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid unless the Fund has entered into a special arrangement to dispose of the security, and are subject to the Fund's limitation on investing in illiquid securities.

    Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities. In the opinion of the Sub-Adviser, the risk that a Fund will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

COMBINED TRANSACTIONS

    Funds may enter into multiples of the forwards, futures and options transactions described above in which they are permitted to engage, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Sub-Adviser, it is in the best interest of the Fund to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable Securities and Exchange Commission (the "SEC") regulations and SEC staff guidelines.

RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN
  CURRENCIES

    Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments.

    Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

    The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

    In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

GLOBAL INVESTING

    Investors should recognize that investing in foreign securities involves special considerations which are not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Funds permit entering into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

    Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of a Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

    Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Additional risks of foreign investing are set forth in the appropriate Prospectuses.

ILLIQUID SECURITIES

    Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price they are being carried on a Fund's books. This lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for securities also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

INVESTMENT COMPANY SECURITIES

    The 1940 Act, generally prohibits a Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits a Fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. A Fund may not purchase shares of any affiliated investment company except as permitted by the 1940 Act or other applicable law.

MORTGAGE-RELATED DEBT SECURITIES

    Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

    The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

    The International Magnum Fund seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country (defined below) weightings determined by the Sub-Adviser. After establishing regional allocation strategies, the Sub-Adviser then selects equity securities among issuers of a region. The Fund invests in countries (each an "EAFE country") comprising the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index (the "EAFE Index") and any countries which have been publicly announced will be added to the EAFE Index.

    The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight Industry Indices making up the Morgan Stanley Capital International Indices. The Morgan Stanley Capital International EAFE Index is based on the share prices of 1,066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy,

    The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia. It was announced publicly that Portugal will be added to the EAFE Index in December, 1997.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

    The investment objective of the Global Equity Allocation Fund is to provide long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Sub-Adviser and with stock selection within each country designed to replicate a broad market index. The Sub-Adviser determines country allocations for the Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Fund will invest in the United States and industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index (the "World Index"). The World Index is one of the indices making up the Morgan Stanley Capital International Indices.

    The World Index is based on the share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/ Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS

    For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. See the Prospectuses for a discussion of the risks of foreign investments. These institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Funds will invest in U.S. Dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Sub-Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied.

PORTFOLIO TURNOVER

    The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Fund for the year, excluding securities with maturities of one year or less. The rate of portfolio turnover will not be a limiting factor when a Fund deems it appropriate to purchase or sell securities for the portfolio. High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by the Funds. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. See "Taxes" in the Prospectus for more information on taxation.

REPURCHASE AGREEMENTS

    The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

SECURITIES LENDING

    Each Fund may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or liquid securities having a value at all times not less than 100% of the value of the securities loaned, including accrued interest, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and
(d) the Fund receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Sub-Adviser to be of good standing and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Directors.

    At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

STAND-BY COMMITMENTS

    A Fund may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase, at a Fund's option, a specified Municipal Obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

    The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired.

    The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Sub-Adviser's opinion, present minimal credit risks and otherwise satisfy applicable quality standards. The Funds' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

    The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their right thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by that Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

STRIPPED MORTGAGE-BACKED SECURITIES

    Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

    SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

    Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SWAP CONTRACTS

    The Non-Money Market Funds may enter into Swap Contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    The swaps in which the noted Funds may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

    Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities, to avoid any potential leveraging of the Fund. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Sub-Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Funds may enter into OTC derivatives transactions (Swaps, Caps, Floors, Puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Sub-Adviser in accordance with guidelines established by the Board of Directors. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

    The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT OBLIGATIONS

    Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

VARIABLE RATE DEMAND INSTRUMENTS

    Variable rate demand instruments held by each Money Market Fund may have maturities of more than 397 days, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 days, upon giving the prescribed notice (which may not exceed 30 days), and
(ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days. In determining the weighted average maturity of a Fund and whether a variable rate demand instrument has a remaining maturity of 397 days or less, each instrument will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is of comparable quality at the time of purchase to instruments rated "high quality," the Sub-Adviser will follow guidelines adopted by the Company's Board of Directors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Fund will maintain with the appropriate Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to these commitments. It is possible that the market value at the time of settlement would be higher or lower than the purchase price if the general level of interest rates has changed.

ZERO COUPON BONDS

    Zero coupon bonds is a term used to describe notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on zero coupon bonds issued by the U.S. Treasury remains guaranteed by the "full faith and credit" of the United States Government.

    A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed to be income received by zero coupon bondholders each year. Each Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Fund's distributions of net investment income.

    Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

    Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRs"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

                               FEDERAL INCOME TAX

    The following is only a summary of certain additional federal tax considerations generally affecting the Company and its shareholders that are not described in the Company's prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Company or its shareholders, and the discussion here and in the Company's prospectuses are not intended as tax advice or as a substitute for careful tax planning.

    Each Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), generally will be applied to each Fund separately, rather than to the Company as a whole. Each Fund has qualified and intends to continue to qualify to be treated for each taxable year as a regulated investment company ("RIC") under subchapter M of the Code.

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Legislation and administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    In order to qualify for the special tax treatment afforded to RICs under Subchapter M of the Code, each Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, gains from options, futures and forward contracts (the "90% Gross Income Test"); (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of (i) stocks or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "Short-Short Gain Test"), and (c) diversify its holdings so that, at the end of each fiscal quarter of the Company's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, United States Government securities, securities of other RICs, and other securities and cash items, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities or the securities of other
RICs). For purposes of the 90% gross income requirement described above, foreign currency gains may be excluded by regulation from income that qualifies under the 90% requirement. The Short-Short Gain Test will no longer be applicable to the Funds beginning on July 1, 1998.

    In addition to the requirements described above, in order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and net short-term capital gains less operating expenses) to shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

    If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gain dividends, which are distributions of net capital gains) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends received deductions.

    Each Fund will decide whether to distribute or to retain all or part of any net capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

    A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss. For a summary of the rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss recognized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains dividends and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

CAPITAL GAINS RATES UNDER THE 1997 TAX ACT

    Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The maximum long-term capital gains rate for corporations remains at 35%. Under the 1997 Tax Act, the Treasury is authorized to issue regulations that address the application of the new capital gains rates to sales and exchanges by RICs and to sales and exchanges of interests in RICs, but no such regulations have been issued as of the date hereof. It is expected that the new tax rates for capital gains under the 1997 Tax Act described above will apply to distributions of capital gain dividends by the Funds as well as to sales and exchanges of shares in the Funds. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior capital gain dividends received on such shares (see discussion above regarding gains or losses recognized on the sale or exchange of shares), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.

ADDITIONAL CONSIDERATIONS FOR THE TAX-FREE MONEY MARKET FUND

    In order for the Tax-Free Money Market Fund to pay exempt-interest dividends during any taxable year, at the close of each quarter of its taxable year at least 50% of the value of the Fund's assets must consist of certain tax-exempt obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may, however, be subject to the alternative minimum tax (the "AMT") imposed by Section 55 of the Code and, in the case of corporate taxpayers, the environmental tax (the "Environmental Tax") imposed by
Section 59A of the Code. The AMT and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the AMT and/or the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the AMT and the Environmental Tax.

    The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% (depending on the taxpayer's income) of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year may be included in the gross income of such individual depending upon the individual's "modified adjusted gross income" (which includes exempt-interest dividends).

    The Tax-Free Money Market Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use such a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of this Fund.

    Issuers of bonds purchased by the Tax-Free Money Market Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

    Distributions of net investment income received by the Tax-Free Money Market Fund from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporate shareholders. Although the Tax-Free Money Market Fund generally does not expect to receive net investment income other than Tax-Exempt Interest, up to 20% of the net assets of the Fund may be invested in Municipal Obligations that do not bear Tax-Exempt Interest, and any taxable income recognized by the Fund will be distributed and taxed to its shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

    A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive income or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a RIC that holds stock of a PFIC will be subject to federal income tax on (i) a portion of any "excess distribution" received on such stock or (ii) any gain from a sale or disposition of such stock (collectively, "PFIC income"), plus interest on such amounts, even if the RIC distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the RIC's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, which most likely would have to be distributed to satisfy the 90% distribution requirement and the distribution requirement for avoiding income and excise taxes. In most instances it will be very difficult to make this election due to certain requirements imposed with respect to the election.

    Under provisions of the 1997 Tax Act generally effective for taxable years ending after 1997, a Fund that invests in PFIC stock may make an election to annually mark-to-market certain publicly traded PFIC stock (a "PFIC Mark-to-Market Election"). "Marking-to-market," in this context, means recognizing as ordinary income or loss each year an amount equal to the difference between the Fund's adjusted tax basis in such PFIC stock and its fair market value. Losses will be allowed only to the extent of net mark-to-market gain previously included by the Fund pursuant to the election for prior taxable years. The Fund may be required to include in its taxable income for the first taxable year in which it makes a PFIC Mark-to-Market Election an amount equal to the interest charge that would otherwise accrue with respect to distributions on, or dispositions of, the PFIC stock. This amount would not be deductible from the Fund's taxable income. The PFIC Mark-to-Market Election applies to the taxable year for which made and to all subsequent taxable years, unless the PFIC stock ceases to be publicly traded or the Internal Revenue Service consents to revocation of the election. By making the PFIC Mark-to-Market Election, the Fund could ameliorate the adverse tax consequences arising from its ownership of PFIC stock, but in any particular year may be required to recognize income in excess of the distributions it receives from the PFIC and proceeds from the disposition of PFIC stock.

FOREIGN INCOME TAX

    It is expected that each Fund will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, if any, and a Fund may be subject to foreign income or other taxes with respect to other income. So long as more than 50% in value of a Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat certain foreign income taxes imposed on it under U.S. federal income tax law as paid directly by its shareholders. A Fund will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction for their shares of the foreign income taxes in computing their federal income tax liability. No deductions will be allowed in computing alternative minimum tax liability.

    Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source income will be treated as foreign source income. A Fund's gains from the sale of securities will generally be treated as derived from U.S. sources and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

    The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

CERTAIN INVESTMENT PRACTICES

    Some of a Fund's investment practices, including those involving certain risk management transactions and foreign currency transactions, may be subject to special provisions of the Code that, among other things, defer the use of certain losses of the Fund and affect the holding period of securities held by the Fund and the character of gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. Thus, these provisions could affect the amount, timing and character of distributions to shareholders. Each Fund engaging in such investment practices will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

                   FEDERAL TAX TREATMENT OF FORWARD CURRENCY
                     CONTRACTS AND EXCHANGE RATE CONTRACTS

    Except for certain hedging transactions, each Fund is required for federal income tax purposes to recognize as gain or loss for each taxable year its net unrealized gains and losses on certain forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Proposed legislation would provide that amounts treated as capital gain or loss pursuant to the foregoing sentence would be attributable to property held for more than 18 months. See "Capital Gains Rates Under the 1997 Tax Act" above for a summary of the tax rates applicable to capital gains. Forward currency futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

    Any net gain realized from the closing out of futures contracts will generally be qualifying income for purposes of the 90% Gross Income test. In order to satisfy the Short-Short Gain test, however, a Fund will have to avoid realizing gains on futures contracts and certain forward contracts held less than three months and may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains of such contracts that have been open for less than three months as of the end of a Fund's taxable year and which are treated as recognized for tax purposes at the end of the taxable year will not be considered gains on securities held less than three months for purposes of the Short-Short Gain test. The Short-Short Gain test will no longer be applicable to the Funds beginning on July 1, 1998.

    Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Fund's net investment income, if any, available to be distributed to its shareholders as ordinary income.

                         TAXES AND FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") depends on whether the income from the Company is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from the Company is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of ordinary income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from United States federal income tax on gains realized on the sale of shares of the Company, distributions of net long-term capital gains, and amounts retained by the Company which are designated as undistributed capital gains.

    If the income from the Company is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of net investment income and net long-term capital gains, and any gains realized upon the sale of shares of the Company, will be subject to U.S. federal income tax at the rates applicable to United States citizens and residents or domestic corporations.

    The Company may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

    The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Company.

                               PURCHASE OF SHARES

    For Class A shares of the Non-Money Funds, the purchase price of shares is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the purchase order is received. Class B shares and Class C shares of the Non-Money Funds may be purchased at the net asset value per share next determined after the purchase order is received. For all classes of such Funds an order received prior to the regular close of the New York Stock Exchange (the "NYSE") (currently, 4:00 p.m., Eastern Time) will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. The purchase price of shares of the Non-Money Funds is based on such price as further described in the Prospectuses under "Purchase of Shares."

    The purchase price of shares of the Money Market Funds is the net asset value per share next determined after Federal Funds are available to such Fund. A purchase of a Money Market Fund's shares by check is credited to the shareholder's account at the price next determined after receipt of Federal Funds on the day of receipt and will begin receiving dividends the following day.

    Shares of the Company may be purchased on any day the NYSE is open, except that shares of the Money Market Funds may be purchased on any day when both the NYSE and the Federal Reserve Banks are open. The NYSE is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively. Federal Reserve Banks are closed on Columbus Day and Veterans Day, in addition to such NYSE holidays.

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Company, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

                              REDEMPTION OF SHARES

    Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit. Additionally, if the Board of Directors determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of the Fund, the Company may pay the redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities held by the Funds in lieu of cash in conformity with applicable rules of the SEC. Shareholders may incur brokerage charges upon the sale of portfolio securities so received in payment of redemptions.

    Any redemption may be more or less than the shareholder's cost depending on, among other factors, the market value of the securities held by the Fund(s).

    To protect your account and the Company from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Company to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

    Eligible signature guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, provided that the institution is a member of the Securities Transfer Agents Medallion Program or another recognized signature guarantee program. Notaries public are not acceptable guarantors.

    The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Company are also being redeemed, on the letter or stock power.

    Redemption of shares held in broker street name may not be accomplished by mail or telephone as described above. Shares held in broker street name may be redeemed only by contacting the investment dealer, bank or financial services firm ("Participating Dealer") that handles your account.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A

    For certain full service participant directed profit sharing and money purchase plans and qualified 401(k) retirement plans and for investments in the amount of $1,000,000 or more of Class A shares of the Non-Money Funds ("Qualified Purchaser"), the front-end sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed in the event of certain redemptions within one year of the purchase. If a CDSC -- Class A is imposed upon redemption, the amount of the CDSC -- Class A will be equal to the lesser of 1.00% of the net asset value of the shares at the time of purchase or 1.00% of the net asset value of the shares at the time of redemption.

    The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which caused the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one year period prior to the redemption. The CDSC -- Class A will be waived in connection with redemptions by certain Qualified Purchasers (e.g., in retirement plans qualified under Section 401(a) of the Code and deferred compensation plans under Section 457 of the Code) required to obtain funds to pay distributions to beneficiaries pursuant to the terms of the plans. Such payments include, but are not limited to, death, disability, retirement or separation from service. No CDSC -- Class A will be imposed on exchanges between funds. For purposes of the CDSC -- Class A, when shares of one fund are exchanged for shares of another fund, the purchase date for the shares of the fund exchanged into will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than a front-end load sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.

    Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an amount of $1,000,000 or more, a Qualified Purchaser may aggregate shares of the Participating Funds described in the Prospectus.

WAIVER OF CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE ("CDSC -- CLASS B
  AND C")

    As described in the Prospectus under "Purchase of Shares," redemptions of Class B shares and Class C shares of the Non-Money Funds will be subject to a CDSC. The CDSC -- Class B and C may be waived on redemptions of Class B shares and Class C shares in the circumstances described below:

    (a)  Redemption Upon Disability or Death

    The Non-Money Funds will waive the CDSC -- Class B and C on redemptions following the death or disability of a Class B shareholder and Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC -- Class B and C.

    In cases of disability or death, the CDSC -- Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC -- Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

    (b)  Redemption in Connection with Certain Distributions from Retirement
Plans

    The Company will waive the CDSC -- Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The charge will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more of the Participating Funds; in such event, as described below, the Non-Money Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC -- Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

    The Company does not intend to waive the CDSC -- Class B and C for any distributions from IRAs or other retirement plans not specifically described above.

                             INVESTMENT LIMITATIONS

    Each current Fund of the Company has adopted certain investment policies which are either fundamental investment limitations or non-fundamental investment limitations. Fundamental investment limitations may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Non-fundamental investment limitations may be changed by the Board of Directors of the Company.

    For the purpose of adopting fundamental investment limitations the current Funds have been divided into three separate groups, which limitations apply only to the Funds that form a part of that group. The groups are comprised as follows:

Category I Funds:                 Global Fixed Income, Worldwide High
                                  Income, High Yield, American Value,
                                  Aggressive Equity, U.S. Real Estate,
                                  Global Equity Allocation, Asian Growth,
                                  Emerging Markets, Latin American,
                                  International Magnum, Japanese Equity,
                                  Growth and Income and European Equity
                                  Funds.

Category II Funds:                Equity Growth, Global Equity, Emerging
                                  Markets Debt, Mid Cap Growth and Value
                                  Funds.

Money Market Funds:               Money Market, Tax-Free Money Market and
                                  Government Obligations Money Market
                                  Funds.

CATEGORY I FUNDS

    The following are fundamental investment limitations with respect to the Category I Funds. No Category I Fund will:

     (1) invest in commodities, except that each of the Emerging Markets Fund, Latin American Fund, European Equity Fund, American Value Fund, Aggressive Equity Fund, Growth and Income and Worldwide High Income Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate, and except that the U.S. Real Estate Fund may invest in real estate limited partnership interests, but may not invest in such interests that are not publicly traded;

     (3) underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (6) except with respect to the Latin American Fund and U.S. Real Estate Fund, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) purchase on margin or sell short except as specified above in (1) and except that the Emerging Markets Fund, Latin American Fund, European Equity Fund, Aggressive Equity Fund and Worldwide High Income Fund may enter into short sales in accordance with its investment objective and policies;

     (9) purchase or retain securities of an issuer if those officers and Directors of the Company or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

    (10) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Fund's total assets valued at the lower of market or cost and a Fund may not purchase additional securities when borrowings exceed 5% of total assets, except that the Worldwide High Income Fund, Latin American Fund and Growth and Income Fund may enter into reverse repurchase agreements in accordance with its investment objective and policies and except that each of the Latin American Fund, Aggressive Equity Fund and Worldwide High Income Fund may borrow amounts up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing;

    (11) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that each of the Latin American, Aggressive Equity and Worldwide High Income Funds may pledge, mortgage or hypothecate its assets to secure borrowings in amounts up to 33 1/3% of its assets (including the amount borrowed);

    (12) invest more than an aggregate of 15% of the total assets of the Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Fund's total assets would be invested in these time deposits; provided, however, that no Fund shall invest (i) more than 10% of its total assets in securities subject to legal or contractual restrictions on resale and (ii) in fixed time deposits with a duration of over seven calendar days;

    (13) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

    (14) issue senior securities;

    (15) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (12) above) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

    (16) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin American Fund, Aggressive Equity Fund and U.S. Real Estate Fund, purchase more than 10% of any class of the outstanding securities of any issuer; and

    (17) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin American Fund, U.S. Real Estate Fund and Worldwide High Income Fund, purchase securities of an issuer (except obligations of the U.S. Government and its instrumentalities) if as the result, with respect to 75% of its total assets, more than 5% of the Funds total assets, at market value, would be invested in the securities of such issuer.

    The following are non-fundamental investment limitations with respect to the Category I Funds. As a matter of non-fundamental policy, no Category I Fund will:

     (1) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange;

     (2) invest in oil, gas or other mineral leases; and invest up to 25% of its total assets in privately placed securities, provided that it may not invest more than 15% of its total assets in illiquid securities, including securities for which there is no readily available market, and provided further that it will not invest more than 10% of its total assets in securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), except securities that are not registered under the 1933 Act but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act.

    Each of the Global Fixed Income, Latin American, Aggressive Equity, U.S. Real Estate and Worldwide High Income Funds will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

CATEGORY II FUNDS

    The following are fundamental investment limitations with respect to the Category II Funds. No Category II Fund will:

     (1) invest in physical commodities or contracts on physical commodities, except that any Fund may acquire physical commodities as a result of ownership of securities or other instruments and may purchase or sell options or futures contracts or invest in securities or other instruments backed by physical commodities;

     (2) purchase or sell real estate, although each Fund may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with their respective investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental investment limitation (8) below, (ii) by lending their portfolio securities, and (iii) by lending portfolio assets to other Funds, banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, the rules, regulations, interpretations or orders of the SEC and its staff thereunder;

     (4) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase a security if, as a result, the Fund would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

     (5) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (6) issue any class of senior security or sell any senior security of which it is the issuer, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes, provided that such borrowings do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings) and except that the Emerging Markets Debt Fund may borrow from banks in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of a Fund's total assets at the time the Fund makes such temporary borrowing. Notwithstanding the foregoing limitations on issuing or selling senior securities and borrowing, a Fund may engage in investment strategies that obligate it either to purchase securities or segregate assets, or enter into reverse repurchase agreements, provided that it will segregate assets to cover its obligations pursuant to such transactions in accordance with applicable rules, orders, or interpretations of the SEC or its staff. This investment limitation shall not preclude a Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

     (7) underwrite the securities of other issuers (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities);

     (8) Acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when any such Fund adopts a temporary defensive position.

    The following are non-fundamental investment limitations with respect to the Category II Funds. As a matter of non-fundamental policy, no Category II Fund will:

     (1) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Fund may make margin deposits in connection with transactions in options, futures, and options on futures;

     (2) sell short unless the Fund (i) owns the securities sold short, (ii) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund's custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order, or interpretation, except that the Emerging Markets Debt Fund may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (3) purchase or retain securities of an issuer if those Officers and Directors of the Company or any of its investment advisers owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (4) borrow money other than from banks or other Funds of the Company, provided that a Fund may borrow from banks or other Funds of the Company so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or, except for the Emerging Markets Debt Fund, purchase additional securities when borrowings exceed 5% of total assets;

     (5) pledge, mortgage or hypothecate assets in an amount greater than 10% of its total assets in the case of the Equity Growth, Global Equity and Emerging Markets Debt Funds or 50% of its total assets in the case of the Mid Cap Growth and Value Funds, provided that each Fund may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

     (6) invest more than an aggregate of 15% of the net assets of the Fund, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board of Directors;

     (7) invest for the purpose of exercising control over management of any company;

     (8) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (9) in the case of the Equity Growth, Global Equity, and Emerging Markets Debt Funds, make loans as described in fundamental investment limitations 3(ii) and 3(iii), above, in an amount exceeding 33 1/3% of its total assets; and

    (10) in the case of the Emerging Markets Debt Fund, purchase a security if, as a result, with respect to 50% of its assets, it would hold more than 10% of the outstanding voting securities of an issuer or have more than 5% of its total assets invested in securities of an issuer or, with respect to 100% of its assets, it would have more than 25% of its total assets invested in securities of the issuer, except that these limitations do not apply to investments in U.S. Government securities.

    Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Fund's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

MONEY MARKET FUNDS

    The following are fundamental investment limitations with respect to the Money Market Funds. No Money Market Fund will:

     (1) invest in commodities;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation, except that the Tax-Free Money Market Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations;

     (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Fund) instruments issued by U.S. banks or their domestic branches;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) issue senior securities or borrow money, except for borrowing money from banks for temporary purposes or (with respect to the Money Market Fund and Government Obligations Fund) for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund, any assets except as may be necessary in connection with permitted borrowings and then, in amounts not in excess of 10% of the value of the Fund's total assets at the time of the borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Fund's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Fund's securities by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

     (9) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

    (10) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

    (11) with respect to the Money Market Fund, invest in other investment companies except to the extent permitted by the 1940 Act, provided that the Fund may invest only in investment companies that are unaffiliated with the Fund; and with respect to the Tax-Free Money Market Fund and Government Obligations Money Market Fund, invest more than 10% of the value of the Fund's assets in other investment companies that are unaffiliated with the Fund and then no more than 5% of the Fund's assets may be invested in any one money market fund;

    (12) with respect to the Money Market Fund, purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Fund may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Fund's assets and may make time deposits;

    (13) with respect to the Tax-Free Money Market Fund, under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest");

    (14) with respect to the Government Obligations Money Market Fund, purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Fund's assets which may be invested in the securities of any one issuer of obligations that the Fund is permitted to purchase;

    (15) purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities subject to unconditional demand features issued by a non-controlled person) if immediately after and as a result at the time of purchase more than 5% of the Fund's total assets would be invested in the securities of such issuer; except that, under applicable regulations, the Fund may invest more than 5% of its total assets in any one issuer for up to three business days;

    (16) enter into repurchase agreements with more than seven days maturity if, as a result, more than 10% of the value of its net assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; and

    (17) make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objectives, policies and limitations and, with respect to the Money Market and Government Obligations Money Market Funds, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned.

    With respect to limitation (6) above concerning industry concentration, the Money Market Fund will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

    The following are non-fundamental investment limitations with respect to the Money Market Funds. As a matter of non-fundamental policy, no Money Market Fund will:

     (1) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its respective total assets;

     (2) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange; and

     (3) invest in oil, gas or other mineral leases.

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

                 DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

    Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                           MANAGEMENT OF THE COMPANY

OFFICERS AND DIRECTORS

    The Company's Officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Company. The Directors set broad policies for the Company and choose its Officers. Two Directors and all of the Officers of the Company are directors, officers or employees of the Adviser or its affiliates. The other Directors have no affiliation with the Adviser, Distributor or administrative services providers or their affiliates. The Directors are also Trustees of other open-end funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") (except for the Exchange Fund and the Common Sense Trust) (collectively with the Company, the "Fund Complex") and Mr. Whalen is also Trustee of many closed-end funds that are similarly managed. Officers of the Company are generally officers of the other funds in the Fund Complex and some or all of the other investment companies managed, administered, advised or distributed by the Adviser or its affiliates. A list of the Directors and Officers of the Company and a brief statement of their present positions and principal occupations during the past five years is set forth below. Messrs. Hegel, McDonnell, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Company's officers other than Messrs. Hegel, McDonnell, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell, Hill and Stadler and Ms. Haigney are located at 2800 Post Oak Blvd., Houston, TX 77056.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
J. Miles Branagan            Director                  Private investor, Co-founder, and prior to August 1996,
1632 Morning Mountain Road                             Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                                      Corporation (now known as Getinge/Castle, Inc. a subsidiary
Date of Birth: 07/14/32                                of Getinge Industrier AB), a company which develops,
                                                       manufactures, markets and services medical and scientific
                                                       equipment. Director/Trustee of each of the funds in the Fund
                                                       Complex.
Richard M. DeMartini*        Director                  President and Chief Operating Officer, Individual Asset
Dean Witter Capital                                    Management Group, a division of Morgan Stanley, Dean Witter,
Two World Trade Center                                 Discover & Co. ("MSDWD"). Member of the MSDWD Management
New York, NY 10048                                     Committee. Director of the InterCapital Funds. Trustee of
Date of Birth: 10/12/52                                the TCW/DW Funds. Former Chairman of the Board of the NASDAQ
                                                       Stock Market, Inc. Former Vice Chairman of the Board of the
                                                       National Association of Securities Dealers, Inc.
                                                       Director/Trustee of each of the Funds in the Fund Complex.
Linda Hutton Heagy           Director                  Co-Managing Partner of Heidrick & Struggles, an executive
Sears Tower                                            search firm. Prior to 1997, Partner, Paul Ray Berndtson,
233 South Wacker Drive                                 Inc., an executive recruiting and management consulting
Suite 7000                                             firm. Formerly, Executive Vice President of ABN AMRO, N.A.,
Chicago, IL 60606                                      a Dutch bank holding company. Prior to 1992, Executive Vice
Date of Birth: 06/03/48                                President of La Salle National Bank. Trustee on The
                                                       University of Chicago Hospitals Board, The International
                                                       House Board and the Women's Board of the University of
                                                       Chicago. Director/ Trustee of each of the funds in the Fund
                                                       Complex.
R. Craig Kennedy             Director                  President and Director, German Marshall Fund of the United
11 DuPont Circle, N.W.                                 States. Formerly, advisor to the Dennis Trading Group Inc.
Washington, D.C. 20036                                 Prior to 1992, President and Chief Executive Officer.
Date of Birth: 02/29/52                                Director and Member of the Investment Committee of the Joyce
                                                       Foundation, a private foundation. Director/Trustee of each of the funds in the Fund Complex.
Jack E. Nelson               Director                  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                                 financial planning company and registered investment
Winter Park, FL 32789                                  adviser. President, Nelson Investment Brokerage Services
Date of Birth: 02/13/36                                Inc., a member of the National Association of Securities
                                                       Dealers, Inc. ("NASD") and Securities Investors Protection
                                                       Corp. ("SIPC"). Director/Trustee of each of the funds in the
                                                       Fund Complex.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Don G. Powell*               Director                  Chairman, President, Chief Executive Officer and a Director
2800 Post Oak Blvd.                                    of Van Kampen American Capital, Inc. ("VKAC"). Chairman,
Houston, TX 77056                                      Chief Executive Officer and a Director of the Adviser, Asset
Date of Birth: 10/19/39                                Management and the Distributor. Chairman and a Director of
                                                       ACCESS Investors Services, Inc. ("ACCESS"). Director or
                                                       officer of certain other subsidiaries of VKAC. Chairman of the Board of Governors and the Executive Committee of the
                                                       Investment Company Institute. Prior to November, 1996,
                                                       President, Chief Executive Officer and a Director of VK/AC
                                                       Holding, Inc. ("VKAC Holding"). Director/Trustee of each of the funds in the Fund Complex advised by the Adviser and
                                                       prior to July 1996 President, Chief Executive Officer and a
                                                       Trustee/Director of funds in the Fund Complex at that time.
Jerome L. Robinson           Director                  President, Robinson Technical Products Corporation, a
115 River Road                                         manufacturer and processor of welding alloys, supplies and
Edgewater, NJ 07020                                    equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                                programming company specializing in white collar
                                                       productivity. Director, Panasia Bank. Director/Trustee of
                                                       each of the funds in the Fund Complex.
Phillip Rooney               Director                  Vice Chairman and Director of The Servicemaster Company, a
One Service Master Way                                 business and consumer services company, since May 1997.
Downers Grove, IL 60515                                Private investor, Director, Illinois Tool Works, Inc., a
Date of Birth: 07/08/44                                manufacturing company. Director, Urban Shopping Centers
                                                       Inc., a retail mall management company; Director, Stone
                                                       Container Corp., a paper manufacturing company. Trustee,
                                                       University of Notre Dame. Formerly, President and Chief
                                                       Executive Officer, Waste Management, Inc., an environmental services company, and prior to that, President and Chief
                                                       Operating Officer, Waste Management, Inc. Director/Trustee
                                                       of each of the funds in the Fund Complex.
Fernando Sisto               Director                  Professor Emeritus and prior to 1995, Dean of the Graduate
155 Hickory Lane                                       School, Stevens Institute of Technology. Director, Dynalysis
Closter, NJ 07624                                      of Princeton, a firm engaged in engineering research.
Date of Birth: 08/02/24                                Director/ Trustee of each of the funds in the Fund Complex.
Wayne W. Whalen*             Director and Chairman of  Partner in the law firm of Skadden, Arps, Slate, Meagher &
333 West Wacker Drive        the Board                 Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                                      Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                                Capital Management, Inc. and closed-end funds advised by the
                                                       Adviser. Director/Trustee of each of the funds in the Fund
                                                       Complex, open-end funds advised by Van Kampen Capital
                                                       Management, Inc. and closed-end funds advised by the
                                                       Adviser.
Dennis J. McDonnell          President                 President and Director of VKAC. President, Chief Operating
Date of Birth: 05/20/42                                Officer and a Director of the Adviser and American Capital.
                                                       Director or officer of certain other subsidiaries of VKAC.
                                                       Prior to November 1996, Executive Vice President and a
                                                       Director of VKAC Holding. President of each of the funds in the Fund Complex. President, Chairman of the Board and
                                                       Trustee of other investment companies advised by the
                                                       Adviser, Asset Management or their affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Ronald A. Nyberg             Vice President and        Executive Vice President, General Counsel and Secretary of
Date of Birth: 07/29/53      Secretary                 VKAC. Executive Vice President, General Counsel, Assistant
                                                       Secretary and a Director of the Adviser, Asset Management
                                                       and the Distributor. Executive Vice President, General
                                                       Counsel and Assistant Secretary of ACCESS. Director or
                                                       officer of certain other subsidiaries of VKAC. Director of
                                                       ICI Mutual Insurance Co., a provider of insurance to members of the Investment Company Institute. Prior to November 1996,
                                                       Executive Vice President, General Counsel and Secretary of
                                                       VKAC Holding. Vice President and Secretary of each of the
                                                       funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.
Peter W. Hegel               Vice President            Executive Vice President of the Adviser. Director of Asset
Date of Birth: 06/25/56                                Management. Officer of certain other subsidiaries of VKAC.
                                                       Vice President of each of the funds in the Fund Complex and certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.
Alan T. Sachtleben           Vice President            Executive Vice President of the Adviser and Asset
Date of Birth: 04/20/42                                Management. Director of Asset Management, Director or
                                                       officer of certain other subsidiaries of VKAC. Vice
                                                       President of each of the funds in the Fund Complex and
                                                       certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.
Joseph P. Stadler            Vice President            Vice President of Morgan Stanley Asset Management Inc.;
1221 Avenue of the Americas                            Officer of various investment companies managed by Morgan
New York, NY 10020                                     Stanley Asset Management Inc. Previously with Price
Date of Birth: 06/07/54                                Waterhouse LLP (accounting).
Paul R. Wolkenberg           Vice President            Executive Vice President of VKAC, Asset Management and the
Date of Birth: 11/10/44                                Distributor. President, Chief Executive Officer and a
                                                       Director of ACCESS. Director or officer of certain other
                                                       subsidiaries of VKAC. Vice President of each of the funds in the Fund Complex and certain other investment companies
                                                       advised by the Adviser, Asset Management or their
                                                       affiliates.
Edward C. Wood, III          Vice President and Chief  Senior Vice President of the Adviser and Asset Management.
Date of Birth: 01/11/56      Financial Officer         Vice President and Chief Financial Officer of each of the
                                                       funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.
Curtis W. Morell             Vice President and Chief  Senior Vice President of the Adviser and Asset Management.
Date of Birth: 08/04/46      Accounting Officer        Vice President and Chief Accounting Officer of each of the funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.
John L. Sullivan             Treasurer                 First Vice President of the Adviser and Asset Management.
Date of Birth: 08/20/55                                Treasurer of each of the funds in the Fund Complex and
                                                       certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.
Tanya M. Loden               Controller                Vice President of the Adviser and Asset Management.
Date of Birth: 11/19/59                                Controller of each of the funds in the Fund Complex and
                                                       other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Nicholas Dalmaso             Assistant Secretary       Vice President and Senior Attorney of VKAC, Vice President
Date of Birth: 03/01/65                                and Assistant Secretary of the Adviser, Asset Management and
                                                       the Distributor. Officer of certain other subsidiaries of
                                                       VKAC. Assistant Secretary of each of the funds in the Fund
                                                       Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.
Huey P. Falgout, Jr.         Assistant Secretary       Assistant Vice President and Senior Attorney of VKAC,
Date of Birth: 11/15/63                                Assistant Vice President and Assistant Secretary of the
                                                       Adviser, Asset Management, the Distributor and ACCESS.
                                                       Officer of certain other subsidiaries of VKAC, Assistant
                                                       Secretary of each of the funds in the Fund Complex and other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.
Scott E. Martin              Assistant Secretary       Senior Vice President, Deputy General Counsel and Assistant
Date of Birth: 08/20/56                                Secretary of VKAC, Senior Vice President, Deputy General
                                                       Counsel and Secretary of the Adviser, Asset Management, the
                                                       Distributor and ACCESS. Officer of certain other
                                                       subsidiaries of VKAC. Prior to November 1996, Senior Vice
                                                       President, Deputy General Counsel and Assistant Secretary of
                                                       VKAC Holding. Assistant Secretary of each of the funds in
                                                       the Fund Complex and other investment companies advised by the Adviser, Asset Management or the affiliates.
Weston B. Wetherell          Assistant Secretary       Vice President, Associate General Counsel and Assistant
Date of Birth: 06/15/56                                Secretary of VKAC, the Adviser, Asset Management and the
                                                       Distributor. Officer of certain other subsidiaries of VKAC.
                                                       Assistant Secretary of each of the funds in the Fund Complex and other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.
Joanna Haigney               Assistant Treasurer       Assistant Vice President, Senior Manager of Fund
73 Tremont Street                                      Administration and Compliance Services, Chase Global Funds
Boston, MA 02108                                       Services Company; Officer of various investment companies
Date of Birth: 10/10/66                                managed by Morgan Stanley Asset Management Inc. Previously with Coopers & Lybrand LLP.
Steven M. Hill               Assistant Treasurer       Assistant Vice President of the Adviser and Asset
Date of Birth: 10/16/64                                Management. Assistant Treasurer of each of the funds in the
                                                       Fund Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.
M. Robert Sullivan           Assistant Controller      Assistant Vice President of the Adviser and Asset
Date of Birth: 03/30/33                                Management. Assistant Controller of each of the funds in the
                                                       Fund Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.

--------------
* Such Directors are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. DeMartini and Powell are interested persons of the Adviser and the Funds because of their affiliation with the Adviser. Mr. Whalen is an interested person of the Funds by reason of his firm acting as legal counsel to the Funds.

    Prior to the election of the current Directors on July 2, 1997, Messrs. Barton M. Biggs, John D. Barrett, II, Gerard E. Jones, Warren J. Olsen, Andrew McNally, IV, Samuel T. Reeves, Fergus Reid, Frederick O. Robertshaw and Frederick B. Whittemore (the "Prior Directors") served as directors to the Company. Until July 2, 1997, the Company was part of an open-end fund complex, which also consisted of Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Universal Funds, Inc. (the "Prior Complex"). For the fiscal year ended June 30, 1997, each director who was not an "interested person" of the Funds was being paid an annual aggregate fee of $55,000 plus expenses for service as a director of the funds in the Prior Complex and an additional annual aggregate fee of $10,000 for service on the audit committee of the funds in the Prior Complex. For the fiscal year ended June 30, 1997, individual trustees received aggregate fees from the Funds and from the Prior Complex as shown in the table below entitled "Compensation Table--Prior Directors".

    As of the date of this SAI, each of the Directors is a director/trustee of each of the 65 operating funds in the Fund Complex which includes the Funds (for purposes of this action, the "MS Funds"), other open-end funds advised by the Adviser (each a "VK Fund" and collectively the "VK Funds") and open-end funds advised by Asset Management (each an "AC Fund" and collectively the "AC Funds"). Each director/trustee who is not an affiliated person of VKAC, the Adviser, Asset Management, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows director/trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. As of the date hereof, each VK Fund and AC Fund in the Fund Complex provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below. As of January 1, 1998, it is anticipated that each Fund in the Fund Complex, except the money market series of the MS Funds, will provide such a retirement plan to its Non-Affiliated Trustee.

    The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meeting.

    For the period until December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund in the Fund Complex includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

    For the period until December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds in the Fund Complex includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee. Payment of the annual retainer and the regular meeting fee is allocated among all of the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the director/trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his on her services as a director/trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

    For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds is intended to be based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

    Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the fund and earn a rate of return determined by reference to the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-
Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the fund may invest to securities of those selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Company.

    Each VK Fund and AC Fund in the Fund Complex has adopted a retirement plan. Under the retirement plan, a Non-Affiliated Trustee who is receiving director/trustee's compensation from the fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such director/trustee's retirement from the fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the fund. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.

    The following table shows aggregate compensation paid to each of the Company's Prior Directors by the Company and the Prior Complex, respectively, for the fiscal year from July 1, 1996 to June 30, 1997.

                               COMPENSATION TABLE
                                PRIOR DIRECTORS

                                                                          PENSION OR                         TOTAL COMPENSATION
                                                       AGGREGATE      RETIREMENT BENEFITS  ESTIMATED ANNUAL  FROM PRIOR COMPLEX
                                                     COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON         PAID TO
NAME OF PERSON, POSITION                              FROM FUNDS         FUND EXPENSES        RETIREMENT        DIRECTORS++
--------------------------------------------------  ---------------   -------------------  ----------------  ------------------
Barton M. Biggs*
Director and Chairman of the Board................      $     0               $0                  $0              $     0
John D. Barrett, II,*
Director..........................................      $10,070               $0                  $0              $73,767
Gerard E. Jones,*
Director..........................................      $10,070               $0                  $0              $80,867
Warren J. Olsen,*
Director and President............................      $     0               $0                  $0              $     0
Andrew McNally, IV,*
Director..........................................      $     0+              $0                  $0              $63,767
Samuel T. Reeves,*
Director..........................................      $     0+              $0                  $0              $63,767
Fergus Reid,*
Director..........................................      $     0+              $0                  $0              $80,867
Frederick O. Robertshaw,**
Director..........................................      $ 8,714               $0                  $0              $63,767

--------------
  * Elected Director as of June 28, 1995; retired as of July 2, 1997.
  + The total amount of deferred compensation for Samuel T. Reeves, Fergus Reid and Andrew McNally, IV was $8,714, $10,070, and $8,714, respectively.
 ++ The Prior Complex consisted of four investment companies including the Company.

    The following table shows aggregate compensation paid to each of the Company's current Directors by the Company for the fiscal year from July 1, 1996 to June 30, 1997 and from the Fund Complex for the calendar year ended December 31, 1996.

                               COMPENSATION TABLE
                               CURRENT DIRECTORS

                                                                          PENSION OR                         TOTAL COMPENSATION
                                                       AGGREGATE      RETIREMENT BENEFITS  ESTIMATED ANNUAL  FROM FUND COMPLEX
                                                     COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON         PAID TO
NAME                                                  FROM FUNDS           EXPENSES           RETIREMENT     DIRECTOR/TRUSTEE+
--------------------------------------------------  ---------------   -------------------  ----------------  ------------------
J. Miles Branagan*................................      $   0**               $0                  $0              $104,875
Richard M. DeMartini*.............................      $   0**               $0                  $0               16,875
Linda Hutton Heagy*...............................      $   0**               $0                  $0              104,875
R. Craig Kennedy*.................................      $   0**               $0                  $0              104,875
Jack E. Nelson*...................................      $   0**               $0                  $0               97,875
Don G. Powell*....................................      $   0**               $0                  $0               22,000
Jerome L. Robinson*...............................      $   0**               $0                  $0              101,625
Phillip Rooney*...................................      $   0**               $0                  $0               22,000
Dr. Fernando Sisto*...............................      $   0**               $0                  $0              104,875
Wayne W. Whalen*..................................      $   0**               $0                  $0              104,875

--------------
 * Elected Director as of July 2, 1997.
** Director received no compensation from the Funds for the fiscal year ended
   June 30, 1997. See discussion preceding the table regarding anticipated compensation for the fiscal year from July 1, 1997 to June 30, 1998.
+ The amounts in this column represent aggregate compensation from the 51 funds in the Fund Complex as of December 31, 1996. Because funds in the Fund Complex have different fiscal year-ends, the information for this column is presented on a calendar year basis. The amounts for the calendar year ending December 31, 1997 will most likely be higher reflecting the addition of the Funds to the Fund Complex. The Adviser and its affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Powell and Whalen, the director/trustees are not director/trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Adviser and its affiliates, Mr. Whalen received total compensation of $243,375 during the calendar year ended December 31, 1996.

    As of October 16, 1997, the Directors and officers as a group owned less than 1% of the shares of the Funds.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

    The Adviser is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"). The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and has its offices at One Parkview Plaza, Oakbrook Terrace, IL 60181 and 2800 Post Oak Boulevard, Houston, TX 77056. Pursuant to the advisory agreement (the "Advisory Agreement") between the Adviser and the Company, the Adviser provides investment services to the Funds. Additionally, pursuant to the administration agreement (the "Administration Agreement") between the Adviser and the Company, the Adviser (the "Administrator") provides administrative services to the Funds. The Advisory Agreement and Administration Agreement became effective as of July 2, 1997. The current Advisory Agreement and Administration Agreement are described in more detail in the Company's prospectus. Prior to July 2, 1997, MSAM (described below) was the adviser and administrator of each of the Funds except Mid Cap Growth and Value Funds which were advised by MAS (described below). The fees and expenses under the new Advisory Agreement and new Administration Agreement are substantially similar to the predecessor agreements.

    MSAM is an indirect wholly-owned subsidiary of MSDWD and acts as sub-adviser pursuant to an investment sub-advisory agreement between MSAM and the Adviser to each of the Company's Funds, other than the Mid Cap Growth and Value Funds. The principal offices of the MSAM are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services to the non-money Funds of the Company for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, MSAM, the prior adviser, earned fees of approximately $4,571,000 (and voluntarily waived a portion of such fees equal to approximately $868,000), $7,177,000 (and voluntarily waived a portion of such fees equal to approximately $1,328,000) and $10,409,000 (and voluntarily waived a portion of such fees equal to approximately $1,716,000), respectively. Further, for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, MSAM, as adviser for the PCS Money Market Portfolio (the "Predecessor Money Market Portfolio") the predecessor to the Money Market Fund received $611,754, $759,398 and $882,000, respectively (net of voluntary fee waivers of $87,105, $153,797 and $579,000, respectively) and as adviser for the PCS Government Obligations Money Market Portfolio (the "Predecessor Government Obligations Money Market Portfolio") the predecessor to the Government Obligations Money Market Fund received $897,867, $395,312 and $542,000, respectively (net of voluntary fee waivers of $0, $45,251 and $392,000, respectively). For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the Company paid administrative fees to MSAM, the prior administrator to the Funds, of approximately $1,500,000, $2,273,000 and $3,187,000, respectively. For the fiscal years ended June 30, 1995 and June 30, 1996 and for the fiscal period from July 1, 1996 to September 26, 1996, PFPC Inc., which served as administrator to the Predecessor Money Market Portfolio and Predecessor Government Obligations Money Market Portfolio (the "Predecessor Portfolios"), was paid aggregate administrative fees of $346,829, $273,252 and $73,440, respectively.

    MAS is an indirect wholly-owned subsidiary of MSDWD with its principal offices located at One Tower Bridge, West Conshohocken, PA 19428. Pursuant to an investment sub-advisory agreement between MAS and the Adviser, MAS provides sub-advisory services to each of the Mid Cap Growth and Value Funds. MAS provides investment services to employee benefit plans, endowment funds, foundations, and other institutional investors and has served as investment adviser to the MAS Funds, a registered open-end investment company, since 1984. At September 30, 1996, MAS managed investments totaling approximately $37.5 billion. MAS did not receive any compensation as an adviser, sub-adviser or administrator to the Funds from the Company prior to the end of the fiscal year ended June 30, 1997.

    Under sub-administration agreements between the Administrator and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company, a corporate affiliate of Chase) provides certain administrative services to the Company. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the prior Administrator paid Sub-Administration fees to Chase of approximately $2,004,678, $2,028,244 and $2,011,782, respectively. CGFSC provides operational and administrative services to investment companies with approximately $116 billion in assets and having approximately 165,479 shareholder accounts as of June 30, 1997. CGFSC's business address is 73 Tremont Street, Boston, MA 02108-3913.

DISTRIBUTION OF FUND SHARES

    Prior to January 1, 1997, Morgan Stanley & Co. Incorporated ("Morgan Stanley"), a wholly-owned subsidiary of MSDWD, served as the distributor of the Company's shares pursuant to a Distribution Agreement with the Company and a Plan of Distribution for each Money Market Fund and each class of each Non-Money Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Subsequent to January 1, 1997, Van Kampen American Capital Distributors, Inc. (the "Distributor") replaced Morgan Stanley as distributor of the Company's shares pursuant to a Distribution Agreement with the Company and the Plans. Under each Plan the Company's distributor is entitled to receive from the Funds a distribution fee, which is accrued daily and paid quarterly, of up to 0.50% for each of the Money Market Funds and up to 0.75% of the Class B shares and Class C shares of each of the Non-Money Funds, on an annualized basis, of the average daily net assets of such Fund or classes. The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative or shareholder services (a "Participating Dealer"). The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

    The Plans obligate the Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the Class A, Class B and Class C shares of the Non-Money Market Funds were most recently approved by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on December 12, 1996 and the Plan for the Money Market Funds was most recently approved at the same meeting.

    Morgan Stanley served as distributor of the Company until December 31, 1996 and the Distributor served as the distributor for the Company from January 1, 1997 through the fiscal year ended June 30, 1997. As compensation for providing distribution services to the Company for the fiscal year ended June 30, 1997, the Distributor and Morgan Stanley received aggregate fees of approximately $8,204,000 which were attributable approximately as follows:

                                                                                                    FISCAL YEAR ENDED
                                                                                                      JUNE 30, 1997
FUND NAME                                                                                                 (000)
-------------------------------------------------------------------------------------------------  -------------------
Global Equity Allocation Fund -- Class A.........................................................       $     160
Global Equity Allocation Fund -- Class B.........................................................             238
Global Equity Allocation Fund -- Class C.........................................................             679
Global Fixed Income Fund -- Class A..............................................................              16
Global Fixed Income Fund -- Class B..............................................................              16
Global Fixed Income Fund -- Class C..............................................................              26
Asian Growth Fund -- Class A.....................................................................             509
Asian Growth Fund -- Class B.....................................................................             602
Asian Growth Fund -- Class C.....................................................................           1,424
Emerging Markets Fund -- Class A.................................................................             229
Emerging Markets Fund -- Class B.................................................................             180
Emerging Markets Fund -- Class C.................................................................             465
Latin American Fund -- Class A...................................................................              81
Latin American Fund -- Class B...................................................................              45
Latin American Fund -- Class C...................................................................              87
American Value Fund -- Class A...................................................................              58
American Value Fund -- Class B...................................................................              43
American Value Fund -- Class C...................................................................             233
Worldwide High Income Fund -- Class A............................................................             152
Worldwide High Income Fund -- Class B............................................................             491
Worldwide High Income Fund -- Class C............................................................             351
Aggressive Equity Fund -- Class A................................................................              28
Aggressive Equity Fund -- Class B................................................................             105
Aggressive Equity Fund -- Class C................................................................              55
High Yield Fund -- Class A.......................................................................              13
High Yield Fund -- Class B.......................................................................              57
High Yield Fund -- Class C.......................................................................              43
U.S. Real Estate Fund -- Class A.................................................................              19
U.S. Real Estate Fund -- Class B.................................................................              45
U.S. Real Estate Fund -- Class C.................................................................              22
International Magnum Fund -- Class A.............................................................              21
International Magnum Fund -- Class B.............................................................              68
International Magnum Fund -- Class C.............................................................              58
Japanese Equity Fund -- Class A(1)...............................................................             N/A
Japanese Equity Fund -- Class B(1)...............................................................             N/A
Japanese Equity Fund -- Class C(1)...............................................................             N/A
Growth and Income Fund -- Class A(1).............................................................             N/A
Growth and Income Fund -- Class B(1).............................................................             N/A
Growth and Income Fund -- Class C(1).............................................................             N/A
European Equity Fund -- Class A(1)...............................................................             N/A
European Equity Fund -- Class B(1)...............................................................             N/A
European Equity Fund -- Class C(1)...............................................................             N/A
Money Market Fund(2).............................................................................             981
Tax-Free Money Market Fund(1)....................................................................             N/A
Government Obligations Money Market Fund(2)......................................................             604
Equity Growth Fund -- Class A(1).................................................................             N/A
Equity Growth Fund -- Class B(1).................................................................             N/A
Equity Growth Fund -- Class C(1).................................................................             N/A
Global Equity Fund -- Class A(1).................................................................             N/A
Global Equity Fund -- Class B(1).................................................................             N/A
Global Equity Fund -- Class C(1).................................................................             N/A
Emerging Markets Debt Fund -- Class A(1).........................................................             N/A
Emerging Markets Debt Fund -- Class B(1).........................................................             N/A
Emerging Markets Debt Fund -- Class C(1).........................................................             N/A
Mid Cap Growth Fund -- Class A(1)................................................................             N/A
Mid Cap Growth Fund -- Class B(1)................................................................             N/A
Mid Cap Growth Fund -- Class C(1)................................................................             N/A
Value Fund -- Class A(1).........................................................................             N/A
Value Fund -- Class B(1).........................................................................             N/A
Value Fund -- Class C(1).........................................................................             N/A

------------------
(1) Not operational as of June 30, 1997.
(2) As compensation for providing distribution services to the Predecessor Portfolios for the period from July 1, 1996 to September 26, 1996, Morgan Stanley received fees from the Predecessor Money Market Portfolio in the amount of $146,803 and from the Predecessor Government Obligations Money Market Portfolio in the amount of $98,828. Such fees are included in the amounts listed above.

CODE OF ETHICS

    The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes require that all employees of the Adviser and Sub-Advisers preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser or Sub-Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Company as of October 16, 1997 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Company management's knowledge, as follows:

    AMERICAN VALUE FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122 owned 7.118% of the total outstanding Class A shares of such Fund.

    Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Dr. East 3rd Floor, Jacksonville, FL 32246-6484, owned 11.140% of the total outstanding Class B shares of such Fund.

    The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Dr. East, 3rd Floor, Jacksonville, FL 32246-6484, 6.538% and Morgan Stanley Group Inc., 1221 Avenue of the Americas, New York, NY, 10020-1001, 6.130%.

    GLOBAL EQUITY ALLOCATION FUND: Scott & Stringfellow PSP, Mutual Funds/Clearing & Custody Account, P.O. Box 1575, Richmond, VA 23213, owned 5.253% of the total outstanding Class A shares of such Fund.

    GLOBAL FIXED INCOME FUND: Lehman Brothers Inc., P.O. Box 29198, Brooklyn, NY 11202, owned 34.20% of the total outstanding Class A shares of such Fund. Charles Schwab & Co, Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104 owned 5.945% of the total outstanding Class A shares of such Fund.

    The following each held the percentage indicated of the total outstanding Class B shares of such Fund: ADVEST, Inc., 90 State House Square, Hartford, CT 06103-3702, 9.934%; Piper Jaffray as Custodian FBO Mary Lou Concialdi, 222 So. 9th St., Minneapolis, MN 55402-3389, 7.312%; Anna E. Fulmer Trustee for Anna E. Fulmer Trust, U/A/D 8/2/93, 1124 Marine Way West, West Palm Beach, FL, 33408-3630, 7.051%; and Frank Burstein, 211 Linden Dr., Elkins Park, PA 19027-1341, 5.184%.

    The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Geraldine M. Nemeth, Trustee, Trust U/A Dated 12/5/87, Geraldine M. Falkiner 1987, 1482 Indian Trails Parkway, Baraboo, WI 53913, 5.593%; Thomas B. Congdon and Constance B. Congdon, Joint Tenants, 4 Pine St., Nantucket, MA 02554-3721, 5.222% and Smith Barney, Inc., 388 Greenwich Street, New York, NY 10613-2375, 5.064%.

    EMERGING MARKETS FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 29.877% of the total outstanding Class A shares of such Fund.

    GROWTH AND INCOME FUND: Van Kampen American Capital Generations Variable Annuities, c/o American General Life Insurance Company, P.O. Box 1591, Houston, TX 77251 owned 93.182% of the total outstanding Class B shares of such Fund; Van Kampen American Capital Distributors Inc., One Chase Manhattan Plaza, 37th Floor, New York, NY 10005 owned 6.818% of the total outstanding Class B shares of such Fund.

    HIGH YIELD FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 39.419% of the total outstanding Class A shares of such Fund and 26.384% of the total outstanding Class C shares of such Fund. Nancy J. Dinardo Trust, Dinardo Family Trust, DTD 09/01/88, 323 North Ave, Bridgeport, CT 06808-6126 owned 6.816% of the total outstanding Class C shares of such Fund.

    LATIN AMERICAN FUND: Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246-6484, owned 10.293% of the total outstanding Class C shares of such Fund.

    U.S. REAL ESTATE FUND: The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Dain Bosworth Inc., FBO Lancaster Ventures LLC, P.O. Box 6368, Lincoln, NE 58508-0368, 11.158% and MFSC FEBO #CL7-625647, Hironaru Okamoto, Shigeno Okamoto, 32 Beverly Rd, Great Neck, NY, 11021-1330, 7.443%.

    INTERNATIONAL MAGNUM FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 10.216% of the total outstanding Class A shares of such Fund; Wachovia Bank NA Cust, FBO East Carolina University Endowment and Foundation, 301 N. Main Street, P.O. Box 3073, Winston Salem, NC 27150, owned 9.190% of the total outstanding Class A shares of such Fund and Charles Schwab & Co. Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, owned 5.854% of the total outstanding Class A shares of such Fund.

    Van Kampen American Capital Trust Company, 2800 Post Oak Blvd, Houston, Texas 77056, owned 5.406% of the total outstanding Class B shares of such Fund.

    MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 99.514% of the total outstanding shares of the Fund.*

    GOVERNMENT OBLIGATIONS MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 99.979% of the total outstanding shares of the Fund.*

    WORLDWIDE HIGH INCOME FUND: The following each held the percentage indicated of the total outstanding Class A shares of such Fund: FTC & Co., P.O. Box 173736, Denver, CO 80217-3738, 16.548% and Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, 8.338%.

    TAX-FREE MONEY MARKET FUND:  N/A

    JAPANESE EQUITY FUND:  N/A

    EUROPEAN EQUITY FUND:  N/A

    EQUITY GROWTH FUND:  N/A

    GLOBAL EQUITY FUND:  N/A

    EMERGING MARKETS DEBT FUND:  N/A

    MID CAP GROWTH FUND:  N/A

    VALUE FUND: Van Kampen American Capital Trust Company, 2800 Post Oak Blvd, Houston, Texas 77056, owned 5.406% of the total outstanding Class C shares of such Fund.

    *The shareholder may be deemed a "controlling person" of the particular Fund by virtue of its power to control the voting or disposition of the shares it owns. As a result of its ownership position, the shareholder may be able to control the outcome of matters voted on by shareholders of the Fund.

                       MONEY MARKET FUND NET ASSET VALUE

    Each of the Money Market Funds seeks to maintain a stable net asset value per share of $1.00. Each Fund uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of a Fund's per share net asset value at $1.00 is based on the Fund's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

    The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by, or under procedures adopted by, the Directors.

    In the event of a deviation of over 1/2 of 1% between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

    There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each of the Money Market Funds values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of such Funds will ordinarily remain at $1.00, but the Funds' daily dividends will vary in amount. Net realized short-term capital gains, if any, less any capital loss carryforwards, will be distributed whenever the Directors determine that such distributions would be in the best interest of shareholders, but in any event, at least once a year. The Money Market Funds do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually, less any capital loss carryforwards.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement and Investment Sub-Advisory Agreements authorize each of the Adviser and Sub-Advisers (collectively for this discussion only, the "Adviser") to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and direct the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Company has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Company.

    In purchasing and selling securities for the Funds, it is the Company's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Funds, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Company. Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For the three fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the Company paid brokerage commissions of approximately $115,622, $180,458 and $464,192, respectively, to the Morgan Stanley, an affiliated broker-dealer. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, commissions paid to Morgan Stanley represented approximately 7%, 6% and 7.98%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 3%, 2% and 7.10%, respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Company during such period.

    Fund securities will not be purchased from, or through, or sold to or through, the Adviser, the Sub-Advisers or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                            PERFORMANCE INFORMATION

    The Company may from time to time quote various performance figures to illustrate the Funds' past performance.

    Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Company but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Company are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Company to compute or express performance follows.

TOTAL RETURN

    From time to time the Funds may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10- year period (or over the life of the Fund) and the deduction of all applicable Company expenses on an annual basis.

    Total return figures are calculated according to the following formula:

   P(1+T)n      =      ERV

    where:

         P      =      a hypothetical initial payment of $1,000
         T      =      average annual total return
         n      =      number of years
       ERV      =      ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

    Calculated using the formula above, the average annualized total return, exclusive of a sales charge or deferred sales charge, for each of the Funds that commenced operations prior to June 30, 1997 for the one-year period ended June 30, 1997 and for the period from the inception of each Fund through June 30, 1997 are as follows:

                                                       ONE-YEAR        INCEPTION
                                          INCEPTION  PERIOD ENDED    THROUGH JUNE
                                            DATE     JUNE 30, 1997     30, 1997
                                          ---------  -------------   -------------
Global Equity Allocation Fund
    Class A Shares......................   01/04/93    20.61%          15.90%
    Class B Shares(1)...................   08/01/95    19.64%          19.77%
    Class C Shares(1)...................   01/04/93    19.69%          15.04%
Global Fixed Income Fund
    Class A Shares......................   01/04/93     4.27%           6.48%
    Class B Shares(1)...................   08/01/95     3.48%           3.78%
    Class C Shares(1)...................   01/04/93     3.48%           5.64%
Asian Growth Fund
    Class A Shares......................   06/23/93    (1.10)%          9.89%
    Class B Shares(1)...................   08/01/95    (1.79)%          0.00%(2)
    Class C Shares(1)...................   06/23/93    (1.79)%          9.11%
American Value Fund
    Class A Shares......................   10/18/93    30.68%          16.23%
    Class B Shares(1)...................   08/01/95    29.77%          21.72%
    Class C Shares(1)...................   10/18/93    29.67%          15.32%
Worldwide High Income Fund
    Class A Shares......................   04/21/94    30.29%          18.35%
    Class B Shares(1)...................   08/01/95    29.14%          24.02%
    Class C Shares(1)...................   04/21/94    29.12%          17.39%
Emerging Markets Fund
    Class A Shares......................   07/06/94    13.54%           4.66%
    Class B Shares(1)...................   08/01/95    12.67%          11.57%
    Class C Shares(1)...................   07/06/94    12.66%           3.87%
Latin American Fund
    Class A Shares......................   07/06/94    57.32%          19.10%
    Class B Shares(1)...................   08/01/95    56.17%          44.31%
    Class C Shares(1)...................   07/06/94    56.04%          18.10%
Aggressive Equity Fund
    Class A Shares......................   01/02/96    28.93%          34.43%
    Class B Shares......................   01/02/96    28.01%          33.53%
    Class C Shares......................   01/02/96    28.04%          33.48%
U.S. Real Estate Fund
    Class A Shares......................   05/01/96    35.75%          35.17%
    Class B Shares......................   05/01/96    34.58%          33.88%
    Class C Shares......................   05/01/96    34.56%          34.05%
High Yield Fund
    Class A Shares......................   05/01/96    18.12%          15.67%
    Class B Shares......................   05/01/96    17.22%          14.83%
    Class C Shares......................   05/01/96    17.21%          14.82%
International Magnum Fund
    Class A Shares......................   07/01/96    17.30%          17.30%
    Class B Shares......................   07/01/96    16.40%          16.40%
    Class C Shares......................   07/01/96    16.27%          16.27%
Japanese Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Growth and Income Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A

                                                       ONE-YEAR        INCEPTION
                                          INCEPTION  PERIOD ENDED    THROUGH JUNE
                                            DATE     JUNE 30, 1997     30, 1997
                                          ---------  -------------   -------------
European Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Equity Growth Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Global Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Emerging Markets Debt Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Mid Cap Growth Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Value Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Money Market Fund.......................   08/04/89     4.60%           4.64%
Tax-Free Money Market Fund..............        N/A      N/A             N/A
Government Obligations Money Market
 Fund...................................   03/12/92     4.53%           3.72%

------------------
  The Japanese Equity, Growth and Income, European Equity, Equity Growth, Global Equity, Emerging Markets Debt, Mid Cap Growth, Value and Tax-Free Money Market Funds had not commenced operations in the fiscal year ended June 30, 1997.

(1) The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995.

(2) Amount is less than 0.01.

YIELD FOR CERTAIN FUNDS

    From time to time certain of the Funds may advertise yield.

    Current yield reflects the income per share earned by a Fund's investments.

    Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

    Current yield figures are obtained using the following formula:

                      2[(a - b + 1) - 1]
Yield          =      ------------------
                              cd

    where:

    a          =      dividends and interest earned during the period
    b          =      expenses accrued for the period (net of reimbursements)
    c          =      the average daily number of shares outstanding during the period that were entitled to receive income distributions
    d          =      the maximum offering price per share on the last day of the period

    The respective current yields for the following Funds 30-day period ended June 30, 1997 were as follows:

                                                                     CLASS A      CLASS B      CLASS C
FUND NAME                                                            SHARES       SHARES       SHARES
-----------------------------------------------------------------  -----------  -----------  -----------
Global Fixed Income Fund                                                3.79%        3.23%        3.23%
Worldwide High Income Fund                                              7.76%        7.40%        7.40%
High Yield Fund                                                         7.24%        6.84%        6.84%

                  CALCULATION OF YIELD FOR MONEY MARKET FUNDS

    The current yield of the Money Market, Tax-Free Money Market and Government Obligations Money Market Funds are calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. The yields of the Money Market Fund and Government Obligations Money Market Fund for the 7-day period ended June 30, 1997 were 4.69% and 4.62% respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Fund by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market Fund and Government Obligations Money Market Fund for the 7-day period ended June 30, 1997 were 4.80% and 4.73%, respectively.

    The yield of a Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Funds, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing fund instruments, computing net asset value and calculating yield.

                            TAXABLE EQUIVALENT YIELD

    It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

   Tax Free Yield
-------------------       =      Your Taxable Equivalent
1 - Your Tax Bracket             Yield

    For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%. The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1997 under the Internal Revenue Code. There can, of course, be no guarantee that the Tax-Free Money Market Fund will achieve a specific yield. Also, it is possible that some portion of the Fund's dividends may be subject to federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

                         TAXABLE EQUIVALENT YIELD TABLE

          SAMPLE LEVEL OF              FEDERAL
           TAXABLE INCOME              INCOME           TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
------------------------------------     TAX      ------------------------------------------------------------------
  SINGLE RETURN      JOINT RETURN     BRACKETS     3%     4%     5%     6%      7%      8%      9%     10%     11%
-----------------  -----------------  ---------   -----  -----  -----  -----  ------  ------  ------  ------  ------
$0-$24,650         $0-$41,200            15%      3.53%  4.71%  5.88%  7.06%  8.24%   9.41%   10.59%  11.76%  12.94%
$24,650-$59,750    $41,200-$99,600       28%      4.17%  5.56%  6.94%  8.33%  9.72%   11.11%  12.50%  13.89%  15.28%
$59,750-$124,650   $99,600-$151,750      31%      4.35%  5.80%  7.25%  8.70%  10.14%  11.59%  13.04%  14.49%  15.94%
$124,650-$271,050  $151,750-$271,050     36%      4.69%  6.25%  7.81%  9.38%  10.94%  12.50%  14.06%  15.63%  17.19%
$271,050 and up    $271,050 and up      39.6%     4.97%  6.62%  8.28%  9.93%  11.59%  13.23%  14.90%  16.56%  18.21%

--------------
* Net amount subject to 1997 Federal Income Tax after deductions and exemptions, not indexed for 1997 income tax rates.

COMPARISONS

    To help investors better evaluate how an investment in a Fund of Morgan Stanley Fund, Inc. might satisfy their investment objective, advertisements regarding the Company may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

    (a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (b) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (c) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

    (d) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

    (e) Lipper -- Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

    (f) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    (g) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

    (h) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

    (i) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

    (j) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

    (k) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, United States Treasury/agency issues and mortgage pass-through securities.

    (l) Salomon Brothers World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

Australian Dollars       Netherlands Guilder
Canadian Dollars         Swiss Francs
European Currency Units  UK Pounds Sterling
French Francs            U.S. Dollars
Japanese Yen             German Deutsche Marks

    (m) J.P. Morgan Traded Global Bond Index -- is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

    (n) Lehman LONG-TERM Treasury Bond Index -- is composed of all bonds covered by the Lehman Treasury Bond Index with maturities of 10 years or greater.

    (o) Lehman Aggregate Bond Index -- is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

    (p) NASDAQ Industrial Index -- is composed of more than 3,000 industrial issues. Ifmis a value-weighted index calculated on price change only and does not include income.

    (q) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 36% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

    (r) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    (s) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

    (t) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

    (u) Consumer Price Index (or cost of Living Index), published by the United States Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

    (v) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

    (w) Savings and Loan Historical Interest Rates -- as published in the United States Savings & Loan League Fact Book.

    (x) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers Inc. and Bloomberg L.P.

    (y) The MSCI Combined Far East Free ex-Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex-Japan Index at 20% of its market capitalization.

    (z) CS First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

    (bb) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, New Zealand, the Far East, Canada and the United States.

    (cc) Morgan Stanley Capital International Emerging Markets Global Latin American Index -- An unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. (Assumes reinvestment of dividends.)

    (dd) IFC Global Total Return Composite Index -- An unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

    (ee) EMBI+ -- Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $98 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

    (ff) The MSCI Latin America Global Index -- is a broad-based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (Assumes reinvestment of dividends).

    (gg) Morgan Stanley Capital International Japan Index -- An unmanaged index of common stocks (assumes dividends reinvested).

    (hh) NAREIT Index -- An unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System, including dividends.

    (ii) Standard & Poor's 400 Mid Cap Index -- The Standard and Poor's Midcap 400 is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the medium market capitalization is approximately $700 million.

    (jj) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately $1.3 billion.

    In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Company's Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Company to calculate its performance. In addition, there can be no assurance that the Company will continue this performance as compared to such other averages.

GENERAL PERFORMANCE INFORMATION

    Each Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

    From time to time, a Fund's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

    Fund advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

    The Funds may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

    The Funds may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley or its affiliates; and the portfolio managers' goals, strategies and investment techniques.

    The Funds' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Funds may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Funds' shareholder reports (including the investment composition of a Fund), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.

    The Funds may quote various measures of volatility and benchmark correlation in advertising. The Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

    The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

    From time to time marketing materials may provide a portfolio manager update, an adviser update and discuss general economic conditions and outlooks. The Funds' marketing materials may also show each Fund's asset class diversification, top five sector holdings and ten largest holdings. Materials may also mention how the Adviser believes the Fund compares relative to other funds advised by the Adviser or distributed by the Distributor. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which examined investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless if shareholders purchased their fund in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Funds will also be marketed on the Internet.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The Company's Articles of Incorporation permit the Directors to issue 27.375 billion shares of common stock, par value $.001 per share, from an unlimited number of Funds. Currently the Company is authorized to offer shares of twenty-two Funds, nineteen of which have Class A, Class B and Class C shares.

    The shares of each Fund of the Company are fully paid and non-assessable, and, except as described in the Prospectuses, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund of the Company have no pre-emptive rights. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share owned (and a fractional vote for each fractional share owned), then standing in his name on the books of the Company.

DIVIDENDS AND DISTRIBUTIONS

    The Company's policy is to distribute substantially all of each Fund's net investment income, if any. Each Fund may choose to make sufficient distributions of net capital gains to avoid liability for federal excise tax. A Fund will not be subject to federal income tax on capital gains or ordinary income distributed to shareholders so long as it qualifies as a RIC (see discussion under "Dividends and Distributions" and "Taxes" in the Prospectus). However, the Company may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or distributions cannot be predicted.

    Any dividend or distribution paid shortly after an investor purchases shares of an Non-Money Market Fund will reduce the per share net asset value of that Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes to shareholders subject to taxes as set forth in the Prospectus.

    As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions of a Fund are automatically reinvested in additional shares of that Fund at net asset value as of the business day following the record date. This reinvestment policy will remain in effect until the shareholder notifies the Transfer Agent in writing at least three days prior to a record date that the shareholder has elected either the Income Option (income dividends in cash and distributions in additional shares at net asset value) or the Cash Option (both income dividends and distributions in cash). No initial sales charge or CDSC is imposed on shares of any of the Funds, including the Non-Money Funds, that are purchased through the automatic reinvestment of dividends and distributions of a Fund.

    Each Fund generally will be treated as a separate corporation (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains of any Fund, whether or not distributed to investors, cannot be offset against net capital losses of any other Fund.

CUSTODY ARRANGEMENTS

    Chase serves as the Company's domestic custodian except with respect to the Money Market Funds. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Company's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Company in accordance with Rule 17f-5 adopted by the SEC under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley, Dean Witter, Discover & Co. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Company, and the reputation of the institution in the particular country or region. PNC Bank, N.A. serves as the Company's custodian for each of the Money Market Funds.

                     DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

    EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS:

    AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C -- The rating C is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

    DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group.

    DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

    EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTES ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-1 -- strong capacity to pay principal and interest.

    DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATING: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

    WITH RESPECT TO RATINGS BY IBCA LTD., the designation A1 by IBCA, Ltd. indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

II.  DESCRIPTION OF UNITED STATES GOVERNMENT SECURITIES

    The term "United States Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

    United States Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and United States Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the United States Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the United States Government.

    Some of the United States Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

    An instrumentality of the United States Government is a Government agency organized under federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
COMMON STOCKS (92.3%)
  AUSTRALIA (1.2%)
       9,600   Amcor Ltd........................................  $     64
       5,200   Australian Gas Light Co., Ltd....................        31
      14,200   Australian National Industries Ltd...............        17
      18,524   Boral Ltd........................................        58
       3,500   Brambles Industries Ltd..........................        69
      28,159   Broken Hill Proprietary Ltd......................       414
       8,110   Burns, Philip & Co., Ltd.........................        15
       7,386   Coca-Cola Amatil Ltd.............................        96
      16,181   Coles Myer Ltd...................................        84
       4,800   CRA Ltd..........................................        82
   (a)10,550   Crown Ltd........................................        17
      16,300   CSR Ltd..........................................        63
      27,800   Fosters Brewing Corp.............................        52
      18,051   General Property Trust...........................        36
       9,255   Gio Australia Holdings Ltd.......................        29
      18,537   Goodman Fielder Ltd..............................        27
       4,900   ICI Australia Ltd................................        48
    (a)3,600   Leighton Holdings Ltd............................        18
       3,926   Lend Lease Corp., Ltd............................        83
      24,389   MIM Holdings Ltd.................................        36
      20,137   National Australia Bank Ltd......................       289
       4,346   Newcrest Mining Ltd..............................        12
      27,757   News Corp., Ltd..................................       133
      23,154   Normandy Mining Ltd..............................        26
      11,449   North Broken Hill Peko Ltd.......................        44
      13,200   Pacific Dunlop Ltd...............................        39
      14,000   Pioneer International Ltd........................        54
       3,300   Plutonic Resources Ltd...........................        10
       2,900   Renison Goldfields Consolidated Ltd..............        11
      10,012   Santos Ltd.......................................        42
       3,000   Smith (Howard) Ltd...............................        29
       1,800   Sons of Gwalia Ltd...............................         7
       9,499   Southcorp Holdings Ltd...........................        36
       4,800   Tabcorp Holdings Ltd.............................        26
       1,098   Westfield Trust..................................         2
      25,100   Westpac Banking Corp. Ltd........................       151
      14,690   WMC Ltd..........................................        93
                                                                  --------
                                                                     2,343
                                                                  --------
  CANADA (4.5%)
       5,800   Abitibi-Consolidated, Inc........................       104
       4,600   Agrium, Inc......................................        53
       6,800   Alcan Aluminum Ltd...............................       233
       2,100   Avenor, Inc......................................        41
       8,200   Bank of Montreal.................................       320
       7,500   Bank of Nova Scotia..............................       329
      13,200   Barrick Gold Corp................................       287
      20,100   BCE, Inc.........................................       559
      10,300   Bombardier, Inc., 'A'............................       233
       4,300   CAE Inc..........................................        34
       1,800   Cameco Corp......................................        68
      12,900   Canadian Imperial Bank of Commerce...............       325
    (a)3,700   Canadian Natural Resources Ltd...................        96
       4,900   Canadian Occidental Petroleum Ltd................       110
      10,800   Canadian Pacific, Ltd............................       307
       2,900   Canadian Tire Corp., 'A'.........................        57
       2,900   Cominco Ltd......................................        77
    (a)2,300   Corel Corp.......................................        15
       1,900   Cott Corp........................................        20

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       3,200   Dofasco, Inc.....................................  $     61
       5,000   Domtar, Inc......................................        44
       4,900   Echo Bay Mines Ltd...............................        27
       1,700   George Weston Ltd................................       109
    (a)7,700   Gulf Canada Resources, Ltd.......................        63
       7,600   Imasco, Ltd......................................       220
       5,200   Imperial Oil Ltd.................................       266
       5,000   Inco Ltd.........................................       149
       1,800   IPL Energy, Inc..................................        60
       9,000   Laidlaw, Inc. 'B'................................       124
       2,200   Loewen Group, Inc................................        76
       4,900   MacMillan Bloedel Ltd............................        67
       2,200   Magna International, Inc., 'A'...................       132
       6,000   Methanex Corp....................................        56
       2,500   Molson Companies Ltd., 'A'.......................        42
       3,500   Moore Corp. Ltd..................................        69
    (a)4,900   Newbridge Networks Corp..........................       210
       7,600   Noranda, Inc.....................................       164
       4,100   Norcen Energy Resources Ltd......................        98
       7,600   Northern Telecom Ltd.............................       685
      17,000   Nova Corp........................................       145
       9,800   Petro............................................       159
       7,400   Placer Dome, Inc.................................       120
       1,700   Potash Corp. of Saskatchewan Inc.................       128
       4,200   Power Corp. of Canada............................       103
    (a)4,100   Provigo, Inc.....................................        23
       4,300   Ranger Oil Ltd...................................        40
    (a)4,100   Renaissance Energy Ltd...........................       114
    (a)4,100   Repap Enterprises, Inc...........................         2
    (a)6,000   Rogers Communication, Inc., 'B'..................        38
       9,700   Royal Bank of Canada.............................       439
    (a)4,100   Talisman Energy, Inc.............................       126
       3,700   Teck Corp., 'B'..................................        75
      11,100   The Seagram Co., Ltd.............................       446
      18,000   Thomson Corp.....................................       415
       7,500   Transcanada Pipelines, Ltd.......................       151
       3,900   Westcoast Energy, Inc............................        71
                                                                  --------
                                                                     8,585
                                                                  --------
  FRANCE (4.3%)
         693   Accor S.A........................................       104
       2,750   Alcatel Alsthom..................................       345
       5,324   AXA S.A..........................................       331
       3,902   Banque Nationale de Paris RFD....................       161
       2,077   Banque Paribas...................................       144
         750   BIC..............................................       123
         702   Bouygues.........................................        58
      (a)482   Canal Plus.......................................        94
         810   Carrefour S.A....................................       589
       1,700   Casino Guichard Perrachon........................        84
          25   Chargeurs International S.A......................         1
         500   Cie Bancaire S.A.................................        64
       1,867   Cie de Saint-Gobain..............................       272
      67,520   Cie de Suez S.A..................................       166
       2,073   Cie Generale des Eaux............................       266
       5,650   Elf Aquitaine....................................       610
         750   Eridania Beghin-Say S.A..........................       112
         250   Essilor International............................        67
       1,568   Groupe Danone RFD................................       259
       1,239   Havas S.A........................................        89
       1,907   L'Air Liquide....................................       303

                                                         -----------------------
                                                                    47
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  FRANCE (CONT.)
    (a)1,342   L'Oreal..........................................  $    566
       2,243   Lafarge Coppee S.A...............................       140
         585   Legrand S.A......................................       103
       1,905   LVMH Moet Hennessy Louis Vuitton.................       512
       1,231   Lyonnaise des Eaux S.A...........................       124
       3,287   Michelin (C.G.D.E.) 'B'..........................       197
          25   Pathe S.A........................................         5
       1,325   Pernod-Ricard....................................        68
         430   Pinault S.A......................................       207
         440   Promodes.........................................       171
       1,155   PSA Peugeot Citroen S.A..........................       112
       6,762   Rhone-Poulenc S.A. 'A'...........................       276
          60   Sagem............................................        30
       2,036   Sanofi S.A.......................................       200
       2,997   Schneider S.A....................................       160
         729   Simco S.A........................................        58
     (a,d)30   Simco S.A. (New).................................         2
          65   Societe Eurafrance S.A...........................        27
       1,589   Societe Generale.................................       177
         125   Sodexho S.A......................................        64
       2,608   Thomson CSF S.A..................................        67
       4,705   Total S.A. 'B'...................................       476
       5,590   Usinor Sacilor...................................       101
         680   Worms et Compagnie...............................        40
                                                                  --------
                                                                     8,125
                                                                  --------
  GERMANY (5.1%)
         900   adidas AG........................................       101
      (a)850   Agiv AG..........................................        19
       4,500   Allianz AG.......................................       962
          50   AMB Aachener & Muenchener
                 Beteiligungs AG................................        45
      10,700   BASF AG..........................................       395
      13,600   Bayer AG.........................................       524
       4,550   Bayerische Hypotheken Bank AG....................       138
       4,750   Bayerische Vereinsbank AG........................       195
    (a)1,600   Beiersdorf AG....................................        86
      (a)900   Bilfinger & Berger Bau AG........................        38
         150   Brau und Brunnen AG..............................        12
         550   CKAG Colonia Konz AG.............................        52
       1,750   Continental AG...................................        44
       9,200   Daimler-Benz AG..................................       749
       2,000   Degussa AG.......................................       106
       9,200   Deutsche Bank AG.................................       540
      38,770   Deutsche Telekom AG..............................       953
       8,050   Dresdner Bank AG.................................       282
         850   Heidelberger Zement AG...........................        82
       1,650   Hochtief AG......................................        74
         200   Karstadt AG......................................        72
    (a)1,150   Kloeckner-Humboldt-Deutz AG......................        11
         200   Linde AG.........................................       155
       6,950   Lufthansa AG.....................................       134
         250   MAN AG...........................................        78
         650   Mannesmann AG....................................       290
       2,923   Merck KGAA.......................................       127
    (a)1,860   METRO AG.........................................       203
         153   Muenchener Rueckversicherungs (Registered).......       434
         300   Preussag AG......................................        88
       6,100   RWE AG...........................................       262
       1,110   SAP AG...........................................       223

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       1,350   Schering AG......................................  $    145
      10,300   Siemens AG.......................................       617
       (a)50   Starbag AG.......................................         5
         750   Thyssen AG.......................................       180
       9,050   VEBA AG..........................................       511
         550   Viag AG..........................................       251
      (a)128   Viag AG RFD......................................        59
         550   Volkswagen AG....................................       417
                                                                  --------
                                                                     9,659
                                                                  --------
  HONG KONG (2.0%)
   (a)10,000   Applied International Holdings Ltd...............         1
      22,600   Bank of East Asia Ltd............................        94
      52,000   Cathay Pacific Airways Ltd.......................       108
      37,000   Cheung Kong Holdings Ltd.........................       365
      39,500   China Light & Power Co. Ltd......................       224
      28,000   Chinese Estate Holdings Ltd......................        26
      11,200   Giordano Holdings Ltd............................         8
      22,000   Hang Lung Development Corp.......................        40
      31,100   Hang Seng Bank Ltd...............................       443
      58,697   Hong Kong & China Gas Co.........................       117
       3,200   Hong Kong Aircraft Engineering Co., Ltd..........        12
      22,500   Hong Kong Shanghai Hotels........................        36
     187,200   Hong Kong Telecomunications Ltd..................       447
      70,000   Hopewell Holdings Ltd............................        44
      61,000   Hutchison Whampoa Ltd............................       528
      17,000   Hysan Development Co.............................        50
       7,000   Johnson Electric Holdings Ltd....................        21
       8,000   Miramar Hotel Investment Ltd.....................        15
      30,133   New World Development Co., Ltd...................       180
      26,000   Oriental Press Goup..............................        11
       7,000   Peregrine Investment Holdings....................        14
      28,000   Shangri-La Asia Ltd..............................        34
      22,961   Shun Tak Holdings Ltd............................        14
      30,000   South China Morning Post.........................        29
      13,000   Stelux Holdings Ltd..............................         3
      38,000   Sun Hung Kai Properties Ltd......................       457
      25,500   Swire Pacific Ltd. 'A'...........................       230
       8,000   Television Broadcasting Ltd......................        36
      37,000   Wharf Holdings Ltd...............................       160
       6,000   Windsor Industrial...............................         2
       4,300   Wing Lung Bank...................................        27
                                                                  --------
                                                                     3,776
                                                                  --------
  ITALY (2.8%)
      25,672   Assicurazioni Generali S.p.A.....................       467
      40,300   Banca Commerciale Italiana.......................        83
      15,900   Banco Ambrosiano Veneto..........................        46
       5,660   Benetton Group S.p.A.............................        90
       4,700   Cartiere Burgo S.p.A.............................        26
      71,000   Credito Italiano S.p.A...........................       130
      19,000   Edison S.p.A.....................................        95
     222,000   Ente Nazionale Idrocarburi S.p.A.................     1,257
       4,500   Falck............................................        17
      93,300   Fiat S.p.A.......................................       336
      20,700   Fiat S.p.A. Di Risp NCS..........................        39
   (a)11,000   Impreglio S.p.A..................................         7
      24,600   Istituto Bancario San Paolo di Torina S.p.A......       179
      17,950   Istituto Mobiliare Italiano S.p.A................       162
     118,200   Istituto Nazionale delle Assicurazioni (INA).....       180
       6,800   Italcementi S.p.A................................        42

--------------
          48
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  ITALY (CONT.)
       4,650   Italcementi S.p.A. NCS...........................  $     11
      19,400   Italgas..........................................        63
       6,565   La Rinascente S.p.A..............................        36
      14,000   Magneti Marelli S.p.A............................        24
      33,500   Mediaset S.p.A...................................       142
      14,050   Mediobanca S.p.A.................................        85
   (a)83,108   Montedison S.p.A.................................        55
   (a)28,900   Montedison S.p.A. Di Risp NCS....................        19
  (a)100,750   Olivetti Group...................................        29
      44,640   Parmalat Finanziaria S.p.A.......................        63
      45,000   Pirelli S.p.A....................................       111
       8,301   R.A.S............................................        66
       4,100   S.A.I............................................        32
       2,300   Sasib S.p.A......................................         8
       8,500   Sirti S.p.A......................................        49
      21,000   Snia BPD S.p.A...................................        19
      42,500   Telecom Italia Di Risp S.p.A.....................        84
     182,800   Telecom Italia Mobile S.p.A......................       592
      45,000   Telecom Italia Mobile S.p.A......................        80
     179,200   Telecom Italia S.p.A.............................       537
                                                                  --------
                                                                     5,261
                                                                  --------
  JAPAN (16.1%)
       1,580   Advantest Corp...................................       121
      20,000   Ajinomoto Co., Inc...............................       215
   (a)12,000   Aoki Corp........................................        14
       1,600   Aoyama Trading Co., Ltd..........................        51
      39,000   Asahi Bank Ltd...................................       332
      12,000   Asahi Breweries Ltd..............................       179
      36,000   Asahi Chemical Industry Co., Ltd.................       215
      34,000   Asahi Glass Co...................................       338
      70,000   Bank of Tokyo-Mitsubishi.........................     1,405
      12,000   Bridgestone Corp.................................       279
      15,000   Canon, Inc.......................................       408
       7,000   Casio Computer Co., Ltd..........................        61
      19,000   Chiba Bank Ltd...................................       113
      12,000   Chugai Pharmaceutical Ltd........................       108
      14,000   Dai Nippon Printing Co., Ltd.....................       317
      13,000   Daiei, Inc.......................................        83
      12,000   Daikin Industries Ltd............................       109
      12,000   Daiwa House Industry.............................       147
      24,000   Daiwa Securities Co., Ltd........................       189
          70   East Japan Railway Co............................       359
       8,000   Ebara Corp.......................................       120
       5,100   Fanuc Co.........................................       196
      42,000   Fuji Bank........................................       631
       7,000   Fuji Photo Film Ltd..............................       282
      31,000   Fujitsu Ltd......................................       430
       9,000   Furukawa Electric................................        57
      16,000   Hankyu Corp......................................        88
      12,000   Hazama-Gumi......................................        25
      60,000   Hitachi Ltd......................................       670
      16,000   Honda Motor Co...................................       482
      38,000   Industrial Bank of Japan.........................       590
       7,000   Ito-Yokado Co., Ltd..............................       406
      37,000   Japan Airlines Co................................       168
      30,000   Japan Energy Corp................................        79
      13,000   Joyo Bank........................................        72
       6,000   Jusco Co.........................................       203

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      24,000   Kajima Corp......................................  $    141
      15,900   Kansai Electric Power Co.........................       307
      22,000   KAO Corp.........................................       305
      19,000   Kawasaki Steel Corp..............................        62
      29,000   Kinki Nippon Railway.............................       177
      24,000   Kirin Brewery Co., Ltd...........................       249
      24,000   Komatsu Ltd......................................       195
      36,000   Kubota Corp......................................       176
      24,000   Kumagai Gumi Co. Ltd.............................        40
       3,600   Kyocera Corp.....................................       286
      12,000   Kyowa Hakko Kogyo................................        90
      36,000   Marubeni Corp....................................       163
       3,000   Marui Co.........................................        56
      36,000   Matsushita Electric Industries Ltd...............       726
      36,000   Mitsubishi Chemical Corp.........................       118
      33,000   Mitsubishi Corp..................................       412
      42,000   Mitsubishi Electric Corp.........................       235
      26,000   Mitsubishi Estate Co., Ltd.......................       377
      65,000   Mitsubishi Heavy Industries Ltd..................       499
      24,000   Mitsubishi Materials Corp........................        96
      22,000   Mitsubishi Trust & Banking Corp..................       348
      36,000   Mitsui & Co......................................       346
      24,000   Mitsui Engineering & Shipbuilding Co., Ltd.......        52
      19,000   Mitsui Fudosan Co., Ltd..........................       262
      18,000   Mitsui Trust & Banking Corp......................       136
      13,000   Mitsukoshi Ltd...................................        93
       4,000   Murata Manufacturing Co., Ltd....................       159
    (a)8,000   Mycal Corp.......................................       115
      21,000   NEC Corp.........................................       293
      12,000   NGK Insulators Ltd...............................       132
      15,000   Nippon Denko Co., Ltd............................       359
       9,000   Nippon Express Co., Ltd..........................        72
      12,000   Nippon Fire & Marine Insurance Co................        65
      12,000   Nippon Light Metal Co............................        44
      12,000   Nippon Meat Packers, Inc.........................       155
      34,000   Nippon Oil Co....................................       186
     133,000   Nippon Steel Corp................................       425
         179   Nippon Telegraph & Telephone ADR.................     1,719
      36,000   Nippon Yusen Kabushiki Kaisha....................       140
      45,000   Nissan Motor Co., Ltd............................       349
      70,000   NKK Corp.........................................       150
      31,000   Nomura Securities Co., Ltd.......................       428
      14,000   Odakyu Electric Railway Co.......................        83
      24,000   OJI Paper Co., Ltd...............................       149
      53,000   Osaka Gas Co.....................................       152
      12,000   Penta-Ocean Construction.........................        39
       4,000   Pioneer Electronic Corp..........................        97
       1,000   Rohm Co..........................................       103
      47,000   Sakura Bank Ltd..................................       360
       9,000   Sankyo Co., Ltd..................................       302
      36,000   Sanyo Electric Co., Ltd..........................       162
       3,000   Secom Co.........................................       220
       2,300   Sega Enterprises Ltd.............................        76
      12,000   Sekisui House Ltd................................       121
      24,000   Sharp Corp.......................................       331
       3,000   Shimano, Inc.....................................        63
       5,000   Shin-Etsu Chemical Co............................       133
      17,000   Shinizu Corp.....................................       102
       5,000   Shiseido Co., Ltd................................        83
      16,000   Shizuoka Bank....................................       183

                                                         -----------------------
                                                                    49
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  JAPAN (CONT.)
   (a)24,000   Showa Denko K.K..................................  $     63
       5,500   Sony Corp........................................       480
      47,000   Sumitomo Bank....................................       771
      48,000   Sumitomo Chemical Co.............................       217
      24,000   Sumitomo Corp....................................       228
      16,000   Sumitomo Electric Industries.....................       268
       5,000   Sumitomo Forestry................................        55
      43,000   Sumitomo Metal Industries........................       122
      11,000   Sumitomo Metal Mining Co.........................        78
      12,000   Sumitomo Osaka Cement Co., Ltd...................        38
      24,000   Taisei Corp., Ltd................................       111
       7,000   Taisho Pharmaceutical Co.........................       189
      15,000   Takeda Chemical Industries.......................       422
      24,000   Teijin Ltd.......................................       113
      16,000   Tobu Railway Co..................................        74
       8,600   Tohoku Electric Power............................       153
      36,000   Tokai Bank.......................................       371
      36,000   Tokio Marine & Fire Insurance Co.................       471
      22,200   Tokyo Electric Power Co..........................       467
       1,000   Tokyo Electron Ltd...............................        48
      48,000   Tokyo Gas Co.....................................       133
      20,000   Tokyu Corp.......................................       124
      16,000   Toppan Printing Co., Ltd.........................       251
      36,000   Toray Industries, Inc............................       257
      12,300   Toto Ltd.........................................       151
      24,000   Toyobo Ltd.......................................        64
      52,000   Toyota Motor Corp................................     1,534
      24,000   Ube Industries Ltd...............................        70
      24,000   Yamaichi Securities..............................        71
      22,000   Yasuda Trust & Banking...........................        84
                                                                  --------
                                                                    30,517
                                                                  --------
  KOREA (0.7%)
       4,440   Cho Hung Bank Co.................................        30
    (a)3,990   Commericial Bank of Korea........................        21
       3,080   Daewoo Corp......................................        25
       9,650   Daewoo Heavy Industries..........................        79
    (a)1,330   Daewoo Securities, Co............................        24
         980   Dong-Ah Construction Industrial Co...............        19
    (a)4,530   Hanil Bank.......................................        25
    (a)1,366   Hyundai Engineering & Construction Co. RFD.......        35
    (d)1,090   Hyundai Motor Co., Ltd...........................        36
      13,650   Korea Electric Power Corp........................       407
       4,100   Korea First Bank.................................        17
    (a,d)100   Korea Mobile Telecommunications Corp.
                 (Foreign)......................................        75
        (d)3   Korea Mobile Telecommunications Corp.............         2
       2,100   L.G. Chemical Ltd................................        29
    (d)2,550   Pohang Iron & Steel Ltd..........................       261
       1,600   Samsung Corp.....................................        22
      (d)670   Samsung Display Devices Co.......................        37
    (d)1,900   Samsung Electronics Co...........................       213
         260   Tong Yang Cement Co..............................         5
       2,009   Yukong Ltd.......................................        49
                                                                  --------
                                                                     1,411
                                                                  --------
  NETHERLANDS (1.5%)
      11,500   ABN-Amro Holdings N.V............................       214
         700   Akzo Nobel N.V...................................        96
       5,800   Elsevier N.V.....................................        97

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
         350   Heineken N.V.....................................  $     60
       7,011   ING Groep N.V....................................       323
         813   KLM Royal Dutch Airlines N.V.....................        25
       1,251   Koninklijke Ahold N.V............................       106
         287   Koninklijke Hoogovens............................        16
         900   Koninklijke KNP BT...............................        20
       9,213   Koninklijke PTT Nederland N.V....................       362
         200   Nedlloyd Groep N.V...............................         6
       2,900   Phillips Electronics N.V.........................       208
      18,800   Royal Dutch Petroleum N.V........................       979
         296   Stork N.V........................................        12
       1,400   Unilever N.V.....................................       295
         640   Wolters Kluwer N.V...............................        78
                                                                  --------
                                                                     2,897
                                                                  --------
  SINGAPORE (1.8%)
   (d)11,000   Amcol Holdings Ltd...............................        --
      35,000   City Developments Ltd............................       343
    (a)4,000   Creative Technology Ltd..........................        69
      10,000   Cycle & Carriage Ltd.............................       104
      41,000   DBS Land Ltd.....................................       130
      21,000   Development Bank of Singapore....................       264
      13,000   First Capital Corp...............................        34
      13,200   Fraser & Neave Ltd...............................        94
      25,000   Hai Sun Hup Group Ltd............................        18
      21,000   Hotel Properties Ltd.............................        36
       9,000   Inchcape Bhd.....................................        32
       5,000   Jurong Shipyard Ltd..............................        22
   (a)32,000   Keppel Corp......................................       142
    (a)2,750   Keppel Corp. 'A'.................................        12
       5,000   Metro Holdings Ltd...............................        16
      15,000   NatSteel Ltd.....................................        38
      38,000   Neptune Orient Lines Ltd.........................        34
      37,920   Oversea-Chinese Banking Corp.....................       392
       6,000   Overseas Union Enterprise Ltd....................        28
      14,000   Parkway Holdings Ltd.............................        63
       3,000   Robinson & Co. Ltd...............................        16
       6,600   Shangri-La Hotel Ltd.............................        20
      39,000   Singapore Airlines Ltd. (Foreign)................       349
       8,600   Singapore Press Holdings (Foreign)...............       173
      32,000   Singapore Technologies Industrial Corp...........        82
     270,000   Singapore Telecommunications Ltd.................       499
      15,000   Straits Trading Co., Ltd.........................        33
      63,000   United Industrial Corp. Ltd......................        48
      36,000   United Overseas Bank Ltd. (Foreign)..............       370
      24,000   United Overseas Land Ltd.........................        32
                                                                  --------
                                                                     3,493
                                                                  --------
  SPAIN (3.0%)
         340   Acerinox S.A.....................................        64
       4,800   Argentaria S.A...................................       269
       7,820   Autopistas Concesionaria Espanola S.A............       106
       8,000   Banco Bilbao Vizcaya (Registered)................       650
       6,100   Banco Central Hispanoamericano S.A...............       223
      21,900   Banco Santander S.A..............................       675
         400   Corporacion Financiera Alba S.A..................        51
         849   Corporacion Mapfre S.A...........................        45
       1,550   Dragados y Construcciones S.A....................        32
       1,300   Ebro Agricolas, Compania de Alimentacion S.A.....        25
         550   Empresa Nacional de Cellulosas S.A...............        10
      10,000   Empresa Nacional de Electricidad S.A.............       840

--------------
          50
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  SPAIN (CONT.)
         317   Energia y Indsutrias Aragonesas..................  $      2
    (a)4,700   Ercros S.A.......................................         5
         400   Fomento de Construcciones y Contratas S.A........        51
       1,300   Gas Natural SDG 'E'..............................       284
      (a)200   Gines Navarro Construction Co....................         4
      35,300   Iberdrola S.A....................................       446
         625   Inmobiliaria Metropolitana Vasco Central S.A.....        23
         200   Portland Vaderrivas S.A..........................        16
      11,600   Repsol S.A.......................................       491
       1,591   Sociedade General de Aguas
                 de Barcelona S.A...............................        65
       (a)44   Sociedade General de Aguas de Barcelona, S.A.
                 RFD............................................         2
       1,000   Tabacalera S.A. 'A'..............................        54
      34,600   Telefonica de Espana.............................     1,001
       8,100   Union Electrica Fenosa S.A.......................        74
       2,400   Uralita S.A......................................        27
       1,376   Vallehermoso S.A.................................        37
         650   Viscofan Industria Navarra de Envolturas
                 Celulosicas S.A................................        15
         348   Zardoya-Otis S.A.................................        46
                                                                  --------
                                                                     5,633
                                                                  --------
  SWEDEN (1.9%)
      19,000   ABB AB 'A'.......................................       267
       1,300   AGA AG 'A'.......................................        18
       3,000   AGA AG 'B'.......................................        40
      36,266   Astra AB 'A'.....................................       675
       4,450   Atlas Copco AB 'A'...............................       116
       1,700   Electrolux AB 'B'................................       123
         900   Esselte AB 'A'...................................        21
      (a)850   Granges AB.......................................        11
       5,000   Hennes & Mauritz AB 'B'..........................       179
         100   Scancem AB.......................................         4
       2,100   Securitas AB, 'B'................................        59
       2,700   Skandia Group Forsakrings AB.....................        99
      12,700   Skandinaviska Enskilda Banken, 'A'...............       137
       3,000   Skanska AB, 'B'..................................       133
       3,000   SKF AB 'B'.......................................        78
       7,350   Stora Kopparbergs Bergslags Aktiebolag...........       119
       4,600   Svenska Cellulosa AB, 'B'........................        98
       5,000   Svenska Handelsbanken 'A'........................       160
      11,300   Swedish Match AB.................................        38
      22,100   Telefonaktiebolaget LM Ericsson..................       870
       3,200   Trelleborg AB, 'B'...............................        52
       9,400   Volvo AB, 'B'....................................       252
                                                                  --------
                                                                     3,549
                                                                  --------
  SWITZERLAND (2.1%)
         180   Adia S.A. (Bearer)...............................        69
          60   Alusuisse-Lonza Holding AG (Registered)..........        62
          95   BBC Brown Boveri AG (Bearer).....................       144
       1,850   CS Holding AG (Registered).......................       238
           5   Georg Fischer AG (Bearer)........................         7
          65   Holderbank Financiere Glaris AG, 'B' (Bearer)....        61
       (a)65   Merkur Holding AG (Registered)...................        14
         385   Nestle S.A. (Registered).........................       508
         630   Novartis AG (Registered).........................     1,007
          16   Roche Holding AG (Bearer)........................       220
          69   Roche Holding AG-Genusshein......................       624

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
         145   Schweizerische Rueckversicherungs-Gesellschaft
                 (Registered)...................................  $    205
          55   SMH AG (Bearer)..................................        31
          20   Societe Generale de Surveillance Holding S.A.
                 (Bearer).......................................        43
          40   Sulzer AG (Registered)...........................        34
      (a)750   Swiss Bank Corp. (Registered)....................       201
          35   SwissAir AG (Registered).........................        39
         205   Union Bank of Switzerland (Bearer)...............       234
         200   Union Bank of Switzerland (Registered)...........        46
         465   Zuerich Versicherungs-Gesellschaft
                 (Registered)...................................       185
                                                                  --------
                                                                     3,972
                                                                  --------
  UNITED KINGDOM (7.3%)
      18,200   Abbey National plc...............................       249
      11,665   Argyll Group plc.................................        67
       9,100   Arjo Wiggins Appleton plc........................        27
       6,500   Associated British Foods plc.....................        56
      22,589   Barclays plc.....................................       448
      14,300   Bass plc.........................................       175
      40,266   B.A.T Industries plc.............................       360
      57,200   BG plc...........................................       210
       9,127   BICC plc.........................................        27
      16,856   Blue Circle Industries plc.......................       120
       9,055   BOC Group plc....................................       157
      14,300   Boots Co. plc....................................       168
       9,100   BPB Industries plc...............................        49
       6,468   British Aerospace plc............................       144
      15,628   British Airways plc..............................       178
      74,927   British Petroleum Co. plc........................       932
      20,800   British Sky Broadcasting Group plc...............       152
      26,000   British Steel plc................................        65
      75,400   British Telecommunications plc...................       560
      54,606   BTR plc..........................................       187
       3,856   Burmah Castrol plc...............................        65
      32,462   Cable & Wireless plc.............................       297
      14,335   Cadbury Schweppes plc............................       128
       9,360   Caradon plc......................................        31
   (a)57,200   Centrica plc.....................................        70
      11,671   Coats Viyella plc................................        24
       9,056   Commercial Union plc.............................        95
       6,500   Courtaulds plc...................................        37
       1,272   De La Rue plc....................................         8
      37,700   General Electric plc.............................       225
       7,767   GKN plc..........................................       133
      41,600   Glaxo Wellcome plc...............................       861
       9,090   Granada Group plc................................       120
      28,572   Grand Metropolitan plc...........................       275
      15,600   Great Universal Stores plc.......................       158
      10,369   Guardian Royal Exchange plc......................        47
      28,600   Guinness plc.....................................       280
    (a)7,768   Hanson plc.......................................        39
      16,900   Harrisons & Crosfield plc........................        31
      28,570   HSBC Holdings plc................................       847
      11,700   Imperial Chemical Industries plc.................       163
      15,613   Ladbroke Group plc...............................        61
      10,400   Land Securities plc..............................       147
      10,400   Lasmo plc........................................        45
      15,600   Legal & General Group plc........................       106
      71,500   Lloyds TSB Group plc.............................       735

                                                         -----------------------
                                                                    51
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED KINGDOM (CONT.)
      10,418   Lonrho plc.......................................  $     22
      45,500   Marks & Spencer plc..............................       377
       7,800   MEPC plc.........................................        64
      18,200   National Power plc...............................       158
       9,098   North West Water plc.............................       100
      10,757   Peninsular & Oriental Steam Navigation Co........       107
      19,478   Pilkington plc...................................        45
      26,009   Prudential Corp. plc.............................       254
      11,700   Rank Organization plc............................        74
       7,751   Redland plc......................................        44
      18,200   Reed International plc...........................       176
      22,100   Reuters Holdings plc.............................       233
       7,800   Rexam plc........................................        33
       3,900   RMC Group plc....................................        63
      18,212   Royal & Sun Alliance Insurance Group plc.........       135
       6,454   Royal Bank of Scotland plc.......................        60
      15,760   RTZ Corp. plc (Registered).......................       275
      20,772   Sainsbury (J) plc................................       126
       2,600   Schroders plc....................................        71
      12,993   Scottish Power plc...............................        84
      26,000   Sears plc........................................        29
       8,051   Sedwick Group plc................................        17
       6,500   Slough Estates plc...............................        32
      32,448   Smithkline Beecham plc...........................       597
       6,476   Southern Electric plc............................        48
      18,185   Tarmac plc.......................................        38
      10,354   Taylor Woodrow plc...............................        30
      24,742   Tesco plc........................................       153
       9,144   Thames Water plc.................................       105
       6,500   Thorn plc........................................        18
       6,517   Thorne EMI plc...................................       117
       6,466   TI Group plc.....................................        56
       9,100   Unilever plc.....................................       261
      42,892   Vodafone Group plc...............................       209
      11,700   Zeneca Group plc.................................       387
                                                                  --------
                                                                    13,957
                                                                  --------

  UNITED STATES (38.0%)
      13,300   Abbott Laboratories..............................       888
   (a)13,000   Airtouch Communications, Inc.....................       356
       5,800   Aluminum Co. of America..........................       437
      12,000   American Express Co..............................       894
      10,500   American Home Products Corp......................       803
      11,000   American International Group, Inc................     1,643
      29,500   American Telephone & Telegraph Co................     1,034
       9,300   Amoco Corp.......................................       809
    (a)5,800   AMR Corp.........................................       537
    (a)3,600   Applied Material, Inc............................       255
       3,100   Atlantic Richfield Co............................       219
       5,800   Automatic Data Processing, Inc...................       273
      11,710   Banc One Corp....................................       567
      11,700   BankAmerica Corp.................................       755
       1,900   Bankers Trust New York Corp......................       165
      10,800   Bell Atlantic Corp...............................       820
      11,700   BellSouth Corp...................................       543
      13,220   Boeing Co........................................       701
      14,900   Bristol-Myers Squibb Co..........................     1,207
       4,400   Campbell Soup Co.................................       220
       5,800   Caterpillar, Inc.................................       623

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      12,800   Chevron Corp.....................................  $    946
       9,700   Chrysler Corp....................................       318
       5,800   Chubb Corp.......................................       388
       2,300   CIGNA Corp.......................................       408
   (a)10,500   Cisco Systems, Inc...............................       705
       9,500   Citicorp.........................................     1,145
      44,300   Coca-Cola Co.....................................     2,990
      13,600   Columbia HCA/Healthcare Corp.....................       535
      11,700   Consolidated Edison Co. of New York, Inc.........       344
       5,800   Cooper Industries, Inc...........................       289
       5,800   Corning, Inc.....................................       323
       4,100   CSX Corp.........................................       228
       2,900   Deere & Co.......................................       159
       8,600   Dow Chemical Co..................................       749
    (a)2,700   DSC Communications Corp..........................        60
      16,100   Du Pont (EI) de Nemours Co.......................     1,012
      11,700   Duke Power Co....................................       561
       4,400   Dun & Bradstreet Corp............................       116
      11,700   Eastman Kodak Co.................................       898
       2,200   Edison International.............................        55
       9,600   Electronic Data Systems Corp.....................       394
       9,048   Eli Lilly & Co...................................       989
       7,800   Enron Corp.......................................       318
      35,600   Exxon Corp.......................................     2,189
      21,300   Federal National Mortgage Association............       929
       8,100   First Data Corp..................................       356
       5,400   Fleet Financial Group, Inc.......................       342
      11,700   FPL Group, Inc...................................       539
       4,500   Gannett Co., Inc.................................       444
      44,300   General Electric Co..............................     2,896
      18,900   General Motors Corp..............................     1,052
       2,100   General RE Corp..................................       382
       5,800   Goodyear Tire & Rubber Co........................       367
       2,300   H&R Block, Inc...................................        74
      10,850   H.J. Heinz Co....................................       501
      (a)900   Harrah's Entertainment, Inc......................        16
      17,800   Hewlett-Packard Co...............................       997
      11,600   Home Depot, Inc..................................       800
      11,400   Intel Corp.......................................     1,617
      11,100   International Business Machines Corp.............     1,001
       8,800   International Paper Co...........................       427
       6,900   J.C. Penney Co., Inc.............................       360
      18,900   Johnson & Johnson................................     1,217
    (a)2,400   Kmart Corp.......................................        29
       7,222   Lucent Technologies, Inc.........................       520
      14,600   McDonald's Corp..................................       705
      22,100   Merck & Co., Inc.................................     2,287
   (a)20,100   Microsoft Corp...................................     2,540
       7,900   Minnesota Mining & Manufacturing Co..............       806
       9,000   Mobil Corp.......................................       629
       3,500   Monsanto.........................................       151
       5,800   Morgan (J.P.) & Co., Inc.........................       605
       9,700   Motorola, Inc....................................       737
      11,700   NationsBank Corp.................................       755
       4,600   Norfolk Southern Corp............................       464
      12,600   Norwest Corp.....................................       709
    (a)7,200   Novell, Inc......................................        50
       2,500   Nucor Corp.......................................       141
   (a)15,400   Oracle System Corp...............................       776
       9,000   Pacific Gas & Electric Co........................       218

--------------
          52
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  UNITED STATES (CONT.)
      11,300   Pfizer, Inc......................................  $  1,350
      12,300   Philip Morris Cos., Inc..........................       546
       3,600   PPG Industries, Inc..............................       209
      13,600   Procter & Gamble Co..............................     1,921
      11,600   Public Service Enterprise Group, Inc.............       290
       7,200   Rockwell International Corp......................       425
       3,700   Salomon, Inc.....................................       206
      13,243   SBC Communications, Inc..........................       819
       9,300   Schering-Plough Corp.............................       445
      11,700   Sears, Roebuck & Co..............................       629
      17,600   Southern Co......................................       385
      10,600   Sprint Corp......................................       558
       5,800   Suntrust Banks, Inc..............................       319
   (a)10,300   Tele-Communications, Inc., 'A'...................       153
       5,300   Texas Instruments, Inc...........................       446
      11,700   Texas Utilities Co...............................       403
       4,374   The Limited, Inc.................................        89
      11,800   Time Warner, Inc.................................       569
    (a)7,000   Toys `R' Us, Inc.................................       245
       9,133   Travelers, Inc...................................       576
       5,500   Union Pacific Corp...............................       388
    (a)6,600   Viacom, Inc. 'B'.................................       198
      33,200   Wal-Mart Stores, Inc.............................     1,123
      12,609   Walt Disney Co...................................     1,012
       3,400   Warner-Lambert Co................................       422
       1,500   Waste Management Inc.............................        48
       1,700   Wells Fargo & Co.................................       458
      15,600   Westinghouse Electric Corp.......................       361
       6,000   Weyerhaeuser Co..................................       312
       9,000   WMX Technologies, Inc............................       289
       7,100   XEROX Corp.......................................       560
                                                                  --------
                                                                    72,061
                                                                  --------
TOTAL COMMON STOCKS (COST $143,451).............................   175,239
                                                                  --------
PREFERRED STOCKS (0.2%)
  AUSTRALIA (0.0%)
      21,599   News Corp., Ltd..................................        85
                                                                  --------
  GERMANY (0.2%)
       4,150   RWE AG...........................................       145
         776   SAP AG...........................................       160
                                                                  --------
                                                                       305
                                                                  --------
  ITALY (0.0%)
      31,500   Fiat S.p.A.......................................        58
                                                                  --------
  UNITED STATES (0.0%)
      (a)141   Aetna Life & Casualty 'C'........................        13
                                                                  --------
TOTAL PREFERRED STOCKS (COST $410)..............................       461
                                                                  --------
INVESTMENT COMPANIES (5.1%)
  UNITED STATES (5.1%)
(a,g)100,000   Morgan Stanley India Investment Fund, Inc........     1,294
   (g)70,000   Morgan Stanley Africa Investment Fund, Inc.......     1,251
  (g)224,333   Morgan Stanley Asia-Pacific Fund, Inc............     2,355
      92,664   The Korea Fund, Inc..............................     1,367
   (g)95,900   The Latin American Discovery Fund, Inc...........     1,894
   (g)92,853   The Thai Fund, Inc...............................     1,428
                                                                  --------
TOTAL INVESTMENT COMPANIES (COST $9,653)........................     9,589
                                                                  --------

      NO. OF                                                         VALUE
      RIGHTS                                                         (000)
--------------------------------------------------------------------------
RIGHTS (0.0%)
  FRANCE (0.0%)
     (a,d)30   Simco S.A., expiring 7/2/97......................  $     --
                                                                  --------
  ITALY (0.0%)
    (a)4,565   Rinascente S.p.A., expiring 7/23/97..............         1
                                                                  --------
  KOREA (0.0%)
     (a,d)31   Samsung Electronics Co., expiring 7/1/97.........         2
                                                                  --------
  SPAIN (0.0%)
    (a,d)625   Immobiliaria Metropolitana Vasco Central S.A.,
                 expiring 7/26/97...............................        --
                                                                  --------
  SWITZERLAND (0.0%)
       (a)40   Sulzer AG (Resistered), expiring 7/17/97.........        --
                                                                  --------
TOTAL RIGHTS (COST $0)..........................................         3
                                                                  --------

      NO. OF
    WARRANTS
--------------------------------------------------------------------------
WARRANTS (0.0%)
  FRANCE (0.0%)
      (a)320   Casino Guichard Perrachon, expiring 12/31/99.....         5
    (a)2,073   Compagnie Generale des Eaux, expiring 5/2/01.....         1
        (a)5   Sodexho S.A., expiring 6/7/04....................         1
                                                                  --------
                                                                         7
                                                                  --------
  HONG KONG (0.0%)
    (a)2,000   Applied International Holdings Ltd., expiring
                 12/30/99.......................................        --
    (a)4,000   Hong Kong Shanghai Hotels, expiring 10/12/98.....         1
    (a)1,400   Hysan Development Co., expiring 4/30/98..........         1
    (a)5,300   Oriental Press Group, expiring 10/2/98...........        --
    (a)1,230   Peregine Investment Holdings Ltd., expiring
                 5/15/98........................................         1
    (a)4,400   Stelux Holdings International Ltd., expiring
                 2/28/98........................................        --
                                                                  --------
                                                                         3
                                                                  --------
  ITALY (0.0%)
    (a,d)578   La Rinascente S.p.A., expiring 12/31/99..........        --
      (a)420   R.A.S. S.p.A. (Savings Shares), expiring
                 12/31/97.......................................         1
      (a)880   R.A.S. S.p.A., expiring 12/31/97.................         2
                                                                  --------
                                                                         3
                                                                  --------
  SINGAPORE (0.0%)
    (a)6,750   Keppel Land Ltd., expiring 12/12/00..............         6
                                                                  --------
  SWITZERLAND (0.0%)
       (a)45   Roche Holdings, expiring 5/5/98..................         3
                                                                  --------
TOTAL WARRANTS (COST $5)........................................        22
                                                                  --------

      NO. OF
       UNITS
--------------------------------------------------------------------------
UNITS (0.0%)
  AUSTRALIA (0.0%)
   (a)18,212   Westfield Trust (COST $31).......................        37
                                                                  --------

                                                         -----------------------
                                                                    53
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------
CONVERTIBLE DEBENTURES (0.0%)
  FRANCE (0.0%)
   FRF    32   Casino Guichard Perrachon 4.50%, 7/12/01.........  $     16
          29   Sanofi S.A. 4.00%, 1/1/00........................        31
           1   Sodexho S.A. 6.00%, 6/7/04.......................         4
                                                                  --------
                                                                        51
                                                                  --------
  ITALY (0.0%)
  ITL  2,125   Mediobanca S.p.A. 6.00%, 12/31/02................         1
                                                                  --------
TOTAL CONVERTIBLE DEBENTURES (COST $38).........................        52
                                                                  --------
TOTAL FOREIGN & U.S. SECURITIES (97.6%) (COST $153,588).........   185,403
                                                                  --------
SHORT-TERM INVESTMENT (4.7%)
  REPURCHASE AGREEMENT (4.7%)
    UNITED STATES
$      8,897   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $8,898,
                 collateralized by $9,420 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $9,050 (COST
                 $8,897)........................................     8,897
                                                                  --------
TOTAL INVESTMENT IN SECURITIES (102.3%) (COST $162,485).........   194,300
                                                                  --------
FOREIGN CURRENCY (0.3%)
    AUD   18   Australian Dollar................................        14
   ATS     4   Austrian Schilling...............................        --
   GBP     8   British Pound....................................        13
   CAD    67   Canadian Dollar..................................        48
    DEM   82   Deutsche Mark....................................        47
   FRF   540   French Franc.....................................        92
    HKD  213   Hong Kong Dollar.................................        27
  INR 98,939   Indonesian Rupiah................................        41
  ITL    362   Italian Lira.....................................        --
  JPY  8,611   Japanese Yen.....................................        75
   NLG    65   Netherlands Guilder..............................        33
   SGD    12   Singapore Dollar.................................         8
  KRW 18,262   South Korean Won.................................        21
   SEK   329   Swedish Krona....................................        43
   CHF    46   Swiss Franc......................................        32
                                                                  --------
TOTAL FOREIGN CURRENCY (COST $498)..............................       494
                                                                  --------
TOTAL INVESTMENTS (102.6%) (COST $162,983)......................   194,794
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.6%)...................    (4,929)
                                                                  --------
NET ASSETS (100%)...............................................  $189,865
                                                                  ========

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(g)   --  The Fund is advised by an affiliate.
ADR   --  American Depositary Receipt.
NCS   --  Non Convertible Shares.
RFD   --  Ranked for Dividend.

--------------
          54
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                             IN EXCHANGE
TO DELIVER     VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
   (000)       (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
-----------  ---------  -----------  -------------  ---------  -----------------
$        9   $       9      7/1/97    ESP    1,393  $      10      $       1
JPY  3,492          31      7/1/97   $          30         30             (1)
$     1,886      1,886      7/2/97   ITL 3,174,993      1,868            (18)
$     1,879      1,879      7/3/97     CAD   2,593      1,878             (1)
$     2,241      2,241     7/30/97     DEM   3,861      2,220            (21)
DEM 1,931        1,110     7/30/97   $       1,150      1,150             40
DEM 1,930        1,109     7/30/97   $       1,150      1,150             41
$      400         400     8/18/97     NLG     773        395             (5)
$      890         890     8/18/97    CHF    1,238        853            (37)
$     1,478      1,478     8/18/97    CHF    2,113      1,456            (22)
CHF  3,350       2,308     8/18/97   $       2,358      2,358             50
NLG  2,206       1,129     8/18/97   $       1,162      1,162             33
$     7,077      7,077     8/25/97    JPY  803,534      7,072             (5)
JPY 803,534      7,072     8/25/97   $       7,200      7,200            128
$     2,193      2,193     8/29/97     DEM   3,764      2,169            (24)
DEM 3,764        2,168     8/29/97   $       2,198      2,198             30
$     1,770      1,770     9/15/97    FRF   10,246      1,753            (17)
FRF 21,933       3,753     9/15/97   $       3,870      3,870            117
ESP 203,563      1,384     9/26/97   $       1,400      1,400             16
             ---------                              ---------          -----
             $  39,887                              $  40,192      $     305
             =========                              =========          =====

---------------

CAD   --  Canadian Dollar
DEM   --  Deutsche Mark
FRF   --  French Franc
ITL   --  Italian Lira
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
ESP   --  Spanish Peseta
CHF   --  Swiss Franc

--------------------------------------------------------------------------------

  SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
-----------------------------------------------------------------------------  ---------  -------------
Consumer Goods...............................................................  $  40,454         21.3%
Finance......................................................................     37,011         19.4
Services.....................................................................     32,912         17.3
Capital Equipment............................................................     28,015         14.8
Energy.......................................................................     18,745          9.9
Materials....................................................................     13,023          6.9
Investment Companies.........................................................      9,589          5.1
Multi-Industry...............................................................      4,989          2.6
Gold Mines...................................................................        665          0.3
                                                                               ---------         ----
                                                                               $ 185,403         97.6%
                                                                               =========         ====

                                                         -----------------------
                                                                    55
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

       FACE
     AMOUNT                                                        VALUE
      (000)                                                        (000)
------------------------------------------------------------------------

FIXED INCOME SECURITIES (90.4%)
  AUSTRALIAN DOLLAR (1.2%)
    GOVERNMENT BOND
 AUD    150   Government of Australia 9.75%, 3/15/02...........  $   128
                                                                 -------
  BRITISH POUND (7.2%)
    GOVERNMENT BOND
 GBP    400   United Kingdom 9.50%, 4/18/05....................      760
                                                                 -------
  CANADIAN DOLLAR (2.7%)
    GOVERNMENT BONDS
 CAD    300   Government of Canada 7.50%, 3/1/01...............      232
         60   Government of Canada 9.75%, 6/1/21...............       58
                                                                 -------
  TOTAL CANADIAN DOLLAR........................................      290
                                                                 -------
  DANISH KRONE (2.4%)
    GOVERNMENT BOND
 DKK  1,500   Kingdom of Denmark 8.00%, 5/15/03................      256
                                                                 -------
  DEUTSCHE MARK (16.5%)
    CORPORATE BONDS
  DEM   150   KFW International Finance, Inc. 7.50%, 1/24/00...       93
        650   Landeskreditbank Baden-Wuerttemberg Financial
                6.63%, 8/20/03.................................      402
                                                                 -------
                                                                     495
                                                                 -------
    GOVERNMENT BONDS
       1,300  Bundesobligation 7.00%, 1/13/00..................      803
        100   Deutschland Republic 6.25%, 1/4/24...............       56
        590   Treuhandanstalt 7.50%, 9/9/04....................      383
                                                                 -------
                                                                   1,242
                                                                 -------
  TOTAL DEUTSCHE MARK..........................................    1,737
                                                                 -------
  IRISH PUNT (1.1%)
    GOVERNMENT BOND
IEP      70   Government of Ireland 8.00%, 8/18/06.............      116
                                                                 -------
  ITALIAN LIRA (5.2%)
    GOVERNMENT BONDS
ITL 380,000   Buoni Poliennali Del Tes 10.50%, 7/15/00.........      250
      60,000  Buoni Poliennali Del Tes 10.00%, 8/1/03..........       41
     150,000  Buoni Poliennali Del Tes 9.50%, 1/1/05...........      102
    230,000   Buoni Poliennali Del Tes 9.50%, 2/1/06...........      158
                                                                 -------
  TOTAL ITALIAN LIRA...........................................      551
                                                                 -------


       FACE
     AMOUNT                                                        VALUE
      (000)                                                        (000)
------------------------------------------------------------------------

  JAPANESE YEN (11.9%)
    EUROBONDS
JPY  15,000   European Investment Bank 6.63%, 3/15/00..........  $   150
      30,000  European Investment Bank 3.00%, 9/20/06..........      273
      25,000  Export Import Bank of Japan 4.38%, 10/1/03.......      246
      27,000  Japan Development Bank 6.50%, 9/20/01............      282
      30,000  World Bank 4.75%, 12/20/04.......................      306
                                                                 -------
  TOTAL JAPANESE YEN...........................................    1,257
                                                                 -------
  SPANISH PESETA (3.4%)
    GOVERNMENT BOND
ESP  50,000   Government of Spain 8.30%, 12/15/98..............      354
                                                                 -------
  SWEDISH KRONA (7.9%)
    GOVERNMENT BONDS
SEK   3,100   Government of Sweden 13.00%, 6/15/01.............      506
       2,600  Government of Sweden 6.00%, 2/9/05...............      329
                                                                 -------
  TOTAL SWEDISH KRONA..........................................      835
                                                                 -------
  UNITED STATES DOLLAR (30.9%)
    U.S. GOVERNMENT AND AGENCY OBLIGATIONS (30.9%)
    U.S. TREASURY BONDS
$       665   8.13%, 8/15/19...................................      758
         40   7.63%, 2/15/25...................................       44
                                                                 -------
                                                                     802
                                                                 -------
    U.S. TREASURY NOTES
        615   5.13%, 11/30/98..................................      608
        250   6.25%, 10/31/01..................................      249
      1,538   7.25%, 5/15/04...................................    1,603
                                                                 -------
                                                                   2,460
                                                                 -------
  TOTAL UNITED STATES DOLLAR...................................    3,262
                                                                 -------
TOTAL FIXED INCOME SECURITIES (COST $9,641)....................    9,546
                                                                 -------
FOREIGN CURRENCY (0.0%)
  DEM     4   Deutsche Mark....................................        2
ESP     193   Spanish Peseta...................................        1
                                                                 -------
TOTAL FOREIGN CURRENCY (COST $3)...............................        3
                                                                 -------
TOTAL INVESTMENTS (90.4%) (COST $9,644)........................    9,549
OTHER ASSETS IN EXCESS OF LIABILITIES (9.6%)...................    1,019
                                                                 -------
NET ASSETS (100%)..............................................  $10,568
                                                                 =======

--------------
          56
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                              IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  -------------  ---------  -----------------
   DEM    718  $     412     7/11/97   $         415  $     415      $       3
 ITL  180,000        106     7/11/97   $         106        106             --
 JPY   36,250        317     7/11/97   $         317        317             --
 JPY   48,923        428     7/11/97   $         425        425             (3)
$         106        106     7/11/97    ITL  180,000        106             --
$         210        210     7/11/97    JPY   23,981        209             (1)
$         328        328     7/11/97    JPY   36,250        317            (11)
$         425        425     7/11/97      DEM    718        412            (13)
   DEM    550        316     7/18/97   $         318        318              2
 ITL  175,000        103     7/18/97   $         104        104              1
$         103        103     7/18/97    ITL  175,000        103             --
$         319        319     7/18/97      DEM    550        316             (3)
  GBP      32         53     7/25/97   $          53         53             --
 IEP       80        121     7/25/97   $         121        121             --
  SEK   4,550        589     7/25/97   $         593        593              4
               ---------                              ---------          -----
               $   3,936                              $   3,915          $ (21)
               =========                              =========          =====

---------------

GBP   --  British Pound
DEM   --  Deutsche Mark
IEP   --  Irish Punt
ITL   --  Italian Lira
JPY   --  Japanese Yen
SEK   --  Swedish Krona

                                                         -----------------------
                                                                    57
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------

COMMON STOCKS (96.1%)
  CHINA (1.1%)
      2,048,000   Guangshen Railway Co., Ltd. 'H'..................  $    899
      3,105,000   Qingling Motors Co., 'H'.........................     1,603
        147,000   Shenzhen Fangda Co., Ltd. 'B'....................       213
   (a)5,268,000   Zhejiang Expressway Co., Ltd. 'H'................     1,278
                                                                     --------
                                                                        3,993
                                                                     --------
  HONG KONG (34.9%)
      2,270,000   Cheung Kong Holdings Ltd.........................    22,415
        432,000   China Merchants Holdings International Co.,
                    Ltd............................................     1,344
      3,068,000   China Resources Enterprises Ltd..................    15,048
        360,000   Dao Heng Bank Group Ltd..........................     1,970
        433,300   Hang Seng Bank Ltd...............................     6,180
      1,517,000   Henderson Land Development Co., Ltd..............    13,462
        651,424   HSBC Holdings plc................................    19,592
      1,826,000   Hutchison Whampoa Ltd............................    15,792
      1,130,000   New World Development Co., Ltd...................     6,739
      1,103,000   Ng Fung Hong Ltd.................................     1,651
      1,831,000   Shanghai Industrial Holdings Ltd.................    11,392
        613,100   Sun Hung Kai Properties Ltd......................     7,379
                                                                     --------
                                                                      122,964
                                                                     --------
  INDONESIA (6.9%)
   (a)1,271,000   Astra International (Foreign)....................     5,226
 (a,d)3,226,697   Bank International Indonesia (Foreign)...........     2,786
   (d)4,194,000   Bank Negara Indonesia (Foreign)..................     2,673
     (d)788,000   Bimantara Citra (Foreign)........................     1,377
     (d)419,000   Gudang Garam (Foreign)...........................     1,757
     (d)434,700   Hanjaya Mandala Sampoerna (Foreign)..............     1,658
 (a,d)1,168,800   Indofood Sukses Makmur (Foreign).................     2,692
   (d)1,263,000   Matahari Putra Prima (Foreign)...................     2,545
   (d)1,433,000   Mayora Indah (Foreign)...........................       810
   (a,d)478,000   Putra Surya Multidana (Foreign)..................       762
   (d)1,307,500   Telekomunikasi (Foreign).........................     2,137
                                                                     --------
                                                                       24,423
                                                                     --------
  KOREA (7.6%)
      (a)54,170   Hansol Paper Co..................................     1,373
     (d)114,420   Housing & Commercial Bank (Foreign)..............     2,136
      (a)86,079   Kookmin Bank GDR.................................     1,818
    (a,d)80,085   Kookmin Bank.....................................     1,477
        111,720   Korea Electric Power.............................     3,334
         23,980   LG Information & Communication (Foreign).........     2,970
      (d)35,362   Pohang Iron & Steel Ltd. (Foreign)...............     3,622
      (d)58,419   Samsung Electronics Co. (Foreign)................     6,540
    (a,e)22,895   Samsung Electronics Co. GDR (New)................     1,357
     (d)136,257   Shinhan Bank Co., Ltd............................     1,975
                                                                     --------
                                                                       26,602
                                                                     --------
  MALAYSIA (15.3%)
        303,000   Arab Malaysian Corporation Bhd...................     1,129
      3,292,000   Berjaya Group Bhd................................     4,043
     (a)255,000   Berjaya Sports Toto Bhd..........................     1,202
      1,201,000   Commerce Asset Holdings Bhd......................     3,164
        223,000   Dialog Group Bhd.................................     3,225
        377,000   Edaran Otomobil Nasional Bhd.....................     3,211
        665,400   Genting Bhd......................................     3,190
        880,000   IJM Corp. Bhd....................................     1,848
        521,000   Jaya Tiasa Holdings Bhd..........................     2,622

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
        850,000   Leader Universal Holdings Bhd....................  $  1,529
      (a)62,000   Lityan Bhd.......................................       755
        412,500   Malayan Banking Bhd..............................     4,331
        105,000   Malaysian International Shipping (Foreign).......       273
     (a)285,000   Malaysian Pacific Industries Bhd.................     1,242
        323,000   Malaysian Resources Corp. Bhd....................       889
        742,000   Multi-Purpose Holdings Bhd.......................     1,041
        580,000   Rashid Hussain Bhd...............................     3,677
      1,391,000   Resorts World Bhd................................     4,189
      2,696,000   Sime Darby Bhd...................................     8,972
        494,000   United Engineers Bhd.............................     3,562
                                                                     --------
                                                                       54,094
                                                                     --------
  PHILIPPINES (3.9%)
      4,914,296   Ayala Land, Inc. 'B'.............................     4,518
  (a)15,431,000   Digital Telecommunications Philippines, Inc......     1,492
   (a)5,118,400   DMCI Holdings, Inc...............................     1,688
   (a)2,775,000   Fil-Estate Land, Inc.............................       810
      3,048,200   JG Summit Holding 'B'............................       624
        529,365   Manila Electric 'B'..............................     2,609
      7,107,180   SM Prime Holdings, Inc...........................     2,102
                                                                     --------
                                                                       13,843
                                                                     --------
  SINGAPORE (11.7%)
        239,500   Development Bank of Singapore (Foreign)..........     3,015
        574,000   Electronic Resources Ltd.........................       903
        431,000   Jurong Shipyard Ltd..............................     1,869
      2,712,000   NatSteel Ltd.....................................     6,905
        313,238   Oversea-Chinese Banking Corp. (Foreign)..........     3,243
     (a)889,000   Pacific Century Regional Development.............     1,237
        642,000   Parkway Holdings Ltd.............................     2,874
        415,400   Singapore Press Holdings (Foreign)...............     8,368
      2,258,000   SM Summit Holdings Ltd...........................     1,706
   (a)1,015,000   Super Coffeemix Manufacturing Ltd................       845
        282,000   United Overseas Bank Ltd. (Foreign)..............     2,900
   (a)1,317,600   Want Want Holdings...............................     4,374
      1,087,000   Wing Tai Holdings Ltd............................     3,132
                                                                     --------
                                                                       41,371
                                                                     --------
  TAIWAN (11.4%)
   (a)1,300,000   Acer, Inc........................................     4,676
     (a)522,000   Asustek Computer, Inc............................     6,910
     (a)288,600   Cathay Life Insurance Co., Ltd...................     1,651
   (a)1,005,000   China Development Corp...........................     5,188
        851,850   China Steel Corp.................................       901
   (a)1,888,900   Compal Electronics, Inc..........................     7,474
      2,578,000   Far Eastern Textile, Ltd.........................     4,052
      1,264,400   Formosa Plastics Corp............................     3,047
      1,000,000   Great Wall Enterprises Co........................       791
     (a)701,500   Kuoyang Construction.............................     1,691
      1,120,000   Siliconware Precision Industries Co..............     3,787
                                                                     --------
                                                                       40,168
                                                                     --------
  THAILAND (3.3%)
        454,300   Bangkok Bank Co., Ltd. (Foreign).................     3,122
        197,000   Big C Supercenter Co., Ltd.......................        62
        302,700   Eastern Water Resources Development..............       351
         61,000   ICC International Co., PCL (Foreign).............       191
          5,800   International Cosmetics (Foreign)................        19
         27,000   Matichon Public Co., Ltd.........................        63

-----------------------
          58
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
                                                   THAILAND (CONT.)
     (d)219,000   Nation Multimedia Group Public Co., Ltd.
                    (Foreign)......................................  $    465
     (d)983,000   National Petrochemical Co., Ltd. (Foreign).......     1,006
         44,000   Quality House Co., Ltd. (Foreign)................        16
        267,000   Quality House Co., Ltd...........................        91
         93,000   Robinson Department Store Co., Ltd. (Foreign)....        33
        539,600   Siam Commercial Bank Co., Ltd. (Foreign).........     2,208
    (a,d)22,000   Sino Thai Engineering & Construction Co., Ltd.
                    (Foreign)......................................        61
      (a)42,000   Sino Thai Engineering & Construction Co., Ltd....       117
        546,000   Thai Farmer's Bank Public Co. (Foreign)..........     2,318
         41,000   Thai Rung Union Car Co., Ltd.....................       148
      (d)69,100   Thai Rung Union Car Co., Ltd. (Foreign)..........       249
         35,000   Thai Storage Battery Co., Ltd. (Foreign).........        35
        174,900   Thai Theparos Food Product Co., Ltd. (Foreign)...       270
     (d)149,000   United Communication Industry (Foreign)..........       615
                                                                     --------
                                                                       11,440
                                                                     --------
TOTAL COMMON STOCKS (COST $303,930)................................   338,898
                                                                     --------


         NO. OF
         RIGHTS
-----------------------------------------------------------------------------

RIGHTS (0.1%)
  MALAYSIA (0.0%)
     (a)239,200   Commerce Asset Holdings Bhd., expiring
                    7/23/97........................................         8
    (a,d)82,857   Rashid Hussain Bhd., expiring 12/31/02...........        --
                                                                     --------
                                                                            8
                                                                     --------
  SINGAPORE (0.1%)
   (a,d)287,000   Electronic Resources Ltd., expiring 7/21/97......       191
                                                                     --------
TOTAL RIGHTS (COST $0).............................................       199
                                                                     --------

         NO. OF
       WARRANTS
-----------------------------------------------------------------------------

WARRANTS (0.0%)
  INDONESIA (0.0%)
     (a)286,818   PT Bank International Indonesia, expiring
                    1/17/00........................................       112
                                                                     --------


         NO. OF                                                         VALUE
       WARRANTS                                                         (000)
-----------------------------------------------------------------------------
  MALAYSIA (0.0%)
   (a,d)149,500   Commerce Asset Holdings Bhd., expiring 6/27/98...  $     23
                                                                     --------
TOTAL WARRANTS (COST $0)...........................................       135
                                                                     --------
TOTAL FOREIGN SECURITIES (96.2%) (COST $303,930)...................   339,232
                                                                     --------

           FACE
         AMOUNT
          (000)
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENT (4.3%)
  REPURCHASE AGREEMENT
$        15,266   Chase Securities, Inc., 5.70%, dated
                    6/30/97, due 7/1/97, to be repurchased at
                    $15,268, collateralized by $16,160 U.S.
                    Treasury Bonds, 5.625%, due 2/15/06, valued at
                    $15,527 (COST $15,266).........................    15,266
                                                                     --------
TOTAL INVESTMENTS IN SECURITIES (100.5%) (COST $319,196)...........   354,498
                                                                     --------
FOREIGN CURRENCY (0.9%)
    HKD  15,383   Hong Kong Dollar.................................     1,986
   IDR  889,930   Indonesian Rupiah................................       366
    MYR     904   Malaysian Ringgit................................       358
   PHP    1,403   Philippine Peso..................................        53
    SGD      19   Singapore Dollar.................................        13
    KRW 391,442   South Korean Won.................................       441
                                                                     --------
TOTAL FOREIGN CURRENCY (COST $3,217)...............................     3,217
                                                                     --------
TOTAL INVESTMENTS (101.4%) (COST $322,413).........................   357,715
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)......................    (5,029)
                                                                     --------
NET ASSETS (100%)..................................................  $352,686
                                                                     ========

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
GDR   --  Global Depositary Receipt.

                                                         -----------------------
                                                                    59
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:
Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                             IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  ------------  ---------  -----------------
$      1,542   $   1,542      7/1/97     SGD  2,206  $   1,542          $  --
$        363         363      7/2/97    IDR 882,845        363             --
$         91          91      7/2/97      THB  2365         91             --
THB 319,450       12,110     8/18/97   $     12,032     12,032            (78)
               ---------                             ---------          -----
               $  14,106                             $  14,028          $ (78)
               =========                             =========          =====

---------------

IDR   --  Indonesian Rupiah
SGD   --  Singapore Dollar
THB   --  Thai Baht

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                     PERCENT
                                                        OF
                                           VALUE       NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Finance.................................  $136,255      38.6%
Multi-Industry..........................    52,458      14.9
Capital Equipment.......................    38,279      10.9
Consumer Goods..........................    34,897       9.9
Services................................    28,956       8.2
Energy..................................    26,415       7.5
Materials...............................    21,972       6.2
                                          --------      ----
                                          $339,232      96.2%
                                          ========      ====

-----------------------
          60
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------

COMMON STOCKS (99.0%)
  AEROSPACE (1.3%)
 (a)3,500   Coltec Industries, Inc...........................  $    68
 (a)7,400   Doncasters plc ADR...............................      171
   10,300   Thiokol Corp.....................................      721
    2,700   Triumph Group, Inc...............................       84
                                                               -------
                                                                 1,044
                                                               -------
  BANKING (9.2%)
    4,800   AmSouth Bancorp..................................      182
    6,100   Astoria Financial Corp...........................      290
    8,200   Comerica, Inc....................................      558
   13,600   Community First Bankshares, Inc..................      522
   14,400   First Hawaiian, Inc..............................      491
    9,200   Greenpoint Financial Corp........................      612
    4,600   MAF Bancorp, Inc.................................      193
   13,200   National Commerce Bancorp........................      290
   22,800   North Fork Bancorp., Inc.........................      487
    9,300   ONBANCorp, Inc...................................      474
    7,919   Peoples Heritage Financial Group, Inc............      300
   14,300   Southtrust Corp..................................      592
    9,600   Summit Bancorp...................................      481
   21,500   Trustmark Corp...................................      602
   14,800   Union Planters Corp..............................      768
    5,700   UnionBanCal Corp.................................      410
    6,500   Wilmington Trust Corp............................      297
                                                               -------
                                                                 7,549
                                                               -------
  BUILDING (2.3%)
   13,200   Ameron, Inc......................................      747
   10,900   Champion Enterprises, Inc........................      164
    4,300   City National Corp...............................      103
    5,600   JLG Industries, Inc..............................       76
    9,300   Southdown, Inc...................................      406
(a)10,700   USG Corp.........................................      391
                                                               -------
                                                                 1,887
                                                               -------
  CAPITAL GOODS (2.9%)
   19,100   Crane Co.........................................      799
   18,600   Danka Business Systems plc.......................      760
    7,900   Tecumseh Products 'A'............................      473
 (a)7,800   Tower Automotive, Inc............................      335
                                                               -------
                                                                 2,367
                                                               -------
  CHEMICALS (2.7%)
   26,000   Crompton & Knowles Corp..........................      579
   16,500   Dexter Corp......................................      528
    6,400   Fuller (H.B.) Co.................................      352
   17,400   Quaker Chemical Corp.............................      302
   12,000   Witco Corp.......................................      455
                                                               -------
                                                                 2,216
                                                               -------
  COMMUNICATIONS (1.0%)
 (a)1,400   ADC Telecom, Inc.................................       47
(a)15,100   General Cable Corp...............................      387
 (a)8,700   Hirsch International Corp. 'A'...................      194
   10,600   Nextel Communications Inc. 'A'...................      201
                                                               -------
                                                                   829
                                                               -------
  COMPUTERS (3.9%)
 (a)3,300   BMC Software, Inc................................      183
(a)12,200   Cadence Design Systems, Inc......................      409

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
 (a)8,500   Ceridian Corp....................................  $   359
(a)18,600   Gateway 2000, Inc................................      603
 (a)5,400   InaCom Corp......................................      168
(a)26,500   Overland Data, Inc...............................      143
 (a)9,300   Seagate Technology, Inc..........................      327
(a)12,400   Tech Data Corp...................................      390
(a)18,700   Western Digital Corp.............................      591
                                                               -------
                                                                 3,173
                                                               -------
  CONSUMER--DURABLES (6.1%)
   14,100   A.O. Smith Corp. 'B'.............................      501
   24,400   Arvin Industries, Inc............................      665
    5,700   Callaway Golf Co.................................      202
(a)11,100   Furniture Brands International, Inc..............      215
   26,700   Guilford Mills, Inc..............................      556
   33,000   Herman Miller, Inc...............................    1,188
   13,200   Interface, Inc...................................      292
(a)13,700   Lear Corp........................................      608
    7,700   MascoTech, Inc...................................      161
   19,000   Stanhome, Inc....................................      625
                                                               -------
                                                                 5,013
                                                               -------
  CONSUMER--RETAIL (9.5%)
    6,800   Brylane, Inc.....................................      262
   23,000   CVS Corp.........................................    1,179
    6,900   Dean Foods Co....................................      279
 (a)2,900   Designer Holdings Ltd............................       30
    8,800   Family Dollar Stores, Inc........................      240
 (a)4,100   Fred Meyer, Inc..................................      212
   18,600   Hughes Supply, Inc...............................      744
    2,300   Jostens, Inc.....................................       62
(a)15,300   Office Depot, Inc................................      297
   22,700   Pier 1 Imports, Inc..............................      602
    5,300   Polo Ralph Lauren Corp...........................      145
   13,600   Richfood Holdings, Inc...........................      354
   22,200   Ross Stores, Inc.................................      726
   10,300   Springs Industries, Inc. 'A'.....................      543
   31,600   TJX Companies, Inc...............................      833
 (a)7,600   Valassis Communications, Inc.....................      182
    8,100   VF Corp..........................................      686
(a)21,000   Zale Corp........................................      416
                                                               -------
                                                                 7,792
                                                               -------
  CONSUMER--SERVICE & GROWTH (0.4%)
    4,800   Hertz Corp. 'A'..................................      173
 (a)7,000   Renters Choice, Inc..............................      139
                                                               -------
                                                                   312
                                                               -------
  CONSUMER--STAPLES (3.3%)
(a)11,300   Boston Chicken, Inc..............................      158
    6,700   Consolidated Cigar Holdings, Inc.................      186
   24,000   DIMON, Inc.......................................      636
    3,300   Interstate Bakeries Corp.........................      196
(a)16,000   Standard Commercial Corp.........................      278
   19,400   Tyson Foods, Inc. 'A'............................      371
   28,600   Universal Corp...................................      908
                                                               -------
                                                                 2,733
                                                               -------
  ENERGY (9.5%)
    5,400   Apache Corp......................................      176
    1,800   Black Hills Corp.................................       51

                                                         -----------------------
                                                                    61
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
  ENERGY (CONT.)
 (a)5,200   Cooper Cameron Corp..............................  $   243
 (a)5,300   Diamond Offshore Drilling, Inc...................      414
   10,500   Eastern Enterprises..............................      364
(a)19,400   ENSCO International Inc..........................    1,023
   16,200   National Fuel Gas Co.............................      679
   14,700   Nicor, Inc.......................................      527
(a)40,100   Noble Drilling Corp..............................      905
   16,300   Oneok, Inc.......................................      525
   10,000   Parker & Parsley Petroleum Co....................      354
   12,000   Santa Fe International Corp......................      408
    6,300   Sun Co., Inc.....................................      195
    7,500   Transocean Offshore, Inc.........................      545
 (a)5,800   Tuboscope Vetco International Corp...............      115
    8,900   Ultramar Diamond Shamrock Corp...................      290
    9,000   Union Texas Petroleum Holdings, Inc..............      188
 (a)6,100   Varco International, Inc.........................      197
   14,000   Washington Gas Light Co..........................      352
 (a)4,800   Weatherford Enterra, Inc.........................      185
                                                               -------
                                                                 7,736
                                                               -------
  ENTERTAINMENT (0.3%)
 (a)9,300   Imax Corp........................................      230
                                                               -------
  FINANCIAL--DIVERSIFIED (9.4%)
    9,500   Bear Stearns Companies, Inc......................      325
   10,500   Capital One Financial Corp.......................      396
   13,125   Equity Residential Properties Trust..............      624
   25,600   Everen Capital Corp..............................      798
    3,700   Duke Realty Investment, Inc. REIT................      150
    6,900   FINOVA Group, Inc................................      528
   12,900   First Financial Corp. (Wisconsin)................      379
   20,700   Franklin Resources, Inc..........................    1,502
   11,600   GATX Corp........................................      670
    6,800   Hartford Life, Inc. 'A'..........................      255
 (a)3,100   HealthCare Financial Partners, Inc...............       63
    8,000   Kilroy Realty Corp. REIT.........................      202
   21,000   Nationwide Financial Services, Inc. 'A'..........      558
    5,000   Paine Webber Group, Inc..........................      175
    3,400   Post Properties, Inc.............................      138
    5,100   Torchmark Corp...................................      363
   17,600   United Asset Management Co.......................      498
    5,250   Wellsford Real Properties Inc....................       58
                                                               -------
                                                                 7,682
                                                               -------
  HEALTH CARE (8.7%)
   22,500   Beckman Instruments, Inc.........................    1,086
   17,500   Bergen Brunswig Corp. 'A'........................      488
 (a)7,300   Biogen, Inc......................................      247
   13,514   Block Drug Co. 'A'...............................      591
 (a)8,800   Coherent, Inc....................................      392
(a)29,200   FPA Medical Management, Inc......................      692
 (a)5,700   Health Care & Retirement Corp....................      190
   11,100   Kinetic Concepts, Inc............................      200
 (a)7,700   Marquette Medical Systems........................      169
(a)29,200   Nellcor Puritan Bennett, Inc.....................      529
 (a)2,600   RoTech Medical Corp..............................       52
   42,300   Sullivan Dental Products, Inc....................      772
   13,600   Universal Health Services, Inc...................      524

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
 (a)8,500   Vencor, Inc......................................  $   359
(a)18,400   Wellpoint Health Networks, Inc...................      844
                                                               -------
                                                                 7,135
                                                               -------
  INDUSTRIAL (2.0%)
    6,900   AGCO Corp........................................      248
   19,500   Barnes Group, Inc................................      578
    9,000   PACCAR, Inc......................................      418
 (a)7,800   Precision Drilling Corp..........................      377
                                                               -------
                                                                 1,621
                                                               -------
  INSURANCE (1.3%)
    6,700   Progressive Corp.................................      583
   16,600   Reliance Group Holdings, Inc.....................      197
   11,900   Western National Corp............................      319
                                                               -------
                                                                 1,099
                                                               -------
  METALS (1.7%)
   31,500   Birmingham Steel Corp............................      488
   10,300   Cleveland-Cliffs Iron Co.........................      420
    8,800   Precision Castparts Corp.........................      525
                                                               -------
                                                                 1,433
                                                               -------
  PAPER & PACKAGING (2.8%)
   16,500   Ball Corp........................................      496
(a)14,200   Owens-Illinois, Inc..............................      440
   27,500   P.H. Glatfelter Co...............................      550
   10,900   Potlatch Corp....................................      493
    8,700   Schweitzer-Mauduit International, Inc............      327
                                                               -------
                                                                 2,306
                                                               -------
  SERVICES (11.5%)
(a)42,100   AccuStaff, Inc...................................      997
   18,200   Angelica Corp....................................      319
(a)14,700   BJ Services Co...................................      788
   20,300   Bowne & Co.......................................      708
(a)25,400   CDI Corp.........................................    1,059
 (a)5,300   Data Processing Resources Corp...................      124
(a)19,000   Fiserv, Inc......................................      848
   32,000   Journal Register Co..............................      636
   22,100   New England Business Services, Inc...............      582
   26,800   Ogden Corp.......................................      583
   13,600   McClatchy Newspapers, Inc........................      399
    3,300   New York Times Co., 'A'..........................      163
   27,000   Russ Berrie & Co., Inc...........................      592
(a)13,100   TETRA Technologies, Inc..........................      324
(a)15,000   Tracor, Inc......................................      377
   14,300   True North Communications, Inc...................      354
(a)11,000   USA Waste Services, Inc..........................      425
      400   Washington Post Co. 'B'..........................      159
                                                               -------
                                                                 9,437
                                                               -------
  TECHNOLOGY (5.6%)
    8,100   Adobe Systems, Inc...............................      284
(a)10,600   Altera Corp......................................      535
    8,600   Dallas Semiconductor Corp........................      338
 (a)9,100   ESS Technology, Inc..............................      122
(a)20,700   HMT Technology Corp..............................      268
   20,400   National Computer Systems, Inc...................      543
   16,000   Park Electrochemical Corp........................      421
   21,800   Penn Engineering & Manufacturing Corp............      428
 (a)5,400   Solectron Corp...................................      378

--------------
          62
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
  TECHNOLOGY (CONT.)
(a)17,400   Symantec Corp....................................  $   339
    7,500   Tektronix, Inc...................................      450
 (a)8,600   Teradyne, Inc....................................      338
    6,200   Vishay Intertechnology, Inc......................      179
                                                               -------
                                                                 4,623
                                                               -------
  TRANSPORTATION (2.5%)
   20,000   Air Express International Corp...................      795
   10,900   Airborne Freight Corp............................      456
   10,000   Arnold Industries, Inc...........................      170
(a)10,100   Offshore Logistics, Inc..........................      191
(a)50,000   OMI Corp.........................................      478
                                                               -------
                                                                 2,090
                                                               -------
  UTILITIES (1.1%)
    6,300   Public Service Co. (Colorado)....................      261
    5,300   SJW Corp.........................................      278
   19,600   Washington Water Power Co........................      385
                                                               -------
                                                                   924
                                                               -------
TOTAL COMMON STOCKS (COST $68,529)...........................   81,231
                                                               -------

     FACE
   AMOUNT                                                        VALUE
    (000)                                                        (000)
----------------------------------------------------------------------

SHORT-TERM INVESTMENT (3.0%)
  REPURCHASE AGREEMENT (3.0%)
$   2,523   Chase Securities, Inc., 5.70%, dated 6/30/97, due
              7/1/97, to be repurchased at $2,523,
              collateralized by $2,675 U.S. Treasury Bonds,
              5.625%, due 2/15/06, valued at $2,570 (COST
              $2,523)........................................  $ 2,523
                                                               -------
TOTAL INVESTMENTS (102.0%) (COST $71,052)....................   83,754
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)................   (1,667)
                                                               -------
NET ASSETS (100%)............................................  $82,087
                                                               =======

---------------

(a)   --  Non-income producing.
ADR   --  American Depositary Receipt
REIT  --  Real Estate Investment Trust.

                                                         -----------------------
                                                                    63
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

FIXED INCOME SECURITIES (86.7%)
  CORPORATE BONDS & NOTES (32.2%)
    ARGENTINA(0.8%)
$          1,500   Impsa S.A. 11.75%, 3/27/98.......................  $  1,559
                                                                      --------
    BRAZIL (2.4%)
        (e)4,800   Banco Do Brasil 9.375%, 6/15/07..................     4,788
                                                                      --------
    CANADA (0.7%)
             100   Rogers Cablesystems, 10.125%, 9/1/12.............       107
             865   Rogers Cablesystems, Series B, 10.00%, 3/15/05...       936
             250   Rogers Communications, Inc. 9.125%,
                     1/15/06........................................       252
                                                                      --------
                                                                         1,295
                                                                      --------
    COLOMBIA (0.5%)
        (n)1,225   Occidente Y Caribe 0.00%, 3/15/04................       909
                                                                      --------
    ECUADOR (1.6%)
        (e)3,000   Consorcio Ecuadoriano 14.00%, 5/1/02.............     3,188
                                                                      --------
    JAMAICA (1.1%)
           2,000   Mechala Group Jamaica, Ltd. Series B, 12.75%,
                     12/30/99.......................................     2,115
                                                                      --------
    MEXICO (3.1%)
        (e)2,000   Cemex S.A. 12.75%, 7/15/06.......................     2,318
        (e)2,000   Empresas ICA Sociedad Controladora S.A. 11.875%,
                     5/30/01........................................     2,185
        (n)2,200   Grupo Televisa S.A. 0.00%, 5/15/08...............     1,526
                                                                      --------
                                                                         6,029
                                                                      --------
    UNITED STATES (22.0%)
             795   Advanced Micro Devices 11.00%, 8/1/03............       886
             660   Amersco Inc., Series 97-A 10.00%,
                     3/15/04........................................       677
        (e)1,100   Anthem Insurance 9.00%, 4/1/27...................     1,132
          (e)870   Big Flower Press 8.875%, 7/1/07..................       855
        (n)1,350   Brooks Fiber Properties 0.00%, 3/1/06............       920
          (n)720   Brooks Fiber Properties 0.00%, 11/1/06...........       469
          (e)150   Brooks Fiber Properties 10.00%, 6/1/07...........       153
          (e)497   CA FM Lease Trust 8.50%, 7/15/17.................       509
           1,115   Cablevision Systems Corp. 9.875%,
                     5/15/06........................................     1,187
             630   Cleveland Electric Illuminating Co. 8.375%,
                     12/1/11........................................       635
          (e)850   ComcastCorp. 9.50%, 5/1/07.......................       861
             640   Courtyard By Marriott, Series B, 10.75%,
                     2/1/08.........................................       693
          (n)390   Dial Call Communications Series B, 0.00%,
                     12/15/05.......................................       306
             670   Digital Equipment Corp. 8.625%,
                     11/1/12........................................       667
             419   DR Securitized Lease Trust, Series 1993-K1, Class
                     A1, 6.66%, 8/15/10.............................       366
           1,030   DR Securitized Lease Trust, Series 1994-K1, Class
                     A1, 7.60%, 8/15/07.............................       968
             250   DR Securitized Lease Trust, Series 1994-K1, Class
                     A2, 8.38%, 8/15/15.............................       232

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
$         (n)500   Echostar Satellite Broadcast 0.00%,
                     3/15/04........................................  $    356
          (e)300   EES Coke Battery Co., Inc. 9.382%,
                     4/15/07........................................       307
             370   First Nationwide Bank 9.125%, 1/15/03............       382
          (e)365   First Nationwide Bank 10.625%, 10/1/03...........       401
             825   Gaylord Container Corp. 11.50%,
                     5/15/01........................................       868
        (e)1,280   Globalstar LP/Capital 11.375%, 2/15/04...........     1,282
           1,130   Grand Casinos, Inc. 10.125%, 12/1/03.............     1,181
             625   HMC Acquisition Properties 9.00%,
                     12/15/07.......................................       635
          (e)785   Horseshoe Gaming L.L.C. 9.375%,
                     6/15/07........................................       795
             950   Host Marriott Travel, Series B, 9.50%, 5/15/05...       992
        (e)1,230   ISP Holdings, Inc. Series B, 9.00%, 10/15/03.....     1,272
             635   IXC Communications, Inc. 12.50%,
                     10/1/05........................................       726
          (e)300   Jet Equipment Trust, Series C-1, 11.79%,
                     6/15/13........................................       375
          (e)300   Jet Equipment Trust, Series 1995-D, 11.44%,
                     11/1/14........................................       374
             265   Kmart Corp. 7.75%, 10/1/12.......................       243
             350   Kmart Funding Corp. 8.80%, 7/1/10................       346
             188   Midland Cogeneration Ventures, Series C-91,
                     10.33%, 7/23/02................................       201
             482   Midland Cogeneration Ventures, Series C-94,
                     10.33%, 7/23/02................................       516
             305   Midland Funding II, Series A, 11.75%, 7/23/05....       353
          (e)200   Navistar Financial Corp. 9.00%, 6/1/02...........       205
        (n)2,550   Nextel Communications 0.00%, 8/15/04.............     1,951
          (n)990   Norcal Waste Systems, Inc. 13.00%,
                     11/15/05.......................................     1,124
             660   Nuevo Energy Co. 9.50%, 4/15/06..................       690
          (e)750   Outdoor Systems 8.875%, 6/15/07..................       728
             900   Paramount Communications 8.25%,
                     8/1/22.........................................       861
          (e)620   Qwest Communications International 10.875%,
                     4/1/07.........................................       673
          (e)750   Riggs Capital Trust II 8.875%, 3/15/27...........       763
             850   RJR Nabisco, Inc. 8.75%, 4/15/04.................       867
             800   SD Warren Co., Series B, 12.00%,
                     12/15/04.......................................       896
          (e)550   Sinclair Broadcast Group 9.00%, 7/15/07..........       534
             710   Snyder Oil Corp. 8.75%, 6/15/07..................       706
           1,345   Southland Corp. 5.00%, 12/15/03..................     1,143
          (e)825   Station Casinos, Inc. 9.75%, 4/15/07.............       816
      (e,n)1,990   TCI Satellite Entertainment 0.00%,
                     2/15/07........................................     1,184
           1,225   Tele-Communications Inc. 9.25%,
                     1/15/23........................................     1,275
        (n)1,975   Teleport Communications 0.00%, 7/1/07............     1,427
             880   Tenet Healthcare Corp. 8.625%, 1/15/07...........       897
             930   TLC Beatrice International Holdings 11.50%,
                     10/1/05........................................     1,045
        (e,n)350   Transamerican Energy 0.00%, 6/15/02..............       252

--------------
          64
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

    UNITED STATES (CONT.)
$          1,290   Viacom, Inc. 8.00%, 7/7/06.......................  $  1,255
             900   Vintage Petroleum 8.625%, 2/1/09.................       897
                                                                      --------
                                                                        43,310
                                                                      --------
  TOTAL CORPORATE BONDS & NOTES (COST $60,490)......................    63,193
                                                                      --------
  ASSET BACKED SECURITIES (0.8%)
    UNITED STATES (0.8%)
          (e)499   Aircraft Lease Portfolio Securitization Ltd.,
                     Series 1996-1, Class D, 12.75%, 6/15/06........       538
          (e)950   Long Beach Auto Trust 1997-1, Class B, 14.22%,
                     10/26/03.......................................       963
                                                                      --------
  TOTAL ASSET BACKED SECURITIES (COST $1,463).......................     1,501
                                                                      --------
  COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
    UNITED STATES (0.3%)
      (e,h)1,045   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
                     Class S, IO, 1.64%, 11/12/21...................        94
          (e)550   First Home Mortgage Acceptance Corp., Series
                     1996-B, Class C, 7.9289%, 11/1/18..............       487
        (d,f)103   PNC Mortgage Securities Corp. Series 1995-2,
                     Class B4, REMIC, 7.50%, 9/25/25................        91
                                                                      --------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $643).............       672
                                                                      --------
  EUROBONDS (16.2%)
    ARGENTINA (6.3%)
        (e)2,500   Acindar Industria Argentina 11.75%,
                     11/12/98.......................................     2,606
           3,500   Acindar Industria Argentina 11.25%,
                     2/15/04........................................     3,725
        (e)5,500   Republic of Argentina 11.75%, 2/12/07............     6,134
                                                                      --------
                                                                        12,465
                                                                      --------
    BRAZIL (5.0%)
           1,350   Comp Brazil De Projertos 12.50%,
                     12/22/97.......................................     1,377
        (h)3,000   Federative Republic of Brazil 6.94%,
                     4/15/09........................................     2,631
        (n)7,284   Federative Republic of Brazil Series C, PIK
                     8.00%, 4/15/14.................................     5,857
                                                                      --------
                                                                         9,865
                                                                      --------
    BULGARIA (2.5%)
        (h)2,250   Republic of Bulgaria Discount Bonds, 'A' 6.563%,
                     7/28/24........................................     1,659
        (h)4,500   Republic of Bulgaria Past Due Interest Bond
                     6.56%, 7/28/11.................................     3,254
                                                                      --------
                                                                         4,913
                                                                      --------
    VENEZUELA (2.4%)
        (h)5,000   Republic of Venezuela Front Loaded Interest
                     Reduction Bond, 'A' 6.75%, 3/31/07.............     4,652
                                                                      --------
  TOTAL EUROBONDS (COST $28,073)....................................    31,895
                                                                      --------

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
  FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (25.8%)
    ARGENTINA (2.0%)
$       (e)3,600   City of Buenos Aires 11.25%, 4/11/07.............  $  3,915
                                                                      --------
    BRAZIL (1.3%)
        (h)2,000   Federative Republic of Brazil Debt Conversion 'L'
                     Bond, 6.938%, 4/15/12..........................     1,655
             920   Federative Republic of Brazil 10.125%, 5/15/27...       887
                                                                      --------
                                                                         2,542
                                                                      --------
    BULGARIA (2.5%)
           8,500   Republic of Bulgaria Front Loaded Interest
                     Reduction Bond 2.25%, 7/28/12..................     4,856
                                                                      --------
    CAYMAN ISLANDS (0.9%)
   ZAR     8,000   National Financiera 17.00%, 2/26/99..............     1,763
                                                                      --------
    ECUADOR (2.5%)
$       (h)7,000   Republic of Ecuador Past Due Interest Bond, PIK,
                     6.44%, 2/28/25.................................     5,005
                                                                      --------
    IVORY COAST (1.2%)
      (e,n)6,800   Republic of Ivory Coast Front Loaded Interest
                     Reduction Bond 0.00%, 12/29/49.................     2,269
                                                                      --------
    JAMAICA (1.5%)
           3,000   Government of Jamaica 12.00%, 7/19/99............     3,000
                                                                      --------
    JORDAN (1.3%)
      (e,h)3,000   Kingdom of Jordan 6.75%, 12/23/23................     2,535
                                                                      --------
    MEXICO (2.7%)
           4,800   United Mexican States 11.375%, 9/15/16...........     5,399
                                                                      --------
    PERU (4.3%)
     (e,h)14,200   Republic of Peru Front Loaded Interest Reduction
                     Bond 3.25%, 3/7/17.............................     8,484
                                                                      --------
    RUSSIA (3.7%)
        (e)6,764   Ministry of Finance Tranche IV GDR 3.00%,
                     5/14/03........................................     4,539
        (e)5,000   Ministry of Finance Tranche VI GDR 3.00%,
                     5/14/06........................................     2,715
                                                                      --------
                                                                         7,254
                                                                      --------
    VENEZUELA (1.9%)
           4,000   Republic of Venezuela Discount Bond 'L', 6.75%,
                     12/18/07.......................................     3,712
                                                                      --------
  TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
    (COST $47,427)..................................................    50,734
                                                                      --------
  LOAN AGREEMENTS (7.9%)
    ALGERIA (2.9%)
      (h,r)6,500   Algeria Reprofiled Loan Agreement, 'A', 7.25%,
                     12/31/00.......................................     5,700
                                                                      --------
    GABON (2.6%)
        (h)6,217   Republic of Gabon Syndicated Loan, 6.69%,
                     4/1/04.........................................     5,067
                                                                      --------

                                                         -----------------------
                                                                    65
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
    IVORY COAST (1.9%)
$            750   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................  $    315
   FRF    35,644   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................     2,874
    DEM    2,210   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................       532
                                                                      --------
                                                                         3,721
                                                                      --------
    JAMAICA (0.5%)
$       (h)1,000   Republic of Jamaica Syndicated Loan, 6.63%,
                     12/1/05........................................       930
                                                                      --------
  TOTAL LOAN AGREEMENTS (COST $14,313)..............................    15,418
                                                                      --------
  YANKEE BONDS (3.5% )
    ARGENTINA (1.6%)
           1,850   Bridas Corp. 12.50%, 11/15/99....................     2,028
           1,000   Metrogas S.A., Series A, 12.00%, 8/15/00.........     1,115
                                                                      --------
                                                                         3,143
                                                                      --------
    BRAZIL (1.7%)
           3,000   Tevecap S.A. 12.625%, 11/26/04...................     3,244
                                                                      --------
    MEXICO (0.2%)
             400   Grupo Industrial Durango 12.625%,
                     8/1/03.........................................       450
                                                                      --------
  TOTAL YANKEE BONDS (COST $6,240)..................................     6,837
                                                                      --------
TOTAL FIXED INCOME SECURITIES (COST $158,649).......................   170,250
                                                                      --------


          SHARES
------------------------------------------------------------------------------

EQUITY SECURITIES (1.8%)
  PREFERRED STOCK (1.5%)
    UNITED STATES (1.5%)
        (e)5,610   Sinclair Capital 11.625%.........................       595
           2,084   Time Warner, Inc., 'M', PIK 10.25%...............     2,287
                                                                      --------
                                                                         2,882
                                                                      --------
  CONVERTIBLE PREFERRED STOCK (0.3%)
    UNITED STATES (0.3%)
           6,800   TCI Communications, Inc. 5.00%, 7/31/06..........       704
                                                                      --------
NO. OF WARRANTS
  WARRANTS (0.0%)
    COLOMBIA (0.0%)
        (a)4,900   Occidente Y Caribe, expiring 3/15/04.............        --
                                                                      --------
TOTAL EQUITY SECURITIES (COST $3,372)...............................     3,586
                                                                      --------


            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

STRUCTURED INVESTMENT (3.4%)
    BRAZIL (3.4%)
$       (f)8,000   Salomon Bros. Federative Republic of Brazil
                     Credit Linked Enhanced Access Note 9.00%,
                     1/5/99 (COST $6,844)...........................  $  6,768
                                                                      --------
TOTAL FOREIGN AND U.S. SECURITIES (91.9%) (COST $168,865)...........   180,604
                                                                      --------
SHORT-TERM INVESTMENTS (7.7%)
  DISCOUNT NOTES (6.1%)
    BULGARIA (3.7%)
       (v)12,750   Republic of Bulgaria Stripped Discount Notes,
                     6.5625%, 8/20/97...............................     7,329
                                                                      --------
    ECUADOR (1.7%)
        (v)6,000   Republic of Ecuador Stripped Discount Notes,
                     6.4375%, 9/29/97...............................     3,311
                                                                      --------
    MEXICO (0.7%)
        (v)1,750   United Mexican States Stripped Discount Notes,
                     6.375%, 9/9/97.................................     1,268
                                                                      --------
  TOTAL DISCOUNT NOTES..............................................    11,908
                                                                      --------
  REPURCHASE AGREEMENT (1.6%)
           3,146   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                     7/1/97, to be repurchased at $3,146
                     collateralized by $3,330, U.S. Treasury Bonds,
                     5.625%, due 2/15/06, valued at $3,200..........     3,146
                                                                      --------
TOTAL SHORT-TERM INVESTMENTS (COST $13,042).........................    15,054
                                                                      --------
TOTAL INVESTMENTS (99.6%) (COST $181,907)...........................   195,658
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)........................       830
                                                                      --------
NET ASSETS (100%)...................................................  $196,488
                                                                      ========

---------------

(a)   --  Non-income producing.
(d)   --  Security is valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $6,859 or 3.49% of net assets (Total cost $6,926).
(h)   --  Variable/floating rate security -- rate disclosed is as of June 30,
          1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date.
(r)   --  Issuer is making partial interest payments.
(v)   --  Yield at time of purchase.
DEM   --  Deutsche Mark
FRF   --  French Franc
GDR   --  Global Depositary Receipt
IO    --  Interest Only.
PIK   --  Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.
REMIC  -- Real Estate Mortgage Investment Conduit
ZAR   --  South African Rand

--------------
          66
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

  SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                          VALUE     PERCENT OF
INDUSTRY                                                                                  (000)     NET ASSETS
--------------------------------------------------------------------------------------  ---------  -------------
Foreign Government & Agency Obligations...............................................  $  82,630        42.1%
Loan Agreements.......................................................................     15,418         7.9
Materials.............................................................................     12,074         6.1
Services..............................................................................     10,924         5.5
Telecommunications....................................................................     10,746         5.5
Finance...............................................................................     10,522         5.3
Broadcast--Radio & Television.........................................................      8,247         4.2
Multi-Industry........................................................................      7,065         3.6
Structured Investment.................................................................      6,768         3.4
Consumer Goods........................................................................      5,065         2.6
Capital Equipment.....................................................................      2,310         1.2
Collateralized Mortgage Obligations & Asset Backed Securities.........................      2,173         1.1
Utilities.............................................................................      1,705         0.9
Energy................................................................................      1,648         0.8
Technology............................................................................      1,554         0.8
Insurance.............................................................................      1,132         0.6
Transportation........................................................................        623         0.3
                                                                                        ---------       -----
                                                                                        $ 180,604        91.9%
                                                                                        =========       =====

                                                         -----------------------
                                                                    67
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
COMMON STOCKS (78.8%)
  ARGENTINA (6.9%)
     (a)604,405   Acindar..........................................  $  1,548
        216,577   Banco del Suquia.................................       843
      (a)15,557   Disco ADR........................................       616
          5,499   Quilmes ADR......................................        56
         39,015   Quilmes Industrial ADR...........................       454
        269,077   Siderar 'A'......................................     1,103
      (e)10,470   Siderar ADR......................................       340
          8,585   Telecom Argentina ADR............................       451
         36,271   Telefonica de Argentina ADR......................     1,256
         50,695   YPF ADR..........................................     1,559
                                                                     --------
                                                                        8,226
                                                                     --------
  BRAZIL (29.6%)
         84,100   Brahma ADR.......................................     1,288
         23,059   CEMIG ADR........................................     1,161
         (e)683   CEMIG ADR........................................        35
   (a)9,835,918   CRT 'A'..........................................    14,800
         12,910   CVRD ADR.........................................       288
      8,850,000   Eletrobras.......................................     4,949
         63,195   Eletrobras ADR...................................     1,763
         10,020   Eletrobras 'B' ADR...............................       298
     19,723,000   Ericsson Telecomunicacoes........................     1,172
        780,000   Iven.............................................       533
      1,317,000   Lightpar.........................................       525
      (e)10,410   Lojas Arupua ADR.................................       173
         30,050   Pao de Acucar ADR................................       689
     17,568,000   Telebras.........................................     2,382
         27,081   Telebras ADR.....................................     4,110
         30,250   Unibanco GDR.....................................     1,123
                                                                     --------
                                                                       35,289
                                                                     --------
  CHILE (8.2%)
         20,250   Andina 'B' ADR...................................       423
         76,455   CCU ADR..........................................     1,677
         51,085   Chilectra ADR....................................     1,470
         14,793   Enersis ADR......................................       526
      (a)32,805   Quinenco ADR.....................................       607
        139,263   Santa Isabel ADR.................................     4,492
         30,360   Unimarc ADR......................................       569
                                                                     --------
                                                                        9,764
                                                                     --------
  COLOMBIA (2.0%)
      2,676,443   Banco de Colombia................................       981
        193,250   Bavaria..........................................     1,387
                                                                     --------
                                                                        2,368
                                                                     --------
  MEXICO (27.2%)
     (a)272,607   Banacci 'B'......................................       701
     (a)166,310   Banacci 'L'......................................       388
     (a)399,810   Bancomer 'B'.....................................       193
    (a,e)14,306   Bancomer 'B' ADR.................................       139
     (a)448,015   Banorte 'B'......................................       467
         85,398   Carso 'A1'.......................................       595
        552,354   Cemex CPO........................................     2,402
         28,435   Cemex CPO ADR....................................       247
        112,980   Cemex 'B'........................................       553
        102,320   Cemex 'B' ADR....................................       985
         70,645   Cifra 'B'........................................  $    132
         86,907   Cifra 'B' ADR....................................       159
        111,590   Cifra 'C'........................................       179
         24,155   Coca-Cola Femsa ADR..............................     1,247
           (a)1   Desc ADR.........................................        --
      (e)23,400   FEMSA ADR........................................       139
      1,059,645   FEMSA 'B'........................................     6,319
         38,250   Grupo Modelo 'C'.................................       265
         16,065   Hylsamex GDR.....................................       480
      1,278,645   Kimberly 'A'.....................................     5,126
        175,725   Maseca 'B'.......................................       192
         60,750   Maseca 'B' ADR...................................     1,002
         22,025   Panamco..........................................       724
        462,930   Soriana 'B'......................................     1,164
      (a)29,265   TAMSA ADR........................................       540
         96,075   Telemex ADR......................................     4,588
     (a)114,849   Televisa CPO ADR.................................     3,489
                                                                     --------
                                                                       32,415
                                                                     --------
  PERU (2.0%)
         66,725   Banco Weise ADR..................................       433
          8,010   Credicorp Ltd....................................       176
        431,857   Ferreyros........................................       497
         21,140   Luz Del Sur......................................        25
         46,200   Tel Peru 'B' ADR.................................     1,210
                                                                     --------
                                                                        2,341
                                                                     --------
  VENEZUELA (2.9%)
         35,632   CANTV ADR........................................     1,537
      1,139,084   Electricidad de Caracas..........................     1,825
          7,785   Mavesa ADR.......................................        79
                                                                     --------
                                                                        3,441
                                                                     --------
TOTAL COMMON STOCKS (COST $81,747).................................    93,844
                                                                     --------
PREFERRED STOCKS (17.7%)
  BRAZIL (NON-VOTING STOCKS) (17.7%)
 (a,d)8,115,000   Banco Nacional...................................        --
      3,012,000   Brahma...........................................     2,294
     77,444,200   CEMIG............................................     3,992
      3,397,000   Coteminas........................................     1,325
      3,163,771   CPFL.............................................       526
         41,187   CVRD.............................................       911
    (a,d)31,997   CVRD 'B' ADR.....................................        --
      1,572,000   Eletrobras 'B'...................................       937
     56,805,300   Lojas Arapua.....................................       923
     24,618,000   Lojas Renner.....................................     1,262
     13,872,000   Petrobras........................................     3,853
     33,506,383   Telebras.........................................     5,082
                                                                     --------
TOTAL PREFERRED STOCKS (COST $19,314)..............................    21,105
                                                                     --------


         NO. OF
         RIGHTS
-----------------------------------------------------------------------------

RIGHTS (0.0%)
  BRAZIL (0.0%)
         (a)121   Lojas Arapua, expiring 12/31/97 (COST $0)........        --
                                                                     --------
TOTAL FOREIGN SECURITIES (96.5%) (COST $101,061)...................   114,949
                                                                     --------

--------------
          68
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

           FACE
         AMOUNT                                                         VALUE
          (000)                                                         (000)
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENT (4.0%)
  REPURCHASE AGREEMENT (4.0%)
$         4,769   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                    7/1/97, to be repurchased at $4,770,
                    collateralized by $5,050 U.S. Treasury Bonds,
                    5.625%, due 2/15/06, valued at $4,852 (COST
                    $4,769)........................................  $  4,769
                                                                     --------
TOTAL INVESTMENT IN SECURITIES (100.5%) (COST $105,830)............   119,718
                                                                     --------
FOREIGN CURRENCY (0.1%)
    ARP      14   Argentine Peso...................................        15
   COP   37,481   Colombian Peso...................................        34
    MXP     740   Mexican Peso.....................................        93
   VEB    2,254   Venezuelan Bolivar...............................         5
                                                                     --------
TOTAL FOREIGN CURRENCY (COST $147).................................       147
                                                                     --------

                                                                        VALUE
                                                                        (000)
-----------------------------------------------------------------------------

TOTAL INVESTMENTS (100.6%) (COST $105,977).........................  $119,865
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)......................      (805)
                                                                     --------
NET ASSETS (100%)..................................................  $119,060
                                                                     ========

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
ADR   --  American Depositary Receipt
CPO   --  Certificate of Participation
GDR   --  Global Depositary Receipt

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                     PERCENT
                                                        OF
                                           VALUE       NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Telecommunications......................  $ 35,415      29.7%
Energy..................................    22,894      19.2
Consumer Goods..........................    17,771      14.9
Materials...............................    14,522      12.2
Services................................    12,829      10.8
Finance.................................     5,446       4.6
Capital Equipment.......................     3,075       2.6
Multi-Industry..........................     2,997       2.5
                                          --------       ---
                                          $114,949      96.5%
                                          ========      ====

                                                         -----------------------
                                                                    69
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
COMMON STOCKS (82.4%)
  ARGENTINA (2.4%)
        (a)12,975   Nortel Inversora ADR.............................  $    352
           36,212   Quilmes ADR......................................       371
           10,847   Telecom Argentina ADR............................       569
           81,130   Telefonica Argentina ADR.........................     2,809
           35,145   YPF ADR..........................................     1,081
                                                                       --------
                                                                          5,182
                                                                       --------
  BRAZIL (6.3%)
           77,330   Brahma ADR.......................................     1,184
       (a,e)2,140   Celesc GDS.......................................       297
       (a)389,600   CRT 'A'..........................................       586
            5,020   CVRD ADR.........................................       112
        5,517,000   Eletrobras.......................................     3,085
            9,140   Eletrobras ADR...................................       271
           35,990   Eletrobras ADR...................................     1,004
          927,000   Lightpar.........................................       369
        (e)14,225   Lojas Arupua ADR.................................       236
            1,960   Pao de Acucar....................................        45
        (e)14,961   Pao de Acucar ADR................................       340
        9,198,000   Telebras.........................................     1,247
           20,845   Telebras ADR.....................................     3,163
       (a)550,397   Telesp...........................................       162
           34,420   Unibanco GDR.....................................     1,278
                                                                       --------
                                                                         13,379
                                                                       --------
  CHILE (0.6%)
           16,645   CCU ADR..........................................       365
            8,290   Enersis ADR......................................       295
           18,649   Santa Isabel ADR.................................       601
                                                                       --------
                                                                          1,261
                                                                       --------
  CHINA (0.3%)
          412,000   Guangshen Railway Co. Ltd. 'H'...................       181
            6,000   Guangshen Railway Co. Ltd. ADR...................       131
          696,000   Zhenhai Refining & Chemical Co., Ltd.............       252
                                                                       --------
                                                                            564
                                                                       --------
  COLOMBIA (0.0%)
          215,412   Banco de Colombia................................        79
                                                                       --------
  EGYPT (1.5%)
            7,916   Ameriyah Cement Co...............................       193
           34,430   Commercial International Bank....................       720
        (a)24,250   Commercial International Bank GDR................       506
            9,170   Eastern Tobacco..................................       232
         (a)1,895   Egypt American Bank..............................        75
            5,775   Egyptian Finance & Industrial....................       345
           10,800   General Silo Storage.............................       281
           10,475   Helwan Portland Cement...........................       222
            3,200   Madinet Housing & Development....................       226
            1,950   North Cairo Flour Mills..........................       102
            7,375   Tora H. Portland Cement..........................       187
                                                                       --------
                                                                          3,089
                                                                       --------
  HONG KONG (2.5%)
           82,000   Cheung Kong Holdings Ltd.........................       810
       (a)338,000   China Everbright Ltd. -- IHD Pacific Ltd.........     1,010
          778,000   China Resources Beijing Land.....................       577
          272,000   China Resources Enterprises Ltd..................     1,334
           50,000   Hutchison Whampoa Ltd............................       432
           68,000   New World Development Co., Ltd...................  $    406
          130,000   Shanghai Industrial Holdings Ltd.................       809
                                                                       --------
                                                                          5,378
                                                                       --------
  HUNGARY (0.4%)
         (a)3,601   BorsodChem Rt. GDR...............................       140
        (a)16,416   MOL Magyar Olaj-es Gazipari Rt. GDR..............       365
            1,790   Pannonplast Rt...................................        90
        (a)12,850   Tiszai Vegyi Kombinat Rt. GDR....................       220
                                                                       --------
                                                                            815
                                                                       --------
  INDIA (9.2%)
          413,150   Automotive Axles Ltd.............................       548
          181,400   Bharat Heavy Electricals Ltd.....................     1,960
           12,369   Century Textiles & Industries GDR................       656
        (a)75,000   Container Corp. of India Ltd.....................     1,095
               50   E.I.D. Parry Ltd. GDR............................        --
       (e)150,000   E.I.D. Parry Ltd. GDR............................       375
          201,600   Great Eastern Shipping GDR.......................     1,613
          100,000   Gujarat Ambuja Cement GDR........................     1,163
          214,816   Gujarat Narmada Valley Fertilizers Co., Ltd.
                      GDR............................................       537
          504,000   Hindustan Development Corp. Ltd. GDR.............       126
           24,400   Hoechst Shering Agrevo Ltd.......................       460
           12,500   Housing Development Finance Corp., Ltd...........     1,426
           75,000   India Cements Ltd. GDR...........................       244
           13,700   Indian Rayon & Industries GDR....................       173
     (d,e)108,750   Indo Rama Synthetics Ltd. GDR....................       544
          152,000   ITC Ltd..........................................     2,389
          145,000   ITC Ltd. GDS.....................................     2,647
            4,320   JCT Ltd. GDR.....................................         7
           (e)160   JCT Ltd. GDR.....................................        --
          230,750   JK Corp. GDR.....................................       121
          150,000   Mahanagar Telephone Nigam, Ltd...................     1,273
           50,000   Mahindra & Mahindra Ltd. GDR.....................       744
          100,000   Philips India Ltd................................       243
           21,150   Rane Madras Ltd..................................       151
        (a)27,750   Raymond Ltd. GDR.................................       120
       (a)280,000   Sanghi Polyester Ltd. GDR........................       147
          317,000   SIV Industries GDR...............................       127
          302,600   Tube Investments of India Ltd. GDR...............       265
           60,550   United Phosphorus Ltd. GDR.......................       394
                                                                       --------
                                                                         19,548
                                                                       --------
  INDONESIA (4.7%)
       (a)648,000   Astra International (Foreign)....................     2,664
   (a,d)1,424,202   Bank International Indonesia (Foreign)...........     1,230
     (d)1,998,000   Bank Negara Indonesia (Foreign)..................     1,273
       (d)456,500   Bimantara Citra (Foreign)........................       798
       (d)248,000   Gudang Garam (Foreign)...........................     1,040
     (a,d)309,000   Hanjaya Mandala Sampoerna (Foreign)..............     1,179
       (d)501,203   Indah Kiat Pulp & Paper (Foreign)................       294
     (a,d)226,800   Indofood Sukses Makmur (Foreign).................       522
     (a,d)476,000   Matahari Putra Prima (Foreign)...................       959
           99,000   Mayora Indah (Foreign)...........................        56
           41,000   Putra Surya Multidana (Foreign)..................        65
                                                                       --------
                                                                         10,080
                                                                       --------
  ISRAEL (2.1%)
       (a)112,600   Bank Hapoalim Ltd................................       234
                1   Elbit Medical Imaging Ltd........................        --
           37,500   Elbit Systems Ltd................................       448

--------------
          70
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
  ISRAEL (CONT.)
              680   First International Bank of Israel Ltd. '1'......  $     98
              893   First International Bank of Israel Ltd. '5'......       688
            8,600   Koor Industries Ltd..............................       761
           16,500   Koor Industries Ltd. ADR.........................       291
           91,800   Osem Investment Ltd..............................       487
          467,800   Super Sol Ltd....................................     1,501
                                                                       --------
                                                                          4,508
                                                                       --------
  KOREA (6.0%)
           37,900   Cho Hung Bank Co., Ltd. GDR......................       275
           15,195   Cho Hung Bank Co., Ltd. (Foreign)................       101
        (a)19,760   Hansol Paper Co..................................       501
           (a)657   Hanwha Chemical Corp.............................         5
      (a,d)47,810   Housing & Commercial Bank, Korea.................       892
        (a)30,592   Hyundai Engineering & Construction Co.
                      (Foreign)......................................       785
      (a,d)31,292   Kookmin Bank.....................................       577
        (a)37,775   Kookmin Bank GDR.................................       798
           45,097   Korea Electric Power Corp........................     1,346
           25,600   Korea Exchange Bank..............................       169
           13,920   LG Information & Communication Ltd...............     1,724
           11,070   Pohang Iron & Steel Co., Ltd. ADR................       354
        (d)10,026   Pohang Iron & Steel Co., Ltd.....................     1,027
      (a,e)16,184   Samsung Electronics Co. GDS (New)................       908
        (d)23,691   Samsung Electronics Co. (Foreign)................     2,652
        (d)49,945   Shinhan Bank Co., Ltd. (Foreign).................       724
                                                                       --------
                                                                         12,838
                                                                       --------
  MALAYSIA (1.1%)
          214,000   Commerce Asset Holdings Bhd......................       564
          125,000   Genting Bhd......................................       599
           52,000   Rashid Hussain Bhd...............................       330
          174,000   Resorts World Bhd................................       524
           45,000   United Engineers Bhd.............................       324
                                                                       --------
                                                                          2,341
                                                                       --------
  MEXICO (11.0%)
           44,710   Apasco...........................................       320
       (a)266,176   Banacci 'B'......................................       685
       (a)193,888   Banacci 'L'......................................       453
          600,692   Bancomer 'B'.....................................       290
      (a,e)93,470   Bancomer 'B' ADR.................................       911
          103,755   Carso 'A1'.......................................       723
           29,110   Carso ADR........................................       410
          293,969   Cemex CPO........................................     1,279
           63,369   Cemex CPO ADR....................................       550
           64,440   Cemex 'B'........................................       315
           87,780   Cemex 'B' ADR....................................       845
           15,004   Cifra 'A'........................................        28
          122,675   Cifra 'C'........................................       196
           15,226   Desc ADR.........................................       443
          851,140   FEMSA 'B'........................................     5,076
        (a)36,726   Gruma 'B'........................................       170
       (a,e)3,953   Gruma ADR........................................        73
          299,297   Kimberly 'A'.....................................     1,200
          107,474   Maseca 'B'.......................................       118
          125,040   Telemex 'L' ADR..................................     5,971
       (a)113,787   Televisa CPO GDR.................................     3,457
                                                                       --------
                                                                         23,513
                                                                       --------
  PAKISTAN (3.3%)
        1,042,000   Fauji Fertilizer Co., Ltd........................  $  2,049
       (a)453,400   Hub Power Co.....................................       459
       (a)181,500   Karachi Electric.................................        54
       (a)150,000   Nishat Mills Ltd.................................        74
           96,870   Pakistan State Oil Co., Ltd......................       780
        3,492,500   Pakistan Telecommunication Co....................     2,657
     (a)1,300,850   Sui Northern Gas Pipelines.......................     1,022
                                                                       --------
                                                                          7,095
                                                                       --------
  PERU (0.5%)
           39,045   Tele Peru 'B' ADR................................     1,022
                                                                       --------
  POLAND (1.5%)
        (a)16,340   Agros Holdings S.A. 'D'..........................       413
         (a)8,300   Bank of Handlowy W Warszawie S.A.................        88
           12,500   Bank Rozwoju Eksportu S.A........................       262
         (a)6,436   Bank Slaski S.A..................................       460
          223,822   Big Bank Inicjatyw...............................       269
           15,750   Debica S.A.......................................       324
            1,800   E. Wedel S.A.....................................        97
           77,100   Elektrim S.A.....................................       671
        (a)34,700   Exbud S.A........................................       350
           94,000   Polifarb Wroclaw S.A.............................       352
                                                                       --------
                                                                          3,286
                                                                       --------
  RUSSIA (7.6%)
    (a)11,618,000   Edinaya Energetiches.............................     4,205
        (a)23,900   Gazprom ADR......................................       396
     (a)1,622,000   Irkutskenergo....................................       552
       (a)110,000   Lukoil Holdings Co...............................     2,159
        (a)14,000   Lukoil Holdings Co. ADR..........................     1,105
     (a)1,377,000   Moscow Energy (Mosenergo)........................     1,929
       (a)354,200   Rostelekom.......................................     1,374
       (a,d,f)600   Storyfirst Communications........................     1,500
           42,000   Surgutneftegaz ADR...............................     2,248
         (a)6,000   Tatneft ADR......................................       639
                                                                       --------
                                                                         16,107
                                                                       --------
  SINGAPORE (0.4%)
       (a)223,200   Want Want Holdings...............................       741
                                                                       --------
  SOUTH AFRICA (7.1%)
           43,200   Amalgamated Banks of South Africa................       310
          110,800   Barlow Ltd.......................................     1,205
           33,502   Bidvest Group Ltd................................       258
           13,300   De Beers Centenary AG............................       491
            4,100   Dreifontein Consolidation Ltd....................        28
          146,500   Ellerine Holdings, Ltd...........................     1,043
          106,800   First National Bank Holdings, Ltd................       918
        (a)11,058   Foodcorp Limited.................................        84
          300,600   Gencor Ltd.......................................     1,385
          182,400   Illovo Sugar Ltd.................................       418
           98,600   Malbak Ltd.......................................       156
            2,454   New Clicks Holdings Ltd..........................         3
           90,000   Persetel Holdings Ltd............................       633
          246,000   Rembrandt Group Ltd..............................     2,624
          241,700   Reunert Ltd......................................       828
          349,100   Sasol Ltd........................................     4,578
           16,258   South African Druggists Ltd......................       136
                                                                       --------
                                                                         15,098
                                                                       --------

                                                         -----------------------
                                                                    71
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
  TAIWAN (4.0%)
       (a)254,000   Acer, Inc........................................  $    914
       (a)202,500   Asustek Computer, Inc............................     2,681
        (a)98,000   China Development Corp...........................       506
       (a)383,500   Compal Electronics, Inc..........................     1,517
          827,000   Far Eastern Textile, Ltd.........................     1,300
          153,690   Formosa Plastics Corp............................       370
       (a)203,740   Kuoyang Construction.............................       491
          203,000   Siliconware Precision Industries Co..............       686
                                                                       --------
                                                                          8,465
                                                                       --------
  THAILAND (4.8%)
           32,000   Advanced Information Services Co. Ltd............       279
          125,100   Advanced Information Services Co., Ltd.
                      (Foreign)......................................       893
          356,500   Bangkok Bank Co., Ltd. (Foreign).................     2,450
            5,000   Banpu Public Co., Ltd (Foreign)..................        73
           88,700   Central Pattana Public Co., Ltd..................       123
          127,000   Industrial Finance (Foreign).....................       162
        (a)19,000   Lanna Lignite Public Co., Ltd....................       134
            3,000   Lanna Lignite Public Co., Ltd (Foreign)..........        20
           95,000   National Finance & Securities Co.................        60
          183,000   National Finance & Securities Co., Ltd.
                      (Foreign)......................................       115
          201,700   National Petrochemical Public Co., Ltd...........       206
        (d)30,700   National Petrochemical Public Co., Ltd.
                      (Foreign)......................................        31
            5,000   Shinawatra Computer Co. Ltd......................        35
       (d)126,440   Shinawatra Computer Co., Ltd. (Foreign)..........       874
           15,550   Siam Cement Co., Ltd. (Foreign)..................       269
          324,800   Siam Commercial Bank Co. Ltd. (Foreign)..........     1,329
       (a)537,300   Thai Farmers Bank Public Co., Ltd (Foreign)......     2,282
           43,000   Tipco Asphalt Public Company Ltd.................       224
          141,000   United Communication Industry....................       582
         (d)9,000   United Communication Industry (Foreign)..........        37
                                                                       --------
                                                                         10,178
                                                                       --------
  TURKEY (4.1%)
        5,388,750   Arcelik A.S......................................       726
        5,306,500   Bossa Ticaret ve Sanayii Isletmeleri A.S.........       120
        1,545,750   Ege Biracilik Ve Malt Sanayii....................       359
        5,670,000   Erciyas Biracilik Ve Malt Sanayii................       678
       12,391,000   Eregli Demir Ve Celik Fabrikalari A.S............     2,065
        1,333,000   Guney Biraculik Ve Malt Sana.....................        75
    (a)53,109,383   Turkiye Garanti Bankasi..........................     2,002
     (a)4,075,000   Vestel Elektronik Sanayii ve Ticaret A.S.........       228
   (a)105,904,330   Yapi Ve Kredi Bankasi A.S........................     2,424
                                                                       --------
                                                                          8,677
                                                                       --------
  VENEZUELA (0.2%)
           75,000   C.A. La Electricidad de Caracas..................       120
            9,195   CANTV ADR........................................       397
                                                                       --------
                                                                            517
                                                                       --------
  ZIMBABWE (0.8%)
          550,450   Delta Corp.......................................       845
          339,900   Meikles Africa Ltd...............................       836
                                                                       --------
                                                                          1,681
                                                                       --------
TOTAL COMMON STOCKS (COST $160,489)..................................
                                                                        175,442
                                                                       --------
PREFERRED STOCKS (11.0%)
  BRAZIL (NON-VOTING STOCKS) (10.5%)
       41,968,584   Banco Bradesco...................................  $    423
  (a,d)11,156,000   Banco Nacional...................................         1
        4,609,099   Brahma...........................................     3,511
       65,899,110   CEMIG............................................     3,397
           31,430   CEMIG ADR........................................     1,582
     (a)3,780,500   CRT..............................................     5,689
        1,256,000   Coteminas........................................       490
        1,697,000   Eletrobras 'B'...................................     1,012
        1,948,200   Itaubanco........................................     1,091
       12,437,000   Lojas Arapua S.A.................................       202
        6,448,000   Lojas Renner S.A.................................       331
     (a)4,660,000   Pao de Acucar....................................       106
        8,858,000   Petrobras........................................     2,460
       11,381,390   Telebras.........................................     1,726
          734,661   Telesp...........................................       240
                                                                       --------
                                                                         22,261
                                                                       --------
  RUSSIA (0.5%)
       (a)450,000   Rostelekom.......................................     1,125
                                                                       --------
TOTAL PREFERRED STOCKS (COST $18,578)................................    23,386
                                                                       --------
INVESTMENT COMPANIES (1.4%)
  UNITED STATES (1.4%)
        (g)34,265   Morgan Stanley Africa Investment Fund, Inc.......       612
     (a,g)186,045   Morgan Stanley India Investment Fund, Inc........     2,407
                                                                       --------
TOTAL INVESTMENT COMPANIES (COST $2,379).............................     3,019
                                                                       --------

           NO. OF
           RIGHTS
-------------------------------------------------------------------------------
RIGHTS (0.0%)
  BRAZIL (0.0%)
     (a,d)130,370   CRT..............................................        30
                                                                       --------
  INDONESIA (0.0%)
     (a,d)451,083   Indah Kiat Pulp & Paper, expiring 7/11/02........        79
                                                                       --------
  MALAYSIA (0.0%)
      (a,d)42,800   Commerce Asset Holdings Bhd., expiring 7/23/97...         3
            (a,d)   Rashid Hussain Bhd., expiring 12/31/02...........        --
                                                                       --------
TOTAL RIGHTS (COST $0)...............................................       112
                                                                       --------

           NO. OF
         WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.1%)
  INDONESIA (0.0%)
       (a)126,596   Bank International Indonesia, expiring 1/17/00...        49
      (a,d)80,192   Indah Kiat Pulp & Paper, expiring 7/11/02........        14
                                                                       --------
                                                                             63
                                                                       --------
  MALAYSIA (0.0%)
      (a,d)26,750   Commerce Asset Holdings Bhd., expiring 7/23/97...        --
                                                                       --------

--------------
          72
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

           NO. OF                                                         VALUE
         WARRANTS                                                         (000)
-------------------------------------------------------------------------------
  THAILAND (0.1%)
        (a)88,000   Thai Farmers Bank Public Co., Ltd, expiring
                      9/30/99........................................  $     26
       (a)102,487   Thai Farmers Bank Public Co., Ltd, expiring
                      9/15/02........................................        45
                                                                       --------
                                                                             71
                                                                       --------
TOTAL WARRANTS (COST $120)...........................................       134
                                                                       --------

             FACE
           AMOUNT
            (000)

-------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (0.4%)
  BULGARIA (0.4%)
$          (n)750   Bulgaria Front Loaded Interest Reduction Bond,
                      'A' 2.25%, 7/28/24.............................       428
              400   Bulgaria Discount Bonds, 'A' (Euro) 6.563%,
                      7/28/24........................................       295
                                                                       --------
TOTAL FOREIGN GOVERNMENT BONDS (COST $495)...........................       723
                                                                       --------
CONVERTIBLE DEBENTURE (0.1%)
  INDIA (0.0%)
           (a)120   Tata Iron & Steel Co. 2.25%, 4/1/99..............       112
                                                                       --------
  SOUTH AFRICA (0.1%)
        (a)14,600   Sasol 8.50%, 12/15/2099..........................       182
                                                                       --------
TOTAL CONVERTIBLE DEBENTURES (COST $306).............................       294
                                                                       --------
TOTAL FOREIGN SECURITIES (95.4%) (COST $182,367).....................   203,110
                                                                       --------
SHORT-TERM INVESTMENT (4.7%)
    REPURCHASE AGREEMENT (4.7%)
            9,936   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                      7/1/97, to be repurchased at $9,938,
                      collateralized by $10,520 U.S. Treasury Bonds,
                      5.625%, due 2/15/06, value at $10,108 (COST
                      $9,936)........................................     9,936
                                                                       --------
TOTAL INVESTMENT IN SECURITIES (100.1%) (COST $192,303)..............   213,046
                                                                       --------


           AMOUNT                                                         VALUE
            (000)                                                         (000)
-------------------------------------------------------------------------------
FOREIGN CURRENCY (1.6%)
   ARP         14   Argentine Peso...................................  $     14
   BRL        745   Brazilian Real...................................       692
  COP       7,025   Colombian Peso...................................         6
   EGP          6   Egyptian Pound...................................         2
   HKD        356   Hong Kong Dollar.................................        46
  INR      60,094   Indian Rupee.....................................     1,679
  IDR     147,154   Indonesian Rupiah................................        61
    MYR        27   Malaysian Ringgit................................        11
   MXP        245   Mexican Peso.....................................        31
   PHP        343   Philippine Peso..................................        13
   PLZ        954   Polish Zloty.....................................       290
   ZAR          4   South African Rand...............................         1
   KRW     91,547   South Korean Won.................................       103
   TWD      9,787   Taiwan Dollar....................................       352
   THB      4,960   Thai Baht........................................       191
  TRL   2,088,265   Turkish Lira.....................................        14
   VEB     12,177   Venezuelan Bolivar...............................        25
                                                                       --------
TOTAL FOREIGN CURRENCY (COST $3,537).................................     3,531
                                                                       --------
TOTAL INVESTMENTS (101.7%) (COST $195,840)...........................   216,577
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)........................    (3,631)
                                                                       --------
NET ASSETS (100%)....................................................  $212,946
                                                                       ========

---------------

(a)   --  Non-income producing.
(d)   --  Securities valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $1,500 or 0.70% of net assets (Total cost $1,500).
(g)   --  The Fund is advised by an affiliate.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity.
ADR   --  American Depositary Receipt
CPO   --  Certificate of Participation
GDR   --  Global Depositary Receipt
GDS   --  Global Depositary Shares

                                                         -----------------------
                                                                    73
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                            IN EXCHANGE
 TO DELIVER     VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
   (000)        (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
------------  ---------  -----------  ------------  ---------  -----------------
$       344   $     344      7/1/97     ZAR  1,552  $     342      $      (2)
$       182         182      7/1/97      ZAR   823        181             (1)
$       303         303      7/2/97     THB  7,841        303             --
 THB 10,728         407     8/18/97   $        400        400             (7)
 THB 50,782       1,925     8/18/97   $      1,900      1,900            (25)
$       925         925     8/19/97     THB 24,929        945             20
 THB 54,917       2,081     8/19/97   $      2,040      2,040            (41)
 THB 42,767       1,602     9/16/97   $      1,613      1,613             11
 THB 76,873       2,881     9/16/97   $      2,897      2,897             16
              ---------                             ---------      ---------
              $  10,650                             $  10,621      $     (29)
              =========                             =========      =========


---------------

THB   --  Thai Baht
ZAR   --  South African Rand

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
-----------------------------------------------------------------------------  ---------  -------------
Consumer Goods...............................................................  $  41,477         19.4%
Services.....................................................................     40,458         19.0
Finance......................................................................     35,032         16.5
Energy.......................................................................     25,925         12.2
Multi-Industry...............................................................     20,185          9.5
Materials....................................................................     20,033          9.4
Capital Equipment............................................................     19,249          9.0
Foreign Government Bonds.....................................................        723          0.4
Gold Mines...................................................................         28          0.0
                                                                               ---------         ----
                                                                               $ 203,110         95.4%
                                                                               =========         ====


--------------
          74
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

COMMON STOCKS (94.9%)
  CAPITAL GOODS (13.1%)
    AEROSPACE & DEFENSE (13.1%)
17,500......   Boeing Co........................................  $    929
(a)11,000...   Litton Industries, Inc...........................       532
10,400......   McDonnell Douglas Corp...........................       712
21,700......   Textron, Inc.....................................     1,440
14,100......   Thiokol Corp.....................................       987
49,600......   United Technologies Corp.........................     4,117
                                                                  --------
                                                                     8,717
                                                                  --------
  CONSUMER--CYCLICAL (31.8%)
    BROADCAST--RADIO & TELEVISION (1.9%)
(a)20,400...   Clear Channel Communications, Inc................     1,255
                                                                  --------
    FOOD SERVICE & LODGING (20.7%)
34,200......   Cracker Barrel Old Country Store, Inc............       907
(a)212,700..   HFS, Inc.........................................    12,337
10,500......   McDonald's Corp..................................       507
                                                                  --------
                                                                    13,751
                                                                  --------
    LEISURE RELATED (3.9%)
(a)61,500...   GTECH Holdings Corp..............................     1,983
34,700......   International Game Technology....................       616
                                                                  --------
                                                                     2,599
                                                                  --------
    PUBLISHING (2.8%)
(a)126,100..   K-III Communications Corp........................     1,513
6,700.......   Time Warner, Inc.................................       323
                                                                  --------
                                                                     1,836
                                                                  --------
    RETAIL--GENERAL (2.5%)
24,200......   Home Depot, Inc..................................     1,668
                                                                  --------
  TOTAL CONSUMER--CYCLICAL......................................    21,109
                                                                  --------
  CONSUMER--STAPLES (13.0%)
    BEVERAGES (3.9%)
113,700.....   Coca-Cola Enterprises, Inc.......................     2,615
                                                                  --------
    HEALTH CARE SUPPLIES & SERVICES (2.0%)
12,900......   AETNA, Inc.......................................     1,321
                                                                  --------
    TOBACCO (7.1%)
106,300.....   Philip Morris Cos., Inc..........................     4,717
                                                                  --------
  TOTAL CONSUMER--STAPLES.......................................     8,653
                                                                  --------
  DIVERSIFIED (12.0%)
    DIVERSIFIED (12.0%)
17,000......   Allied Signal, Inc...............................     1,428
       (a)63   Berkshire Hathaway, Inc..........................     2,974
      27,000   ITT Industries, Inc..............................       695
      19,700   Loews Corp.......................................     1,972
      45,500   Viad Corp........................................       876
                                                                  --------
                                                                     7,945
                                                                  --------

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  ENERGY (1.3%)
    COAL, GAS, & OIL (1.3%)
   (a)11,000   Diamond Offshore Drilling, Inc...................  $    859
                                                                  --------
  FINANCE (19.4%)
    BANKING (7.0%)
      15,000   BankAmerica Corp.................................       968
       2,600   Chase Manhattan Corp.............................       252
      10,300   Citicorp.........................................     1,242
       8,133   Wells Fargo Co...................................     2,192
                                                                  --------
                                                                     4,654
                                                                  --------
    FINANCIAL SERVICES (4.4%)
      14,000   American Express Co..............................     1,043
       7,700   Franklin Resources, Inc..........................       559
      10,100   Student Loan Marketing Association...............     1,283
                                                                  --------
                                                                     2,885
                                                                  --------
    INSURANCE (8.0%)
      14,200   ACE Ltd..........................................     1,049
      21,700   CMAC Investment Corp.............................     1,036
   (a)14,800   CNA Financial Corp...............................     1,560
      13,100   MGIC Investment Corp.............................       628
       7,500   Progressive Corp.................................       653
      15,600   USF&G Corp.......................................       374
                                                                  --------
                                                                     5,300
                                                                  --------
  TOTAL FINANCE.................................................    12,839
                                                                  --------
  MATERIALS (1.0%)
    CHEMICALS (1.0%)
      11,000   Du Pont (EI) de Nemours Co.......................       692
                                                                  --------
  SERVICES (2.9%)
    BUSINESS SERVICES (1.0%)
       8,300   Xerox Corp.......................................       655
                                                                  --------
    TRANSPORTATION (1.9%)
    (a)6,900   AMR Corp.........................................       638
   (a)17,400   U.S. Airways Group Inc...........................       609
                                                                  --------
                                                                     1,247
                                                                  --------
  TOTAL SERVICES................................................     1,902
                                                                  --------
  TECHNOLOGY (0.4%)
    ELECTRONICS (0.4%)
       8,600   Watkins Johnson Co...............................       264
                                                                  --------
  TOTAL COMMON STOCKS (COST $59,265)............................    62,980
                                                                  --------

                                                         -----------------------
                                                                    75
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------

SHORT-TERM INVESTMENT (7.6%)
  REPURCHASE AGREEMENT (7.6%)
$      5,014   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $5,015,
                 collaterallized by $5,310 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $5,102 (COST
                 $5,014)........................................  $  5,014
                                                                  --------
TOTAL INVESTMENTS (102.5%) (COST $64,279).......................    67,994
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.5%)...................    (1,681)
                                                                  --------
NET ASSETS (100%)...............................................  $ 66,313
                                                                  ========


---------------

(a)   --  Non-income producing.

SECURITIES SOLD SHORT (NOTE A-6)

                                                                 VALUE
  SHARES                                                         (000)
-----------                                                    ---------
    98,300   CUC International, Inc. (TOTAL PROCEEDS $2,301)   $   2,537
                                                               =========


--------------
          76
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND


--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                  VALUE
    SHARES                                                        (000)
-----------------------------------------------------------------------
COMMON STOCKS (86.9%)
  APARTMENT (19.7%)
     2,500   Amli Residential Properties Trust REIT...........  $    59
    13,700   Associated Estates Realty Corp. REIT.............      322
    21,500   Avalon Properties, Inc. REIT.....................      615
    20,200   Bay Apartment Communities, Inc. REIT.............      747
     1,500   Columbus Realty Trust REIT.......................       34
    26,700   Essex Property Trust, Inc. REIT..................      858
    13,400   Gables Residential Trust REIT....................      338
    18,800   Merry Land & Investment Co., Inc. REIT...........      408
    15,900   Oasis Residential, Inc. REIT.....................      374
    18,900   Security Capital Atlantic, Inc...................      452
     2,600   Summit Properties, Inc. REIT.....................       54
 (a)47,451   Wellsford Properties Inc.........................      522
                                                                -------
                                                                  4,783
                                                                -------
  HEALTHCARE (9.7%)
     6,900   Alexandria Real Estate Equities, Inc. REIT.......      151
 (a)15,600   ARV Assisted Living, Inc.........................      172
     7,500   Health Care Property Investors, Inc. REIT........      264
     1,600   LTC Properties, Inc..............................       29
    43,200   Nationwide Health Properties, Inc................      950
    24,000   Omega Healthcare Investors, Inc..................      785
                                                                -------
                                                                  2,351
                                                                -------
  LAND (1.9%)
    45,424   Atlantic Gulf Communities Corp...................      289
  (a)9,700   Catellus Development Corp........................      176
                                                                -------
                                                                    465
                                                                -------
  LODGING/LEISURE (12.5%)
    44,500   American General Hospitality Corp................    1,101
 (a)26,100   Extended Stay of America, Inc....................      411
 (a)24,500   Host Marriott Corp...............................      437
 (a)31,700   John Q. Hammons Hotels, Inc......................      293
 (a)15,400   Servico, Inc.....................................      229
    13,300   Starwood Lodging Trust REIT......................      568
                                                                -------
                                                                  3,039
                                                                -------
  MANUFACTURED HOMES (6.6%)
    41,148   Chateau Properties, Inc. REIT....................    1,178
    18,100   Manufactured Home Communities, Inc. REIT.........      417
                                                                -------
                                                                  1,595
                                                                -------
  OFFICE & INDUSTRIAL (20.7%)
    INDUSTRIAL (3.3%)
     2,750   EastGroup Properties, Inc. REIT..................       55
     8,800   Meridian Industrial Trust REIT...................      207
    25,000   Pacific Gulf Properties, Inc. REIT...............      550
                                                                -------
                                                                    812
                                                                -------
    OFFICE (16.1%)
    20,400   Arden Realty Group, Inc..........................      530
    14,500   Beacon Properties Corp. REIT.....................      484
     6,400   Boston Properties, Inc...........................      176
    39,466   Brandywine Realty Trust REIT.....................      799
       500   Brookfield Properties Corp.......................        6
 (a)19,900   Brookfield Properties Corp. Installment
               Receipts.......................................      139
    15,600   CarrAmerica Realty Corp. REIT....................      449
    10,400   Cornerstone Properties, Inc. REIT................      160
    24,400   Great Lakes REIT, Inc............................      401

                                                                  VALUE
    SHARES                                                        (000)
-----------------------------------------------------------------------
    10,600   Koger Equity, Inc................................  $   193
    27,216   Trizec Hahn Corp.................................      582
                                                                -------
                                                                  3,919
                                                                -------
    OFFICE & INDUSTRIAL (1.3%)
     6,400   Kilroy Realty Corp. REIT.........................      162
     6,200   Prentiss Properties Trust REIT...................      159
                                                                -------
                                                                    321
                                                                -------
TOTAL OFFICE & INDUSTRIAL.....................................    5,052
                                                                -------
RETAIL (14.5%)
    REGIONAL MALL (9.8%)
    44,100   First Union Real Estate Investments REIT.........      623
    30,200   Taubman Center, Inc. REIT........................      400
    25,700   Urban Shopping Centers, Inc. REIT................      819
    32,500   Westfield America, Inc. REIT.....................      548
                                                                -------
                                                                  2,390
                                                                -------
    SHOPPING CENTER (4.7%)
    11,300   Alexander Haagen Properties, Inc. REIT...........      184
    40,500   Burnham Pacific Property Trust REIT..............      557
     6,200   Federal Realty Investment Trust REIT.............      167
     2,700   IRT Property Co..................................       32
       900   Price, Inc. REIT.................................       33
       200   Ramco-Gershenson Properties Trust REIT...........        4
    11,900   Western Investment Real Estate Trust REIT........      165
                                                                -------
                                                                  1,142
                                                                -------
TOTAL RETAIL..................................................    3,532
                                                                -------
SELF STORAGE (1.3%)
    11,000   Shurgard Storage Centers, Inc. 'A' REIT..........      308
                                                                -------
TOTAL COMMON STOCKS (COST $19,346)............................   21,125
                                                                -------
PREFERRED STOCKS (1.0%)
    LAND (0.3%)
(d,f)8,207   Atlantic Gulf Communities Corp...................       82
                                                                -------
RETAIL (0.7%)
    SHOPPING CENTER (0.7%)
     5,500   First Washington Realty Trust, Inc. 'A'..........      168
                                                                -------
TOTAL PREFERRED STOCKS (COST $236)............................      250
                                                                -------



      FACE
    AMOUNT
     (000)
-----------------------------------------------------------------------

CONVERTIBLE BONDS (0.5%)
  OFFICE (0.5%)
$      224   Brookfield Properties Corp. 6.00%, 2/14/07
               (COST $86).....................................      125
                                                                -------

    NO. OF
  WARRANTS
-----------------------------------------------------------------------

WARRANTS (0.0%)
  LAND (0.0%)
(a,d)5,724   Atlantic Gulf Communities Class A, expiring
               6/23/04........................................       --
(a,d)5,724   Atlantic Gulf Communities Class B, expiring
               6/23/04........................................       --
(a,d)5,724   Atlantic Gulf Communities Class C, expiring
               6/23/04........................................       --
                                                                -------
                                                                     --
                                                                -------
TOTAL WARRANTS (COST $0)......................................       --
                                                                -------

                                                         -----------------------
                                                                    77
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

      FACE
    AMOUNT                                                        VALUE
     (000)                                                        (000)
-----------------------------------------------------------------------

SHORT-TERM INVESTMENT (2.7%)
  REPURCHASE AGREEMENT (2.7%)
$      665   Chase Securities Inc., 5.70%, dated 6/30/97, due
               7/1/97, to be repurchased at $665,
               collateralized by $705 U.S. Treasury Bonds,
               5.625%, due 2/15/06, valued at $677
               (COST $665)....................................  $   665
                                                                -------
TOTAL INVESTMENTS (91.1%) (COST $20,333)......................   22,165
OTHER ASSETS IN EXCESS OF LIABILITIES (8.9%)..................    2,151
                                                                -------
NET ASSETS (100%).............................................  $24,316
                                                                =======


---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $82 or 0.34% of net assets. (Total cost $82)
REIT  --  Real Estate Investment Trust.

--------------
          78
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------

CORPORATE BONDS AND NOTES (64.2%)
  AEROSPACE & DEFENSE (2.8%)
$     (e)200   Jet Equipment Trust, Series 1994-C1,
                 11.79%, 6/15/13..............................  $   253
      (e)300   Jet Equipment Trust, Series 1995-D,
                 11.44%, 11/1/14..............................      374
                                                                -------
                                                                    627
                                                                -------
  BANKING (1.5%)
          95   First Nationwide Holdings 9.125%, 1/15/03......       98
         225   First Nationwide Holdings 10.625%, 10/1/03.....      247
                                                                -------
                                                                    345
                                                                -------
  BROADCAST -- RADIO & TELEVISION (8.1%)
         410   Cablevision Systems Corp. 9.875%, 5/15/06......      437
      (e)110   Comcast Cellular Corp. 9.50%, 5/1/07...........      111
      (n)170   Echostar Satellite Broadcast 0.00%, 3/15/04....      121
         200   Paramount Communications 8.25%, 8/1/22.........      191
         150   Rogers Cablesystems Ltd., 'B', 10.00%,
                 3/15/05......................................      162
          60   Rogers Communications, Inc. 9.125%, 1/15/06....       61
      (e)165   TV Azteca S.A. 10.50%, 2/15/07.................      169
         600   Viacom, Inc. 8.00%, 7/7/06.....................      584
                                                                -------
                                                                  1,836
                                                                -------
  BUSINESS SERVICES (0.8%)
      (e)205   Outdoor Systems 8.875%, 6/15/07................      199
                                                                -------
  CHEMICALS (1.4%)
         315   ISP Holdings, Inc., Series B 9.00%, 10/15/03...      326
                                                                -------
  COAL, GAS & OIL (1.1%)
         255   Snyder Oil Corp. 8.75%, 6/15/07................      254
                                                                -------
  COMPUTERS (2.0%)
         230   Advanced Micro Devices 11.00%, 8/1/03..........      257
         190   Digital Equipment Corp. 8.625%, 11/1/12........      189
                                                                -------
                                                                    446
                                                                -------
  CONSUMER STAPLES (1.4%)
         300   RJR Nabisco, Inc. 8.75%, 4/15/04...............      306
                                                                -------
  DIVERSIFIED (1.0%)
         225   Kmart Funding Corp. 8.80%, 7/1/10..............      223
                                                                -------
  ELECTRICAL EQUIPMENT (0.6%)
      (e)125   EES Coke Battery Co., Inc. 9.382%, 4/15/07.....      128
                                                                -------
  ENERGY (3.9%)
         240   Nuevo Energy Co. 9.50%, 4/15/06................      251
         325   Quezon Power Ltd., 8.86%, 6/15/17..............      325
    (e,n)130   Transamerican Energy 0.00%, 6/15/02............       93
         220   Vintage Petroleum 8.625%, 2/1/09...............      219
                                                                -------
                                                                    888
                                                                -------
  ENVIRONMENTAL CONTROLS (2.7%)
         103   Midland Cogeneration Ventures, Series C-91,
                 10.33%, 7/23/02..............................      109
      (n)450   Norcal Waste Systems, 'B', 13.00%, 11/15/05....      511
                                                                -------
                                                                    620
                                                                -------
  FINANCE (2.4%)
         140   Amersco Inc., Series 97-A, 10.00%, 3/15/04.....      144
         150   HMC Acquisition Properties,'B', 9.00%,
                 12/15/07.....................................      152

        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------
$      (e)75   Navistar Financial Corp. 9.00%, 6/1/02.........  $    77
      (e)170   Riggs Capital Trust II 8.875%, 3/15/27.........      173
                                                                -------
                                                                    546
                                                                -------
  FOOD SERVICE & LODGING (1.7%)
         200   Courtyard By Marriott 10.75%, 2/1/08...........      216
         150   Host Marriott Travel Plaza, 'B', 9.50%,
                 5/15/05......................................      157
                                                                -------
                                                                    373
                                                                -------
  FOREST PRODUCTS & PAPER (2.5%)
      (e)215   Asia Pulp & Paper Company Ltd. 12.00%,
                 12/29/49.....................................      220
         305   SD Warren Co.,'B', 12.00%, 12/15/04............      341
                                                                -------
                                                                    561
                                                                -------
  GAMING & LODGING (3.5%)
         445   Grand Casinos, Inc. 10.125%, 12/1/03...........      465
         320   Station Casinos Inc. 10.125%, 3/15/06..........      323
                                                                -------
                                                                    788
                                                                -------
  HEALTH CARE SUPPLIES & SERVICES (1.0%)
         220   Tenet Healthcare Corp. 8.625%, 1/15/07.........      224
                                                                -------
  INSURANCE (1.5%)
      (e)325   Anthem Insurance 9.00%, 4/1/27.................      335
                                                                -------
  MULTI--INDUSTRY (2.0%)
      (e)210   Multicanal S.A. 10.50%, 2/1/07.................      226
         200   TLC Beatrice International Holdings 11.50%,
                 10/1/05......................................      224
                                                                -------
                                                                    450
                                                                -------
  PACKAGING & CONTAINER (1.2%)
         250   Gaylord Container Corp. 11.50%, 5/15/01........      263
                                                                -------
  RETAIL--GENERAL (2.3%)
          95   Kmart Corp. 7.75%, 10/1/12.....................       87
         500   Southland Corp. 5.00%, 12/15/03................      425
                                                                -------
                                                                    512
                                                                -------
  TELECOMMUNICATIONS (17.6%)
      (n)495   Brooks Fiber Properties, Inc. 0.00%, 3/1/06....      337
      (n)375   Brooks Fiber Properties, Inc. 0.00%, 11/1/06...      244
      (n)185   Dial Call Communications 0.00%, 12/15/05.......      145
      (e)360   Globalstar LP/Capital 11.375%, 2/15/04.........      361
         175   IXC Communications, Inc., 'B', 12.50%,
                 10/1/05......................................      200
         100   Net Sat Servicos LTDA 12.75%, 8/5/04...........      109
      (n)910   Nextel Communications 0.00%, 8/15/04...........      696
      (n)400   Occidente Y Caribe 0.00%, 3/15/04..............      297
      (e)190   Qwest Communications International 10.875%,
                 4/1/07.......................................      207
    (e,n)645   TCI Satellite Entertainment 0.00%, 2/15/07.....      384
         420   Tele-Communications Inc. 9.25%, 1/15/23........      437
          25   Tele-Communications Inc. 8.75%, 2/15/23........       25
      (n)745   Teleport Communications 0.00%, 7/1/07..........      538
                                                                -------
                                                                  3,980
                                                                -------
  UTILITIES (1.2%)
         120   Cleveland Electric Illuminating 8.375%,
                 12/1/11......................................      121
         125   Midland Funding II, 'A', 11.75%, 7/23/05.......      145
                                                                -------
                                                                    266
                                                                -------
TOTAL CORPORATE BONDS AND NOTES (COST $13,984)................   14,496
                                                                -------

                                                         -----------------------
                                                                    79
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997
        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------
ASSET BACKED SECURITIES (6.8%)
  AEROSPACE & DEFENSE (0.8%)
$        175   Aircraft Lease Portfolio Securitization Ltd.,
                 Series 1996-1, Class D, 12.75%, 6/15/06......  $   188
                                                                -------
  FINANCE (6.0%)
      (e)248   CA FM Lease Trust 8.50%, 7/15/17...............      254
    (e,h)323   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
                 Class S, 1.64%, 11/12/21 IO..................       29
         150   DR Securitized Lease Trust, Series 1993-K1,
                 Class A2, 7.43%, 8/15/18.....................      125
         504   DR Securitized Lease Trust, Series 1994-K1,
                 Class A1, 7.60%, 8/15/07.....................      474
         100   DR Securitized Lease Trust, Series 1994-K1,
                 Class A2, 8.375%, 8/15/15....................       93
      (e)125   First Home Mortgage Acceptance Corp., Series
                 1996-B, Class C, 7.929%, 11/1/18.............      111
      (e)250   Long Beach Auto Trust 1997-1, Class B, 14.22%,
                 10/26/03.....................................      254
                                                                -------
                                                                  1,340
                                                                -------
TOTAL ASSET BACKED SECURITIES (COST $1,468)...................    1,528
                                                                -------
FOREIGN GOVERNMENT BONDS (7.6%)
  BONDS (7.3%)
      (h)350   Brazil Front Loaded Interest Reduction Bond,
                 Series 15, 4.50%, 4/15/09....................      274
      (n)625   Republic of Argentina 5.50%, 3/31/23...........      434
       (h)90   Republic of Argentina BOCON, Series 2, PIK,
                 5.375%, 9/1/02...............................      106
         245   Republic of Colombia 8.70%, 2/15/16............      249
      (h)500   Republic of Venezuela, Series W-A, 6.75%,
                 3/31/20......................................      394
      (h)250   United Mexican States Discount Bond, 'B',
                 6.25%, 12/31/19..............................      193
                                                                -------
                                                                  1,650
                                                                -------
  LOAN AGREEMENTS (0.3%)
       (v)75   Russia Interest Arrears Note, 12/31/99.........       57
                                                                -------
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,576)..................    1,707
                                                                -------
      SHARES
-----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (1.2%)
  BROADCAST--RADIO & TELEVISION (1.2%)
       2,540   TCI Pacific Communications 5.00%, 7/31/06 (COST
                 $231)........................................      263
                                                                -------
PREFERRED STOCKS (4.7%)
  ENTERTAINMENT (3.7%)
         755   Time Warner, Inc., 'M', 10.25%.................      829
                                                                -------
  FINANCE (1.0%)
    (e)2,150   Sinclair Capital, 11.625%......................      228
                                                                -------
TOTAL PREFERRED STOCKS (COST $997)............................    1,057
                                                                -------
      NO. OF                                                      VALUE
    WARRANTS                                                      (000)
-----------------------------------------------------------------------
WARRANTS (0.0%)
  TELECOMMUNICATIONS (0.0%)
(a,d,e)1,600   Occidente Y Caribe, expiring 3/15/04 (COST
                 $0)..........................................  $    --
                                                                -------
      NO. OF
      RIGHTS
-----------------------------------------------------------------------
RIGHTS (0.0%)
  FOREIGN GOVERNMENT (0.0%)
  (a,d)2,500   Republic of Venezuela, expiring 3/31/20........       --
(a,d)500,000   United Mexican States, expiring 12/31/19.......       --
                                                                -------
TOTAL RIGHTS (COST $0)........................................       --
                                                                -------
        FACE
      AMOUNT
       (000)
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS (14.8%)
  COMMERCIAL PAPER (12.1%)
$        500   Case Equipment Loan Trust 5.58%, 8/7/97........      496
         500   Eiger Capital Corp. 5.54%, 7/15/97.............      499
         500   J.C. Penney Inc. 5.45%, 8/11/97................      497
         500   Monsanto Co. 5.60%, 7/8/97.....................      499
         500   Pacific Gas & Electric 5.57%, 8/1/97...........      498
         250   RR Donnelly & Sons Corp. 5.53%, 7/8/97.........      250
                                                                -------
                                                                  2,739
                                                                -------
  REPURCHASE AGREEMENT (2.7%)
         615   Chase Securities Inc., 5.70%, dated 6/30/97,
                 due 7/1/97, to be repurchased at $615,
                 collateralized by $655 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $629..........      615
                                                                -------
TOTAL SHORT-TERM INVESTMENTS (COST $3,354)....................    3,354
                                                                -------
TOTAL INVESTMENTS (99.3%) (COST $21,610)......................   22,405
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)..................      162
                                                                -------
NET ASSETS (100%).............................................  $22,567
                                                                =======

---------------
(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(h)   --  Variable/Floating rate securities -- rate disclosed is as of June 30,
          1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date.
(v)   --  When-issued security -- see note A-9 to financial statements.
IO    --  Interest Only.
PIK   --  Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.

--------------
          80
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

COMMON STOCKS (90.1%)
  AUSTRALIA (3.0%)
      25,927   Amcor Ltd........................................  $   172
      28,800   Broken Hill Proprietary Co., Ltd.................      424
      14,100   Commonwealth Bank of Australia...................      170
       8,200   Lend Lease Corp. Ltd.............................      174
      11,600   National Australia Bank Ltd......................      166
      35,640   News Corp., Ltd..................................      171
      35,200   WMC Ltd..........................................      222
                                                                  -------
                                                                    1,499
                                                                  -------
  AUSTRIA (0.6%)
       3,300   Boehler-Uddeholm AG..............................      256
         380   Radex-Heraklith Industriebet AG..................       16
                                                                  -------
                                                                      272
                                                                  -------
  BELGIUM (0.5%)
       5,300   G.I.B. Holdings Ltd..............................      254
                                                                  -------
  DENMARK (1.3%)
       6,100   BG Bank A/S......................................      337
       5,740   Unidanmark A/S 'A' (Registered)..................      323
                                                                  -------
                                                                      660
                                                                  -------
  FINLAND (1.9%)
    (a)7,150   Amer-Yhtymae Oy..................................      129
       4,500   Huhtamaki Oy 'I'.................................      194
         550   Kone Oy 'B'......................................       66
      39,200   Merita Ltd. 'A'..................................      131
      25,000   Rautaruukki Oy...................................      262
       7,600   Valmet Oy........................................      131
                                                                  -------
                                                                      913
                                                                  -------
  FRANCE (6.4%)
       1,000   Alcatel Alsthom..................................      125
       3,100   Banque Nationale de Paris........................      128
         640   Bongrain S.A.....................................      250
       2,600   Cie de Saint Gobain..............................      379
       2,900   Elf Aquitaine S.A................................      313
       1,640   Eridania Beghin-Say S.A..........................      246
       1,900   Groupe Danone RFD................................      314
       4,400   Lafarge S.A......................................      274
       5,400   Legris Industries S.A............................      255
    (a)2,500   SGS-Thomson Microelectronics N.V.................      198
       3,900   Total S.A. 'B'...................................      394
      14,650   Usinor Sacilor...................................      264
                                                                  -------
                                                                    3,140
                                                                  -------
  GERMANY (7.1%)
       7,100   BASF AG..........................................      262
       6,600   Bayer AG.........................................      254
       1,240   Buderus AG.......................................      689
      15,500   Gerresheimer Glas AG.............................      260
      19,300   Lufthansa AG.....................................      371
         220   Mannesmann AG....................................       98
    (a)1,800   Metro AG.........................................      196
       5,600   Veba AG..........................................      316
         860   Viag AG..........................................      393
         870   Volkswagen AG....................................      660
                                                                  -------
                                                                    3,499
                                                                  -------

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
  HONG KONG (3.6%)
      35,000   Cheung Kong Holdings Ltd.........................  $   345
      45,000   China Resources Enterprises Ltd..................      221
      21,000   Dao Heng Bank Group Ltd..........................      115
      19,000   Henderson Land Development Co., Ltd..............      169
      10,000   Hong Kong & Shanghai Bank Holdings plc...........      301
      28,000   Hutchison Whampoa Ltd............................      242
      17,000   New World Development Co., Ltd...................      101
      31,000   Shanghai Industrial Holdings Ltd.................      193
       9,000   Sun Hung Kai Properties Ltd......................      108
                                                                  -------
                                                                    1,795
                                                                  -------
  ITALY (2.1%)
      34,000   Editoriale L'Expresso S.p.A......................      113
      22,300   Marzotto (Gaetano) & Figli S.p.A.................      187
   (a)25,300   Olivetti.........................................        7
      97,000   Sogefi S.p.A.....................................      245
      72,000   Stet Societa Finanziaria Telefonica S.p.A........      250
     125,000   Telecom Italia S.p.A.............................      248
                                                                  -------
                                                                    1,050
                                                                  -------
  JAPAN (28.0%)
      23,000   Amada Co., Ltd...................................      203
      31,000   Asahi Tec Corp...................................      151
      14,000   Canon, Inc.......................................      381
      10,000   Dai Nippon Printing Co., Ltd.....................      226
      40,000   Daicel Chemical Industries Ltd...................      155
      15,000   Daifuku Co., Ltd.................................      198
      20,000   Daikin Industries Ltd............................      182
       4,190   Family Mart......................................      206
      10,000   Fuji Machine Manufacturing Co....................      362
       9,000   Fuji Photo Film Ltd..............................      362
      15,000   Fujitec Co., Ltd.................................      178
      28,000   Fujitsu Ltd......................................      389
      50,000   Furukawa Electric................................      318
      10,000   Hitachi Credit Corp..............................      194
      38,000   Hitachi Ltd......................................      424
      13,000   Inabata & Co.....................................       89
      36,000   Kaneka Corp......................................      226
      10,000   Kurita Water Industries..........................      266
       4,700   Kyocera Ltd......................................      373
      18,000   Kyudenko Co., Ltd................................      152
       8,000   Lintec...........................................      146
      19,000   Matsushita Electric Industries Ltd...............      383
      50,000   Mitsubishi Chemical Corp.........................      163
      13,000   Mitsubishi Estate Co., Ltd.......................      188
      47,000   Mitsubishi Heavy Industries Ltd..................      361
      14,000   Mitsumi Electric Co., Ltd........................      334
       9,000   Murata Manufacturing Co., Ltd....................      358
      30,000   NEC Corp.........................................      419
      13,000   Nifco, Inc.......................................      136
       4,000   Nintendo Corp., Ltd..............................      335
       1,000   Nippon Pillar Packing............................        9
          39   Nippon Telegraph & Telephone Corp................      374
      27,000   Nissan Motor Co..................................      209
      12,000   Nissha Printing..................................      138
      30,000   Obayashi Corp....................................      201
      32,000   Ricoh Co., Ltd...................................      419
       7,000   Rinnai...........................................      150
       5,000   Sangetsu Co., Ltd................................      105
      13,000   Sankyo Co. Ltd...................................      437

                                                         -----------------------
                                                                    81
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
  JAPAN (CONT.)
      25,000   Sanwa Shutter....................................  $   227
      15,000   Sekisui Chemical Co..............................      152
      20,000   Sekisui House Ltd................................      202
       3,000   Shimamura Co., Ltd...............................      107
       5,600   Sony Corp........................................      488
      12,000   Sumitomo Marine & Fire Insurance Co..............       98
      18,000   Suzuki Motor Co., Ltd............................      228
      44,000   Taisei Corp., Ltd................................      204
       6,000   TDK Corp.........................................      440
       8,500   Tokyo Electron Ltd...............................      407
      56,000   Toshiba Corp.....................................      360
      13,000   Toyota Motor Corp................................      383
      24,000   Tsubakimoto Chain................................      147
       8,000   Yamaha Corp......................................      147
      12,000   Yamanuchi Pharmaceutical Co......................      323
                                                                  -------
                                                                   13,813
                                                                  -------
  MALAYSIA (1.9%)
      73,000   Berjaya Group Bhd................................       90
      16,000   Berjaya Sports Toto Bhd..........................       75
      16,000   Commerce Asset Holding Bhd.......................       42
       2,000   Dialog Group Bhd.................................       29
       5,000   Edaran Otomobil Nasional Bhd.....................       43
       6,000   Genting Bhd......................................       29
       4,000   Lityan Holdings Bhd..............................       49
      17,000   Magnum Corp. Bhd.................................       26
      13,000   Malayan Banking Bhd..............................      136
      17,000   Malaysian Resources Corp. Bhd....................       47
      16,000   Rashid Hussain Bhd...............................      101
       9,000   Resorts World Bhd................................       27
      40,000   Sime Darby Bhd...................................      133
      14,000   United Engineers Ltd.............................      101
                                                                  -------
                                                                      928
                                                                  -------
  NETHERLANDS (4.6%)
      13,600   ABN Amro Holding N.V.............................      253
       2,900   Akzo Nobel N.V...................................      398
       8,300   ING Groep N.V....................................      383
       4,200   KLM Royal Dutch Airlines N.V.....................      130
       2,400   Koninklijke Bijenkorf Beheer.....................      168
       4,700   Koninklijke Van Ommeren N.V......................      183
      12,700   N.V. Koninklijke KNP BT..........................      289
       6,500   Phillips Electronics N.V.........................      466
                                                                  -------
                                                                    2,270
                                                                  -------
  NEW ZEALAND (0.2%)
       1,840   Fletcher Challenge Forest........................        3
      46,000   Fletcher Challenge Paper.........................      113
                                                                  -------
                                                                      116
                                                                  -------
  NORWAY (1.2%)
      24,300   Den Norske Bank ASA..............................       95
      25,400   Saga Petroleum ASA 'B'...........................      444
   (a)11,800   Storebrand ASA...................................       70
                                                                  -------
                                                                      609
                                                                  -------
  SINGAPORE (1.9%)
      18,000   Datacraft Asia Ltd...............................       57
       6,000   Development Bank of Singapore Ltd. (Foreign).....       76
      52,000   Electronic Resources Ltd.........................       82


                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
      44,000   NatSteel Ltd.....................................  $   112
       7,600   Oversea-Chinese Banking Corp., Ltd. (Foreign)....       79
   (a)34,000   Pacific Century Regional Development.............       47
      10,000   Parkway Holdings Ltd.............................       45
      58,000   SM Summit Holdings Ltd...........................       44
       5,000   Singapore Press Holdings (Foreign)...............      101
      71,000   Super Coffeemix Manufacturing Ltd................       59
       8,000   United Overseas Bank Ltd. (Foreign)..............       82
   (a)19,200   Want Want Holdings...............................       64
      22,000   Wing Tai Holdings Ltd............................       63
                                                                  -------
                                                                      911
                                                                  -------
  SPAIN (2.9%)
       3,900   Banco Bilbao Vizcaya.............................      317
      25,100   Iberdrola S.A....................................      317
      13,400   Telefonica de Espana S.A.........................      388
      34,400   Uralita S.A......................................      384
                                                                  -------
                                                                    1,406
                                                                  -------
  SWEDEN (3.3%)
       5,500   Esselte AB 'B'...................................      129
      12,200   Nordbanken AB....................................      410
       3,900   Pharmacia & Upjohn, Inc. Depositary Shares.......      132
       6,400   S.K.F. AB 'B'....................................      166
       5,300   Skandia Forsakrings AB...........................      195
       9,000   Sparbanken Sverige AB 'A'........................      200
      10,100   Spectra-Physics AB 'A'...........................      182
       6,400   Svenska Handelsbanken 'A'........................      205
                                                                  -------
                                                                    1,619
                                                                  -------
  SWITZERLAND (7.1%)
       (a)65   Ascom Holding AG (Bearer)........................       91
      (a)110   Baloise Holdings Ltd.............................      262
         190   Bobst AG (Bearer)................................      323
         880   Forbo Holding AG (Registered)....................      380
         410   Holderbank Financiere Glaris AG, 'B' (Bearer)....      387
         390   Nestle S.A. (Registered).........................      514
         163   Novartis AG (Registered).........................      261
       1,080   Oerlikon-Buehrle Holding AG (Registered).........      127
          80   Schindler Holding AG (Participating
                 Certificates)..................................      100
          85   Schindler Holding AG (Registered)................      109
         140   Schweizerische Industrie-Gesellschaft Holding AG
                 (Registered)...................................      208
         550   Sulzer AG (Registered)...........................      471
         790   Valora Holding AG (Registered)...................      168
         270   Zuerich Versicherungs-Gesellschaft Holdings
                 (Registered)...................................      107
                                                                  -------
                                                                    3,508
                                                                  -------
  UNITED KINGDOM (12.5%)
      30,400   Associated British Foods plc.....................      262
      29,061   BAT Industries plc...............................      260
      19,600   Bank of Scotland.................................      126
      26,500   Bass plc.........................................      324
      32,500   BG plc...........................................      119
      37,400   British Telecommunications plc...................      278
      23,050   Burmah Castrol plc...............................      390
      55,122   Christian Salvesen plc...........................      259
      64,400   Courtaulds Textiles plc..........................      329
      46,000   Grand Metropolitan plc...........................      443
      61,300   Imperial Tobacco Group plc.......................      394

--------------
          82
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND


--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
  UNITED KINGDOM (CONT.)
      38,300   John Mowlem & Co. plc............................  $    79
      66,300   Kwik Save Group plc..............................      334
      12,700   Peninsular & Oriental Steam Navigation Co........      126
       5,400   Premier Farnell plc..............................       42
      32,600   Racal Electronics plc............................      130
      31,068   Reckitt & Coleman plc............................      464
      44,097   Royal & Sun Alliance Insurance Group plc.........      326
      32,700   Scottish Hydro-Electric plc......................      226
      13,600   Southern Electric plc............................      100
      52,850   Tate & Lyle plc..................................      393
      15,900   Unilever plc.....................................      455
      68,600   WPP Group plc....................................      280
                                                                  -------
                                                                    6,139
                                                                  -------
TOTAL COMMON STOCKS (COST $40,461)..............................   44,401
                                                                  -------
PREFERRED STOCKS (1.4%)
  GERMANY (1.4%)
         725   Dyckerhoff AG....................................      263
       3,200   Hornbach Holding AG..............................      267
         340   Suedzucker AG....................................      182
                                                                  -------
TOTAL PREFERRED STOCKS (COST $610)..............................      712
                                                                  -------
      NO. OF
      RIGHTS
-------------------------------------------------------------------------
RIGHTS (0.0%)
  MALAYSIA (0.0%)
  (a,d)5,600   Commerce Asset Holdings Bhd., expiring 7/23/97...       --
                                                                  -------
  SINGAPORE (0.0%)
 (a,d)26,000   Electronic Resources Ltd., expiring 7/21/97......       17
                                                                  -------
  SWITZERLAND (0.0%)
    (a,d)330   Sulzer Media, expiring 7/17/97...................       --
                                                                  -------
TOTAL RIGHTS (COST $0)..........................................       17
                                                                  -------
      NO. OF
    WARRANTS
-------------------------------------------------------------------------
WARRANTS (0.0%)
  MALAYSIA (0.0%)
  (a,d)3,500   Commerce Asset Holdings Bhd., expiring 7/23/97...       --
  (a,d)2,285   Rashid Hussain Bhd., expiring 12/31/02...........       --
                                                                  -------
TOTAL WARRANTS (COST $0)........................................       --
                                                                  -------
TOTAL FOREIGN SECURITIES (91.5%) (COST $41,071).................   45,130
                                                                  -------
        FACE
      AMOUNT                                                        VALUE
       (000)                                                        (000)
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT (17.5%)
  REPURCHASE AGREEMENT (17.5%)
$      8,624   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $8,625,
                 collateralized by $9,130 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $8,772 (COST
                 $8,624)........................................  $ 8,624
                                                                  -------
TOTAL INVESTMENTS IN SECURITIES (109%) (COST $49,695)...........   53,754
                                                                  -------
FOREIGN CURRENCY (0.3%)
   ATS    19   Austrian Schilling...............................        2
   BEF   727   Belgian Franc....................................       20
   FRF   564   French Franc.....................................       96
  ITL 10,064   Italian Lira.....................................        6
  JPY  3,355   Japanese Yen.....................................       29
    MYR    3   Malaysian Ringgit................................        1
  ESP  1,299   Spanish Peseta...................................        9
                                                                  -------
TOTAL FOREIGN CURRENCY (COST $164)..............................      163
                                                                  -------
TOTAL INVESTMENTS (109.3%) (COST $49,859).......................   53,917
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.3%)...................   (4,585)
                                                                  -------
NET ASSETS (100%)...............................................  $49,332
                                                                  =======

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
RFD   --  Ranked for Dividend.
                                                         -----------------------
                                                                    83
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:


 CURRENCY                            IN EXCHANGE
TO DELIVER     VALUE    SETTLEMENT       FOR        VALUE     NET UNREALIZED
   (000)       (000)       DATE         (000)       (000)    GAIN (LOSS) (000)
-----------  ---------  -----------  -----------  ---------  -----------------
$        45  $      45     7/02/97     GBP   27   $      45      $      --
  CHF   117         80     8/18/97    $      80          80             --
 CHF  1,203        828     8/18/97    $     846         846             18
  FRF   325         56     8/18/97    $      56          56             --
 NLG  1,442        738     8/18/97    $     758         758             20
$       200        200     8/18/97     CHF  285         197             (3)
$       250        250     8/18/97     NLG  484         248             (2)
JPY 364,376      3,207     8/25/97    $   3,260       3,260             53
 BEF  4,100        115     8/29/97    $     116         116              1
  DEM 1,101        634     8/29/97    $     643         643              9
  DEM   814        469     8/29/97    $     475         475              6
$        70         70     8/29/97    BEF 2,481          69             (1)
$       300        300     8/29/97     DEM  515         297             (3)
 FRF  4,501        770     9/15/97    $     794         794             24
$       200        200     9/15/97    FRF 1,158         198             (2)
             ---------                            ---------      ---------
             $   7,962                            $   8,082      $     120
             =========                            =========      =========


---------------

BEF   --  Belgian Franc
GBP   --  British Pound
DEM   --  Deutsche Mark
FRF   --  French Franc
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
CHF   --  Swiss Franc

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                  VALUE     PERCENT OF
INDUSTRY                                                                          (000)     NET ASSETS
------------------------------------------------------------------------------  ---------  -------------
Capital Equipment.............................................................  $  13,097         26.5%
Consumer Goods................................................................     10,089         20.5
Finance.......................................................................      6,784         13.8
Materials.....................................................................      5,300         10.7
Services......................................................................      4,739          9.6
Energy........................................................................      2,871          5.8
Multi-Industry................................................................      2,027          4.1
Gold Mines....................................................................        223          0.5
                                                                                ---------         ----
                                                                                $  45,130         91.5%
                                                                                =========         ====

--------------
          84
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

AGENCY OBLIGATIONS (87.0%)
  FEDERAL HOME LOAN BANK DISCOUNT NOTES (15.7%)
$   5,000   5.42%, 8/14/97...................................  $   4,967
   10,000   5.56%, 9/2/97....................................      9,903
                                                               ---------
                                                                  14,870
                                                               ---------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES
  (25.2%)
   10,000   5.42%, 7/21/97...................................      9,970
    5,000   5.44%, 8/1/97....................................      4,977
    4,000   5.53%, 8/5/97....................................      3,978
    5,000   5.43%, 8/6/97....................................      4,973
                                                               ---------
                                                                  23,898
                                                               ---------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (46.1%)
  DISCOUNT NOTES (40.8%)
    5,000   5.53%, 7/2/97....................................      4,999
   10,000   5.52%, 7/18/97...................................      9,974
    4,500   5.41%, 7/24/97...................................      4,484
    5,000   5.53%, 8/11/97...................................      4,968
    4,500   5.42%, 8/28/97...................................      4,461
   10,000   5.59%, 10/20/97..................................      9,828
                                                               ---------
                                                                  38,714
                                                               ---------
  DEBENTURE (5.3%)
    5,000   5.69%, Series 97 AD, 11/13/97....................      5,000
                                                               ---------
TOTAL AGENCY OBLIGATIONS (COST $82,482)......................     82,482
                                                               ---------
REPURCHASE AGREEMENT (13.2%)
   12,495   Goldman Sachs, 5.82%, dated 6/30/97, due 7/1/97,
              to be repurchased at $12,497, collateralized by
              $12,450 U.S. Treasury Bonds, 6.875%, due
              8/15/25 valued at $12,830 (COST $12,495).......     12,495
                                                               ---------
TOTAL INVESTMENTS (100.2%) (COST $94,977)....................     94,977
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)................       (209)
                                                               ---------
NET ASSETS (100%)............................................  $  94,768
                                                               =========


                                                         -----------------------
                                                                    85
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

AGENCY OBLIGATIONS (2.2%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES
  (2.2%)
$   3,000   5.98%, 4/8/98 (COST $2,995)......................  $  2,995
                                                               --------
CERTFICATES OF DEPOSIT (22.0%)
  BANKS (22.0%)
    5,000   ABN-AMRO Bank (NY), Yankee, 6.12%, 7/14/97.......     5,000
    2,500   ANZ (Delaware), Inc. 5.88%, 10/28/97.............     2,500
    5,000   Credit Suisse (First Boston) 6.25%, 4/8/98.......     5,000
    5,000   Deutsche Bank AG, Yankee, 5.85%, 3/13/98.........     5,000
    2,500   Natwest plc, Yankee, 5.89%, 10/2/97..............     2,500
    5,000   Rabobank Nederland, Yankee, 6.20%, 4/10/98.......     4,998
    3,000   Societe Generale Bank 6.16%, 9/8/97..............     3,000
    2,500   Sun Trust Banks 5.85%, 10/22/97..................     2,500
                                                               --------
TOTAL CERTIFICATES OF DEPOSITS (COST $30,498)................    30,498
                                                               --------
COMMERCIAL PAPER (41.8%)
  AUTOMOBILES (3.6%)
    5,000   Daimler-Benz AG 5.42%, 8/4/97....................     4,974
                                                               --------
  FINANCE (31.0%)
   10,000   Asset Backed Capital Finance 5.66%, 7/22/97......     9,967
    6,000   Asset Securitization Corp. 5.63%, 7/1/97.........     6,000
    6,000   CIT Group Holdings, Inc. 5.54%, 7/28/97..........     5,975
    6,000   John Deere Capital Inc. 5.58%, 7/3/97............     5,998
   10,000   Norwest Financial, Inc. 5.60%, 7/1/97............    10,000
    5,000   UBS Finance (Delaware) 6.20%, 7/1/97.............     5,000
                                                               --------
                                                                 42,940
                                                               --------

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------
  SERVICES (7.2%)
$  10,000   Dun & Bradstreet Corp. 5.67%, 7/29/97............  $  9,956
                                                               --------
TOTAL COMMERCIAL PAPER (COST $57,870)........................    57,870
                                                               --------
VARIABLE RATE OBLIGATIONS (21.7%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (10.8%)
(h)15,000   Federal Home Loan Mortgage 5.36%, 9/2/97.........    15,000
                                                               --------
  STUDENT LOAN MARKETING ASSOCIATION (10.9%)
(h)15,000   Student Loan Marketing Association 5.42%,
              10/30/97.......................................    15,002
                                                               --------
TOTAL VARIABLE RATE OBLIGATIONS (COST $30,002)...............    30,002
                                                               --------
REPURCHASE AGREEMENT (11.8%)
   16,375   Goldman Sachs, 5.82%, dated 6/30/97, due 7/1/97,
              to be repurchased at $16,378, collateralized by
              $16,378 U.S. Treasury Bonds, 11.625%, due
              11/15/04 valued at $16,815 (COST $16,375)......    16,375
                                                               --------
TOTAL INVESTMENTS (99.5%) (COST $137,740)....................   137,740
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%).................       682
                                                               --------
NET ASSETS (100%)............................................  $138,422
                                                               ========


---------------

(h) -- Variable or floating rate security -- rate disclosed is as of June 30, 1997.

--------------
          86
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 JUNE 30, 1997

                                          GLOBAL
                                          EQUITY   GLOBAL                      WORLDWIDE                                     U.S.
                                           ALLO-    FIXED     ASIAN  AMERICAN      HIGH     LATIN   EMERGING  AGGRESSIVE     REAL
                                          CATION   INCOME    GROWTH     VALUE    INCOME  AMERICAN    MARKETS      EQUITY   ESTATE
                                            FUND     FUND      FUND      FUND      FUND      FUND       FUND        FUND     FUND
                                           (000)    (000)     (000)     (000)     (000)     (000)      (000)       (000)    (000)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Securities, at
    Value* (Note 1) -- See
    accompanying portfolios            $ 194,300  $ 9,546  $354,498  $ 83,754  $195,658  $119,718  $ 213,046  $   67,994  $22,165
  Foreign Currency                           494        3     3,217        --        --       147      3,531          --       --
  Cash                                         9      679        --        --       127     1,438      1,164         271      258
  Receivable for:
    Investments Sold                      10,009      132     4,268       426       368     3,757      2,785       1,932      992
    Securities Sold Short                     --       --        --        --        --        --         --       2,301       --
    Fund Shares Sold                       1,974       63       549     2,286     2,176     2,859      1,280       1,315      988
    Dividends                                416       --       245        91        48       297        674          54       87
    Interest                                   2      214        --        --     3,968         1         21           1        3
    Security Lending Income                    8       --        --        --        --        --         --          --       --
    Foreign Withholding Tax Reclaim           53        3        21        --        --        --          1          --       --
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts              305       --        --        --        --        --         --          --       --
  Deferred Organizational Costs                6        6         5         5         6         7          6          37       21
  Due from Broker                             --       --        --        --        --        --         --       1,155       --
  Receivable from Investment Adviser          --        3        --        --        --        --         --          --       --
  Securities, at Value, Held as
    Collateral for Securities Loaned      29,822       --        --        --        --        --         --          --       --
  Other                                        3       --        26        --        64        --         --          --       --
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
    Total Assets                         237,401   10,649   362,829    86,562   202,415   128,224    222,508      75,060   24,514
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
LIABILITIES:
  Payable for:
    Investments Purchased                 15,821       --     6,159     2,881     3,750     8,067      3,812       5,303      103
    Securities Sold Short, at Value
      (Proceeds -- $2,301)                    --       --        --        --        --        --         --       2,537       --
    Fund Shares Redeemed                   1,091        6     1,760     1,053     1,354       367      4,210         684        1
    Bank Overdraft                             9       --       316       284        --       298         --          --       --
    Dividends Declared                        --       --        --        --        --        --         --          --       --
    Investment Advisory Fees                 337       --       862        96       327       176        472          85       20
    Administrative Fees                       43        3        73        16        40        28         50          13        5
    Custody Fees                              75        6       179         8        57        82        265          12       17
    Professional Fees                         45       27        91        27        49        31         61          22       22
    Distribution Fees                        211        9       365        77       227        73        201          70       20
    Shareholder Reporting Expenses            55        4       151        29        47        12         47          14        7
    Directors' Fees and Expenses               5        1        16         2         5         1          5          --        1
    Securities Lending Expense                18       --        --        --        --        --         --          --       --
    Filing and Registration Fees               4       --        --         2        12        11          4           6        2
    Deferred Country Tax                      --       --        93        --        --        18        406          --       --
    Collateral on Securities Loaned       29,822       --        --        --        --        --         --          --       --
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts               --       21        78        --        --        --         29          --       --
  Other                                       --        4        --        --        59        --         --           1       --
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
  Total Liabilities                       47,536       81    10,143     4,475     5,927     9,164      9,562       8,747      198
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
  NET ASSETS                           $ 189,865  $10,568  $352,686  $ 82,087  $196,488  $119,060  $ 212,946  $   66,313  $24,316
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======

                                                         GOVERNMENT
                                                 INTER-  OBLIGATIONS
                                          HIGH  NATIONAL      MONEY     MONEY
                                         YIELD   MAGNUM      MARKET    MARKET
                                          FUND     FUND        FUND      FUND
                                         (000)    (000)       (000)     (000)
-------------------------------------
ASSETS:
  Investments in Securities, at
    Value* (Note 1) -- See
    accompanying portfolios            $22,405  $53,754  $   94,977  $137,740
  Foreign Currency                          --      163          --        --
  Cash                                      --       --          --        --
  Receivable for:
    Investments Sold                       771       94          --        --
    Securities Sold Short                   --       --          --        --
    Fund Shares Sold                       149    1,197          --        --
    Dividends                               42       92          --        --
    Interest                               326        1          38     1,020
    Security Lending Income                 --       --          --        --
    Foreign Withholding Tax Reclaim         --       30          --        --
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts             --      120          --        --
  Deferred Organizational Costs             19       29          --        --
  Due from Broker                           --       --          --        --
  Receivable from Investment Adviser        --       --           4        69
  Securities, at Value, Held as
    Collateral for Securities Loaned        --       --          --        --
  Other                                     --       --           1         1
                                       -------  -------  ----------  --------
    Total Assets                        23,712   55,480      95,020   138,830
                                       -------  -------  ----------  --------
LIABILITIES:
  Payable for:
    Investments Purchased                  709    5,356          --        --
    Securities Sold Short, at Value
      (Proceeds -- $2,301)                  --       --          --        --
    Fund Shares Redeemed                   176      417          --        --
    Bank Overdraft                         183      225          --        --
    Dividends Declared                      --       --          94       149
    Investment Advisory Fees                12       12          --        --
    Administrative Fees                      5       11           9        12
    Custody Fees                             7       44           4         9
    Professional Fees                       22       25          44        56
    Distribution Fees                       25       45          66       114
    Shareholder Reporting Expenses           4        6          26        48
    Directors' Fees and Expenses            --       --           4         7
    Securities Lending Expense              --       --          --        --
    Filing and Registration Fees             2        7          --        --
    Deferred Country Tax                    --       --          --        --
    Collateral on Securities Loaned         --       --          --        --
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts             --       --          --        --
  Other                                     --       --           5        13
                                       -------  -------  ----------  --------
  Total Liabilities                      1,145    6,148         252       408
                                       -------  -------  ----------  --------
  NET ASSETS                           $22,567  $49,332  $   94,768  $138,422
                                       =======  =======  ==========  ========


                                                         -----------------------
                                                                    87
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 JUNE 30, 1997  (CONT.)

                                          GLOBAL
                                          EQUITY   GLOBAL                      WORLDWIDE                                     U.S.
                                           ALLO-    FIXED     ASIAN  AMERICAN      HIGH     LATIN   EMERGING  AGGRESSIVE     REAL
                                          CATION   INCOME    GROWTH     VALUE    INCOME  AMERICAN    MARKETS      EQUITY   ESTATE
                                            FUND     FUND      FUND      FUND      FUND      FUND       FUND        FUND     FUND
                                           (000)    (000)     (000)     (000)     (000)     (000)      (000)       (000)    (000)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $      12  $     1  $     22  $      5  $     14  $      7  $      16  $        4  $     2
  Paid in Capital in Excess of Par       147,222   10,700   327,144    63,598   173,493    96,171    181,049      59,979   20,569
  Undistributed (Distributions in
    Excess of) Net Investment Income       2,666      (63)   (1,153)       (1)      311       (11)      (659)         --       55
  Accumulated (Distributions in
    Excess of) Net Realized Gain
    (Loss)                                 7,878       48    (8,456)    5,783     8,928     9,027     12,215       2,851    1,858
  Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Translations**       32,087     (118)   35,129    12,702    13,742    13,866     20,325       3,479    1,832
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
NET ASSETS                             $ 189,865  $10,568  $352,686  $ 82,087  $196,488  $119,060  $ 212,946  $   66,313  $24,316
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
CLASS A SHARES:
  Net Assets                           $  72,704  $ 6,407  $175,440  $ 34,331  $ 76,439  $ 84,401  $ 119,022  $   22,521  $14,827
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         4,388      644    10,554     1,951     5,362     4,855      8,838       1,326      905
  Net Asset Value and Redemption
    Price Per Share                    $   16.57  $  9.95  $  16.62  $  17.59  $  14.26  $  17.39  $   13.47  $    16.98  $ 16.39
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======


  Maximum Sales Charge                     5.75%    4.75%     5.75%     5.75%     4.75%     5.75%      5.75%       5.75%    5.75%

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X
    100-maximum sales charge)          $   17.58  $ 10.45  $  17.64  $  18.66  $  14.97  $  18.45  $   14.29  $    18.02  $ 17.39
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
CLASS B SHARES:
  Net Assets                           $  38,962  $ 1,716  $ 62,786  $ 15,331  $ 78,340  $ 14,314  $  35,966  $   34,382  $ 7,120
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         2,412      173     3,884       872     5,515       842      2,716       2,041      435
  Net Asset Value and Offering Price
    Per Share***                       $   16.15  $  9.91  $  16.17  $  17.59  $  14.20  $  16.99  $   13.24  $    16.85  $ 16.36
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
CLASS C SHARES:
  Net Assets                           $  78,199  $ 2,445  $114,460  $ 32,425  $ 41,709  $ 20,345  $  57,958  $    9,410  $ 2,369
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         4,814      247     7,093     1,844     2,935     1,196      4,372         559      145
  Net Asset Value and Offering Price
    Per Share***                       $   16.24  $  9.90  $  16.14  $  17.59  $  14.21  $  17.01  $   13.26  $    16.83  $ 16.36
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
  Investments at Cost, Including
    Foreign Currency                   $ 162,983  $ 9,644  $322,413  $ 71,052  $181,907  $105,977  $ 195,840  $   64,279  $20,333
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======

                                                         GOVERNMENT
                                                 INTER-  OBLIGATIONS
                                          HIGH  NATIONAL      MONEY     MONEY
                                         YIELD   MAGNUM      MARKET    MARKET
                                          FUND     FUND        FUND      FUND
                                         (000)    (000)       (000)     (000)
-------------------------------------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $    18  $     3  $       95  $    139
  Paid in Capital in Excess of Par      21,471   44,357      94,764   138,382
  Undistributed (Distributions in
    Excess of) Net Investment Income        38      767          --        --
  Accumulated (Distributions in
    Excess of) Net Realized Gain
    (Loss)                                 245       21         (91)      (99)
  Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Translations**        795    4,184          --        --
                                       -------  -------  ----------  --------
NET ASSETS                             $22,567  $49,332  $   94,768  $138,422
                                       =======  =======  ==========  ========

CLASS A SHARES:
  Net Assets                           $ 8,980  $21,961  $   94,768  $138,422
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         698    1,579      94,859   138,521
  Net Asset Value and Redemption
    Price Per Share                    $ 12.86  $ 13.91  $     1.00  $   1.00
                                       =======  =======  ==========  ========
  Maximum Sales Charge                   4.75%    5.75%          --        --
  Maximum Offering Price Per Share
    (Net Asset Value Per Share X
    100-maximum sales charge)          $ 13.50  $ 14.76          --        --
                                       =======  =======  ==========  ========
  Net Assets                           $ 8,617  $18,215          --        --
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         670    1,317          --        --
  Net Asset Value and Offering Price
    Per Share***                       $ 12.86  $ 13.84          --        --
                                       =======  =======  ==========  ========
CLASS C SHARES:
  Net Assets                           $ 4,970  $ 9,156          --        --
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         386      662          --        --
  Net Asset Value and Offering Price
    Per Share***                       $ 12.86  $ 13.83          --        --
  Investments at Cost, Including
    Foreign Currency                   $21,610  $49,859  $   94,977  $137,740
                                       =======  =======  ==========  ========

---------------

  * Includes repurchase agreements aggregating $8,897,000, $15,266,000, 2,523,000, $3,146,000, $4,769,000, $9,936,000, $5,014,000, $665,000,
     $615,000, $8,624,000, $12,495,000 and $16,375,000 for Global Equity
     Allocation Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund, Latin American Fund, Emerging Markets Fund, Aggressive Equity Fund, U.S. Real Estate Fund, High Yield Fund, International Magnum Fund, Government Obligations Money Market Fund and Money Market Fund, respectively.
 ** Net of accrual for country tax of U.S. $93,000 for Asian Growth Fund and $401,000 for Emerging Markets Fund.
***  Redemption price may be subject to a contingent deferred sales charge.

------------------
          88
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                            YEAR ENDED JUNE 30, 1997

                                         GLOBAL    GLOBAL                      WORLDWIDE                                      U.S.
                                         EQUITY     FIXED     ASIAN  AMERICAN       HIGH     LATIN  EMERGING  AGGRESSIVE      REAL
                                     ALLOCATION    INCOME    GROWTH     VALUE     INCOME  AMERICAN   MARKETS      EQUITY    ESTATE
                                           FUND      FUND      FUND      FUND       FUND      FUND      FUND        FUND      FUND
                                          (000)     (000)     (000)     (000)      (000)     (000)     (000)       (000)     (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                          $    3,489  $     --  $  6,912  $  1,309  $     170  $    893  $  3,086  $      295  $    476
  Interest                                  259       632       340        82     16,119       106       467         116        78
  Security Lending                          107        --        --        --         --        --        --          --        --
  Less Foreign Taxes Withheld              (254)      (10)     (963)       --         --        --      (160)         --        --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Total Income                           3,601       622     6,289     1,391     16,289       999     3,393         411       554
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
EXPENSES:
  Investment Advisory Fees                1,557        79     4,057       432      1,086       572     1,955         245       145
    Less: Fees Waived                      (293)      (79)       --      (135)        --      (248)     (331)       (204)     (145)
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
  Net Investment Advisory Fees            1,264        --     4,057       297      1,086       324     1,624          41        --
  Administrative Fees                       473        34     1,080       139        388       151       445          76        42
  Custody Fees                              224        17       682        18         77       191       581          34        44
  Filing and Registration Fees                5        --         1         4         13        11         6           8         2
  Directors' Fees and Expenses                8         2        21         3          7         3         9           2         2
  Professional Fees                          95        30       207        38         84        45       107          28        21
  Shareholder Reports                        92        11       262        47         77        20        76          30         4
  Security Lending Fees                      23        --        --        --         --        --        --          --        --
  Dividend Expense for Securities
    Sold Short                               --        --        --        --         --        --        --           1        --
  Distribution Fees
    Class A                                 160        16       509        58        152        81       229          28        19
    Class B                                 238        16       602        43        491        45       180         105        45
    Class C                                 679        26     1,424       233        351        87       465          55        22
  Amortization of Organizational
    Costs                                    37        37        31        46         52        51        52          78        49
  Blue Sky Fees                              44        35        69        36         39        40        47          36        30
  Country Tax Expense                         3        --        --        --         --        57        58          --        --
  Interest Expense                            1         3        64        --         23        18        37          21        --
  Other                                      10         3        28         5         14         6        15           3         2
  Expenses Reimbursed by Adviser             --       (44)       --        --         --        --        --          --        (8)
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Net Expenses                           3,356       186     9,037       967      2,854     1,130     3,931         546       274
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
Net Investment Income (Loss)                245       436    (2,748)      424     13,435      (131)     (538)       (135)      280
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
NET REALIZED GAIN (LOSS) ON:
  Investments                             8,119       113    (4,389)    6,719     10,103    14,026    15,276       3,674     2,077
  Foreign Currency Transactions           5,051        (2)     (415)       --       (741)      (45)     (283)         --        --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Net Realized Gain (Loss)              13,170       111    (4,804)    6,719      9,362    13,981    14,993       3,674     2,077
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
  Investments                            18,089       (60)   (2,600)    7,544     14,410    10,222     7,857       3,365     1,622
  Foreign Currency Translations            (838)      (24)      (19)       --          2       (22)     (382)         --        --
  Securities Sold Short                      --        --        --        --         --        --        --        (160)       --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
    Change in Unrealized
      Appreciation/ Depreciation         17,251       (84)   (2,619)    7,544     14,412    10,200     7,475       3,205     1,622
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
Net Realized Gain (Loss) and Change
  in Unrealized
  Appreciation/Depreciation              30,421        27    (7,423)   14,263     23,774    24,181    22,468       6,879     3,699
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   30,666  $    463  $(10,171) $ 14,687  $  37,209  $ 24,050  $ 21,930  $    6,744  $  3,979
                                     ==========  ========  ========  ========  =========  ========  ========  ==========  ========

                                                              GOVERNMENT
                                         HIGH  INTERNATIONAL       MONEY     MONEY
                                        YIELD         MAGNUM      MARKET    MARKET
                                         FUND           FUND        FUND      FUND
                                        (000)          (000)       (000)     (000)
----------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                          $     54         $  498  $       --  $     --
  Interest                              1,454            175       6,529    10,791
  Security Lending                         --             --          --        --
  Less Foreign Taxes Withheld              --            (65)         --        --
                                     --------         ------  ----------  --------
   Total Income                         1,508            608       6,529    10,791
                                     --------         ------  ----------  --------
EXPENSES:
  Investment Advisory Fees                113            168         542       882
    Less: Fees Waived                    (113)          (168)       (392)     (579)
                                     --------         ------  ----------  --------
  Net Investment Advisory Fees             --             --         150       303
  Administrative Fees                      42             73         123       194
  Custody Fees                             17             97          25        46
  Filing and Registration Fees              2             --          --        --
  Directors' Fees and Expenses              2              2           1         5
  Professional Fees                        21             39          86       122
  Shareholder Reports                       1              6          23        45
  Security Lending Fees                    --             --          --        --
  Dividend Expense for Securities
    Sold Short                             --             --          --        --
  Distribution Fees
    Class A                                13             21         604       981
    Class B                                57             68          --        --
    Class C                                43             58          --        --
  Amortization of Organizational
    Costs                                  49             68          41        41
  Blue Sky Fees                            26             36          60       103
  Country Tax Expense                      --             --          --        --
  Interest Expense                         --              1          --        --
  Other                                     1              2          41        92
  Expenses Reimbursed by Adviser          (12)           (33)         --        --
                                     --------         ------  ----------  --------
   Net Expenses                           262            438       1,154     1,932
                                     --------         ------  ----------  --------
Net Investment Income (Loss)            1,246            170       5,375     8,859
                                     --------         ------  ----------  --------
NET REALIZED GAIN (LOSS) ON:
  Investments                             312             33           8        13
  Foreign Currency Transactions            --            737          --        --
                                     --------         ------  ----------  --------
   Net Realized Gain (Loss)               312            770           8        13
                                     --------         ------  ----------  --------
CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
  Investments                             881          4,060          --        --
  Foreign Currency Translations            --            124          --        --
  Securities Sold Short                    --             --          --        --
                                     --------         ------  ----------  --------
    Change in Unrealized
      Appreciation/ Depreciation          881          4,184          --        --
                                     --------         ------  ----------  --------
Net Realized Gain (Loss) and Change
  in Unrealized
  Appreciation/Depreciation             1,193          4,954           8        13
                                     --------         ------  ----------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $  2,439         $5,124  $    5,383  $  8,872
                                     ========         ======  ==========  ========

                                                         -----------------------
                                                                    89
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         245  $         364
  Net Realized Gain                           13,170         11,649
  Change in Unrealized
    Appreciation/Depreciation                 17,251          9,778
                                       -------------  -------------
  Net Increase in Net Assets from
    Operations                                30,666         21,791
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                     (2,358)        (1,295)
  Class B                                       (759)           (69)
  Class C                                     (2,093)        (1,106)
                                       -------------  -------------
                                              (5,210)        (2,470)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                     (2,101)        (1,591)
  Class B                                       (751)           (96)
  Class C                                     (2,262)        (1,624)
                                       -------------  -------------
                                              (5,114)        (3,311)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions             (10,324)        (5,781)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  54,525         58,409
  Distributions Reinvested                     9,826          5,268
  Redeemed                                   (36,345)       (21,216)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              28,006         42,461
                                       -------------  -------------
  Total Increase in Net Assets                48,348         58,471
NET ASSETS -- Beginning of Year              141,517         83,046
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $2,666 and $2,710, respectively)  $     189,865  $     141,517
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,091          1,702
     Distributions Reinvested                    293            197
     Redeemed                                 (1,314)          (960)
                                       -------------  -------------
   Net Increase in Class A Shares
     Outstanding                                  70            939
                                       =============  =============
   Dollars:
     Subscribed                        $      16,569  $      23,872
     Distributions Reinvested                  4,157          2,639
     Redeemed                                (19,605)       (13,331)
                                       -------------  -------------
   Net Increase                        $       1,121  $      13,180
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                1,444          1,017
     Distributions Reinvested                    106             12
     Redeemed                                   (160)            (7)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               1,390          1,022
                                       =============  =============
   Dollars:
     Subscribed                        $      21,138  $      14,112
     Distributions Reinvested                  1,475            158
     Redeemed                                 (2,336)          (100)
                                       -------------  -------------
   Net Increase                        $      20,277  $      14,170
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,160          1,482
     Distributions Reinvested                    300            186
     Redeemed                                   (995)          (575)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 465          1,093
                                       =============  =============
   Dollars:
     Subscribed                        $      16,818  $      20,425
     Distributions Reinvested                  4,194          2,471
     Redeemed                                (14,404)        (7,785)
                                       -------------  -------------
   Net Increase                        $       6,608  $      15,111
                                       =============  =============
-------------------------------------------------------------------

-----------
          90
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                          $   436      $     772
  Net Realized Gain                                  111            489
  Change in Unrealized
    Appreciation/Depreciation                        (84)          (513)
                                                 -------      ---------
  Net Increase in Net Assets
    Resulting from Operations                        463            748
                                                 -------      ---------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (218)          (771)
  Class B                                            (46)           (21)
  Class C                                            (74)          (399)
  In Excess of Net Investment Income:
  Class A                                            (41)           (23)
  Class B                                             (9)            (1)
  Class C                                            (14)           (12)
                                                 -------      ---------
  Net Decrease in Net Assets
    Resulting from Distributions                    (402)        (1,227)
                                                 -------      ---------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                       4,760          8,720
  Distributions Reinvested                           335            676
  Redeemed                                        (6,304)       (14,258)
                                                 -------      ---------
  Net Decrease in Net Assets
    Resulting from Capital Share
    Transactions                                  (1,209)        (4,862)
                                                 -------      ---------
  Total Decrease in Net Assets                    (1,148)        (5,341)
NET ASSETS -- Beginning of Year                   11,716         17,057
                                                 -------      ---------
NET ASSETS -- End of Year (Including
  distributions in excess of net
  investment income of $(63) and
  $(36), respectively)                           $10,568      $  11,716
                                                 =======      =========
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
  --------------------
  Shares:
    Subscribed                                       256            589
    Distributions Reinvested                          22             50
    Redeemed                                        (382)          (975)
                                                 -------      ---------
  Net Decrease in Class A Shares
    Outstanding                                     (104)          (336)
                                                 =======      =========
  Dollars:
    Subscribed                                   $ 2,529          5,929
    Distributions Reinvested                         225            507
    Redeemed                                      (3,839)        (9,791)
                                                 -------      ---------
  Net Decrease                                   $(1,085)     $  (3,355)
                                                 =======      =========
  Class B:
  --------------------
  Shares:
    Subscribed                                       100            150
    Distributions Reinvested                           4              1
    Redeemed                                         (76)            (6)
                                                 -------      ---------
  Net Increase in Class B Shares
    Outstanding                                       28            145
                                                 =======      =========
  Dollars:
    Subscribed                                   $   999          1,496
    Distributions Reinvested                          41             14
    Redeemed                                        (758)           (63)
                                                 -------      ---------
  Net Increase                                   $   282      $   1,447
                                                 =======      =========
  Class C:
  --------------------
  Shares:
    Subscribed                                       123            130
    Distributions Reinvested                           7             15
    Redeemed                                        (170)          (443)
                                                 -------      ---------
  Net Decrease in Class C Shares
    Outstanding                                      (40)          (298)
                                                 =======      =========
  Dollars:
    Subscribed                                   $ 1,232      $   1,295
    Distributions Reinvested                          69            155
    Redeemed                                      (1,707)        (4,404)
                                                 -------      ---------
  Net Decrease                                   $  (406)     $  (2,954)
                                                 =======      =========
-----------------------------------------------------------------------

                                                         -----------------------
                                                                    91
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                $          (2,748) $      (1,844)
  Net Realized Gain (Loss)                        (4,804)         5,364
  Change in Unrealized
    Appreciation/Depreciation                     (2,619)         9,465
                                       -----------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations             (10,171)        12,985
                                       -----------------  -------------
DISTRIBUTIONS:
  Net Realized Gain:
  Class A                                            (33)            --
  Class B                                            (10)            --
  Class C                                            (24)            --
  In Excess of Net Realized Gain:
  Class A                                         (4,110)            --
  Class B                                         (1,274)            --
  Class C                                         (3,072)            --
                                       -----------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions                  (8,523)            --
                                       -----------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     114,562        241,482
  Distributions Reinvested                         8,035             --
  Redeemed                                      (220,149)      (103,699)
                                       -----------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                           (97,552)       137,783
                                       -----------------  -------------
  Total Increase (Decrease) in Net
    Assets                                      (116,246)       150,768
NET ASSETS -- Beginning of Year                  468,932        318,164
                                       -----------------  -------------
NET ASSETS -- End of Year (Including
  net investment loss of $(1,153) and
  $(160), respectively)                $         352,686  $     468,932
                                       =================  =============
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    4,724          7,522
     Distributions Reinvested                        243             --
     Redeemed                                     (8,877)        (3,936)
                                       -----------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                           (3,910)         3,586
                                       =================  =============
   Dollars:
     Subscribed                        $          77,015  $     127,388
     Distributions Reinvested                      3,930             --
     Redeemed                                   (144,501)       (65,894)
                                       -----------------  -------------
   Net Increase (Decrease)             $         (63,556) $      61,494
                                       -----------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                    1,466          3,225
     Distributions Reinvested                         77             --
     Redeemed                                       (803)           (81)
                                       -----------------  -------------
   Net Increase in Class B Shares
     Outstanding                                     740          3,144
                                       =================  =============
   Dollars:
     Subscribed                        $          23,406  $      54,005
     Distributions Reinvested                      1,210             --
     Redeemed                                    (12,628)        (1,375)
                                       -----------------  -------------
   Net Increase                        $          11,988  $      52,630
                                       =================  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                      883          3,629
     Distributions Reinvested                        184             --
     Redeemed                                     (3,989)        (2,229)
                                       -----------------  -------------
   Net Increase (Decrease) in Class C
     Shares Outstanding                           (2,922)         1,400
                                       =================  =============
   Dollars:
     Subscribed                        $          14,140  $      60,089
     Distributions Reinvested                      2,895             --
     Redeemed                                    (63,019)       (36,430)
                                       -----------------  -------------
   Net Increase (Decrease)             $         (45,984) $      23,659
                                       =================  =============
-----------------------------------------------------------------------

-----------
          92
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         424  $         666
  Net Realized Gain                            6,719          2,783
  Change in Unrealized
    Appreciation/Depreciation                  7,544          3,203
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                 14,687          6,652
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                       (309)          (443)
  Class B                                        (25)           (17)
  Class C                                       (133)          (209)
  In Excess of Net Investment Income:
  Class A                                         (1)           (12)
  Class B                                         --             (1)
  Class C                                         --            (10)
                                       -------------  -------------
                                                (468)          (692)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                     (1,555)          (331)
  Class B                                       (209)           (20)
  Class C                                     (1,482)          (252)
                                       -------------  -------------
                                              (3,246)          (603)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (3,714)        (1,295)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  38,027         18,813
  Distributions Reinvested                     3,292            900
  Redeemed                                   (13,557)       (16,260)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              27,762          3,453
                                       -------------  -------------
  Total Increase in Net Assets                38,735          8,810
NET ASSETS -- Beginning of Year               43,352         34,542
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  distributions in excess of net
  investment income of $(1) and
  $(23), respectively)                 $      82,087  $      43,352
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,025            515
     Distributions Reinvested                    119             42
     Redeemed                                   (538)          (816)
                                       -------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                          606           (259)
                                       =============  =============
   Dollars:
     Subscribed                        $      16,463  $       7,053
     Distributions Reinvested                  1,785            573
     Redeemed                                 (8,501)       (11,471)
                                       -------------  -------------
   Net Increase (Decrease)             $       9,747  $      (3,845)
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                  714            174
     Distributions Reinvested                     15              3
     Redeemed                                    (27)            (7)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                                 702            170
                                       =============  =============
   Dollars:
     Subscribed                        $      11,773  $       2,376
     Distributions Reinvested                    228             36
     Redeemed                                   (420)           (93)
                                       -------------  -------------
   Net Increase                        $      11,581  $       2,319
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                  623            685
     Distributions Reinvested                     85             21
     Redeemed                                   (312)          (334)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 396            372
                                       =============  =============
   Dollars:
     Subscribed                        $       9,791  $       9,384
     Distributions Reinvested                  1,279            291
     Redeemed                                 (4,636)        (4,696)
                                       -------------  -------------
   Net Increase                        $       6,434  $       4,979
                                       =============  =============
-------------------------------------------------------------------

                                                         -----------------------
                                                                    93
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $      13,435  $       8,304
  Net Realized Gain                            9,362          4,060
  Change in Unrealized Appreciation
    /Depreciation                             14,412           (637)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                 37,209         11,727
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                     (5,678)        (3,806)
  Class B                                     (4,269)        (1,176)
  Class C                                     (3,020)        (2,325)
                                       -------------  -------------
                                             (12,967)        (7,307)
                                       -------------  -------------
  Realized Gain:
  Class A                                     (2,320)            --
  Class B                                     (1,708)            --
  Class C                                     (1,293)            --
                                       -------------  -------------
                                              (5,321)            --
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions             (18,288)        (7,307)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 133,028        103,978
  Distributions Reinvested                    11,818          3,981
  Redeemed                                   (63,040)       (43,317)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              81,806         64,642
                                       -------------  -------------
  Total Increase in Net Assets               100,727         69,062
NET ASSETS -- Beginning of Year               95,761         26,699
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $311 and $1,157, respectively)    $     196,488  $      95,761
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                5,082          4,713
     Distributions Reinvested                    423            190
     Redeemed                                 (3,469)        (2,858)
                                       -------------  -------------
   Net Increase in Class A Shares
     Outstanding                               2,036          2,045
                                       =============  =============
   Dollars:
     Subscribed                        $      67,886  $      56,635
     Distributions Reinvested                  5,651          2,294
     Redeemed                                (46,537)       (34,479)
                                       -------------  -------------
   Net Increase                        $      27,000  $      24,450
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                3,787          2,125
     Distributions Reinvested                    246             44
     Redeemed                                   (622)           (65)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               3,411          2,104
                                       =============  =============
   Dollars:
     Subscribed                        $      50,939  $      25,745
     Distributions Reinvested                  3,287            538
     Redeemed                                 (8,415)          (797)
                                       -------------  -------------
   Net Increase                        $      45,811  $      25,486
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,057          1,792
     Distributions Reinvested                    217             95
     Redeemed                                   (596)          (656)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 678          1,231
                                       =============  =============
   Dollars:
     Subscribed                        $      14,203  $      21,598
     Distributions Reinvested                  2,880          1,149
     Redeemed                                 (8,088)        (8,041)
                                       -------------  -------------
   Net Increase                        $       8,995  $      14,706
                                       =============  =============
-------------------------------------------------------------------

-----------
          94
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)         $            (131) $         163
  Net Realized Gain                               13,981            752
  Change in Unrealized
    Appreciation/Depreciation                     10,200          5,112
                                       -----------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                     24,050          6,027
                                       -----------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                             --            (18)

  In Excess of Net Investment Income:
  Class A                                           (117)            --
  Class B                                            (17)            --
  Class C                                            (13)            --
                                       -----------------  -------------
                                                    (147)           (18)
                                       -----------------  -------------
  Net Realized Gain:
  Class A                                         (2,192)            --
  Class B                                           (359)            --
  Class C                                           (727)            --
                                       -----------------  -------------
                                                  (3,278)            --
                                       -----------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions                  (3,425)           (18)
                                       -----------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     114,111         19,885
  Distributions Reinvested                         3,304             15
  Redeemed                                       (46,502)       (10,130)
                                       -----------------  -------------
  Net Increase in Net Assets
    Resulitng from Capital Share
    Transactions                                  70,913          9,770
                                       -----------------  -------------
  Total Increase in Net Assets                    91,538         15,779
NET ASSETS -- Beginning of Year                   27,522         11,743
                                       -----------------  -------------
NET ASSETS -- End of Year (Including
  undistributed (distribution in
  excess of) net investment income of
  $(11) and $132, respectively)        $         119,060  $      27,522
                                       =================  =============
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    6,162          1,373
     Distributions Reinvested                        187              1
     Redeemed                                     (2,975)          (737)
                                       -----------------  -------------
   Net Increase in Class A Shares
     Outstanding                                   3,374            637
                                       =================  =============
   Dollars:
     Subscribed                        $          90,337  $      14,772
     Distributions Reinvested                      2,243             15
     Redeemed                                    (41,558)        (7,673)
                                       -----------------  -------------
   Net Increase                        $          51,022  $       7,114
                                       =================  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                      752            169
     Distributions Reinvested                         30             --
     Redeemed                                       (104)            (5)
                                       -----------------  -------------
   Net Increase in Class B Shares
     Outstanding                                     678            164
                                       =================  =============
   Dollars:
     Subscribed                        $          11,139  $       1,858
     Distributions Reinvested                        353             --
     Redeemed                                     (1,385)           (52)
                                       -----------------  -------------
   Net Increase                        $          10,107  $       1,806
                                       =================  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                      856            316
     Distributions Reinvested                         60             --
     Redeemed                                       (266)          (224)
                                       -----------------  -------------
   Net Increase in Class C Shares
     Outstanding                                     650             92
                                       =================  =============
   Dollars:
     Subscribed                        $          12,635  $       3,255
     Distributions Reinvested                        708             --
     Redeemed                                     (3,559)        (2,405)
                                       -----------------  -------------
   Net Increase                        $           9,784  $         850
                                       =================  =============
-----------------------------------------------------------------------

                                                         -----------------------
                                                                    95
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)         $        (538) $         465
  Net Realized Gain (Loss)                    14,993           (518)
  Change in Unrealized
    Appreciation/Depreciation                  7,475         14,532
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations          21,930         14,479
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                         --           (142)
  In Excess of Net Investment Income:
  Class A                                       (291)            --
  Class B                                        (52)            --
  Class C                                        (44)            --
                                       -------------  -------------
                                                (387)          (142)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                       (871)            --
  Class B                                       (182)            --
  Class C                                       (503)            --
                                       -------------  -------------
                                              (1,556)            --
                                       -------------  -------------
  In Excess of Net Realized Gain:
  Class A                                         --             (3)
  Class C                                         --             (2)
                                       -------------  -------------
                                                  --             (5)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (1,943)          (147)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 133,953        141,283
  Distributions Reinvested                     1,855            133
  Redeemed                                  (111,716)       (35,217)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              24,092        106,199
                                       -------------  -------------
  Total Increase in Net Assets                44,079        120,531
NET ASSETS -- Beginning of Year              168,867         48,336
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed (distributions in
  excess of) net investment income of
  $(659) and $306, respectively.)      $     212,946  $     168,867
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                7,637          9,551
     Distributions Reinvested                    104             13
     Redeemed                                 (8,424)        (2,502)
                                       -------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                         (683)         7,062
                                       =============  =============
   Dollars:
     Subscribed                        $      89,680  $     106,764
     Distributions Reinvested                  1,103            131
     Redeemed                                (96,827)       (27,528)
                                       -------------  -------------
   Net Increase (Decrease)             $      (6,044) $      79,367
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                2,028            883
     Distributions Reinvested                     20             --
     Redeemed                                   (205)           (10)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               1,843            873
                                       =============  =============
   Dollars:
     Subscribed                        $      23,982  $       9,848
     Distributions Reinvested                    223             --
     Redeemed                                 (2,355)          (116)
                                       -------------  -------------
   Net Increase                        $      21,850  $       9,732
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,753          2,245
     Distributions Reinvested                     51             --
     Redeemed                                 (1,086)          (703)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 718          1,542
                                       =============  =============
   Dollars:
     Subscribed                        $      20,292  $      24,671
     Distributions Reinvested                    528              2
     Redeemed                                (12,534)        (7,573)
                                       -------------  -------------
   Net Increase                        $       8,286  $      17,100
                                       =============  =============
-------------------------------------------------------------------

-----------
          96
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND

                                              YEAR ENDED  JANUARY 2, 1996* TO
                                           JUNE 30, 1997        JUNE 30, 1996
                                                   (000)                (000)
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                   $  (135)             $    27
  Net Realized Gain                                3,674                  943
  Change in Unrealized
    Appreciation/Depreciation                      3,205                  274
                                                 -------              -------
  Net Increase in Net Assets
    Resulting from Operations                      6,744                1,244
                                                 -------              -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                            (16)                 (17)
  Class B                                             (5)                  (6)
  Class C                                             (5)                  (7)
                                                 -------              -------
                                                     (26)                 (30)
                                                 -------              -------
  Net Realized Gain:
  Class A                                           (711)                  --
  Class B                                           (452)                  --
  Class C                                           (439)                  --
                                                 -------              -------
                                                  (1,602)                  --
                                                 -------              -------
  Net Decrease in Net Assets
    Resulting from Distributions                  (1,628)                 (30)
                                                 -------              -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                      57,588                9,793
  Distributions Reinvested                         1,037                   10
  Redeemed                                        (7,818)                (627)
                                                 -------              -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                  50,807                9,176
                                                 -------              -------
  Total Increase in Net Assets                    55,923               10,390
NET ASSETS -- Beginning of Year                   10,390                   --
                                                 -------              -------
NET ASSETS -- End of Year                        $66,313              $10,390
                                                 =======              =======
-----------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    1,309                  410
     Distributions Reinvested                         35                    1
     Redeemed                                       (392)                 (37)
                                                 -------              -------
   Net Increase in Class A Shares
     Outstanding                                     952                  374
                                                 =======              =======
   Dollars:
     Subscribed                                  $20,966              $ 5,351
     Distributions Reinvested                        522                    9
     Redeemed                                     (6,373)                (479)
                                                 -------              -------
     Net Increase                                $15,115              $ 4,881
                                                 =======              =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                    1,905                  170
     Distributions Reinvested                         18                   --
     Redeemed                                        (51)                  (1)
                                                 -------              -------
   Net Increase in Class B Shares
     Outstanding                                   1,872                  169
                                                 =======              =======
   Dollars:
     Subscribed                                  $30,344              $ 2,086
     Distributions Reinvested                        262                   --
     Redeemed                                       (818)                 (11)
                                                 -------              -------
   Net Increase                                  $29,788              $ 2,075
                                                 =======              =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                      404                  190
     Distributions Reinvested                         17                   --
     Redeemed                                        (42)                 (10)
                                                 -------              -------
   Net Increase in Class C Shares
     Outstanding                                     379                  180
                                                 =======              =======
   Dollars:
     Subscribed                                  $ 6,278                2,356
     Distributions Reinvested                        252                    1
     Redeemed                                       (626)                (137)
                                                 -------              -------
   Net Increase                                  $ 5,904              $ 2,220
                                                 =======              =======
-----------------------------------------------------------------------------
* Commencement of operations

                                                         -----------------------
                                                                    97
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND

                                          YEAR ENDED  MAY 1, 1996* TO
                                       JUNE 30, 1997    JUNE 30, 1996
                                               (000)            (000)
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         280  $            32
  Net Realized Gain                            2,077               --
  Change in Unrealized
    Appreciation/Depreciation                  1,622              210
                                       -------------           ------
  Net Increase in Net Assets
    Resulting from Operations                  3,979              242
                                       -------------           ------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                       (162)              (5)
  Class B                                        (57)              (4)
  Class C                                        (31)              (4)
                                       -------------           ------
                                                (250)             (13)
                                       -------------           ------
  Net Realized Gain:
  Class A                                       (100)              --
  Class B                                        (71)              --
  Class C                                        (48)              --
                                       -------------           ------
                                                (219)              --
                                       -------------           ------
  Net Decrease in Net Assets
    Resulting from Distributions                (469)             (13)
                                       -------------           ------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  23,984            5,578
  Distributions Reinvested                       268                1
  Redeemed                                    (9,254)              --
                                       -------------           ------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              14,998            5,579
                                       -------------           ------
  Total Increase in Net Assets                18,508            5,808
NET ASSETS -- Beginning of Year                5,808               --
                                       -------------           ------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $55 and $19, respectively.)       $      24,316  $         5,808
                                       =============           ======
---------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,003              146
     Distributions Reinvested                     13               --
     Redeemed                                   (257)              --
                                       -------------           ------
   Net Increase in Class A Shares
     Outstanding                                 759              146
                                       =============           ======
   Dollars:
     Subscribed                        $      15,148  $         1,753
     Distributions Reinvested                    187                1
     Redeemed                                 (3,998)              --
                                       -------------           ------
   Net Increase                        $      11,337  $         1,754
                                       =============           ======
   Class B:
   ---------------------
   Shares:
     Subscribed                                  441              175
     Distributions Reinvested                      4               --
     Redeemed                                   (185)              --
                                       -------------           ------
   Net Increase in Class B Shares
     Outstanding                                 260              175
                                       =============           ======
   Dollars:
     Subscribed                        $       6,607  $         2,116
     Distributions Reinvested                     54               --
     Redeemed                                 (2,916)              --
                                       -------------           ------
   Net Increase                        $       3,745  $         2,116
                                       =============           ======
   Class C:
   ---------------------
   Shares:
     Subscribed                                  150              142
     Distributions Reinvested                      2               --
     Redeemed                                   (149)              --
                                       -------------           ------
   Net Increase in Class C Shares
     Outstanding                                   3              142
                                       =============           ======
   Dollars:
     Subscribed                        $       2,229  $         1,709
     Distributions Reinvested                     26               --
     Redeemed                                 (2,339)              --
                                       -------------           ------
   Net Increase                        $         (84) $         1,709
                                       =============           ======
---------------------------------------------------------------------
* Commencement of operations

-----------
          98
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND

                                              YEAR ENDED  MAY 1, 1996* TO
                                           JUNE 30, 1997    JUNE 30, 1996
                                                   (000)            (000)
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                          $ 1,246          $   110
  Net Realized Gain (Loss)                           312               (3)
  Change in Unrealized Appreciation
    /Depreciation                                    881              (86)
                                                 -------          -------
  Net Increase in Net Assets
    Resulting from Operations                      2,439               21
                                                 -------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (434)             (38)
  Class B                                           (454)             (27)
  Class C                                           (338)             (27)
                                                 -------          -------
                                                  (1,226)             (92)
                                                 -------          -------
  Realized Gain:
  Class A                                            (20)              --
  Class B                                            (24)              --
  Class C                                            (20)              --
                                                 -------          -------
                                                     (64)              --
                                                 -------          -------
  Net Decrease in Net Assets
    Resulting from Distributions                  (1,290)             (92)
                                                 -------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                      12,562           10,709
  Distributions Reinvested                           237                6
  Redeemed                                        (2,025)              --
                                                 -------          -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                  10,774           10,715
                                                 -------          -------
  Total Increase in Net Assets                    11,923           10,644
NET ASSETS -- Beginning of Year                   10,644               --
                                                 -------          -------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $38 and $18, respectively.)                 $22,567          $10,644
                                                 =======          =======
-------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                      461              327
     Distributions Reinvested                         10               --
     Redeemed                                       (101)              --
                                                 -------          -------
   Net Increase in Class A Shares
     Outstanding                                     370              327
                                                 =======          =======
   Dollars:
     Subscribed                                  $ 5,790          $ 3,930
     Distributions Reinvested                        131                5
     Redeemed                                     (1,282)              --
                                                 -------          -------
   Net Increase                                  $ 4,639          $ 3,935
                                                 =======          =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                      397              287
     Distributions Reinvested                          6               --
     Redeemed                                        (20)              --
                                                 -------          -------
   Net Increase in Class B Shares
     Outstanding                                     383              287
                                                 =======          =======
   Dollars:
     Subscribed                                  $ 4,971          $ 3,443
     Distributions Reinvested                         72                1
     Redeemed                                       (249)              --
                                                 -------          -------
   Net Increase                                  $ 4,794          $ 3,444
                                                 =======          =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                      144              278
     Distributions Reinvested                          3               --
     Redeemed                                        (39)              --
                                                 -------          -------
   Net Increase in Class C Shares
     Outstanding                                     108              278
                                                 =======          =======
   Dollars:
     Subscribed                                  $ 1,800          $ 3,336
     Distributions Reinvested                         35               --
     Redeemed                                       (494)              --
                                                 -------          -------
   Net Increase                                  $ 1,341          $ 3,336
                                                 =======          =======
------------------------------------------------------------------------
* Commencement of operations

                                                         -----------------------
                                                                    99
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND

                                       JULY 1, 1996* TO
                                          JUNE 30, 1997
                                                  (000)
-------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                         $   170
  Net Realized Gain                                 770
  Change in Unrealized
    Appreciation/Depreciation                     4,184
                                                -------
  Net Increase in Net Assets
    Resulting from Operations                     5,124
                                                -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (52)
  Class B                                           (45)
  Class C                                           (43)
                                                -------
                                                   (140)
                                                -------
  Net Realized Gain:
  Class A                                            (4)
  Class B                                            (4)
  Class C                                            (4)
                                                -------
                                                    (12)
                                                -------
  Net Decrease in Net Assets
    Resulting from Distributions                   (152)
                                                -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     47,034
  Distributions Reinvested                           50
  Redeemed                                       (2,724)
                                                -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                 44,360
                                                -------
  Total Increase in Net Assets                   49,332
NET ASSETS -- Beginning of Period                    --
                                                -------
NET ASSETS -- End of Period
  (Including undistributed net
  investment income of $767)                    $49,332
                                                =======
-------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                   1,722
     Distributions Reinvested                         1
     Redeemed                                      (144)
                                                -------
   Net Increase in Class A Shares
     Outstanding                                  1,579
                                                =======
   Dollars:
     Subscribed                                 $21,512
     Distributions Reinvested                        14
     Redeemed                                    (1,786)
                                                -------
   Net Increase                                 $19,740
                                                =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                   1,321
     Distributions Reinvested                         2
     Redeemed                                        (6)
                                                -------
   Net Increase in Class B Shares
     Outstanding                                  1,317
                                                =======
   Dollars:
     Subscribed                                 $16,670
     Distributions Reinvested                        18
     Redeemed                                       (73)
                                                -------
   Net Increase                                 $16,615
                                                =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                     728
     Distributions Reinvested                         1
     Redeemed                                       (67)
                                                -------
   Net Increase in Class C Shares
     Outstanding                                    662
                                                =======
   Dollars:
     Subscribed                                 $ 8,852
     Distributions Reinvested                        18
     Redeemed                                      (865)
                                                -------
   Net Increase                                 $ 8,005
                                                =======
-------------------------------------------------------
* Commencement of operations

-----------
         100
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $       5,375  $       4,114
  Net Realized Gain (Loss)                         8            (99)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                  5,383          4,015
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                       (5,375)        (4,114)
  Net Realized Gain                               --            (12)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (5,375)        (4,126)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 359,068      1,373,640
  Distributions Reinvested                     4,349          3,511
  Redeemed                                  (414,635)    (1,298,567)
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                       (51,218)        78,584
                                       -------------  -------------
  Total Increase (Decrease) in Net
    Assets                                   (51,210)        78,473
NET ASSETS -- Beginning of Year              145,978         67,505
                                       -------------  -------------
NET ASSETS -- End of Year              $      94,768  $     145,978
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                              359,068      1,373,640
     Distributions Reinvested                  4,349          3,511
     Redeemed                               (414,635)    (1,298,567)
                                       -------------  -------------
   Net Increase (Decrease) in Shares
     Outstanding                             (51,218)        78,584
                                       =============  =============
-------------------------------------------------------------------

                                                         -----------------------
                                                                    101
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $       8,859  $       7,849
  Net Realized Gain (Loss)                        13           (100)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                  8,872          7,749
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                       (8,859)        (7,849)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 677,641      1,390,774
  Distributions Reinvested                     7,110          7,425
  Redeemed                                  (717,315)    (1,398,641)
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                       (32,564)          (442)
                                       -------------  -------------
  Total Increase (Decrease) in Net
    Assets                                   (32,551)          (542)
NET ASSETS -- Beginning of Year              170,973        171,515
                                       -------------  -------------
NET ASSETS -- End of Year              $     138,422  $     170,973
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                              677,641      1,390,774
     Distributions Reinvested                  7,110          7,425
     Redeemed                               (717,315)    (1,398,641)
                                       -------------  -------------
   Net Increase (Decrease) in Shares
     Outstanding                             (32,564)          (442)
                                       =============  =============
-------------------------------------------------------------------

-----------
         102
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                                                              CLASS A
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.75              $ 12.60              $ 11.99              $ 11.09
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.10                 0.19                 0.12                 0.10
  Net Realized and Unrealized Gain
    (Loss)                                            2.76                 2.82                 0.67                 0.90
                                                   -------              -------              -------              -------
  Total From Investment Operations                    2.86                 3.01                 0.79                 1.00
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.55)               (0.39)                  --                (0.03)
  In Excess of Net Investment Income                    --                   --                (0.05)                  --
  Net Realized Gain                                  (0.49)               (0.47)               (0.13)               (0.07)
                                                   -------              -------              -------              -------
  Total Distributions                                (1.04)               (0.86)               (0.18)               (0.10)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD                     $ 16.57              $ 14.75              $ 12.60              $ 11.99
                                                   =======              =======              =======              =======
TOTAL RETURN (1)                                     20.61%               24.62%                6.69%                9.02%
                                                   =======              =======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $72,704              $63,706              $42,586              $33,425
Ratio of Expenses to Average Net
  Assets                                              1.70%                1.70%                1.70%                1.70%
Ratio of Net Investment Income to
  Average Net Assets                                  0.59%                0.71%                1.01%                0.98%
Portfolio Turnover Rate                                 45%                  44%                  39%                  30%
Average Commission Rate #
  Per Share                                        $0.0021                  N/A                  N/A                  N/A
  As a Percentage of Trade Amount                     0.83%                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.03              $  0.10              $  0.04              $  0.09
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      1.90%                2.06%                2.03%                2.58%
  Net Investment Income (Loss) to
    Average Net Assets                                0.40%                0.35%                0.68%                0.10%
-------------------------------------------------------------------------------------------------------------------------
                                                                               CLASS B
                                                               ----------------------------------------
                                          JANUARY 4, 1993*           YEAR ENDED         AUGUST 1, 1995+
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993        JUNE 30, 1997        TO JUNE 30, 1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.00              $ 14.46                 $ 13.01
                                                   -------              -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.04                (0.05)                   0.30
  Net Realized and Unrealized Gain
    (Loss)                                            1.05                 2.73                    1.98
                                                   -------              -------                 -------
  Total From Investment Operations                    1.09                 2.68                    2.28
                                                   -------              -------                 -------
DISTRIBUTIONS
  Net Investment Income                                 --                (0.50)                  (0.35)
  In Excess of Net Investment Income                    --                   --                      --
  Net Realized Gain                                     --                (0.49)                  (0.48)
                                                   -------              -------                 -------
  Total Distributions                                   --                (0.99)                  (0.83)
                                                   -------              -------                 -------
NET ASSET VALUE, END OF PERIOD                     $ 11.09              $ 16.15                 $ 14.46
                                                   =======              =======                 =======
TOTAL RETURN (1)                                     10.90%               19.64%                  18.08%
                                                   =======              =======                 =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $10,434              $38,962                 $14,786
Ratio of Expenses to Average Net
  Assets                                              1.70%**              2.45%                   2.45%**
Ratio of Net Investment Income to
  Average Net Assets                                  1.04%**             (0.11)%                  0.45%**
Portfolio Turnover Rate                                 14%                  45%                     44%
Average Commission Rate #
  Per Share                                            N/A              $0.0021                     N/A
  As a Percentage of Trade Amount                      N/A                 0.83%                    N/A
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.08              $  0.09                 $  0.22
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.65%**              2.65%                   2.81%**
  Net Investment Income (Loss) to
    Average Net Assets                               (0.91)%**            (0.30)%                  0.09%**
-------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.49              $ 12.43              $ 11.90              $ 11.05
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                       (0.03)                0.12                 0.04                 0.06
  Net Realized and Unrealized Gain
    (Loss)                                            2.73                 2.75                 0.65                 0.86
                                                   -------              -------              -------              -------
  Total From Investment Operations                    2.70                 2.87                 0.69                 0.92
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.46)               (0.33)                  --                   --
  In Excess of Net Investment Income                    --                   --                (0.03)                  --
  Net Realized Gain                                  (0.49)               (0.48)               (0.13)               (0.07)
                                                   -------              -------              -------              -------
  Total Distributions                                (0.95)               (0.81)               (0.16)               (0.07)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD                     $ 16.24              $ 14.49              $ 12.43              $ 11.90
                                                   =======              =======              =======              =======
TOTAL RETURN (1)                                     19.69%               23.65%                5.84%                8.34%
                                                   =======              =======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $78,199              $63,025              $40,460              $29,892
Ratio of Expenses to Average Net
  Assets                                              2.45%                2.45%                2.45%                2.45%
Ratio of Net Investment Income to
  Average Net Assets                                 (0.16)%              (0.04)%               0.25%                0.23%
Portfolio Turnover Rate                                 45%                  44%                  39%                  30%
Average Commission Rate #
  Per Share                                        $0.0021                  N/A                  N/A                  N/A
  As a Percentage of Trade Amount                     0.83%                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.03              $  1.16              $  0.05              $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.65%                2.81%                2.78%                3.34%
  Net Investment Income (Loss) to
    Average Net Assets                               (0.34)%              (0.40)%              (0.08)%              (0.66)%


                                          JANUARY 4, 1993*
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.00
                                                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01
  Net Realized and Unrealized Gain
    (Loss)                                            1.04
                                                   -------
  Total From Investment Operations                    1.05
                                                   -------
DISTRIBUTIONS
  Net Investment Income                                 --
  In Excess of Net Investment Income                    --
  Net Realized Gain                                     --
                                                   -------
  Total Distributions                                   --
                                                   -------
NET ASSET VALUE, END OF PERIOD                     $ 11.05
                                                   =======
TOTAL RETURN (1)                                     10.50%
                                                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $ 6,995
Ratio of Expenses to Average Net
  Assets                                              2.45%**
Ratio of Net Investment Income to
  Average Net Assets                                  0.29%**
Portfolio Turnover Rate                                 14%
Average Commission Rate #
  Per Share                                            N/A
  As a Percentage of Trade Amount                      N/A
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      4.40%**
  Net Investment Income (Loss) to
    Average Net Assets                               (1.66)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    103
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND

                                                                              CLASS A
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.94               $10.23              $  9.53              $ 10.55
                                                    ------               ------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.44                 0.53                 0.56                 0.52
  Net Realized and Unrealized Gain
    (Loss)                                           (0.02)               (0.01)                0.50                (0.42)
                                                    ------               ------              -------              -------
  Total From Investment Operations                    0.42                 0.52                 1.06                 0.10
                                                    ------               ------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.35)               (0.79)               (0.36)               (0.50)
  In Excess of Net Investment Income                 (0.06)               (0.02)                  --                (0.12)
  Net Realized Gain                                     --                   --                   --                (0.47)
  In Excess of Net Realized Gain                        --                   --                   --                (0.03)
                                                    ------               ------              -------              -------
  Total Distributions                                (0.41)               (0.81)               (0.36)               (1.12)
                                                    ------               ------              -------              -------
NET ASSET VALUE, END OF PERIOD                      $ 9.95               $ 9.94              $ 10.23              $  9.53
                                                    ======               ======              =======              =======
TOTAL RETURN (1)                                      4.27%                5.20%               11.41%                0.41%
                                                    ======               ======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $6,407               $7,432              $11,092              $10,369
Ratio of Expenses to Average Net
  Assets                                              1.45%                1.45%                1.45%                1.45%
Ratio of Net Investment Income to
  Average Net Assets                                  4.40%                5.02%                5.84%                4.70%
Portfolio Turnover Rate                                170%                 223%                 169%                 168%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.12               $ 0.07              $  0.07              $  0.11
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.57%                2.16%                2.22%                2.48%
  Net Investment Income to Average
    Net Assets                                        3.25%                4.31%                5.07%                3.67%
-------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS B
                                                               ------------------------------------------
                                          JANUARY 4, 1993*           YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993        JUNE 30, 1997             JUNE 30, 1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.00               $ 9.91                    $10.24
                                                    ------               ------                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.25                 0.41                      0.64
  Net Realized and Unrealized Gain
    (Loss)                                            0.55                (0.07)                    (0.26)
                                                    ------               ------                    ------
  Total From Investment Operations                    0.80                 0.34                      0.38
                                                    ------               ------                    ------
DISTRIBUTIONS
  Net Investment Income                              (0.25)               (0.29)                    (0.69)
  In Excess of Net Investment Income                    --                (0.05)                    (0.02)
  Net Realized Gain                                     --                   --                        --
  In Excess of Net Realized Gain                        --                   --                        --
                                                    ------               ------                    ------
  Total Distributions                                (0.25)               (0.34)                    (0.71)
                                                    ------               ------                    ------
NET ASSET VALUE, END OF PERIOD                      $10.55               $ 9.91                    $ 9.91
                                                    ======               ======                    ======
TOTAL RETURN (1)                                      8.02%                3.48%                     3.76%
                                                    ======               ======                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $6,633               $1,716                    $1,440
Ratio of Expenses to Average Net
  Assets                                              1.45%**              2.20%                     2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                  5.00%**              3.65%                     3.38%**
Portfolio Turnover Rate                                 55%                 170%                      223%
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.07               $ 0.13                    $ 0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.88%**              3.37%                     3.57%**
  Net Investment Income to Average
    Net Assets                                        3.57%**              2.45%                     2.01%**
-------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.90               $10.20               $ 9.54              $ 10.56
                                                    ------               ------               ------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.39                 0.37                 0.49                 0.43
  Net Realized and Unrealized Gain
    (Loss)                                           (0.05)                0.08                 0.47                (0.40)
                                                    ------               ------               ------              -------
  Total From Investment Operations                    0.34                 0.45                 0.96                 0.03
                                                    ------               ------               ------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.29)               (0.73)               (0.30)               (0.44)
  In Excess of Net Investment Income                 (0.05)               (0.02)                  --                (0.11)
  Net Realized Gain                                     --                   --                   --                (0.47)
  In Excess of Net Realized Gain                        --                   --                   --                (0.03)
                                                    ------               ------               ------              -------
  Total Distributions                                (0.34)               (0.75)               (0.30)               (1.05)
                                                    ------               ------               ------              -------
NET ASSET VALUE, END OF PERIOD                      $ 9.90               $ 9.90               $10.20              $  9.54
                                                    ======               ======               ======              =======
TOTAL RETURN (1)                                      3.48%                4.47%               10.24%               (0.25)%
                                                    ======               ======               ======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $2,445               $2,844               $5,965              $ 5,407
Ratio of Expenses to Average Net
  Assets                                              2.20%                2.20%                2.20%                2.20%
Ratio of Net Investment Income to
  Average Net Assets                                  3.65%                4.35%                5.09%                3.95%
Portfolio Turnover Rate                                170%                 223%                 169%                 168%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.12               $ 0.06               $ 0.08              $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.35%                2.87%                2.97%                3.29%
  Net Investment Income to Average
    Net Assets                                        2.48%                3.68%                4.32%                2.86%


                                          JANUARY 4, 1993*
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.00
                                                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.21
  Net Realized and Unrealized Gain
    (Loss)                                            0.55
                                                    ------
  Total From Investment Operations                    0.76
                                                    ------
DISTRIBUTIONS
  Net Investment Income                              (0.20)
  In Excess of Net Investment Income                    --
  Net Realized Gain                                     --
  In Excess of Net Realized Gain                        --
                                                    ------
  Total Distributions                                (0.20)
                                                    ------
NET ASSET VALUE, END OF PERIOD                      $10.56
                                                    ======
TOTAL RETURN (1)                                      7.61%
                                                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $6,120
Ratio of Expenses to Average Net
  Assets                                              2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                  4.25%**
Portfolio Turnover Rate                                 55%
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.63%**
  Net Investment Income to Average
    Net Assets                                        2.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         104
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND

                                                                               CLASS A
                                       ----------------------------------------------------------------------------------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       JUNE 23, 1993*
SELECTED PER SHARE DATA AND RATIOS     JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994     TO JUNE 30, 1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $       17.15     $       16.42     $       15.50     $       12.00     $          12.00
                                       -------------     -------------     -------------     -------------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                          (0.06)            (0.04)               --             (0.03)                  --
  Net Realized and Unrealized Gain
    (Loss)                                     (0.14)             0.77              1.43              3.53                   --
                                       -------------     -------------     -------------     -------------              -------
  Total From Investment Operations             (0.20)             0.73              1.43              3.50                   --
                                       -------------     -------------     -------------     -------------              -------
DISTRIBUTIONS
  Net Realized Gain                               --                --             (0.49)               --                   --
  In Excess of Net Realized Gain               (0.33)               --             (0.02)               --                   --
                                       -------------     -------------     -------------     -------------              -------
                                               (0.33)               --             (0.51)               --                   --
                                       -------------     -------------     -------------     -------------              -------
NET ASSET VALUE, END OF PERIOD         $       16.62     $       17.15     $       16.42     $       15.50     $          12.00
                                       =============     =============     =============     =============              =======
TOTAL RETURN (1)                               (1.10)%           4.45%             9.50%            29.17%                0.00%
                                       =============     =============     =============     =============              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $     175,440     $     248,009     $     178,667     $     138,212     $         11,770
Ratio of Expenses to Average Net
  Assets                                        1.84%             1.88%             1.90%             1.90%                1.90%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets                 (0.31)%           (0.16)%            0.04%            (0.24)%              (0.81)%**
Portfolio Turnover Rate                           74%               38%               34%               34%                   0%
Average Commission Rate #
  Per Share                            $      0.0110               N/A               N/A               N/A                  N/A
  As a Percentage of Trade Amount               0.51%              N/A               N/A               N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                               --                --                --     $        0.03     $           0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  --                --                --              2.17%               11.83%**
  Net Investment Income (Loss) to
    Average Net Assets                            --                --                --             (0.51)%             (10.74)%**
-------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS B
                                    ---------------------------------------
                                       YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS  JUNE 30, 1997             JUNE 30, 1996
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $       16.81     $               16.51
                                    -------------                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                       (0.16)                    (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                  (0.15)                     0.33
                                    -------------                   -------
  Total From Investment Operations          (0.31)                     0.30
                                    -------------                   -------
DISTRIBUTIONS
  Net Realized Gain                            --                        --
  In Excess of Net Realized Gain            (0.33)                       --
                                    -------------                   -------
                                            (0.33)                       --
                                    -------------                   -------
NET ASSET VALUE, END OF PERIOD      $       16.17     $               16.81
                                    =============                   =======
TOTAL RETURN (1)                            (1.79)%                   1.82%
                                    =============                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)   $      62,786     $              52,853
Ratio of Expenses to Average Net
  Assets                                     2.59%                     2.61%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets              (1.04)%                   (0.52)%**
Portfolio Turnover Rate                        74%                      %38
Average Commission Rate #
  Per Share                         $      0.0110                       N/A
  As a Percentage of Trade Amount            0.51%                      N/A
----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                            --                        --
Ratios Before Expense Limitation:
  Expenses to Average Net Assets               --                        --
  Net Investment Income (Loss) to
    Average Net Assets                         --                        --
---------------------------------------------------------------------------------------------------------------------------


                                                                               CLASS C
                                     -------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED          JUNE 23, 1993*
RATIOS                               JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994        TO JUNE 30, 1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $       16.78     $       16.19     $       15.40     $       12.00     $             12.00
                                     -------------     -------------     -------------     -------------                  ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss                        (0.21)            (0.13)            (0.12)            (0.10)                     --
  Net Realized and Unrealized
    Gain (Loss)                              (0.10)             0.72              1.42              3.50                      --
                                     -------------     -------------     -------------     -------------                  ------
  Total From Investment
    Operations                               (0.31)             0.59              1.30              3.40                      --
                                     -------------     -------------     -------------     -------------                  ------
DISTRIBUTIONS
  Net Realized Gain                             --                --             (0.49)               --                      --
  In Excess of Net Realized Gain             (0.33)               --             (0.02)               --                      --
                                     -------------     -------------     -------------     -------------                  ------
                                             (0.33)               --             (0.51)               --                      --
                                     -------------     -------------     -------------     -------------                  ------
NET ASSET VALUE, END OF PERIOD       $       16.14     $       16.78     $       16.19     $       15.40     $             12.00
                                     =============     =============     =============     =============                  ======
TOTAL RETURN (1)                             (1.79)%           3.64%             8.71%            28.33%                   0.00%
                                     =============     =============     =============     =============                  ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (000's)                            $     114,460     $     168,070     $     139,497     $     116,889     $             8,491
Ratio of Expenses to Average Net
  Assets                                      2.59%             2.63%             2.63%             2.65%                   2.65%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets               (1.06)%           (0.94)%           (0.77)%           (0.99)%                 (1.56)%**
Portfolio Turnover Rate                         74%               38%               34%               34%                    % 0
Average Commission Rate #
  Per Share                          $      0.0110               N/A               N/A               N/A                     N/A
  As a Percentage of Trade
    Amount                                    0.51%              N/A               N/A               N/A                     N/A
--------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                             --                --                --     $        0.03     $              0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net Assets                --                --                --              2.92%                  12.64%**
  Net Investment Income (Loss)
    to Average Net Assets                       --                --                --             (1.26)%                (11.55)%**

--------------------------------------------------------------------------------
  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for a periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    105
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND

                                                                                CLASS A
                                          -----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED        OCTOBER 18, 1993*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995         TO JUNE 30, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $    14.63              $     12.89          $     11.70           $       12.00
                                          ----------              -----------          -----------           -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                         0.20                     0.27                 0.27                    0.17
  Net Realized and Unrealized Gain
    (Loss)                                      4.05                     1.94                 1.44                   (0.30)
                                          ----------              -----------          -----------           -------------
  Total from Investment Operations              4.25                     2.21                 1.71                   (0.13)
                                          ----------              -----------          -----------           -------------
DISTRIBUTIONS
  Net Investment Income                        (0.20)                   (0.27)               (0.28)                  (0.17)
  In Excess of Net Investment Income           (0.00)++                 (0.01)                  --                      --
  Net Realized Gain                            (1.09)                   (0.19)               (0.24)                     --
                                          ----------              -----------          -----------           -------------
  Total Distributions                          (1.29)                   (0.47)               (0.52)                  (0.17)
                                          ----------              -----------          -----------           -------------
NET ASSET VALUE, END OF PERIOD            $    17.59              $     14.63          $     12.89           $       11.70
                                          ==========              ===========          ===========           =============
TOTAL RETURN (1)                               30.68%                   17.41%               15.01%                  (1.12)%
                                          ==========              ===========          ===========           =============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $   34,331              $    19,674          $    20,675           $      10,717
Ratio of Expenses to Average Net
  Assets                                        1.50%                    1.50%                1.50%                   1.50%**
Ratio of Net Investment Income to
  Average Net Assets                            1.25%                    1.90%                2.29%                   2.14%**
Portfolio Turnover Rate                           73%                      41%                  23%                     17%
Average Commission Rate #                 $   0.0452                      N/A                  N/A                     N/A
------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $     0.04              $      0.04          $      0.05           $        0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                1.76%                    1.81%                1.96%                   2.48%**
  Net Investment Income to Average
    Net Assets                                  0.98%                    1.59%                1.83%                   1.16%**
------------------------------------------------------------------------------------------------------------------------------

                                                        CLASS B
                                       ------------------------------------------
                                             YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997             JUNE 30, 1996
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     14.63            $   13.37
                                           -----------            ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                           0.09                 0.15
  Net Realized and Unrealized Gain
    (Loss)                                        4.05                 1.46
                                           -----------            ---------
  Total from Investment Operations                4.14                 1.61
                                           -----------            ---------
DISTRIBUTIONS
  Net Investment Income                          (0.09)               (0.15)
  In Excess of Net Investment Income             (0.00)++             (0.01)
  Net Realized Gain                              (1.09)               (0.19)
                                           -----------            ---------
  Total Distributions                            (1.18)               (0.35)
                                           -----------            ---------
NET ASSET VALUE, END OF PERIOD             $     17.59            $   14.63
                                           ===========            =========
TOTAL RETURN (1)                                 29.77%               12.29%
                                           ===========            =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)          $    15,331            $   2,485
Ratio of Expenses to Average Net
  Assets                                          2.25%                2.25%**
Ratio of Net Investment Income to
  Average Net Assets                              0.40%                1.18%**
Portfolio Turnover Rate                             73%                  41%
Average Commission Rate #                  $    0.0452                  N/A
------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                 $      0.06            $    0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  2.48%                2.61%**
  Net Investment Income to Average
    Net Assets                                    0.14%                0.82%**
------------------------------------------------------------------------------------------


                                                                                CLASS C
                                          -----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED        OCTOBER 18, 1993*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995         TO JUNE 30, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $       14.64         $     12.89          $     11.69          $     12.00
                                          -------------         -----------          -----------          -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.08                0.16                 0.17                 0.11
  Net Realized and Unrealized Gain
    (Loss)                                         4.05                1.94                 1.44                (0.31)
                                          -------------         -----------          -----------          -----------
  Total from Investment Operations                 4.13                2.10                 1.61                (0.20)
                                          -------------         -----------          -----------          -----------
DISTRIBUTIONS
  Net Investment Income                           (0.09)              (0.15)               (0.17)               (0.11)
  In Excess of Net Investment Income              (0.00)++            (0.01)                  --                   --
  Net Realized Gain                               (1.09)              (0.19)               (0.24)                  --
                                          -------------         -----------          -----------          -----------
  Total Distributions                             (1.18)              (0.35)               (0.41)               (0.11)
                                          -------------         -----------          -----------          -----------
NET ASSET VALUE, END OF PERIOD            $       17.59         $     14.64          $     12.89          $     11.69
                                          =============         ===========          ===========          ===========
TOTAL RETURN (1)                                  29.67%              16.50%               14.13%               (1.70)%
                                          =============         ===========          ===========          ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      32,425         $    21,193          $    13,867          $     7,237
Ratio of Expenses to Average Net
  Assets                                           2.25%               2.25%                2.25%                2.25%**
Ratio of Net Investment Income to
  Average Net Assets                               0.49%               1.17%                1.54%                1.39%**
Portfolio Turnover Rate                              73%                 41%                  23%                  17%
Average Commission Rate #                 $      0.0452                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $        0.04         $      0.04          $      0.05          $      0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.47%               2.58%                2.71%                3.28%**
  Net Investment Income to Average
    Net Assets                                     0.22%               0.84%                1.08%                0.36%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
 ++  Amount is less than $0.01 per share
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         106
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND

                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED         APRIL 21, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        TO JUNE 30, 1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 12.47                     $11.57              $ 12.17              $ 12.00
                                           -------                     ------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                       1.25                       1.36                 1.26                 0.18
  Net Realized and Unrealized Gain
    (Loss)                                    2.30                       0.80                (0.52)                0.16
                                           -------                     ------              -------              -------
  Total From Investment Operations            3.55                       2.16                 0.74                 0.34
                                           -------                     ------              -------              -------
DISTRIBUTIONS
  Net Investment Income                      (1.25)                     (1.26)               (1.22)               (0.17)
  Net Realized Gain                          (0.51)                        --                (0.12)                  --
                                           -------                     ------              -------              -------
  Total Distributions                        (1.76)                     (1.26)               (1.34)               (0.17)
                                           -------                     ------              -------              -------
NET ASSET VALUE, END OF PERIOD             $ 14.26                     $12.47              $ 11.57              $ 12.17
                                           =======                     ======              =======              =======
TOTAL RETURN (1)                             30.29%                     19.61%                6.87%                2.86%
                                           =======                     ======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)          $76,439                    $41,493              $14,819              $ 6,857
Ratio of Expenses to Average Net
  Assets                                      1.52%                      1.55%                1.55%                1.55%**
Ratio of Net Investment Income to
  Average Net Assets                          9.73%                     11.95%               11.53%                8.29%**
Portfolio Turnover Rate                        157%                       220%                 178%                  19%
----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                 $    --                    $  0.02              $  0.05              $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                --                       1.69%                1.97%                3.23%**
  Net Invesment Income to Average Net
    Assets                                      --                      11.81%               11.11%                6.61%**
----------------------------------------------------------------------------------------------------------------------------

                                                       CLASS B
                                       ----------------------------------------
                                             YEAR ENDED         AUGUST 1, 1995+
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997        TO JUNE 30, 1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.44           $ 11.63
                                            -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                        1.07              1.18
  Net Realized and Unrealized Gain
    (Loss)                                     2.35              0.72
                                            -------           -------
  Total From Investment Operations             3.42              1.90
                                            -------           -------
DISTRIBUTIONS
  Net Investment Income                       (1.15)            (1.09)
  Net Realized Gain                           (0.51)               --
                                            -------           -------
  Total Distributions                         (1.66)            (1.09)
                                            -------           -------
NET ASSET VALUE, END OF PERIOD              $ 14.20           $ 12.44
                                            =======           =======
TOTAL RETURN (1)                              29.14%            17.07%
                                            =======           =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)           $78,340           $26,174
Ratio of Expenses to Average Net
  Assets                                       2.27%             2.30%**
Ratio of Net Investment Income to
  Average Net Assets                           8.86%            12.06%**
Portfolio Turnover Rate                         157%              220%
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                  $    --           $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 --              2.47%**
  Net Invesment Income to Average Net
    Assets                                       --             11.89%**
----------------------------------------------------------------------------------------------------------------------------


                                                                               CLASS C
                                          ----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED         APRIL 21, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        TO JUNE 30, 1994
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  12.45             $  11.58             $ 12.16               $ 12.00
                                           --------             --------             -------               -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                        1.16                 1.30                1.17                   0.17
  Net Realized and Unrealized Gain
    (Loss)                                     2.26                 0.77               (0.50)                  0.15
                                           --------             --------             -------               -------
  Total From Investment Operations             3.42                 2.07                0.67                   0.32
                                           --------             --------             -------               -------

  Net Investment Income                       (1.15)               (1.20)              (1.13)                 (0.16)
  Net Realized Gain                           (0.51)                  --               (0.12)                    --
                                           --------             --------             -------               -------
  Total Distributions                         (1.66)               (1.20)              (1.25)                 (0.16)
                                           --------             --------             -------               -------
NET ASSET VALUE, END OF PERIOD             $  14.21             $  12.45             $ 11.58               $  12.16
                                           ========             ========             =======               ========
TOTAL RETURN (1)                              29.12%               18.71%               6.20%                  2.62%
                                           ========             ========             =======               ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)          $ 41,709             $ 28,094             $11,880               $  6,081
Ratio of Expenses to Average Net
  Assets                                       2.27%                2.30%               2.30%                  2.30%**
Ratio of Net Investment Income to
  Average Net Assets                           9.04%               11.40%              10.72%                  7.54%**
Portfolio Turnover Rate                         157%                 220%                178%                    19%
----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                 $     --             $   0.04             $  0.05               $   0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 --                 2.44%               2.74%                  4.00%**
  Net Invesment Income to Average Net
    Assets                                       --                11.26%              10.28%                  5.84%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    107
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND

                                                                   CLASS A                                   CLASS B
                                          ----------------------------------------------------------     ----------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994*           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.63              $  9.08              $ 12.00              $ 12.45
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.02                 0.10                (0.02)               (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                            6.46                 3.47                (2.70)                6.28
                                                   -------              -------              -------              -------
  Total From Investment Operations                    6.48                 3.57                (2.72)                6.25
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                                 --                (0.02)                  --                   --
  In Excess of Net Investment Income                 (0.09)                  --                   --                (0.08)
  Net Realized Gain                                  (1.63)                  --                   --                (1.63)
  Return of Capital                                     --                   --                (0.20)                  --
                                                   -------              -------              -------              -------
  Total Distributions                                (1.72)               (0.02)               (0.20)               (1.71)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD                     $ 17.39              $ 12.63              $  9.08              $ 16.99
                                                   =======              =======              =======              =======
TOTAL RETURN (1)                                     57.32%               39.35%              (23.07)%              56.17%
                                                   =======              =======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $84,401              $18,701              $ 7,658              $14,314
Ratio of Expenses to Average Net
  Assets                                              2.24%                2.11%                2.46%**              2.99%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.08)%               1.18%               (0.44)%**            (0.78)%
Portfolio Turnover Rate                                241%                 131%                 107%                 241%
Average Commission Rate #
  Per Share                                        $0.0006                  N/A                  N/A              $0.0006
  As a Percentage of Trade Amount                     0.31%                 N/A                  N/A                 0.31%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.10              $  0.09              $  0.13              $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.77%                3.28%                4.30%**              3.55%
  Net Investment Income (Loss) to
    Average Net Assets                               (0.61)%               0.01%               (2.26)%**            (1.34)%
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.10%                2.10%                2.10%**              2.85%
-------------------------------------------------------------------------------------------------------------------------


                                          AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS             JUNE 30, 1996
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.58
                                                      ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.03
  Net Realized and Unrealized Gain
    (Loss)                                              2.84
                                                      ------
  Total From Investment Operations                      2.87
                                                      ------
DISTRIBUTIONS
  Net Investment Income                                   --
  In Excess of Net Investment Income                      --
  Net Realized Gain                                       --
  Return of Capital                                       --
                                                      ------
  Total Distributions                                     --
                                                      ------
NET ASSET VALUE, END OF PERIOD                        $12.45
                                                      ======
TOTAL RETURN (1)                                       29.26%
                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                     $2,041
Ratio of Expenses to Average Net
  Assets                                                2.87%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                 0.88%**
Portfolio Turnover Rate                                  131%
Average Commission Rate #
  Per Share                                              N/A
  As a Percentage of Trade Amount                        N/A
--------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                            $ 0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                        3.89%**
  Net Investment Income (Loss) to
    Average Net Assets                                 (0.14)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                               2.85%**
------------------------------------------------------------------------------------------------------------

                                                                   CLASS C
                                          ----------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.43               $ 8.99               $12.00
                                                   -------               ------               ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                              (0.07)                0.04                (0.08)
  Net Realized and Unrealized Gain
    (Loss)                                            6.31                 3.40                (2.73)
                                                   -------               ------               ------
  Total From Investment Operations                    6.24                 3.44                (2.81)
                                                   -------               ------               ------
DISTRIBUTIONS
  Net Investment Income                                 --                   --                   --
  In Excess of Net Investment Income                 (0.03)                  --                   --
  Net Realized Gain                                  (1.63)                  --                   --
  Return of Capital                                     --                   --                (0.20)
                                                   -------               ------               ------
  Total Distributions                                (1.66)                  --                (0.20)
                                                   -------               ------               ------
NET ASSET VALUE, END OF PERIOD                     $ 17.01               $12.43               $ 8.99
                                                   =======               ======               ======
TOTAL RETURN (1)                                     56.04%               38.26%              (23.83)%
                                                   =======               ======               ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $20,345               $6,780               $4,085
Ratio of Expenses to Average Net
  Assets                                              2.99%                2.86%                3.20%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.79)%               0.42%               (1.16)%**
Portfolio Turnover Rate                                241%                 131%                 107%
Average Commission Rate #
  Per Share                                        $0.0006                  N/A                  N/A
  As a Percentage of Trade Amount                     0.31%                 N/A                  N/A
----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.05               $ 0.12               $ 0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.56%                4.06%                5.20%**
  Net Investment Income (Loss) to
    Average Net Assets                               (1.36)%              (0.78)%              (3.16)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.85%                2.85%                2.85%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         108
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND

                                                                  CLASS A                                 CLASS B
                                          -------------------------------------------------------     ----------------
                                                YEAR ENDED        YEAR ENDED        JULY 6, 1994*           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997     JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.06     $       10.61     $          12.00     $          11.94
                                          ----------------     -------------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01              0.05                 0.05                (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                            1.57              1.44                (1.44)                1.50
                                          ----------------     -------------             --------             --------
  Total From Investment Operations                    1.58              1.49                (1.39)                1.47
                                          ----------------     -------------             --------             --------
DISTRIBUTIONS
  Net Investment Income                                 --             (0.04)                  --                   --
  In Excess of Net Investment Income                 (0.04)               --                   --                (0.04)
  Net Realized Gain                                  (0.13)               --                   --                (0.13)
                                          ----------------     -------------             --------             --------
  Total Distributions                                (0.17)            (0.04)                  --                (0.17)
                                          ----------------     -------------             --------             --------
NET ASSET VALUE, END OF PERIOD            $          13.47     $       12.06     $          10.61     $          13.24
                                          ================     =============             ========             ========
TOTAL RETURN (1)                                     13.54%            14.16%              (11.58)%              12.67%
                                          ================     =============             ========             ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $        119,022     $     114,850     $         26,091     $         35,966
Ratio of Expenses to Average Net
  Assets                                              2.21%             2.16%                2.33%**              2.96%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.06)%            0.93%                0.81%**             (0.64)%
Portfolio Turnover Rate                                 82%               42%                  32%                  82%
Average Commission Rate #
  Per Share                               $         0.0007               N/A                  N/A     $         0.0007
  As a Percentage of Trade Amount                     0.39%              N/A                  N/A                 0.39%
----------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.03     $        0.02     $           0.04     $           0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.41%             2.56%                3.10%**              3.17%
  Net Invesment Income (Loss) to
    Average Net Assets                               (0.27)%            0.53%                0.04%**             (0.87)%
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.15%             2.15%                2.15%**              2.90%
----------------------------------------------------------------------------------------------------------------------


                                           AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1996
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $                10.91
                                                     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.01
  Net Realized and Unrealized Gain
    (Loss)                                               1.02
                                                     --------
  Total From Investment Operations                       1.03
                                                     --------
DISTRIBUTIONS
  Net Investment Income                                    --
  In Excess of Net Investment Income                       --
  Net Realized Gain                                        --
                                                     --------
  Total Distributions                                      --
                                                     --------
NET ASSET VALUE, END OF PERIOD         $                11.94
                                                     ========
TOTAL RETURN (1)                                         9.45%
                                                     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $               10,416
Ratio of Expenses to Average Net
  Assets                                                 2.91%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                  0.30%**
Portfolio Turnover Rate                                    42%
Average Commission Rate #
  Per Share                                               N/A
  As a Percentage of Trade Amount                         N/A
----------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $                 0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         3.31%**
  Net Invesment Income (Loss) to
    Average Net Assets                                  (0.10)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                                2.90%**
---------------------------------------------------------------------------------------------------------------


                                                                     CLASS C
                                          -------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994* TO
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996           JUNE 30, 1995
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          11.93     $          10.53     $             12.00
                                                  --------             --------                --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                       (0.08)               (0.01)                     --
  Net Realized and Unrealized Gain
    (Loss)                                            1.55                 1.41                   (1.47)
                                                  --------             --------                --------
  Total From Investment Operations                    1.47                 1.40                   (1.47)
                                                  --------             --------                --------
DISTRIBUTIONS
  Net Investment Income                                 --                   --                      --
  In Excess of Net Investment Income                 (0.01)                  --                      --
  Net Realized Gain                                  (0.13)                  --                      --
                                                  --------             --------                --------
  Total Distributions                                (0.14)                  --                      --
                                                  --------             --------                --------
NET ASSET VALUE, END OF PERIOD            $          13.26     $          11.93     $             10.53
                                                  ========             ========                ========
TOTAL RETURN (1)                                     12.66%               13.30%                 (12.25)%
                                                  ========             ========                ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         57,958     $         43,601     $            22,245
Ratio of Expenses to Average Net
  Assets                                              2.96%                2.91%                   3.08%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.79)%              (0.11)%                  0.06%**
Portfolio Turnover Rate                                 82%                  42%                     32%
Average Commission Rate #
  Per Share                               $         0.0007                  N/A                     N/A
  As a Percentage of Trade Amount                     0.39%                 N/A                     N/A
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.02     $           0.03     $              0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.17%                3.34%                   3.90%**
  Net Invesment Income (Loss) to
    Average Net Assets                               (1.00)%              (0.54)%                 (0.76)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.90%                2.90%                   2.90%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    109
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND

                                                            CLASS A                           CLASS B
                                          -------------------------------------------     ----------------
                                                YEAR ENDED        JANUARY 2, 1996* TO           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997              JUNE 30, 1996        JUNE 30, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.40                     $12.00              $ 14.38
                                                   -------                     ------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01                       0.06                (0.02)
  Net Realized and Unrealized Gain                    3.95                       2.40                 3.86
                                                   -------                     ------              -------
  Total From Investment Operations                    3.96                       2.46                 3.84
                                                   -------                     ------              -------
DISTRIBUTION:
  Net Investment Income                              (0.03)                     (0.06)               (0.02)
  Net Realized Gain                                  (1.35)                        --                (1.35)
                                                   -------                     ------              -------
  Total Distributions                                (1.38)                     (0.06)               (1.37)
                                                   -------                     ------              -------
NET ASSET VALUE, END OF PERIOD                     $ 16.98                     $14.40              $ 16.85
                                                   =======                     ======              =======
TOTAL RETURN (1)                                     28.93%                     20.52%               28.01%
                                                   =======                     ======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $22,521                     $5,382              $34,382
Ratio of Expenses to Average Net
  Assets                                              1.57%                      2.03%**              2.32%
Ratio of Net Investment Income (Loss)
  to
  Average Net Assets                                 (0.04)%                     1.22%**             (0.83)%
Portfolio Turnover Rate                                241%                       204%                 241%
Average Commission Rate #                          $0.0536                        N/A              $0.0536
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.22                     $ 0.06              $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.38%                      3.26%**              2.88%
  Net Investment Income to Average
    Net Assets                                       (0.85)%                    (0.01)%**            (1.43)%
Ratio of Expenses to Average Net
  Assets
  excluding dividend expense on
  securities sold short                               1.50%                      1.50%**              2.25%

                                                                                    CLASS C
                                                                  -------------------------------------------
                                          JANUARY 2, 1996* TO           YEAR ENDED        JANUARY 2, 1996* TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1996        JUNE 30, 1997              JUNE 30, 1996
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.00              $ 14.37                     $12.00
                                                       ------              -------                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.03                (0.06)                      0.03
  Net Realized and Unrealized Gain                       2.39                 3.89                       2.38
                                                       ------              -------                     ------
  Total From Investment Operations                       2.42                 3.83                       2.41
                                                       ------              -------                     ------
DISTRIBUTION:
  Net Investment Income                                 (0.04)               (0.02)                     (0.04)
  Net Realized Gain                                        --                (1.35)                        --
                                                       ------              -------                     ------
  Total Distributions                                   (0.04)               (1.37)                     (0.04)
                                                       ------              -------                     ------
NET ASSET VALUE, END OF PERIOD                         $14.38              $ 16.83                     $14.37
                                                       ======              =======                     ======
TOTAL RETURN (1)                                        20.18%               28.04%                     20.10%
                                                       ======              =======                     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                      $2,426              $ 9,410                     $2,582
Ratio of Expenses to Average Net
  Assets                                                 2.67%**              2.32%                      2.67%**

Ratio of Net Investment Income (Loss)
  to
  Average Net Assets                                     0.43%**             (0.77)%                     0.44%**

Portfolio Turnover Rate                                   204%                 241%                       204%

Average Commission Rate #                                 N/A              $0.0536                        N/A
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                             $ 0.07              $  0.07                     $ 0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         3.79%**              3.23%                      3.80%**

  Net Investment Income to Average
    Net Assets                                          (0.69)%**            (1.67)%                    (0.69)%**
Ratio of Expenses to Average Net
  Assets
  excluding dividend expense on
  securities sold short                                  2.25%**              2.25%                      2.25%**


--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         110
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND

                                                       CLASS A                               CLASS B                     CLASS C
                                          ---------------------------------     ---------------------------------     -------------
                                             YEAR ENDED     MAY 1, 1996* TO        YEAR ENDED     MAY 1, 1996* TO        YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997       JUNE 30, 1996     JUNE 30, 1997       JUNE 30, 1996     JUNE 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $       12.52     $         12.00     $       12.52     $         12.00     $       12.52
                                          -------------              ------     -------------              ------     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.37                0.08              0.15                0.07              0.20
  Net Realized and Unrealized Gain                 4.03                0.48              4.12                0.48              4.07
                                          -------------              ------     -------------              ------     -------------
  Total From Investment Operations                 4.40                0.56              4.27                0.55              4.27
                                          -------------              ------     -------------              ------     -------------
DISTRIBUTION:
  Net Investment Income                           (0.29)              (0.04)            (0.19)              (0.03)            (0.19)
  Net Realized Gain                               (0.24)                 --             (0.24)                 --             (0.24)
                                          -------------              ------     -------------              ------     -------------
  Total Distributions                             (0.53)              (0.04)            (0.43)              (0.03)            (0.43)
                                          -------------              ------     -------------              ------     -------------
NET ASSET VALUE, END OF PERIOD            $       16.39     $         12.52     $       16.36     $         12.52     $       16.36
                                          =============              ======     =============              ======     =============
TOTAL RETURN (1)                                  35.75%               4.63%            34.58%               4.54%            34.56%
                                          =============              ======     =============              ======     =============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      14,827     $         1,829     $       7,120     $         2,197     $       2,369
Ratio of Expenses to Average Net
  Assets                                           1.55%               1.55%**           2.30%               2.30%**           2.30%
Ratio of Net Investment Income to
  Average Net Assets                               2.33%               4.11%**           1.49%               3.35%**           1.46%
Portfolio Turnover Rate                             143%                  0%              143%                  0%              143%
Average Commission Rate #                 $      0.0582                 N/A     $      0.0582                 N/A     $      0.0582
-----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $        0.16     $          0.08     $        0.11     $          0.07     $        0.17
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.51%               5.58%**           3.39%               6.34%**           3.58%
  Net Investment Income to Average
    Net Assets                                     1.36%               0.08%**           0.39%              (0.69)%**          0.16%


                                       MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS       JUNE 30, 1996
------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         12.00
                                                ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                           0.07
  Net Realized and Unrealized Gain                0.48
                                                ------
  Total From Investment Operations                0.55
                                                ------
DISTRIBUTION:
  Net Investment Income                          (0.03)
  Net Realized Gain                                 --
                                                ------
  Total Distributions                            (0.03)
                                                ------
NET ASSET VALUE, END OF PERIOD         $         12.52
                                                ======
TOTAL RETURN (1)                                  4.54%
                                                ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $         1,782
Ratio of Expenses to Average Net
  Assets                                          2.30%**
Ratio of Net Investment Income to
  Average Net Assets                              3.39%**
Portfolio Turnover Rate                              0%
Average Commission Rate #                          N/A
--------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $          0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  6.32%**
  Net Investment Income to Average
    Net Assets                                   (0.63)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    111
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND

                                                          CLASS A                                     CLASS B
                                          ---------------------------------------     ---------------------------------------
                                                YEAR ENDED        MAY 1, 1996* TO           YEAR ENDED        MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997          JUNE 30, 1996        JUNE 30, 1997          JUNE 30, 1996
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          11.92     $            12.00     $          11.93     $            12.00
                                                    ------                 ------               ------                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               1.07                   0.13                 0.98                   0.12
  Net Realized and Unrealized Gain
    (Loss)                                            0.99                  (0.09)                0.99                  (0.09)
                                                    ------                 ------               ------                 ------
  Total From Investment Operations                    2.06                   0.04                 1.97                   0.03
                                                    ------                 ------               ------                 ------
DISTRIBUTION:
  Net Investment Income                              (1.07)                 (0.12)               (0.99)                 (0.10)
  Net Realized Gain                                  (0.05)                    --                (0.05)                    --
                                                    ------                 ------               ------                 ------
  Total Distributions                                (1.12)                 (0.12)               (1.04)                 (0.10)
                                                    ------                 ------               ------                 ------
NET ASSET VALUE, END OF PERIOD            $          12.86     $            11.92     $          12.86     $            11.93
                                                    ======                 ======               ======                 ======
TOTAL RETURN (1)                                     18.12%                  0.29%               17.22%                  0.21%
                                                    ======                 ======               ======                 ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $          8,980     $            3,907     $          8,617     $            3,421
Ratio of Expenses to Average Net
  Assets                                              1.25%                  1.25%**              2.00%                  2.00%**
Ratio of Net Investment Income to
  Average Net Assets                                  8.83%                  6.85%**              7.99%                  6.08%**
Portfolio Turnover Rate                                104%                    10%                 104%                    10%
-----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.10     $             0.04     $           0.10     $             0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.04%                  3.51%**              2.82%                  4.25%**
  Net Investment Income to Average
    Net Assets                                        8.04%                  4.59%**              7.17%                  3.83%**

                                                       CLASS C
                                       ---------------------------------------
                                             YEAR ENDED        MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997          JUNE 30, 1996
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $          11.93     $            12.00
                                                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.99                   0.12
  Net Realized and Unrealized Gain
    (Loss)                                         0.98                  (0.09)
                                                 ------                 ------
  Total From Investment Operations                 1.97                   0.03
                                                 ------                 ------
DISTRIBUTION:
  Net Investment Income                           (0.99)                 (0.10)
  Net Realized Gain                               (0.05)                    --
                                                 ------                 ------
  Total Distributions                             (1.04)                 (0.10)
                                                 ------                 ------
NET ASSET VALUE, END OF PERIOD         $          12.86     $            11.93
                                                 ======                 ======
TOTAL RETURN (1)                                  17.21%                  0.21%
                                                 ======                 ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $          4,970     $            3,316
Ratio of Expenses to Average Net
  Assets                                           2.00%                  2.00%**
Ratio of Net Investment Income to
  Average Net Assets                               8.03%                  6.07%**
Portfolio Turnover Rate                             104%                    10%
-----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $           0.11     $             0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.88%                  4.25%**
  Net Investment Income to Average
    Net Assets                                     7.15%                  3.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         112
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND

                                                CLASS A                 CLASS B                 CLASS C
                                          -------------------     -------------------     -------------------
                                             JULY 1, 1996* TO        JULY 1, 1996* TO        JULY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1997           JUNE 30, 1997           JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $             12.00     $             12.00     $             12.00
                                                      -------                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.17                    0.10                    0.06
  Net Realized and Unrealized Gain                       1.88                    1.85                    1.88
                                                      -------                 -------                 -------
  Total From Investment Operations                       2.05                    1.95                    1.94
                                                      -------                 -------                 -------
DISTRIBUTION:
  Net Investment Income                                 (0.13)                  (0.10)                  (0.10)
  Net Realized Gain                                     (0.01)                  (0.01)                  (0.01)
                                                      -------                 -------                 -------
  Total Distributions                                   (0.14)                  (0.11)                  (0.11)
                                                      -------                 -------                 -------
NET ASSET VALUE, END OF PERIOD            $             13.91     $             13.84     $             13.83
                                                      =======                 =======                 =======
TOTAL RETURN (1)                                        17.30%                  16.40%                  16.27%
                                                      =======                 =======                 =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $            21,961     $            18,215     $             9,156
Ratio of Expenses to Average Net
  Assets                                                 1.65%                   2.40%                   2.40%
Ratio of Net Investment Income to
  Average Net Assets                                     1.39%                   0.54%                   0.29%
Portfolio Turnover Rate                                    22%                     22%                     22%
Average Commission Rate #
  Per Share                               $            0.0318     $            0.0318     $            0.0318
  As a Percentage of Trade Amount                        0.33%                   0.33%                   0.33%
-------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $              0.11     $              0.17     $              0.21
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         2.50%                   3.34%                   3.45%
  Net Investment Income (Loss) to
    Average Net Assets                                   0.52%                  (0.42)%                 (0.77)%

--------------------------------------------------------------------------------

  *  Commencement of operations
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    113
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994     JUNE 30, 1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                          -------------     -------------     -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.0443            0.0464            0.0448            0.0243            0.0246
  Net Realized and Unrealized Gain
    (Loss)                                           --           (0.0011)               --            0.0011            0.0002
                                          -------------     -------------     -------------     -------------     -------------
  Total From Investment Operations               0.0443            0.0453            0.0448            0.0254            0.0248
                                          -------------     -------------     -------------     -------------     -------------
DISTRIBUTIONS:
  Net Investment Income                         (0.0443)          (0.0464)          (0.0448)          (0.0243)          (0.0246)
  Net Realized Gain                                  --           (0.0001)               --           (0.0011)          (0.0002)
                                          -------------     -------------     -------------     -------------     -------------
  Total Distributions                           (0.0443)          (0.0465)          (0.0448)          (0.0254)          (0.0248)
                                          -------------     -------------     -------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                          =============     =============     =============     =============     =============
TOTAL RETURN                                       4.53%             4.72%             4.58%             2.45%             2.51%
                                          =============     =============     =============     =============     =============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      94,768     $     145,978     $      67,505     $     102,551     $     101,736
Ratio of Expenses to Average Net
  Assets                                           0.95%             0.95%             0.95%             0.95%             0.95%
Ratio of Net Investment Income to
  Average Net Assets                               4.43%             4.68%             4.61%             2.40%             2.50%
-------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   1.27%             1.24%             1.12%             1.22%             1.19%
  Net Investment Income to Average
    Net Assets                                     4.10%             4.39%             4.44%             2.13%             2.26%
-------------------------------------------------------------------------------------------------------------------------------

------------------
         114
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND

                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $           1.00     $           1.00     $           1.00     $           1.00
                                                  --------             --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.0450               0.0463               0.0446               0.0246
  Net Realized and Unrealized Gain
    (Loss)                                              --              (0.0006)              0.0001                   --
                                                  --------             --------             --------             --------
  Total From Investment Operations                  0.0450               0.0457               0.0447               0.0246
                                                  --------             --------             --------             --------
DISTRIBUTIONS:
  Net Investment Income                            (0.0450)             (0.0463)             (0.0446)             (0.0246)
  Net Realized Gain                                     --                   --              (0.0001)                  --
                                                  --------             --------             --------             --------
  Total Distributions                              (0.0450)             (0.0463)             (0.0447)             (0.0246)
                                                  --------             --------             --------             --------
NET ASSET VALUE, END OF PERIOD            $           1.00     $           1.00     $           1.00     $           1.00
                                                  ========             ========             ========             ========
TOTAL RETURN                                          4.60%                4.72%                4.55%                2.49%
                                                  ========             ========             ========             ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $        138,422     $        170,973     $        171,515     $        176,599
Ratio of Expenses to Average Net
  Assets                                              0.98%                0.98%                0.98%                0.98%
Ratio of Net Investment Income to
  Average Net Assets                                  4.50%                4.65%                4.45%                2.45%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      1.27%                1.22%                1.18%                1.19%
  Net Investment Income to Average
    Net Assets                                        4.20%                4.41%                4.25%                2.24%
-------------------------------------------------------------------------------------------------------------------------

                                             YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1993
-------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $           1.00
                                               --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.0243
  Net Realized and Unrealized Gain
    (Loss)                                       0.0001
                                               --------
  Total From Investment Operations               0.0244
                                               --------
DISTRIBUTIONS:
  Net Investment Income                         (0.0243)
  Net Realized Gain                             (0.0001)
                                               --------
  Total Distributions                           (0.0244)
                                               --------
NET ASSET VALUE, END OF PERIOD         $           1.00
                                               ========
TOTAL RETURN                                       2.47%
                                               ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $        156,310
Ratio of Expenses to Average Net
  Assets                                           0.98%
Ratio of Net Investment Income to
  Average Net Assets                               2.44%
--------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   1.20%
  Net Investment Income to Average
    Net Assets                                     2.22%
-------------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    115
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios.

As of June 30, 1997, the Fund had thirteen separate active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley High Yield Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund (referred to herein respectively as "Global Equity Allocation Fund," "Global Fixed Income Fund," "Asian Growth Fund," "American Value Fund," "Worldwide High Income Fund," "Latin American Fund," "Emerging Markets Fund," "Aggressive Equity Fund," "U.S. Real Estate Fund," "High Yield Fund," "International Magnum Fund," "Government Obligations Money Market Fund" and "Money Market Fund," individually a "Portfolio" and collectively as the "Portfolios").

The Fund currently offers three classes of shares, Class A, Class B and Class C Shares (with the exception of the Government Obligations Money Market and Money Market Funds). Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge on redemptions made within 5 years of purchase which declines annually from 5% for redemptions made in year one, down to 1.50% in year five. The contingent deferred sales charge is based on the lesser of the current market value of the shares redeemed or the total cost of such shares. Class B shares will automatically convert to Class A shares after the seventh year following purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares that are redeemed within one year of purchase, based on the lesser of the current market value of the shares redeemed or the total cost of such shares. All three classes of shares have identical voting, dividend, liquidation and other rights. The Fund began offering the current Class B shares on August 1, 1995. Class B shares held prior to May 1, 1995 were renamed Class C shares.

On July 16, 1996, The Boards of Directors of the PCS Cash Fund, Inc. approved an Agreement and Plan of Reorganization and Liquidation by and between the PCS Cash Fund, Inc. (comprised of the PCS Government-Obligations Money Market Portfolio, PCS Money Market Portfolio and PCS Tax-Free Money Market Portfolio) and Morgan Stanley Fund, Inc. On September 26, 1996, all or substantially all of the PCS Cash Fund, Inc.'s assets and liabilities were transferred to Morgan Stanley Fund, Inc. in exchange for shares of Morgan Stanley Fund, Inc.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities owned by the Government Obligations Money Market and Money Market Funds are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is each portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

At June 30, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by U.S. Federal income tax regulations, through the indicated expiration dates:

                                               EXPIRATION DATE
                                                 JUNE 30, 2004
PORTFOLIOS                                               (000)
-------------------------------------  -----------------------
Government Obligations Money
  Market.............................  $               90
Money Market.........................  $               98

-----------------------
         116

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1996 to June 30, 1997 certain Portfolios incurred and elected to defer until July 1, 1997, for U.S. Federal income tax purposes, net currency and capital losses of approximately:

                                                  CURRENCY
                                               AND CAPITAL
                                                    LOSSES
PORTFOLIO                                            (000)
-------------------------------------  -------------------
Global Fixed Income..................  $              83
Asian Growth.........................              8,841
Latin American.......................                 11
Emerging Markets.....................                223

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities is treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

The net assets of certain Portfolios include issuers located in emerging markets. There will be certain considerations and risks of these investments not typically associated with investments in the United States. Changes in currency exchange rates will affect the value of and investment income from such securities. The smaller size of the markets themselves, lesser liquidity and greater volatility contribute to risks in valuation as compared with the U.S. securities markets. Also there is often substantially less publicly available information about these issuers. Emerging markets may be subject to a greater degree of governmental involvement in the economy and greater economic and political uncertainty. Accordingly the price which the Fund realizes upon the sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in domestic companies may be subject to limitations in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange

                                                              ------------------
                                                                    117

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts but is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. SHORT SALES: The Aggressive Equity Fund may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to purchase securities at the market price to replace the borrowed securities at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay dividends or interests payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7. PURCHASED OPTIONS: Certain Portfolios may purchase call or put options on their portfolio securities. A Portfolio may purchase call options to protect against an increase in the price of a security it anticipates purchasing. A Portfolio may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

8. SECURITY LENDING: Certain Portfolios may lend investment securities to qualified institutional investors who borrow securities in order to complete certain transactions. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Portfolios that lend securities receive cash, securities issued or guaranteed by the U.S. Government or letters of credit as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested in interest bearing repurchase agreements with approved counterparties. A portion of the interest received on the repurchase agreements is retained by the Fund and the remainder is rebated to the borrower of the securities. The net amount of interest earned and interest rebated is included in the Statement of Operations as interest income. The value of loaned securities and related collateral outstanding at June 30, 1997 is as follows:

                                               VALUE OF LOANED            VALUE OF
                                                    SECURITIES          COLLATERAL
PORTFOLIO                                                (000)               (000)
-------------------------------------  -----------------------          ----------
Global Equity Allocation.............  $             26,175     $          29,822

At June 30, 1997, the Fund had invested the cash collateral in a repurchase agreement with Goldman Sachs. Such repurchase agreement was collateralized by U.S. Treasury obligations.

Morgan Stanley Trust Company, an affiliate of the Investment Adviser, administers the security lending program and for its services the Fund incurred fees in the amount of $23,000 for the year ended June 30, 1997.

9. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not exceeding 120 days) after the date of the transaction. Additionally each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a

-----------------------
         118

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

10. STRUCTURED SECURITIES: The Worldwide High Income Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks equivalent to that of the underlying instruments. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

11. ORGANIZATIONAL COSTS: The organizational costs of the Portfolios are being amortized on a straight line basis over a period of five years beginning with each respective Portfolio's commencement of operations. Morgan Stanley Asset Management, Inc. has agreed that in the event any of its initial shares in a Portfolio which comprised the Fund at its inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at the same time of redemption.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of the cost of those securities.

The amount and the character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for foreign currency transactions, net operating losses, foreign taxes on net realized gains, deductibility of interest expense on short sales and gains on certain securities of corporations designated as "passive foreign investment companies."

Permanent book and tax basis differences relating to shareholder distributions may result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of presenting net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Morgan Stanley Asset Management, Inc. (the "Adviser" or "MSAM"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Fund with investment advisory services at a fee paid quarterly (monthly for the Government Obligations Money Market and Money Market Funds) and calculated at the annual rates of average daily net assets indicated below. The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                                                    CLASS B
                                                                            CLASS A             AND CLASS C
                                                                     MAX. OPERATING          MAX. OPERATING
PORTFOLIO                                      ADVISORY FEE           EXPENSE RATIO           EXPENSE RATIO
-------------------------------------  --------------------  ----------------------  ----------------------
Global Equity Allocation.............               1.00%                 1.70%                   2.45%
Global Fixed Income..................               0.75%                 1.45%                   2.20%
Asian Growth.........................               1.00%                 1.90%                   2.65%
American Value.......................               0.85%                 1.50%                   2.25%
Worldwide High Income................               0.75%                 1.55%                   2.30%
Latin American.......................               1.25%                 2.10%                   2.85%
Emerging Markets.....................               1.25%                 2.15%                   2.90%
Aggressive Equity....................               0.90%                 1.50%                   2.25%
U.S. Real Estate.....................               1.00%                 1.55%                   2.30%
High Yield...........................               0.75%                 1.25%                   2.00%
International Magnum.................               1.00%                 1.65%                   2.40%
Government Obligations Money Market..               0.45%                 0.95%                    N/A
Money Market.........................               0.45%                 0.98%                    N/A

                                                              ------------------
                                                                    119

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. Chase is compensated for such services by MSAM from the fee it receives from the Fund.

Through December 13, 1996, the Administrative services provided by CGFSC included transfer agency services. Effective December 14, 1996, transfer agency services are provided to the Fund by ACCESS Investor Services, Inc., an affiliate of MSAM.

Prior to September 26, 1996, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund, formerly referred to as PCS Government Obligations Money Market Fund and PCS Money Market Fund, had an Administration and Accounting Services Agreement with PFPC Inc., a wholly owned subsidiary of the PNC Bank Corp. For administration services provided, PFPC Inc. was entitled to receive from each Fund a fee, computed daily and payable monthly, at an annual rate of 0.10% of the first $200 million of daily net assets, 0.075% of the next $200 million of daily net assets, 0.05% of the next $200 million of daily net assets and 0.03% of the daily net assets in excess of $600 million.

Also, prior to September 26, 1996, PNC Bank Corp. served as custodian for each of the Funds, and, PFPC Inc. served as the Fund's transfer agent.

D. DISTRIBUTOR: Through December 31, 1996 Morgan Stanley & Co. Incorporated, then a wholly-owned subsidiary of Morgan Stanley Group, Inc. and an affiliate of MSAM, served as the distributor of the Fund and provided all classes of each Portfolio with distribution services pursuant to separate Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940 as amended. Effective January 1, 1997, Van Kampen American Capital Distributors, Inc. ("the Distributor"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Distributor of the Fund's shares. The Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of an amount of 0.25% of the Class A shares and up to 1.00%, on an annualized basis, of the average daily net assets attributable to the Class B and Class C shares of each Portfolio. The Government Obligations Money Market and Money Market Funds pay the Distributor a fee which is accrued daily and paid monthly, up to 0.50%, on an annualized basis, of the average daily net assets of those Portfolios.

Prior to September 26, 1996, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund, formerly referred to as PCS Government Obligations Money Market Fund and PCS Money Market Fund, had a Distribution Agreement with Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of Morgan Stanley Group, Inc. Under the Agreement the Distributor was entitled to receive from each PCS Portfolio compensation of its distribution costs at an annual rate of up to 0.50% of daily net assets.

The Distributor may receive a front end sales charge for purchases of Class A shares. In addition, the Distributor may receive a contingent deferred sales charge for certain purchases of Class B and Class C shares of each Portfolio redeemed within one to five years following such purchase. For the year ended June 30, 1997, the Distributor has advised the Fund that it earned initial sales charges of $4,004,439 for Class A shares and deferred sales charges of $73,809 and $207,030 for Class B shares and Class C shares, respectively.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchase and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the year ended June 30, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at June 30, 1997:

                                               MSTC CUSTODY             CUSTODY FEES
                                              FEES INCURRED          PAYABLE TO MSTC
FUND                                                  (000)                    (000)
-------------------------------------  --------------------  -----------------------
Global Equity Allocation.............  $            202      $              19
Global Fixed Income..................                10                      1
Asian Growth.........................               649                     59
Worldwide High Income................                40                      4
Latin American.......................               174                     13
Emerging Markets.....................               380                     31
International Magnum.................                85                      7

In addition, a Portfolio may earn interest income or incur interest expense relating to cash balances with MSTC.

F. PURCHASES AND SALES: For the year ended June 30, 1997, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                               PURCHASES     SALES
FUND                                               (000)     (000)
-------------------------------------  -----------------  --------
Global Equity Allocation.............  $         94,822   $ 68,059
Global Fixed Income..................            15,402     15,361
Asian Growth.........................           293,880    397,476
American Value.......................            62,195     36,646
Worldwide High Income................           278,203    210,400
Latin American.......................           175,549    111,367
Emerging Markets.....................           156,210    122,696
Aggressive Equity....................           106,672     61,287
U.S. Real Estate.....................            31,254     18,652
High Yield...........................            22,803     14,303
International Magnum.................            44,778      3,740

-----------------------
         120

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

Purchases and sales of long term U.S. Government securities during the year ended June 30, 1997 occurred in the Global Fixed Income Fund and totaled $3,483,000 and $2,452,000 respectively.

G. OTHER: At June 30, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Foreign denominated assets and liabilities, including Portfolio securities and foreign currency holdings, were translated at the following exchange rates as of June 30, 1997:

Argentine Peso................        0.99984    =  $1.00
Australian Dollar.............        1.32450    =  $1.00
Austrian Shilling.............       12.25850    =  $1.00
Belgian Franc.................       35.93000    =  $1.00
Brazilian Real................        1.07650    =  $1.00
British Pound.................        0.60074    =  $1.00
Canadian Dollar...............        1.38050    =  $1.00
Colombian Peso................    1,090.00000    =  $1.00
Danish Krone..................        6.63590    =  $1.00
Deutsche Mark.................        1.74310    =  $1.00
Egyptian Pound................        3.39750    =  $1.00
Finnish Markka................        5.18660    =  $1.00
French Franc..................        5.87420    =  $1.00
Hong Kong Dollar..............        7.74680    =  $1.00
Hungarian Forint..............      187.21000    =  $1.00
Indian Rupee..................       35.75000    =  $1.00
Indonesian Rupiah.............    2,431.00000    =  $1.00
Irish Punt....................        0.66094    =  $1.00
Israeli Shekel................        3.58440    =  $1.00
Italian Lira..................    1,699.20000    =  $1.00
Japanese Yen..................      114.54000    =  $1.00
Malaysian Ringgit.............        2.52350    =  $1.00
Mexican Peso..................        7.94200    =  $1.00
Netherlands Guilder...........        1.96080    =  $1.00
New Zealand Dollar............        1.47275    =  $1.00
Norwegian Krona...............        7.32460    =  $1.00
Pakistan Rupee................       40.41950    =  $1.00
Peruvian Sol..................        2.65000    =  $1.00
Philippine Peso...............       26.35000    =  $1.00
Polish Zloty..................        3.28500    =  $1.00
Singapore Dollar..............        1.42920    =  $1.00
South Korean Won..............      886.00000    =  $1.00
South African Rand............        4.53550    =  $1.00
Spanish Peseta................      147.20000    =  $1.00
Swedish Krona.................        7.73080    =  $1.00
Swiss Franc...................        1.45950    =  $1.00
Taiwan Dollar.................       27.78000    =  $1.00
Thai Baht.....................       25.88000    =  $1.00
Turkish Lira..................  148,450.00000    =  $1.00
Venezuelan Bolivar............      486.31000    =  $1.00

During the year ended June 30, 1997, the Asian Growth Fund, American Value Fund, Latin American Fund, Emerging Markets Fund and International Magnum Fund incurred approximately $326,000, $1,000, $41,000, $80,000 and $15,000,
respectively, as brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/ dealer.

At June 30, 1997 the Global Equity Allocation Fund and Emerging Markets Fund owned shares of affiliated funds for which the Funds earned dividend income of approximately $277,000 and $38,000, respectively. The Global Equity Allocation Fund incurred losses totaling $40,000 on sales of shares in affiliated funds during the period.

At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                               NET
                                                                      APPRECIATION
                               COST          APPREC.   (DEPREC.)    (DEPRECIATION)
FUND                          (000)            (000)       (000)             (000)
-------------------------  --------          -------  ----------   ---------------
Global Equity
  Allocation.............  $162,933  $       37,092   $  (5,725)   $       31,367
Global Fixed Income......     9,641              80        (175)              (95)
Asian Growth.............   320,218          63,343     (29,063)           34,280
American Value...........    71,159          13,694      (1,099)           12,595
Worldwide High Income....   181,907          14,332        (581)           13,751
Latin American...........   106,111          14,672      (1,064)           13,608
Emerging Markets.........   192,835          41,940     (21,729)           20,211
Aggressive Equity........    64,703           4,073        (782)            3,291
U.S. Real Estate.........    20,342           1,897         (74)            1,823
High Yield...............    21,617             814         (26)              788
International Magnum.....    49,695           4,657        (598)            4,059
Government Obligations
  Money Market...........    94,977              --          --                --
Money Market.............   137,740              --          --                --

H. SUBSEQUENT EVENTS: At a Special Meeting of Shareholders held on July 2, 1997, the Shareholders elected a new Board of Directors and approved, effective July 2, 1997, a new investment advisory agreement with Van Kampen American Capital Investment Advisory Corp., a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and a new sub-advisory agreement with Morgan Stanley Asset Management Inc. Also effective July 2, 1997, the responsibilities of MSAM as administrator to the Fund were assumed by Van Kampen American Capital Investment Advisory Corp.
The Morgan Stanley Value Fund, an additional series of the Fund, has commenced operations effective July 7, 1997.

                                                              ------------------

                              MORGAN STANLEY FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Morgan Stanley Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios constituting Morgan Stanley Fund, Inc. (the "Fund") as of June 30, 1997, and the related statements of operations and of changes in net assets and the financial highlights for the year then ended. We have also audited the statements of changes in net assets and the financial highlights for the Global Equity Allocation Portfolio, Global Fixed Income Portfolio, Asian Growth Portfolio, American Value Portfolio, Worldwide High Income Portfolio, Latin American Portfolio, Emerging Markets Portfolio, Aggressive Equity Portfolio, U.S. Real Estate Portfolio, High Yield Portfolio and International Magnum Portfolio (collectively the "non-money market portfolios") for each of the earlier periods presented. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of changes in net assets for the year ended June 30, 1996 and the financial highlights for each of the four years in the period ended June 30, 1996 for the Money Market Portfolio and Government Obligations Money Market Portfolio (formerly separate portfolios of The PCS Cash Fund, Inc.) were audited by other independent accountants whose report dated July 31, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities at June 30, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the portfolios constituting Morgan Stanley Fund, Inc. at June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, and the changes in net assets and the financial highlights of the non-money market portfolios for each of the earlier periods presented, in conformity with generally accepted accounting principles.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

August 11, 1997

-----------------------
         122

                              MORGAN STANLEY FUNDS
                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

SHAREHOLDER MEETING: (UNAUDITED)

Morgan Stanley Fund, Inc. shareholders voted on proposals at a special meeting held on July 2, 1997. The description of each proposal and number of shares voted are as follows:

1. To elect the following Directors to serve the Fund effective July 2, 1997 until such time as their          VOTED FOR
successors have been duly appointed.                                                                             (000)
                                                                                                              -----------
J. Miles Branagan...........................................................................................      278,313
Richard M. DeMartini........................................................................................      278,320
Linda Hutton Heagy..........................................................................................      278,324
R. Craig Kennedy............................................................................................      278,318
Jack E. Nelson..............................................................................................      278,315
Don G. Powell...............................................................................................      278,303
Jerome T. Robinson..........................................................................................      278,291
Phillip Rooney..............................................................................................      278,310
Fernando Sisto..............................................................................................      278,255
Wayne W. Whalen.............................................................................................      278,316

1. To elect the following Directors to serve the Fund effective July 2, 1997 until such time as their          WITHHELD
successors have been duly appointed.                                                                             (000)
                                                                                                              -----------
J. Miles Branagan...........................................................................................        1,129
Richard M. DeMartini........................................................................................        1,123
Linda Hutton Heagy..........................................................................................        1,118
R. Craig Kennedy............................................................................................        1,125
Jack E. Nelson..............................................................................................        1,128
Don G. Powell...............................................................................................        1,139
Jerome T. Robinson..........................................................................................        1,152
Phillip Rooney..............................................................................................        1,132
Fernando Sisto..............................................................................................        1,187
Wayne W. Whalen.............................................................................................        1,127

2. Approval of the investment advisory agreement by and between the following and Van Kampen    AFFIRMATIVE    AGAINST
American Capital Investment Advisory Corp.                                                         (000)        (000)
                                                                                                -----------  -----------
Global Equity Allocation Fund.................................................................        7,571           37
Global Fixed Income Fund......................................................................          838            0
Asian Growth Fund.............................................................................       16,453          157
American Value Fund...........................................................................        2,723            5
Worldwide High Income Fund....................................................................        9,498           71
Latin American Fund...........................................................................        3,181           25
Emerging Markets Fund.........................................................................       10,520           52
Aggressive Equity Fund........................................................................        1,707           15
U.S. Real Estate Fund.........................................................................          980            2
High Yield Fund...............................................................................        1,182           --
International Magnum Fund.....................................................................        1,733            1
Government Obligations Money Market Fund......................................................       77,583           21
Money Market Fund.............................................................................      143,488          204

2. Approval of the investment advisory agreement by and between the following and Van Kampen      ABSTAIN
American Capital Investment Advisory Corp.                                                         (000)
                                                                                                -----------
Global Equity Allocation Fund.................................................................          128
Global Fixed Income Fund......................................................................           20
Asian Growth Fund.............................................................................          209
American Value Fund...........................................................................           32
Worldwide High Income Fund....................................................................          150
Latin American Fund...........................................................................           57
Emerging Markets Fund.........................................................................          160
Aggressive Equity Fund........................................................................           26
U.S. Real Estate Fund.........................................................................           10
High Yield Fund...............................................................................            4
International Magnum Fund.....................................................................           41
Government Obligations Money Market Fund......................................................            0
Money Market Fund.............................................................................          578

3. Approval of the investment sub-advisory agreement by and between Van Kampen Capital          AFFIRMATIVE    AGAINST
Investment Advisory Corp. and Morgan Stanley Asset Management, Inc.                                (000)        (000)
                                                                                                -----------  -----------
Global Equity Allocation Fund.................................................................        7,569           41
Global Fixed Income Fund......................................................................          838            0
Asian Growth Fund.............................................................................       16,441          162
American Value Fund...........................................................................        2,719            5
Worldwide High Income Fund....................................................................        9,488           72
Latin American Fund...........................................................................        3,178           27
Emerging Markets Fund.........................................................................       10,514           58
Aggressive Equity Fund........................................................................        1,702           19
U.S. Real Estate Fund.........................................................................          981            2
High Yield Fund...............................................................................        1,182           --
International Magnum Fund.....................................................................        1,735            1
Government Obligations Money Market Fund......................................................       77,583           21
Money Market Fund.............................................................................      143,488          204

3. Approval of the investment sub-advisory agreement by and between Van Kampen Capital            ABSTAIN
Investment Advisory Corp. and Morgan Stanley Asset Management, Inc.                                (000)
                                                                                                -----------
Global Equity Allocation Fund.................................................................          126
Global Fixed Income Fund......................................................................           20
Asian Growth Fund.............................................................................          216
American Value Fund...........................................................................           36
Worldwide High Income Fund....................................................................          159
Latin American Fund...........................................................................           58
Emerging Markets Fund.........................................................................          160
Aggressive Equity Fund........................................................................           26
U.S. Real Estate Fund.........................................................................            8
High Yield Fund...............................................................................            4
International Magnum Fund.....................................................................           39
Government Obligations Money Market Fund......................................................            0
Money Market Fund.............................................................................          578

4. To eliminate the Morgan Stanley Worldwide High Income Fund's fundamental policy regarding      AFFIRMATIVE
diversification and to reclassify the Fund as "non-diversified".                                     (000)        AGAINST (000)
                                                                                                ---------------  ---------------
Worldwide High Income Fund....................................................................         6,033              204

4. To eliminate the Morgan Stanley Worldwide High Income Fund's fundamental policy regarding
diversification and to reclassify the Fund as "non-diversified".                                 ABSTAIN (000)
                                                                                                ---------------
Worldwide High Income Fund....................................................................           204

                                                              ------------------
                                                                    123

                              MORGAN STANLEY FUNDS
                         ADDITIONAL INFORMATION (CONT.)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended June 30, 1997, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Global Equity Allocation Fund, American Value Fund, Aggressive Equity Fund and High Yield Fund is 15.81%, 92.51%, 7.28%, and 3.26%, respectively.

Global Equity Allocation Fund, Asian Growth Fund, American Value Fund, Latin American Fund, Emerging Markets Fund and U.S. Real Estate Fund have designated approximately $4,434,000, $8,522,000, $2,280,000, $1,429,000, $508,000 and
$1,000 as long-term capital gain for the fiscal year ended June 30, 1997.

Foreign taxes paid during the fiscal year ended June 30, 1997 amounting to $254,000, $10,000, $963,000, $189,000 and $65,000 for Global Equity Allocation
Fund, Global Fixed Income Fund, Asian Growth Fund, Emerging Markets Fund and International Magnum Fund, respectively, are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV, which will be sent to shareholders in late January 1998 for the year ended December 31, 1997. In addition, for the year ended June 30, 1997, gross income derived from sources within foreign countries amounted to $2,120,000, $489,000, $7,014,000, $3,145,000 and $496,000 for Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, Emerging Markets Fund and International Magnum Fund, respectively.

For the year ended June 30, 1997, the percentage of income earned from direct Treasury obligations was 22.94%, 25.73%, and 22.68% for the Global Fixed Income Fund, Government Obligations Money Market Fund, and Money Market Fund, respectively.

-----------------------
         124

                                                                      APPENDIX D

            VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen American Capital Real Estate Securities Fund (the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Chicago, Illinois
February 6, 1998

                            PORTFOLIO OF INVESTMENTS
                               December 31, 1997

Number
of Shares   Description                                                                 Market Value
----------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS  95.6%
            APARTMENTS 18.7%
 12,600     Amli Residential Properties Trust.........................................   $   280,350
112,800     Avalon Properties, Inc....................................................     3,489,750
148,900     Bay Apartment Communities, Inc............................................     5,807,100
155,900     Essex Property Trust, Inc.................................................     5,456,500
 21,900     Irvine Apartment Communities, Inc.........................................       696,694
128,100     Oasis Residential, Inc....................................................     2,858,231
 41,100     Pennsylvania Real Estate Investment.......................................     1,009,519
182,458     Security Capital Atlantic, Inc............................................     3,854,425
122,700     Walden Residential Properties, Inc........................................     3,128,850
                                                                                          ----------
                                                                                          26,581,419
                                                                                          ----------

            DEVELOPMENT  4.7%
192,680     Atlantic Gulf Communities Corp. (a).......................................       867,060
 24,741     Atlantic Gulf Communities Corp. - Convertible Preferred Ser B (a).........       247,410
 35,402     Atlantic Gulf Communities Corp. - Convertible Preferred Ser B,
            144A - Private Placement (a) (b)..........................................       354,020
 49,482     Atlantic Gulf Communities Corp. Warrants, 16,494 shares of each
            Class A, B and C, expiring 06/23/04 (a)...................................        72,805
100,191     Atlantic Gulf Communities Corp. Warrants, 33,397 shares of each
            Class A, B and C, expiring 06/24/01, 144A
            - Private Placement (a) (b)...............................................             0
212,500     Brookfield Properties Corp................................................     3,542,375
 85,300     Brookfield Properties Corp. - Common Share Installment Receipts (a).......     1,013,364
 28,400     Catellus Development Corp. (a)............................................       568,000
                                                                                          ----------
                                                                                           6,665,034
                                                                                          ----------

            HEALTHCARE FACILITIES  6.2%
252,500     Nationwide Health Properties, Inc.........................................     6,438,750
 62,690     Omega Healthcare Investors, Inc...........................................     2,421,401
                                                                                          ----------
                                                                                           8,860,151
                                                                                          ----------

            HOTEL & LODGING  10.9%
 68,000     American General Hospitality Corp.........................................     1,819,000
147,300     Capstar Hotel Co. (a).....................................................     5,054,231
122,600     Extended Stay America, Inc. (a)...........................................     1,524,838

                                       D-2     See Notes to Financial statements

                               December 31, 1997

Number
of Shares    Description                                                           Market Value
             HOTEL & LODGING  (CONTINUED)
    292,600  Host Marriott Corp. (a)..............................................  $ 5,742,275
     52,500  Suburban Lodges of America, Inc. (a).................................      698,906
     24,900  Vail Resorts, Inc. (a)...............................................      645,844
                                                                                    -----------
                                                                                     15,485,094
                                                                                    -----------
             MANUFACTURED HOME COMMUNITIES  6.6%
    208,094  Chateau Properties, Inc..............................................    6,554,961
    104,000  Manufactured Home Communities, Inc...................................    2,808,000
                                                                                    -----------
                                                                                      9,362,961
                                                                                    -----------
             OFFICE/INDUSTRIAL  27.7%
    210,600  Arden Realty Group, Inc..............................................    6,475,950
    156,000  Bedford Property Investors, Inc......................................    3,412,500
    193,600  Brandywine Realty Trust..............................................    4,864,200
    141,000  CarrAmerica Realty Corp..............................................    4,467,939
     63,986  Equity Office Properties Trust.......................................    2,019,558
    143,900  Great Lakes REIT, Inc................................................    2,797,056
    219,900  Pacific Gulf Properties, Inc.........................................    5,222,625
    174,200  Prime Group Realty Trust.............................................    3,527,550
     46,800  Reckson Associates Realty Corp.......................................    1,187,550
     97,900  Trizec Hahn Corp.....................................................    2,270,056
    199,020  Wellsford Real Properties, Inc., 144A - Private Placement (a) (b)....    3,109,688
                                                                                    -----------
                                                                                     39,354,672
                                                                                    -----------
             PRODUCER MANUFACTURING  0.1%
      1,300  ITT Corp. (a)........................................................      107,738
                                                                                    -----------
             SELF-STORAGE  3.2%
     33,500  Public Storage, Inc..................................................      984,062
    120,900  Shurgard Storage Centers, Inc., Class A..............................    3,506,100
                                                                                    -----------
                                                                                      4,490,162
                                                                                    -----------
             SHOPPING CENTERS  7.2%
    160,400  Burnham Pacific Properties, Inc......................................    2,456,125
    179,500  Federal Realty Investment Trust......................................    4,622,125
     22,300  First Washington Realty Trust, Inc. - Preferred Ser A
             (Convertible into 28,589 common shares)..............................      747,050

                               December 31, 1997

Number
of Shares    Description                                                               Market Value
             SHOPPING CENTERS (CONTINUED)
    70,500   Pan Pacific Retail Properties, Inc....................................    $  1,506,937
       800   Ramco-Gershenson Properties Trust.....................................          15,750
    59,900   Western Investment Real Estate Trust..................................         823,625
                                                                                       ------------
                                                                                         10,171,612
                                                                                       ------------
             SHOPPING MALLS 10.3%
    137,400  CBL & Associates Properties, Inc......................................       3,392,062
     90,400  First Union Real Estate Investments...................................       1,469,000
    572,800  Taubman Centers, Inc..................................................       7,446,400
     65,800  Urban Shopping Centers, Inc...........................................       2,294,775
                                                                                       ------------
                                                                                         14,602,237
                                                                                       ------------
TOTAL COMMON AND PREFERRED STOCKS  95.6%...........................................     135,681,080
                                                                                       ------------

CONVERTIBLE CORPORATE OBLIGATIONS  0.5%
Brookfield Properties Corp. - Installment Receipts
Representing Subordinated Debenture
($868,400 par, 6.00% coupon, 02/14/07 maturity)....................................         698,107
                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS  96.1%
  (Cost $121,582,426)..............................................................     136,379,187
Repurchase Agreement  5.4%
Swiss Bank Corp. ($7,660,000 par collateralized by U.S.
Government obligations in a pooled cash account, dated 12/31/97, to be sold on
01/02/98 at $7,662,596) (Cost $7,660,000)..........................................       7,660,000
                                                                                       ------------

TOTAL INVESTMENTS 101.5%
  (Cost $129,242,426)..............................................................     144,039,187

LIABILITIES IN EXCESS OF OTHER ASSETS (1.5%).......................................      (2,091,581)
                                                                                       ------------
NET ASSETS  100.0%.................................................................    $141,947,606
                                                                                       ============

(a)  Non-income producing security as this stock does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

                                       D-4     See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997

ASSETS:
Total Investments (Cost $129,242,426)..............................................    $144,039,187
Receivables:
 Fund Shares Sold..................................................................       1,060,434
 Dividends.........................................................................         887,143
 Investments Sold..................................................................         320,287
 Interest..........................................................................          17,416
Unamortized Organizational Costs...................................................           4,403
Other..............................................................................             977
                                                                                       ------------
 Total Assets......................................................................     146,329,847
                                                                                       ------------
LIABILITIES:
Payables:
 Investments Purchased.............................................................       3,881,015
 Distributor and Affiliates........................................................         126,860
 Investment Advisory Fee...........................................................         114,763
 Income Distributions..............................................................          91,318
 Fund Shares Repurchased...........................................................          69,474
 Custodian Bank....................................................................          10,660
Trustees' Deferred Compensation and Retirement Plans...............................          22,858
Accrued Expenses...................................................................          65,293
                                                                                       ------------
 Total Liabilities.................................................................       4,382,241
                                                                                       ------------
NET ASSETS.........................................................................    $141,947,606
                                                                                       ============
NET ASSETS CONSIST OF:
Capital............................................................................    $124,906,541
Net Unrealized Appreciation........................................................      14,796,761
Accumulated Net Realized Gain......................................................       2,266,205
Accumulated Distributions in Excess of Net Investment Income.......................         (21,901)
                                                                                       ------------
NET ASSETS.........................................................................    $141,947,606
                                                                                       ============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
Net asset value and redemption price per share (Based on net assets of
$51,313,568 and 3,715,666 shares of beneficial interest issued and
outstanding).......................................................................          $13.81
  Maximum sales charge (4.75%* of offering price)..................................             .69
                                                                                       ------------
  Maximum offering price to public.................................................          $14.50
                                                                                       ============
 Class B Shares:
  Net asset value and offering price per share (Based on net assets of
$73,198,558 and 5,304,248 shares of beneficial interest issued and
outstanding).......................................................................          $13.80
                                                                                       ============
 Class C Shares:
  Net asset value and offering price per share (Based on net assets of
$17,435,480 and 1,264,396 shares of beneficial interest issued and
outstanding).......................................................................          $13.79
                                                                                       ============

*On sales of $100,000 or more, the sales charge will be reduced.

                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1997

INVESTMENT INCOME:
Dividends............................................................................  $  4,183,631
Interest.............................................................................       406,183
                                                                                       ------------
 Total Income........................................................................     4,589,814
                                                                                       ------------
EXPENSES:
Investment Advisory Fee..............................................................     1,010,205
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C of $93,668,
  $506,509 and $130,234, respectively)...............................................       730,411
Shareholder Services.................................................................       268,613
Registration and Filing Fees.........................................................        80,023
Trustees' Fees and Expenses..........................................................        13,143
Legal................................................................................         4,517
Amortization of Organizational Costs.................................................         3,397
Other................................................................................       155,948
                                                                                       ------------
 Total Expenses......................................................................     2,266,257
                                                                                       ------------
NET INVESTMENT INCOME................................................................  $  2,323,557
                                                                                       ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain....................................................................  $ 15,177,147
                                                                                       ------------
Unrealized Appreciation/Depreciation
 Beginning of the Period.............................................................    11,896,592
 End of the Period...................................................................    14,796,761
                                                                                       ------------
Net Unrealized Appreciation During the Period........................................     2,900,169
                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN.....................................................  $ 18,077,316
                                                                                       ============
NET INCREASE IN NET ASSETS FROM OPERATIONS...........................................  $ 20,400,873
                                                                                       ============

                                       D-6     See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1997 and 1996

                                                                        Year Ended           Year Ended
                                                                 December 31, 1997    December 31, 1996
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income............................................  $  2,323,557         $   842,531
Net Realized Gain................................................    15,177,147           2,148,797
Net Unrealized Appreciation During the Period....................     2,900,169           9,735,736
                                                                   ------------         -----------
Change in Net Assets from Operations.............................    20,400,873          12,727,064
                                                                   ------------         -----------
Distributions from Net Investment Income.........................    (2,323,557)           (842,531)
Distributions in Excess of Net Investment Income.................      (152,383)           (144,086)
                                                                   ------------         -----------
Distributions from and in Excess of Net Investment Income*.......    (2,475,940)           (986,617)
Distributions from Net Realized Gain*............................   (12,883,431)         (1,848,388)
                                                                   ------------         -----------
Total Distributions..............................................   (15,359,371)         (2,835,005)
                                                                   ------------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES..............     5,041,502           9,892,059
                                                                   ------------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold........................................   130,239,448          28,516,882
Net Asset Value of Shares Issued Through
  Dividend Reinvestment..........................................    12,862,961           2,353,502
Cost of Shares Repurchased.......................................   (63,666,603)         (6,887,785)
                                                                   ------------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...............    79,435,806          23,982,599
                                                                   ------------         -----------
TOTAL INCREASE IN NET ASSETS.....................................    84,477,308          33,874,658
NET ASSETS:
Beginning of the Period..........................................    57,470,298          23,595,640
                                                                   ------------         -----------
End of the Period
 (Including accumulated distributions in excess of net
 investment income of $21,901 and $7,420 respectively)...........  $141,947,606         $57,470,298
                                                                   ============         ===========

                                                                         Year Ended          Year Ended
      *Distributions by Class                                     December 31, 1997   December 31, 1996
      Distributions from and in Excess of
        Net Investment Income:
        Class A Shares..........................................   $ (1,094,042)        $  (433,206)
        Class B Shares..........................................     (1,102,759)           (431,231)
        Class C Shares..........................................       (279,139)           (122,180)
                                                                   ------------         -----------
                                                                   $ (2,475,940)        $  (986,617)
                                                                   ============         ===========
      Distributions from Net Realized Gain:
        Class A Shares..........................................   $ (4,664,049)        $  (717,981)
        Class B Shares..........................................     (6,626,846)           (877,571)
        Class C Shares..........................................     (1,592,536)           (252,836)
                                                                   ------------         -----------
                                                                   $(12,883,431)        $(1,848,388)
                                                                   ============         ===========

                                       D-7     See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                                                        June 9, 1994
                                                                                                                    (Commencement of
                                                                                                                         Investment
                                                                                                                     Operations) to
                                                                                        Year Ended December 31,        December 31,
Class A Shares                                                                        1997         1996     1995 (a)       1994 (a)
Net Asset Value, Beginning of the Period..........................................  $13.008      $ 10.00    $ 9.27        $9.43
                                                                                    -------      -------    ------        -----
   Net Investment Income..........................................................     .364         .351       .27          .23
   Net Realized and Unrealized Gain/Loss..........................................    2.220        3.514       .85         (.18)
                                                                                    -------      -------    ------        -----
Total from Investment Operations..................................................    2.584        3.865      1.12          .05
                                                                                    -------      -------    ------        -----
Less:
   Distributions from and in Excess of
    Net Investment Income.........................................................     .380         .380     .2456         .153
   Return of Capital Distribution.................................................      -0-          -0-     .1444         .057
   Distributions from Net Realized Gain...........................................    1.402         .477       -0-          -0-
                                                                                    -------      -------    ------        -----
Total Distributions...............................................................    1.782         .857       .39          .21
                                                                                    -------      -------    ------        -----
Net Asset Value, End of the Period................................................  $13.810      $13.008    $10.00        $9.27
                                                                                    =======      =======    ======        =====
Total Return (b)..................................................................    20.66%       39.82%    12.39%         .24%(c)
Net Assets at End of the Period (In millions).....................................  $  51.3      $  23.3    $  8.5        $ 4.6
Ratio of Expenses to Average Net Assets**.........................................     1.77%        2.60%     2.67%        1.26%
Ratio of Net Investment Income to
 Average Net Assets**.............................................................     2.77%        3.21%     2.92%        4.28%
Portfolio Turnover................................................................      159%          97%       94%          28%*
Average Commission Paid Per
 Equity Share Traded (d)..........................................................  $ .0594      $ .0486         -            -

*Non-Annualized

**If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets...........................................      N/A         2.61%     3.16%        3.03%
Ratio of Net Investment Income to
 Average Net Assets...............................................................      N/A         3.19%     2.44%        2.52%

N/A = Not Applicable
(a)  Based on average shares outstanding.
(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) Total return calculated from June 30, 1994 (date the Fund's investment strategy was implemented) through December 31, 1994, non-annualized.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal periods prior to 1996.

                                       D-8     See Notes to Financial Statements

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                                                     June 9, 1994
                                                                                                                 (Commencement of
                                                                                                                       Investment
                                                                                                                   Operations) to
                                                                                    Year Ended December 31,          December 31,
Class B Shares                                                                     1997          1996    1995 (a)        1994 (a)
Net Asset Value, Beginning of the Period........................................  $13.008      $ 10.00    $ 9.28         $ 9.43
                                                                                  -------      -------    ------         ------
   Net Investment Income........................................................     .272         .266       .19            .20
   Net Realized and Unrealized Gain/Loss........................................    2.206        3.519      .843          (.176)
                                                                                  -------      -------    ------         ------
Total from Investment Operations................................................    2.478        3.785     1.033           .024
Less:                                                                             -------      -------    ------         ------
   Distributions from and in Excess of
    Net Investment Income.......................................................     .284         .300      .197          .1268
   Return of Capital Distribution...............................................      -0-          -0-      .116          .0472
   Distributions from Net Realized Gain.........................................    1.402         .477       -0-            -0-
                                                                                  -------      -------    ------         ------
Total Distributions.............................................................    1.686         .777      .313           .174
                                                                                  -------      -------    ------         ------
Net Asset Value, End of the Period..............................................  $13.800      $13.008    $10.00         $ 9.28
                                                                                  =======      =======    ======         ======
Total Return (b)................................................................    19.76%       38.82%    11.37%          (.04%)(c)
Net Assets at End of the Period (In millions)...................................  $  73.2      $  26.5    $ 12.0         $  9.1
Ratio of Expenses to Average Net Assets**.......................................     2.52%        3.37%     3.50%          1.84%
Ratio of Net Investment Income to
 Average Net Assets**...........................................................     2.03%        2.39%     2.07%          3.81%
Portfolio Turnover..............................................................      159%          97%       94%            28%*
Average Commission Paid Per
 Equity Share Traded (d)........................................................  $ .0594      $ .0486         -              -

*Non-Annualized

**If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets.........................................      N/A         3.39%     3.99%     3.60%
Ratio of Net Investment Income to
  Average Net Assets............................................................      N/A         2.37%     1.58%     2.05%

N/A = Not Applicable
(a)  Based on average shares outstanding.
(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) Total return calculated from June 30, 1994 (date the Fund's investment strategy was implemented) through December 31, 1994, non-annualized.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal periods prior to 1996.

                                       D-9     See Notes to Financial Statements

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                                                       June 9, 1994
                                                                                                                   (Commencement of
                                                                                                                         Investment
                                                                                                                     Operations) to
                                                                                        Year Ended December 31,        December 31,
Class C Shares                                                                        1997        1996     1995 (a)        1994 (a)
Net Asset Value, Beginning of the Period........................................... $12.999      $  9.99    $ 9.28       $ 9.43
                                                                                    -------      -------    ------       ------
  Net Investment Income............................................................    .271         .266       .20          .22
  Net Realized and Unrealized Gain/Loss............................................   2.206        3.520      .823        (.178)
                                                                                    -------      -------    ------       ------
Total from Investment Operations...................................................   2.477        3.786     1.023         .042
                                                                                    -------      -------    ------       ------
Less:
  Distributions from and in Excess of
   Net Investment Income...........................................................    .284         .300      .197        .1399
   Return of Capital Distribution..................................................     -0-          -0-      .116        .0521
   Distributions from Net Realized Gain............................................   1.402         .477       -0-          -0-
                                                                                    -------      -------    ------       ------
Total Distribution.................................................................   1.686         .777      .313         .192
                                                                                    -------      -------    ------       ------
Net Asset Value, End of the Period................................................. $13.790      $12.999    $ 9.99       $ 9.28
                                                                                    =======      =======    ======       ======
Total Return (b)...................................................................   19.78%       38.86%    11.26%         .15%(c)
Net Assets at End of the Period (In millions)...................................... $  17.4      $   7.7    $  3.1       $  1.3
Ratio of Expenses to Average Net Assets**..........................................    2.52%        3.38%     3.54%        1.62%
Ratio of Net Investment Income to
  Average Net Assets**.............................................................    2.00%        2.39%     2.11%        3.92%
Portfolio Turnover.................................................................     159%          97%       94%          28%*
Average Commission Paid Per
  Equity Share Traded (d)..........................................................   $ .0594      $ .0486       -            -

*Non-Annualized.

**If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets............................................     N/A         3.40%     4.03%        3.38%
Ratio of Net Investment Income to
  Average Net Assets.................................................................   N/A         2.38%     1.62%        2.15%

N/A = Not Applicable
(a)  Based on average shares outstanding.
(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) Total return calculated from June 30, 1994 (date the Fund's investment strategy was implemented) through December 31, 1994, non-annualized.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal periods prior to 1996.

                                       D-10    See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

  Van Kampen American Capital Real Estate Securities Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to seek long-term growth of capital by investing principally in securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION-Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS-Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

  The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES-Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

                               December 31, 1997

D. ORGANIZATIONAL COSTS-The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $16,000. These costs are being amortized on a straight line basis over the 60 month period ending May 31, 1999. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed by the Fund during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

  Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses for tax purposes resulting from wash sales.

  At December 31, 1997, for federal income tax purposes cost of long- and short-term investments is $129,401,768; the aggregate gross unrealized appreciation is $15,544,158 and the aggregate gross unrealized depreciation is $906,739, resulting in net unrealized appreciation of $14,637,419.

F. DISTRIBUTION OF INCOME AND GAINS-The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

  For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated $3,828,135 as a 28% rate capital gain distribution and $545,346 as a 20% rate capital gain distribution. Shareholders were sent a 1997 Form 1099-DIV in January 1998 representing their proportionate share of the capital gain distribution to be reported on their income tax returns.

  The Fund distributes the return of capital it receives from the Real Estate Investment Trusts (the "REITs") in which the Fund invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

  Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 1997 fiscal year have been identified and appropriately reclassified. As a result, permanent differences relating to the characterization of distributions for tax purposes totaling $134,781 were reclassified from accumulated undistributed net investment income to accumulated net realized gain/loss. Additionally, permanent book and tax differences relating to the recognition of certain expenses which are not deductible for tax purposes totaling $3,121 were reclassified from accumulated undistributed net investment income to capital.

                               December 31, 1997

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee equal to 1.00% of the average net assets of the Fund. This fee is payable monthly.

  For the year ended December 31, 1997, the Fund recognized expenses of approximately $3,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

  For the year ended December 31, 1997, the Fund recognized expenses of approximately $31,800 representing VKAC's cost of providing accounting services to the Fund. These services are provided by VKAC at cost.

  ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $199,900, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

  For the year ended December 31, 1997, the Fund reimbursed VKAC approximately $2,000 related to the direct cost of consolidating the VKAC open-end fund complex. Payment was contingent upon the realization by the Fund of cost efficiencies in shareholder services resulting from the consolidation.

  Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

  The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

  For the year ended December 31, 1997, the Fund paid brokerage commissions to Dean Witter, an affiliate of VKAC, totaling $7,608.

  At December 31,1997, VKAC owned 10,605 and 53 shares of Classes A and B, respectively.

3. CAPITAL TRANSACTIONS

  The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

  At December 31, 1997, capital aggregated $44,679,411, $65,025,381 and
$15,201,749 for Classes A, B, and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                               December 31, 1997

                                                     SHARES          VALUE
--------------------------------------------------------------------------
Sales:
  Class A.......................................  5,170,889   $ 72,826,990
  Class B.......................................  3,529,184     48,022,266
  Class C.......................................    692,679      9,390,192
                                                 ----------   ------------
Total Sales.....................................  9,392,752   $130,239,448
                                                 ==========   ============
Dividend Reinvestment:
  Class A.......................................    393,875   $  5,266,583
  Class B.......................................    458,508      6,117,855
  Class C.......................................    110,872      1,478,523
                                                 ----------   ------------
Total Dividend Reinvestment.....................    963,255   $ 12,862,961
                                                 ==========   ============
Repurchases:
  Class A....................................... (3,640,808)  $(52,082,516)
  Class B.......................................   (721,539)    (9,824,495)
  Class C.......................................   (127,832)    (1,759,592)
                                                 ----------   ------------
Total Repurchases............................... (4,490,179)  $(63,666,603)
                                                 ==========   ============

  At December 31, 1996, capital aggregated $18,669,483, $20,711,364 and
$6,093,009 for Classes A, B, and C, respectively. For the year ended December 31, 1996, transactions were as follow:

                                                         SHARES         VALUE
-----------------------------------------------------------------------------
Sales:
  Class A..........................................   1,142,133   $13,064,447
  Class B..........................................   1,012,720    11,615,644
  Class C..........................................     336,995     3,836,791
                                                      ---------   -----------
Total Sales........................................   2,491,848   $28,516,882
                                                      =========   ===========
Dividend Reinvestment:
  Class A..........................................      89,245   $ 1,046,880
  Class B..........................................      86,852     1,022,967
  Class C..........................................      24,037       283,655
                                                      ---------   -----------
Total Dividend Reinvestment........................     200,134   $ 2,353,502
                                                      =========   ===========
Repurchases:
  Class A..........................................    (289,138)  $(3,174,901)
  Class B..........................................    (265,477)   (2,844,469)
  Class C..........................................     (78,881)     (868,415)
                                                      ---------   -----------
Total Repurchases..................................    (633,496)  $(6,887,785)
                                                      =========   ===========

                               December 31, 1997

  Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                         CONTINGENT DEFERRED
                                             SALES CHARGE
YEAR OF REDEMPTION                        CLASS B    CLASS C
First                                      4.00%      1.00%
Second                                     4.00%      None
Third                                      3.00%      None
Fourth                                     2.50%      None
Fifth                                      1.50%      None
Sixth and Thereafter                       None       None


  For the year ended December 31, 1997, VKAC, as Distributor for the Fund, received net commissions on sales of the Fund's Class A shares of approximately $67,200 and CDSC on the redeemed shares of approximately $116,400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $214,589,921 and $149,389,626, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

  Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997, are payments retained by VKAC of approximately $509,300.

                                                                      APPENDIX E

                               SEMI-ANNUAL REPORT
                                      FOR
                              MORGAN STANLEY FUNDS

                      DATED DECEMBER 31, 1997 (UNAUDITED)

                              MORGAN STANLEY FUNDS

--------------------------------------------------------------------------------

         DISTRIBUTED BY VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.




------------------------------------------------------------------------------
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
------------------------------------------------------------------------------
                       MORGAN STANLEY GLOBAL EQUITY FUND
------------------------------------------------------------------------------
                    MORGAN STANLEY GLOBAL FIXED INCOME FUND
------------------------------------------------------------------------------
                        MORGAN STANLEY ASIAN GROWTH FUND
------------------------------------------------------------------------------
                       MORGAN STANLEY AMERICAN VALUE FUND
------------------------------------------------------------------------------
                           MORGAN STANLEY VALUE FUND
------------------------------------------------------------------------------
                   MORGAN STANLEY WORLDWIDE HIGH INCOME FUND
------------------------------------------------------------------------------
                       MORGAN STANLEY LATIN AMERICAN FUND
------------------------------------------------------------------------------
                      MORGAN STANLEY EMERGING MARKETS FUND
------------------------------------------------------------------------------
                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
------------------------------------------------------------------------------
                      MORGAN STANLEY U.S. REAL ESTATE FUND
------------------------------------------------------------------------------
                         MORGAN STANLEY HIGH YIELD FUND
------------------------------------------------------------------------------
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
------------------------------------------------------------------------------
                     MORGAN STANLEY GOVERNMENT OBLIGATIONS
                               MONEY MARKET FUND
------------------------------------------------------------------------------
                        MORGAN STANLEY MONEY MARKET FUND
------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1997

                              MORGAN STANLEY FUNDS
                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Overview and Portfolio of Investments by Fund:
  Letter to Shareholders..............................................     1
  Performance Summary.................................................     3
  Global Equity Allocation Fund.......................................     4
  Global Equity Fund..................................................    20
  Global Fixed Income Fund............................................    25
  Asian Growth Fund...................................................    29
  American Value Fund.................................................    34
  Value Fund..........................................................    39
  Worldwide High Income Fund..........................................    43
  Latin American Fund.................................................    49
  Emerging Markets Fund...............................................    54
  Aggressive Equity Fund..............................................    61
  U.S. Real Estate Fund...............................................    65
  High Yield Fund.....................................................    71
  International Magnum Fund...........................................    75
  Government Obligations Money Market Fund............................    82
  Money Market Fund...................................................    85
Statement of Assets and Liabilities...................................    89
Statement of Operations...............................................    93
Statement of Changes in Net Assets....................................    95
Financial Highlights .................................................   110
Notes to Financial Statements.........................................   125

                             LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------

Dear Shareholder,

The new year ushers in what promises to be an exciting and challenging time for investors. The Taxpayer Relief Act of 1997, passed by President Clinton in August, creates many new opportunities for you and your family to take a more active role in achieving your long-term financial goals.

Most Americans will benefit from the bill's $95 billion in tax cuts over five years. The so-called Kiddie Credit gives parents $400 in immediate tax relief for every child under age 17, and families will find it easier to save for their children's college expenses through the new Education IRA. The bill also cuts capital gains tax rates for the first time in over a decade, and loosens restrictions on tax-deductible IRA contributions. Perhaps the most exciting feature of all is the new Roth IRA, which allows investment earnings to grow tax free, not just tax deferred.

This year more than ever, it could be important for you to talk with your financial adviser about how to make the tax code work to your advantage. At Van Kampen American Capital, we have prepared a variety of publications to help you understand your choices under the new tax legislation. And with the help of your adviser, we'll help you locate the many benefits hidden among the changing tax landscape.

ECONOMIC OVERVIEW

After years of breakneck growth and rapid expansion of credit, Asia experienced a severe economic setback during the reporting period. The region's problems first became evident in July, when Thailand responded to a growing trade deficit by allowing its currency to float freely in international markets. The Thai government's move set in motion a chain reaction of devaluations which ultimately severed much of the region's traditional currency link to the U.S. dollar. At the height of the crisis in October, the Hong Kong dollar, pegged to the American dollar since 1983, also came under attack from speculators.

While Chinese officials defended the currency and retained the U.S. dollar peg, Asia's turmoil was far from finished. The crisis next spread to South Korea, where that country's ailing financial sector required a massive infusion of liquidity from the International Monetary Fund to stave off widespread bankruptcies.

Compared to Asia, economic conditions in Europe and the United States were healthy and tranquil. Europe continues to enjoy solid economic growth with low inflation. The relatively tight fiscal policies required to accomplish a move to a single currency, however, have left Europe's unemployment rate in double digits.

In the United States, economic growth remains strong, unemployment is low, consumers are optimistic, the budget is headed for surplus this year, and our nation's currency is rising around the world. Despite the strength in the U.S. economy, there was no indication of troublesome inflation. In fact, the producer price index fell by 1.2 percent during the year, the largest annual decline in wholesale prices since 1986. Inflation at the consumer level was also virtually nonexistent, with the consumer price index rising by only 1.7 percent during 1997. A strong dollar and significant productivity gains helped offset the inflationary pressures caused by rising wages.

MARKET REVIEW

After gliding through a strong and mostly uneventful first half of 1997, global equity markets experienced a sharp increase in volatility during the later stages of the year. In particular, the currency crisis that roiled most Southeast Asian economies spilled over into the region's equity markets, creating an avalanche of selling that unnerved markets in Europe, Latin America, and the United States as well.

Despite the shifting global economic conditions, U.S. stocks continued to post solid returns. For the year, the Wilshire 5000 Index, which measures the performance of all publicly traded U.S. companies, gained 29.17 percent. But while the general upward trend in U.S. stocks continued, volatility also picked up. Between early August and late October, the Dow Jones Industrial Average fell by 16 percent before rebounding sharply to close the reporting period near record-high territory.

In Europe, falling interest rates, low inflation, and improving corporate profitability provided a strong underpinning to the region's equity markets. In local currency terms, every European market gained at least 13 percent, led by the 79 percent gain in Portugal and the nearly 51 percent rise in Switzerland. However, the strong U.S. dollar offset a significant portion of those gains for American investors.

In Asia, falling currencies exacerbated the impact of tumbling stock prices. For the year, the Dow Jones Asia/Pacific Index fell 29.13 percent in dollar terms. Equity markets in Indonesia, Malaysia, South Korea, and Thailand each finished 1997 with losses of more than 60 percent. The negative impact of the Asian crisis on prospects for world economic growth created a positive environment for global bonds. For the 12 months ended December 31, the Salomon Brothers World Government Bond Index gained 8.97 percent in local currency terms. However, the strong dollar undermined the results for U.S. investors, and the Index gained
0.23 percent in U.S. dollar terms during the same period.

                             LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------

Bond markets were especially strong in European nations that are not participating in the planned European Monetary Union, as interest rates in non-EMU countries such as Sweden and the United Kingdom fell toward those in Germany and France. In the U.S., the yield on the Treasury's benchmark 30-year bond began the year at 6.64 percent and climbed to 7.17 percent in April amid fears of increasing inflation. When subsequent data showed the economy to be slowing, bond yields drifted gradually lower. By the end of the reporting period, the long-term Treasury bond yield had fallen to 5.92 percent, its lowest level in more than four years, and bond prices, which move in the opposite direction of bond yields, rose significantly.

OUTLOOK

We expect that the recent upheavals in Southeast Asia will have a mixed impact on the U.S. economy and financial markets. Sales of American goods overseas are likely to decline in coming months, and competition from relatively inexpensive imports could pinch profit margins. Overall, we believe that lower currency values in Asia will likely result in less inflation in the U.S. and a greater likelihood of stable or falling interest rates. We also anticipate that stock selection will play a larger role in generating investment performance due to the uneven impact of the Asian crisis on individual companies and the broad-based nature of the advance in equity prices in recent years.

Within Asia itself, we believe that the turbulence has yet to run its course. It is likely that Pacific Rim markets will continue to search for a bottom until investors arrive at meaningful projections for economic growth rates and corporate profits. As the reporting period ended, a clear vision of the new economic order in Asia remained elusive. We believe that European markets generally have the least amount to lose by the Asian shock. European exports to Asia are relatively modest, and the region continues to enjoy solid growth, declining budget deficits, and benign inflation.

As we noted earlier, the Taxpayer Relief Act of 1997 provides attractive new vehicles through which investors can save for a variety of goals, including higher education and retirement. We encourage you to work with your financial adviser to consider how the tax changes can work to your benefit.

Additional details about your Funds, including investment overviews from your portfolio management team, are provided in this report. As always, we are pleased to have the opportunity to serve you and your family through our diverse menu of quality investments.

Sincerely,

Don G. Powell                                  Dennis J. McDonnell
Chairman                                       President
Van Kampen American Capital                    Van Kampen American Capital
Investment Advisory Corp.                      Investment Advisory Corp.

February 9, 1998

                           MORGAN STANLEY FUNDS, INC.
                        PERFORMANCE SUMMARY (UNAUDITED)

--------------------------------------------------------------------------------

                               DECEMBER 31, 1997

                                                                     SIX MONTHS TOTAL RETURNS
                                                                 ---------------------------------
                                              NET     NET ASSET    WITH     WITHOUT
                                INCEPTION    ASSETS   VALUE PER   SALES      SALES     COMPARABLE
FUNDS                             DATES      (000)      SHARE     CHARGE     CHARGE      INDEXES
------------------------------  ----------  --------  ---------  --------   --------   -----------
GLOBAL EQUITY ALLOCATION
  Class A.....................    1/4/93    $74,593   $  14.34    (5.81)%    (0.07)%     0.33%(1)
  Class B.....................    8/1/95     58,639      13.93    (4.83)     (0.52)      0.33(1)
  Class C.....................    1/4/93     80,036      14.07    (1.28)     (0.42)      0.33(1)
GLOBAL EQUITY
  Class A.....................   10/29/97    55,372       9.91      N/A        N/A        N/A
  Class B.....................   10/29/97   467,465       9.91      N/A        N/A        N/A
  Class C.....................   10/29/97    45,801       9.91      N/A        N/A        N/A
GLOBAL FIXED INCOME
  Class A.....................    1/4/93      5,851       9.93    (2.51)      2.39       2.52(2)
  Class B.....................    8/1/95      1,539       9.88    (2.00)      1.99       2.52(2)
  Class C.....................    1/4/93      2,103       9.87     0.99       1.99       2.52(2)
ASIAN GROWTH
  Class A.....................   6/23/93     63,990       8.30   (52.82)    (49.96)    (45.59)(3)
  Class B.....................    8/1/95     27,558       8.04   (52.66)    (50.17)    (45.59)(3)
  Class C.....................   6/23/93     37,979       8.03   (50.64)    (50.14)    (45.59)(3)
AMERICAN VALUE
  Class A.....................   10/18/93   106,826      19.41     9.98      16.66      11.78(4)
  Class B.....................    8/1/95    107,301      19.36    11.25      16.25      11.78(4)
  Class C.....................   10/18/93    73,222      19.36    15.24      16.24      11.78(4)
VALUE
  Class A.....................    7/7/97    102,701      10.10      N/A        N/A        N/A
  Class B.....................    7/7/97     88,112      10.09      N/A        N/A        N/A
  Class C.....................    7/7/97     19,466      10.08      N/A        N/A        N/A
WORLDWIDE HIGH INCOME
  Class A.....................   4/21/94     82,139      12.99    (1.54)      3.36       4.59(6)
  Class B.....................    8/1/95    103,847      12.92    (0.68)      2.96       4.59(6)
  Class C.....................   4/21/94     50,102      12.93     1.97       2.88       4.59(6)
LATIN AMERICAN
  Class A.....................    7/6/94     66,929      13.48    (8.06)     (2.46)     (6.29)(7)
  Class B.....................    8/1/95     29,554      13.06    (6.53)     (2.66)     (6.29)(7)
  Class C.....................    7/6/94     22,730      13.07    (3.52)     (2.75)     (6.29)(7)
EMERGING MARKETS
  Class A.....................    7/6/94     95,359       9.44   (26.66)    (22.19)    (26.93)(8)
  Class B.....................    8/1/95     43,549       9.23   (25.98)    (22.50)    (26.93)(8)
  Class C.....................    7/6/94     39,235       9.24   (23.18)    (22.48)    (26.93)(8)
AGGRESSIVE EQUITY
  Class A.....................    1/2/96     35,689      17.82     9.92      16.66       8.81(9)
  Class B.....................    1/2/96     58,739      17.58    11.26      16.26       8.81(9)
  Class C.....................    1/2/96     11,837      17.57    15.21      16.21       8.81(9)
U.S. REAL ESTATE
  Class A.....................    5/1/96     20,768      16.79     7.28      13.83      13.77(10)
  Class B.....................    5/1/96     12,764      16.73     8.40      13.40      13.77(10)
  Class C.....................    5/1/96      3,910      16.73    12.36      13.36      13.77(10)
HIGH YIELD
  Class A.....................    5/1/96      5,644      12.59     1.20       6.24       6.40(11)
  Class B.....................    5/1/96      9,931      12.56     1.76       5.67       6.40(11)
  Class C.....................    5/1/96      2,864      12.56     4.69       5.66       6.40(11)
INTERNATIONAL MAGNUM
  Class A.....................    7/1/96     36,918      12.67   (12.85)     (7.52)     (8.48)(12)
  Class B.....................    7/1/96     33,824      12.61   (12.43)     (7.87)     (8.48)(12)
  Class C.....................    7/1/96      9,147      12.66    (8.79)     (7.88)     (8.48)(12)
GOVERNMENT OBLIGATIONS MONEY
  MARKET......................   3/12/92     52,997       1.00      N/A       2.37        N/A
MONEY MARKET..................    8/4/89    362,813       1.00      N/A       2.42        N/A

                                     ONE YEAR TOTAL RETURNS          AVERAGE ANNUAL SINCE INCEPTION
                                ---------------------------------   ---------------------------------
                                  WITH     WITHOUT                    WITH     WITHOUT
                                 SALES      SALES     COMPARABLE     SALES      SALES     COMPARABLE
FUNDS                            CHARGE     CHARGE      INDEXES      CHARGE     CHARGE      INDEXES
------------------------------  --------   --------   -----------   --------   --------   -----------
GLOBAL EQUITY ALLOCATION
  Class A.....................    9.73%     16.44%     15.76%(1)     12.83%     14.17%     15.34%(1)
  Class B.....................   10.49      15.49      15.76(1)      14.11      15.13      14.39(1)
  Class C.....................   14.60      15.60      15.76(1)      13.33      13.33      15.34(1)
GLOBAL EQUITY
  Class A.....................   (6.44)*    (0.74)*     2.43*(1)       N/A        N/A        N/A
  Class B.....................   (5.81)*    (0.86)*     2.43*(1)       N/A        N/A        N/A
  Class C.....................   (5.81)*    (0.86)*     2.43*(1)       N/A        N/A        N/A
GLOBAL FIXED INCOME
  Class A.....................   (3.97)      0.77       1.40(2)       5.28       6.31       7.51(2)
  Class B.....................   (3.77)      0.07       1.40(2)       2.64       3.83       3.54(2)
  Class C.....................   (0.89)      0.07       1.40(2)       5.47       5.47       7.51(2)
ASIAN GROWTH
  Class A.....................  (52.14)    (49.22)    (45.48)(3)     (7.89)     (6.68)     (3.67)(3)
  Class B.....................  (52.15)    (49.64)    (45.48)(3)    (25.93)    (25.01)    (19.84)(3)
  Class C.....................  (50.11)    (49.61)    (45.48)(3)     (7.34)     (7.34)     (3.67)(3)
AMERICAN VALUE
  Class A.....................   28.56      36.39      24.35(4)      16.74      18.39      17.23(4)
  Class B.....................   30.41      35.41      24.35(4)      23.39      24.30      20.63(4)
  Class C.....................   34.48      35.48      24.35(4)      17.47      17.47      17.23(4)
VALUE
  Class A.....................   (4.02)*     1.84*      7.27*(5)       N/A        N/A        N/A
  Class B.....................   (3.49)*     1.51*      7.27*(5)       N/A        N/A        N/A
  Class C.....................    0.43*      1.43*      7.27*(5)       N/A        N/A        N/A
WORLDWIDE HIGH INCOME
  Class A.....................   10.14      15.62      12.56(6)      15.15      16.67      15.34(6)
  Class B.....................   10.82      14.72      12.56(6)      19.10      20.07      17.26(6)
  Class C.....................   13.64      14.62      12.56(6)      15.76      15.76      15.34(6)
LATIN AMERICAN
  Class A.....................   31.59      39.61      31.66(7)      13.39      15.33      10.34(7)
  Class B.....................   33.89      38.89      31.66(7)      31.67      32.50      19.89(7)
  Class C.....................   37.74      38.74      31.66(7)      14.40      14.40      10.34(7)
EMERGING MARKETS
  Class A.....................   (7.58)     (1.96)    (14.42)(8)     (4.86)     (3.23)     (3.85)(8)
  Class B.....................   (7.04)     (2.66)    (14.42)(8)     (2.91)     (1.82)     (5.77)(8)
  Class C.....................   (3.63)     (2.75)    (14.42)(8)     (3.97)     (3.97)     (3.85)(8)
AGGRESSIVE EQUITY
  Class A.....................   24.11      31.70      19.86(9)      30.72      34.64      17.38(9)
  Class B.....................   25.87      30.87      19.86(9)      32.24      33.74      17.38(9)
  Class C.....................   29.82      30.82      19.86(9)      33.67      33.67      17.38(9)
U.S. REAL ESTATE
  Class A.....................   17.33      24.48      20.29(10)     28.70      33.33      31.61(10)
  Class B.....................   18.40      23.40      20.29(10)     30.28      32.27      31.61(10)
  Class C.....................   22.43      23.43      20.29(10)     32.28      32.28      31.61(10)
HIGH YIELD
  Class A.....................    8.41      13.80      12.65(11)     11.41      14.71      13.33(11)
  Class B.....................    8.76      12.76      12.65(11)     11.54      13.75      13.33(11)
  Class C.....................   11.76      12.76      12.65(11)     13.75      13.75      13.33(11)
INTERNATIONAL MAGNUM
  Class A.....................   (0.05)      6.05       1.78(12)      1.50       5.57       2.16(12)
  Class B.....................    0.20       5.20       1.78(12)      2.15       4.77       2.16(12)
  Class C.....................    4.20       5.20       1.78(12)      4.74       4.74       2.16(12)
GOVERNMENT OBLIGATIONS MONEY
  MARKET......................     N/A         --        N/A           N/A         --        N/A
MONEY MARKET..................     N/A         --        N/A           N/A         --        N/A

--------------------------------------------------------------------------------
* Cumulative (unannualized) total return since inception of the Portfolio.

INDEXES:
 (1)  MSCI World Index
 (2)  J.P. Morgan Traded Global Bond Index
 (3)  MSCI Combined Far East Free ex-Japan Index
 (4)  Russell 2500 Small Company Index
 (5)  S&P 500 Index
 (6)  Worldwide High Income Blended Index
 (7)  MSCI Latin America Global Index
 (8)  IFC Global Total Return Composite Index
 (9)  Lipper Capital Appreciation Index
(10)  NAREIT Equity Index
(11)  CS First Boston High Yield Index
(12)  MSCI EAFE Index
(13)  IBC's Money Fund Report Averages/Government
(14)  IBC's Money Fund Report Averages/All Taxable

                                           YIELD INFORMATION AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
                              30 DAY                                    7 DAY          7 DAY         30 DAY          30 DAY
                             CURRENT                                   CURRENT       EFFECTIVE      CURRENT        COMPARABLE
                             YIELD++                                    YIELD+        YIELD+        YIELD++          YIELD
                           ------------                              ------------  -------------  ------------  ----------------
GLOBAL FIXED INCOME                      MONEY MARKET PORTFOLIOS:
  Class A................        3.70%   Government Obligations
  Class B................        3.14    Money Market..............        5.01%         5.14%          4.87%         5.19% (13)
  Class C................        3.13    Money Market..............        5.06          5.19           5.02          5.10% (14)
WORLDWIDE HIGH INCOME
  Class A................        8.65%
  Class B................        8.30
  Class C................        8.29
HIGH YIELD
  Class A................        7.46%
  Class B................        7.10
  Class C................        7.10

--------------------------------------------------------------------------------
 + The current 7 day yield reflects the net investment income generated by the Fund over the specified 7 day period expressed as an annual percentage. Expenses accrued for the 7 day period include any fees charged to all shareholders. Yields will fluctuate as market conditions change and are not necessarily indicative of future performance.
++ The current 30 day yield reflects the net investment income generated by the Fund over a specified 30-day period expressed as an annual percentage. Expenses accrued for the 30-day period include any fees charged to all shareholders. Yields will fluctuate as market conditions change and are not necessarily indicative of future performance.

PAST PERFORMANCE SHOULD NOT BE CONSTRUED AS A GUARANTEE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN THE GOVERNMENT OBLIGATIONS MONEY MARKET FUND AND MONEY MARKET FUND ARE NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE GOVERNMENT OBLIGATIONS MONEY MARKET FUND AND THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. PLEASE READ THE FUND'S PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MSCI WORLD INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Canada                        2.9%
France                        3.8%
Germany                       4.9%
Italy                         2.9%
Japan                         8.7%
Spain                         2.7%
Sweden                        2.1%
Switzerland                   3.7%
United Kingdom                7.2%
United States                39.5%
Short-Term Investments       15.3%
Other                         6.3%

                                                 TOTAL RETURNS**
                          -------------------------------------------------------------
                                                                       AVERAGE ANNUAL
                             SIX MONTHS             ONE YEAR           SINCE INCEPTION
                          -----------------     -----------------     -----------------
                           WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                          SALES      SALES      SALES      SALES      SALES      SALES
                          CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
---------------------------------------------------------------------------------------
Class A Shares            -5.81%     -0.07%      9.73%     16.44%     12.83%     14.17%
---------------------------------------------------------------------------------------
Class B+ Shares           -4.83%     -0.52%     10.49%     15.49%     14.11%     15.13%
---------------------------------------------------------------------------------------
Class C Shares            -1.28%     -0.42%     14.60%     15.60%     13.33%     13.33%
---------------------------------------------------------------------------------------
MSCI World Index:
  Class A & C Shares       N/A        0.33%      N/A       15.76%      N/A       15.34%
  Class B Shares           N/A        0.33%      N/A       15.76%      N/A       14.39%
---------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
 + Class B shares have been offered since August 1, 1995.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index which includes securities listed on the stock exchanges of the U.S., Europe, Canada, Australia, New Zealand and the Far East and assumes dividends are reinvested net of withholding tax.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS
                                                         PERCENT OF
ISSUER                                       COUNTRY     NET ASSETS
----------------------------------------  -------------  ----------
Latin American Discovery Fund, Inc.       United States       1.3%
General Electric Co.                      United States       1.2%
Royal Dutch Petroleum, N.V.                Netherlands        0.9%
Novartis AG (Registered)                   Switzerland        0.9%
Coca-Cola Co.                             United States       0.8%

TOP FIVE SECTORS
                        VALUE     PERCENT OF
SECTOR                  (000)     NET ASSETS
--------------------  ---------  -------------
Consumer Goods        $  42,382        19.9%
Finance                  35,867        16.8%
Capital Equipment        29,493        13.8%
Services                 29,110        13.6%
Energy                   18,990         8.9%

The Global Equity Allocation Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the subadviser and with stock selection within each country designed to replicate a broad market index. As such, emphasis is placed upon country rather than stock selection. This approach reflects our investment philosophy that a diversified selection of securities representing exposure to each country that we find attractive is an effective way to maximize the return and reduce the risk associated with global investing.

For the six months ended December 31, 1997, the Fund generated a total return of -0.07 percent for the Class A shares at net asset value, as compared to a total return of 0.33 percent for the Morgan Stanley Capital International (MSCI) World Index.

The Asian crisis created a steady flow of negative surprises. The question now is whether the markets have correctly assessed its potential implications to economic growth and earnings downgrades in the face of large amounts of anecdotal evidence and a shortage of hard facts.

During the reporting period, the Japanese economy moved from a potentially robust recovery to the brink of recession, Europe's vision of a single currency went from a dream to a near-certainty, and what began as pressure on the Thai baht turned into an ever-widening Asian currency and asset-price debacle.

Although the United States continues to perform well and its economy seems to run along effortlessly, we remain cautious. We believe that the U.S. equity market is "priced for perfection." Economic growth is slackening, inflation is lower, and minimal pricing power should undermine earnings. The strong U.S. dollar certainly does not help the profit picture for U.S. multinationals. Current valuation levels demand double-digit earnings growth to look reasonable, and we are unconvinced of that likelihood.

Of the developed international regions, Europe has the most investment promise for 1998. Though valuations are high by historic measures, earnings expectations remain strong (though falling), and there is substantial potential for corporate restructuring and government deregulation. Much downsizing and balance sheet recovery has already taken place in the manufacturing and industrial sectors, but restructuring has just begun in the financial and service industries. With regard to

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

deregulation, European telecommunication markets officially opened to cross-border competition on January 1, and more is to follow. In countries such as Germany, France, and Italy, where domestic politics are too rigid or splintered to push through necessary pension and labor market reforms, many corporations are showing dynamism and entrepreneurship on their own.

One of the major themes for the European markets this year will be the run-up to the introduction of the euro in January 1999. By the close of 1998, short-term interest rates in countries participating in the single currency will have to be identical, as there will be one short rate for the whole new currency area. Our economists and currency strategists expect short rates to converge at around
4.00 percent by late 1998. This implies an easing of monetary conditions in the peripheral countries of Italy, Spain, Portugal, and Ireland (where rates are currently between 5 and 6 percent), and a tightening of short rates in Germany, France, Benelux, Austria, and Finland (where rates are currently 3.7 percent). This divergence of monetary policy, in combination with high German and French export exposure to Asia, should lead to a slight easing of growth in core European countries and an acceleration of growth in the periphery. We have recently increased our portfolio overweights to Italy and Spain and have moved back to neutral in France and Germany.

German orders for foreign manufactured goods were down 3 percent in November, consumer confidence remains anemic, and business confidence has recently turned down. A French slowdown in capital goods exports may be offset by strengthening domestic demand, but a slowdown in Germany is never good news for France. In addition, the recent insurance worker strikes remind us of France's high political and social risks. Meanwhile, Italian economic growth and business sentiment picked up nicely in the third quarter. Italy's economy, like that of Spain, is among the least exposed to Asia and is very interest rate sensitive. Sharply lower short-term rates, combined with the boost to sentiment from first-round entry into European Monetary Union, should bring strong relative growth to Italy and Spain in 1998.

The reporting period was a difficult period for Japan, and the outlook for 1998 is not very different. Restrictive Japanese fiscal policy in April brought the long-faltering recovery to a standstill and renewed pressure on Japanese banks. The banks, profligate lenders for years, have become extremely risk averse in the face of bankruptcies and tougher government regulations. Though tighter lending standards are necessary for the financial system in the long run, small- and medium-sized companies are facing a severe credit squeeze, and consumer and business confidence has plummeted. Export growth potential has been dampened by the fallout from Asia and U.S. trade pressures, while the government's anti-deficit stance implies no major fiscal stimulus or personal/ corporate tax relief.

The silver lining is that the strain of a tumbling stock market and a depreciating yen increases the odds for a more aggressive policy response. To be effective, policy will need to both stimulate the economy and reform the financial sector. Unfortunately, economic stimulus in recent years has emphasized deregulation and structural reform rather than direct pump-priming. Bank reform has focused on guaranteeing depositors and recapitalizing the banks. The Japanese government officials we met with in mid-December assured us that the old bank convoy system of "good banks" bailing out "bad banks" was over, but they had no RTC-type proposals to clear bank balance sheets and no plans to close down insolvent institutions.

We have moved to a neutral position in Japan from underweight relative to our benchmark. More importantly, valuations are relatively attractive. Japan currently sells at 1.6 times book value, the fourth-cheapest and in the first quartile of EAFE markets. On any kind of dividend discount model, Japanese equities look attractive compared to 10-year bonds, which yield about 1.5 percent. The price-to-sales ratio, at 0.6 percent, is the cheapest in the world.

As we write this letter, many Asian markets have recovered from their lows, but their currencies remain under pressure and the markets are fragile and illiquid. Companies that are bankrupt remain open due to a lack of bankruptcy laws and creditor rights. Meanwhile, healthy companies cannot get credit or cash to operate. Under these circumstances, it will take time for Asian growth to recover.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

Malaysia is an interesting example. While we concur with the Malaysian Central Bank's position that an austere International Monetary Fund type of program of high interest rates and severe fiscal belt-tightening would not necessarily stabilize the currency and may serve only to kill off the economy, we do not believe the Central Bank should be suppressing interest rates and printing money to keep banks and companies afloat. Unfortunately, as the crisis deepens, Malaysia and Singapore--countries that initially hoped to grow their way out of the price deflation--are now looking at negative-to-flat economic growth.

We remain very underweight in Asia-ex Japan. We have positions of 1 percent in Singapore, 0.4 percent in Malaysia and 1.5 percent in Australia. The Singapore dollar and Malaysian ringgit positions are completely hedged.

In sum, we are ringing in the new year with less mirth and good cheer than we would like. There is a chance that the U.S. market and economy will grind upward and pull the world along, but U.S. valuations leave little room for disappointment. Until we see more positive policy responses in Asia and some indication that the eye of the storm has passed, we remain cautious.

Barton M. Biggs                            Madhav Dhar
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

Francine J. Bovich                         Ann D. Thivierge
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

COMMON STOCKS (80.4%)
  AUSTRALIA (0.0%)
         718   Broken Hill Proprietary Ltd......................  $      7
         227   Coles Myer Ltd...................................         1
         334   Gio Australia Holdings Ltd.......................         1
         271   MIM Holdings Ltd.................................        --
      (a)755   Westfield Trust (New)............................         1
                                                                  --------
                                                                        10
                                                                  --------
  AUSTRIA (0.4%)
         200   Austria Mikro Systems International AG...........        10
      (a)700   Austrian Airlines Osterreichische Luftverkehrs
                 AG.............................................        15
    (a)2,100   Bank Austria AG..................................       106
    (a)1,864   Bank Austria AG..................................        92
         200   Bau Holdings AG..................................        13
         600   Boehler-Udderholm AG.............................        35
         100   BWT AG...........................................        16
       1,300   Flughafen Wein AG................................        52
         300   Generali AG......................................        79
      (a)200   Lenzing AG.......................................        12
         600   Mayr-Melnhof Karton AG...........................        32
      (a)300   Oesterreichische Brau-Beteiligungs AG............        15
       1,500   Oesterreichische Elektrizitaetswirtschafts, 'A'
                 AG.............................................       159
       1,100   OMV AG...........................................       152
         700   Radex-Heraklith Industriebet AG..................        24
         500   Steyr-Daimler-Puch AG............................        13
         600   VA Technologies AG...............................        91
         400   Wienerberger Baustoffindustrie AG................        77
                                                                  --------
                                                                       993
                                                                  --------
  CANADA (2.9%)
       4,000   Abitibi-Consolidated, Inc........................        56
       3,300   Agrium, Inc......................................        40
    (a)3,300   Air Canada.......................................        34
       4,800   Alcan Aluminum Ltd...............................       132
       1,500   Avenor, Inc......................................        21
       5,800   Bank of Montreal.................................       257
       5,300   Bank of Nova Scotia..............................       250
       9,300   Barrick Gold Corp................................       173
      13,800   BCE, Inc.........................................       460
       7,100   Bombardier, Inc., 'A'............................       146
       3,000   CAE, Inc.........................................        24
       1,300   Cameco Corp......................................        42
       9,100   Canadian Imperial Bank of Commerce...............       284
    (a)2,300   Canadian Natural Resources Ltd...................        49
       3,500   Canadian Occidental Petroleum Ltd................        79
       7,600   Canadian Pacific Ltd.............................       205
       2,000   Canadian Tire Corp., 'A'.........................        43
       1,800   Cominco Ltd......................................        28
    (a)1,600   Corel Corp.......................................         3
       1,300   Cott Corp........................................        11
       2,200   Dofasco, Inc.....................................        35
       3,600   Domtar, Inc......................................        25
    (a)3,500   Echo Bay Mines Ltd...............................         9
       1,000   George Weston Ltd................................        85
    (a)5,400   Gulf Canada Resources Ltd........................        38
       4,700   Imasco Ltd.......................................       166
       3,700   Imperial Oil Ltd.................................       238

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

       3,500   Inco Ltd.........................................  $     59
       1,300   IPL Energy, Inc..................................        60
       6,400   Laidlaw, Inc. 'B'................................        87
       1,500   Loewen Group, Inc................................        39
       3,500   MacMillan Bloedel Ltd............................        36
       1,600   Magna International, Inc., 'A'...................       100
    (a)3,900   Methanex Corp....................................        31
       1,800   Molson Companies Ltd., 'A'.......................        32
       2,500   Moore Corp. Ltd..................................        38
    (a)3,300   Newbridge Networks Corp..........................       116
       5,400   Noranda, Inc.....................................        93
       6,800   Norcen Energy Resources Ltd......................        78
       5,200   Northern Telecom Ltd.............................       463
      12,100   Nova Corp........................................       115
       6,500   Petro............................................       118
       4,700   Placer Dome, Inc.................................        59
       1,200   Potash Corp. of Saskatchewan, Inc................       100
       2,900   Power Corp. of Canada............................       104
    (a)2,900   Provigo, Inc.....................................        18
       3,000   Ranger Oil Ltd...................................        20
    (a)2,900   Renaissance Energy Ltd...........................        60
    (a)4,100   Repap Enterprises, Inc...........................         1
    (a)3,900   Rogers Communication, Inc., 'B'..................        19
       6,900   Royal Bank of Canada.............................       365
       1,800   Suncor, Inc......................................        62
    (a)2,900   Talisman Energy, Inc.............................        89
       1,900   Teck Corp., 'B'..................................        29
       2,300   TELUS Corp.......................................        51
       7,800   The Seagram Co., Ltd.............................       252
      12,800   Thomson Corp.....................................       351
       5,300   Transcanada Pipelines Ltd........................       118
       2,700   Westcoast Energy, Inc............................        62
                                                                  --------
                                                                     6,158
                                                                  --------
  FRANCE (3.8%)
         693   Accor S.A........................................       129
       2,650   Alcatel Alsthom..................................       337
       5,564   AXA S.A..........................................       431
       3,700   Banque Nationale de Paris RFD....................       197
       1,877   Banque Paribas...................................       163
       1,200   BIC..............................................        88
         478   Bouygues.........................................        54
         582   Canal Plus.......................................       108
         660   Carrefour S.A....................................       344
       1,600   Casino Guichard Perrachon........................        89
         500   Cie Bancaire S.A.................................        81
       1,510   Cie de Saint-Gobain..............................       215
       2,209   Cie Generale des Eaux............................       308
       4,550   Elf Aquitaine....................................       529
         550   Eridania Beghin-Say S.A..........................        86
         200   Essilor International............................        60
      18,700   France Telecom S.A...............................       678
       1,368   Groupe Danone RFD................................       244
       1,289   Havas S.A........................................        93
         300   Imetal, S.A......................................        37
       1,757   L'Air Liquide....................................       275
       1,192   L'Oreal..........................................       466
       1,643   Lafarge Coppee S.A...............................       108
       1,900   Lagardere S.C.A..................................        63

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  FRANCE (CONT.)
         535   Legrand S.A......................................  $    107
       1,505   LVMH Moet Hennessy Louis Vuitton.................       250
       2,177   Lyonnaise des Eaux S.A...........................       241
       2,123   Michelin (C.G.D.E.) 'B'..........................       107
         150   Pathe S.A........................................        29
       1,175   Pernod-Ricard....................................        69
         380   Pinault S.A......................................       203
         340   Promodes.........................................       141
         905   PSA Peugeot Citroen S.A..........................       114
       5,902   Rhone-Poulenc S.A. 'A'...........................       264
          85   Sagem............................................        38
       1,936   Sanofi S.A.......................................       216
       2,297   Schneider S.A....................................       125
         409   Simco S.A........................................        27
          65   Societe Eurafrance S.A...........................        26
       1,738   Societe Generale.................................       237
         125   Sodexho S.A......................................        67
       (a)13   Sodexho S.A. (New)...............................         7
       2,108   Thomson CSF S.A..................................        66
       4,205   Total S.A. 'B'...................................       458
       4,390   Usinor Sacilor...................................        63
       1,150   Valeo S.A........................................        78
                                                                  --------
                                                                     8,116
                                                                  --------
  GERMANY (4.7%)
         900   adidas AG........................................       119
      (a)850   Agiv AG..........................................        17
       4,500   Allianz AG.......................................     1,161
         500   AMB Aachener & Muenchener
                 Beteiligungs AG................................        55
      10,700   BASF AG..........................................       382
      13,600   Bayer AG.........................................       505
       4,550   Bayerische Hypotheken Bank AG....................       221
       4,750   Bayerische Vereinsbank AG........................       306
       1,600   Beiersdorf AG....................................        68
         900   Bilfinger & Berger Bau AG........................        28
      (a)150   Brau und Brunnen AG..............................        15
         550   CKAG Colonia Konzern AG..........................        53
       1,750   Continental AG...................................        39
       9,200   Daimler-Benz AG..................................       649
       2,000   Degussa AG.......................................       100
       9,200   Deutsche Bank AG.................................       643
      38,770   Deutsche Telekom AG..............................       718
       8,050   Dresdner Bank AG.................................       366
         935   Heidelberger Zement AG...........................        66
       1,650   Hochtief AG......................................        68
         200   Karstadt AG......................................        69
    (a)1,150   Kloeckner-Humboldt-Deutz AG......................         9
         200   Linde AG.........................................       121
       6,950   Lufthansa AG.....................................       131
         250   MAN AG...........................................        72
         650   Mannesmann AG....................................       326
       2,923   Merck KGAA.......................................        98
       4,464   METRO AG.........................................       158
       1,530   Muenchener Rueckversicherungs (Registered).......       582
         300   Preussag AG......................................        92
       6,100   RWE AG...........................................       327
       1,110   SAP AG...........................................       337

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

       1,350   Schering AG......................................  $    130
      10,300   Siemens AG.......................................       621
       (a)50   Starbag AG.......................................         4
         750   Thyssen AG.......................................       160
       9,050   VEBA AG..........................................       616
         678   Viag AG..........................................       371
         550   Volkswagen AG....................................       307
                                                                  --------
                                                                    10,110
                                                                  --------
  ITALY (2.9%)
      25,422   Assicurazioni Generali S.p.A.....................       624
      40,300   Banca Commerciale Italiana.......................       140
      15,900   Banco Ambrosiano Veneto..........................        61
       5,160   Benetton Group S.p.A.............................        84
       4,700   Cartiere Burgo S.p.A.............................        28
      68,500   Credito Italiano S.p.A...........................       211
      19,000   Edison S.p.A.....................................       115
     220,000   Ente Nazionale Idrocarburi S.p.A.................     1,247
       4,500   Falck............................................        21
      92,930   Fiat S.p.A.......................................       270
      20,570   Fiat S.p.A. Di Risp NCS..........................        34
      11,000   Impreglio S.p.A..................................         8
      24,100   Istituto Bancario San Paolo di Torina S.p.A......       230
      17,700   Istituto Mobiliare Italiano S.p.A................       210
     116,020   Istituto Nazionale delle Assicurazioni (INA).....       235
       6,800   Italcementi S.p.A................................        47
       4,650   Italcementi S.p.A. NCS...........................        14
      19,400   Italgas..........................................        80
    (a)6,478   La Rinascente S.p.A..............................        48
      14,000   Magneti Marelli S.p.A............................        24
      33,500   Mediaset S.p.A...................................       165
      14,050   Mediobanca S.p.A.................................       110
      83,108   Montedison S.p.A.................................        75
      28,900   Montedison S.p.A. Di Risp NCS....................        19
   (a)96,880   Olivetti Group...................................        59
      44,640   Parmalat Finanziaria S.p.A.......................        64
      45,000   Pirelli S.p.A....................................       120
       9,269   R.A.S............................................        91
         462   R.A.S. Di Risp...................................         3
       4,100   S.A.I............................................        46
       5,000   Sasib S.p.A......................................        15
       8,500   Sirti S.p.A......................................        52
      21,000   Snia BPD S.p.A...................................        22
      42,500   Telecom Italia Mobile Di Risp S.p.A..............       121
     182,800   Telecom Italia Mobile S.p.A......................       844
      24,884   Telecom Italia Mobile S.p.A......................       110
      95,666   Telecom Italia S.p.A.............................       611
                                                                  --------
                                                                     6,258
                                                                  --------
  JAPAN (8.7%)
       1,500   Advantest Corp...................................        85
      19,800   Ajinomoto Co., Inc...............................       193
   (a)11,800   Aoki Corp........................................         4
       1,600   Aoyama Trading Co., Ltd..........................        29
         500   Asahi Bank Ltd...................................         2
      11,800   Asahi Breweries Ltd..............................       172
      35,400   Asahi Chemical Industry Co., Ltd.................       120
      33,600   Asahi Glass Co...................................       160
      35,000   Bank of Tokyo-Mitsubishi.........................       483

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  JAPAN (CONT.)
         500   Bank of Yokohama.................................  $      1
      11,800   Bridgestone Corp.................................       256
      14,800   Canon, Inc.......................................       345
       7,000   Casio Computer Co., Ltd..........................        50
       3,800   Chiba Bank Ltd...................................        12
      11,800   Chugai Pharmaceutical Ltd........................        61
      13,800   Dai Nippon Printing Co., Ltd.....................       259
      12,800   Daiei, Inc.......................................        53
      11,800   Daikin Industries Ltd............................        44
      11,800   Daiwa House Industry.............................        62
          69   East Japan Railway Co............................       311
       7,800   Ebara Corp.......................................        82
       5,100   Fanuc Co.........................................       193
       7,000   Fuji Photo Film Co...............................       268
      30,600   Fujitsu Ltd......................................       328
       8,800   Furukawa Electric................................        38
      15,800   Hankyu Corp......................................        74
      11,800   Hazama-Gumi......................................         6
      59,000   Hitachi Ltd......................................       421
      15,000   Honda Motor Co...................................       551
         400   Industrial Bank of Japan.........................         3
       7,000   Ito-Yokado Co., Ltd..............................       357
      36,000   Japan Airlines Co................................        98
      29,600   Japan Energy Corp................................        28
         800   Joyo Bank........................................         3
       5,800   Jusco Co.........................................        82
      23,600   Kajima Corp......................................        60
      15,700   Kansai Electric Power Co.........................       266
      20,800   KAO Corp.........................................       300
      18,600   Kawasaki Steel Corp..............................        25
      28,600   Kinki Nippon Railway.............................       153
      23,600   Kirin Brewery Co., Ltd...........................       172
      23,600   Komatsu Ltd......................................       118
      35,400   Kubota Corp......................................        93
      23,600   Kumagai Gumi Co., Ltd............................        13
       3,600   Kyocera Corp.....................................       163
      11,800   Kyowa Hakko Kogyo................................        51
      31,000   Long-Term Credit Bank of Japan Ltd...............        50
      35,200   Marubeni Corp....................................        62
       2,800   Marui Co.........................................        44
      35,400   Matsushita Electric Industrial Ltd...............       518
      35,400   Mitsubishi Chemical Corp.........................        51
      33,000   Mitsubishi Corp..................................       260
      41,400   Mitsubishi Electric Corp.........................       106
      64,000   Mitsubishi Heavy Industries Ltd..................       267
      23,600   Mitsubishi Materials Corp........................        38
      10,000   Mitsubishi Trust and Banking Corp................       100
      35,200   Mitsui & Co......................................       208
   (a)23,600   Mitsui Engineering & Shipbuilding Co., Ltd.......        15
         400   Mitsui Trust & Banking Corp......................         1
      12,800   Mitsukoshi.......................................        34
       4,000   Murata Manufacturing Co., Inc....................       101
       7,800   Mycal Corp.......................................        65
      20,600   NEC Corp.........................................       219
      11,800   NGK Insulators Ltd...............................       105
      14,600   Nippon Denko Co., Ltd............................       263
       9,000   Nippon Express Co., Ltd..........................        45

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

      11,800   Nippon Fire & Marine Insurance Co................  $     44
      11,800   Nippon Light Metal Co............................        17
      11,800   Nippon Meat Packers, Inc.........................       161
      33,600   Nippon Oil Co....................................        87
     131,000   Nippon Steel Corp................................       194
         177   Nippon Telegraph & Telephone ADR.................     1,519
      35,400   Nippon Yusen Kabushiki Kaisha....................        97
      44,400   Nissan Motor Co., Ltd............................       184
      69,000   NKK Corp.........................................        55
      13,800   Odakyu Electric Railway Co.......................        60
      23,600   OJI Paper Co., Ltd...............................        94
      52,200   Osaka Gas Co.....................................       119
      11,800   Penta-Ocean Construction.........................        16
       3,000   Pioneer Electronic Corp..........................        46
       1,000   Rohm Co..........................................       102
      25,200   Sakura Bank Ltd..................................        72
       8,800   Sankyo Co., Ltd..................................       199
      42,000   Sanwa Bank, Ltd..................................       425
      35,400   Sanyo Electric Co., Ltd..........................        92
       2,800   Secom Co.........................................       179
       2,300   Sega Enterprises Ltd.............................        42
      11,800   Sekisui House Ltd................................        76
      23,600   Sharp Corp.......................................       162
       3,000   Shimano, Inc.....................................        55
       5,000   Shin-Etsu Chemical Co............................        95
      16,800   Shinizu Corp.....................................        39
       5,000   Shiseido Co., Ltd................................        68
         800   Shizuoka Bank....................................         9
      23,600   Showa Denko K.K..................................        21
       5,500   Sony Corp........................................       489
      47,200   Sumitomo Chemical Co.............................       108
      23,400   Sumitomo Corp....................................       131
      15,800   Sumitomo Electric Industries.....................       216
       5,000   Sumitomo Forestry................................        24
      42,400   Sumitomo Metal Industries........................        54
      11,000   Sumitomo Metal Mining Co.........................        36
      11,800   Sumitomo Osaka Cement Co., Ltd...................        15
      23,600   Taisei Corp., Ltd................................        39
    (a)7,000   Taisho Pharmaceutical Co.........................       179
      14,800   Takeda Chemical Industries.......................       422
      23,600   Teijin Ltd.......................................        49
      15,800   Tobu Railway Co..................................        49
       8,500   Tohoku Electric Power............................       129
         600   Tokai Bank.......................................         3
      35,400   Tokio Marine & Fire Insurance Co.................       402
      21,900   Tokyo Electric Power Co..........................       399
       2,000   Tokyo Electron Ltd...............................        64
      47,200   Tokyo Gas Co.....................................       107
      19,800   Tokyu Corp.......................................        76
      15,800   Toppan Printing Co., Ltd.........................       206
      35,500   Toray Industries, Inc............................       159
      11,800   Toto Ltd.........................................        75
      23,600   Toyobo Ltd.......................................        29
      51,200   Toyota Motor Corp................................     1,468
      23,600   Ube Industries Ltd...............................        30
         300   Yamaichi Securities..............................        --
                                                                  --------
                                                                    18,487
                                                                  --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  NETHERLANDS (1.9%)
      11,845   ABN-Amro Holding N.V.............................  $    231
         700   Akzo Nobel N.V...................................       121
       5,800   Elsevier N.V.....................................        94
         350   Heineken N.V.....................................        61
       7,195   ING Groep N.V....................................       303
          68   ING Groep N.V. ADR...............................         3
         823   KLM Royal Dutch Airlines N.V.....................        30
       3,866   Koninklijke Ahold N.V............................       101
         287   Koninklijke Hoogovens............................        12
         900   Koninklijke KNP BT...............................        21
       9,587   Koninklijke PTT Nederland N.V....................       400
         200   Nedlloyd Groep N.V...............................         4
       2,900   Phillips Electronics N.V.........................       174
      18,800   Royal Dutch Petroleum N.V........................     1,032
      18,300   Royal Dutch Petroleum N.V. - New York Shares.....       992
         296   Stork N.V........................................        10
       5,600   Unilever N.V.....................................       345
         646   Wolters Kluwer N.V...............................        83
                                                                  --------
                                                                     4,017
                                                                  --------
  NORWAY (0.5%)
       2,200   AKER S.A. 'A'....................................        40
       1,900   Bergesen dy ASA, 'A'.............................        45
         800   Bergesen dy ASA, 'B'.............................        19
      18,600   Christiania Bank OG Kreditkasse..................        75
       1,000   Dyno Industrier ASA..............................        19
       1,800   Elkem ASA........................................        24
       3,300   Hafslund ASA 'B'.................................        16
         700   Helikopter Services Group ASA....................         8
       1,400   Kvaerner ASA.....................................        71
       1,100   Leif Hoegh & Co., ASA............................        22
    (a)4,500   NCL Holdings ASA.................................        16
       7,800   Norsk Hydro ASA..................................       380
       1,000   Norske Skogindustrier AGA........................        29
       1,600   Orkla ASA........................................       137
    (a)1,100   Petroleum Geo-Services ASA.......................        69
    (a)9,600   Storebrand ASA...................................        68
         700   Unitor ASA.......................................         9
                                                                  --------
                                                                     1,047
                                                                  --------
  PORTUGAL (1.1%)
      10,500   Banco Comercial Portugues, S.A. (Registered).....       215
       5,500   Banco Espirito Santo e Comercial de Lisboa,
                 S.A............................................       164
       4,000   Banco Totta & Acores 'B' (Registered)............        78
       5,300   BPI-SGPS S.A.....................................       129
         500   Cia de Seguros Tranquilidade (Registered)........        12
       5,600   Cimpor-Cimentos de Portugal, SGPS, S.A...........       147
         300   CIN, S.A.........................................        19
       1,300   Corticeira Amorim, S.A...........................        15
      24,500   EDP-Eletricidade de Portugal, S.A................       464
         400   Engil-SGPS.......................................         4
       1,100   INAPA Investimentos Participacoes e Gestao,
                 S.A............................................        13
       7,600   Jeronimo Martins, SGPS, S.A......................       241
       6,000   Portucel Industrial-Empresa Produtora de
                 Celulose, S.A..................................        37
      12,600   Portugal Telecom S.A.............................       585


                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

      (a)800   Sociedade de Construcoes Soares da Costa, S.A....  $      5
       2,800   Sonae Investimentos-Sociedade Gestora de
                 Participacoes Sociais, S.A.....................       113
         800   UNICER-Uniao Cervejeira, S.A.....................        11
                                                                  --------
                                                                     2,252
                                                                  --------
  SPAIN (2.7%)
         340   Acerinox S.A.....................................        50
      (a)264   ACS S.A..........................................         6
       (a)20   Aguas de Barcelona...............................        --
       4,800   Argentaria S.A...................................       292
       8,211   Autopistas Concesionaria Espanola S.A............       110
      24,000   Banco Bilbao Vizcaya, S.A. (Registered)..........       777
      12,200   Banco Central Hispanoamericano S.A...............       297
      21,900   Banco Santander S.A..............................       732
         400   Corporacion Financiera Alba S.A..................        42
       1,698   Corporacion Mapfre S.A...........................        45
       1,550   Dragados y Construcciones S.A....................        33
       1,300   Ebro Agricolas, Compania de Alimentacion S.A.....        23
         550   Empresa Nacional de Cellulosas S.A...............         7
      40,000   Endesa S.A.......................................       710
         317   Energia y Industrias Aragonesas..................         2
    (a)4,700   Ercros S.A.......................................         5
       1,600   Fomento de Construcciones y Contratas S.A........        61
       5,200   Gas Natural SDG 'E'..............................       270
       1,635   General de Aguas De Barcelona S.A................        67
      35,300   Iberdrola S.A....................................       465
         656   Inmobiliaria Metropolitana Vasco Central S.A.....        30
         200   Portland Vaderrivas S.A..........................        18
      11,600   Repsol S.A.......................................       495
       1,000   Tabacalera S.A. 'A'..............................        81
      34,600   Telefonica de Espana.............................       988
       8,100   Union Electrica Fenosa S.A.......................        78
       2,400   Uralita S.A......................................        27
       1,376   Vallehermoso S.A.................................        42
         650   Viscofan Industria Navarra de Envolturas
                 Celulosicas S.A................................        16
         348   Zardoya-Otis S.A.................................        41
                                                                  --------
                                                                     5,810
                                                                  --------
  SWEDEN (2.1%)
      21,100   ABB AB 'A'.......................................       250
    (a)3,500   ABB AB 'B'.......................................        41
       5,900   AGA AB 'B'.......................................        78
   (a)40,166   Astra AB 'A'.....................................       696
       9,100   Astra AB 'B'.....................................       153
       4,650   Atlas Copco AB 'A'...............................       139
       2,500   Electrolux AB 'B'................................       173
       1,200   Esselte AB 'B'...................................        24
      (a)850   Granges AB.......................................        13
       1,100   Hennes & Mauritz AB 'A'..........................        49
       5,000   Hennes & Mauritz AB 'B'..........................       220
       5,700   SCA AB 'B'.......................................       128
       2,600   Securitas AB 'B'.................................        79
       3,200   Skandia Group Forsakrings AB.....................       151
      16,600   Skandinaviska Enskilda Banken 'A'................       210
       3,800   Skanska AB 'B'...................................       156
       2,400   SKF AB 'B'.......................................        51
      10,050   Stora Kopparbergs Bergslags Aktiebolag...........       127

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  SWEDEN (CONT.)
       6,800   Svenska Handelsbanken 'A'........................  $    235
      17,200   Swedish Match AB.................................        57
      27,600   Telefonaktiebolaget LM Ericsson..................     1,038
       4,600   Trelleborg AB 'B'................................        58
      11,300   Volvo AB 'B'.....................................       303
                                                                  --------
                                                                     4,429
                                                                  --------
  SWITZERLAND (3.7%)
         165   ABB AG (Bearer)..................................       207
         320   Adia S.A. (Bearer)...............................        93
         100   Alusuisse-Lonza Holding AG (Registered)..........        96
       3,850   CS Holding AG (Registered).......................       596
          15   Georg Fischer AG (Bearer)........................        21
         115   Holderbank Financiere Glarus AG 'B' (Bearer).....        94
         105   Merkur Holding AG (Registered)...................        22
         685   Nestle S.A. (Registered).........................     1,027
       1,130   Novartis AG (Registered).........................     1,834
          29   Roche Holding AG (Bearer)........................       447
         121   Roche Holding AG-Genusshein......................     1,202
         260   Schweizerische Rueckversicherungs-Gesellchaft
                 (Registered)...................................       486
          85   SMH AG (Bearer)..................................        47
          35   Societe Generale de Surveillance Holding S.A.
                 (Bearer).......................................        67
          70   Sulzer AG (Registered)...........................        44
       1,330   Swiss Bank Corp. (Registered)....................       413
          65   SwissAir AG (Registered).........................        89
         355   Union Bank of Switzerland (Bearer)...............       513
         400   Union Bank of Switzerland (Registered)...........       115
         835   Zuerich Versicherungs-Gesellschaft (Registered)..       398
                                                                  --------
                                                                     7,811
                                                                  --------
  UNITED KINGDOM (7.2%)
      18,200   Abbey National plc...............................       326
      11,665   Argyll Group plc.................................        66
       9,100   Arjo Wiggins Appleton plc........................        24
       6,500   Associated British Foods plc.....................        57
      22,589   Barclays plc.....................................       601
      14,300   Bass plc.........................................       222
      40,266   B.A.T Industries plc.............................       367
      50,470   BG plc...........................................       227
       9,127   BICC plc.........................................        26
      16,856   Blue Circle Industries plc.......................        95
       9,055   BOC Group plc....................................       149
      14,300   Boots Co. plc....................................       206
       9,100   BPB Industries plc...............................        51
       6,468   British Aerospace plc............................       184
      15,628   British Airways plc..............................       144
      76,115   British Petroleum Co. plc........................     1,001
      20,800   British Sky Broadcasting Group plc...............       156
      26,000   British Steel plc................................        56
      75,400   British Telecommunications plc...................       593
      54,606   BTR plc..........................................       165
       3,856   Burmah Castrol plc...............................        67
      32,462   Cable & Wireless plc.............................       285
      14,335   Cadbury Schweppes plc............................       145
       9,360   Caradon plc......................................        27
   (a)57,200   Centrica plc.....................................        84

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

      11,671   Coats Viyella plc................................  $     17
       9,056   Commercial Union plc.............................       126
       6,500   Courtaulds plc...................................        32
       1,272   De La Rue plc....................................         8
   (a)11,730   EMI Group plc....................................        98
      37,700   General Electric plc.............................       244
       7,767   GKN plc..........................................       159
      41,600   Glaxo Wellcome plc...............................       984
       9,090   Granada Group plc................................       139
      15,600   Great Universal Stores plc.......................       197
      10,369   Guardian Royal Exchange plc......................        56
      57,172   Guinness plc.....................................       526
      28,570   HSBC Holdings plc................................       705
       7,768   Hanson plc.......................................        35
      16,900   Harrisons & Crosfield plc........................        39
      11,700   Imperial Chemical Industries plc.................       183
      15,613   Ladbroke Group plc...............................        68
      10,400   Land Securities plc..............................       166
      10,400   Lasmo plc........................................        47
      15,600   Legal & General Group plc........................       136
      71,500   Lloyds TSB Group plc.............................       925
      10,418   Lonrho plc.......................................        16
      45,500   Marks & Spencer plc..............................       448
       7,800   MEPC plc.........................................        65
      18,200   National Power plc...............................       180
       9,098   North West Water plc.............................       117
      10,757   Peninsular & Oriental Steam Navigation Co........       122
      19,478   Pilkington plc...................................        41
      26,009   Prudential Corp. plc.............................       314
      11,700   Rank Group plc...................................        65
       7,751   Redland plc......................................        44
      18,200   Reed International plc...........................       182
      22,100   Reuters Holdings plc.............................       242
       7,800   Rexam plc........................................        38
       3,900   RMC Group plc....................................        54
      18,212   Royal & Sun Alliance Insurance Group plc.........       183
       6,454   Royal Bank of Scotland plc.......................        82
      15,760   RTZ Corp. plc (Registered).......................       194
      20,772   Sainsbury (J) plc................................       174
       2,600   Schroders plc....................................        82
      12,993   Scottish Power plc...............................       115
      26,000   Sears plc........................................        23
       8,051   Sedgwick Group plc...............................        19
       6,500   Slough Estates plc...............................        37
      64,896   SmithKline Beecham plc...........................       664
       6,476   Southern Electric plc............................        54
      18,185   Tarmac plc.......................................        34
      10,354   Taylor Woodrow plc...............................        30
      24,742   Tesco plc........................................       201
       9,144   Thames Water plc.................................       136
    (a)5,571   Thorn plc........................................        14
       6,500   Thorn EMI plc 'B'................................         2
       6,466   TI Group plc.....................................        49
      36,400   Unilever plc.....................................       312
      42,892   Vodafone Group plc...............................       309
      11,700   Zeneca Group plc.................................       411
                                                                  --------
                                                                    15,267
                                                                  --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (37.8%)
       5,200   Abbott Laboratories..............................  $    341
      (a)900   AccuStaff, Inc...................................        21
       3,000   Adobe Systems, Inc...............................       124
      (a)700   Advanced Fibre Communications, Inc...............        20
         900   AGCO Corp........................................        26
         900   A.H. Belo Corp., 'A'.............................        51
         800   Air Express International Corp...................        24
         900   Air Products & Chemicals, Inc....................        74
         500   Airborne Freight Corp............................        31
         600   Albank Financial Corp............................        31
       3,300   Albertson's, Inc.................................       156
       1,100   Allegheny Teledyne, Inc..........................        28
      (a)600   Allen Telecom, Inc...............................        11
       1,500   Allergan, Inc....................................        50
    (a)1,200   Allied Waste Industries, Inc.....................        28
       5,100   Allstate Corp....................................       463
       3,900   Alltel Corp......................................       160
         900   Aluminum Co. of America..........................        63
       1,000   Alza Corp., 'A'..................................        32
         900   AMBAC Finacial Group, Inc........................        41
         700   American Bankers Insurance Group, Inc............        32
       5,600   American Express Co..............................       500
       1,000   American General Corp............................        54
       8,200   American Greeting Corp., 'A'.....................       321
       8,600   American Home Products Corp......................       658
       5,500   American International Group, Inc................       598
      (a)700   American Power Conversion Corp...................        16
       1,000   American Stores Co...............................        20
      15,400   American Telephone & Telegraph Co................       943
       4,600   Ameritech Corp...................................       370
       5,000   Amoco Corp.......................................       426
       2,700   AMP, Inc.........................................       113
      (a)600   AMR Corp.........................................        77
      (a)600   Amresco, Inc.....................................        18
    (a)1,200   Andrew Corp......................................        29
       6,700   Anheuser-Busch Cos., Inc., 'A'...................       295
    (a)1,100   Apple Computer, Inc..............................        14
    (a)9,900   Applied Material, Inc............................       298
         600   Aptar Group, Inc.................................        33
       1,900   Armstrong World Industries, Inc., 'B'............       142
         800   Arvin Industries, Inc............................        27
       2,200   Asarco, Inc......................................        49
       4,000   Ashland, Inc.....................................       215
         600   Associated Banc-Corp.............................        33
         800   Astoria Financial Corp...........................        45
       1,500   Atlantic Richfield Co............................       120
    (a)1,300   Atmel Corp.......................................        24
       2,900   Automatic Data Processing, Inc...................       178
       1,100   Avnet, Inc.......................................        73
         800   AVX Corp.........................................        15
       2,200   Baker Hughes, Inc................................        96
       1,600   Baldor Electric Co...............................        35
       1,000   Ballard Medical Products.........................        24
       5,200   Banc One Corp....................................       282
       5,300   Bank of New York Co., Inc........................       306
       9,100   BankAmerica Corp.................................       664
       3,200   BankBoston Corp..................................       301
       1,000   Bankers Trust New York Corp......................       112

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

    (a)1,300   Barnes & Noble, Inc..............................  $     43
       2,900   Bausch & Lomb, Inc...............................       115
       3,600   Baxter International, Inc........................       182
       9,600   Becton & Dickinson & Co..........................       480
         700   Belden, Inc......................................        25
       6,900   Bell Atlantic Corp...............................       628
       9,500   BellSouth Corp...................................       535
         600   Beneficial Corp..................................        50
         600   Bergen Brunswig Corp., 'A'.......................        25
         600   Betz Laboratories, Inc...........................        37
    (a)2,900   Beverly Enterprises, Inc.........................        38
       3,600   BFGoodrich Co....................................       149
      (a)900   Biogen, Inc......................................        33
       1,200   Biomet, Inc......................................        31
       2,900   Birmingham Steel Corp............................        46
    (a)1,300   BISYS Group, Inc.................................        43
      (a)700   Black Box Corp...................................        25
       1,200   BMC Industries, Inc..............................        19
       1,900   Bob Evans Farms, Inc.............................        42
       4,900   Boeing Co........................................       240
         800   Boise Cascade Corp...............................        24
      (a)600   Borders Group, Inc...............................        19
         600   Bowater, Inc.....................................        27
       3,400   Briggs & Stratton Corp...........................       165
      10,500   Bristol-Myers Squibb Co..........................       993
       2,600   Brown-Forman Corp., 'B'..........................       144
       2,600   Browning-Ferris Industries, Inc..................        96
       2,400   Burlington Northern Railroad Co..................       223
       1,367   Burlington Resources, Inc........................        61
      (a)900   California Energy Company, Inc...................        26
       1,100   Callaway Golf Co.................................        31
      (a)800   Cambridge Tech Partner, Inc......................        33
         500   Camco International, Inc.........................        32
       2,900   Campbell Soup Co.................................       169
         500   Capital RE Corp..................................        31
      (a)400   Catalina Marketing Corp..........................        18
       6,100   Caterpillar, Inc.................................       296
       1,190   CBS, Inc.........................................        35
      (a)700   Centocor, Inc....................................        23
       3,100   Central & South West Corp........................        84
         700   Central Louisiana Electric Co....................        23
         400   Central Newspapers, Inc., 'A'....................        30
         700   Centura Banks, Inc...............................        48
         700   Century Telephone Enterprises, Inc...............        35
      (a)500   Chancellor Media Corp., 'A'......................        37
         655   Charter One Financial Inc........................        41
       5,800   Chase Manhattan Corp.............................       635
       8,500   Chevron Corp.....................................       654
         625   Chittenden Corp..................................        22
    (a)1,500   Choice Hotels International, Inc.................        24
       9,600   Chrysler Corp....................................       338
       1,800   Chubb Corp.......................................       136
       1,900   CIGNA Corp.......................................       329
       4,000   Cincinatti Milacron, Inc.........................       104
         900   CIPSCO, Inc......................................        40
    (a)1,500   Circus Circus Enterprises, Inc...................        31
    (a)3,900   Cisco Systems, Inc...............................       217
       5,400   Citicorp.........................................       683
         700   CKE Restaurants, Inc.............................        29

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)
       1,900   Clayton Homes, Inc...............................  $     34
       1,900   Clorox Co........................................       150
         500   CMAC Investment Corp.............................        30
         600   CNF Transportation, Inc..........................        23
      (a)500   Coast Savings Financial, Inc.....................        34
       1,500   Coastal Corp.....................................        93
      25,700   Coca-Cola Co.....................................     1,712
         900   Colgate Palmolive Co.............................        66
      15,300   Columbia HCA/Healthcare Corp.....................       453
         700   Comdisco, Inc....................................        23
       3,800   Comerica, Inc....................................       343
       1,000   Commercial Metals Co.............................        32
    (a)2,200   Commnet Cellular, Inc............................        78
       8,700   Compaq Computer Corp.............................       491
         700   Compass Bancshares, Inc..........................        31
      (a)900   CompUSA, Inc.....................................        28
       6,600   Computer Associates International, Inc...........       349
    (a)1,100   Computer Management Sciences.....................        21
       1,700   Conagra, Inc.....................................        56
      (a)900   Concord EFS, Inc.................................        22
       1,800   Conseco, Inc.....................................        82
       3,700   Consolidated Edison Co. of New York, Inc.........       152
         600   Consolidated Papers, Inc.........................        32
      (a)900   Consolidated Stores Corp.........................        40
      (a)600   Continental Airlines, 'B'........................        29
      (a)500   Cooper Cameron Corp..............................        31
       2,200   Cooper Industries, Inc...........................       108
       2,000   Cooper Tire & Rubber Co..........................        49
       1,600   Coors (Adolph) 'B'...............................        53
       1,500   Corestates Financial Corp........................       120
    (a)1,100   Corporate Express, Inc...........................        14
       1,200   Countrywide Credit Industries, Inc...............        51
    (a)1,300   Covance, Inc.....................................        26
       3,600   CPC International, Inc...........................       389
       3,500   C.R. Bard, Inc...................................       110
       1,300   Crompton & Knowles Corp..........................        34
         100   Crown Cork & Seal, Inc...........................         5
       4,700   CSX Corp.........................................       254
         300   Cummins Engine...................................        18
       2,600   Cyprus Amaz Minerals Co..........................        40
      (a)700   Cytec Industries, Inc............................        33
         800   Dallas Semiconductor Corp........................        33
       1,000   Dana Corp........................................        47
         900   Danaher Corp.....................................        57
       6,200   Darden Restaurants, Inc..........................        78
       6,400   Dayton Hudson Corp...............................       432
         900   Dean Foods Co....................................        54
       6,800   Deere & Co.......................................       397
    (a)1,600   Dell Computer Corp...............................       134
       2,300   Delta Airlines Inc...............................       274
       5,100   Deluxe Corp......................................       176
         700   Deposit Guaranty Corp............................        40
       1,600   Dime Bancorp, Inc................................        48
         600   Dow Chemical Co..................................        61
    (a)1,000   Dress Barn, Inc..................................        28
       7,200   Dresser Industries, Inc..........................       302
         600   DTE Energy Co....................................        21
      13,400   Du Pont (EI) de Nemours Co.......................       805

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

      10,600   Dun & Bradstreet Corp............................  $    328
      (a)600   Dura Pharmaceuticals, Inc........................        28
       4,400   Eastern Entreprises..............................       198
       1,300   Eastman Chemical Co..............................        77
       4,200   Eastman Kodak Co.................................       255
         900   Echlin, Inc......................................        33
         800   Ecolab, Inc......................................        44
       1,900   EG&G, Inc........................................        40
      (a)800   Electronic Arts, Inc.............................        30
      (a)700   Electronics for Imaging, Inc.....................        12
       6,500   Eli Lilly & Co...................................       453
    (a)3,000   EMC Corp.........................................        82
       2,900   Emerson Electric Co..............................       164
       2,100   Enova Corp.......................................        57
       2,300   Enron Corp.......................................        96
      15,000   Entergy Corp.....................................       449
      (a)400   Etec Systems, Inc................................        19
       1,200   E.W. Blanch Holdings, Inc........................        41
      15,300   Exxon Corp.......................................       936
       8,900   Fannie Mae.......................................       508
       1,000   Family Dollar Stores, Inc........................        29
         600   Fastenal Co......................................        23
      (a)700   Federal Express Corp.............................        43
         900   Federal Signal Corp..............................        19
         800   FINOVA Group, Inc................................        40
         900   First American Corp., Tennessee..................        45
       3,500   First Chicago Corp...............................       292
         500   First Commerce Corp..............................        34
       1,050   First Commercial Corp............................        62
         700   First Hawaiian, Inc..............................        28
         900   First Midwest Bancorp, Inc.......................        39
       1,000   First Security Corp..............................        42
      10,200   First Union Corp. (N.C.).........................       523
       1,200   First Virginia Banks, Inc........................        62
         100   Firstenergy Corp.................................         3
         500   Firstmerit Corp..................................        14
      (a)900   FISERV, Inc......................................        44
       5,400   Fleet Financial Group, Inc.......................       405
       4,400   Fleming Cos., Inc................................        59
       2,800   Fluor Corp.......................................       105
      (a)500   FMC Corp.........................................        34
      16,100   Ford Motor Co....................................       784
      (a)800   Forest Laboratories, Inc. 'A'....................        39
         600   Fort James Corp..................................        23
       3,200   Fortune Brands, Inc..............................       119
      (a)900   Fred Meyer, Inc..................................        33
         700   Freddie Mac......................................        29
       4,700   Freeport McMoran Copper Corp., 'B'...............        74
    (a)1,200   Fruit of the Loom................................        31
       2,100   Gannett Co., Inc.................................       130
       2,100   Gap, Inc.........................................        74
         300   Gaylord Entertainment Co.........................        10
         400   General Dynamics Corp............................        35
      30,500   General Electric Co..............................     2,238
       1,600   General Mills, Inc...............................       115
       8,700   General Motors Corp..............................       527
         900   General RE Corp..................................       191
       1,500   General Signal Corp..............................        63
      (a)400   Genesis Health Ventures, Inc.....................        11

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)
         900   Genzyme Corp.....................................  $     25
       1,200   Giant Food, Inc. 'A'.............................        40
       1,400   Goodyear Tire & Rubber Co........................        89
       1,100   GPU, Inc.........................................        46
       3,800   Great Atlantic & Pacific Tea Co..................       113
       2,400   Great Lakes Chemical Corp........................       108
       8,400   Green Tree Financial Corp........................       220
      11,500   GTE Corp.........................................       601
      (a)500   GTECH Holdings Corp..............................        16
    (a)1,300   Gulfstream Aerospace Corp........................        38
       1,200   Halliburton Co...................................        62
       1,000   Hannaford Brothers Co............................        43
       1,700   Harleysville Group, Inc..........................        41
         600   Harman International Industries, Inc.............        25
         600   Harnischfeger Industries, Inc....................        21
    (a)1,200   Harrah's Entertainment, Inc......................        23
       7,200   Harris Corp......................................       330
       1,300   Harsco Corp......................................        56
         900   Harte-Hanks Communications, Inc..................        33
       4,700   Hartford Financial Services Group................       440
         100   HBO & Co.........................................         5
       5,500   Hercules, Inc....................................       275
         600   Herman Miller, Inc...............................        33
         800   Hershey Foods Corp...............................        50
      13,400   Hewlett-Packard Co...............................       838
       2,500   Hibernia Corp., 'A'..............................        47
       2,500   Hilton Hotels Corp...............................        74
       2,700   H.J. Heinz Co....................................       137
      10,600   Home Depot, Inc..................................       624
       1,400   Honeywell, Inc...................................        96
       2,300   Houston Industries, Inc..........................        61
         100   H&R Block, Inc...................................         4
         670   Huntington Bancshares, Inc.......................        24
         600   Illinois Central Corp............................        20
       1,000   IMCO Recycling, Inc..............................        16
       2,300   Imperial Credit Mortgage Holdings................        41
       2,200   Ingersoll-Rand Co................................        89
       1,200   INMC Mortgage Holdings, Inc......................        28
         700   Integrated Health Services, Inc..................        22
      17,300   Intel Corp.......................................     1,215
    (a)1,300   Interim Services, Inc............................        34
      11,300   International Business Machines Corp.............     1,182
       3,100   International Flavors & Fragrances, Inc..........       160
       1,200   International Game Technology....................        30
    (a)1,300   International Rectifier Corp.....................        15
       1,700   Interpublic Group of Cos., Inc...................        85
       1,000   Interstate Bakeries Corp.........................        37
       1,000   Invacare Corp....................................        22
    (a)2,000   Iomega Corp......................................        25
    (a)2,000   Ionics, Inc......................................        78
       5,500   ITT Industries, Inc..............................       173
      (a)600   Jacobs Engineering Group, Inc....................        15
       3,000   J.C. Penney Co., Inc.............................       181
         600   Jefferson-Pilot Corp.............................        47
       2,200   John H. Harland Co...............................        46
       1,500   Johns Manville Corp..............................        15
      13,900   Johnson & Johnson................................       916
       5,900   Johnson Controls, Inc............................       282

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

      (a)500   Jones Apparel Group, Inc.........................  $     22
       7,300   Jostens, Inc.....................................       168
       1,600   Kansas City Southern Industries, Inc.............        51
      (a)900   Kemet Corp.......................................        17
         700   Kennametal, Inc..................................        36
      (a)800   Kent Electronics Corp............................        20
         200   Kerr-McGee Corp..................................        13
       5,400   KeyCorp..........................................       382
         500   Keyspan Energy Corp..............................        18
       2,400   Kimball International, Inc., 'B'.................        44
       5,800   Kimberly-Clark Corp..............................       286
         800   King World Productions, Inc......................        46
      (a)900   KLA-Tencor Corp..................................        35
         800   KN Energy, Inc...................................        43
         500   Knight Ridder, Inc...............................        26
    (a)1,000   Komag, Inc.......................................        15
      (a)700   LCI International, Inc...........................        22
      (a)700   Lear Corp........................................        33
      (a)900   Lexmark International Group, Inc.................        34
       1,400   LG&E Energy Corp.................................        35
         750   Liberty Financial Cos., Inc......................        28
       2,500   Lincoln National Corp............................       195
      (a)700   Littlefuse, Inc..................................        17
       3,800   Lockheed Martin Corp.............................       374
       3,400   Loews Corp.......................................       361
       1,000   Long Island Lighting Co..........................        30
         800   Longs Drug Stores, Inc...........................        26
         800   Louisiana-Pacific Corp...........................        15
       4,600   Lowe's Cos., Inc.................................       219
         800   Lubrizol Corp....................................        30
       1,900   Lucent Technologies, Inc.........................       152
      (a)800   Mac Frugals Bargains Close-Outs, Inc.............        33
       1,000   Magna Group, Inc.................................        46
       1,200   M.A. Hanna Co....................................        30
       2,800   Mallinckrodt, Inc................................       106
       9,500   Manor Care, Inc..................................       333
      (a)200   Markel Corp......................................        31
         200   Marriott International, Inc......................        14
         800   Martin Marietta Corp.............................        29
       2,800   May Department Stores Co.........................       148
         900   Maytag Corp......................................        34
       3,000   MBIA, Inc........................................       200
       3,000   MBNA Corp........................................        82
       1,200   McClatchy Newspapers, Inc........................        33
       1,500   McCormick & Co., Inc.............................        42
      10,700   McDonald's Corp..................................       511
         500   McGraw-Hill Cos., Inc............................        37
       1,200   MCN Corp.........................................        48
       1,200   Medical Assurance, Inc...........................        35
       1,600   Medtronic, Inc...................................        84
       3,800   Mellon Bank Corp.................................       230
         500   Mercantile Stores Co., Inc.......................        30
      11,500   Merck & Co., Inc.................................     1,222
       1,800   Meredith Corp....................................        64
       2,366   Meritor Automotive, Inc..........................        50
       7,500   Merrill Lynch & Co., Inc.........................       547
      (a)800   Microchip Technology, Inc........................        24
   (a)10,900   Microsoft Corp...................................     1,409
       1,400   Millenium Chemicals, Inc.........................        33

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)
         900   Millipore Corp...................................  $     31
         500   Minerals Technologies, Inc.......................        23
       2,300   Minnesota Mining & Manufacturing Co..............       189
       9,700   Mobil Corp.......................................       700
       1,175   Molex, Inc.......................................        38
       2,700   Monsanto.........................................       113
       1,200   Montana Power Co.................................        38
       1,000   Morgan (J.P.) & Co., Inc.........................       113
       2,500   Morton International, Inc........................        86
       5,800   Motorola, Inc....................................       331
      (a)500   MSC Industrial Direct Co., Inc. 'A'..............        21
         800   Murphy Oil Corp..................................        43
       1,400   Mylan Laboratories, Inc..........................        29
    (a)1,500   Nabors Industries, Inc...........................        47
       1,800   Nalco Chemical Co................................        71
       1,300   National City Corp...............................        85
       1,400   National Commerce Bancorp........................        49
         700   National Fuel Gas Co.............................        34
         600   National Service Industries, Inc.................        30
       6,600   NationsBank Corp.................................       401
    (a)1,200   NCS HealthCare, Inc..............................        32
       1,900   New Century Energies, Inc........................        91
       1,000   New England Electric System......................        43
       1,000   New Jersey Resources Corp........................        40
       1,600   New York State Electric & Gas Corp...............        57
         500   New York Times Co., 'A'..........................        33
         600   Newell Co........................................        26
         200   Nicor, Inc.......................................         8
      (a)800   Nine West Group, Inc.............................        21
         500   Noble Affiliates, Inc............................        18
    (a)1,000   Noble Drilling Corp..............................        31
         600   Nordson Corp.....................................        28
         700   Norfolk Southern Corp............................        22
         900   Norrell Corp.....................................        18
       1,200   Northern Telecom Ltd.............................       107
         500   Northrop Grumman Corp............................        58
       4,000   Norwest Corp.....................................       155
    (a)1,100   Novacare Corp....................................        14
    (a)5,100   Novell, Inc......................................        38
      (a)600   Novellus Systems, Inc............................        19
    (a)2,400   Office Depot, Inc................................        57
    (a)2,300   OfficeMax, Inc...................................        33
         700   Ohio Casualty Corp...............................        31
       1,600   Old Kent Financial Corp..........................        63
       2,100   Olsten Corp......................................        32
         600   OM Group, Inc....................................        22
       1,200   Omnicare, Inc....................................        37
       1,300   One Valley Bancorp., Inc.........................        50
    (a)4,200   Oracle System Corp...............................        94
    (a)1,000   O'Reilly Automotive, Inc.........................        26
       1,000   Oregon Steel Mills, Inc..........................        21
         800   Orion Capital Corp...............................        37
    (a)1,300   Oryx Energy Co...................................        33
       1,400   Pacific Century Financial Corp...................        35
       4,700   Pacific Enterprises..............................       177
       2,500   Pall Corp........................................        52
         700   Parker-Hannifin Corp.............................        32
      (a)600   Patterson Dental Co..............................        27

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

      (a)500   Payless ShoeSource, Inc..........................  $     34
       3,300   Peco Energy Co...................................        80
         700   Pennziol Co......................................        47
       1,000   Peoples Energy Corp..............................        39
       1,500   Pep Boys Manny, Moe & Jack.......................        36
       7,000   PepsiCo, Inc.....................................       255
         900   Perkin-Elmer Corp................................        64
      (a)700   Personnel Group of America, Inc..................        23
      12,500   Pfizer, Inc......................................       932
       1,100   PG&E Corp........................................        33
    (a)1,276   PharMerica, Inc..................................        13
       3,400   Pharmacia & Upjohn, Inc..........................       125
       8,400   Phelps Dodge Corp................................       523
      32,200   Philip Morris Cos., Inc..........................     1,459
       7,300   Phillips Petroleum Co............................       355
       1,500   Phillips-Van Heusen Corp.........................        21
    (a)1,100   Photronics, Inc..................................        27
      (a)900   PhyCor, Inc......................................        24
       1,200   Pier 1 Imports, Inc..............................        27
       1,000   Pinnacle West Capital Corp.......................        42
         700   Pioneer Natural Resources Co.....................        20
         500   PMI Group, Inc...................................        36
       2,500   PNC Bank Corp....................................       143
         900   PPG Industries, Inc..............................        51
         600   Pogo Producing Co................................        18
         700   Polaroid Corp....................................        34
      (a)600   Policy Management Systems Corp...................        42
       1,700   Potomac Electric Power Co........................        44
       7,000   PP&L Resources, Inc..............................       168
         600   Precision Castparts Corp.........................        36
      15,600   Procter & Gamble Co..............................     1,245
      (a)900   Profitt's Inc....................................        26
    (a)2,500   Promus Company, Inc..............................       105
         600   Protective Life Corp.............................        36
         600   Provident Bankshares Corp........................        38
         700   Provident Companies, Inc.........................        27
      17,000   Public Service Enterprise Group, Inc.............       539
       1,300   Puget Sound Energy, Inc..........................        39
         500   Quanex Corp......................................        14
    (a)1,400   Quantum Corp.....................................        28
         900   Queens County Bancorp, Inc.......................        36
      (a)900   Quintiles Transnational Corp.....................        34
    (a)1,526   R & B Falcon Corp................................        53
       5,400   Raychem Corp.....................................       233
         600   Rayonier, Inc., WI...............................        26
         554   Raytheon Co., 'A'................................        27
       5,600   Raytheon Co., 'B'................................       283
       1,300   Readers Digest Association, Inc., 'A'............        31
    (a)1,000   Reebok International, Ltd........................        29
         800   Reliastar Financial Corp.........................        33
      (a)700   Renal Care Group, Inc............................        22
       1,400   Republic New York Corp...........................       160
         600   Rite Aid Corp....................................        35
       1,100   RLI Corp.........................................        55
    (a)1,200   Robert Half International, Inc...................        48
       1,200   Rochester Gas & Electric Corp....................        41
       4,000   Rockwell International Corp......................       209
       1,000   Rohm & Haas Co...................................        96
      (a)800   Rowan Cos., Inc..................................        24

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)
       4,075   RPM, Inc.........................................  $     62
      (a)600   R.P. Scherer Corp................................        37
       1,000   R.R. Donnelly & Sons Co..........................        37
         500   Russell Corp.....................................        13
         700   Ryder Systems, Inc...............................        23
         500   SAFECO Corp......................................        24
    (a)1,300   Safeguard Scientifics, Inc.......................        41
      (a)300   Samina Corp......................................        20
      11,500   Sara Lee Corp....................................       648
       7,399   SBC Communications, Inc..........................       542
       1,300   SCANA Corp.......................................        39
       1,200   Schering-Plough Corp.............................        75
      (a)600   Scholastic Corp..................................        23
      (a)900   SCI Systems, Inc.................................        39
       4,500   Scientific-Atlanta, Inc..........................        75
      (a)700   Sealed Air Corp..................................        43
       9,100   Sears, Roebuck & Co..............................       412
       2,900   Service Corp. International......................       107
         200   Shared Medical Systems Corp......................        13
       1,500   Shaw Industries, Inc.............................        17
      (a)700   Sierra Health Services, Inc......................        24
      (a)400   Smith International, Inc.........................        25
       1,200   Snap-On, Inc.....................................        52
         700   Sonat, Inc.......................................        32
       1,200   Sonoco Products Co...............................        42
       3,800   Southern Co......................................        98
       3,300   Sprint Corp......................................       193
       1,200   St. Paul Cos., Inc...............................        98
         800   St. John Knits, Inc..............................        32
    (a)1,200   St. Jude Medical, Inc............................        37
       1,000   St. Paul Bancorp, Inc............................        26
      (a)900   Starbucks Corp...................................        35
    (a)1,300   Steel Dynamics, Inc..............................        21
      (a)500   Steris Corp......................................        24
      (a)800   Sterling Commerce, Inc...........................        31
    (a)1,000   Sterling Software, Inc...........................        41
         900   Stewart Enterprises, Inc. 'A'....................        42
         600   Storage Technology Corp..........................        37
       6,500   Sun Co., Inc.....................................       273
    (a)8,400   Sun Microsystems, Inc............................       335
         600   Sunbeam Corp.....................................        25
         533   Sunburst Hospitality, Corp.......................         5
    (a)1,000   SunGuard Data Systems, Inc.......................        31
    (a)1,600   Sunrise Medical, Inc.............................        25
       1,500   Superior Industries International................        40
      10,700   SUPERVALU Inc....................................       448
    (a)1,400   Sybase, Inc......................................        19
      (a)800   Sybron International Corp........................        38
    (a)2,100   Symantec Corp....................................        46
         700   Symbol Technologies, Inc.........................        26
      (a)700   Synopsys, Inc....................................        25
         400   Sysco Corp.......................................        18
       2,800   Tandy Corp.......................................       108
      (a)600   Tech Data Corp...................................        23
       3,500   Tektronix, Inc...................................       139
         900   Telephone & Data Systems, Inc....................        42
       4,700   Texaco, Inc......................................       256
       3,200   Texas Instruments, Inc...........................       144
       4,700   Texas Utilities Co...............................       195
       1,600   The Limited, Inc.................................        41
         500   Thiokol Corp.....................................        41
       1,200   Thomas & Betts Corp..............................        57

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

    (a)4,100   3Com Corp........................................  $    143
    (a)1,400   360 Communications Co............................        28
         600   Tidewater, Inc...................................        33
         600   TIG Holdings, Inc................................        20
       5,600   TJX Companies, Inc...............................       193
       1,600   Torchmark Corp...................................        67
         600   Toro Co..........................................        26
         600   T. Rowe Price Associates, Inc....................        38
         800   Trans Financial, Inc.............................        31
         800   Transamerica Corp................................        85
         600   Transatlantic Holdings, Inc......................        43
      11,300   Travelers, Inc...................................       609
    (a)1,100   Triad Guaranty, Inc..............................        32
         700   Trinity Industries, Inc..........................        31
       2,100   TRW, Inc.........................................       112
       3,200   Tupperware Corp..................................        89
       5,900   Tyco International, Ltd..........................       266
      (a)500   Ucar International, Inc..........................        20
       1,000   Ultramar Diamond Shamrock Corp...................        32
      10,200   Unicom Corp......................................       314
         900   Unifi, Inc.......................................        37
       1,700   Union Carbide Corp...............................        73
         600   Union Pacific Corp...............................        37
    (a)2,600   Unisys Corp......................................        36
       1,000   United Asset Management Co.......................        24
         900   United Cos. Financial Corp.......................        14
         900   United Illuminating Co...........................        41
       3,000   United Technologies Corp.........................       218
      (a)800   Universal Health Services, Inc...................        40
      (a)700   U.S. Airways Group, Inc..........................        44
         800   U.S. Bancorp.....................................        90
      (a)800   U.S. Cellular Corp...............................        25
    (a)1,200   U.S. Filter Corp.................................        36
         600   U.S. Industries, Inc.............................        18
       3,900   U.S. Surgical Corp...............................       114
       5,300   U.S. West Communications Group...................       239
       5,300   USF&G Corp.......................................       117
      (a)700   USG Corp.........................................        34
       7,300   UST, Inc.........................................       270
       9,900   USX-Marathon Group...............................       334
      20,200   USX-U.S. Steel Group, Inc........................       631
       1,200   UtliCorp. United, Inc............................        47
       1,000   Valero Energy Corp...............................        31
         900   Varian Associates, Inc...........................        46
      (a)900   Vencor, Inc......................................        22
       1,200   VF Corp..........................................        55
    (a)1,300   Viking Office Products, Inc......................        28
         800   Vintage Petroleum, Inc...........................        15
       1,500   Vishay Intertechnology, Inc......................        35
         600   Vulcan Materials Co..............................        61
         567   Wachovia Corp....................................        46
      24,500   Wal-Mart Stores, Inc.............................       966
       1,600   Walgreen Co......................................        50
         900   Wallace Computer Services, Inc...................        35
       3,300   Walt Disney Co...................................       327
       1,400   Warner-Lambert Co................................       174
         200   Waste Management, Inc............................         6
      (a)800   Weatherford Enterra, Inc.........................        35
         400   Webster Financial Corp...........................        27
       4,200   Wendy's International, Inc.......................       101
         700   Westamerica Bancorp..............................        72
      (a)900   Western Digital Corp.............................        14
         800   Western National Corp............................        24

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)
      11,500   Whitman Corp.....................................  $    300
         500   Wicor, Inc.......................................        23
         200   Williams Cos., Inc...............................         6
      (a)900   Wisconsin Central Transportation Corp............        21
         800   Witco Corp.......................................        33
      (a)100   Wordcom, Inc.....................................         3
       1,500   Worthington Industries, Inc......................        25
       1,700   WPS Resources Corp...............................        57
         900   W.R. Berkley Corp................................        39
       3,300   Xerox Corp.......................................       244
         900   York International Corp..........................        36
         900   Zions Bancorp....................................        41
                                                                  --------
                                                                    80,662
                                                                  --------
TOTAL COMMON STOCKS (COST $157,172).............................   171,427
                                                                  --------
PREFERRED STOCKS (0.3%)
  AUSTRIA (0.1%)
         800   Bank Austria AG..................................        38
       1,064   Bank Austria AG..................................        47
         100   Bau Holding AG...................................         5
         100   EA-Generali AG...................................        11
                                                                  --------
                                                                       101
                                                                  --------
  GERMANY (0.2%)
       4,150   RWE AG...........................................       178
         776   SAP AG...........................................       252
                                                                  --------
                                                                       430
                                                                  --------
  ITALY (0.0%)
      31,850   Fiat S.p.A.......................................        49
                                                                  --------
TOTAL PREFERRED STOCKS (COST $391)..............................       580
                                                                  --------
INVESTMENT COMPANIES (1.7%)
  UNITED STATES (1.7%)
  (g)156,800   Latin American Discovery Fund, Inc...............     2,813
   (g)70,000   Morgan Stanley Africa Investment Fund, Inc.......       805
                                                                  --------
TOTAL INVESTMENT COMPANIES (COST $3,144)........................     3,618
                                                                  --------

      NO. OF
      RIGHTS
------------

RIGHTS (0.0%)
  PORTUGAL (0.0%)
    (a)1,600   Jeronimo Martins.................................        --
                                                                  --------
  SPAIN (0.0%)
      (a)264   ACS S.A..........................................        --
                                                                  --------
TOTAL RIGHTS (COST $0)..........................................        --
                                                                  --------

      NO. OF
    WARRANTS
------------

WARRANTS (0.0%)
  FRANCE (0.0%)
      (a)320   Casino Guichard Perrachon, expiring 12/31/99.....         7
    (a)2,073   Cie Generale des Eaux, expiring 5/2/01...........         1
        (a)5   Sodexho S.A., expiring 6/7/04....................         1
                                                                  --------
                                                                         9
                                                                  --------
  HONG KONG (0.0%)
      (a)585   Peregine Investment Holdings Ltd., expiring
                 5/15/98........................................        --
                                                                  --------

      NO. OF                                                         VALUE
    WARRANTS                                                         (000)
--------------------------------------------------------------------------
  ITALY (0.0%)
      (a)913   La Rinascente S.p.A., expiring 12/31/99..........  $     --
    (a)1,491   La Rinascente S.p.A., expiring 12/31/99..........         2
                                                                  --------
                                                                         2
                                                                  --------
  SWITZERLAND (0.0%)
       (a)45   Roche Holdings, expiring 5/5/98..................         5
                                                                  --------
TOTAL WARRANTS (COST $1)........................................        16
                                                                  --------

        FACE
      AMOUNT
       (000)
------------

CONVERTIBLE DEBENTURES (0.0%)
  FRANCE (0.0%)
   FRF    32   Casino Guichard Perrachon 4.50%, 7/12/01.........        18
          29   Sanofi S.A. 4.00%, 1/1/00........................        35
          19   Simco S.A. 8.25%, 1/1/06.........................        16
           1   Sodexho S.A.6.00%, 6/7/04........................         4
                                                                  --------
                                                                        73
                                                                  --------
  ITALY (0.0%)
  ITL  7,304   Mediobanca S.p.A. 4.50%, 1/1/00..................         4
       2,125   Mediobanca S.p.A. 6.00%, 12/31/02................         2
                                                                  --------
                                                                         6
                                                                  --------
TOTAL CONVERTIBLE DEBENTURES (COST $42).........................        79
                                                                  --------
TOTAL FOREIGN & U.S. SECURITIES (82.4%) (COST $160,750).........   175,720
                                                                  --------
SHORT-TERM INVESTMENT (15.3%)
  REPURCHASE AGREEMENT (15.3%)
$     32,681   Chase Securities, Inc., 5.95%, dated 12/31/97 due
                 1/2/98, to be repurchased at $32,692,
                 collateralized by $33,050 U.S. Treasury Bonds,
                 5.25%, due 1/31/01, valued at $33,383 (COST
                 $32,681).......................................    32,681
                                                                  --------
TOTAL INVESTMENT IN SECURITIES (97.7%) (COST $193,431)..........   208,401
                                                                  --------
FOREIGN CURRENCY (0.1%)
 AUD       2   Australian Dollar................................         1
 ATS       5   Austrian Schilling...............................        --
 GBP       6   British Pound....................................         9
 CAD      77   Canadian Dollar..................................        54
 DEM      33   German Mark......................................        18
 FRF       9   French Franc.....................................         2
 IDR  99,571   Indonesian Rupiah................................        18
 ITL 146,403   Italian Lira.....................................        83
 JPY     701   Japanese Yen.....................................         5
 PTE   1,397   Portuguese Escudo................................         8
 SGD       2   Singapore Dollar.................................         1
 ESP   3,759   Spanish Peseta...................................        25
 SEK       2   Swedish Krona....................................        --
                                                                  --------
TOTAL FOREIGN CURRENCY (COST $249)..............................       224
                                                                  --------
TOTAL INVESTMENTS (97.8%) (COST $193,680).......................   208,625
OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)....................     4,643
                                                                  --------
NET ASSETS (100%)...............................................  $213,268
                                                                  --------
                                                                  --------

---------------

(a)   --  Non-income producing security
(g)   --  The fund is advised by an affiliate.
(ADR)  -- American Depositary Receipt
(NCS)  -- Non Convertible Shares
(RFD)  -- Ranked for Dividend

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                              IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  -------------  ---------  -----------------
ESP     3,706   $      24      1/2/98   $          24  $      24      $      --
IDR    99,571          18      1/2/98   $          18         18             --
$         132         132     1/16/98   DEM       229        128             (4)
$         930         930     1/16/98   DEM     1,596        888            (42)
$         632         632     1/16/98   DEM     1,080        601            (31)
DEM     8,921       4,964     1/16/98   $       5,084      5,084            120
$       1,894       1,894     1/21/98   FRF    11,000      1,830            (64)
$       1,015       1,015     1/21/98   FRF     5,825        969            (46)
FRF     6,351       1,056     1/21/98   $       1,089      1,089             33
$       1,622       1,622     1/21/98   ITL 2,761,232      1,561            (61)
$         945         945     1/21/98   ITL 1,648,883        932            (13)
ITL   641,978         363     1/21/98   $         375        375             12
ITL 5,212,918       2,946     1/21/98   $       3,044      3,044             98
JPY   821,696       6,326     1/29/98   $       6,841      6,841            515
JPY   123,140         948     1/29/98   $       1,020      1,020             72
$       3,830       3,830      2/5/98   JPY   455,272      3,507           (323)
JPY 1,217,549       9,380      2/5/98   $      10,260     10,260            880
$         322         322     2/12/98   ESP    46,749        307            (15)
ESP    46,749         307     2/12/98   $         320        320             13
$      12,078      12,078     2/19/98   GBP     7,159     11,737           (341)
$       2,357       2,357     2/19/98   ITL 3,985,066      2,252           (105)
ITL   810,604         458     2/19/98   $         476        476             18
ITL     1,332          --     2/19/98   $          --         --             --
$         280         280     2/19/98   NLG       540        267            (13)
$         123         123     2/19/98   NLG       236        117             (6)
NLG       776         384     2/19/98   $         400        400             16
SEK    15,084       1,902     2/19/98   $       2,000      2,000             98
$       2,800       2,800     2/26/98   DEM     4,785      2,669           (131)
$          89          89     2/26/98   JPY    11,140         86             (3)
$       7,300       7,300     2/26/98   JPY   922,380      7,128           (172)
JPY   363,023       2,805     2/26/98   $       2,970      2,970            165
JPY   682,557       5,275     2/26/98   $       5,434      5,434            159
$       1,006       1,006     3/16/98   FRF     5,896        983            (23)
DEM     1,632         912     3/16/98   $         933        933             21
FRF     5,531         923     3/16/98   $         944        944             21
$          21          21     3/16/98   JPY     2,575         20             (1)
CAN     1,408         989     3/23/98   $         985        985             (4)
JPY   125,215         976     4/20/98   $       1,000      1,000             24
                ---------                              ---------      ---------
                $  78,332                              $  79,199      $     867
                =========                              =========      =========

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

FUTURES CONTRACTS: At December 31, 1997, the Portfolio had futures contracts open:

                                                                                                         UNREALIZED
                                                                               AGGREGATE                APPRECIATION
                                                                NUMBER OF     FACE VALUE   EXPIRATION  (DEPRECIATION)
                                                                CONTRACTS        (000)        DATE          (000)
                                                             ---------------  -----------  ----------  ---------------
PURCHASES:
FTSE 100 Index                                                         59      GBP 12,652    Mar-98       $     232
MIB 30 Index                                                            9      ITL  1,310    Jan-98              78
Toronto 35 Index                                                        8      CAD  1,013    Mar-98              24
SALES:
CAC 40 Index                                                           30      FRF  3,041    Jan-98            (160)
DAX Index                                                               3      DEM    726    Mar-98             (38)
OMX Index                                                              65      SEK  2,017    Jan-98             (52)
TOPIX Index                                                            85      JPY  7,810    Mar-98             395
                                                                                                          ---------
                                                                                                          $     479
                                                                                                          =========

---------------

GBP   --  British Pound
CAD   --  Canadian Dollar
FRF   --  French Franc
DEM   --  German Mark
IDR   --  Indonesian Rupiah
ITL   --  Italian Lira
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
ESP   --  Spanish Peseta
SEK   --  Swedish Krona

--------------------------------------------------------------------------------

        SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION

                                                                                     VALUE     PERCENT OF
INDUSTRY                                                                             (000)     NET ASSETS
---------------------------------------------------------------------------------  ---------  -------------
Consumer Goods...................................................................  $  42,382         19.9%
Finance..........................................................................     35,867         16.8
Capital Equipment................................................................     29,493         13.8
Services.........................................................................     29,110         13.6
Energy...........................................................................     18,990          8.9
Materials........................................................................     13,184          6.2
Investment Companies.............................................................      3,618          1.7
Multi-Industry...................................................................      2,570          1.3
Gold Mines.......................................................................        506          0.2
                                                                                   ---------         ----
                                                                                   $ 175,720         82.4%
                                                                                   =========         ====

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Canada                        3.4%
France                        5.3%
Germany                       5.5%
Ireland                       3.2%
Italy                         2.4%
Japan                         7.9%
Netherlands                   2.6%
Switzerland                   5.6%
United Kingdom               11.1%
United States                40.8%
Short-Term Investments        9.4%
Other                         2.8%

                            TOTAL RETURNS
                           SINCE INCEPTION
                            (10/29/97)**
                        ---------------------
                          WITH       WITHOUT
                          SALES       SALES
                         CHARGE*     CHARGE
---------------------------------------------
Class A Shares            -6.44%      -0.74%
---------------------------------------------
Class B Shares            -5.81%      -0.86%
---------------------------------------------
Class C Shares            -5.81%      -0.86%
---------------------------------------------
MSCI World Index            N/A        2.43%
---------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index which includes securities listed on the stock exchanges of the U.S., Europe, Canada, Australia, New Zealand and the Far East and assumes dividends are reinvested net of withholding tax.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS
                                                           PERCENT OF
ISSUER                                        COUNTRY      NET ASSETS
----------------------------------------  ---------------  ----------
Philip Morris Cos., Inc.                   United States        3.1%
Reckitt & Coleman plc                     United Kingdom        2.5%
GenRad, Inc.                               United States        2.4%
Albertson's, Inc.                          United States        2.3%
Pharmacia & Upjohn, Inc.                   United States        2.1%

TOP FIVE SECTORS
                       VALUE     PERCENT OF
SECTOR                 (000)     NET ASSETS
-------------------  ---------  -------------
Finance              $ 107,480        18.9%
Consumer--Staples       84,164        14.8%
Consumer--Cyclical      51,750         9.1%
Capital Equipment       48,338         8.5%
Technology              44,926         7.9%

The investment objective of the Global Equity Fund is to seek long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including issuers in the United States and emerging market countries.

For the period from inception of the portfolio on October 29, 1997 through December 31, 1997, the Fund generated a total return of -0.74 percent for Class A shares at net asset value, as compared to a total return of 2.43 percent for the Morgan Stanley Capital International (MSCI) World Index during the same period.

The Fund's underperformance during this initial period can be attributed to the negative effect of the relatively high cash position as the Portfolio became fully invested. The initial funding is largely complete and the chart shown above illustrates the country weightings within the Portfolio as of the end of December.

A significant feature of our strategy during the final quarter of 1997 was our underweight positions in Japan and Southeast Asia. However, many of the Fund's Japanese stocks--notably large exporters such as Fuji--have continued to benefit from the yen's weakness. Another positive factor was stock selection in the financial sectors of such European markets as Ireland, France, Sweden, and the United Kingdom. Partially offsetting these favorable holdings was stock selection in the United States, Switzerland, and the Netherlands.

Some of our recent stock picks included Valmet, ABB, and American Stores. Based in Finland, Valmet is the world's leading paper machine manufacturer. In recent years, the group has expanded from its strong European base and is now well established in North America and the rapidly growing markets of Asia. Also, Valmet has reduced its cyclicality by increasing its use of subcontractors and expanding its service and maintenance businesses. Valmet has a strong financial position, and its stock price is cheap relative to earnings and cash flow.

The Swiss power engineering conglomerate ABB is a market leader in large-scale power projects and will be a major beneficiary of long-term projections for world power demand. The market's overreaction to ABB's Southeast Asian exposure provides a unique opportunity to buy into a group with a clear global franchise and a reputation for nimble management. A recovery in the group's Industrial and Building Systems business is also being overlooked.

THE COUNTRY-SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MSCI WORLD INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                                 MORGAN STANLEY
                               GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

American Stores operates the second-largest food store chain as well as large drugstore chains in the United States. The company is currently tackling its enormous transition from a decentralized holding company into an integrated operating company. Over time, the benefits of this re-engineering program should outweigh the implementation costs. The company should also benefit from a stabilization of its capital expenditures, which have grown substantially in recent years.

Given a projected slowdown in global growth as a result of the deepening Asian crisis the Federal Reserve Board's next move may well be to ease rather than raise interest rates. This would be positive for most interest-rate sensitive sectors such as utilities, banks, tobacco, and telecommunications. Furthermore, if mid-single digit earnings growth can be maintained, and inflation remains quiescent, then the U.S. market is arguably fairly valued with long-term bond yields at current levels. While equity mutual fund inflows should slow, merger activity, in the absence of any pricing power, is expected to continue at record levels. We remain slightly underweight in the U.S. market relative to the benchmark, finding better relative value in Europe, particularly Ireland and the U.K. We recently raised our position to overweight in the U.K., having found a number of strong business franchises with management dedicated to shareholder value. Despite continued underperformance, we still struggle to find value in Japan, other than in selected sectors such as exporters and pharmaceuticals. Consequently, we expect to remain underweight in the foreseeable future. We also remain cautious about Asia as a whole and, despite the exceptionally steep sell-off, we are unlikely to revise our weighting there in a material sense, any time soon.

Frances Campion              Richard Boon                 Paul Boyne
PORTFOLIO MANAGER            PORTFOLIO MANAGER            PORTFOLIO MANAGER

                                 MORGAN STANLEY
                               GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

COMMON STOCKS (96.1%)
  AUSTRALIA (0.3%)
  (a)893,600   Telstra Corp., Ltd...............................  $  1,886
                                                                  --------
  CANADA (3.4%)
      94,600   Potash Corp. of Saskatchewan, Inc................     7,878
  (a)130,000   Renaissance Energy, Ltd..........................     2,683
     385,500   TELUS Corp.......................................     8,549
                                                                  --------
                                                                    19,110
                                                                  --------
  FINLAND (0.5%)
     210,000   Valmet Oyj.......................................     2,897
                                                                  --------
  FRANCE (5.3%)
      62,300   Elf Aquitaine....................................     7,246
  (a)149,900   France Telecom S.A...............................     5,437
      33,600   Groupe Danone RFD................................     6,002
     166,000   Scor.............................................     7,938
   (a)55,600   SGS-Thomson Microelectronics N.V.................     3,441
                                                                  --------
                                                                    30,064
                                                                  --------
  GERMANY (5.5%)
     223,400   BASF AG..........................................     7,973
     215,000   Bayer AG.........................................     7,977
     133,400   Veba AG..........................................     9,084
      11,000   Viag AG..........................................     6,023
                                                                  --------
                                                                    31,057
                                                                  --------
  HONG KONG (0.8%)
   2,330,000   Hysan Development Co.............................     4,646
                                                                  --------
  IRELAND (3.1%)
     604,400   Bank of Ireland..................................     9,304
     470,000   Green Property plc...............................     2,675
     978,500   Irish Life plc...................................     5,611
                                                                  --------
                                                                    17,590
                                                                  --------
  ITALY (2.4%)
   1,700,000   Mediaset S.p.A...................................     8,351
(a)1,273,000   Telecom Italia S.p.A.............................     5,613
                                                                  --------
                                                                    13,964
                                                                  --------
  JAPAN (7.9%)
     939,000   Daicel Chemical Industries, Ltd..................     1,223
     142,000   Fuji Photo Film Co...............................     5,442
     911,000   Fujisawa Pharmaceutical Co., Ltd.................     7,960
     335,000   Hitachi, Ltd.....................................     2,388
         600   Japan Tobacco, Inc...............................     4,258
     460,000   Matsushita Electric Industrial Co., Ltd..........     6,734
   2,783,000   NKK Corp.........................................     2,218
   1,069,000   Shionogi & Co....................................     4,900
     773,000   Sumitomo Marine & Fire Insurance Co..............     4,088
      77,000   TDK Corp.........................................     5,807
                                                                  --------
                                                                    45,018
                                                                  --------
  NETHERLANDS (2.6%)
  (a)148,400   Benckiser N.V. `B'...............................     6,140
     200,000   ING Groep N.V....................................     8,424
                                                                  --------
                                                                    14,564
                                                                  --------
  NEW ZEALAND (1.1%)
   2,928,900   Lion Nathan, Ltd.................................     6,565
                                                                  --------

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  PORTUGAL (0.9%)
     203,500   Cimpor-Cimentos de Portugal S.A..................  $  5,334
                                                                  --------
  SINGAPORE (0.7%)
   1,608,000   Jardine Strategic Holdings, Ltd..................     4,245
                                                                  --------
  SPAIN (2.4%)
     610,400   Iberdrola S.A....................................     8,033
     188,600   Telefonica de Espana.............................     5,385
                                                                  --------
                                                                    13,418
                                                                  --------
  SWEDEN (1.7%)
(a)1,722,700   Nordbanken Holding AB............................     9,742
                                                                  --------
  SWITZERLAND (5.6%)
       6,000   ABB AG (Bearer)..................................     7,538
    (a)1,800   Ascom Holding AG (Bearer)........................     2,317
      13,100   Forbo Holding AG (Registered)....................     5,355
       9,900   Holderbank Financiere Glarus AG `B' (Bearer).....     8,080
       5,600   Nestle S.A. (Registered).........................     8,393
                                                                  --------
                                                                    31,683
                                                                  --------
  UNITED KINGDOM (11.1%)
     589,700   BG plc...........................................     2,655
     304,800   Burmah Castrol plc...............................     5,309
   1,255,900   English China Clays plc..........................     5,531
     838,300   Imperial Tobacco Group plc.......................     5,276
     722,500   Peninsular & Oriental Steam Navigation Co........     8,222
     811,800   Premier Farnell plc..............................     5,843
     695,100   Racal Electronic plc.............................     3,050
     915,500   Reckitt & Colman plc.............................    14,368
     628,800   Royal & Sun Alliance Insurance Group plc.........     6,334
   1,402,700   WPP Group plc....................................     6,247
                                                                  --------
                                                                    62,835
                                                                  --------
  UNITED STATES (40.8%)
     279,400   Albertson's, Inc.................................    13,237
     100,600   Aluminum Co. of America..........................     7,080
     275,100   American Stores Co...............................     5,657
     286,200   Boise Cascade Corp...............................     8,658
     180,400   Borg-Warner Automotive, Inc......................     9,381
      81,900   Chase Manhattan Corp.............................     8,968
     337,900   COMSAT Corp......................................     8,194
     365,000   Danka Business Systems plc.......................     5,817
  (a)623,300   Data General Corp................................    10,869
  (a)535,300   Egghead, Inc.....................................     3,479
      37,100   Enhance Financial Services Group, Inc............     2,207
     117,300   FINOVA Group, Inc................................     5,828
     128,400   General Signal Corp..............................     5,417
  (a)456,900   GenRad, Inc......................................    13,793
     121,500   Georgia-Pacific Corp.............................     7,381
  (a)121,500   Georgia-Pacific Corp. (Timber Group).............     2,757
     217,700   Houghton Mifflin Co..............................     8,354
     200,000   IBP, Inc.........................................     4,187
     129,300   MBIA, Inc........................................     8,639
  (a)255,000   NCR Corp.........................................     7,092
  (a)174,900   Noble Drilling Corp..............................     5,356
     158,500   Penncorp Financial Group, Inc....................     5,656
     324,500   Pharmacia & Upjohn, Inc..........................    11,885
     390,100   Philip Morris Cos., Inc..........................    17,676
      99,300   Tecumseh Products Co. `A'........................     4,841

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)
     178,600   Tenneco, Inc.....................................  $  7,055
     199,100   Terra Nova (Bermuda) Holdings Ltd., `A'..........     5,226
     166,100   The B.F. Goodrich Co.............................     6,883
     205,600   Tupperware Corp..................................     5,731
     197,200   United Dominion Industries.......................     4,992
  (a)151,800   United Meridian Corp.............................     4,269
     199,100   UST Corp.........................................     5,525
                                                                  --------
                                                                   232,090
                                                                  --------
TOTAL COMMON STOCKS (COST $551,567).............................   546,708
                                                                  --------

        FACE
      AMOUNT
       (000)
------------

SHORT-TERM INVESTMENTS (9.4%)
  U. S. TREASURY SECURITY (4.9%)
$     28,000   U.S. Treasury Bill 1/2/98........................    28,000
                                                                  --------
  REPURCHASE AGREEMENT (4.5%)
      25,400   Chase Securities, Inc., 5.95%, dated 12/31/97,
                 due 1/2/98, to be repurchased at $25,408,
                 collateralized by $20,225 U.S. Treasury Bonds,
                 8.125%, due 8/15/19, valued at $25,951.........    25,400
                                                                  --------
TOTAL SHORT-TERM INVESTMENTS (COST $53,400).....................    53,400
                                                                  --------
TOTAL INVESTMENT IN SECURITIES (105.5%) (COST $604,967).........   600,108
                                                                  --------
FOREIGN CURRENCY (0.3%)
   AUD 1,787   Australian Dollar................................     1,164
  IEP    283   Irish Punt.......................................       403
   NZD   154   New Zealand Dollar...............................        89
                                                                  --------
TOTAL FOREIGN CURRENCY (COST $1,727)............................     1,656
                                                                  --------
TOTAL INVESTMENTS (105.8%) (COST $606,694)......................   601,764
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.8%)...................   (33,126)
                                                                  --------
NET ASSETS (100%)...............................................  $568,638
                                                                  --------
                                                                  --------

---------------

(a)   --  Non-income producing security
RFD   --  Ranked for Dividend

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                            IN EXCHANGE
TO DELIVER     VALUE    SETTLEMENT       FOR        VALUE     NET UNREALIZED
   (000)       (000)       DATE         (000)       (000)    GAIN (LOSS) (000)
-----------  ---------  -----------  -----------  ---------  -----------------
 $   2,894   $   2,894      1/2/98   FIM 15,685   $   2,878      $     (16)
 $   3,350       3,350      1/5/98    GBP 2,025       3,327            (23)
             ---------                            ---------            ---
             $   6,244                            $   6,205      $     (39)
             =========                            =========

---------------

FIM   --  Finnish Markka
GBP   --  British Pound

--------------------------------------------------------------------------------

        SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION

                                                                                     VALUE     PERCENT OF
INDUSTRY                                                                             (000)     NET ASSETS
---------------------------------------------------------------------------------  ---------  -------------
Finance..........................................................................  $ 107,480         18.9%
Consumer Staples.................................................................     84,164         14.8
Consumer Cyclical................................................................     51,750          9.1
Capital Equipment................................................................     48,338          8.5
Technology.......................................................................     44,926          7.9
Basic Industry...................................................................     43,220          7.6
Retail...........................................................................     37,533          6.6
Telecommunications...............................................................     36,395          6.4
Services.........................................................................     26,728          4.7
Utilities (Electric & Gas).......................................................     25,591          4.5
Healthcare.......................................................................     14,217          2.5
Consumer Durable.................................................................      9,875          1.7
Energy...........................................................................      9,667          1.7
Transportation...................................................................      6,824          1.2
                                                                                   ---------         ----
                                                                                   $ 546,708         96.1%
                                                                                   =========         ====

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Australia                     4.2%
Canada                        4.0%
Denmark                       2.6%
Germany                      12.7%
Italy                         5.7%
Japan                         7.9%
Spain                         5.0%
Sweden                        5.5%
United Kingdom                8.4%
United States                32.4%
Short-Term Investments        6.8%
Other                         4.8%

                                                   TOTAL RETURNS**
                        ---------------------------------------------------------------------
                                                                           AVERAGE ANNUAL
                             SIX MONTHS               ONE YEAR             SINCE INCEPTION
                        ---------------------   ---------------------   ---------------------
                          WITH       WITHOUT      WITH       WITHOUT      WITH       WITHOUT
                          SALES       SALES       SALES       SALES       SALES       SALES
                         CHARGE*     CHARGE      CHARGE*     CHARGE      CHARGE*     CHARGE
---------------------------------------------------------------------------------------------
Class A Shares            -2.51%       2.39%      -3.97%       0.77%       5.28%       6.31%
---------------------------------------------------------------------------------------------
Class B+  Shares          -2.00%       1.99%      -3.77%       0.07%       2.64%       3.83%
---------------------------------------------------------------------------------------------
Class C  Shares            0.99%       1.99%      -0.89%       0.07%       5.47%       5.47%
---------------------------------------------------------------------------------------------
J.P. Morgan Traded
Global Bond Index:
  Class A & C Shares       N/A         2.52%       N/A         1.40%       N/A         7.51%
  Class B Shares           N/A         2.52%       N/A         1.40%       N/A         3.54%
---------------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
 + Class B shares have been offered since August 1, 1995.

The J.P. Morgan Traded Global Bond Index is an unmanaged index of government bond issues that includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States excluding withholding tax.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS
                                                        PERCENT OF
SECURITY                                    CURRENCY    NET ASSETS
--------                                  ------------  ----------
U.S. Treasury Note 7.25%, 5/15/04         U.S. Dollar       14.1%
U.S. Treasury Bond 8.125%, 8/15/19        U.S. Dollar        8.8%
United Kingdom 9.50%, 4/18/05               British          6.1%
                                             Pound
Swedish Government 6.00%, 2/9/05            Swedish          5.5%
                                             Krona
U.S. Treasury Note 5.125%, 11/30/98       U.S. Dollar        4.9%

TOP FIVE CURRENCY DENOMINATIONS

                         VALUE      PERCENT OF
CURRENCY                 (000)      NET ASSETS
--------              -----------  -------------
U.S. Dollar            $   3,724         32.4%
German Mark                1,209         12.7%
British Pound                799          8.4%
Japanese Yen                 747          7.9%
Italian Lira                 543          5.7%

The Global Fixed Income Fund seeks to produce an attractive real rate of return while preserving capital by investing in fixed-income securities of U.S. and foreign issuers denominated in U.S. dollars and in other currencies. For the six months ended December 31, 1997, the Fund achieved a total return of 2.39 percent (Class A shares at net asset value). By comparison, the J.P. Morgan Traded Global Bond Index returned 2.52 percent during the same period.

Global fixed-income markets in every country rallied during the second half of 1997. After a solid third quarter, the market began to focus on the likely impact of the Asian economic crisis. A consensus view emerged that the region's problems would reduce world economic growth and that the devaluation of Asian currencies would increase competitive pressures globally, thereby keeping inflation in check. Both developments are positive for bond markets.

In Japan, where the Asian impact is expected to be greatest, 10-year bond yields fell 82 basis points despite concerns about the financial sector, particularly the high-profile collapse of Yamaichi Securities in November. U.S. Treasury bonds also benefited from their "safe haven" status, benign inflation data, and the belief that any tightening in monetary policy by the Federal Reserve Board was now on hold despite evidence of strong economic activity. As a result, the yield on 10-year Treasuries fell 83 basis points, taking the long bond close to
5.90 percent. Bonds in Australia also performed well as a result of the ongoing Asian crisis, and 10-year yields fell 106 basis points.

Although European bond markets benefited from developments in Asia, the continued political move towards monetary union was the dominant theme, as reflected in the further yield convergence of higher-yielding markets towards Germany. Italian and Spanish bonds rallied strongly, and their 10-year yields fell 115 and 81 basis points, respectively. Both markets responded positively to interest-rate cuts in December, and Italy received a further boost from the final approval of its 1998 budget. Attention also shifted to those countries that may be part of the second stage of European Monetary Union, with yields in the U.K. and Sweden contracting dramatically towards Germany. Bonds in core European markets were the poorest performers, although 10-year

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.
                                                                             25

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

yields still declined by 25 to 37 basis points. However, the drop in rates in core European markets was part of an overall flattening of the curve, as yields at the short-end rose in response to monetary tightening early in the fourth quarter.

In a continuation of the trend in place during the first half of the year, bond market returns in U.S. dollar terms were significantly reduced as the dollar gained on its "safe haven" status. During the reporting period, the dollar rose
3.1 percent versus the Deutsche mark and 12.4 percent against the Japanese yen. The Australian and New Zealand dollars fared particularly poorly, falling 13.4 percent and 14.8 percent against the American dollar, respectively.

These developments resulted in a 2.5 percent return in the second half of 1997 for the J.P. Morgan Global Government Bond Index. During the period, the Fund benefited from its overweighting to higher-yielding European, Australian, Irish, and U.K. bonds. On the currency side, the Fund benefited from its overweighting to the U.S. dollar at the expense of the Japanese yen. The duration of the Fund at the end of December was 4.8 years. This slightly short duration was mainly a result of our Japanese position and was a negative factor.

Strategy changes included a reduction in exposure to Japanese bonds, with proceeds being placed in the Australian market. A position in the 5-year U.S. Treasury inflation-protected security was also purchased to take advantage of its relative cheapness. On the currency front, there was a 2 percent reduction in our underweighting of the Japanese yen in favor of the U.S. dollar. Other moves included small increases in exposure to the Spanish peseta and Swedish krona.

Although the Asian crisis will hinder economic growth, expansions in Europe and North America are expected to continue. In the United States, the Asian crisis should help lower economic growth to a more sustainable pace. This reduction, combined with the likely downward pressure on the prices of goods resulting from the increased competitiveness of Asian exporters, will act to prevent any near-term tightening on the part of the Federal Reserve. U.S. labor markets are very tight, however, and the prospect remains for increases in both U.S. wages and service-sector prices. Within Europe, inflation remains low. Competitive exchange rates to the dollar and low interest rates continue to promote a broadening of the recovery. The impact from Asia will also be less pronounced in Europe than in the United States. We therefore remain cautious about increasing interest-rate exposure in North America or Europe at the current time. In Japan, we retain the view that the exceptionally low levels of Japanese yields offer minimal value despite the dire state of its economy.

IMPORTANT FUND UPDATE
On October 23, 1997, the Trustees of the Fund approved its reorganization into the Van Kampen American Capital Global Government Securities Fund. Upon shareholder approval, the reorganization of the Fund is expected to take place prior to June 30, 1998. More information about the reorganization will be forwarded to you in a proxy statement in the near future.

Your Fund and the Van Kampen American Capital Global Government Securities Fund have similar investment objectives and similar investment policies and practices, and are managed by the same portfolio management team, with the addition of Richard B. Worley. Both funds seek a high level of current income while preserving capital, and both funds invest primarily in the debt securities of issuers located in at least three different countries in attempting to achieve their investment objectives.

J. David Germany                           Michael B. Kushma
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

Paul F. O'Brien                            Richard B. Worley
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

       FACE
     AMOUNT                                                       VALUE
      (000)                                                       (000)
-----------------------------------------------------------------------

FIXED INCOME SECURITIES (91.0%)
  AUSTRALIAN DOLLAR (4.2%)
    GOVERNMENT BONDS
 AUD    250   Government of Australia 9.00%, 9/15/04...........  $  191
        100   Government of Australia 7.50%, 9/15/09...........      72
                                                                 ------
                                                                    263
                                                                 ------
    U.S. GOVERNMENT & AGENCY OBLIGATIONS-GLOBAL
        200   Federal National Mortgage Association 6.50%,
                7/10/02........................................     133
                                                                 ------
  TOTAL AUSTRALIAN DOLLAR......................................     396
                                                                 ------
  BRITISH POUND (8.4%)
    GOVERNMENT BONDS
 GBP    300   United Kingdom 9.50%, 4/18/05....................     579
        110   United Kingdom 8.00%, 6/7/21.....................     220
                                                                 ------
  TOTAL BRITISH POUND..........................................     799
                                                                 ------
  CANADIAN DOLLAR (4.0%)
    GOVERNMENT BONDS
 CAD    300   Government of Canada 7.50%, 3/1/01...............     223
        180   Government of Canada 8.75%, 12/1/05..............     151
                                                                 ------
  TOTAL CANADIAN DOLLAR........................................     374
                                                                 ------
  DANISH KRONE (2.6%)
    GOVERNMENT BOND
 DKK  1,500   Kingdom of Denmark 8.00%, 5/15/03................     247
                                                                 ------
  GERMAN MARK (12.7%)
    CORPORATE BONDS
 DEM    150   KFW International Finace, Inc. 7.50%, 1/24/00....      88
        200   Landeskreditbank Baden-Wuerttemberg Financial
                6.63%, 8/20/03.................................     119
                                                                 ------
                                                                    207
                                                                 ------
    GOVERNMENT BONDS
        200   Deutschland Republic 6.25%, 1/4/24...............     117
        450   German Unity Fund 8.00%, 1/21/02.................     280
        450   Treuhandanstalt 7.00%, 11/25/99..................     265
        540   Treuhandanstalt 7.50%, 9/9/04....................     340
                                                                 ------
                                                                  1,002
                                                                 ------
  TOTAL GERMAN MARK............................................   1,209
                                                                 ------
  IRISH PUNT (2.6%)
    GOVERNMENT BOND
IEP     150   Government of Ireland 8.00%, 8/18/06.............     249
                                                                 ------
  ITALIAN LIRA (5.7%)
    GOVERNMENT BONDS
ITL 400,000   Buoni Poliennali Del Tes 10.00%, 8/1/03..........     276
    150,000   Buoni Poliennali Del Tes 9.50%, 1/1/05...........     104
    230,000   Buoni Poliennali Del Tes 9.50%, 2/1/06...........     163
                                                                 ------
  TOTAL ITALIAN LIRA...........................................     543
                                                                 ------

       FACE
     AMOUNT                                                       VALUE
      (000)                                                       (000)
-----------------------------------------------------------------------

  JAPANESE YEN (7.9%)
    EUROBONDS
JPY  25,000   Export Import Bank of Japan 4.38%, 10/1/03.......  $  222
     27,000   Japan Development Bank 6.50%, 9/20/01............     248
     30,000   World Bank 4.75%, 12/20/04.......................     277
                                                                 ------
  TOTAL JAPANESE YEN...........................................     747
                                                                 ------
  SPANISH PESETA (5.0%)
    GOVERNMENT BONDS
ESP  50,000   Spanish Government 8.30%, 12/15/98...............     339
     20,000   Spanish Government 7.40%, 7/30/99................     137
                                                                 ------
  TOTAL SPANISH PESETA.........................................     476
                                                                 ------
  SWEDISH KRONA (5.5%)
    GOVERNMENT BOND
SEK   4,100   Swedish Government 6.00%, 2/9/05.................     520
                                                                 ------
  UNITED STATES DOLLAR (32.4%)
    U.S. GOVERNMENT AND AGENCY OBLIGATIONS (32.4%)
    U.S. TREASURY BONDS
$       665   8.125%, 8/15/19..................................     832
         40   7.625%, 2/15/25..................................      49
                                                                 ------
                                                                    881
                                                                 ------
    U.S. TREASURY NOTES
        465   5.125%, 11/30/98.................................     463
        200   6.25%, 10/31/01..................................     204
        192   3.625%, 7/15/02 (Inflation Indexed)..............     191
      1,238   7.25%, 5/15/04...................................   1,336
                                                                 ------
                                                                  2,194
                                                                 ------
  TOTAL UNITED STATES DOLLAR...................................   3,075
                                                                 ------
TOTAL FIXED INCOME SECURITIES (COST $8,661)....................   8,635
                                                                 ------
SHORT-TERM INVESTMENT (6.8%)
  REPURCHASE AGREEMENT (6.8%)
    UNITED STATES DOLLAR
        649   Chase Securities, Inc., 5.95%, dated 12/31/97,
                due 1/2/98, to be repurchased at $649,
                collateralized by $660 U.S. Treasury Notes,
                5.625%, due 2/15/06, valued at $667 (COST
                $649)..........................................     649
                                                                 ------
FOREIGN CURRENCY (0.0%)
JPY     713   Japanese Yen (COST $6)...........................       6
                                                                 ------
TOTAL INVESTMENTS (97.8%) (COST $9,316)........................   9,290
OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)...................     203
                                                                 ------
NET ASSETS (100%)..............................................  $9,493
                                                                 ======

---------------

Inflation Indexed Security -- Security includes principal adjustment feature in which par amount adjusts with the Consumer Price Index to insulate bonds from the effects of inflation. The face amount shown is that in effect on December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                              IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  -------------  ---------  -----------------
ITL        26  $      --      1/2/98   $          --  $      --      $      --
ESP    10,000         65      1/9/98   $          68         68              3
$          29         29      1/9/98   ESP     4,345         28             (1)
AUD       500        326     1/16/98   $         338        338             12
IEP       170        242     1/16/98   $         250        250              8
SEK       540         68     1/16/98   $          69         69              1
GBP        52         85     1/16/98   $          87         87              2
$          39         39     1/16/98   CAD        55         39             --
$         176        176     1/16/98   DEM       311        173             (3)
               ---------                              ---------      ---------
               $   1,030                              $   1,052      $      22
               =========                              =========      =========

---------------

AUD   --  Australian Dollar
GBP   --  British Pound
CAD   --  Canadian Dollar
DEM   --  German Mark
IEP   --  Irish Punt
ITL   --  Italian Lira
ESP   --  Spanish Peseta
SEK   --  Swedish Krona

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

China             2.8%
Hong Kong        38.9%
India             6.4%
Indonesia         3.0%
Korea             3.1%
Malaysia          4.5%
Philippines       5.4%
Singapore        15.1%
Taiwan           15.3%
Thailand          1.6%
Other             3.9%

                                                           TOTAL RETURNS**
                                ---------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL
                                     SIX MONTHS               ONE YEAR             SINCE INCEPTION
                                ---------------------   ---------------------   ---------------------
                                  WITH       WITHOUT      WITH       WITHOUT      WITH       WITHOUT
                                  SALES       SALES       SALES       SALES       SALES       SALES
                                 CHARGE*     CHARGE      CHARGE*     CHARGE      CHARGE*     CHARGE
-----------------------------------------------------------------------------------------------------
Class A Shares                   -52.82%     -49.96%     -52.14%     -49.22%      -7.89%      -6.68%
-----------------------------------------------------------------------------------------------------
Class B+ Shares                  -52.66%     -50.17%     -52.15%     -49.64%     -25.93%     -25.01%
-----------------------------------------------------------------------------------------------------
Class C Shares                   -50.64%     -50.14%     -50.11%     -49.61%      -7.34%      -7.34%
-----------------------------------------------------------------------------------------------------
MSCI CFEF ex-Japan
Index:
  Class A & C Shares               N/A       -45.59%       N/A       -45.48%       N/A        -3.67%
  Class B Shares                   N/A       -45.59%       N/A       -45.48%       N/A       -19.84%
-----------------------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
 + Class B shares have been offered since August 1, 1995.

The Morgan Stanley Capital International (MSCI) Combined Far East Free (CFEF) ex-Japan Index is an unmanaged index of common stocks and includes Indonesia, Hong Kong, Malaysia, the Philippines, Korea, Taiwan and Thailand and assumes dividends are reinvested.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS

                                                PERCENT OF
ISSUER                              COUNTRY     NET ASSETS
------                             ---------  --------------
Cheung Kong Holdings Ltd.          Hong Kong         10.6%
HSBC Holdings plc                  Hong Kong          5.5%
Hutchinson Whampoa Ltd.            Hong Kong          5.4%
China Light & Power Co., Ltd.      Hong Kong          5.3%
Asustek Computer, Inc.              Taiwan            4.1%

TOP FIVE SECTORS
                        VALUE     PERCENT OF
SECTOR                  (000)     NET ASSETS
------                ---------  -------------
Finance               $  48,957        37.8%
Capital Equipment        19,358        14.9%
Energy                   14,948        11.5%
Consumer Goods           14,199        11.0%
Services                 12,207         9.4%

The investment objective of the Asian Growth Fund is long-term capital appreciation through investments primarily in equity securities of Asian issues, excluding Japan.

    For the six months ended December 31, 1997, the Fund generated a total return of -49.96 percent for the Class A shares at net asset value, as compared to a total return of -45.59 percent for the Morgan Stanley Capital International
(MSCI) Combined Far East Free ex-Japan Index.

Asian markets continued to witness steep losses in the second half of 1997, with the MSCI Combined Far East Free ex-Japan Index recording a decline of 45.6 percent. None of the Asian equity markets posted a positive return during the reporting period. In relative terms, the region's "best" performers were Taiwan (-26.5 percent) and Hong Kong (-31.4 percent). Five of the nine countries encompassing the Index suffered declines of more than 50 percent, including Indonesia (-75.9 percent), Korea (-70.2 percent), Malaysia (-64.2 percent), Thailand (-60.3 percent), and the Philippines (-57.8 percent).

The Asian crisis is the result of excessive credit creation throughout the region. However, the trigger for the collapse was the de-pegging of the Thai baht on July 2, a move that forced regional currencies and equity markets into vicious downward spirals. In Thailand, the devaluation in the baht was exacerbated by the country's large current-account deficit and the substantial amount of unhedged U.S.-dollar corporate loans. Despite a change of government and a bailout package led by the International Monetary Fund (IMF), the Thai stock market was down nearly 90 percent from its peak two years ago. While the IMF has been successful in closing shaky financial institutions, an absence of confidence in the Thai currency and illiquidity in most stocks led many international investors to desert Thailand's equity market.

The currency depreciation in Thailand quickly spread to other Southeast Asian countries. Most severely impacted was Indonesia. Despite significant improvements on the country's macro-economic front in recent years, the rapid erosion of domestic and foreign confidence in the economy and the rupiah brought the currency down 56 percent by year end. Indonesian corporations and banks with large exposure to U.S. dollar-denominated debt deepened the currency crisis. Meanwhile, skyrocketing domestic interest rates hastened the pace of corporate bankruptcies. The ensuing economic downturn, as well as concerns about the health of Indonesia's ailing patriarch President Suharto, dampened market sentiment as the reporting period ended.

THE COUNTRY-SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MSCI COMBINED FAR EAST FREE EX-JAPAN INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

The contagion effect that lashed Southeast Asia subsequently transmitted to Northeast Asia, with the Korean won depreciating by 47 percent. In the fourth quarter, the Korean stock market declined sharply amid concerns about the credit quality of the country's financial sector and the ability of Korean corporations to repay foreign short-term obligations. Korea's economic downturn was a result of excessive expansion and over-leverage by Korean chaebols (business conglomerates), which comprise over 70 percent of the country's gross domestic product. Several large chaebols, including Sammi, Hanbo, Kia, and Jinro, entered into court receivership with debt-to-equity ratios well above 500 percent. In the latter part of the year, the IMF stepped in and Korea was forced to undertake quick liberalization and reform measures, including the opening of its capital markets.

Even Hong Kong did not escape unscathed from the regional turmoil. Although its currency board system meant that the Hong Kong dollar remain pegged to the U.S. dollar, the cost was levied through a sharp rise in interest rates. The equity market, dominated by interest-sensitive stocks in the property and banking sectors, reversed the 20 percent return it had posted through September and plummeted to a final -25 percent performance for the year. Hong Kong property prices, among the most expensive in the world, fell 30 percent in four months as asset deflation replaced currency depreciation.

As the initial equity-market victims in ASEAN (a trade group of eight Southeast Asian nations) remain nearly 70 percent below their peaks, focus has now shifted to Northeast Asia. The imminent demise of the Korean economy (the 11th largest in the world) has awakened global investors to the risks of a worldwide contagion and begun to elicit concerted responses from the United States and the international community.

As other Asian currencies and markets fall, however, remaining markets such as Hong Kong, Singapore, and Taiwan look relatively more expensive and vulnerable. In particular, Hong Kong's currency peg to the U.S. dollar is exacting a heavy toll on its economy. There also remains a risk that an economic slowdown in China may compound the already-difficult economic conditions in Hong Kong. Should China falter, Taiwan would be seriously impacted. Already, Taiwan is experiencing weakness in its technology and electronics sectors. Any fallout in the electronics area will also cause problems for Singapore, which already is contending with the devastation of its ASEAN trading partners.

As a result of these risks, we would look to reduce our exposure to Hong Kong and China. We also seek to hedge our currency exposure to the Hong Kong dollar, the New Taiwan dollar, and the Singapore dollar. Concurrently, we would be seeking to put money to work in selected stocks in the more devastated markets that are beginning to offer compelling values for the patient investor.

We anticipate 1998 to be a very difficult year for the region. The effect of the fallout on the regional markets is just beginning to filter through to the real economy, and the year likely will be marked by corporate collapses and massive layoffs. In turn, many Asian nations could experience economic recession as well as political and social unrest.

Although there are no signs of stabilization for equity prices or currency values, and despite the ongoing crisis of confidence, the speed at which some of the regional currencies and markets are sliding would indicate a climatic condition. Under these circumstances, it is our view that now is not the time for serious investors to exit these markets. Indeed, investors with the luxury of a longer-term horizon may stand to reap massive long-term gains by capitalizing on this monumental meltdown in the Asian markets. Our strategy will be to concentrate on identifying and acquiring those companies that represent irreplaceable franchises and that are currently available at bargain-basement prices.

Vinod Sethi                                Ean Wan Chin
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------

COMMON STOCKS (95.8%)
  CHINA (2.8%)
      3,179,000   Qingling Motors Co., `H'.........................  $  1,559
         65,340   Shenzhen Fangda Co., Ltd. `B'....................        75
   (a)5,792,000   Zhejiang Expressway Co., Ltd. `H'................     1,173
   (a)2,416,000   Zhejiang Southeast Electric Power Co., Ltd.
                    `B'............................................       778
                                                                     --------
                                                                        3,585
                                                                     --------
  HONG KONG (38.9%)
      2,102,000   Cheung Kong Holdings Ltd.........................    13,767
      1,235,000   China Light & Power Co., Ltd.....................     6,853
        806,000   Dao Heng Bank Group Ltd..........................     2,013
      1,461,800   Hong Kong Telecommunications Ltd.................     3,009
        290,400   HSBC Holdings plc................................     7,158
      1,107,600   Hutchison Whampoa Ltd............................     6,947
      2,528,700   Ng Fung Hong Ltd.................................     2,659
        115,000   Shanghai Industrial Holdings Ltd.................       427
        569,900   Sun Hung Kai Properties Ltd......................     3,971
        518,000   Swire Pacific Ltd. `A'...........................     2,841
         47,000   Television Broadcasting Ltd......................       134
      1,629,000   Zhenhai Refining & Chemical Co...................       678
                                                                     --------
                                                                       50,457
                                                                     --------
  INDIA (6.4%)
        133,700   Bharat Heavy Electricals Ltd.....................     1,207
         40,000   Castrol Ltd......................................       760
         30,000   Container Corp. of India Ltd.....................       322
      (a)25,000   Hoechst Marion Roussel Ltd.......................       215
         42,000   Housing Development Finance Corp., Ltd...........     3,297
         12,800   SmithKline Beecham Consumer Healthcare Ltd.......       107
        211,450   State Bank of India..............................     1,311
        135,000   Tata Engineering & Locomotive Co., Ltd...........     1,020
                                                                     --------
                                                                        8,239
                                                                     --------
  INDONESIA (3.0%)
         68,000   Bat Indonesia (Foreign)..........................       321
        227,000   Gudang Garam (Foreign)...........................       346
      (a)57,500   Gulf Indonesia Resources Ltd. (Foreign)..........     1,265
   (a)6,445,000   Makindo Tbk (Foreign)............................     1,143
      1,123,500   Telekomunikasi (Foreign).........................       597
         34,000   Unilever Indonesia (Foreign).....................       186
                                                                     --------
                                                                        3,858
                                                                     --------
  KOREA (2.8%)
      (e)17,082   Housing & Commercial Bank GDR (Foreign)..........        90
         (d)200   Korea Mobile Telecommunications Corp.............        60
         19,537   LG Information & Communication (Foreign).........       547
      (d)27,462   Pohang Iron & Steel Ltd. (Foreign)...............       766
         80,909   Samsung Electronics Co. (Foreign)................     1,833
      (a)24,095   Samsung Electronics Co. GDR (New)................       342
                                                                     --------
                                                                        3,638
                                                                     --------
  MALAYSIA (4.5%)
        154,000   Dialog Group Bhd.................................       265
        414,400   Genting Bhd......................................     1,039
         53,000   Kuala Lumpur Kepong Bhd..........................       114
        276,000   Telekom Malaysia Bhd.............................       816

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------

      1,612,000   Tenaga Nasional Bhd..............................  $  3,440
        149,000   United Engineers Bhd.............................       124
                                                                     --------
                                                                        5,798
                                                                     --------
  PHILIPPINES (5.4%)
      3,663,496   Ayala Land, Inc. `B'.............................     1,447
   (a)2,775,000   Fil-Estate Land, Inc.............................        81
        411,965   Manila Electric `B'..............................     1,363
   (a)5,610,000   Music Corp.......................................     2,009
        786,000   San Miguel Corp. `B'.............................       960
      8,158,180   SM Prime Holdings, Inc...........................     1,209
                                                                     --------
                                                                        7,069
                                                                     --------
  SINGAPORE (15.1%)
      (a)93,600   Creative Technology Ltd..........................     2,059
        223,500   Development Bank of Singapore (Foreign)..........     1,914
        269,000   Electronic Resources Ltd.........................       274
     (a)589,000   NatSteel Ltd.....................................       757
        865,238   Oversea-Chinese Banking Corp. (Foreign)..........     5,043
        584,000   Parkway Holdings Ltd.............................     1,320
        207,400   Singapore Press Holdings (Foreign)...............     2,602
        902,000   United Overseas Bank Ltd. (Foreign)..............     5,016
        155,000   Venture Manufacturing Ltd........................       433
      (a)12,000   Want Want Holdings...............................        16
         93,000   Wing Tai Holdings Ltd............................       109
                                                                     --------
                                                                       19,543
                                                                     --------
  TAIWAN (15.3%)
     (a)319,000   Asustek Computer, Inc............................     5,055
      (a)16,600   Asustek Computer, Inc., GDR......................       265
        322,000   Cathay Construction Corp.........................       367
     (a)218,950   China Development Corp...........................       624
     (a)951,383   Compal Electronics, Inc..........................     2,770
     (a)106,000   Delpha Construction Co., Ltd.....................       159
         97,000   Delta Electronics, Inc...........................       387
      2,714,287   Far Eastern Textile, Ltd.........................     2,945
     (a)680,000   Hon Hai Precision Industry.......................     3,439
     (a)312,500   Kuoyang Construction.............................       589
     (a)338,000   Pou Chen Corp....................................     1,388
        788,000   Siliconware Precision Industries Co..............     1,860
                                                                     --------
                                                                       19,848
                                                                     --------
  THAILAND (1.6%)
         15,000   Advanced Info Service Public Co., Ltd.
                    (Foreign)......................................        72
   (a,d)115,000   Bangkok Expressway Public Co., Ltd. (Foreign)....        64
      (d)29,000   BEC World Public Co., Ltd. (Foreign).............       116
     (d)200,900   CVD Entertainment Public Co., Ltd. (Foreign).....       105
        947,700   Eastern Water Resources Development Public Co.,
                    Ltd............................................       984
      (d)68,700   Nation Multimedia Group Public Co., Ltd.
                    (Foreign)......................................        18
     (d)983,000   National Petrochemical Public Co., Ltd...........       521
      (d)35,000   Thai Storage Battery Public Co., Ltd.
                    (Foreign)......................................        29
     (d)174,900   Thai Theparos Food Product Public Co., Ltd.
                    (Foreign)......................................       169
                                                                     --------
                                                                        2,078
                                                                     --------
TOTAL COMMON STOCKS (COST $158,053)................................   124,113
                                                                     --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------

INVESTMENT COMPANY (0.3%)
  KOREA (0.3%)
      (a)58,000   Korea Fund, Inc. (COST $592).....................  $    384
                                                                     --------
TOTAL FOREIGN SECURITIES (96.1%) (COST $158,645)...................   124,497
                                                                     --------

           FACE
         AMOUNT
          (000)
---------------

FOREIGN CURRENCY (1.7%)
    HKD       5   Hong Kong Dollar.................................         1
   INR    4,694   Indian Rupee.....................................       120
    MYR      34   Malaysian Ringgit................................         9
   SGD    3,448   Singapore Dollar.................................     2,050
    TWD     571   Taiwan Dollar....................................        17
                                                                     --------
TOTAL FOREIGN CURRENCY (COST $2,206)...............................     2,197
                                                                     --------
TOTAL INVESTMENTS (97.8%) (COST $160,851)..........................   126,694
OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%).......................     2,833
                                                                     --------
NET ASSETS (100%)..................................................  $129,527
                                                                     ========

---------------

(a)   --  Non-income producing security
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
GDR   --  Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

   CURRENCY                             IN EXCHANGE
  TO DELIVER      VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
    (000)         (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
--------------  ---------  -----------  ------------  ---------  -----------------
HKD     4,634    $    598      1/2/98   $        598  $     598      $      --
MYR     4,437       1,141      1/2/98   $      1,135      1,135             (6)
PHP     9,505         235      1/2/98   $        234        234             (1)
SGD     3,623       2,155      1/2/98   $      2,163      2,163              8
HKD     7,279         939      1/5/98   $        939        939             --
MYR       702         180      1/5/98   $        180        180             --
PHP     1,501          37      1/5/98   $         37         37             --
SGD       192         115      1/5/98   $        115        115             --
THB       166           3      1/5/98   $          3          3             --
MYR     3,718         956      1/6/98   $        953        953             (3)
PHP     3,535          87      1/6/98   $         87         87             --
SGD       444         264      1/6/98   $        263        263             (1)
THB     4,583          95      1/6/98   $         95         95             --
KRW 1,861,500       1,093     2/25/98   $      1,700      1,700            607
SGD    22,204      13,105     3/18/98   $     12,985     12,985           (120)
                ---------                             ---------          -----
                $  21,003                             $  21,487      $     484
                =========                             =========          =====

---------------

HKD   --  Hong Kong Dollar
KRW   --  South Korean Won
MYR   --  Malaysian Ringgit
PHP   --  Philippine Peso
SGD   --  Singapore Dollar
THB   --  Thai Baht

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                                     PERCENT
                                                        OF
                                           VALUE       NET
INDUSTRY                                   (000)      ASSETS
--------                                  --------   --------
Finance.................................  $ 48,957      37.8%
Capital Equipment.......................    19,358      14.9
Energy..................................    14,948      11.5
Consumer Goods..........................    14,199      11.0
Services................................    12,207       9.4
Multi-Industry..........................    12,028       9.3
Materials...............................     2,800       2.2
                                          --------      ----
                                          $124,497      96.1%
                                          ========      ====

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                       7.1%
Building                      5.4%
Computers                     4.6%
Consumer--Retail              6.0%
Consumer--Staples             7.7%
Energy                        7.0%
Financial--Diversified       10.8%
Health Care                   4.9%
Insurance                     5.0%
Technology                    6.6%
Short-Term Investments        8.0%
Other                        26.9%

                                                           TOTAL RETURNS**
                                ---------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL
                                     SIX MONTHS               ONE YEAR             SINCE INCEPTION
                                ---------------------   ---------------------   ---------------------
                                  WITH       WITHOUT      WITH       WITHOUT      WITH       WITHOUT
                                  SALES       SALES       SALES       SALES       SALES       SALES
                                 CHARGE*     CHARGE      CHARGE*     CHARGE      CHARGE*     CHARGE
-----------------------------------------------------------------------------------------------------
Class A Shares                     9.98%      16.66%      28.56%      36.39%      16.74%      18.39%
-----------------------------------------------------------------------------------------------------
Class B+ Shares                   11.25%      16.25%      30.41%      35.41%      23.39%      24.30%
-----------------------------------------------------------------------------------------------------
Class C Shares                    15.24%      16.24%      34.48%      35.48%      17.47%      17.47%
-----------------------------------------------------------------------------------------------------
Russell 2500 Small Company
Index:
  Class A & C Shares               N/A        11.78%       N/A        24.35%       N/A        17.23%
  Class B Shares                   N/A        11.78%       N/A        24.35%       N/A        20.63%
-----------------------------------------------------------------------------------------------------
S&P 500 Index:
  Class A & C Shares               N/A        10.58%       N/A        33.36%       N/A        22.01%
  Class B Shares                   N/A        10.58%       N/A        33.36%       N/A        28.00%
-----------------------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
 + Class B shares have been offered since August 1, 1995.

The Russell 2500 Small Company
Index and S&P 500 Index are
unmanaged indices of common
stocks. The S&P 500 Index assumes
dividends are reinvested.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS

                                                      PERCENT OF
ISSUER                                 SECTOR         NET ASSETS
------                          --------------------  ----------
NBTY, Inc.                       Consumer--Staples         1.8%
Valassis Communications, Inc.      Communications          1.6%
Universal Corp.                  Consumer--Staples         1.5%
DIMON, Inc.                      Consumer--Staples         1.4%
Storage Technology Corp.             Computers             1.3%

TOP FIVE SECTORS
                                 VALUE   PERCENT OF
SECTOR                           (000)   NET ASSETS
------                          -------  ----------
Financial--Diversified          $30,913      10.8%
Consumer--Staples                22,234       7.7%
Banking                          20,386       7.1%
Energy                           20,243       7.0%
Technology                       19,077       6.6%

The American Value Fund invests in domestic small- to- medium-sized companies that our research indicates are undervalued, of high quality, and will have the potential to reward the shareholder through high current dividend income. The Fund's disciplined value approach seeks to outperform the Russell 2500 Small Company Index in the longer term. We believe our emphasis on high-quality companies and high-yielding securities will help the Fund perform particularly well in difficult markets.

Our stock selection process favors companies that offer the best value when looking at the trade-off between the price/earnings ratio and the earnings growth rate. Among the companies offering attractive value, we generally favor those with improving near-term business prospects relative to investor expectations. As a way of helping to control risk, the Fund is diversified across the major economic sectors.

For the six months ended December 31, 1997, the Fund generated a total return of
16.66 percent for Class A shares at net asset value, as compared to a total return of 11.78 percent for the Russell 2500 Small Company Index and 10.58 percent for the Standard & Poor's 500-Stock Index.

The Fund's relative performance during the reporting period benefited from stock selection in the finance sector. In particular, North Fork Bancorporation, First of America Bank, and Nationwide Financial Services posted strong returns. Also, the Fund's overweight in energy service stocks (a position that we reduced after the first half of the reporting period) contributed positively to relative performance. Stocks from the food and tobacco sector, including NBTY (vitamins) and Universal (tobacco leaf processing), also produced solid returns. The Fund's underweight in the electric utility sector, as well as mediocre performance from some of our health-care service stocks, had a negative effect on relative returns.

We reduced our bank and thrift holdings toward the end of the reporting period as valuations in the group became expensive. Within the finance sector, we reinvested the bank and thrift proceeds into real estate investment trusts (REITs). Among cyclical stocks, we increased the Fund's presence in housing and furniture-related holdings, while maintaining our underweight in the basic resources sector.

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

Looking to the future, we believe that returns may fall short of the very strong performance the stock market has delivered during the past three years. While corporate earnings should continue to increase, we believe that the growth rate for corporate profits may decelerate. In this environment, careful attention to earnings risk will become increasingly important. Be assured that this is an area that we monitor closely. But while overall corporate earnings growth may be slowing, we continue to find undervalued stocks that have favorable earnings prospects. Given the availability of such investments, we remain optimistic about the Fund's long-term future. We also recognize, however, that volatility may increase in the near term.

Chris Leavy                  William B. Gerlach           Gary G. Schlarbaum
PORTFOLIO MANAGER            PORTFOLIO MANAGER            PORTFOLIO MANAGER

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------

COMMON STOCKS (92.7%)
  AEROSPACE (1.3%)
 (a)29,800   Alliant Techsystems, Inc.........................  $  1,661
 (a)20,600   Coltec Industries, Inc...........................       478
     5,300   Doncasters plc ADR...............................       112
 (a)36,300   Hexcel Corp......................................       905
    10,100   Precision Castparts Corp.........................       609
  (a)2,700   Triumph Group, Inc...............................        90
                                                                --------
                                                                   3,855
                                                                --------
  BANKING (7.1%)
    21,500   Affiliated Community Bancorp, Inc................       812
     5,500   AmSouth Bancorp..................................       299
     9,868   Associated Banc-Corp.............................       544
 (a)21,700   Cadillac Fairview Corp...........................       510
    16,800   City National Corp...............................       621
    61,500   Colonial BancGroup, Inc..........................     2,118
    15,200   Comerica, Inc....................................     1,372
    17,000   Community First Bankshares, Inc..................       905
    28,500   Compass Bancshares, Inc..........................     1,247
    51,400   Dime Bancorp, Inc................................     1,555
    40,000   First Savings Bank of Washington Bancorp, Inc....     1,100
    12,400   Franchise Mortgage Acceptance Co., L.L.C.........       228
    16,200   Long Island Bancorp, Inc.........................       804
    18,100   MAF Bancorp, Inc.................................       640
    53,000   North Fork Bancorp, Inc..........................     1,779
     7,919   Peoples Heritage Financial Group, Inc............       364
     3,400   Prime Bancshares, Inc............................        71
    60,900   Trans Financial, Inc.............................     2,368
    34,800   Webster Financial Corp...........................     2,314
    10,000   Western Bancorp..................................       330
     6,500   Wilmington Trust Corp............................       405
                                                                --------
                                                                  20,386
                                                                --------
  BUILDING (5.4%)
(a)119,300   AFC Cable Systems, Inc...........................     3,549
    74,600   Essex International, Inc.........................     2,219
    43,400   General Cable Corp...............................     1,571
    57,000   Lone Star Industries, Inc........................     3,028
    34,100   Southdown, Inc...................................     2,012
 (a)53,000   Superior TeleCom, Inc............................     1,832
 (a)28,100   USG Corp.........................................     1,377
                                                                --------
                                                                  15,588
                                                                --------
  CAPITAL GOODS (2.5%)
   115,400   AGCO Corp........................................     3,375
    15,900   Case Corp........................................       961
    48,300   Flowserve Corp...................................     1,349
    11,400   IRI International Corp...........................       160
    12,500   Stoneridge, Inc..................................       200
     7,900   Tecumseh Products 'A'............................       385
    18,500   Trinity Industries, Inc..........................       826
                                                                --------
                                                                   7,256
                                                                --------
  CHEMICALS (1.6%)
   108,300   Crompton & Knowles Corp..........................     2,870
    34,200   Lubrizol Corp. (The).............................     1,261
 (a)17,400   Quaker Chemical Corp.............................       329
                                                                --------
                                                                   4,460
                                                                --------

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------

  COMMUNICATIONS (2.6%)
  (a)6,100   Hirsch International Corp. 'A'...................  $    134
    68,400   Journal Register Co..............................     1,436
    21,200   McClatchy Newspapers, Inc........................       576
 (a)39,200   Nextel Communications Inc., 'A'..................     1,019
(a)121,600   Valassis Communications, Inc.....................     4,499
                                                                --------
                                                                   7,664
                                                                --------
  COMPUTERS (4.6%)
 (a)71,400   Apex PC Solutions, Inc...........................     1,580
  (a)7,700   Box Hill Systems Corp............................        80
 (a)51,300   CHS Electronics, Inc.............................       879
    17,300   Elbit Systems Ltd................................       238
 (a)38,500   InaCom Corp......................................     1,080
    23,200   Quantum Corp.....................................       465
 (a)26,800   SCI Systems, Inc.................................     1,168
 (a)29,000   SMART Modular Technologies, Inc..................       667
    61,300   Storage Technology Corp..........................     3,797
 (a)55,600   Stratus Computer, Inc............................     2,102
 (a)14,400   Tech Data Corp...................................       560
 (a)38,600   Western Digital Corp.............................       620
                                                                --------
                                                                  13,236
                                                                --------
  CONSUMER--DURABLES (4.1%)
    30,300   Arvin Industries, Inc............................     1,009
    42,700   Dan River, Inc. 'A'..............................       702
     9,300   Dana Corp........................................       442
 (a)22,300   Datascope Corp...................................       577
(a)153,400   Furniture Brands Internatioanl, Inc..............     3,145
    48,200   I.C. Isaacs & Co., Inc...........................       488
    13,200   Interface, Inc...................................       383
 (a)27,100   Lear Corp........................................     1,287
   101,800   MascoTech, Inc...................................     1,871
    48,700   Windmere-Durable Holdings, Inc...................     1,099
 (a)25,900   VWR Scientific Products Corp.....................       732
                                                                --------
                                                                  11,735
                                                                --------
  CONSUMER--RETAIL (6.0%)
 (a)13,900   Brylane, Inc.....................................       685
    26,500   Claire's Stores, Inc.............................       515
  (a)1,600   Day Runner, Inc..................................        65
  (a)8,200   Fred Meyer, Inc..................................       298
 (a)80,800   Goody's Family Clothing, Inc.....................     2,197
    27,900   Hughes Supply, Inc...............................       975
 (a)22,000   Neiman Marcus Group, Inc. (The)..................       666
     5,300   Novel Denim Holdings, Ltd........................       106
(a)140,700   Office Depot, Inc................................     3,368
 (a)17,100   Polo Ralph Lauren Corp...........................       416
    93,500   Ross Stores, Inc.................................     3,401
    52,200   Russ Berrie & Co., Inc...........................     1,370
 (a)20,700   Stage Stores, Inc................................       774
    34,700   TJX Companies, Inc...............................     1,193
    16,200   VF Corp..........................................       744
 (a)21,000   Zale Corp........................................       483
                                                                --------
                                                                  17,256
                                                                --------
  CONSUMER--SERVICE & GROWTH (1.2%)
     4,800   Hertz Corp. 'A'..................................       193
(a)105,200   Prime Hospitality Corp...........................     2,143

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------

  CONSUMER--SERVICE & GROWTH (CONT.)
 (a)23,300   Renters Choice, Inc..............................  $    478
    41,200   Select Appointments Holdings Public Ltd., Co.
               ADR............................................       752
                                                                --------
                                                                   3,566
                                                                --------
  CONSUMER--STAPLES (7.7%)
  (a)5,300   Beringer Wine Estates Holdings, Inc. 'B'.........       201
 (a)82,500   Blyth Industries, Inc............................     2,470
 (a)38,000   Consolidated Cigar Holdings, Inc.................     1,047
 (a)19,600   CTB International Corp...........................       279
    15,000   Dean Foods Co....................................       893
   157,200   DIMON, Inc.......................................     4,127
    50,800   Fresh Del Monte Produce Inc......................       743
    23,100   General Cigar Holdings, Inc......................       492
    40,400   Interstate Bakeries Corp.........................     1,510
(a)154,600   NBTY, Inc........................................     5,160
    13,600   Richfood Holdings, Inc...........................       384
     8,700   Schweitzer-Mauduit International, Inc............       324
    16,000   Standard Commercial Corp.........................       265
   105,500   Universal Corp...................................     4,339
                                                                --------
                                                                  22,234
                                                                --------
  ENERGY (7.0%)
    22,900   Apache Corp......................................       803
  (a)8,500   BJ Services Co...................................       611
     1,800   Black Hills Corp.................................        63
 (a)27,700   Cooper Cameron Corp..............................     1,690
    39,100   Diamond Offshore Drilling, Inc...................     1,882
  (a)8,500   EVI, Inc.........................................       440
 (a)86,300   Global Industries, Ltd...........................     1,467
 (a)27,400   Marine Drilling Cos, Inc.........................       569
    16,200   National Fuel Gas Co.............................       789
    14,700   Nicor, Inc.......................................       620
  (a)7,500   Noble Affiliates, Inc............................       264
    84,800   Noble Drilling Corp..............................     2,597
  (a)8,200   NS Group, Inc....................................       140
 (a)20,600   Ocean Energy, Inc................................     1,016
 (a)28,900   Precision Drilling Corp..........................       704
     6,300   Stolt Comex Seaway, S.A..........................       315
    21,300   Sun Co., Inc.....................................       896
    35,200   Transocean Offshore, Inc.........................     1,696
     8,900   Ultramar Diamond Shamrock Corp...................       284
 (a)11,600   United Meridian Corp.............................       326
 (a)36,100   Varco International, Inc.........................       774
    44,700   Vintage Petroleum, Inc...........................       849
    14,000   Washington Gas Light Co..........................       433
 (a)23,200   Weatherford Enterra, Inc.........................     1,015
                                                                --------
                                                                  20,243
                                                                --------
  ENTERTAINMENT (0.1%)
  (a)9,300   Imax Corp........................................       205
                                                                --------
  FINANCIAL--DIVERSIFIED (10.8%)
    18,600   A.G. Edwards, Inc................................       739
 (a)25,300   AmeriCredit Corp.................................       700
    27,600   Bear Stearns Companies, Inc......................     1,311
    49,500   CIT Group, Inc. (The) 'A'........................     1,596
    10,000   CMAC Investment Corp.............................       604
    43,400   Cousins Properties, Inc. REIT....................     1,272

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------

    32,900   Crescent Real Estate Equities Co. REIT...........  $  1,295
 (a)34,300   Delta Financial Corp.............................       459
    34,600   Developers Diversified Realty Corp...............     1,323
    54,300   Duke Realty Investment, Inc. REIT................     1,317
    13,125   Equity Residential Properties Trust..............       664
    45,100   Felcor Suite Hotels, Inc. REIT...................     1,601
 (a)27,200   First Alliance Corp..............................       500
    35,000   First Washinton Realty Trust, Inc................       963
    15,600   Franklin Resources, Inc..........................     1,356
    26,500   Glenborough Realty Trust, Inc....................       785
     6,800   Hartford Life, Inc. 'A'..........................       308
    12,900   Irvine Apartment Communities, Inc. REIT..........       410
    38,000   JDN Realty Corp..................................     1,230
    46,900   Kilroy Realty Corp. REIT.........................     1,348
    37,200   Kimco Realty Corp................................     1,311
     8,900   Lehman Brothers Holdings, Inc....................       454
 (a)79,100   Lexington Corporate Properties, Inc..............     1,221
    48,600   Liberty Property Trust, REIT.....................     1,388
    30,000   Mack-Cali Realty Corp............................     1,230
    58,500   Manufactured Home Communities, Inc. REIT.........     1,580
    32,000   Money Store, Inc. (The)..........................       672
    16,300   Nationwide Health Properties, Inc................       416
     3,400   Post Properties, Inc.............................       138
    19,400   Security Capital Group Inc. 'B'..................       631
     9,600   Security Capital Industrial Trust................       239
    12,400   SL Green Realty Corp.............................       322
    30,600   Spieker Properties, Inc. REIT....................     1,312
  (a)8,200   T&W Financial Corp...............................       136
     5,250   Wellsford Realty Properties Inc..................        82
                                                                --------
                                                                  30,913
                                                                --------
  HEALTH CARE (4.9%)
    17,500   Bergen Brunswig Corp., 'A'.......................       737
 (a)25,800   Del Global Technologies Corp.....................       258
  (a)4,000   Dental Care Alliance, Inc........................        42
 (a)32,200   ESC Medical Systems Ltd..........................     1,248
 (a)81,200   FPA Medical Management, Inc......................     1,512
(a)108,500   Healthdyne Technologies, Inc.....................     2,211
 (a)27,300   Hologic, Inc.....................................       565
    26,800   ICN Pharmaceuticals, Inc.........................     1,308
  (a)9,200   Laser Industries, Ltd............................       252
    39,300   Mylan Laboratories, Inc..........................       823
 (a)40,800   Physician Sale & Service, Inc....................       877
 (a)13,600   Universal Health Services, Inc...................       685
(a)128,000   VIVUS, Inc.......................................     1,360
 (a)10,600   Watson Pharmaceuticals, Inc......................       344
 (a)45,800   Wellpoint Health Networks, Inc...................     1,935
                                                                --------
                                                                  14,157
                                                                --------
  INDUSTRIAL (1.3%)
    13,200   Ameron, Inc......................................       835
    19,500   Barnes Group, Inc................................       444
(a)160,600   Philip Services Corp.............................     2,309
                                                                --------
                                                                   3,588
                                                                --------
  INSURANCE (5.0%)
    58,258   AmerUs Life Holdings, Inc. 'A'...................     2,148
 (a)79,000   Bethlehem Steel Corp.............................       681
 (a)56,400   ESG Re Ltd.......................................     1,325

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------

  INSURANCE (CONT.)
    56,100   Everest Reinsurance Holdings, Inc................  $  2,314
    39,400   EXEL Ltd.........................................     2,497
    54,900   Nationwide Financial Services, Inc., 'A'.........     1,983
    19,200   Old Republic International Corp..................       714
    16,600   Reliance Group Holdings, Inc.....................       234
 (a)78,600   Stirling Cooke Browm Holdings Ltd................     1,926
    10,200   Torchmark Corp...................................       429
                                                                --------
                                                                  14,251
                                                                --------
  METALS (1.7%)
    88,300   AK Steel Holding Corp............................     1,562
    76,200   Barrick Gold Corp................................     1,419
    72,600   Homestake Mining Co..............................       644
 (a)46,900   NatSteel Corp. 'B'...............................       542
    22,700   USX-U.S. Steel Group, Inc........................       709
                                                                --------
                                                                   4,876
                                                                --------
  MISCELLANEOUS (0.9%)
    39,800   S & P Mid Cap 400 Depositary Receipts............     2,550
                                                                --------
  PAPER & PACKAGING (0.4%)
  (a)7,500   Owens-Illinois, Inc..............................       284
    27,500   P.H. Glatfelter Co...............................       512
    10,900   Potlatch Corp....................................       469
                                                                --------
                                                                   1,265
                                                                --------
  RESTAURANTS (0.7%)
    53,700   Applebee's International, Inc....................       970
    80,000   Friendly Ice Cream Corp..........................       930
                                                                --------
                                                                   1,900
                                                                --------
  SERVICES (3.1%)
 (a)18,000   AccuStaff, Inc...................................       414
    20,300   Bowne & Co.......................................       810
 (a)49,600   CDI Corp.........................................     2,269
    38,000   Danka Business Systems plc.......................       606
  (a)5,300   Data Processing Resources Corp...................       135
 (a)14,900   Fiserv, Inc......................................       732
    27,000   Herman Miller, Inc...............................     1,473
    26,800   Ogden Corp.......................................       755
     1,000   True North Communications, Inc...................        25
  (a)8,100   USA Waste Services, Inc..........................       318
 (a)67,700   U.S. Office Products Co..........................     1,329
                                                                --------
                                                                   8,866
                                                                --------
  TECHNOLOGY (6.6%)
  (a)1,600   Aspen Technologies, Inc..........................        55
 (a)69,400   Avid Technology, Inc.............................     1,856
 (a)60,600   Boston Technology, Inc...........................     1,522
(a)113,000   Cidco, Inc.......................................     2,204
 (a)41,700   Comverse Technology, Inc.........................     1,626
  (a)3,400   Electro Scientific Industries, Inc...............       129
 (a)12,000   Electronics for Imaging, Inc.....................       200
 (a)48,600   Etec Systems, Inc................................     2,260
 (a)93,700   HMT Technology Corp..............................     1,218
 (a)13,300   KLA-Tencor Corp..................................       514
 (a)13,800   Lattice Semiconductor Corp.......................       654

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------

 (a)38,700   MicroAge, Inc....................................  $    583
 (a)62,500   Procom Technology, Inc...........................       988
    16,000   Park Electrochemical Corp........................       454
 (a)10,400   Semitool, Inc....................................       136
(a)108,900   Symantec Corp....................................     2,389
    27,750   Tektronix, Inc...................................     1,101
 (a)34,900   Teradyne, Inc....................................     1,117
  (a)1,800   Veritas DGC, Inc.................................        71
                                                                --------
                                                                  19,077
                                                                --------
  TRANSPORTATION (3.0%)
    38,800   Air Express International Corp...................     1,183
    36,400   Arnold Industries, Inc...........................       628
 (a)92,200   Atlas Air, Inc...................................     2,213
     5,700   C.H. Robinson Worldwide, Inc.....................       128
    66,900   CNF Transportation, Inc..........................     2,567
 (a)15,000   Jevic Transportation, Inc........................       242
  (a)8,900   Midway Airlines, Corp............................       135
    43,000   USFreightways Corp...............................     1,398
                                                                --------
                                                                   8,494
                                                                --------
  UTILITIES (3.1%)
 (a)22,900   CalEnergy Co., Inc...............................       658
    18,000   Cinergy Corp.....................................       690
    10,500   Eastern Entreprises..............................       472
    26,200   Illinova Corp....................................       706
    16,800   Minnesota Power & Light Co.......................       732
    28,400   New Century Energies, Inc........................     1,361
    21,200   New York State Electric & Gas Corp...............       753
    16,300   ONEOK, Inc.......................................       658
    22,200   Pinnacle West Capital Corp.......................       941
    45,200   Public Service Co. of New Mexico.................     1,071
     5,300   SJW Corp.........................................       321
    19,600   Washington Water Power Co........................       476
                                                                --------
                                                                   8,839
                                                                --------
TOTAL COMMON STOCKS (COST $251,360)...........................   266,460
                                                                --------

      FACE
    AMOUNT
     (000)
----------

SHORT-TERM INVESTMENT (8.0%)
  REPURCHASE AGREEMENT (8.0%)
$   22,945   Chase Securities, Inc., 5.95%, dated 12/31/97,
               due 1/2/98, to be repurchased at $22,953,
               collateralized by $23,205 U.S. Treasury Notes,
               5.25%, due 1/31/01, valued at $23,432 (COST
               $22,945).......................................    22,945
                                                                --------
TOTAL INVESTMENTS (100.7%) (COST $274,305)....................   289,405
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%).................    (2,156)
                                                                --------
NET ASSET (100%)..............................................  $287,249
                                                                ========

---------------

(a)   --  Non-income producing security
ADR   --  American Depositary Receipt
REIT  --  Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                   VALUE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Equipment                      25.0%
Consumer Products--Miscellaneous       25.8%
Energy                                  7.5%
Finance                                18.0%
Materials                               4.7%
Services                                4.8%
Short-Term Investments                 14.2%

                            TOTAL RETURNS
                           SINCE INCEPTION
                             (7/7/97)**
                          -----------------
                           WITH      WITHOUT
                          SALES      SALES
                          CHARGE*    CHARGE
-------------------------------------------
Class A Shares            -4.02%      1.84%
-------------------------------------------
Class B Shares            -3.49%      1.51%
-------------------------------------------
Class C Shares             0.43%      1.43%
-------------------------------------------
S&P 500 Index:             N/A        7.27%
-------------------------------------------

 * The returns above with sales charge are calculated using the applicable sales charge for Class A shares and applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

The S&P 500 Index is an unmanaged index of common stocks. The S&P 500 Index assumes dividends are reinvested.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS

                                                      PERCENT OF
ISSUER                                 SECTOR         NET ASSETS
------                          --------------------  ----------
Ford Motor Co.                  Consumer Products--        3.2%
                                   Miscellaneous
International Business          Consumer Products--
 Machines Corp.                    Miscellaneous           2.7%
Aeroquip-Vickers, Inc.           Capital Equipment         2.2%
Philip Morris Cos., Inc.        Consumer Products--        2.1%
                                   Miscellaneous
Goodyear Tire & Rubber Co.       Capital Equipment         2.0%

TOP FIVE SECTORS
                                 VALUE   PERCENT OF
SECTOR                           (000)   NET ASSETS
------                          -------  ----------
Consumer Products-
 Miscellaneous                  $54,328      25.8%
Capital Equipment                52,475      25.0%
Finance                          37,821      18.0%
Energy                           15,723       7.5%
Services                         10,178       4.8%

The Value Fund seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks and other equity securities that we believe to be relatively undervalued based on various risk measures such as price/earnings ratios and price/book ratios. We try to buy companies with average or better-than-average profitability and revenue growth, but below-average valuations.

For the period from inception of the portfolio on July 7, 1997 through December 31, 1997, the Fund generated a total return of 1.84 percent for Class A shares at net asset value, as compared to a total return of 7.27 percent for the S&P 500 Index.

Both sector allocation and stock selection contributed to a performance shortfall, particularly during the later stages of the reporting period. Our significant underweightings in such traditionally defensive sectors of the market--such as health care, beverages, personal care products, and telephone and consumer services--penalized relative returns. Fears of a global economic slowdown caused by the crisis in Asia generated strong interest in defensive stocks and created a strong aversion to economically sensitive sectors of the market. Poor stock selection in the financial services, heavy industry, health care, and retail sectors also negatively impacted our performance.

Most active managers struggled in 1997, with about 90 percent of all equity mutual funds falling behind the S&P 500. The past year represented the third consecutive year (and the only consecutive three-year period since 1958) in which the market-weighted S&P 500 significantly outperformed an equal-weighted version of the same Index. Also, because of valuation considerations, our portfolio remains somewhat smaller and more economically sensitive than the Index. Nearly 46 percent of our portfolio holdings are invested in companies with market-capitalizations of less than $5 billion, versus only about 8 percent for the S&P 500.

Our current portfolio characteristics reflect our commitment to investing in stocks with low price/ earnings ratios. Our portfolio's projected P/E ratio for the next 12 months is 12.5, versus 18.1 for the

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
                                                                             39

                                 MORGAN STANLEY
                                   VALUE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

S&P 500. Our price/sales ratio, another important valuation parameter in our investment process, is 76 percent, compared to 151 percent for the Index. The Fund's price/cash flow and price/book value ratios also are at significant discounts to the market.

Typically, our portfolio maintains growth and profitability characteristics that approach the Index. Unfortunately, growth is now generally too expensive for us to own while still adhering to our valuation restrictions. And because of the current global economic uncertainty, growth and defensive stocks have become richly priced as well. Our portfolio maintains a projected secular (long-term) growth rate of 11 percent, versus 13.4 percent for the Index, and a current return on equity of 17.4 percent against 22.4 percent for the benchmark.

We remain cautious about the outlook for U.S. stocks during the coming year. The cumulative return of the S&P 500 during the three-year period from 1995 to 1997 is 125 percent. Since 1945, stocks have climbed by that amount in any consecutive three-year period on only two previous occasions, and each of those rallies began from considerably lower valuation levels. However, there are fundamental reasons supporting the current bull run, including lower-than-expected inflation, exceptional cash flows into equities, healthy merger and acquisition activity, reasonable profit growth, and a strong bond market.

Many of these factors may persist through 1998. But because we enter the new year with very high P/E ratios and unprecedented price/sales, price/book value and price/dividend ratios, much if not all of these fundamental improvements appear to be priced into current market levels. Should these ideal conditions change for the worse, equity prices would almost certainly come under some pressure.

Our fundamental, top-down outlook is for continued low inflation and interest rates through 1998. Our concerns revolve around corporate profitability and asset allocation issues. With demand moderating, labor costs rising, and the dollar climbing, many large multinational companies (which dominate the S&P 500) may find it difficult to increase their already historically high levels of profitability. Revenue growth for the average company has slowed to around 5 percent, and appears to be decelerating as we head into the new year. Expectations of 10 to 12 percent long-term profit growth are built into current valuations, and 1998 could be the first year in some time that profitability is disappointing.

Regarding asset allocation, both household and institutional equity ownership as a percentage of financial assets is approaching historically peak levels. In this new era, investors might continue to buy during each dip in the market, believing that every correction represents a new opportunity to increase equity exposure and, therefore, historical asset allocation guidelines are obsolete. But if not, stock market valuations cannot well tolerate significant liquidations from retail or institutional investors. If something happens to "break the spell," it is a long way down to average valuations from today's market levels.

While the equity market in general appears quite expensive to us, valuations in our low P/E universe of stocks look reasonable. The Fund's 12.5 P/E ratio includes many high-quality industrial franchise companies selling for less than 10 times 1998 estimated earnings. On either a relative or absolute basis, these valuations are very cheap, and valuation divergences between many economically sensitive companies and the broad market have never been wider. We do not know what type of economy 1998 will deliver, and we can't predict with certainty what kind of scenario will generate interest in economically sensitive stocks. However, we do know that on a fundamental basis, many of our companies have never been better positioned to profit, grow, and create shareholder value. The stock market may continue to ignore the type of businesses that dominate our portfolio for a while longer, but over time we believe our patience and commitment to value will be handsomely rewarded.

Richard Behler               Nicholas Kovich              Robert Marcin
PORTFOLIO MANAGER            PORTFOLIO MANAGER            PORTFOLIO MANAGER

                                 MORGAN STANLEY
                                   VALUE FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

COMMON STOCKS (85.8%)
  CAPITAL EQUIPMENT (25.0%)
    AEROSPACE & MILITARY TECHNOLOGY (1.1%)
       (a)18,140   AMR Corp.........................................  $  2,331
                                                                      --------
    CHEMICALS--DIVERSIFIED (2.8%)
          20,600   Dow Chemical Co..................................     2,091
          28,210   Du Pont (EI) de Nemours Co.......................     1,694
          22,060   Rohm & Haas Co...................................     2,112
                                                                      --------
                                                                         5,897
                                                                      --------
    CONSTRUCTION & HOUSING (0.9%)
          52,820   Owens Corning....................................     1,802
                                                                      --------
    ELECTRICAL & ELECTRONICS (1.4%)
          37,990   Entergy Corp.....................................     1,137
           3,712   Raytheon Co., 'A'................................       183
          35,770   Tecumseh Products Co. 'A'........................     1,744
                                                                      --------
                                                                         3,064
                                                                      --------
    ELECTRONIC COMPONENTS--MISCELLANEOUS (2.3%)
       (a)53,060   Arrow Electronics, Inc...........................     1,721
          37,180   DTE Energy Co....................................     1,290
          47,410   Tektronix, Inc...................................     1,882
                                                                      --------
                                                                         4,893
                                                                      --------
    ENERGY EQUIPMENT & SERVICES (1.7%)
          59,200   Cummins Engine...................................     3,497
                                                                      --------
    INDUSTRIAL COMPONENTS (4.4%)
          96,090   Aeroquip-Vickers, Inc............................     4,714
          57,730   Beckman Instruments, Inc.........................     2,309
          50,425   Parker-Hannifin Corp.............................     2,313
                                                                      --------
                                                                         9,336
                                                                      --------
    MACHINERY & ENGINEERING (5.4%)
          69,300   Case Corp........................................     4,188
          26,300   Caterpillar, Inc.................................     1,277
           9,460   Deere & Co.......................................       552
          80,060   Harnischfeger Industries, Inc....................     2,827
          47,350   Kennametal, Inc..................................     2,453
                                                                      --------
                                                                        11,297
                                                                      --------
    MANUFACTURING (3.7%)
          22,800   Eaton Corp.......................................     2,035
       (a)22,010   FMC Corp.........................................     1,482
          66,400   Goodyear Tire & Rubber Co........................     4,225
                                                                      --------
                                                                         7,742
                                                                      --------
    OFFICE EQUIPMENT (0.4%)
          22,870   Standard Register Co.............................       795
                                                                      --------
    PROFESSIONAL SERVICES (0.9%)
         121,370   Olsten Corp......................................     1,821
                                                                      --------
  TOTAL CAPITAL EQUIPMENT...........................................    52,475
                                                                      --------
  CONSUMER PRODUCTS--MISCELLANEOUS (25.8%)
    AUTOMOBILES (6.6%)
          39,390   Dana Corp........................................     1,871
         137,530   Ford Motor Co....................................     6,696

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

          59,080   General Motors Corp..............................  $  3,582
          34,260   TRW, Inc.........................................     1,828
                                                                      --------
                                                                        13,977
                                                                      --------
    COMPUTERS/SOFTWARE (4.5%)
          53,400   International Business Machines Corp.............     5,584
       (a)53,030   Seagate Technology, Inc..........................     1,021
       (a)73,600   Stratus Computer, Inc............................     2,783
                                                                      --------
                                                                         9,388
                                                                      --------
    CONSUMER PRODUCTS--MISCELLANEOUS (1.0%)
          48,700   Quantum Corp.....................................       977
          41,510   Tupperware Corp..................................     1,157
                                                                      --------
                                                                         2,134
                                                                      --------
    HEALTHCARE SUPPLIES & SERVICES (2.8%)
          13,180   Bergen Brunswig Corp., 'A'.......................       555
          77,670   Columbia HCA/Healthcare Corp.....................     2,301
          46,610   Mallinckrodt, Inc................................     1,771
       (a)41,910   Maxicare Health Plans, Inc.......................       456
       (a)34,100   Vencor, Inc......................................       833
                                                                      --------
                                                                         5,916
                                                                      --------
    RECREATION, OTHER CONSUMER GOODS (0.5%)
       (a)23,100   Wellpoint Health Networks, Inc...................       976
                                                                      --------
    RETAIL--MAJOR DEPARTMENT STORES (3.9%)
          41,520   Dillards Inc. 'A'................................     1,464
       (a)50,410   Federated Department Stores......................     2,171
          60,100   Sears, Roebuck & Co..............................     2,720
       (a)58,440   Toys 'R' Us, Inc.................................     1,837
                                                                      --------
                                                                         8,192
                                                                      --------
    TEXTILES & APPAREL (2.7%)
          43,830   Russell Corp.....................................     1,164
          33,620   Springs Industries, Inc. 'A'.....................     1,748
          58,740   VF Corp..........................................     2,698
                                                                      --------
                                                                         5,610
                                                                      --------
    TOBACCO (3.8%)
          99,040   Philip Morris Cos., Inc..........................     4,488
          94,840   RJR Nabisco Holdings Corp........................     3,557
                                                                      --------
                                                                         8,045
                                                                      --------
  TOTAL CONSUMER PRODUCTS--MISCELLANEOUS............................    54,238
                                                                      --------
  ENERGY (7.5%)
    ELECTRIC--INTEGRATED (1.6%)
          22,870   Cinergy Corp.....................................       876
          19,100   Duke Power Co....................................     1,058
          32,240   GPU, Inc.........................................     1,358
                                                                      --------
                                                                         3,292
                                                                      --------
    OIL & GAS (5.9%)
          24,080   Amoco Corp.......................................     2,050
          28,110   Atlantic Richfield Co............................     2,252
          47,960   Phillips Petroleum Co............................     2,332
          43,630   Repsol S.A. ADR..................................     1,857

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                   VALUE FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

    OIL & GAS (CONT.)
          51,870   Ultramar Diamond Shamrock Corp...................  $  1,653
          66,900   YPF ADR..........................................     2,287
                                                                      --------
                                                                        12,431
                                                                      --------
  TOTAL ENERGY......................................................    15,723
                                                                      --------
  FINANCE (18.0%)
    BANKING (4.2%)
          21,210   Bank of New York Co., Inc........................     1,226
          32,520   Chase Manhattan Corp.............................     3,561
          17,030   Citicorp.........................................     2,153
          16,320   Republic New York Corp...........................     1,864
                                                                      --------
                                                                         8,804
                                                                      --------
    FINANCIAL SERVICES (3.3%)
          32,040   American General Corp............................     1,732
          16,200   CIGNA Corp.......................................     2,803
          19,650   Crestar Financial Corp...........................     1,120
          23,040   Fannie Mae.......................................     1,315
                                                                      --------
                                                                         6,970
                                                                      --------
    INSURANCE (5.5%)
          31,540   Allstate Corp....................................     2,866
          19,340   Chubb Corp.......................................     1,463
          24,420   Hartford Financial Services Group................     2,285
          49,370   Old Republic International Corp..................     1,836
          46,060   TIG Holdings, Inc................................     1,528
          22,865   Transatlantic Holdings, Inc......................     1,635
                                                                      --------
                                                                        11,613
                                                                      --------
    LIFE/HEALTH INSURANCE (1.0%)
          49,780   Reliastar Financial Corp.........................     2,050
                                                                      --------
    REINSURANCE (1.1%)
          54,510   Everest Reinsurance Holdings, Inc................     2,249
                                                                      --------
    SUPER-REGIONAL BANKS--U.S. (2.9%)
          77,989   First Union Corp. (N.C.).........................     3,997
          35,260   Mellon Bank Corp.................................     2,138
                                                                      --------
                                                                         6,135
                                                                      --------
  TOTAL FINANCE.....................................................    37,821
                                                                      --------
  MATERIALS (4.7%)
    CHEMICALS (3.6%)
          27,830   British Petroleum ADR............................     2,218
          41,710   Cabot Corp.......................................     1,152
          57,330   Great Lakes Chemical Corp........................     2,573
          50,800   IMC Global, Inc..................................     1,664
                                                                      --------
                                                                         7,607
                                                                      --------
                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

    FOREST PRODUCTS & PAPER (0.4%)
          29,120   Westvaco Corp....................................  $    915
                                                                      --------
    METALS--STEEL (0.7%)
          55,600   Inland Steel Industries, Inc.....................       952
       (a)45,700   National Steel Corp. 'B'.........................       528
                                                                      --------
                                                                         1,480
                                                                      --------
  TOTAL MATERIALS...................................................    10,002
                                                                      --------
  SERVICES (4.8%)
    FOOD--MISCELLANEOUS (1.5%)
          54,210   IBP, Inc.........................................     1,135
          48,060   Universal Foods Corp.............................     2,030
                                                                      --------
                                                                         3,165
                                                                      --------
    MEDICAL--NURSING HOMES (0.8%)
          79,800   Foundation Health Systems 'A'....................     1,786
                                                                      --------
    TRANSPORTATION--AIRLINES (1.7%)
          30,000   Delta Airlines Inc...............................     3,570
                                                                      --------
    TRANSPORTATION--RAIL (0.8%)
          30,680   CSX Corp.........................................     1,657
                                                                      --------
  TOTAL SERVICES....................................................    10,178
                                                                      --------
TOTAL COMMON STOCKS (COST $181,979).................................   180,437
                                                                      --------

            FACE
          AMOUNT
           (000)
----------------

SHORT-TERM INVESTMENT (15.0%)
  REPURCHASE AGREEMENT (15.0%)
$         31,553   Chase Securities, Inc., 5.95%, dated 12/31/97,
                     due 1/2/98, to be repurchased at $31,563,
                     collateralized by $30,910 U.S. Treasury Notes,
                     6.875%, due 3/31/00, valued at $32,232 (COST
                     $31,553).......................................    31,553
                                                                      --------
TOTAL INVESTMENTS (100.8%) (COST $213,532)..........................   211,990
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%).......................    (1,711)
                                                                      --------
NET ASSETS (100%)...................................................  $210,279
                                                                      ========

---------------

(a)   --  Non-income producing security
ADR   --  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Argentina                     9.8%
Brazil                       12.0%
Bulgaria                      5.9%
Ecuador                       4.6%
Jamaica                       3.2%
Mexico                        6.7%
Russia                        9.0%
Turkey                        2.9%
United States                26.8%
Venezuela                     6.8%
Short-Term Investments        5.7%
Other                         6.6%

                                                                    TOTAL RETURNS**
                                                        ---------------------------------------
                                                                               AVERAGE ANNUAL
                                     SIX MONTHS             ONE YEAR           SINCE INCEPTION
                                  -----------------     -----------------     -----------------
                                   WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                                  SALES      SALES      SALES      SALES      SALES      SALES
                                  CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
-----------------------------------------------------------------------------------------------
Class A Shares                    -1.54%      3.36%     10.14%     15.62%     15.15%     16.67%
-----------------------------------------------------------------------------------------------
Class B+ Shares                   -0.68%      2.96%     10.82%     14.72%     19.10%     20.07%
-----------------------------------------------------------------------------------------------
Class C Shares                     1.97%      2.88%     13.64%     14.62%     15.76%     15.76%
-----------------------------------------------------------------------------------------------
Worldwide High Income Blended
Index***
  Class A & C Shares               N/A        4.59%      N/A       12.56%      N/A       15.34%
  Class B Shares                   N/A        4.59%      N/A       12.56%      N/A       17.26%
-----------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index:
  Class A & C Shares               N/A        6.36%      N/A        9.65%      N/A        8.66%
  Class B Shares                   N/A        6.36%      N/A        9.65%      N/A        8.23%
-----------------------------------------------------------------------------------------------

  * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
 ** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
*** The Worldwide High Income Blended Index is comprised of 50% CS First Boston
    High Yield Index, 25% J.P. Morgan Emerging Markets Bond Index Plus, and 25% J.P. Morgan Latin Eurobond Index.
  + Class B shares have been offered since August 1, 1995.

The Lehman Aggregate Bond Index is an unmanaged index comprised of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS
                                            PERCENT OF
SECURITY                         COUNTRY    NET ASSETS
--------                        ----------  ----------
Federative Republic of Brazil,
 Series C PIK 8.00%, 4/15/04      Brazil         5.8%
Russia Principal Notes 6.719%,
 12/15/20                         Russia         4.3%
Republic of Venezuela 9.25%,
 9/15/27                        Venezuela        3.5%
Republic of Venezuela Discount
 Bond, Series L, 6.81%,
 12/18/07                       Venezuela        3.3%
Republic of Bulgaria Front
 Loaded Interest Reduction
 Bond 2.25%, 7/28/12             Bulgaria        3.3%

TOP FIVE SECTORS
                                VALUE   PERCENT OF
SECTOR                          (000)   NET ASSETS
------                          ------  ----------
Foreign Government & Agency
 Obligations                    $70,103     29.7%
Eurobonds                       40,718      17.1%
Multi-Industry                  16,535       7.0%
Telecommunications              13,034       5.5%
Finance                         12,684       5.4%

The Worldwide High Income Fund seeks to offer investors high current income consistent with relative stability of principal and potential for capital appreciation. To achieve this objective, the Fund will invest primarily in high-yielding, high-risk fixed-income securities of issuers located throughout the world.

For the six months ended December 31, 1997, the Fund generated a total return of
3.36 percent for the Class A shares at net asset value, as compared to a total return of 4.59 percent for the Worldwide High Income Blended Index comprised of 50 percent CS First Boston High Yield Index, 25 percent J.P. Morgan Emerging Markets Bond Index Plus, and 25 percent J.P. Morgan Latin Eurobond Index. In addition, the Lehman Aggregate Bond Index returned 6.36 percent for the same period.***

Relative to the blended benchmark, the Fund had a higher weighting in emerging debt than in high yield bonds during the reporting period. A steep appreciation in global bond prices pushed yield spreads (the yield differential between different quality bonds of similar maturities) to historically tight levels throughout July, August, and September. This strong performance was driven by the rally in U.S. bonds, which benefited from the benign inflation and moderate growth outlooks in the United States. Yield spreads on emerging debt also benefited from a number of technical factors,

*** The Lehman Aggregate Bond Index was initially selected as a benchmark for the Fund's performance; however, based upon the Fund's asset composition, we believe the Worldwide High Income Blended Index provides a more accurate benchmark for the Fund. Therefore, the Lehman Brothers Aggregate Bond Index will not be shown beginning with the December 31, 1998 semi-annual report.


THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.
                                                                              43

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

including large inflows to mutual funds specializing in high yield and emerging markets debt, and Brady bond buybacks by most of the larger Latin countries. Together, these factors caused yield spreads to narrow to an average of 350 basis points (3.5 percent) over U.S. Treasuries.

As the reporting period continued, however, the deepening economic crisis in Asia caused investors to reconsider how much additional risk they were willing to take to hold emerging market bonds. Following a robust third quarter, the almost two-year rally in emerging country debt came to an abrupt halt during the final three months of 1997. After emerging market debt had reached an all-time high in terms of price in early September, investors suddenly lost their appetite for risk, causing prices to fall to a 12-month low by mid-October.

The ripple effect of the Asian problems were felt in all emerging countries and caused spreads on emerging debt to widen to 800 basis points (8 percent) over U.S. Treasuries. Once the broad-based panic subsided, however, spreads narrowed, falling to roughly 500 basis points (5 percent) over Treasuries.

The sell-off occurred even though the majority of emerging market debt was from Latin American and Eastern European countries. All emerging market bond prices fell, as any asset with the word "emerging" in its description was penalized. Prior to the sell-off, bonds from most Asian countries were rated investment grade and not considered part of the emerging debt universe. However, the Asian countries have now entered our radar screen.

Within the high yield market, the telecommunications sector was clearly the best performing group. Fortunately, this was our most heavily weighted sector. Even within the telecommunications industry, we picked our sectors and issues well. The "Enhanced Specialized Mobile Radio" area-- through our large position in Nextel--did extremely well, as did long distance telephone companies and competitive local exchange carriers. We successfully avoided areas that experienced trouble, particularly supermarkets and sub-prime lenders.

The continuing strength of the U.S. economy and the attractive growth prospects of selected companies in the U.S. high-yield market cause us to be relatively optimistic about prospects for 1998 returns. Due to the age of the economic cycle and the still historically narrow average yield spreads, we continue to emphasize somewhat higher-than-average credit quality in the portfolio. Additionally, we intend to maintain interest-rate sensitivity on the high-yield portion, which is no longer than that of its benchmark.

The Asian financial crisis will continue to impact all emerging markets into 1998. Severe dislocations in Asia have created several areas of value for our portfolio, and for the first time since the inception of the Fund we are gradually building exposure in Asia to what we consider solid sovereign and corporate issuers with good medium-term prospects. The ripple effects of Asia will likely keep the overall risk spreads in the broad emerging debt universe high, as fair value may be deemed to be 400 to 500 basis points of spread, rather than 300 to 400 basis points.

More yield is available in the global high yield markets today and, importantly, several non-Asian countries (e.g. Brazil, Mexico, Russia) have been forced by the Asian crisis to accelerate long overdue structural reform. While the stabilization and recovery processes in Asia will take many quarters to materialize, the repricing of the overall debt market in recent months, along with a renewed commitment to a proper policy mix in many countries, makes the 1998 outlook attractive from a total return standpoint.

Robert Angevine                            Paul Ghaffari
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

FIXED INCOME SECURITIES (91.9%)
  CORPORATE BONDS & NOTES (34.7%)
    ARGENTINA (1.5%)
$          3,500   Impsa S.A. 11.75%, 3/27/98.......................  $  3,518
                                                                      --------
    BRAZIL (1.3%)
             250   Banco Nacional De Desen Econo 9.00%, 9/24/07.....       224
           3,200   CSN Iron S.A. 9.125%, 6/1/07.....................     2,766
                                                                      --------
                                                                         2,990
                                                                      --------
    CANADA (1.2%)
             400   Rogers Cablesystems 10.125%, 9/1/12..............       438
             865   Rogers Cablesystems, Series B, 10.00%, 3/15/05...       956
           1,080   Rogers Cantel, Inc. 8.30%, 10/1/07...............     1,073
             250   Rogers Communications, Inc. 9.125%, 1/15/06......       254
             100   Rogers Communications, Inc. 8.875%, 7/15/07......       100
                                                                      --------
                                                                         2,821
                                                                      --------
    ECUADOR (1.3%)
        (e)3,000   Consorcio Ecuadoriano 14.00%, 5/1/02.............     3,000
                                                                      --------
    JAMAICA (0.8%)
           2,000   Mechala Group Jamaica Ltd., Series B, 12.75%,
                     12/30/99.......................................     1,900
                                                                      --------
    MEXICO (2.1%)
        (e)3,000   Empresas ICA Sociedad Controladora S.A. 11.875%,
                     5/30/01........................................     3,255
        (n)2,200   Grupo Televisa S.A. Zero Coupon, 5/15/08.........     1,661
                                                                      --------
                                                                         4,916
                                                                      --------
    RUSSIA (1.7%)
           4,800   SBS Argo Finance B.V. 10.25%, 7/21/00............     4,104
                                                                      --------
    TURKEY (1.4%)
     ZAR(e)2,500   Pera Financial Services 9.375%, 10/15/02.........     2,350
           1,050   Yapi Kredi Finance Co. 10.00%, 8/19/02...........     1,029
                                                                      --------
                                                                         3,379
                                                                      --------
    UNITED STATES (23.4%)
           1,470   Advanced Micro Devices 11.00%, 8/1/03............     1,580
          (e)600   Ameriserv Food Co. 8.875%, 10/15/06..............       602
          (e)275   Ameriserv Food Co. 10.125%, 7/15/07..............       286
             870   Big Flower Press 8.875%, 7/1/07..................       879
          (e)489   CA FM Lease Trust 8.50%, 7/15/17.................       516
           3,655   Cablevision Systems Corp. 9.875%, 5/15/06........     4,016
             705   Comcast Corp. 1.125%, 4/15/07....................       464
           1,345   Comcast Corp. 9.50%, 5/1/07......................     1,402
        (n)1,025   Dial Call Communications, Series B, 0.00%,
                     12/15/05.......................................       938
             825   DR Securitized Lease Trust, Series 1993-K1, Class
                     A1, 6.66%, 8/15/10.............................       764
             997   DR Securitized Lease Trust, Series 1994-K1, Class
                     A1, 7.60%, 8/15/07.............................       979
             250   DR Securitized Lease Trust, Series 1994-K1, Class
                     A2, 8.38%, 8/15/15.............................       246
             150   DR Structured Finance, Series 1994-K2, CMO,
                     9.35%, 8/15/19.................................       156
          (e)300   EES Coke Battery Co., Inc. 9.382%, 4/15/07.......       316
          (e)525   Fleming Cos, Inc. 10.50%, 12/1/04................       549
          (e)300   Fleming Cos, Inc. 10.625%, 7/31/07...............       317
          (e)310   Fox/Liberty Networks L.L.C. 8.875%, 8/15/07......       310

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

$       (e,n)510   Fox/Liberty Networks L.L.C. 0.00%, 8/15/07.......  $    326
           1,130   Grand Casinos, Inc. 10.125%, 12/1/03.............     1,220
          (e)175   Hermes Euro Railtel B.V. 11.50%, 8/15/07.........       193
             625   HMC Acquisition Properties 9.00%, 12/15/07.......       652
        (e)1,535   Horseshoe Gaming L.L.C. 9.375%, 6/15/07..........     1,604
             950   Host Marriott Travel Plaza, Series B, 9.50%,
                     5/15/05........................................     1,007
        (e,h)850   Huntsman Corp. 9.09%, 7/1/07.....................       888
           1,970   ISP Holdings, Inc., Series B, 9.00%, 10/15/03....     2,045
             800   IXC Communications, Inc. 12.50%, 10/1/05.........       920
        (e)2,000   Integrated Health Servies 9.50%, 9/15/07.........     2,052
          (n)760   Intermedia Communications, Series B, 0.00%,
                     7/15/07........................................       538
          (e)300   Jet Equipment Trust, Series C-1, 11.79%,
                     6/15/13........................................       404
          (e)300   Jet Equipment Trust, Series 1995-D, 11.44%,
                     11/1/14........................................       401
             265   Kmart Corp. 7.75%, 10/1/12.......................       258
             350   Kmart Funding Corp. 8.80%, 7/1/10................       362
             600   Lenfest Communications 8.375%, 11/1/05...........       619
             443   Midland Cogeneration Ventures, Series C-94,
                     10.33%, 7/23/02................................       474
             305   Midland Funding II, Series A, 11.75%, 7/23/05....       358
             200   Navistar Financial Corp., Series B, 9.00%,
                     6/1/02.........................................       206
          (e)220   Newpark Resources, Inc. 8.625%, 12/15/07.........       224
        (n)1,915   Nextel Communications 0.00%, 8/15/04.............     1,700
          (n)990   Norcal Waste Systems 13.50%, 11/15/05............     1,151
             660   Nuevo Energy Co. 9.50%, 4/15/06..................       704
           2,420   Outdoor Systems, Inc., 8.875%, 6/15/07...........     2,523
           2,400   Paramount Communications 8.25%, 8/1/22...........     2,420
             320   Qwest Communcations International 10.875%,
                     4/1/07.........................................       362
      (e,n)1,450   RCN Corp. 0.00%, 10/15/07........................       901
             425   Revlon Worldwide, Series B, Zero Coupon,
                     3/15/01........................................       293
             800   SD Warren Co., Series B, 12.00%, 12/15/04........       894
        (e)1,800   Sinclair Broadcast Group 9.00%, 7/15/07..........     1,836
           1,360   Snyder Oil Corp. 8.75%, 6/15/07..................     1,384
           1,982   Southland Corp. 5.00%, 12/15/03..................     1,734
             825   Station Casinos, Inc. 9.75%, 4/15/07.............       854
      (e,n)2,290   TCI Satellite Entertainment 0.00%, 2/15/07.......     1,529
        (n)4,325   Teleport Communications 0.00%, 7/1/07............     3,536
           1,280   Tenet Healthcare Corp. 8.625%, 1/15/07...........     1,320
        (e,n)350   Transamerica Energy, 0.00%, 6/15/02..............       276
        (e)1,380   Vencor, Inc. 8.625%, 7/15/07.....................     1,382
           1,470   Western Financial Bank 8.875%, 8/1/07............     1,459
                                                                      --------
                                                                        55,329
                                                                      --------
  TOTAL CORPORATE BONDS & NOTES (COST $80,127)......................    81,957
                                                                      --------
  ASSET BACKED SECURITIES (1.0%)
    UNITED STATES (1.0%)
          (e)499   Aircraft Lease Portfolio Securitization Ltd.,
                     Series 1996-1, Class D 12.75%, 6/15/06.........       539
          (e)934   Commercial Financial Services, Inc., Series
                     1997-5, Class A1 7.72%, 6/15/05................       943
          (e)847   Long Beach Acceptance Auto Grantor Trust 1997-1,
                     Class B, 14.22%, 10/26/03......................       847
                                                                      --------
  TOTAL ASSET BACKED SECURITIES (COST $2,293).......................     2,329
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

  COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)
    UNITED STATES (1.3%)
$     (e,h)1,020   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
                     Class S, IO, 1.64%, 11/12/21...................  $     88
          36,944   DLJ Mortgagae Acceptance Corp., Series 1997-CF2,
                     Class S, IO, 0.3571%, 10/15/30.................       982
          (e)537   First Home Mortgage Acceptance Corp., Series
                     1996-B, Class C, 7.9289%, 11/1/18..............       481
           1,420   OHA Auto Grantor Trust, 11.00%, 9/15/03..........     1,423
                                                                      --------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,923)...........     2,974
                                                                      --------
  EUROBONDS (17.1%)
    ARGENTINA (5.5%)
      (e,h)2,500   Acindar Industria Agrentina 11.66%, 11/12/98.....     2,513
        (e)5,500   Republic of Argentina 11.75%, 2/12/07............     5,226
             650   Republic of Argentina 11.75%, 2/12/07............       618
           1,550   Republic of Argentina 9.75%, 9/19/27.............     1,483
        (h)3,360   Republic of Argentina, Series L, 6.69%, 3/31/05..     3,006
                                                                      --------
                                                                        12,846
                                                                      --------
    BRAZIL (6.4%)
        (h)1,700   Federative Republic of Brazil 6.75%, 4/15/09.....     1,374
       (n)17,503   Federative Republic of Brazil, Series C, PIK
                     8.00%, 4/15/04.................................    13,762
                                                                      --------
                                                                        15,136
                                                                      --------
    BULGARIA (2.6%)
        (h)8,500   Republic of Bulgaria Past Due Interest Bond
                     6.69%, 7/28/11.................................     6,237
                                                                      --------
    RUSSIA (1.1%)
        (e)3,000   Mosenergo Finance B.V. 8.375%, 10/9/02...........     2,580
                                                                      --------
    TURKEY (1.5%)
           3,750   Export Credit Bank of Turkey 9.00%, 8/18/00......     3,619
                                                                      --------
  TOTAL EUROBONDS (COST $41,343)....................................    40,418
                                                                      --------
  FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (29.7%)
    ARGENTINA (2.8%)
        (e)8,000   CIA International Telecom 10.375%, 8/1/04........     6,481
                                                                      --------
    BRAZIL (1.5%)
           3,920   Federative Republic of Brazil 10.125%, 5/15/27...     3,680
                                                                      --------
    BULGARIA (3.3%)
       (n)12,700   Republic of Bulgaria Front Loaded Interest
                     Reduction Bond 2.25%, 7/28/12..................     7,735
                                                                      --------
    COLOMBIA (1.1%)
        (h)2,714   Republic of Colombia 6.84%, 12/15/03.............     2,619
                                                                      --------
    ECUADOR (3.3%)
       (h)11,647   Republic of Ecuador Past Due Interest Bond, PIK,
                     6.69%, 2/27/15.................................     7,643
                                                                      --------
    JAMAICA (2.0%)
           4,600   Government of Jamaica 12.00%, 7/19/99............     4,658
                                                                      --------
            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

    MEXICO (4.6%)
       ZAR 8,000   Nacional Financiera 17.00%, 2/26/99..............  $  1,641
$          2,750   United Mexican States 6.25%, 12/31/19............     2,297
           5,750   United Mexican States 11.375%, 9/15/16...........     6,602
             200   United Mexican States 11.50%, 5/15/26............       238
                                                                      --------
                                                                        10,778
                                                                      --------
    PANAMA (0.8%)
           2,100   Republic of Panama 8.875%, 9/30/27...............     1,976
                                                                      --------
    PERU (1.8%)
      (e,n)7,200   Republic of Peru Front Loaded Interest Reduction
                     Bond 3.25%, 3/7/17.............................     4,284
                                                                      --------
    RUSSIA (1.7%)
              60   Ministry of Finance Tranche IV GDR 3.00%,
                     5/14/03........................................        40
               4   Ministry of Finance Tranche VI GDR 3.00%,
                     5/14/06........................................         3
        (e)4,600   Unexim International Finance B.V. 9.875%,
                     8/1/00.........................................     4,071
                                                                      --------
                                                                         4,114
                                                                      --------
    VENEZUELA (6.8%)
           9,150   Republic of Venezuela 9.25%, 9/15/27.............     8,228
        (h)8,810   Republic of Venezuela Discount Bond, Series L,
                     6.81%, 12/18/07................................     7,907
                                                                      --------
                                                                        16,135
                                                                      --------
  TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
    (COST $70,172)..................................................    70,103
                                                                      --------
  LOAN AGREEMENTS (7.9%)
    GABON (1.5%)
           (h)99   Republic of Gabon Syndicated Loan, 6.69%,
                     4/1/04.........................................     3,515
                                                                      --------
    IVORY COAST (0.2%)
       DEM 2,210   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................       485
                                                                      --------
    JAMAICA (0.4%)
$       (h)1,000   Government of Jamaica Syndicated Loan, 6.56%,
                     12/1/05........................................       915
                                                                      --------
    MOROCCO (1.5%)
        (h)4,100   Kingdom of Morocco Restructuring and
                     Consolidation Agreement, 6.66%, 1/1/09
                     (Participation J.P. Morgan)....................     3,558
                                                                      --------
    RUSSIA (4.3%)
       (n)16,400   Russia Principal Loans, 6.719%, 12/15/20.........    10,188
                                                                      --------
  TOTAL LOAN AGREEMENTS (COST $19,673)..............................    18,661
                                                                      --------
  NOTES (0.2%)
    RUSSIA (0.2%)
        (e,h)600   Russian Interest Arrears Note 6.72%, 12/2/15
                     (COST $395)....................................       426
                                                                      --------
TOTAL FIXED INCOME SECURITIES (COST $216,926).......................   216,868
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

EQUITY SECURITIES (1.1%)
  COMMON STOCKS (0.1%)
    UNITED STATES (0.1%)
        (a)4,926   Nextel Communications Inc., `A'..................  $    128
                                                                      --------
  PREFERRED STOCK (1.0%)
    UNITED STATES (1.0%)
         (a,e)16   IXC Communications, Inc., PIK 9.50%..............        18
           2,134   Time Warner, Inc., `M', PIK 10.25%...............     2,404
                                                                      --------
                                                                         2,422
                                                                      --------
TOTAL EQUITY SECURITIES (COST $2,430)...............................     2,550
                                                                      --------
            FACE
          AMOUNT
           (000)
----------------

STRUCTURED INVESTMENT (2.8%)
    BRAZIL (2.8%)
$       (f)8,000   Salomon Bros. Federative Republic of Brazil
                     Credit Linked Enhanced Access Note 9.00%,
                     5/4/99 (COST $7,143)...........................     6,695
                                                                      --------
TOTAL FOREIGN AND U.S. SECURITIES (95.8%) (COST $226,499)...........   226,113
                                                                      --------
SHORT-TERM INVESTMENTS (5.7%)
  PROMISSORY NOTE (0.4%)
    INDONESIA (0.4%)
           1,000   Polysindo Zero Coupon, 2/24/98...................       850
                                                                      --------
  REPURCHASE AGREEMENT (5.3%)
    UNITED STATES (5.3%)
          12,585   Chase Securities, Inc., 5.95%, dated 12/31/97,
                     due 1/2/98, to be repurchased at $12,589,
                     collateralized by $12,710 U.S. Treasury Notes,
                     5.625%. due 2/15/06, valued at $12,845.........    12,585
                                                                      --------
TOTAL SHORT-TERM INVESTMENTS (COST $13,548).........................    13,435
                                                                      --------
TOTAL INVESTMENTS (101.5%) (COST $240,047)..........................   239,548
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%).......................    (3,460)
                                                                      --------
NET ASSETS (100%)...................................................  $236,088
                                                                      ========

---------------

(a)   --  Non-income producing security
(e)   --  144A Security -- certain conditions for public sale may exist.
(f) -- Restricted as to public resale. Total value of restricted securities at December 31, 1997 was $6,695 or 2.8% of net assets
(h) -- Variable/floating rate security -- rate disclosed is as of December 31, 1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 1997. Maturity date disclosed is the ultimate maturity date.
DEM   --  German Mark
GDR   --  Global Depositary Receipt
IO    --  Interest Only
PIK   --  Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.
ZAR   --  South African Rand

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      SUMMARY OF FOREIGN & U.S. SECURITIES
                           BY INDUSTRY CLASSIFICATION

                                                                                          VALUE     PERCENT OF
INDUSTRY                                                                                  (000)     NET ASSETS
--------                                                                                ---------  -------------
Foreign Government & Agency Obligations...............................................  $  70,103        29.7%
Eurobonds.............................................................................     40,418        17.1
Loan Agreements.......................................................................     18,661         7.9
Multi-Industry........................................................................     16,535         7.0
Telecommunications....................................................................     13,034         5.5
Finance...............................................................................     12,684         5.4
Services..............................................................................     11,006         4.7
Broadcast--Radio & Television.........................................................     10,037         4.3
Materials.............................................................................      9,533         4.0
Structured Investment.................................................................      6,695         2.8
Collateralized Mortgage Obligation & Asset Backed Securities..........................      5,303         2.3
Capital Equiptment....................................................................      3,659         1.5
Consumer Goods........................................................................      2,647         1.1
Energy................................................................................      2,365         1.0
Technology............................................................................      1,580         0.7
Utilities.............................................................................        833         0.4
Transportation........................................................................        594         0.2
Notes.................................................................................        426         0.2
                                                                                        ---------        ----
                                                                                        $ 226,113        95.8%
                                                                                        =========        ====

                            BY ASSET CLASSIFICATION

                                                                                                   PERCENT OF
ASSET                                                                                              NET ASSETS
-----                                                                                             -------------
High Yield......................................................................................        27.8%
Brady Bonds.....................................................................................        23.2
Sovereign Non-Bradys............................................................................        18.4
Corporate Bonds.................................................................................        12.1
Performance Loans...............................................................................         8.3
Local Intruments................................................................................         6.2
Short-Term Investments..........................................................................         3.8
Non-Performance Loans...........................................................................         0.2
                                                                                                       -----
                                                                                                       100.0%
                                                                                                       =====

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Argentina                     8.5%
Brazil                       44.7%
Chile                         5.1%
Colombia                      1.5%
Mexico                       34.7%
Peru                          2.2%
Venezuela                     1.8%
Short-Term Investments        1.5%

                                                         TOTAL RETURNS**
                                  -------------------------------------------------------------
                                                                               AVERAGE ANNUAL
                                     SIX MONTHS             ONE YEAR           SINCE INCEPTION
                                  -----------------     -----------------     -----------------
                                   WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                                  SALES      SALES      SALES      SALES      SALES      SALES
                                  CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
-----------------------------------------------------------------------------------------------
Class A Shares                    -8.06%     -2.46%     31.59%     39.61%     13.39%     15.33%
-----------------------------------------------------------------------------------------------
Class B+ Shares                   -6.53%     -2.66%     33.89%     38.89%     31.67%     32.50%
-----------------------------------------------------------------------------------------------
Class C Shares                    -3.52%     -2.75%     37.74%     38.74%     14.40%     14.40%
-----------------------------------------------------------------------------------------------
MSCI Latin America Global
Index:
  Class A & C Shares               N/A       -6.29%      N/A       31.66%      N/A       10.34%
  Class B Shares                   N/A       -6.29%      N/A       31.66%      N/A       19.89%
-----------------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
+  Class B shares have been offered since August 1, 1995.

The MSCI Latin America Global Index is a broad-based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela and assumes dividends are reinvested.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS

                                                  PERCENT OF
ISSUER                                COUNTRY     NET ASSETS
------                               ---------  --------------
Telebras                              Brazil           12.1%
CRT                                   Brazil           11.3%
Telemex ADR                           Mexico            7.4%
Unibanco GDR                          Brazil            5.1%
FEMSA 'B'                             Mexico            4.9%

TOP FIVE SECTORS
                        VALUE     PERCENT OF
SECTOR                  (000)     NET ASSETS
------                ---------  -------------
Services              $  62,397        52.3%
Energy                   12,974        10.9%
Finance                  12,283        10.3%
Consumer Goods           11,859        10.0%
Materials                10,564         8.9%

The investment objective of the Latin American Fund is to provide long-term capital appreciation by investing primarily in equity securities of Latin American issuers.

For the six months ended December 31, 1997, the Fund generated a total return of -2.46 percent for the Class A shares at net asset value, as compared to a total return of -6.29 percent for the Morgan Stanley Capital International (MSCI) Latin America Global Index.

The Asian economic crisis, which began on July 2 with the devaluation of the Thai baht, undermined performance in nearly all emerging markets, including those in Latin America. However, the Fund outperformed its benchmark during the reporting period due to strong country allocation and stock selection. In particular, the largest contributors to the Fund's outperformance were overweighting Mexico, underweighting Chile, adding to Brazil in early December, and making strong stock selections in Mexico, where we are focusing on consumer-related companies.

The Brazilian stock market fell 18.4 percent during the six months ended December 31 due to exaggerated currency fears. Investors expected fallout from the Asian currency crisis to impact Brazil due to its superficial similarities with many Southeast Asian countries. (Brazil follows a fixed exchange-rate regime and has large current account and fiscal deficits.) These fears were exacerbated by profit-taking, given the sharp equity gains prior to the onset of the Asian crisis.

Our concerns about Brazil's vulnerable macro-economic outlook (current account deficit, overvalued exchange rate, fiscal deficit, and stubborn Congress) led us to reduce our exposure to Brazilian equities during the third quarter. Nevertheless, positive themes such as the ongoing privatization process cause us to be optimistic about Brazil's prospects for the long term.

During the latter part of the fourth quarter, Brazilian equities were able to pull away from the effects of investors' recent focus on Asia. A strong U.S. market and favorable domestic news helped Brazilian stocks begin to recoup earlier losses. A number of positive moves by political authorities also supported the equity market, including an aggressive, well-planned response to the Asian crisis, the doubling of interest rates, and a significant tightening of fiscal policy.

Even the Brazilian Congress contributed to building confidence in the economy. Not only was the fiscal package passed quickly and with few amendments, but the Asian currency crisis provided the spur for action on the reform process. Since the full-blown eruption of the crisis in late October, the

THE COUNTRY-SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MSCI LATIN AMERICA GLOBAL INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

Brazilian Lower House passed an administrative reform package that allows government at all levels to fire workers when payroll costs exceed 60 percent of total costs. Given these positive measures, we increased our exposure to an overweight position in Brazil at the end of November, a move that proved favorable for the Fund's performance.

Mexico was the best-performing market in the region during the six-month period, appreciating 16.8 percent. Most of Mexico's exports are to the U.S., making the country less vulnerable to an economic slowdown in Asia. The outstanding performance of Mexican stocks during the reporting period was also due to the recovery of the Mexican consumer, as evidenced by improving retail and consumer production sales, and increasing real wages. On the political front, the smooth transition to a multiparty Congressional leadership after the July 6 mid-term elections seems to have appeased investors. We increased our exposure to Mexico during the third quarter in response to consumer-led economic progress and the country's strong operating earnings growth potential.

Argentina declined 1.4 percent during the last six months of 1997, largely in sympathy with the broad-based declines throughout the region. However, Argentina continued a strong economic acceleration that began at the end of last year, led by infrastructure and mining-related industries. Equities in Argentina performed well during the third quarter, gaining 7.6 percent amid indications of a recovery in domestic consumption.

The Chilean market fell 21.3 percent during the six months ended December 31 due to modest profit-taking during the third quarter and commodity deflation during the fourth quarter. We lightened our exposure early in the third quarter to fund purchases in Mexico and because of lackluster Chilean earnings growth relative to the region. Commodity deflation in copper, pulp, and paper, as a result of reduced demand from Asia, has pressured the Chilean economy and equity market.

None of the remaining Latin markets were immune to the Asian contagion. Colombia posted the second-best return for the region, appreciating 3.3 percent during the second half of 1997. Colombia benefited from improved sentiment as investors anticipated a bottoming of the economic slowdown from which forward momentum will begin. Peru fell 14.9 percent during the period in response to political instability and concerns over the impact of the El Nino weather phenomenon on the economy, primarily the fishmeal industry.

Despite the impact of Asian turmoil on Latin America, our outlook for the region is positive. We are encouraged by the many key steps taken across the region to strengthen and consolidate economic and political reforms. We will continue to focus on Brazil and Mexico in 1998. The Brazilian equity market should be fueled by continued privatization successes, further progress in structural reforms, a gradual decline in interest rates, and the reelection of President Cardoso. The Mexican market should be driven by another year of strong economic growth and further strengthening of the consumer.

Robert L. Meyer              Andy B. Skov
PORTFOLIO MANAGER            PORTFOLIO MANAGER

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

COMMON STOCKS (73.2%)
  ARGENTINA (8.5%)
      (a)274,087   Acindar..........................................  $    653
         172,387   Banco del Suquia.................................       448
          90,665   Banco Rio de La Plata ADR........................     1,269
          62,112   Siderar 'A'......................................       264
        (e)8,095   Siderar ADR......................................       275
          34,145   Telecom Argentina ADR............................     1,221
          98,351   Telefonica de Argentina ADR......................     3,664
          67,450   YPF ADR..........................................     2,306
                                                                      --------
                                                                        10,100
                                                                      --------
  BRAZIL (20.1%)
          23,569   CEMIG ADR........................................     1,024
          (e)683   CEMIG ADR........................................        29
          28,790   Copel ADR........................................       394
       3,410,000   Coteminas........................................     1,130
     (a,e)23,790   Coteminas ADR....................................       394
   (a)10,908,918   CRT..............................................    13,440
    (a)2,961,000   Encorpar.........................................         2
         600,500   Iven.............................................       342
       (e)10,410   Lojas Arupua ADR.................................        35
    (a,e)233,455   Rossi Residencial GDR............................     1,138
      (a)186,932   Unibanco GDR.....................................     6,017
       (a)31,997   Vale Do Rio Doce.................................        --
                                                                      --------
                                                                        23,945
                                                                      --------
  CHILE (5.1%)
          61,685   CCU ADR..........................................     1,812
          77,850   Chilectra ADR....................................     2,160
         119,013   Santa Isabel ADR.................................     2,083
                                                                      --------
                                                                         6,055
                                                                      --------
  COLOMBIA (1.3%)
           5,519   Banco de Colombia................................         2
         146,317   Bavaria..........................................     1,501
                                                                      --------
                                                                         1,503
                                                                      --------
  MEXICO (34.7%)
      (a)564,792   Banacci 'B'......................................     1,692
      (a)166,310   Banacci 'L'......................................       429
      (a)244,830   Bancomer 'B'.....................................       159
       (a)28,435   Cemex ADR........................................       256
       (a)25,200   Cemex 'B'........................................       134
       (a)52,234   Cemex 'B' ADR....................................       555
      (a)399,931   Cemex CPO........................................     1,811
        (a)3,155   Cifra ADR........................................        78
         502,575   Cifra 'B'........................................     1,236
         591,070   Cifra 'C'........................................     1,327
       (a)73,300   Corporation Interamericana de Entretenimiento
                     S.A............................................       569
       (e)23,400   FEMSA ADR........................................       187
         701,595   FEMSA 'B'........................................     5,641
          69,630   Grupo Modelo 'C'.................................       584
       1,018,494   Kimberly 'A'.....................................     4,840

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

          16,201   Panamerican Beverages, Inc.......................  $    529
         894,968   Soriana 'B'......................................     3,964
         156,890   Telemex ADR......................................     8,796
      (a)120,635   Televisa CPO ADR.................................     4,667
      (a)174,495   TV Azteca ADR....................................     3,937
                                                                      --------
                                                                        41,391
                                                                      --------
  PERU (1.7%)
          70,755   Banco Weise ADR..................................       354
          72,120   Tel Peru 'B' ADR.................................     1,681
                                                                      --------
                                                                         2,035
                                                                      --------
  VENEZUELA (1.8%)
         469,326   C.A. La Electricidad de Caracas..................       563
          28,852   CANTV ADR........................................     1,201
         103,385   Sivensa S.A.C.A. ADR.............................       433
                                                                      --------
                                                                         2,197
                                                                      --------
TOTAL COMMON STOCKS (COST $83,967)..................................    87,226
                                                                      --------
PREFERRED STOCKS (24.6%)
  BRAZIL (NON-VOTING STOCKS) (24.6%)
     192,522,000   Banco Bradesco...................................     1,894
  (a,d)8,115,000   Banco Nacional...................................        --
      55,000,200   CEMIG............................................     2,390
       1,827,000   Cimento Portland Itau............................       352
         129,387   CVRD.............................................     2,603
          83,035   CVRD ADR.........................................     1,635
      79,020,767   Gerdau...........................................       991
           8,000   Globex Utilidades................................        47
      19,195,300   Lojas Arapua.....................................        69
      24,090,300   Lojas Renner.....................................       755
      10,966,800   Petrobras........................................     2,565
     (a,e)64,625   Petrobras ADR....................................     1,543
      81,265,783   Telebras.........................................     9,269
          44,621   Telebras ADR.....................................     5,196
                                                                      --------
TOTAL PREFERRED STOCKS (COST $30,879)...............................    29,309
                                                                      --------

          NO. OF
          RIGHTS
----------------

RIGHTS (0.0%)
  BRAZIL (0.0%)
(a,d)195,522,000   Banco Bradesco (COST $0).........................        17
                                                                      --------
TOTAL FOREIGN SECURITIES (97.8%) (COST $114,846)....................   116,552
                                                                      --------

            FACE
          AMOUNT
           (000)
----------------

SHORT-TERM INVESTMENT (3.2%)
  REPURCHASE AGREEMENT (3.2%)
$          3,861   Chase Securities, Inc., 5.95%, dated 12/31/97,
                     due 1/2/98, to be repurchased at $3,862,
                     collateralized by $3,900 U.S. Treasury Bonds,
                     5.625% due 2/15/06 valued at $3,941 (COST
                     $3,861)........................................     3,861
                                                                      --------
TOTAL INVESTMENT IN SECURITIES (101.0%) (COST $118,707).............   120,413
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

FOREIGN CURRENCY (0.8%)
  ARP         86   Argentine Peso...................................  $     86
  BRL         21   Brazilian Real...................................        18
  COP    346,124   Colombian Peso...................................       267
  MXP          7   Mexican Peso.....................................         1
  PSS      1,433   Peruvian Sol.....................................       526
  VEB      8,980   Venezuelan Bolivar...............................        18
                                                                      --------
TOTAL FOREIGN CURRENCY (COST $933)..................................       916
                                                                      --------
TOTAL INVESTMENTS (101.8%) (COST $119,640)..........................   121,329
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%).......................    (2,116)
                                                                      --------
NET ASSETS (100%)...................................................  $119,213
                                                                      ========

---------------

(a)   --  Non-income producing security
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
CPO   --  Certificate of Participation
ADR   --  American Depositary Receipt
GDR   --  Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                               IN EXCHANGE                NET UNREALIZED
 TO DELIVER       VALUE     SETTLEMENT       FOR         VALUE        GAIN (LOSS)
    (000)         (000)        DATE         (000)        (000)           (000)
-------------     -----     -----------  -----------     -----     -----------------
  $  95         $      95       1/2/98     BRL  106    $      95       $      --
  $  87                87       1/2/98      MXP 701           87              --
                ---------                              ---------       ---------
                $     182                              $     182       $      --
                =========                              =========       =========

---------------

BRL   --  Brazilian Real
MXP   --  Mexican Peso

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
--------                                                                       ---------  -------------
Services.....................................................................  $  62,397         52.3%
Energy.......................................................................     12,974         10.9
Finance......................................................................     12,283         10.3
Consumer Goods...............................................................     11,859         10.0
Materials....................................................................     10,564          8.9
Capital Equipment............................................................      5,378          4.5
Multi-Industry...............................................................      1,097          0.9
                                                                               ---------         ----
                                                                               $ 116,552         97.8%
                                                                               =========         ====

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)



COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil             14.6%
India               7.7%
Korea               3.2%
Malaysia            3.1%
Mexico             11.2%
Pakistan            4.1%
Russia              8.7%
South Africa        6.0%
Taiwan              6.2%
Turkey              5.6%
Other              29.6%

                                                         TOTAL RETURNS**
                                  -------------------------------------------------------------
                                                                               AVERAGE ANNUAL
                                     SIX MONTHS             ONE YEAR           SINCE INCEPTION
                                  -----------------     -----------------     -----------------
                                   WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                                  SALES      SALES      SALES      SALES      SALES      SALES
                                  CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
-----------------------------------------------------------------------------------------------
Class A Shares                    -26.66%    -22.19%    -7.58%     -1.96%     -4.86%     -3.23%
-----------------------------------------------------------------------------------------------
Class B+ Shares                   -25.98%    -22.50%    -7.04%     -2.66%     -2.91%     -1.82%
-----------------------------------------------------------------------------------------------
Class C Shares                    -23.18%    -22.48%    -3.63%     -2.75%     -3.97%     -3.97%
-----------------------------------------------------------------------------------------------
IFC Global Total Return
Composite Index:
  Class A & C Shares               N/A       -26.93%     N/A       -14.42%     N/A       -3.85%
  Class B Shares                   N/A       -26.93%     N/A       -14.42%     N/A       -5.77%
-----------------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
 + Class B shares have been offered since August 1, 1995.

The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa and assumes dividends are reinvested.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS
                                                PERCENT OF
ISSUER                              COUNTRY     NET ASSETS
------                             ---------  --------------
Telebras ADR                        Brazil            4.5%
CRT                                 Brazil            3.1%
FEMSA 'B'                           Mexico            2.7%
Yapi Ve Kredi Bankasi A.S.          Turkey            2.6%
Telemex 'L' ADR                     Mexico            2.5%

TOP FIVE SECTORS
                        VALUE     PERCENT OF
SECTOR                  (000)     NET ASSETS
------                ---------  -------------
Services              $  40,100        22.5%
Finance                  27,959        15.7%
Consumer Goods           27,469        15.4%
Energy                   21,369        12.0%
Capital Equipment        17,496         9.8%

The investment objective of the Emerging Markets Fund is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

For the six months ended December 31, 1997, the Fund had a total return of -22.19 percent for Class A shares at net asset value, as compared to a total return of -26.93 percent for the IFC Global Total Return Composite Index for the same period.

The contagion effect of the currency crisis in Asia triggered a collapse of nearly every emerging market during the final months of the reporting period. The selling panic that ensued across all emerging markets left Asia down 33 percent, Latin America down 11 percent, and Russia down 18 percent. Even the relatively isolated Indian market was off 12 percent during the fourth quarter.

Performance relative to the Fund's benchmark was primarily driven by country allocation. Fund results were helped by overweights in Russia, India, Pakistan, and Turkey, and by underweights in Asia. However, given our view that currency and stock markets throughout the region dramatically overshot fair-value benchmarks, we began easing into Asia during the third and fourth quarters. Asian markets finished the reporting period off between 70 percent and 85 percent from their highs, and we believe that current prices already discount economic devastation and corporate bankruptcies.

While we also believe that the near-term economic and earnings outlook for most Asian countries remains grim and that considerable economic pain--with its commensurate political convulsions-- is ahead, we nonetheless believe that the worst has been discounted in the prices of stocks and currencies. Asian markets have been tremendously oversold, and in the face of such negative sentiment, any marginally positive news could ignite a huge rally in the region.

We believe that after the shake-out in Asia is complete, the region will divide into groups of winners and losers as the era of "Asian Value" crony-capitalism comes to an end. As always, country allocation and stock selection are important, and the Fund has been highly discriminating in its selection of both markets and stocks. We feel that Korea has the best chance of transforming its economy and its corporate structure for the benefit of the shareholder. World-class companies such as Samsung Electronics, LG Information & Communication Ltd., and Pohang Iron and Steel are at bargain-basement levels. Our overweight position in Korea is concentrated in those stocks.

Last month's closure of 56 out of 58 finance companies in Thailand signaled the start of the corporate restructuring that is inevitable in that country. After an agonizing six months, it appears

THE COUNTRY-SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS REGIONAL OR COUNTRY INDICES AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

that the Thai government and corporate sector have recognized the need for reform. While we feel that positive economic and corporate news will be scarce during the next year, the market is already discounting much of the potentially negative developments. Consequently, we are overweight Thailand.

Indonesia has fallen the farthest and the fastest of all Asian markets. Although the Indonesian equity market currently is capitalized at just 10 percent of its value in U.S. dollars from a year earlier, we remain hesitant to add to positions. While Indonesia is cheap, it is deservedly so. The fate of the country's 200 million residents could rest on the will of one man, President Suharto. The nexus between politics and business remains intractable, and it appears that no real progress on economic reform can be made while the current political regime retains power. President Suharto has made some concessions and conciliatory gestures under pressure from the IMF and President Clinton. However, a true embracing of the IMF reform package implies a fundamental reformation of the political system and abdication of economic largesse by the Suharto family. Resentment of the First Family, particularly toward the Suharto children, runs deep and may prove incendiary in coming months. The scenario developing in Indonesia includes sharply higher inflation, a recession, a dramatic rise in unemployment, food shortages, and an election. We maintain a neutral weight in Indonesia given the market's dramatically oversold condition. Although we expect a significant upward move from these levels, we would expect to sell into a rally, assuming no change in underlying fundamentals.

Malaysia has earned the dubious distinction of being the "least-worst" Asian market. The country's banking system is sound, its politics are stable, and its corporate sector is in reasonable financial shape. Our hesitancy towards Malaysia has been based on valuations. Given the recent correction, however, we are in the process of increasing our long underweight position.

We are slightly underweight in Latin America and expect to decrease our exposure even further. We remain upbeat on the political and corporate leadership witnessed during the post-Mexico devaluation crisis and the more recent Asian crisis. In Mexico, the consumer recovery continues, while in Brazil the privatization program is moving ahead. However, the Brazilian Real is perhaps one of the more overvalued currencies in the emerging-market universe, and the high real interest rates required to support it in the aftermath of the Asian crisis will prove burdensome both for the corporate sector and for equity market performance.

Mexico has performed spectacularly well over the last 12 months as the country has benefited from having taken its devaluation "medicine" early, as well as being geographically situated to capitalize on the phenomenal strength of the U.S. economy. As a result of the strong gains, however, many of the Fund's Mexican holdings no longer offer compelling value and will likely be trimmed back to gain exposure to other investments in Asia.

We continue to view India and South Africa as sources of funds for our increased exposure in Asia. India is well underpinned by both valuations and corporate fundamentals; however, we believe that political uncertainty and slightly higher interest rates will cap some of the upside potential in the Indian market.

In Europe, Russian stocks experienced a substantial correction after a stellar run. We remain optimistic about the country's long-term prospects, but have reduced our exposure to Russian equities. Likewise, Turkey experienced tremendous returns in the last year and remains one of the last markets that has yet to conquer inflation. Positive news on the inflation front could trigger another move up in stock prices. Because valuations remain at attractive levels, we are overweight in the Turkish market. The Fund's cash position is slowly being redeployed as the entire emerging-market asset class has fallen to levels significantly below fair value.

Madhav Dhar                                Robert L. Meyer
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

COMMON STOCKS (75.8%)
  ARGENTINA (2.3%)
          12,975   Nortel Inversora ADR.............................  $    331
           8,449   Telecom Argentina ADR............................       302
          71,551   Telefonica de Argentina ADR......................     2,665
          24,156   YPF ADR..........................................       826
                                                                      --------
                                                                         4,124
                                                                      --------
  BRAZIL (2.4%)
          42,380   Brahma ADR.......................................       601
     (a,e)12,645   Coteminas ADR....................................       210
      (a)295,381   CRT 'A'..........................................       364
    (a)1,256,000   Encorpar.........................................         1
         571,000   Lightpar.........................................       171
       (e)14,225   Lojas Arupua ADR.................................        51
           7,720   Pao de Acucar ADR................................       150
          14,961   Pao de Acucar ADR................................       291
     (a,e)16,025   Rossi Residencial GDR............................        78
       1,508,100   Tecidos Nortre de Minas..........................       541
       5,854,000   Telebras.........................................       595
       (a)38,920   Unibanco GDR.....................................     1,253
                                                                      --------
                                                                         4,306
                                                                      --------
  CHILE (0.7%)
          18,300   CCU ADR..........................................       538
           8,290   Enersis ADR......................................       240
          22,954   Santa Isabel ADR.................................       402
                                                                      --------
                                                                         1,180
                                                                      --------
  CHINA (0.2%)
         281,000   Qingling Motors Co., 'H'.........................       138
      (a)996,000   Zhejiang Expressway Co., Ltd. 'H'................       202
                                                                      --------
                                                                           340
                                                                      --------
  COLOMBIA (0.0%)
          68,572   Banco de Colombia................................        24
                                                                      --------
  EGYPT (1.9%)
           7,400   Al-Ahram Beverages Co. S.A.E. GDR................       205
           7,916   Ameriyah Cement Co...............................       185
          34,430   Commercial International Bank....................       695
          16,750   Commercial International Bank GDR................       350
          13,720   Eastern Tobacco..................................       318
           5,775   Egyptian Finance & Industrial....................       348
       (a)10,800   General Silo Storage.............................       260
       (a)10,475   Helwan Portland Cement Co........................       211
        (a)6,377   Industrial & Engineering.........................       107
        (a)3,200   Madinet Housing & Development....................       207
           1,950   North Cairo Flour Mills..........................        55
             500   Paints & Chemical Industries Co. S.A.E...........        16
          31,100   Paints & Chemical Industries Co. S.A.E. GDR......       311
           8,575   Tourah Portland Cement Co........................       197
                                                                      --------
                                                                         3,465
                                                                      --------
  HONG KONG (2.0%)
          80,000   Cheung Kong Holdings Ltd.........................       524
         111,000   China Light & Power Co., Ltd.....................       616
         147,000   China Resources Enterprises Ltd..................       328
          24,400   HSBC Holdings plc................................       601
         433,000   Ng Fung Hong Ltd.................................       455
          77,000   Shanghai Industrial Holdings Ltd.................       286

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

          78,000   Sun Hung Kai Properties Ltd......................  $    544
         456,000   Zhenhai Refining & Chemical Co...................       190
                                                                      --------
                                                                         3,544
                                                                      --------
  HUNGARY (0.6%)
           3,601   BorsodChem Rt. GDR...............................       130
           3,200   Gedeon Richter Ltd...............................       336
          16,416   MOL Magyar Olaj-es Gazipari Rt. GDR..............       401
           6,200   OPT Bank Rt......................................       235
                                                                      --------
                                                                         1,102
                                                                      --------
  INDIA (7.2%)
             100   Automotive Axles Ltd.............................         1
         209,700   Bharat Heavy Electricals Ltd.....................     1,893
           4,369   Century Textiles & Industries GDR................       109
         105,000   Container Corp. of India Ltd.....................     1,125
      (e)150,000   E.I.D. Parry Ltd. GDR............................       244
          56,600   Great Eastern Shipping GDR.......................       304
          85,314   Gujarat Narmada Valley Fertilizers Co., Ltd.
                     GDR............................................       128
          22,500   Hero Honda Motors Ltd............................       530
         504,000   Hindustan Development Corp. Ltd. GDR.............        78
          24,400   Hoechst Shering Agrero Ltd.......................       386
          32,409   Housing Development Finance Corp., Ltd...........     2,544
      (e)108,750   Indo Rama Synthetics Ltd. GDR....................       218
          61,000   Infosys Technologies Ltd.........................     1,918
          51,200   ITC Ltd..........................................       808
         184,150   LG Balakrishnan Bros.............................       479
          32,300   Mahanagar Telephone Nigam Ltd....................       213
           5,000   MRF Ltd. 'B'.....................................       247
         100,000   Philips India Ltd................................       166
          21,150   Rane Madras Ltd..................................        55
      (a)317,000   SIV Industries GDR...............................       127
         135,600   State Bank of India..............................       841
         302,600   Tube Investments of India Ltd. GDR...............       287
          40,550   United Phosphorus Ltd. GDR.......................       101
                                                                      --------
                                                                        12,802
                                                                      --------
  INDONESIA (2.5%)
    (d)3,204,563   Astra International (Foreign)....................       830
    (d)3,265,138   Bank International Indonesia (Foreign)...........       193
    (d)2,059,300   Bank Negara Indonesia (Foreign)..................       197
          51,300   Barito Pacific Timber (Foreign)..................        15
         359,428   Bimantara Citra (Foreign)........................        69
         166,300   Citra Marga Nusaphala Persada (Foreign)..........        18
          50,246   Daya Guna Samudera (Foreign).....................        38
      (d)546,325   Gudang Garam (Foreign)...........................       831
        (a)4,700   Gulf Indonesia Resources Ltd. (Foreign)..........       103
      (d)287,000   Hanjaya Mandala Sampoerna (Foreign)..............       217
       1,472,880   Indah Kiat Pulp & Paper (Foreign)................       261
         743,000   Indofood Sukses Makmur (Foreign).................       243
          37,600   London Sumatra Indonesia (Foreign)...............        21
    (d)1,199,000   Mayora Indah (Foreign)...........................       104
  (a,d)1,153,200   Putra Surya Multidana (Foreign)..................       110
          37,300   Tambang Timah (Foreign)..........................        40
           6,400   Telekomunikasi ADR...............................        71
       1,997,700   Telekomunikasi (Foreign).........................     1,062
                                                                      --------
                                                                         4,423
                                                                      --------
  ISRAEL (2.9%)
         273,200   Bank Hapoalim Ltd................................       656
               1   Elbit Medical Imaging Ltd........................        --

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------
  ISRAEL (CONT.)
          37,500   Elbit Systems Ltd................................  $    495
             680   First International Bank of Israel Ltd. '1'......        93
           1,097   First International Bank of Israel Ltd. '5'......       805
          10,890   Koor Industries Ltd..............................     1,207
          16,500   Koor Industries Ltd. ADR.........................       362
         530,700   Super Sol Ltd....................................     1,505
           1,030   Super Sol Ltd. ADR...............................        14
                                                                      --------
                                                                         5,137
                                                                      --------
  KOREA (3.2%)
       (a)25,260   Hansol Paper Co..................................       111
       (a)33,022   Housing & Commercial Bank (Foreign)..............       222
          59,593   Housing & Commercial Bank GDR....................       393
          (d)650   Korea Mobile Telecommunications Corp.............       196
          46,209   LG Information & Communication Ltd...............     1,295
       (d)40,200   Pohang Iron & Steel Co., Ltd.....................     1,121
          24,486   Pohang Iron & Steel Co., Ltd. (Foreign)..........       663
          56,723   Samsung Electronics Co. (Foreign)................     1,285
       (a)28,184   Samsung Electronics Co. GDR (New)................       400
                                                                      --------
                                                                         5,686
                                                                      --------
  MALAYSIA (3.1%)
          69,800   AMMB Holdings Bhd................................        46
          13,000   Berjaya Sports Toto Bhd..........................        33
          20,000   Carlsberg Brewery Malaysia Bhd...................        64
         164,000   Commerce Asset Holdings Bhd......................        78
         253,000   DCB Holdings Bhd.................................       122
         125,000   Genting Bhd......................................       313
         242,000   Golden Hope Plantations Bhd......................       280
         124,000   IOI Corp., Bhd...................................        40
         150,000   Kuala Lumpur Kepong Bhd..........................       322
         166,000   Magnum Corp., Bhd................................       100
         154,800   Malayan Banking Bhd..............................       450
         155,000   Malayan United Industries Bhd....................        27
          59,000   Malaysian International Shipping (Foreign).......        86
          19,000   Malaysian Pacific Industries Bhd.................        46
          46,000   Nestle Bhd.......................................       213
          31,000   New Straits Times Press Bhd......................        38
          51,000   Perusahaan Otomobil Nasional Bhd.................        50
         193,000   Petronas Gas Bhd.................................       439
          60,000   Rashid Hussain Bhd...............................        47
          58,000   Resorts World Bhd................................        98
          52,000   R.J. Reynolds Bhd................................        85
          62,000   Rothmans of Pall Mall Bhd........................       482
         323,000   Sime Darby Bhd...................................       311
         102,000   Technology Resources Industries..................        60
         259,000   Telekom Malaysia Bhd.............................       766
         336,000   Tenaga Nasional Bhd..............................       717
         208,000   United Engineers Bhd.............................       173
                                                                      --------
                                                                         5,486
                                                                      --------
  MEXICO (11.2%)
          44,710   Apasco...........................................       308
       (a)79,309   Banacci 'B'......................................       238
      (a)193,888   Banacci 'L'......................................       500
      (a)461,662   Bancomer 'B'.....................................       300
     (a,e)21,425   Bancomer 'B' ADR.................................       277
      (a)239,635   Cemex CPO........................................     1,085
       (a)34,354   Cemex CPO ADR....................................       312
          15,004   Cifra 'A'........................................        37
          21,930   Cifra 'B'........................................        54

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

          36,440   Cifra 'B' ADR....................................  $     89
         141,854   Cifra 'C'........................................       318
         601,835   FEMSA 'B'........................................     4,839
            (a)1   Gruma ADR........................................        --
         545,427   Kimberly 'A'.....................................     2,592
          80,754   Telemex 'L' ADR..................................     4,527
       (a)87,665   Televisa CPO GDR.................................     3,392
       (a)47,255   TV Azteca ADR....................................     1,066
                                                                      --------
                                                                        19,934
                                                                      --------
  PAKISTAN (4.1%)
         753,600   Fauji Fertilizer Co., Ltd........................     1,443
    (a)1,080,000   Hub Power Co.....................................     1,406
         154,644   Pakistan State Oil Co., Ltd......................     1,316
       3,635,900   Pakistan Telecommunication Co....................     2,747
      (a)771,650   Sui Northern Gas Pipelines.......................       472
                                                                      --------
                                                                         7,384
                                                                      --------
  PERU (0.6%)
          45,190   Tel Peru 'B' ADR.................................     1,053
                                                                      --------
  PHILIPPINES (1.9%)
       1,736,300   Ayala Corp.......................................       675
         207,860   Ayala Land, Inc. 'B'.............................        82
         348,290   C&P Homes, Inc...................................        20
      (a)283,460   Filinvest Land, Inc..............................        11
         199,250   Manila Electric 'B'..............................       659
         185,410   Metro Pacific Corp...............................         5
          10,814   Metropolitan Bank & Trust Co.....................        73
         254,490   Petron Corp......................................        21
          42,170   Philippine Long Distance Telephone Co............       916
           3,200   Philippine Long Distance Telephone Co. ADR.......        72
        (a)8,770   Philippine National Bank 'B'.....................        19
         359,720   San Miguel Corp. 'B'.............................       440
       2,400,940   SM Prime Holdings, Inc...........................       356
                                                                      --------
                                                                         3,349
                                                                      --------
  POLAND (2.2%)
       (a)18,860   Agros Holdings S.A. 'C'..........................       391
        (a)4,080   Agros Holdings S.A. 'D'..........................        84
          12,500   Bank Rozwoju Eksportu S.A........................       259
           8,136   Bank Slaski S.A..................................       450
        (a)8,300   Bank of Handlowy W Warszawie S.A.................       106
         588,000   BIG Bank Gdanski S.A.............................       575
       (a)13,000   BIG Bank Gdanski ell.............................       202
          15,750   Debica S.A.......................................       384
          77,100   Elektrim S.A.....................................       746
       (a)30,500   Exbud S.A........................................       286
       (a)99,597   Polifarb Wroclaw S.A.............................       472
                                                                      --------
                                                                         3,955
                                                                      --------
  RUSSIA (8.4%)
       6,852,500   Edinaya Energetiches.............................     2,056
       1,622,000   Irkutskenergo....................................       320
          73,333   Lukoil Holdings Co...............................     1,694
           4,333   Lukoil Holdings Co. ADR..........................       400
         736,667   Moscow Energy (Mosenergo)........................       935
  (a,d)4,570,885   Mustcom..........................................     3,885
          (a)600   Storyfirst Communications........................     1,716
         116,300   Surgutneftegaz ADR...............................     1,189

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

  RUSSIA (CONT.)
  (a,d)2,684,488   Svyaz Finance....................................  $  2,336
           3,400   Tatneft ADR......................................       483
                                                                      --------
                                                                        15,014
                                                                      --------
  SOUTH AFRICA (4.8%)
          62,200   Barlow Ltd.......................................       528
          21,262   Bidvest Group Ltd................................       176
           8,400   Coronation Holdings Ltd. 'N'.....................       122
         127,400   Ellerine Holdings Ltd............................       822
          66,358   Foodcorp Limited.................................       341
          94,400   Forbes Group Ltd.................................       175
         182,400   Illovo Sugar Ltd.................................       311
         249,675   Malbak Ltd.......................................       244
         278,800   NBS Boland Group, Ltd............................       690
         893,500   New Africa Investments Ltd. 'N'..................       854
         236,100   Orion Selections Holdings, Ltd...................       606
         160,000   Orion Selections Ltd.............................       345
          64,779   Persetel Holdings Ltd............................       355
         519,900   Protea Furnishers Ltd............................       259
         122,900   Rembrandt Group Ltd..............................       897
         170,600   Sasol Ltd........................................     1,784
                                                                      --------
                                                                         8,509
                                                                      --------
  TAIWAN (4.3%)
      (a)191,500   Asustek Computer, Inc............................     3,035
         359,000   Cathay Construction Corp.........................       409
      (a)342,572   Compal Electronics, Inc..........................       998
       1,173,632   Far Eastern Textile, Ltd.........................     1,273
      (a)226,000   Hon Hai Precision Industry.......................     1,143
         357,000   Siliconware Precision Industries Co..............       843
                                                                      --------
                                                                         7,701
                                                                      --------
  THAILAND (2.8%)
        (a)8,100   Advance Agro Public Co., Ltd.....................         7
       (a)24,400   Advance Agro Public Co., Ltd. (Foreign)..........        20
         137,100   Advanced Info Service Public Co., Ltd.
                     (Foreign)......................................       655
          38,200   BEC World Public Co., Ltd. (Foreign).............       152
          14,300   Bangkok Bank Public Co., Ltd. (Foreign)..........        36
    (a,d)804,600   Bangkok Expressway Public Co., Ltd. (Foreign)....       447
           3,200   Bank of Ayudhya Public Co., Ltd. (Foreign).......         1
       (d)88,700   Central Pattana Public Co., Ltd. (Foreign).......        28
     (a,d)54,900   Delta Electronics Public Co., Ltd. (Foreign).....       451
       (a)27,700   Electricity Generating Public Co., Ltd.
                     (Foreign)......................................        52
         105,300   Exploration & Production Public Co., Ltd.
                     (Foreign)......................................     1,212
       (d)65,300   Grammy Entertainment Public Co., Ltd.
                     (Foreign)......................................       285
         385,400   Industrial Finance Corp. of Thailand (Foreign)...        59
       (d)22,000   Lanna Lignite Public Co., Ltd. (Foreign).........        45
         278,000   National Finance & Securities Co., Ltd.
                     (Foreign)......................................        51
      (d)253,400   National Petrochemical Public Co., Ltd.
                     (Foreign)......................................       134
         113,440   Shinawatra Computer Co., Ltd. (Foreign)..........       377
           4,200   Siam City Cement Public Co., Ltd. (Foreign)......         4
         445,866   Siam Commercial Bank Co. Ltd. (Foreign)..........       509
                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

       (a)15,500   TelecomAsia Corp. Public Co. Ltd. (Foreign)......  $      3
      (d)235,000   Thai Airways International Public Co., Ltd.
                     (Foreign)......................................       254
     (a,d)30,300   Thai Engine Manufacturing Public Co., Ltd.
                     (Foreign)......................................        51
          41,900   Thai Farmers Bank Public Co., Ltd. (Foreign).....        76
           8,400   Thailand Petrochemical Industry..................         1
         174,700   United Communications Industry Public Co., Ltd.
                     (Foreign)......................................        71
                                                                      --------
                                                                         4,981
                                                                      --------
  TURKEY (5.6%)
       5,669,750   Arcelik A.S......................................       533
       6,495,500   Ege Biracilik Ve Malt Sanayii....................       588
       4,009,000   Erciyas Biracilik Ve Malt Sanayii................       561
      14,583,000   Eregli Demir Ve Celik Fabrikalari A.S............     2,252
         119,000   Migros Turk......................................       108
      12,603,383   Turkiye Garanti Bankasi A.S......................       623
       8,071,000   Vestel Elektronik Sanayii ve Ticaret A.S.........       662
     120,265,330   Yapi Ve Kredi Bankasi A.S........................     4,584
                                                                      --------
                                                                         9,911
                                                                      --------
  VENEZUELA (0.4%)
          91,003   C.A. La Electricidad de Caracas..................       109
          17,005   CANTV ADR........................................       708
                                                                      --------
                                                                           817
                                                                      --------
  ZIMBABWE (0.5%)
         656,950   Delta Corp.......................................       447
         374,200   Meikles Africa Ltd...............................       337
      (e)597,000   Trans Zambesi Industries Ltd. 'S'................       190
                                                                      --------
                                                                           974
                                                                      --------
TOTAL COMMON STOCKS (COST $164,281).................................
                                                                       135,201
                                                                      --------
PREFERRED STOCKS (12.5%)
  BRAZIL (NON-VOTING STOCKS) (12.2%)
      67,992,584   Banco Bradesco...................................       670
 (a,d)11,156,000   Banco Nacional...................................        --
       2,963,099   Brahma...........................................     1,991
      41,211,110   CEMIG............................................     1,791
          13,945   CEMIG ADR........................................       606
    (a)4,164,300   CRT..............................................     5,131
          30,400   CVRD.............................................       612
          23,359   CVRD ADR.........................................       470
       1,734,000   Itaubanco........................................       932
      12,437,000   Lojas Arapua.....................................        45
       6,448,000   Lojas Renner.....................................       202
       4,660,000   Pao de Acucar....................................        85
    (e)6,401,000   Petrobras........................................     1,497
     (a,e)12,430   Petrobras ADR....................................       295
      12,862,390   Telebras.........................................     1,467
          51,035   Telebras ADR.....................................     5,942
      53,661,000   Telesp...........................................        14
                                                                      --------
                                                                        21,750
                                                                      --------
  RUSSIA (0.3%)
         200,000   Rostelekom.......................................       466
                                                                      --------
TOTAL PREFERRED STOCKS (COST $23,258)...............................    22,216
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

INVESTMENT COMPANIES (1.0%)
  UNITED STATES (1.0%)
       (a)71,000   Korea Fund, Inc..................................  $    470
       (g)34,265   Morgan Stanley Africa Investment Fund, Inc.......       394
    (a,g)105,434   Morgan Stanley India Investment Fund, Inc........       883
                                                                      --------
TOTAL INVESTMENT COMPANIES (COST $2,228)............................     1,747
                                                                      --------

          NO. OF
          RIGHTS
----------------

RIGHTS (0.0%)
  BRAZIL (0.0%)
   (a)75,148,584   Banco Bradesco...................................         7
     (a,d)53,661   Telecom de Sao Paulo.............................        --
                                                                      --------
                                                                             7
                                                                      --------
  POLAND (0.0%)
        (a)1,694   Polifarb Wroclaw S.A.............................         2
                                                                      --------
  SOUTH AFRICA (0.0%)
        (a)2,100   Coronation Holdings Ltd..........................        --
                                                                      --------
  THAILAND (0.0%)
    (a,d)278,000   National Finance & Securities Public Co., Ltd....        --
                                                                      --------
TOTAL RIGHTS (COST $0)..............................................         9
                                                                      --------

          NO. OF
        WARRANTS
----------------

WARRANTS (0.0%)
  INDONESIA (0.0%)
      (a)126,596   Bank International Indonesia, expiring 1/17/00...         2
       (a)80,192   Indah Kiat Pulp & Paper, expiring 7/11/02........         2
                                                                      --------
                                                                             4
                                                                      --------
  MALAYSIA (0.0%)
       (a)26,750   Commerce Asset Holdings Bhd., expiring 3/16/02...         4
        (a)7,428   Rashid Hussain Bhd. expiring 3/25/02.............         1
                                                                      --------
                                                                             5
                                                                      --------
  THAILAND (0.0%)
    (a,d)111,466   Siam Commercial Bank Co..........................        --
                                                                      --------
TOTAL WARRANTS (COST $26)...........................................         9
                                                                      --------

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

CONVERTIBLE DEBENTURE (0.1%)
  SOUTH AFRICA (0.1%)
$      (a)14,600   Sasol Ltd. 8.50%, 12/15/2099 (COST $182).........  $    146
                                                                      --------
TOTAL FOREIGN SECURITIES (89.4%) (COST $189,975)....................   159,328
                                                                      --------
FOREIGN CURRENCY (5.6%)
  ARP         14   Argentine Peso...................................        14
  BRL         84   Brazilian Real...................................        75
  COP      7,776   Colombian Peso...................................         6
  EGP        170   Egyptian Pound...................................        50
  HKD     17,621   Hong Kong Dollar.................................     2,274
  HUF     37,262   Hungarian Forint.................................       183
  INR     37,214   Indian Rupee.....................................       949
  IDR    900,987   Indonesian Rupiah................................       164
  MYR        224   Malaysian Ringgit................................        58
  PKR          4   Pakistani Rupee..................................        --
  PLN      1,453   Polish Zloty.....................................       412
  ZAR      9,495   South African Rand...............................     1,951
  KRW    621,772   South Korean Won.................................       367
  TWD    111,558   Taiwan Dollar....................................     3,419
  TRL    205,528   Turkish Lira.....................................         1
  VEB        450   Venezuelan Bolivar...............................         1
  ZWD         11   Zimbabwe Dollar..................................         1
                                                                      --------
TOTAL FOREIGN CURRENCY (COST $10,029)...............................     9,925
                                                                      --------
TOTAL INVESTMENTS (95.0%) (COST $200,004)...........................   169,253
OTHER ASSETS IN EXCESS OF LIABILITIES (5.0%)........................     8,890
                                                                      --------
NET ASSETS (100%)...................................................  $178,143
                                                                      ========

---------------

(a)   --  Non-income producing security
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(g)   --  The Fund is advised by an affiliate.
ADR   --  American Depositary Receipt
CPO   --  Certificate of Participation
GDR   --  Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                             IN EXCHANGE
 TO DELIVER     VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
   (000)        (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
------------  ---------  -----------  -------------  ---------  -----------------
 HKD 17,622   $   2,274      1/2/98     $   2,274    $   2,274      $      --
IDR 899,539         164      1/2/98     $     159          159             (5)
 MYR   220           57      1/2/98     $      56           57             --
 ZAR  3,019         620      1/2/98     $     620          620             --
              ---------                              ---------      ---------
              $   3,115                              $   3,110      $      (5)
              =========                              =========      =========

---------------

HKD   --  Hong Kong Dollar
IDR   --  Indonesian Rupiah
MYR   --  Malaysian Ringgit
ZAR   --  South African Rand

--------------------------------------------------------------------------------

SWAP AGREEMENT:

The Portfolio had the following Total Return Swap Agreement open at December 31, 1997:

                                                                                             UNEALIZED
NOTIONAL                                                                                   APPRECIATION
 AMOUNT                                                                                   (DEPRECIATION)
  (000)                                    DESCRIPTION                                         (000)
---------  ----------------------------------------------------------------------------  -----------------
$2,000,000 Agreement with Goldman Sachs International terminating November 30, 1998 to pay 12 month USD-LIBOR minus 4.00% and to receive the SET Index converted
           into USD at the mid-market rate on October 30, 1998.........................      $     581

---------------

LIBOR  -- London Interbank Offer Rate
USD   --  U.S. Dollar

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
-----------------------------------------------------------------------------  ---------  -------------
Services.....................................................................  $  40,100         22.5%
Finance......................................................................     27,959         15.7
Consumer Goods...............................................................     27,469         15.4
Energy.......................................................................     21,369         12.0
Capital Equipment............................................................     17,496          9.8
Materials....................................................................     13,549          7.6
Mutli-Industry...............................................................     11,365          6.4
Gold Mines...................................................................         21          0.0
                                                                               ---------         ----
                                                                               $ 159,328         89.4%
                                                                               =========         ====

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)


COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Goods                17.2%
Consumer--Cyclical           15.6%
Consumer--Staples             5.7%
Diversified                  27.1%
Energy                        1.1%
Finance                      10.2%
Services                     12.1%
Technology                    5.2%
Short-Term Investments        3.4%
Other                         2.4%

                                                            TOTAL RETURNS**
                                                ---------------------------------------
                                                                       AVERAGE ANNUAL
                             SIX MONTHS             ONE YEAR           SINCE INCEPTION
                          -----------------     -----------------     -----------------
                           WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                          SALES      SALES      SALES      SALES      SALES      SALES
                          CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
---------------------------------------------------------------------------------------
Class A Shares             9.92%     16.66%     24.11%     31.70%     30.72%     34.64%
---------------------------------------------------------------------------------------
Class B Shares            11.26%     16.26%     25.87%     30.87%     32.24%     33.74%
---------------------------------------------------------------------------------------
Class C Shares            15.21%     16.21%     29.82%     30.82%     33.67%     33.67%
---------------------------------------------------------------------------------------
Lipper Capital
Appreciation Index         N/A        8.81%      N/A       19.86%      N/A       17.38%
---------------------------------------------------------------------------------------
S&P 500 Index              N/A       10.58%      N/A       33.36%      N/A       28.05%
---------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

The Lipper Capital Appreciation Index is a composite of mutual funds managed for maximum capital gains. The S&P 500 Index is an unmanaged index of common stocks. The S&P 500 Index assumes dividends are reinvested.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS
                                                PERCENT OF
ISSUER                             INDUSTRY     NET ASSETS
------                          --------------  ----------
United Technologies Corp.        Diversified        18.6%
Cendant Corp.                      Services         12.1%
Lockheed Martin Corp.           Capital Goods       12.0%
Loews Corp.                      Diversified         4.0%
Clear Channel Communications,
 Inc.                             Consumer--         4.0%
                                   Cyclical

TOP FIVE SECTORS
                        VALUE     PERCENT OF
SECTOR                  (000)     NET ASSETS
------                ---------  -------------
Diversified           $  28,745        27.1%
Capital Goods            18,231        17.2%
Consumer--Cyclical        4,485        15.6%
Services                 12,873        12.1%
Finance                  10,839        10.2%

The investment objective of the Aggressive Equity Fund is to provide capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities. Equity and equity-linked securities include common and preferred stock, convertible securities, rights and warrants to purchase common stock, options, futures, and specialty securities.

For the six-month period ended December 31, 1997, the Fund had a total return of
16.66 percent for the Class A shares at net asset value, as compared to a total return of 8.81 percent for the Lipper Capital Appreciation Index and 10.58 percent for the Standard & Poor's 500-Stock Index during the same period.

After three heady years for the market, Wall Street futurists are divided firmly into bull and bear camps. We are foremost bottom-up investors, focusing on companies rather than markets, and we do not care which way the U.S. market moves in 1998. But if pushed, we are bullish because the backdrop for financial assets remains positive: inflation and interest rates are at 30-year lows, the U.S. budget is balanced, and U.S. companies seem as strong as ever in terms of global competitiveness. Also, the Federal Reserve has enormous flexibility due to the strength in the dollar and low inflation; if the economy slows, short-term rates will come down quickly. Meanwhile, corporate managements are more focused on creating shareholder value than in prior business cycles. Still, negative factors such as the strong dollar and disinflationary/deflationary trends are combining to put pressure on corporate profits. Additionally, valuations are high on an absolute basis.

In our view, this sets up a classic stock-pickers' market. We prefer such an environment because we would rather deal with earnings risk than upward pressure on interest rates. Companies that are able to rise above profit pressures and achieve significant earnings growth will be richly rewarded. However, the "safe growth" segment of the U.S. market--stocks like Coca-Cola and General Electric--look extended and expensive. We don't believe they necessarily need to go down, but they have gone up much more than their respective earnings in recent years and should eventually enter a phase where their stock prices lag profit growth.

We believe there is more money to be made in "unsafe growth," i.e., companies that have strong fundamentals but where investors still have doubts. We divide those "unsafe growth" stocks that we find compelling into two categories: stocks infected with investor fears stemming from the turmoil in

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

Asia, and stocks that should be insulated against the negative factors pressuring U.S. corporate profits. In the first category, we include such companies as United Technologies, whose earnings are growing at 17 to 18 percent annually, and Gulfstream Aerospace, the leading producer of executive jets with a debt-free balance sheet and earnings estimates on the rise.

In the second category we include Cendant, the new company formed by the merger of HFS and CUC International. We feel Cendant may reap tremendous revenue and profit-margin gains from the combination of the country's largest franchiser with the preeminent direct marketing company. Also in this category is Cracker Barrel Old Country Store, a 300-unit chain of restaurant and gift shops that is experiencing profit-margin improvement after several sluggish years. A final example of a stock that should be somewhat insulated from generalized corporate profit pressure is Lockheed Martin. The company is generating massive free cash flow and will be the largest defense contractor in the world, pending the closing of its acquisition of Northrop Grumman.

Kurt A. Feuerman
PORTFOLIO MANAGER

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

COMMON STOCKS (93.6%)
  CAPITAL GOODS (17.2%)
    AEROSPACE & DEFENSE (17.2%)
          21,200   AVTEAM, Inc., `A'................................  $    188
       (a)85,100   Gulfstream Aerospace Corp........................     2,489
       (a)33,800   Litton Industries, Inc...........................     1,943
         129,600   Lockheed Martin Corp.............................    12,766
          10,400   Thiokol Corp.....................................       845
                                                                      --------
  TOTAL CAPITAL GOODS...............................................    18,231
                                                                      --------
  CONSUMER -- CYCLICAL (15.6%)
    AUTOMOTIVE (4.2%)
          68,100   Avis Rent A Car, Inc.............................     2,175
          19,000   Borg-Warner Automotive, Inc......................       988
          21,800   General Motors Corp..............................     1,322
                                                                      --------
                                                                         4,485
                                                                      --------
    BROADCAST -- RADIO & TELEVISION (6.7%)
       (a)10,100   American Radio Systems Corp., `A'................       538
          57,700   CBS, Inc.........................................     1,699
       (a)52,900   Clear Channel Communications, Inc................     4,202
       (a)16,200   Viacom, Inc., `B'................................       671
                                                                      --------
                                                                         7,110
                                                                      --------
    FOOD SERVICE & LODGING (2.6%)
       (a)39,900   Brinker Intertional, Inc.........................       638
          63,700   Cracker Barrel Old Country Store, Inc............     2,126
                                                                      --------
                                                                         2,764
                                                                      --------
    LEISURE RELATED (0.9%)
          38,000   International Game Technology....................       960
                                                                      --------
    PUBLISHING (1.2%)
      (a)102,900   PRIMEDIA, Inc....................................     1,299
                                                                      --------
  TOTAL CONSUMER -- CYCLICAL........................................    16,618
                                                                      --------
  CONSUMER -- STAPLES (5.7%)
    BEVERAGES (0.9%)
          28,500   Coca-Cola Enterprises, Inc.......................     1,013
                                                                      --------
    FOOD (1.1%)
          12,100   Ralston-Ralston Purina Group.....................     1,125
                                                                      --------
    TOBACCO (3.7%)
       (a)19,100   Consolidated Cigar Holdings, Inc.................       526
          62,100   Philip Morris Cos., Inc..........................     2,814
          16,600   RJR Nabisco Holdings Corp........................       623
                                                                      --------
                                                                         3,963
                                                                      --------
  TOTAL CONSUMER -- STAPLES.........................................     6,101
                                                                      --------
  DIVERSIFIED (27.1%)
    DIVERSIFIED (27.1%)
           (a)65   Berkshire Hathaway, Inc..........................     2,990
          57,200   ITT Industries, Inc..............................     1,795
          39,700   Loews Corp.......................................     4,213
         271,200   United Technologies Corp.........................    19,747
                                                                      --------
  TOTAL DIVERSIFIED.................................................    28,745
                                                                      --------

                                                                         VALUE
          SHARES                                                         (000)
------------------------------------------------------------------------------

  ENERGY (1.1%)
    COAL, GAS, & OIL (1.1%)
          23,800   Diamond Offshore Drilling, Inc...................  $  1,145
                                                                      --------
  FINANCE (9.6%)
    BANKING (1.4%)
       (a)32,600   Friedman, Billings, Ramsey Group, Inc., `A'......       585
           2,733   Wells Fargo Co...................................       927
                                                                      --------
                                                                         1,512
                                                                      --------
    FINANCIAL SERVICES (5.6%)
          15,600   American Express Co..............................     1,392
          22,900   SLM Holding Corp.................................     3,186
          25,550   Travelers, Inc...................................     1,377
                                                                      --------
                                                                         5,955
                                                                      --------
    INSURANCE (2.6%)
          33,100   American Bankers Insurance Group, Inc............     1,521
           4,000   Cincinnati Financial Corp........................       563
          19,300   Nationwide Financial Services, Inc., 'A'.........       697
                                                                      --------
                                                                         2,781
                                                                      --------
  TOTAL FINANCE.....................................................    10,248
                                                                      --------
  SERVICES (12.1%)
    PROFESSIONAL SERVICES (12.1%)
      (a)374,491   Cendant Corp.....................................    12,873
                                                                      --------
  TECHNOLOGY (5.2%)
    COMPUTERS (1.8%)
          18,700   International Business Machines Corp.............     1,955
                                                                      --------
    SOFTWARE SERVICES (2.2%)
       (a)17,900   Microsoft Corp...................................     2,314
                                                                      --------
    TECHNOLOGY (0.7%)
          13,700   Linear Technology Corp...........................       789
                                                                      --------
    TELECOMMUNICATIONS (0.5%)
        (a)9,200   Associated Group, Inc., Class A..................       273
        (a)7,900   Associated Group, Inc., Class B..................       230
                                                                      --------
                                                                           503
                                                                      --------
  TOTAL TECHNOLOGY..................................................     5,561
                                                                      --------
TOTAL COMMON STOCKS (COST $93,897)..................................    99,522
                                                                      --------

          NO. OF
          RIGHTS
----------------

RIGHTS (0.6%)
  FINANCE (0.6%)
    FINANCIAL SERVICES (0.6%)
       (a)17,700   Newcourt Credit Group, Inc. (COST $577)..........       591
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.4%)
    REPURCHASE AGREEMENT (3.4%)
$          3,601   Chase Securities, Inc. 5.95%, dated 12/31/97, due
                     1/2/98, to be repurchased at $3,602,
                     collateralized by $3,640 U.S. Treasury Notes,
                     5.625%, due 2/15/06, valued at $3,679 (COST
                     $3,601)........................................  $  3,601
                                                                      --------
TOTAL INVESTMENTS (97.6%) (COST $98,075)............................   103,714
OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)........................     2,551
                                                                      --------
NET ASSETS (100%)...................................................  $106,265
                                                                      ========

---------------

(a)   --  Non-income producing security

SECURITIES SOLD SHORT (NOTE A-6)

                                                                         VALUE
          SHARES                                                         (000)
----------------                                                      --------
          17,700   Newcourt Credit Group, Inc. Rights (TOTAL
                     PROCEEDS $605).................................  $    591
                                                                      ========


    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Apartment                    19.5%
Healthcare                    6.2%
Land                          1.4%
Lodging/Leisure              11.5%
Manufactured Homes            6.6%
Office & Industrial          28.1%
Retail                       18.3%
Self Storage                  3.2%
Short-Term Investments        5.2%

                                                 TOTAL RETURNS**
                          -------------------------------------------------------------
                                                                       AVERAGE ANNUAL
                             SIX MONTHS             ONE YEAR           SINCE INCEPTION
                          -----------------     -----------------     -----------------
                           WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                          SALES      SALES      SALES      SALES      SALES      SALES
                          CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
---------------------------------------------------------------------------------------
Class A Shares             7.28%     13.83%     17.33%     24.48%     28.70%     33.33%
---------------------------------------------------------------------------------------
Class B Shares             8.40%     13.40%     18.40%     23.40%     30.28%     32.27%
---------------------------------------------------------------------------------------
Class C Shares            12.36%     13.36%     22.43%     23.43%     32.28%     32.28%
---------------------------------------------------------------------------------------
NAREIT Equity Index        N/A       13.77%      N/A       20.29%      N/A       31.61%
---------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

The NAREIT Equity Index is an unmanaged market weighted index of tax qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System, including dividends.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS

                                                              PERCENT OF
ISSUER                                         INDUSTRY       NET ASSETS
------                                    ------------------  ----------
Taubman Centers, Inc. REIT                      Retail             5.4%
Arden Realty Group, Inc.                       Office &
                                              Industrial           4.7%
Chateau Communities, Inc. REIT            Manufactured Homes       4.6%
Nationwide Health Properties, Inc.            Healthcare           4.6%
Bay Apartment Communities, Inc. REIT          Apartment            4.0%

TOP FIVE SECTORS
                                VALUE   PERCENT OF
SECTOR                          (000)   NET ASSETS
------                          ------  ----------
Office & Industrial             $10,502   28.1%
Apartment                         7,301   19.5%
Retail                            6,839   18.3%
Lodging/Leisure                   4,294   11.5%
Manufactured Homes                2,476    6.6%

The U.S. Real Estate Fund seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

For the six-month period ended December 31, 1997, the Fund achieved a total return of 13.83 percent for Class A shares at net asset value, as compared to a total return of 13.77 percent for the National Association of Real Estate Investment Trusts (NAREIT) Equity Index.

INVESTMENT THEMES

The past six months were very exciting for the REIT industry, as REITs continued to become much more widely accepted in the investment community. Reasons for this acceptance include the tremendous growth of the industry, continued strong performance, and positive attention from the business media.

Total equity capitalization of the REIT industry at the end of the reporting period reached $145 billion, a 65 percent increase over 1996. New equity issuance of $23 billion during 1997 was more than the three previous years combined, and double the previous record of 1993, when the market was dominated by IPOs. Although the majority of the issuance was for secondary offerings by existing REITs, there was also a reopening of the window for IPOs, with approximately $3 billion raised in 12 separate transactions.

Noteworthy IPOs included several regional office companies. Potentially of greater interest, however, were the IPOs of Equity Office Properties and AMB Property Corporation, involving essentially the conversion of a pension fund advisory business to a REIT. It also is noteworthy that the office and industrial sectors accounted for almost one-half of the total equity issuance. We expect equity issuance to continue at a high rate, albeit at a slower pace than in 1997. We believe that given current valuations, we will continue to see a modest level of IPOs both from regional operators and from pension fund advisors.

Participants in the REIT industry have speculated on the timing of a merger wave as the public real estate market matures beyond its initial proliferation of IPOs. It now appears as if the anticipated wave of mergers has officially commenced, beginning with the friendly and surprising merger between Equity Office Properties (the nation's largest office REIT) with Beacon Properties (Equity

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

Office Properties' largest national rival). Generally, the majority of the other merger deals involved companies expanding to become super-regional or national players in their sector, with the multifamily sector producing the most mergers. However, the greatest excitement was generated by the bidding war between Starwood Lodging and Hilton Hotels to purchase ITT Corporation, a battle won by Starwood. The battle over ITT commanded daily articles in THE WALL STREET JOURNAL and other business publications.

This merger activity set off an interesting debate about whether it is more favorable to own the consolidators or the targets. Given our approach of selecting securities that we believe offer the best value relative to their underlying net property assets, it is not surprising that we often own the targets. Although we are not opposed to owning the consolidators, owning such companies in the portfolio would likely be as a result of their underlying relative valuation, as opposed to a stated goal to be a large participant in a sector.

Clearly, with healthy investor interest in REITs combined with REITs trading at significant premiums to asset value, a number of companies are attempting to position themselves as growth companies. While this objective may be achievable at this stage of the real estate recovery cycle, it may be far more difficult to implement this type of approach to real estate investing and strategic direction in other phases of the real estate cycle. We expect that as the current recovery in the U.S. real estate market continues toward equilibrium, we will see a decline in the average premiums to net asset value at which the companies trade.

SECTOR REVIEW

With regard to the property markets, we are seeing evidence of an emerging recovery in the area of new construction of real estate. Despite the disfavor that real estate development faced in virtually every property sector in the early 1990s, we have witnessed the financial community reopening their doors to finance development. Although the real estate market generally remains in a favorable part of its cycle, this new supply causes us to raise the following issues. In our modeling of companies, we have implemented a negative reversionary value calculation (to reflect our anticipation of declines in occupancy caused by oversupply) in calculating the net asset value of companies. This is particularly true in the limited service hotel business, as well as for companies with a concentration of multifamily properties in the Southeast. Additionally, we are monitoring a number of industrial markets for oversupply and potential decline in occupancy. Finally, although we have discussed our rationale for overweighting the office and upscale full-service hotel markets since inception of the Fund, we have begun shifting the portfolio to favor those companies with properties in the most supply-constrained locations, which include urban markets as well as those in California and the Northeast.

The majority of sell-side analysts predicted that 1997 would be a year for stock-picking as opposed to sector allocation. At the beginning of the year, we declared that there was still room for outperformance through sector allocation. The chart below outlines the total return performance of the various sectors in the real estate industry for 1996 and 1997.

                                                                    TOTAL PERFORMANCE
                                                                 ------------------------
SECTOR                                                              1997         1996
------                                                           -----------  -----------
Apartments.....................................................       16.0%        28.4%
Manufactured Homes.............................................       18.1%        34.9%
Strip Centers..................................................       21.4%        32.8%
Regional Malls.................................................       13.7%        44.6%
Outlet Centers.................................................        0.1%         3.5%
Industrial.....................................................       19.0%        27.0%
Office.........................................................       29.0%        51.8%
Self Storage...................................................        3.4%        42.0%
Triple Net Lease...............................................       17.7%        30.8%
Hotel..........................................................       30.1%        49.2%

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

From a market perspective, the office and hotel sectors provided the best performance for the third consecutive year. However, we believe that the increasing supply in these markets, combined with the prevailing prices of the securities in these sectors, may cause overall returns in 1998 to be substantially less than in previous years.

The self-storage and factory outlet sectors drastically underperformed the NAREIT Equity Index for two very different reasons. The poor returns in the factory outlet sector were the result of a continued deterioration of the sector's fundamentals. Looking forward, we believe this sector will continue to trail due to continued weakness in occupancies and rents. The self-storage market, by contrast, is in equilibrium from a supply-and-demand perspective; however, share prices had run too far in 1996, leaving no room for continued appreciation last year. In 1998, we expect this sector to be a market performer. As we discussed last year, we were unable to explain the outperformance of the regional mall sector, and despite improving occupancies and reduced bankruptcies, this sector trailed the Index in 1997. The other major sectors in the Index provided returns similar to the market.

With respect to the performance of the Fund from a top-down perspective, we created outperformance through our overweighting of the office and hotel sectors, and through the underweighting of the self-storage and factory outlet sectors. From a bottom-up perspective, we created significant outperformance from our stock-picking in the apartment, manufactured home, industrial, and regional mall sectors.

INVESTMENT STRATEGY

We will continue to pursue a strategy of overweighting those sectors that offer the best underlying real estate fundamentals. We believe that in 1998 our overall sector weightings will probably come closer to approximating market weightings, due to two factors. First, the relative weightings in the NAREIT Equity Index have changed materially and are now more in line with our Fund. For example, we have maintained a hotel weighting between 8 and 15 percent during the last several years. During this reporting period, the Index weighting has shifted from 4 percent to a likely weighting of 13 to 15 percent in light of recent merger activity. Second, the underlying valuations have generally adjusted to reflect the relative attractiveness of each sector. We will continue to provide basic sector weighting guidelines, but it is important to note that we focus in great detail on sub-sectors within those sectors. Following is our outlook for the various sub-sectors in the coming year:

UNDERPERFORM                       MARKET PERFORM                     OUTPERFORM
---------------------------------  ---------------------------------  ---------------------------------
Class A Apartments                 Class B Apartments                 CBD Office
Sunbelt                            Self Storage                       Upscale Hotels
Economy Lodging                    Suburban Office                    Northeast/Pacific Coast
Factory Outlets                    Industrial
Class B Regional Malls             Class A Regional Malls
                                   Midwest
                                   Manufactured Housing
                                   Strip Shopping Centers

Within this framework, we will, as discussed above, continue to select those securities that we feel offer the best value relative to our estimate of their intrinsic asset value.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

IMPORTANT FUND UPDATE

On October 23, 1997, the Trustees of the Fund approved its reorganization into the Van Kampen American Capital Real Estate Securities Fund. Upon shareholder approval, the reorganization of the Fund is expected to take place prior to June 30, 1998. More information about the reorganization will be forwarded to you in a proxy statement in the near future.

Your Fund and the Van Kampen American Capital Real Estate Securities Fund have substantially similar investment objectives, policies and practices, and are managed by the same portfolio management team. The Van Kampen American Capital Fund's investment objective is to provide shareholders with long-term growth of capital, with current income as a secondary objective.

Russell Platt                              Theodore R. Bigman
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------

COMMON STOCKS (93.3%)
  APARTMENT (19.5%)
    3,400   Amli Residential Properties Trust REIT...........  $    76
   30,900   Avalon Properties, Inc. REIT.....................      956
   38,600   Bay Apartment Communities, Inc. REIT.............    1,505
   41,400   Essex Property Trust, Inc. REIT..................    1,449
    5,800   Irvine Apartment Communities, Inc. REIT..........      184
   34,000   Oasis Residential, Inc. REIT.....................      759
   48,032   Security Capital Atlantic, Inc...................    1,015
   25,400   Walden Residential Properties, Inc. REIT.........      648
   45,351   Wellsford Properties, Inc........................      709
                                                               -------
                                                                 7,301
                                                               -------
  HEALTHCARE (6.2%)
   66,800   Nationwide Health Properties, Inc................    1,703
   16,500   Omega Healthcare Investors, Inc..................      637
                                                               -------
                                                                 2,340
                                                               -------
  LAND (0.9%)
(a)45,424   Atlantic Gulf Communities Corp...................      204
 (a)7,600   Catellus Development Corp........................      152
                                                               -------
                                                                   356
                                                               -------
  LODGING/LEISURE (11.5%)
   17,700   American General Hospitality Corp................      473
(a)36,800   CapStar Hotel Co.................................    1,263
(a)33,100   Extended Stay of America, Inc....................      412
(a)76,000   Host Marriott Corp...............................    1,491
   (a)400   ITT Corp.........................................       33
(a)31,700   John Q. Hammons Hotels, Inc......................      285
(a)12,600   Suburban Lodges of America.......................      168
 (a)6,500   Vail Resorts, Inc................................      169
                                                               -------
                                                                 4,294
                                                               -------
  MANUFACTURED HOMES (6.6%)
   54,848   Chateau Communities, Inc. REIT...................    1,728
   27,700   Manufactured Home Communities, Inc. REIT.........      748
                                                               -------
                                                                 2,476
                                                               -------
  OFFICE & INDUSTRIAL (27.6%)
    INDUSTRIAL (3.8%)
   59,000   Pacific Gulf Properties, Inc. REIT...............    1,401
                                                               -------
    OFFICE (19.0%)
   56,600   Arden Realty Group, Inc..........................    1,740
   51,166   Brandywine Realty Trust REIT.....................    1,286
   50,600   Brookfield Properties Corp.......................      844
   20,500   Brookfield Properties Corp. Installment
              Receipts.......................................      244
   39,200   CarrAmerica Realty Corp. REIT....................    1,242
   19,407   Equity Office Properties Trust REIT..............      613
   34,400   Great Lakes REIT, Inc............................      669
   21,016   Trizec Hahn Corp.................................      487
                                                               -------
                                                                 7,125
                                                               -------

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------

    OFFICE & INDUSTRIAL (4.8%)
   41,400   Bedford Property Investors, Inc. REIT............  $   906
   34,400   Prime Group Realty Trust REIT....................      697
    7,600   Reckson Associates Realty Trust REIT.............      193
                                                               -------
                                                                 1,796
                                                               -------
  TOTAL OFFICE & INDUSTRIAL..................................   10,322
                                                               -------
  RETAIL (17.8%)
    REGIONAL MALL (10.4%)
   36,200   CBL & Associates Properties, Inc. REIT...........      894
   23,900   First Union Real Estate Investments REIT.........      388
  156,300   Taubman Center, Inc. REIT........................    2,032
   16,900   Urban Shopping Centers, Inc. REIT................      589
                                                               -------
                                                                 3,903
                                                               -------
    SHOPPING CENTER (7.4%)
   43,500   Burnham Pacific Property Trust REIT..............      666
   48,200   Federal Realty Investment Trust REIT.............    1,241
   17,900   Pan Pacific Retail Properties, Inc. REIT.........      383
    9,500   Pennsylvania REIT................................      233
      200   Ramco-Gershenson Properties Trust REIT...........        4
   16,400   Western Investment Real Estate Trust REIT........      225
                                                               -------
                                                                 2,752
                                                               -------
  TOTAL RETAIL...............................................    6,655
                                                               -------
  SELF STORAGE (3.2%)
    8,800   Public Storage, Inc. REIT........................      258
   32,100   Shurgard Storage Centers, Inc. `A' REIT..........      931
                                                               -------
  TOTAL SELF STORAGE.........................................    1,189
                                                               -------
TOTAL COMMON STOCKS (COST $31,977)...........................   34,933
                                                               -------
PREFERRED STOCKS (0.9%)
    LAND (0.4%)
(a)14,036   Atlantic Gulf Communities Corp...................      155
                                                               -------
    RETAIL (0.5%)
      SHOPPING CENTER (0.5%)
    5,500   First Washington Realty Trust, Inc. `A'..........      184
                                                               -------
TOTAL PREFERRED STOCKS (COST $294)...........................      339
                                                               -------

     FACE
   AMOUNT
    (000)
---------

CONVERTIBLE BONDS (0.5%)
  OFFICE & INDUSTRIAL (0.5%)
$     224   Brookfield Properties Corp. 6.00%, 2/14/07 (COST
              $92)...........................................      180
                                                               -------

   NO. OF
 WARRANTS
---------

WARRANTS (0.1%)
  LAND (0.1%)
 (a)9,609   Atlantic Gulf Communities Corp., Class A,
              expiring 6/23/04...............................       14
 (a)9,609   Atlantic Gulf Communities Corp., Class B,
              expiring 6/23/04...............................       14
 (a)9,609   Atlantic Gulf Communities Corp., Class C,
              expiring 6/23/04...............................       14
                                                               -------
TOTAL WARRANTS (COST $0).....................................       42
                                                               -------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

     FACE
   AMOUNT                                                        VALUE
    (000)                                                        (000)
----------------------------------------------------------------------

SHORT-TERM INVESTMENT (14.7%)
  REPURCHASE AGREEMENT (14.7%)
$   5,507   Chase Securities, Inc. 5.95%, dated 12/31/97, due
              1/2/98 to be repurchased at $5,509,
              collateralized by $4,985, U.S. Treasury Bonds,
              7.875%, due 11/15/04, valued at $5,624
              (COST $5,507)..................................  $ 5,507
                                                               -------
TOTAL INVESTMENTS (109.5%) (COST $37,870)....................   41,001
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.5%)................   (3,559)
                                                               -------
NET ASSET (100%).............................................  $37,442
                                                               =======

---------------

(a)   --  Non-income producing security
REIT  --  Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Aerospace & Defense                  4.6%
Broadcast--Radio & Television       13.2%
Energy                               6.1%
Entertainment                        5.2%
Finance                              4.9%
Foreign Government Bonds             4.2%
Gaming & Lodging                     4.4%
Health Care Supplies &
Services                             3.1%
Retail                               5.7%
Telecommunications                  22.3%
Short-Term Investments               3.2%
Other                               23.1%

                                                 TOTAL RETURNS**
                          -------------------------------------------------------------
                                                                       AVERAGE ANNUAL
                             SIX MONTHS             ONE YEAR           SINCE INCEPTION
                          -----------------     -----------------     -----------------
                           WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                          SALES      SALES      SALES      SALES      SALES      SALES
                          CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
---------------------------------------------------------------------------------------
Class A Shares             1.20%      6.24%      8.41%     13.80%     11.41%     14.71%
---------------------------------------------------------------------------------------
Class B Shares             1.76%      5.67%      8.76%     12.76%     11.54%     13.75%
---------------------------------------------------------------------------------------
Class C Shares             4.69%      5.66%     11.76%     12.76%     13.75%     13.75%
---------------------------------------------------------------------------------------
CS First Boston High
Yield Index                N/A        6.40%      N/A       12.65%      N/A       13.33%
---------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS
                                                     PERCENT OF
SECURITY                              SECTOR         NET ASSETS
--------                        -------------------  ----------
Time Warner, Inc., 'M', 10.25%     Entertainment          5.2%
Teleport Communications 0.00%,
 7/1/07                         Telecommunications        3.3%
Nextel Communications 0.00%,
 8/15/04                        Telecommunications        3.2%
Norcal Waste Systems 'B',
 13.50%, 11/15/05                  Environmental          2.8%
                                     Controls
Advanced Micro Devices 11.00%,
 8/1/03                              Computers            2.8%

TOP FIVE SECTORS
                        VALUE     PERCENT OF
SECTOR                  (000)     NET ASSETS
------                ---------  -------------
Telecommunications    $   4,116        22.3%
Broadcast--Radio &
 Television               2,438        13.2%
Energy                    1,130         6.1%
Retail                    1,036         5.7%
Entertainment               955         5.2%

The investment objective of the High Yield Fund is to seek to maximize total return by investing in a diversified portfolio of high-yield, high-risk income securities that offer a yield above what is generally available on debt securities in the four highest categories of the recognized rating services.

For the six months ended December 31, 1997, the Fund had a total return at net asset value of 6.24 percent for Class A shares, as compared to a total return of
6.40 percent for the CS First Boston High Yield Index.

High-yield bond yield spreads over U.S. Treasuries continue to be at historically narrow levels. These levels have been supported by several factors, including the solid U.S. economy, strong demand among investors for high-yield bonds, and favorable merger and acquisition activity affecting high-yield companies. The telecommunications sector has been especially active in the M & A and IPO fronts.

The third quarter was capped by the proposed acquisition of MCI Communications and Brooks Fiber by WorldCom. These transactions would follow WorldCom's acquisition of MFS Communications completed earlier in the year. These and similar transactions are being consummated through stock swaps, so the combined companies have not increased debt levels. Credit quality of the acquired companies has improved as a result of the mergers, favorably impacting prices on their high-yield bonds. We believe the accelerating demand for telecommunications services will continue to favorably impact companies that have sound business strategies and attractive fiber-optic networks. We have been significantly weighted in the sector and increased our commitment in the second half of the year. In particular, we feel there will be investment opportunities in European telecommunications companies that we believe will benefit from the deregulation underway in the long-distance business in the region.

We have continued to reduce our exposure to the cable television sector. Following the news in the second quarter that Microsoft planned to make an investment in Comcast, Tele-Communications Inc., the leader in the industry, has also begun to improve credit quality by spinning off non-cable

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

assets and entering into joint ventures to realize efficiencies in its cable system. Cable company stock prices soared last year, indirectly helping bond prices and more directly boosting returns on a TCI convertible-bond investment we made earlier in the year.

After reducing our exposure to dollar-denominated non-U.S. issues in the second and third quarters, we reversed course as problems in the Asian economies caused international bonds to underperform regardless of credit profile or country of origin. While we do have limited direct exposure to corporate bonds in Asia, the majority of our investments have been in Latin America and Europe. In our opinion, the fundamentals in those regions remain strong, and we view the higher yields as an opportunity. We maintained a 20 percent limit on dollar-denominated issuers in below-investment grade countries. Recent investments have increased our commitment closer to that level.

The continuing strength of the U.S. economy and the attractive growth prospects of selected companies in the domestic high-yield market lead us to be relatively optimistic about prospects for 1998 returns. Due to the age of the economic cycle and the still historically narrow average yield spreads, however, we continue to emphasize somewhat higher-than-average credit quality in the portfolio. Additionally, we intend to maintain interest-rate sensitivity at no longer than that of the Fund's benchmark.

Robert Angevine              Thomas L. Bennett            Stephen F. Esser
PORTFOLIO MANAGER            PORTFOLIO MANAGER            PORTFOLIO MANAGER

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

      FACE
    AMOUNT                                                        VALUE
     (000)                                                        (000)
-----------------------------------------------------------------------

CORPORATE BONDS AND NOTES (75.4%)
  AEROSPACE & DEFENSE (3.6%)
$   (e)200   Jet Equipment Trust, Series 1994-C1, 11.79%,
               6/15/13........................................  $   269
    (e)300   Jet Equipment Trust, Series 1995-D, 11.44%,
               11/1/14........................................      401
                                                                -------
                                                                    670
                                                                -------
  BANKING (0.3%)
        65   Korea Development Bank 7.375%, 9/17/04...........       52
                                                                -------
  BROADCAST -- RADIO & TELEVISION (13.2%)
       410   Cablevision Systems Corp. 9.875%, 5/15/06........      451
       155   Comcast Corp. 1.125%, 4/15/07....................      102
  (e,n)165   Fox/Liberty Networks L.L.C. 0.00%, 8/15/07.......      106
    (e)115   Fox/Liberty Networks L.L.C. 8.875%, 8/15/07......      115
       130   Lenfest Communications 8.375%, 11/1/05...........      134
       210   Multicanal S.A. 10.50%, 2/1/07...................      208
       350   Paramount Communications 8.25%, 8/1/22...........      353
    (e)240   RBS Participacoes S.A. 11.00%, 4/1/07............      222
        60   Rogers Communications, Inc. 9.125%, 1/15/06......       61
       350   Rogers Communications, Inc. 8.875%, 7/15/07......      350
       325   TV Azteca S.A. de CV, 'B', 10.50%, 2/15/07.......      336
                                                                -------
                                                                  2,438
                                                                -------
  CHEMICALS (1.3%)
  (e,h)225   Huntsman Corp. 9.09%, 7/1/07.....................      235
                                                                -------
  COMPUTERS (2.8%)
       480   Advanced Micro Devices 11.00%, 8/1/03............      516
                                                                -------
  ELECTRICAL EQUIPMENT (1.3%)
    (e)325   Hyundai Semiconductor 8.625%, 5/15/07............      239
                                                                -------
  ENERGY (6.1%)
       340   Nuevo Energy Co. 9.50%, 4/15/06..................      363
       325   Quezon Power Ltd. 8.86%, 6/15/17.................      278
       380   Snyder Oil Corp. 8.75%, 6/15/07..................      386
  (e,n)130   Transamerican Energy 0.00%, 6/15/02..............      103
                                                                -------
                                                                  1,130
                                                                -------
  ENVIRONMENTAL CONTROLS (2.8%)
    (n)450   Norcal Waste Systems, 'B', 13.50%, 11/15/05......      523
                                                                -------
  FINANCE (1.6%)
        75   Navistar Financial Corp., 'B', 9.00%, 6/1/02.....       77
       225   Western Financial Bank 8.875%, 8/1/07............      223
                                                                -------
                                                                    300
                                                                -------
  FOOD (2.0%)
       105   Ameriserve Food Co. 10.125%, 7/15/07.............      109
    (e)240   Fleming Cos., Inc. 10.50%, 12/1/04...............      251
                                                                -------
                                                                    360
                                                                -------
  FOOD SERVICE & LODGING (3.1%)
       150   HMC Acquisition Properties, 'B', 9.00%,
               12/15/07.......................................      157
        50   HMH Properties Inc., 'B', 8.875%, 1/15/07........       53
       335   Host Marriott Travel Plaza, 'B', 9.50%,
               5/15/05........................................      355
                                                                -------
                                                                    565
                                                                -------

      FACE
    AMOUNT                                                        VALUE
     (000)                                                        (000)
-----------------------------------------------------------------------

  FOREST PRODUCTS & PAPER (2.8%)
$      215   Asia Pulp & Paper Co., Ltd. 12.00%, 12/29/49.....  $   181
       305   SD Warren Co., 'B', 12.00%, 12/15/04.............      341
                                                                -------
                                                                    522
                                                                -------
  GAMING & LODGING (4.4%)
       445   Grand Casinos, Inc. 10.125%, 12/1/03.............      480
       320   Station Casinos, Inc. 10.125%, 3/15/06...........      337
                                                                -------
                                                                    817
                                                                -------
  HEALTH CARE SUPPLIES & SERVICES (3.1%)
    (e)200   Integrated Health Services 9.50%, 9/15/07........      206
       220   Tenet Healthcare Corp. 8.625%, 1/15/07...........      227
       145   Vencor, Inc. 8.625%, 7/15/07.....................      145
                                                                -------
                                                                    578
                                                                -------
  OUTDOOR ADVERTISING (2.0%)
       355   Outdoor Systems, Inc., 8.875%, 6/15/07...........      370
                                                                -------
  RETAIL -- GENERAL (1.8%)
        95   Kmart Corp. 7.75%, 10/1/12.......................       92
       225   Kmart Funding Corp. 8.80%, 7/1/10................      233
                                                                -------
                                                                    325
                                                                -------
  SOAP & TOILETRIES (0.4%)
       100   Revlon Worldwide, 'B', Zero Coupon, 3/15/01......       69
                                                                -------
  TELECOMMUNICATIONS (22.0%)
       260   Comcast Cellular Holdings 'B', 9.50%, 5/1/07.....      271
    (n)190   Dial Call Communications, 0.00%, 12/15/05........      174
       210   Globalstar LP/Capital 11.375%, 2/15/04...........      214
    (e)150   Globo Communicoes 10.50%, 12/20/06...............      144
     (e)50   Hermes Euro Railtel B.V. 11.50%, 8/15/07.........       55
    (e)200   Hylsa S.A. de C.V. 9.25%, 9/15/07................      196
       320   IXC Communications, Inc., 'B', 12.50%, 10/1/05...      368
    (n)665   Nextel Communications 0.00%, 8/15/04.............      590
    (n)400   Occidente Y Caribe 0.00%, 3/15/04................      300
       215   Philippine Long Distance Telephone 7.85%,
               3/6/07.........................................      186
  (e,n)250   PTC International Finance B.V. 0.00%, 7/1/07.....      161
       100   Qwest Communcations International, 'B', 10.88%,
               4/1/07.........................................      113
       150   Rogers Cantel, Inc. 8.30%, 10/1/07...............      149
  (e,n)645   TCI Satellite Entertainment 0.00%, 2/15/07.......      430
    (n)745   Teleport Communications 0.00%, 7/1/07............      609
       180   Total Access Communications 2.00%, 5/31/06.......       84
                                                                -------
                                                                  4,044
                                                                -------
  UTILITIES (0.8%)
       125   Midland Funding II, 'A', 11.75%, 7/23/05.........      147
                                                                -------
TOTAL CORPORATE BONDS AND NOTES (COST $13,618)................   13,900
                                                                -------
ASSET BACKED SECURITIES (9.6%)
  AEROSPACE & DEFENSE (1.0%)
       175   Aircraft Lease Portfolio Securitization Ltd.,
               Series 1996-1, Class D 12.75%, 6/15/06.........      188
                                                                -------
  FINANCE (3.3%)
    (e)246   Commercial Financial Services, Inc., Series
               1997-5, Class A1, 7.715% 6/15/05...............      248
  (e,h)316   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
               Class S, 1.64%, 11/12/21.......................       27

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

      FACE
    AMOUNT                                                        VALUE
     (000)                                                        (000)
-----------------------------------------------------------------------

  FINANCE (CONT.)
$   (e)122   First Home Mortgage Acceptance Corp.,
               Series 1996-B, Class C, 7.929%, 11/1/18........  $   110
    (e)223   Long Beach Auto Trust 1997-1, Class B, 14.22%,
               10/26/03.......................................      223
                                                                -------
                                                                    608
                                                                -------
  RETAIL (3.9%)
       150   DR Securitized Lease Trust, Series 1993-K1, Class
               A2, 7.43%, 8/15/18.............................      134
       488   DR Securitized Lease Trust, Series 1994-K1, Class
               A1, 7.60%, 8/15/07.............................      479
       100   DR Securitized Lease Trust, Series 1994-K1, Class
               A2, 8.375%, 8/15/15............................       98
                                                                -------
                                                                    711
                                                                -------
  SUPERMARKET (1.4%)
    (e)245   CA FM Lease Trust 8.50%, 7/15/17.................      258
                                                                -------
TOTAL ASSET BACKED SECURITIES (COST $1,665)...................    1,765
                                                                -------
FOREIGN GOVERNMENT BONDS (4.2%)
  BONDS (4.2%)
       425   Republic of Argentina 5.50%, 3/31/23.............      312
     (n)90   Republic of Argentina BOCON, Series 2, PIK,
               5.375%, 9/1/02.................................      105
       150   Republic of Colombia 8.70%, 2/15/16..............      146
       250   United Mexican States Discount Bond, 'B', 6.25%,
               12/31/19.......................................      209
                                                                -------
TOTAL FOREIGN GOVERNMENT BONDS (COST $690)....................      772
                                                                -------

    SHARES
----------

COMMON STOCKS (0.2%)
  TELECOMMUNICATIONS (0.2%)
  (a)1,494   Nextel Communications Inc., 'A' (COST $24).......       39
                                                                -------
PREFERRED STOCKS (6.5%)
  BROADCASTING (1.3%)
     2,150   Sinclair Capital 11.625%.........................      237
                                                                -------
  ENTERTAINMENT (5.2%)
       848   Time Warner, Inc., 'M', 10.25%...................      955
                                                                -------

                                                                  VALUE
    SHARES                                                        (000)
-----------------------------------------------------------------------

  TELECOMMUNICATIONS (0.0%)
    (a,e)4   IXC Communications, Inc., 12.50% PIK.............  $     5
                                                                -------
TOTAL PREFERRED STOCKS (COST $1,073)..........................    1,197
                                                                -------

    NO. OF
  WARRANTS
----------

WARRANTS (0.1%)
  TELECOMMUNICATIONS (0.1%)
  (a,e)260   Globalstar Telecom, expiring 2/15/04.............       28
(a,e)1,600   Occidente Y Caribe, expiring 3/15/04.............       --
                                                                -------
TOTAL WARRANTS (COST $0)......................................       28
                                                                -------

      FACE
    AMOUNT
     (000)
----------

SHORT-TERM INVESTMENT (3.2%)
  REPURCHASE AGREEMENT (3.2%)
$      598   Chase Securities Inc. 5.95%, dated 12/31/97, due
               1/2/98, to be repurchased at $598
               collateralized by $545 U.S. Treasury Bonds,
               7.875%, due 11/15/04, valued at $615 (COST
               $598)..........................................      598
                                                                -------
TOTAL INVESTMENTS (99.2%) (COST $17,668)......................   18,299
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)..................      140
                                                                -------
NET ASSETS (100%).............................................  $18,439
                                                                =======

---------------

(a)   --  Non-income producing security
(e)   --  144A Security -- certain conditions for public sale may exist.
(h) -- Variable/floating rate security -- rate disclosed is as of December 31, 1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 1997. Maturity date disclosed is the ultimate maturity date.
PIK   --  Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Finland                       3.1%
France                        8.1%
Germany                       8.7%
Italy                         3.6%
Japan                        16.6%
Netherlands                   5.5%
Spain                         3.6%
Sweden                        4.0%
Switzerland                   6.5%
United Kingdom               15.7%
Short-Term Investments       15.7%
Other                         8.9%

                                                 TOTAL RETURNS**
                          -------------------------------------------------------------
                                                                       AVERAGE ANNUAL
                             SIX MONTHS             ONE YEAR           SINCE INCEPTION
                          -----------------     -----------------     -----------------
                           WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                          SALES      SALES      SALES      SALES      SALES      SALES
                          CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
---------------------------------------------------------------------------------------
Class A Shares            -12.85%    -7.52%     -0.05%      6.05%      1.50%      5.57%
---------------------------------------------------------------------------------------
Class B Shares            -12.43%    -7.87%      0.20%      5.20%      2.15%      4.77%
---------------------------------------------------------------------------------------
Class C Shares            -8.79%     -7.88%      4.20%      5.20%      4.74%      4.74%
---------------------------------------------------------------------------------------
MSCI EAFE Index            N/A       -8.48%      N/A        1.78%      N/A        2.16%
---------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

The Morgan Stanley International (MSCI) EAFE Index is an unmanaged index of common stocks and includes Europe, Australia and the Far East and assumes dividends are reinvested net of withholding taxes.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE HOLDINGS

                                                PERCENT OF
ISSUER                            COUNTRY       NET ASSETS
------                         -------------  --------------
Telecom Italia S.p.A.              Italy              1.7%
Nestle S.A. (Registered)        Switzerland           1.5%
Akzo Nobel N.V.                 Netherlands           1.3%
Nordbanken AB                     Sweden              1.2%
Reckitt & Coleman plc             United              1.2%
                                  Kingdom

TOP FIVE SECTORS
                        VALUE     PERCENT OF
SECTOR                  (000)     NET ASSETS
------                ---------  -------------
Capital Equipment     $  15,410        19.3%
Consumer Goods           15,146        19.0%
Materials                10,632        13.3%
Finance                   9,865        12.3%
Services                  8,455        10.6%

The International Magnum Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country weightings determined by the subadviser. The EAFE countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International (MSCI) EAFE Index, which includes Australia, Japan, New Zealand, most Western European nations, and certain developed countries.

For the six months ended December 31, 1997, the Fund generated a total return of -7.52 percent for the Class A shares at net asset value, as compared to a total return of -8.48 percent for the Morgan Stanley Capital International (MSCI) EAFE Index.

The second half of 1997 saw most international markets registering losses in U.S. dollar terms as the turmoil in Asia continued to rattle investors around the globe. While the contagion had its greatest impact on the nations in the Pacific Rim, investors in more distant markets such as the United States and Europe began to consider the effects of cheap Asian exports, slower global growth, and lower Asian demand on corporate earnings.

The Asian currency crisis began with the devaluation of the Thai baht on July 2, and quickly spread throughout the region. Countries that succumbed to the Asian crisis, including Thailand, Malaysia, the Philippines, Indonesia, and South Korea, share common traits. Companies in those countries have largely financed themselves with readily available bank credit, and the borrowed funds were put to work in unproductive ways that earned a less-than-economic return on investment. Much of this debt was borrowed in U.S. dollars to take advantage of lower U.S. interest rates, and as these currencies have devalued, corporate debt obligations have ballooned, pushing many firms toward bankruptcy.

Because loans were often granted based on relationships and cronyism rather than sound credit analysis, banks within these countries also have suffered, leading to a banking crisis as well. Although the International Monetary Fund (IMF) has stepped in to bolster the financial system and stabilize currencies in the region, a lack of political will to implement the IMF's austere policies in several countries has left the region vulnerable and sent investors fleeing--at least until there are signs of real progress.

Virtually no country in the region escaped the debacle. Although the Hong Kong dollar's peg to the U.S. dollar has stubbornly held despite speculators' attacks, it has come at a high cost to the Hong Kong economy. In order to defend its currency, the Hong Kong Monetary Authority was forced to

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

raise interest rates to painfully high levels in October, thereby putting pressure on interest-sensitive stocks such as real estate and banking, sectors that comprise the bulk of the Hong Kong market. As a result, Hong Kong stocks fell nearly 29 percent during the fourth quarter. Even markets with relatively healthy fundamentals were not spared; for the fourth quarter, the supposed "safe haven" Singapore market fell 20.6 percent in U.S. dollar terms (10.0 percent in local currency) while Australia declined 12.9 percent (3.2 percent in local currency).

The Japanese market also experienced a difficult fourth quarter as the MSCI Japan Index fell 19.8 percent in U.S. dollar terms and 13.6 percent in local currency terms. December was the Japanese market's sixth consecutive month in the red. Business, consumer, and investor confidence has plummeted, contributing to the market's downward spiral. Sentiment also worsened as a string of high-profile bankruptcies in the financial sector, including Sanyo Securities, Hokkaido-Takushoku Bank and Yamaichi Securities (one of Japan's "big four" brokerage houses) caught the market and the Japanese government by surprise. The bankruptcies were caused in part by a credit crunch ahead of stricter capital requirements for Japanese banks beginning in 1999 (delayed from 1998). Small and mid-size companies are being especially hard hit by the banks' reticence to lend. The market also was disappointed by the Japanese government's inaction; the government thus far has failed to announce a meaningful plan to shore up the financial sector or pass a fiscal stimulus package able to jump-start the economy. And if domestic problems were not enough, the uncertainty in Asia and particularly in Korea--one of Japan's major competitors--helped drive Japan's equity markets to lows set in 1995.

Relatively speaking, the brightest spot during the reporting period was Europe. The Swiss market benefited from the $25 billion merger of UBS and Swiss Bank Corp., and from its heavy weighting in defensive pharmaceutical stocks. Financial stocks throughout Europe performed well during the past several months as interest rates have fallen and restructuring has just begun within the industry. In addition, a "flight to quality" prompted by the Asian crisis saw investors moving towards the more liquid markets and currencies of Germany, Switzerland, and France. Exporters and other companies with exposure to Asia also suffered during the fourth quarter with capital goods, electronics, autos, metals, and paper all noticeably weak. Among the weakest European markets was Finland, which suffered as Nokia, the cellular telephone manufacturer that comprises one-third of the Finnish index, fell more than 10 percent in December alone. On the positive side, restructuring and merger activity continues at a robust pace in Europe, with six mergers/acquisitions worth approximately $87 billion announced on a single day in October. Industry consolidation should continue as European Monetary Union forces companies to reevaluate their competitive positions and seek partners across borders.

Against this backdrop, the International Magnum Fund outperformed the benchmark MSCI EAFE Index. Midway through the reporting period, we further reduced our exposure to both Asia and Japan, preferring to increase cash levels given our bearish outlook. Our regional allocation, in which we were underweight in Japan and Asia and neutral in Europe, contributed to outperformance, while stock selection, particularly in Europe, provided an offset. Specifically, our underweight in European financials and our exposure to smaller-capitalization stocks in Germany and Switzerland were negatives for the portfolio.

Small-caps suffered as investors sought safety in the liquidity of large-cap names. Poor performance from export-oriented companies such as SGS Thompson Microelectronics, Volkswagen, and Philips Electronics, undermined returns. An increase in interest rates in Hong Kong also hurt the performance of our holdings in that market's property stocks. On the positive side, stock selection in the U.K. and in Australia was strong, with British consumer-products stocks Tate & Lyle and Unilever contributing to good performance.

Looking ahead, we expect the beginning of 1998 to be volatile, particularly as the Asian crisis plays itself out. The financial sectors in Asia and Japan are in fragile condition, and the world will be watching carefully to see how these difficulties are resolved. The wild card in Asia is whether China and Hong Kong will allow their currencies to devalue in light of the competitive devaluations

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

sweeping the region. We do not believe such a devaluation is likely in the near term; nonetheless, the mere possibility makes us cautious about the outlook for the Hong Kong market and the region overall, because another round of devaluations would likely ensue. Currently, we are underweight in Asia relative to the MSCI EAFE Index, with the majority of our Asian holdings in Australia.

In Japan, we believe the government will come under increasing pressure to implement policies to stimulate the domestic economy and reform the banking sector. Thus far, however, the government's anti-deficit stance has precluded any government spending package or meaningful tax cut, and no approach has been announced to deal with the weakest banks or the huge amount of bad debt on bank balance sheets. Therefore, despite valuations that have become increasingly attractive, we will remain wary and underweight the Japanese market until we begin to see signs of a change. Because of our bearish outlook for Japan and Hong Kong, we have been holding a higher-than-average amount of cash, a policy that we view as a temporary and defensive measure.

Of the developed international regions, we believe Europe offers the most investment potential for the coming year. As a result, Europe currently represents our largest weighting, with about two-thirds of the portfolio invested there. Restructuring, consolidation, and deregulation should continue as EMU approaches, with companies jockeying for better strategic position in the new pan-European world. Additionally, with the introduction of the new euro currency scheduled for 1999, interest rates will continue to converge with rates falling in the peripheral nations and rising in the core countries. Although we expect growth to slow as exports of European luxury and capital goods moderate due to lower Asian demand, the overall environment is benign for European equities. In particular, we are finding new investment opportunities in U.K. companies offering the attractive combination of strong business franchises with low capital requirements and managements focused on shareholder value.

Overall, we will continue to monitor conditions around the world, seeking the best investment opportunities available. We strive to remain agile regarding stock selection and will put cash to work as soon as we find suitable opportunities to do so.

Francine J. Bovich
PORTFOLIO MANAGER

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

COMMON STOCKS (83.8%)
  AUSTRALIA (1.5%)
      21,000   Australia & New Zealand Banking Group Ltd........  $   139
      18,600   Commonwealth Bank of Australia...................      213
      11,000   Lend Lease Corp., Ltd............................      215
      15,500   National Australia Bank Ltd......................      216
      35,640   News Corp., Ltd..................................      197
  (a)112,500   Telstra Corp., Ltd...............................      237
                                                                  -------
                                                                    1,217
                                                                  -------
  AUSTRIA (0.5%)
       6,600   Boehler-Udderholm AG.............................      387
                                                                  -------
  BELGIUM (0.7%)
      10,830   G.I.B. Holdings Ltd..............................      526
                                                                  -------
  DENMARK (1.3%)
       7,700   BG Bank A/S......................................      518
       7,140   Unidanmark A/S 'A' (Registered)..................      524
                                                                  -------
                                                                    1,042
                                                                  -------
  FINLAND (3.1%)
    (a)7,150   Amer-Yhtymae Oyj.................................      137
       9,900   Huhtamaki Oyj 'I'................................      409
       3,460   Kone Oyj 'B'.....................................      419
      80,000   Merita Ltd. 'A'..................................      437
       9,500   Metra Oyj 'B'....................................      223
      66,100   Rautaruukki Oyj..................................      534
      25,750   Valmet Oyj.......................................      355
                                                                  -------
                                                                    2,514
                                                                  -------
  FRANCE (8.1%)
       2,000   Alcatel Alsthom..................................      254
       1,240   Bongrain S.A.....................................      523
       5,442   Cie de Saint-Gobain..............................      773
       7,070   Elf Aquitaine S.A................................      822
    (a)9,200   France Telecom S.A...............................      334
       3,900   Groupe Danone RFD................................      697
       9,100   Lafarge S.A......................................      597
      14,488   Legris Industries S.A............................      503
       3,500   Scor.............................................      167
    (a)6,400   SGS-Thomson Microelectronics N.V.................      396
       8,000   Total S.A. 'B'...................................      871
      37,150   Usinor Sacilor...................................      537
                                                                  -------
                                                                    6,474
                                                                  -------
  GERMANY (8.7%)
      16,800   BASF AG..........................................      600
      13,600   Bayer AG.........................................      505
       1,440   Buderus AG.......................................      646
       1,420   Dyckerhoff AG....................................      364
      21,610   Gerresheimer Glas AG.............................      303
       2,700   Hornbach Holding AG..............................      186
      22,600   Lufthansa AG.....................................      425
       8,920   Metro AG.........................................      316
      (a)940   Philipp Holzmann AG..............................      242
       2,737   Plettac AG.......................................      377
       1,200   Suedzucker AG....................................      590
      11,500   Veba AG..........................................      783

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

       1,660   Viag AG..........................................  $   909
       1,270   Volkswagen AG....................................      709
                                                                  -------
                                                                    6,955
                                                                  -------
  HONG KONG (1.3%)
      31,000   Cheung Kong Holdings Ltd.........................      203
      24,000   China Light & Power Co., Ltd.....................      133
      24,000   Dao Heng Bank Group Ltd..........................       60
      43,200   Hong Kong Telecommunications Ltd.................       89
       6,800   HSBC Holdings plc................................      168
      23,000   Hutchison Whampoa Ltd............................      144
      38,000   Ng Fung Hong Ltd.................................       40
      17,000   Shanghai Industrial Holdings Ltd.................       63
       9,000   Sun Hung Kai Properties Ltd......................       63
       8,000   Swire Pacific Ltd. 'A'...........................       44
                                                                  -------
                                                                    1,007
                                                                  -------
  IRELAND (0.8%)
      41,000   Bank of Ireland..................................      630
                                                                  -------
  ITALY (3.6%)
      22,800   Editoriale L' Expresso S.p.A.....................      110
     108,900   Magneti Marelli S.p.A............................      186
      36,200   Marzotto (Gaetano) & Figli S.p.A.................      452
      52,400   Mediaset S.p.A...................................      258
     191,900   Sogefi S.p.A.....................................      488
  (a)307,824   Telecom Italia S.p.A.............................    1,357
                                                                  -------
                                                                    2,851
                                                                  -------
  JAPAN (16.6%)
      43,000   Amada Co., Ltd...................................      160
      31,000   Asahi Tec Corp...................................       49
      19,000   Canon, Inc.......................................      443
      14,000   Dai Nippon Printing Co. Ltd......................      263
      85,000   Daicel Chemical Industries Ltd...................      111
      38,000   Daifuku Co., Ltd.................................      185
      45,000   Daikin Industries Ltd............................      170
       4,190   Family Mart......................................      150
      16,000   Fuji Machine Manufacturing Co....................      386
      10,000   Fuji Photo Film Ltd..............................      383
      28,000   Fujitec Co., Ltd.................................      155
      44,000   Fujitsu Ltd......................................      472
      68,000   Furukawa Electric................................      291
      12,000   Hitachi Credit Corp..............................      198
      65,000   Hitachi Ltd......................................      463
      13,000   Inabata & Co.....................................       41
      50,000   Kaneka Corp......................................      226
      15,000   Kurita Water Industries..........................      153
       5,700   Kyocera Ltd......................................      259
      18,000   Kyudenko Co., Ltd................................       91
      11,000   Lintec Corp......................................      170
      27,000   Matsushita Electric Industrial Co., Ltd..........      395
      80,000   Mitsubishi Chemical Corp.........................      115
      21,000   Mitsubishi Estate Co., Ltd.......................      229
      68,000   Mitsubishi Heavy Industries Ltd..................      284
      22,000   Mitsumi Electric Co., Ltd........................      314
       5,000   Murata Manufacturing Co., Inc....................      126
      44,000   NEC Corp.........................................      469
      23,000   Nifco, Inc.......................................      150
       5,000   Nintendo Corp., Ltd..............................      491

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

  JAPAN (CONT.)
       1,000   Nippon Pillar Packing............................  $     5
          56   Nippon Telegraph & Telephone Corp................      481
      66,000   Nissan Motor Co..................................      273
      17,000   Nissha Printing Co., Ltd.........................      102
      34,000   Ricoh Co., Ltd...................................      422
      12,000   Rinnai Corp......................................      181
       9,000   Sangetsu Co., Ltd................................       92
      15,000   Sankyo Co., Ltd..................................      339
      27,000   Sanwa Shutter....................................      136
      24,000   Sekisui Chemical Co..............................      122
      22,000   Sekisui House Ltd................................      141
       9,000   Shimamura Co., Ltd...............................      157
      38,000   Shin-Etsu Polymer Co., Ltd.......................      125
       6,900   Sony Corp........................................      613
      12,000   Sumitomo Marine & Fire Insurance Co..............       63
      28,000   Suzuki Motor Co., Ltd............................      253
       6,000   TDK Corp.........................................      452
       7,000   Tokyo Electron Ltd...............................      224
     113,000   Toshiba Corp.....................................      470
      16,000   Toyota Motor Corp................................      459
      60,000   Tsubakimoto Chain Co.............................      216
      14,000   Yamaha Corp......................................      159
      18,000   Yamanuchi Pharmaceutical Co......................      386
                                                                  -------
                                                                   13,263
                                                                  -------
  MALAYSIA (0.2%)
      59,000   Tenaga Nasional Bhd..............................      126
                                                                  -------
  NETHERLANDS (5.5%)
      17,100   ABN Amro Holding N.V.............................      333
       6,000   Akzo Nobel N.V...................................    1,035
    (a)3,350   Benckiser N.V. 'B'...............................      139
      19,480   ING Groep N.V....................................      820
       8,500   KLM Royal Dutch Airlines N.V.....................      314
       2,400   Koninklijke Bijenkorf Beheer.....................      150
      28,500   Koninklijke KNP BT N.V...........................      656
       9,500   Koninklijke Van Ommeren N.V......................      319
      10,400   Phillips Electronics N.V.........................      624
                                                                  -------
                                                                    4,390
                                                                  -------
  NEW ZEALAND (0.1%)
   (a)56,000   AMP NZ Office Trust..............................       33
       1,840   Fletcher Challenge Forest........................        2
                                                                  -------
                                                                       35
                                                                  -------
  NORWAY (1.1%)
      48,800   Saga Petroleum ASA 'B'...........................      740
       4,850   Sparebanken......................................      173
                                                                  -------
                                                                      913
                                                                  -------
  SINGAPORE (0.9%)
    (a)6,200   Creative Technology Ltd..........................      126
      (a)850   Creative Technology Ltd..........................       19
       5,000   Development Bank of Singapore Ltd. (Foreign).....       43
       5,000   Electronic Resources Ltd.........................        5
   (a)42,000   NatSteel Ltd.....................................       54
      29,600   Oversea-Chinese Banking Corp., Ltd. (Foreign)....      172
      10,000   Parkway Holdings Ltd.............................       23
       5,000   Singapore Press Holdings (Foreign)...............       63

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

      58,000   SM Summit Holdings Ltd...........................  $    12
      28,000   United Overseas Bank Ltd. (Foreign)..............      156
      16,000   Venture Manufacturing Ltd........................       45
      21,000   WBL Corp., Ltd...................................       19
                                                                  -------
                                                                      737
                                                                  -------
  SPAIN (3.6%)
      23,900   Banco Bilbao Vizcaya S.A.........................      773
      58,700   Iberdrola S.A....................................      773
      19,750   Telefonica de Espana S.A.........................      564
      70,200   Uralita S.A......................................      802
                                                                  -------
                                                                    2,912
                                                                  -------
  SWEDEN (4.0%)
      20,450   Esselte AB 'B'...................................      415
  (a)175,600   Nordbanken AB....................................      993
      13,300   Pharmacia & Upjohn, Inc. Depository Shares.......      489
       8,100   S.K.F. AB 'B'....................................      173
      11,100   Sparbanken Sverige AB 'A'........................      252
      22,600   Spectra-Physics AB 'A'...........................      428
      14,000   Svenska Handelsbanken 'A'........................      484
                                                                  -------
                                                                    3,234
                                                                  -------
  SWITZERLAND (6.5%)
      (a)240   Ascom Holding AG (Bearer)........................      309
         290   Bobst AG (Bearer)................................      427
       1,910   Forbo Holding AG (Registered)....................      781
         960   Holderbank Financiere Glaris AG 'B' (Bearer).....      783
       2,080   Merkur Holding AG (Registered)...................      439
         790   Nestle S.A. (Registered).........................    1,184
          93   Novartis AG (Registered).........................      151
          80   Schindler Holding AG (Participating
                 Certificates)..................................       83
         334   Schindler Holding AG (Registered)................      359
         317   Schweizerische Industrie-Gesellschaft Holding AG
                 (Registered)...................................      433
         366   Sulzer AG (Registered)...........................      232
                                                                  -------
                                                                    5,181
                                                                  -------
  UNITED KINGDOM (15.7%)
   (a)73,522   Aggreko plc......................................      189
       3,700   Associated British Foods plc.....................       32
      31,230   B.A.T. Industries plc............................      284
      65,511   BG plc...........................................      296
      37,862   Bank of Scotland.................................      349
      18,800   Bass plc.........................................      292
      49,200   Booker plc.......................................      259
         200   Bowthorpe plc....................................        1
      82,300   British Telecommunications plc...................      647
   (a)55,800   Bunzl plc........................................      217
      47,150   Burmah Castrol plc...............................      821
      31,300   Charter plc......................................      385
      79,022   Christian Salvesen plc...........................      127
      21,175   Commercial Union plc.............................      295
      14,200   Danka Business Systems plc.......................       55
      49,100   Diageo plc.......................................      452
      13,200   Glynwed International plc........................       56
      49,900   Great Universal Stores plc.......................      629
     121,100   Imperial Tobacco Group plc.......................      762
      38,898   John Mowlem & Co. plc............................       57
      76,200   Kwik Save Group plc..............................      367

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

  UNITED KINGDOM (CONT.)
     135,000   Medeva plc.......................................  $   359
      45,700   Peninsular and Oriental Steam Navigation Co......      520
      45,200   Premier Farnell plc..............................      325
     208,600   Premier Oil plc..................................      182
      72,800   Racal Electronic plc.............................      319
      63,268   Reckitt & Colman plc.............................      993
      86,682   Royal & Sun Alliance Insurance Group plc.........      873
     119,900   Scapa Group plc..................................      459
      50,350   Tate & Lyle plc..................................      415
      57,600   Unilever plc.....................................      493
      47,900   Westminster Health Care Holdings plc.............      287
     166,800   WPP Group plc....................................      743
                                                                  -------
                                                                   12,540
                                                                  -------
TOTAL COMMON STOCKS (COST $69,415)..............................   66,934
                                                                  -------

        FACE
      AMOUNT
       (000)
------------

CONVERTIBLE DEBENTURE (0.0%)
  NEW ZEALAND (0.0%)
$      (a)56   AMP Office Trust 7.50%, 6/30/03 (COST $33).......       33
                                                                  -------
TOTAL FOREIGN SECURITIES (83.8%) (COST $69,448).................   66,967
                                                                  -------
SHORT-TERM INVESTMENT (15.7%)
  REPURCHASE AGREEMENT (15.7%)
      12,568   Chase Securities, Inc., 5.95%, dated 12/31/97,
                 due 1/2/98, to be repurchased at $12,572,
                 collateralized by $11,370 U.S. Treasury Notes,
                 7.875%, due 11/15/04, valued at $12,826 (COST
                 $12,568).......................................   12,568
                                                                  -------
TOTAL INVESTMENT IN SECURITIES (99.5%) (COST $82,016)...........   79,535
                                                                  -------
FOREIGN CURRENCY (0.9%)
  GPB    102   British Pound....................................      168
  DEM    727   German Mark......................................      404
  FIM    345   Finnish Marka....................................       63
  ITL 18,517   Italian Lira.....................................       11
  JPY  6,019   Japanese Yen.....................................       46
  CHF      5   Swiss Franc......................................        3
                                                                  -------
TOTAL FOREIGN CURRENCY (COST $705)..............................      695
                                                                  -------
TOTAL INVESTMENTS (100.4%) (COST $82,721).......................   80,230
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)...................     (341)
                                                                  -------
NET ASSETS (100%)...............................................  $79,889
                                                                  -------
                                                                  -------

---------------

(a)   --  Non-income producing security
RFD   --  Ranked for Dividend

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                            IN EXCHANGE
TO DELIVER     VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
   (000)       (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
-----------  ---------  -----------  ------------  ---------  -----------------
$        10  $      10      1/2/98   DEM       18  $      10      $      --
$       180        180      1/2/98   ESP   27,325        179             (1)
$        20         20      1/2/98   FRF      120         20             --
$       371        371      1/2/98   GBP      224        368             (3)
$       205        205      1/2/98   SEK    1,589        200             (5)
JPY   6,019         46      1/5/98   $         46         46             --
JPY 372,595      2,868     1/29/98   $      3,090      3,090            222
JPY 189,202      1,456     1/29/98   $      1,545      1,545             89
JPY 363,508      2,801      2/5/98   $      3,090      3,090            289
JPY 189,009      1,456      2/5/98   $      1,545      1,545             89
BEF   1,317         36     2/26/98   $         37         37              1
FRF   1,819        303     2/26/98   $        315        315             12
DEM     198        111     2/26/98   $        115        115              4
NLG     321        159     2/26/98   $        165        165              6
CHF     484        334     2/26/98   $        345        345             11
$        37         37     2/26/98   BEF    1,317         35             (2)
$       351        351     2/26/98   CHF      484        334            (17)
$       116        116     2/26/98   DEM      198        110             (6)
$       319        319     2/26/98   FRF    1,819        304            (15)
$       167        167     2/26/98   NLG      321        159             (8)
SGD     794        469      3/5/98   $        491        491             22
$       494        494      3/5/98   SGD      794        469            (25)
SGD     735        434     3/18/98   $        430        430             (4)
$        77         77     3/18/98   SGD      130         77             --
             ---------                             ---------      ---------
             $  12,820                             $  13,479      $     659
             =========                             =========      =========

---------------

BEF   --  Belgian Franc
GBP   --  British Pound
FRF   --  French Franc
DEM   --  German Mark
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
SGD   --  Singapore Dollar
ESP   --  Spanish Peseta
SEK   --  Swedish Krona
CHF   --  Swiss Franc

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                                                                  VALUE     PERCENT OF
INDUSTRY                                                                          (000)     NET ASSETS
--------                                                                        ---------  -------------
Capital Equipment.............................................................  $  15,410         19.3%
Consumer Goods................................................................     15,146         19.0
Materials.....................................................................     10,632         13.3
Finance.......................................................................      9,865         12.3
Services......................................................................      8,455         10.6
Energy........................................................................      4,721          5.9
Multi-Industry................................................................      2,738          3.4
                                                                                ---------          ---
                                                                                $  66,967         83.8%
                                                                                =========         ====

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

INVESTMENTS IN SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Agency Obligations            51.4%
Variable Rate
Obligations                   48.1%
Other                          0.5%

TOP FIVE HOLDINGS
                                     PERCENT OF
SECURITY            INSTRUMENT       NET ASSETS
--------          ---------------  --------------
Federal Home
 Loan Mortgage
 Corporation
 Note 5.75%,
 6/22/98              Agency              43.4%
                    Obligation
Federal National
 Mortgage
 Association
 Discount Note
 5.42%, 1/15/98       Agency              13.2%
                    Obligation
Federal National
 Mortgage
 Association
 8.15%, 5/11/98       Agency              10.1%
                    Obligation
Federal National
 Mortgage
 Association
 Discount Note
 5.47%, 1/21/98       Agency               9.4%
                    Obligation
Federal National
 Mortgage
 Association
 Discount Note
 5.53%, 2/25/98       Agency               9.4%
                    Obligation

The Government Obligations Money Market Fund's investment objective is to provide a high level of current income consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in short-term U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations.

The annualized seven-day yield and seven-day effective yield (which assumes all dividends reinvested) for the Government Obligations Money Market Fund as of December 31, 1997 were 5.01 percent and 5.14 percent, respectively. As with all money market portfolios, the seven-day yields are not necessarily indicative of future performance.

During the second half of 1997, the market was obsessed with the relative strength of the U.S. economy. Investors speculated about how long the U.S. could continue functioning at full employment without triggering inflation and when the Federal Reserve might raise interest rates. One-year Treasury bills declined as much as 20 basis points in the quarter ended September 30, and the money market yield curve flattened dramatically. By the end of the quarter, the spread between three-month and one-year Treasury bills compressed to only 34 basis points.

The market followed a pattern of drifting in either direction within a relatively tight range in response to conflicting economic data and each approaching meeting of the Federal Open Market Committee (FOMC). This relative "calm" in the market came to an abrupt end, however, on October 27 as Hong Kong and most foreign stock markets tumbled dramatically in response to a region-wide economic crisis, and U.S. stocks followed suit. As equity markets plummeted, investors concluded that the Federal Reserve would shift its focus away from U.S. economic fundamentals and turn its attention instead to world markets. In light of these developments, the U.S. bond market rallied amid a global "flight to quality."

The November employment data, released in early December, indicated that employment remained very strong. But the inflation statistics that followed were also positive, indicating that inflation remained under control. At this point, the market began to rethink the Federal Reserve's need to act. The consensus view emerged that if the Asian crisis had not occurred, the December FOMC meeting would have resulted in a 25 basis point tightening. Instead, the Fed left rates unchanged. During this period, market levels remained strong, and the yield curve continued to flatten. By the end of December, the spread between three-month and one-year Treasury bills was approximately 15 basis points.

                                 MORGAN STANLEY
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

With no protection against possible Federal Reserve tightening built into the front end of the yield curve, we found little value in the market, particularly in the one-year area of the money market curve. Finally, anchored by a 5.5 percent funds rate, the entire yield curve has flattened, offering less opportunity to enhance returns by rolling down the curve.

In managing the Government Obligations Money Market Fund, we work to maximize the yield but also are conscious of changes in the relative asset size. Within this context, we sought to maintain a neutral maturity structure that was in keeping with our market outlook. The portfolio ended the reporting period with a weighted average maturity of 61 days. The majority of the portfolio has been invested in a combination of U.S. agency floating rate notes and discount notes. We are pleased to report that the Fund continues to meet its goals of providing as high a level of interest income as is consistent with maintaining liquidity and stability of principal.

Abigail Jones Feder                        Ellen D. Harvey
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

Christian G. Roth                          Scott F. Richard
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

Daniel M. Nilanel
PORTFOLIO MANAGER

                                 MORGAN STANLEY
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

      FACE                                                      AMORTIZED
    AMOUNT                                                           COST
     (000)                                                          (000)
-------------------------------------------------------------------------

AGENCY OBLIGATIONS (51.4%)
  FEDERAL FARM CREDIT BANK (5.7%)
$    3,000   5.65%, 10/1/98...................................  $  2,997
                                                                ---------
  FEDERAL HOME LOAN BANK (3.8%)
     2,000   5.80%, 12/18/98..................................     2,000
                                                                ---------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.0%)
     5,280   8.15%, 5/11/98...................................     5,325
                                                                ---------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES (31.9%)
     7,000   5.42%, 1/15/98...................................     6,986
     5,000   5.47%, 1/21/98...................................     4,986
     5,000   5.53%, 2/25/98...................................     4,958
                                                                ---------
                                                                  16,930
                                                                ---------
TOTAL AGENCY OBLIGATIONS (COST $27,252).......................    27,252
                                                                ---------
VARIABLE RATE OBLIGATIONS (48.1%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (48.1%)
(h) 23,000   5.75%, 6/22/98...................................    22,991
 (h) 2,500   5.74%, 8/18/98...................................     2,499
                                                                ---------
TOTAL VARIABLE RATE OBLIGATIONS (COST $25,490)................    25,490
                                                                ---------
TOTAL INVESTMENTS (99.5%) (COST $52,742)......................    52,742
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)..................       255
                                                                ---------
NET ASSETS (100%).............................................  $ 52,997
                                                                =========

---------------

(h) -- Variable or floating rate security -- rate disclosed is as of December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               MONEY MARKET FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

COMPOSITION OF NET ASSETS
(AT DECEMBER 31, 1997)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Asset Backed Commercial Paper              7.4%
Certificates of Deposit                   11.6%
Commercial Paper                          40.7%
Corporate Floating Rate Notes              2.5%
U.S. Government & Agency Obligations      27.3%
Other                                     10.5%

TOP FIVE HOLDINGS
                                       PERCENT OF NET
SECURITY                INSTRUMENT         ASSETS
--------             ----------------  --------------
Federal National
 Mortgage
 Association         U.S. Government
 Discount Note           & Agency
 5.70%, 1/5/98         Obligations             4.1%
Federal Home Loan
 Mortgage
 Corporation         U.S. Government
 Discount Note           & Agency
 5.70%, 1/9/98         Obligations             4.1%
Federal National
 Mortgage
 Association         U.S. Government
 Discount Note           & Agency
 5.70%, 1/16/98        Obligations             4.1%
Federal Home Loan
 Mortgage
 Corporation         U.S. Government
 Discount Note           & Agency
 5.66%, 2/6/98         Obligations             4.1%
Federal Home Loan
 Mortgage
 Corporation         U.S. Government
 Discount Note           & Agency
 5.66%, 2/12/98        Obligations             4.1%

The Money Market Fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Obligations held by the Money Market Fund will have remaining maturities of 397 days or less. In pursuing its investment objective, the Money Market Fund invests in a broad range of U.S. dollar-denominated instruments, such as government, bank, and commercial obligations.

The annualized seven-day yield and seven-day effective yield (which assumes all dividends reinvested) for the Money Market Fund as of December 31, 1997 were
5.06 percent and 5.19 percent, respectively. As with all money market portfolios, the seven-day yields are not necessarily indicative of future performance.

During the second half of 1997, the market was obsessed with the relative strength of the U.S. economy. Investors speculated about how long the U.S. could continue functioning at full employment without triggering inflation and when the Federal Reserve might raise interest rates. One-year Treasury bills declined as much as 20 basis points in the quarter ended September 30, and the money market yield curve flattened dramatically. By the end of the quarter, the spread between three-month and one-year Treasury bills compressed to only 34 basis points.

The market followed a pattern of drifting in either direction within a relatively tight range in response to conflicting economic data and each approaching meeting of the Federal Open Market Committee (FOMC). This relative "calm" in the market came to an abrupt end, however, on October 27 as Hong Kong and most foreign stock markets tumbled dramatically in response to a region-wide economic crisis, and U.S. stocks followed suit. As equity markets plummeted, investors concluded that the Federal Reserve would shift its focus away from U.S. economic fundamentals and turn its attention instead to world markets. In light of these developments, the U.S. bond market rallied amid a global "flight to quality."

The November employment data, released in early December, indicated that employment remained very strong. But the inflation statistics that followed were also positive, indicating that inflation remained under control. At this point, the market began to rethink the Federal Reserve's need to act. The consensus view emerged that if the Asian crisis had not occurred, the December FOMC meeting would have resulted in a 25 basis point tightening. Instead, the Fed left rates unchanged. During this period, market levels remained strong, and the yield curve continued to flatten. By the end of December, the spread between three-month and one-year Treasury bills was approximately 15 basis points.

                                 MORGAN STANLEY
                               MONEY MARKET FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

With no protection against possible Federal Reserve tightening built into the front end of the yield curve, we found little value in the market, particularly in the one-year area of the money market curve. Finally, anchored by a 5.5 percent funds rate, the entire yield curve has flattened, offering less opportunity to enhance returns by rolling down the curve.

The weighted average maturity for the Fund remained neutral during the past six months. As of December 31, the weighted average maturity was 49 days. Throughout the reporting period, we invested the majority of the portfolio in high-quality commercial paper, certificates of deposit, and floating-rate notes to maximize the portfolio's yield. As opportunity presented itself, we selectively extended a portion of the portfolio to lock in yield.

We are pleased to report that the Fund continues to meet its goal of providing as high a level of interest income as is consistent with maintaining liquidity and stability of principal, and that the Fund holds only high-quality securities with more than 90 percent invested in securities rated A1+/P1 according to Moody's or Standard & Poor's.

Abigail Jones Feder                        Ellen D. Harvey
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

Christian G. Roth                          Scott F. Richard
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

Daniel M. Nilanel
PORTFOLIO MANAGER

                                 MORGAN STANLEY
                               MONEY MARKET FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS (27.3%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION
  DISCOUNT NOTES (12.4%)
$  15,000   5.70%, 1/9/98....................................  $ 14,983
   15,000   5.66%, 2/6/98....................................    14,918
   15,000   5.66%, 2/12/98...................................    14,903
                                                               --------
                                                                 44,804
                                                               --------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES (14.9%)
   15,000   5.70%, 1/5/98....................................    14,993
   15,000   5.70%, 1/16/98...................................    14,967
    9,370   5.71%, 1/26/98...................................     9,334
   15,000   5.62%, 3/12/98...................................    14,839
                                                               --------
                                                                 54,133
                                                               --------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $98,937)....    98,937
                                                               --------
CERTIFICATES OF DEPOSIT (11.6%)
  BANKS (11.6%)
    2,000   Australia & New Zealand Bank, New York 5.68%,
              2/27/98........................................     2,000
    3,000   Bank Montreal, Chicago (Yankee) 5.80%, 11/6/98...     2,999
    3,000   Barclays Bank 5.94%, 6/19/98.....................     3,001
    2,000   Canadian Imperial Bank, New York 5.82%, 2/9/98...     2,000
    3,000   Canadian Imperial Bank (Yankee) 5.94%,
              10/23/98.......................................     3,002
    3,000   Chase Manhattan Corp. 5.65%, 4/6/98..............     3,000
    5,000   Credit Suisse, First Boston 6.25%, 4/8/98........     5,000
    5,000   Deutsche Bank (Yankee) 5.85%, 3/13/98............     5,000
    2,000   National Westminster Bank 5.66%, 3/5/98..........     1,999
    5,000   Rabobank Nederland (Yankee) 6.20%, 4/10/98.......     4,999
    3,000   Societe Generale Bank, New York 5.85%,
              12/17/98.......................................     2,997
    4,000   Swiss Bank, New York 5.83%, 12/16/98.............     3,998
    2,000   Westdeutsche Landesbank 5.66%, 3/2/98............     2,000
                                                               --------
TOTAL CERTIFICATES OF DEPOSIT (COST $41,995).................    41,995
                                                               --------
ASSET BACKED COMMERCIAL PAPER (7.4%)
  SINGLE PURPOSE CORPORATE (7.4%)
    3,000   Asset Securitization Corp. 5.60%, 2/20/98........     2,977
    2,000   Asset Securitization Corp. 5.72%, 3/24/98........     1,974
    3,000   Citation Capital Corp. 5.75%, 1/28/98............     2,989
    3,000   Delaware Funding 5.74%, 1/16/98..................     2,993
    2,000   Delaware Funding 5.78%, 2/12/98..................     1,987
    5,000   Eiger Capital Corp. 5.85%, 1/16/98...............     4,989
    2,129   Greenwich Funding 5.85%, 1/8/98..................     2,127
    7,000   Greenwich Funding 5.92%, 1/9/98..................     6,992
                                                               --------
TOTAL ASSET BACKED COMMERCIAL PAPER (COST $27,028)...........    27,028
                                                               --------
COMMERCIAL PAPER (40.7%)
  AUTOMOBILES (4.4%)
    2,000   Associates Corp. 5.75%, 2/8/98...................     1,989
    3,000   Associates Corp. 5.69%, 2/17/98..................     2,978
    3,000   Daimler-Benz North America Corp. 5.50%, 2/10/98..     2,982
    2,000   Daimler-Benz North America Corp. 5.75%, 2/18/98..     1,987
    3,000   Toyota Motor Credit Corp. 5.65%, 1/30/98.........     2,987
    3,000   Toyota Motor Credit Corp. 5.76%, 3/8/98..........     2,970
                                                               --------
                                                                 15,893
                                                               --------

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

  BANKS (13.6%)
$   2,000   Bank of America 5.80%, 1/20/98...................  $  1,994
    3,000   Bank of America 5.70%, 1/29/98...................     2,987
    2,000   Barclays Bank U.S. Funding Corp. 5.75%, 2/2/98...     1,990
    5,000   Bayerische Landesbank 5.69%, 3/11/98.............     4,946
    5,000   Bayerische Veriensbank 5.82%, 1/8/98.............     4,995
    3,000   Commerzbank Finance 5.70%, 1/20/98...............     2,991
    5,000   Dresdner U.S. Finance 5.75%, 2/3/98..............     4,974
    2,000   First Chicago Finance Corp. 5.77%, 2/9/98........     1,988
    3,000   First Chicago Finance Corp. 5.56%, 5/8/98........     2,943
    5,000   International Nederlander Finance 5.72%, 3/5/98..     4,951
    4,000   J.P. Morgan & Co. 5.64%, 6/18/98.................     3,895
    3,000   Royal Bank of Scotland 5.59%, 1/27/98............     2,988
    2,700   Sun Trust Bank 5.88%, 1/16/98....................     2,694
    5,000   UBS Finance, Inc. 5.95%, 1/12/98.................     4,992
                                                               --------
                                                                 49,328
                                                               --------
  CONSUMER GOODS (3.6%)
    5,000   HJ Heinz Co. 5.78%, 1/21/98......................     4,985
    5,000   Pfizer Inc. 5.92%, 1/22/98.......................     4,984
    3,000   Warner Lambert Co. 5.49%, 3/17/98................     2,966
                                                               --------
                                                                 12,935
                                                               --------
  ELECTRONICS (3.0%)
    5,000   Electronic Data Systems 5.75%, 2/13/98...........     4,966
    3,000   Panasonic Finance 5.55%, 3/4/98..................     2,972
    3,000   Siemens Capital Corp. 5.57%, 2/19/98.............     2,978
                                                               --------
                                                                 10,916
                                                               --------
  FINANCE (5.3%)
    3,000   American Express Credit Corp. 5.49%, 2/5/98......     2,984
    5,000   CIT Group Holdings 6.00%, 1/20/98................     4,985
    2,000   Commercial Credit Corp. 5.75%, 2/2/98............     1,990
    3,000   Commercial Credit Corp. 5.55%, 2/9/98............     2,982
    3,300   General Capital Corp 5.80%, 1/22/98..............     3,289
    3,000   Transamerica Financial Corp. 5.65%, 1/23/98......     2,990
                                                               --------
                                                                 19,220
                                                               --------
  INSURANCE (3.5%)
    2,351   General Reinsurance Corp 5.72%, 4/23/98..........     2,310
    2,000   Prudential Funding 5.72%, 4/2/98.................     1,971
    3,000   Metlife Funding Inc. 5.71%, 3/23/98..............     2,962
    3,000   USAA Capital Corp. 5.66%, 1/23/98................     2,990
    2,500   USAA Capital Corp. 5.57%, 2/6/98.................     2,486
                                                               --------
                                                                 12,719
                                                               --------
  INVESTMENT BANKING (1.1%)
    4,000   Merrill Lynch 5.75%, 2/13/98.....................     3,973
                                                               --------
  TELECOMMUNICATONS (4.9%)
    6,000   AT&T Corp. 6.00%, 1/8/98.........................     4,995
    5,000   AT&T Capital Corp. 5.73%, 3/9/98.................     4,948
    4,000   Bell South Telecommunications 5.70%, 2/11/98.....     3,975
    3,950   Southern New England Telephone 5.90%, 1/20/98....     3,938
                                                               --------
                                                                 17,856
                                                               --------
  UTILITIES (1.3%)
    5,000   National Rural Utilities 5.68%, 4/28/98..........     4,908
                                                               --------
TOTAL COMMERCIAL PAPER (COST $147,748).......................   147,748
                                                               --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               MONEY MARKET FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1997
                                  (UNAUDITED)

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

CORPORATE FLOATING RATE NOTES (2.5%)
  BANKS (1.7%)
$(h)3,000   Banc One, Dayton 6.22%, 8/21/98..................  $  3,000
 (h)3,000   Morgan Guaranty Trust, New York 5.63%,
              3/25/98........................................     3,000
                                                               --------
                                                                  6,000
                                                               --------
  ELECTRONICS (0.8%)
 (h)3,000   IBM Credit Corp. 5.66%, 11/20/98.................     3,000
                                                               --------
TOTAL CORPORATE FLOATING RATE NOTES (COST $9,000)............     9,000
                                                               --------
REPURCHASE AGREEMENT (10.5%)
   37,961   J. P. Morgan Securities, Inc., 6.20%, dated
              12/31/97, due 1/2/98, to be repurchased at
              $37,974, collateralized by $38,148 U.S.
              Treasury Notes 6.75%, due 6/30/99 valued at
              $38,770 (COST $37,961).........................    37,961
                                                               --------
TOTAL INVESTMENTS (100.0%) (COST $362,669)...................   362,669
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%).................       144
                                                               --------
NET ASSETS (100%)............................................  $362,813
                                                               ========

---------------

(h) -- Variable/floating rate security -- rate disclosed is as of December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)

                                                       GLOBAL
                                                       EQUITY             GLOBAL                                WORLDWIDE
                                                        ALLO-    GLOBAL    FIXED     ASIAN  AMERICAN                 HIGH     LATIN
                                                       CATION    EQUITY   INCOME    GROWTH     VALUE     VALUE     INCOME  AMERICAN
                                                         FUND      FUND     FUND      FUND      FUND      FUND       FUND      FUND
                                                        (000)     (000)    (000)     (000)     (000)     (000)      (000)     (000)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Securities, at Value* (Note 1)
    -- See accompanying portfolios                 $  208,401  $600,108  $ 9,284  $124,497  $289,405  $211,990  $ 239,548  $120,413
  Foreign Currency                                        224     1,656        6     2,197        --        --         --       916
  Cash                                                     --        --        6        --        --        --        783        26
  Margin Deposit on Futures                             2,728        --       --        --        --        --         --        --
  Receivable for:
    Investments Sold                                       --        --       --     5,028     6,740       673      2,593       772
    Daily Variation on Futures Contracts                  557        --       --        --        --        --         --        --
    Securities Sold Short                                  --        --       --        --        --        --         --        --
    Fund Shares Sold                                      851     2,078        1       938     4,852     2,514      1,283     1,888
    Dividends                                             570       677       --        54       208       243          5       138
    Interest                                                6         8      180        --         4        11      5,108         1
    Security Lending Income                                23        --       --        --        --        --         --        --
    Foreign Withholding Tax Reclaim                        59        20        2        27        --        --         --        --
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                    867        --       22       484        --        --         --        --
  Deferred Organizational Costs                            --         1       --         2         3        38          5         5
  Due from Broker                                          --        --       --        --        --        --         --        --
  Receivable from Investment Adviser                       --        --       44        --        --        --         --        --
  Securities, at Value, Held as Collateral for
    Securities Loaned                                  16,567        --       --        --        --        --         --        --
  Other                                                     8        --       --        22        22         1         --       259
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
    Total Assets                                      230,861   604,548    9,545   133,249   301,234   215,470    249,325   124,418
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
LIABILITIES:
  Payable for:
    Investments Purchased                                  50    33,811       --       111    10,378     4,274      6,862     3,068
    Securities Sold Short, at Value (Proceeds --
      $605)                                                --        --       --        --        --        --         --        --
    Fund Shares Redeemed                                  373       478        4     2,621     2,250       460        378     1,801
    Bank Overdraft                                         --         7       --       385       763        10         --        --
    Dividends Declared                                     38        --        7         1        --        --      5,410        --
    Investment Advisory Fees                               93       484       --       120       123        43        150        60
    Administrative Fees                                    47       121        2        31        57        44         50        32
    Custody Fees                                           98        25       10       149        31        64         44        95
    Professional Fees                                       9        17       12        14         5        12         12        10
    Distribution Fees                                     252       848        8       159       298       193        289       106
    Shareholder Reporting Expenses                         26        18        5        57        23        19          9        16
    Transfer Agent Fees                                     9        24        2        14        11        10          9         8
    Directors' Fees and Expenses                            6         2        1        16         2         1          6         2
    Securities Lending Expense                             16        --       --        --        --        --         --        --
    Filing and Registration Fees                            8        36       --         1        44        60         12         1
    Deferred Country Tax                                   --        --       --        39        --        --         --         5
    Collateral on Securities Loaned                    16,567        --       --        --        --        --         --        --
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                     --        39       --        --        --        --         --        --
  Net Unrealized Loss on Swap Agreement                    --        --       --        --        --        --         --        --
  Other                                                     1        --        1         4        --         1          6         1
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
  Total Liabilities                                    17,593    35,910       52     3,722    13,985     5,191     13,237     5,205
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
  NET ASSETS                                       $  213,268  $568,638  $ 9,493  $129,527  $287,249  $210,279  $ 236,088  $119,213
                                                   ==========  ========  =======  ========  ========  ========  =========  ========

---------------

  * Includes repurchase agreements aggregating $32,681,000, $25,400,000, $649,000, $22,945,000, $31,553,000, $12,585,000, $3,861,000,
     $3,601,000 $5,507,000, $598,000, $12,568,000 and $37,961,000 for
     Global Equity Allocation Fund, Global Equity Fund, Global Fixed Income Fund, American Value Fund, Value Fund, Worldwide High Income Fund, Latin American Fund, Aggressive Equity Fund, U.S. Real Estate Fund, High Yield Fund, International Magnum Fund, and Money Market Fund, respectively.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)   (CONT.)

                                                                                                   GOVERNMENT
                                                                            U.S.           INTER-  OBLIGATIONS
                                                   EMERGING  AGGRESSIVE     REAL     HIGH  NATIONAL      MONEY    MONEY
                                                    MARKETS      EQUITY   ESTATE    YIELD  MAGNUM      MARKET    MARKET
                                                       FUND        FUND     FUND     FUND    FUND        FUND      FUND
                                                      (000)       (000)    (000)    (000)   (000)       (000)     (000)
-----------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments in Securities, at Value* (Note 1)
    -- See accompanying portfolios                 $159,328  $  103,714  $41,001  $18,299  $79,535  $  52,742   $362,669
  Foreign Currency                                    9,925          --       --       --      695          --        --
  Cash                                                   --          --      122        1       --         259        --
  Margin Deposit on Futures                              --          --       --       --       --          --        --
  Receivable for:
    Investments Sold                                  6,120       4,766       98       --       48          --        --
    Daily Variation on Futures Contracts                 --          --       --       --       --          --        --
    Securities Sold Short                                --         605       --       --       --          --        --
    Fund Shares Sold                                 10,355       2,387      245      243    1,223          --        --
    Dividends                                           429          50      247       --      173          --        --
    Interest                                              2           1        5      299        2         161     1,133
    Security Lending Income                              --          --       --       --       --          --        --
    Foreign Withholding Tax Reclaim                      --          --       --       --       49          --        --
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                   --          --       --       --      659          --        --
  Deferred Organizational Costs                           4          31       14       16       26          --        --
  Due from Broker                                        --         303       --       --       --          --        --
  Receivable from Investment Adviser                     --          --       17       32       12           1        --
  Securities, at Value, Held as Collateral for
    Securities Loaned                                    --          --       --       --       --          --        --
  Other                                                  11          39       --       --        4          --        --
                                                   --------  ----------  -------  -------  -------  ----------  --------
    Total Assets                                    186,174     111,896   41,749   18,890   82,426      53,163   363,802
                                                   --------  ----------  -------  -------  -------  ----------  --------
LIABILITIES:
  Payable for:
    Investments Purchased                               420       4,542      417      102    1,976          --        --
    Securities Sold Short, at Value (Proceeds --
      $605)                                              --         591       --       --       --          --        --
    Fund Shares Redeemed                              3,239          75    3,785        6      318          --        --
    Bank Overdraft                                    3,095         211       --       --       45          --        25
    Dividends Declared                                   36          --       --      289       --          78       573
    Investment Advisory Fees                             62           4       --       --       --          --       116
    Administrative Fees                                  45          20        8        4       18          10        27
    Custody Fees                                        238          33       44       15       50           8        18
    Professional Fees                                    17          10        8        5       14          10         9
    Distribution Fees                                   205         118       34       25       86          52       169
    Shareholder Reporting Expenses                       27          14        5        4       11           4        --
    Transfer Agent Fees                                   9           7        2        1        5          --         1
    Directors' Fees and Expenses                          6           1        1       --        1           4         7
    Securities Lending Expense                           --          --       --       --       --          --        --
    Filing and Registration Fees                          8           5        2       --       12          --        44
    Deferred Country Tax                                 22          --       --       --       --          --        --
    Collateral on Securities Loaned                      --          --       --       --       --          --        --
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                    5          --       --       --       --          --        --
  Net Unrealized Loss on Swap Agreements                581          --       --       --       --          --        --
  Other                                                  16          --        1       --        1          --        --
                                                   --------  ----------  -------  -------  -------  ----------  --------
  Total Liabilities                                   8,031       5,631    4,307      451    2,537         166       989
                                                   --------  ----------  -------  -------  -------  ----------  --------
  NET ASSETS                                       $178,143  $  106,265  $37,442  $18,439  $79,889  $   52,997  $362,813
                                                   ========  ==========  =======  =======  =======  ==========  ========

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)   (CONT.)

                                                       GLOBAL
                                                       EQUITY             GLOBAL                                WORLDWIDE
                                                        ALLO-    GLOBAL    FIXED     ASIAN  AMERICAN                 HIGH     LATIN
                                                       CATION    EQUITY   INCOME    GROWTH     VALUE     VALUE     INCOME  AMERICAN
                                                         FUND      FUND     FUND      FUND      FUND      FUND       FUND      FUND
                                                        (000)     (000)    (000)     (000)     (000)     (000)      (000)     (000)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Capital Stock at Par                             $       15  $     57  $     1  $     16  $     15  $     21  $      18  $      9
  Paid in Capital in Excess of Par                    199,344   572,646    9,648   253,790   266,632   212,383    235,378   125,412
  Undistributed (Distributions in Excess of) Net
    Investment Income                                    (915)       18      (75)   (2,683)     (638)       (7)       747      (804)
  Accumulated (Distributions in Excess of) Net
    Realized Gain (Loss)                               (1,395)      640      (74)  (87,866)    6,140      (576)       528    (7,086)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency
    Translations**                                     16,219    (4,723)      (7)  (33,730)   15,100    (1,542)      (583)    1,682
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
NET ASSETS                                         $  213,268  $568,638  $ 9,493  $129,527  $287,249  $210,279  $ 236,088  $119,213
                                                   ==========  ========  =======  ========  ========  ========  =========  ========
CLASS A SHARES:
  Net Assets                                       $   74,593  $ 55,372  $ 5,851  $ 63,990  $106,826  $102,701  $  82,139  $ 66,929
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                          5,202     5,590      589     7,708     5,502    10,166      6,323     4,964
  Net Asset Value and Redemption Price Per Share   $    14.34  $   9.91  $  9.93  $   8.30  $  19.41  $  10.10  $   12.99  $  13.48
                                                   ==========  ========  =======  ========  ========  ========  =========  ========

  Maximum Sales Charge                                  5.75%     5.75%    4.75%     5.75%     5.75%     5.75%      4.75%     5.75%

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X 100 / (100 -
    maximum sales charge))                         $    15.21  $  10.51  $ 10.43  $   8.81  $  20.59  $  10.72  $   13.64  $  14.30
                                                   ==========  ========  =======  ========  ========  ========  =========  ========
CLASS B SHARES:
  Net Assets                                       $   58,639  $467,465  $ 1,539  $ 27,558  $107,301  $ 88,112  $ 103,847  $ 29,554
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                          4,209    47,188      156     3,427     5,544     8,733      8,036     2,263
  Net Asset Value and Offering Price Per Share***  $    13.93  $   9.91  $  9.88  $   8.04  $  19.36  $  10.09  $   12.92  $  13.06
                                                   ==========  ========  =======  ========  ========  ========  =========  ========
CLASS C SHARES:
  Net Assets                                       $   80,036  $ 45,801  $ 2,103  $ 37,979  $ 73,122  $ 19,466  $  50,102  $ 22,730
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                          5,688     4,623      213     4,732     3,777     1,931      3,875     1,739
  Net Asset Value and Offering Price Per Share***  $    14.07  $   9.91  $  9.87  $   8.03  $  19.36  $  10.08  $   12.93  $  13.07
                                                   ==========  ========  =======  ========  ========  ========  =========  ========

  Investments at Cost, Including Foreign Currency  $  193,680  $606,694  $ 9,316  $160,851  $274,305  $213,532  $ 240,047  $119,640
                                                   ==========  ========  =======  ========  ========  ========  =========  ========

---------------

 ** Net of accrual for country tax of $38,000 for Asian Growth Fund, $5,000 for Latin American Fund and $125,000 for Emerging Markets Fund.
***  Redemption price may be subject to a contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)   (CONT.)

                                                                                                   GOVERNMENT
                                                                            U.S.           INTER-  OBLIGATIONS
                                                   EMERGING  AGGRESSIVE     REAL     HIGH  NATIONAL      MONEY    MONEY
                                                    MARKETS      EQUITY   ESTATE    YIELD  MAGNUM      MARKET    MARKET
                                                       FUND        FUND     FUND     FUND    FUND        FUND      FUND
                                                      (000)       (000)    (000)    (000)   (000)       (000)     (000)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Capital Stock at Par                             $     19  $        6  $     2  $    15  $     6  $       59  $    363
  Paid in Capital in Excess of Par                  218,344      97,368   33,397   17,598   82,264      53,037   362,611
  Undistributed (Distributions in Excess of) Net
    Investment Income                                (1,380)       (390)      12       41      (97)         (7)      (68)
  Accumulated (Distributions in Excess of) Net
    Realized Gain (Loss)                             (7,671)      3,627      338      154     (478)        (92)      (93)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency
    Translations**                                  (31,169)      5,654    3,693      631   (1,806)         --        --
                                                   --------  ----------  -------  -------  -------  ----------  --------
NET ASSETS                                         $178,143  $  106,265  $37,442  $18,439  $79,889  $   52,997  $362,813
                                                   ========  ==========  =======  =======  =======  ==========  ========
CLASS A SHARES:
  Net Assets                                       $ 95,359  $   35,689  $20,768  $ 5,644  $36,918  $   52,997  $362,813
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                       10,106       2,003    1,237      448    2,915      53,096   362,974
  Net Asset Value and Redemption Price Per Share   $   9.44  $    17.82  $ 16.79  $ 12.59  $ 12.67  $     1.00  $   1.00
                                                   ========  ==========  =======  =======  =======  ==========  ========
  Maximum Sales Charge                                5.75%       5.75%    5.75%    4.75%    5.75%          --        --

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X 100 / 100 -
    maximum sales charge)                          $  10.02  $    18.91  $ 17.81  $ 13.22  $ 13.44          --        --
                                                   ========  ==========  =======  =======  =======  ==========  ========
CLASS B SHARES:
  Net Assets                                       $ 43,549  $   58,739  $12,764  $ 9,931  $33,824          --        --
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                        4,716       3,340      763      791    2,682          --        --
  Net Asset Value and Offering Price Per Share***  $   9.23  $    17.58  $ 16.73  $ 12.56  $ 12.61          --        --
                                                   ========  ==========  =======  =======  =======  ==========  ========
CLASS C SHARES:
  Net Assets                                       $ 39,235  $   11,837  $ 3,910  $ 2,864  $ 9,147          --        --
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                        4,246         674      234      228      723          --        --
  Net Asset Value and Offering Price Per Share***  $   9.24  $    17.57  $ 16.73  $ 12.56  $ 12.66          --        --
                                                   ========  ==========  =======  =======  =======  ==========  ========

  Investments at Cost, Including Foreign Currency  $200,004  $   98,075  $37,870  $17,668  $82,721  $   52,742  $362,669
                                                   ========  ==========  =======  =======  =======  ==========  ========

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                  (UNAUDITED)

                                                GLOBAL
                                                EQUITY
                                            ALLOCATION         GLOBAL   GLOBAL FIXED                      AMERICAN
                                                  FUND    EQUITY FUND    INCOME FUND   ASIAN GROWTH     VALUE FUND     VALUE FUND
                                            SIX MONTHS    OCTOBER 29,     SIX MONTHS       FUND SIX     SIX MONTHS        JULY 7,
                                                 ENDED       1997* TO          ENDED   MONTHS ENDED          ENDED       1997* TO
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  1997           1997           1997           1997           1997           1997
                                                 (000)          (000)          (000)          (000)          (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $      1,809   $      1,084   $         --   $      1,224   $        959   $        955
  Interest                                         724          1,527            266            183            374            575
  Security Lending                                  87             --             --             --             --             --
  Less Foreign Taxes Withheld                      (89)           (79)            (2)          (137)            --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Total Income                                 2,531          2,532            264          1,270          1,333          1,530
                                          ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES:
  Investment Advisory Fees                       1,036            938             37          1,192            776            498
  Less: Fees Waived                               (101)            --            (37)            --            (69)          (193)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Net Investment Advisory Fees                     935            938             --          1,192            707            305
  Administrative Fees                              281            232             14            301            232            157
  Custodian Fees                                   111             25              9            195             23             64
  Filing and Registration Fees                       8             36             --             --             44             51
  Directors' Fees and Expenses                       2              1             --              3              1              1
  Professional Fees                                 13             20             12              1             11             18
  Shareholder Reports                               52             41             32             72             46             43
  Transfer Agent Fees                               55             24             10            115             41             16
  Security Lending Fees                             15             --             --             --             --             --
  Distribution Fees
    Class A                                         94             22              8            147             89             78
    Class B                                        254            776              8            229            290            250
    Class C                                        403             76             11            381            265             52
  Amortization of Organizational Costs               6             13              6              2              2             31
  Blue Sky Fees                                     32             16             24             55             41             68
  Country Tax Expense                               --             --             --             47             --             --
  Interest Expense                                  --             --              2             52             --             --
  Other                                              8             --              1              8              2              1
  Expenses Reimbursed by Adviser                    --             --            (49)            --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net Expenses                                 2,269          2,220             88          2,800          1,794          1,135
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net Investment Income (Loss)                       262            312            176         (1,530)          (461)           395
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                   13,773             --           (104)       (79,275)        14,491            452
  Foreign Currency Transactions                    871            640             31            144             --             --
  Futures                                           88
  Securities Sold Short                             --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net Realized Gain (Loss)                    14,732            640            (73)       (79,131)        14,491            452
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION ON:
  Investments                                  (16,845)        (4,859)            70        (69,450)         2,398         (1,542)
  Foreign Currency Translations                    498            136             41            591             --             --
  Futures and Swaps                                479
  Securities Sold Short                             --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Change in Unrealized Appreciation/
      Depreciation                             (15,868)        (4,723)           111        (68,859)         2,398         (1,542)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation          (1,136)        (4,083)            38       (147,990)        16,889         (1,090)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $       (874)  $     (3,771)  $        214   $   (149,520)  $     16,428   $       (695)
                                          ============   ============   ============   ============   ============   ============


                                             WORLDWIDE          LATIN
                                           HIGH INCOME       AMERICAN
                                                  FUND           FUND
                                            SIX MONTHS     SIX MONTHS
                                                 ENDED          ENDED
                                          DECEMBER 31,   DECEMBER 31,
                                                  1997           1997
                                                 (000)          (000)
---------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $         86   $        686
  Interest                                      10,655            116
  Security Lending                                  --             --
  Less Foreign Taxes Withheld                       --             --
                                          ------------   ------------
    Total Income                                10,741            802
                                          ------------   ------------
EXPENSES:
  Investment Advisory Fees                         850            767
  Less: Fees Waived                                 --           (100)
                                          ------------   ------------
  Net Investment Advisory Fees                     850            667
  Administrative Fees                              285            179
  Custodian Fees                                    12            136
  Filing and Registration Fees                      12              1
  Directors' Fees and Expenses                       2              1
  Professional Fees                                 21             20
  Shareholder Reports                               57             47
  Transfer Agent Fees                               43             36
  Security Lending Fees                             --             --
  Distribution Fees
    Class A                                        105             94
    Class B                                        473            123
    Class C                                        238            116
  Amortization of Organizational Costs               2              2
  Blue Sky Fees                                     46             44
  Country Tax Expense                               --            120
  Interest Expense                                  15              4
  Other                                             10              5
  Expenses Reimbursed by Adviser                    --             --
                                          ------------   ------------
    Net Expenses                                 2,171          1,595
                                          ------------   ------------
Net Investment Income (Loss)                     8,570           (793)
                                          ------------   ------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                   11,335          7,053
  Foreign Currency Transactions                    199           (338)
  Futures
  Securities Sold Short                             --             --
                                          ------------   ------------
    Net Realized Gain (Loss)                    11,534          6,715
                                          ------------   ------------
CHANGE IN UNREALIZED APPRECIATION/DEPREC
  Investments                                  (14,249)       (12,183)
  Foreign Currency Translations                    (76)            --
  Futures and Swaps
  Securities Sold Short                             --             --
                                          ------------   ------------
    Change in Unrealized Appreciation/
      Depreciation                             (14,325)       (12,183)
                                          ------------   ------------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation          (2,791)        (5,468)
                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $      5,779   $     (6,261)
                                          ============   ============


---------------

*    Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                  (UNAUDITED)  (CONT.)

                                                                                                                         GOVERNMENT
                                              EMERGING     AGGRESSIVE      U.S. REAL     HIGH YIELD                     OBLIGATIONS
                                          MARKETS FUND    EQUITY FUND    ESTATE FUND           FUND    INTERNATIONAL   MONEY MARKET
                                            SIX MONTHS     SIX MONTHS     SIX MONTHS     SIX MONTHS      MAGNUM FUND       FUND SIX
                                                 ENDED          ENDED          ENDED          ENDED       SIX MONTHS   MONTHS ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   ENDED DECEMBER   DECEMBER 31,
                                                  1997           1997           1997           1997         31, 1997           1997
                                                 (000)          (000)          (000)          (000)            (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $      1,796   $        361   $        568   $         39   $          472   $         --
  Interest                                         408             88             67            941              332          2,295
  Security Lending                                  --             --             --             --               --             --
  Less Foreign Taxes Withheld                      (97)            --             --             --              (57)            --
                                          ------------   ------------   ------------   ------------   --------------   ------------
    Total Income                                 2,107            449            635            980              747          2,295
                                          ------------   ------------   ------------   ------------   --------------   ------------
EXPENSES:
  Investment Advisory Fees                       1,383            378            158             85              289            183
  Less: Fees Waived                               (208)          (125)           (96)           (76)             (69)          (115)
                                          ------------   ------------   ------------   ------------   --------------   ------------
  Net Investment Advisory Fees                   1,175            253             62              9              220             68
  Administrative Fees                              293            106             41             29               97             41
  Custodian Fees                                   421             21             27              8               71             16
  Filing and Registration Fees                       8              5              2             --               12             --
  Directors' Fees and Expenses                       4              1             --             --                1              1
  Professional Fees                                 23             16              9              9               16             10
  Shareholder Reports                               61             38             27             33               34             29
  Transfer Agent Fees                               50             28             11              8               21             --
  Security Lending Fees                             --             --             --             --               --             --
  Distribution Fees
    Class A                                        148             34             23             10               41            202
    Class B                                        236            232             50             51              144             --
    Class C                                        278             48             17             21               51             --
  Amortization of Organizational Costs               2              5              8              3                4             --
  Blue Sky Fees                                     59             50             18             12               27             56
  Country Tax Expense                               36             --             --             --               --             --
  Interest Expense                                  21             --             --             --               --             --
  Other                                             13              2             --              2                1              1
  Expenses Reimbursed by Adviser                    --             --             --             --               --             --
                                          ------------   ------------   ------------   ------------   --------------   ------------
    Net Expenses                                 2,828            839            295            195              740            424
                                          ------------   ------------   ------------   ------------   --------------   ------------
Net Investment Income (Loss)                      (721)          (390)           340            785                7          1,871
                                          ------------   ------------   ------------   ------------   --------------   ------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                   (3,530)        11,143          1,693            679             (476)            (1)
  Foreign Currency Transactions                    489             --             --             --               50             --
  Futures
  Securities Sold Short                             --           (327)            --             --               --             --
                                          ------------   ------------   ------------   ------------   --------------   ------------
    Net Realized Gain (Loss)                    (3,041)        10,816          1,693            679             (426)            (1)
                                          ------------   ------------   ------------   ------------   --------------   ------------
CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION ON:
  Investments                                  (51,389)         1,924          1,861           (164)          (6,541)            --
  Foreign Currency Translations                    476             --             --             --              551             --
  Futures and Swaps                               (581)
  Securities Sold Short                             --            251             --             --               --             --
                                          ------------   ------------   ------------   ------------   --------------   ------------
    Change in Unrealized
      Appreciation/Depreciation                (51,494)         2,175          1,861           (164)          (5,990)            --
                                          ------------   ------------   ------------   ------------   --------------   ------------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation         (54,535)        12,991          3,554            515           (6,416)            (1)
                                          ------------   ------------   ------------   ------------   --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $    (55,256)  $     12,601   $      3,894   $      1,300   $       (6,409)  $      1,870
                                          ============   ============   ============   ============   ==============   ============


                                          MONEY MARKET
                                              FUND SIX
                                          MONTHS ENDED
                                          DECEMBER 31,
                                                  1997
                                                 (000)
------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $         --
  Interest                                       5,451
  Security Lending                                  --
  Less Foreign Taxes Withheld                       --
                                          ------------
    Total Income                                 5,451
                                          ------------
EXPENSES:
  Investment Advisory Fees                         419
  Less: Fees Waived                               (122)
                                          ------------
  Net Investment Advisory Fees                     297
  Administrative Fees                               91
  Custodian Fees                                    30
  Filing and Registration Fees                      44
  Directors' Fees and Expenses                       1
  Professional Fees                                 10
  Shareholder Reports                               27
  Transfer Agent Fees                               --
  Security Lending Fees                             --
  Distribution Fees
    Class A                                        470
    Class B                                         --
    Class C                                         --
  Amortization of Organizational Costs              --
  Blue Sky Fees                                     38
  Country Tax Expense                               --
  Interest Expense                                  --
  Other                                              3
  Expenses Reimbursed by Adviser                    --
                                          ------------
    Net Expenses                                 1,011
                                          ------------
Net Investment Income (Loss)                     4,440
                                          ------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                        6
  Foreign Currency Transactions                     --
  Futures
  Securities Sold Short                             --
                                          ------------
    Net Realized Gain (Loss)                         6
                                          ------------
CHANGE IN UNREALIZED APPRECIATION/DEPREC
  Investments                                       --
  Foreign Currency Translations                     --
  Futures and Swaps                                 --
  Securities Sold Short                             --
                                          ------------
    Change in Unrealized
      Appreciation/Depreciation                     --
                                          ------------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation               6
                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $      4,446
                                          ============

---------------

*    Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                         GLOBAL EQUITY ALLOCATION FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED          YEAR ENDED
                                                     DECEMBER 31, 1997       JUNE 30, 1997
                                                                 (000)               (000)
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $       262         $       245
  Net Realized Gain                                             14,732              13,170
  Change in Unrealized Appreciation/Depreciation               (15,868)             17,251
                                                            ----------          ----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                               (874)             30,666
                                                            ----------          ----------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                       (1,628)             (2,358)
  Class B                                                       (1,028)               (759)
  Class C                                                       (1,187)             (2,093)
                                                            ----------          ----------
                                                                (3,843)             (5,210)
                                                            ----------          ----------
  Net Realized Gain:
  Class A                                                       (8,369)             (2,101)
  Class B                                                       (6,610)               (751)
  Class C                                                       (9,026)             (2,262)
                                                            ----------          ----------
                                                               (24,005)             (5,114)
                                                            ----------          ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (27,848)            (10,324)
                                                            ----------          ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    47,868              54,525
  Distributions Reinvested                                      26,341               9,826
  Redeemed                                                     (22,084)            (36,345)
                                                            ----------          ----------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  52,125              28,006
                                                            ----------          ----------
  Total Increase in Net Assets                                  23,403              48,348
NET ASSETS -- Beginning of Period                              189,865             141,517
                                                            ----------          ----------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess of) net
  investment income of $(915) and $2,666,
  respectively)                                             $  213,268          $  189,865
                                                            ==========          ==========
------------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    749               1,091
     Distributions Reinvested                                      658                 293
     Redeemed                                                     (593)             (1,314)
                                                            ----------          ----------
   Net Increase in Class A Shares Outstanding                      814                  70
                                                            ==========          ==========
   Dollars:
     Subscribed                                             $   12,383          $   16,569
     Distributions Reinvested                                    9,235               4,157
     Redeemed                                                   (9,651)            (19,605)
                                                            ----------          ----------
   Net Increase                                             $   11,967          $    1,121
                                                            ==========          ==========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,483               1,444
     Distributions Reinvested                                      533                 106
     Redeemed                                                     (219)               (160)
                                                            ----------          ----------
   Net Increase in Class B Shares Outstanding                    1,797               1,390
                                                            ==========          ==========
   Dollars:
     Subscribed                                             $   23,968          $   21,138
     Distributions Reinvested                                    7,277               1,475
     Redeemed                                                   (3,518)             (2,336)
                                                            ----------          ----------
   Net Increase                                             $   27,727          $   20,277
                                                            ==========          ==========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    714               1,160
     Distributions Reinvested                                      713                 300
     Redeemed                                                     (553)               (995)
                                                            ----------          ----------
   Net Increase in Class C Shares Outstanding                      874                 465
                                                            ==========          ==========
   Dollars:
     Subscribed                                             $   11,517          $   16,818
     Distributions Reinvested                                    9,829               4,194
     Redeemed                                                   (8,915)            (14,404)
                                                            ----------          ----------
   Net Increase                                             $   12,431          $    6,608
                                                            ==========          ==========
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               GLOBAL EQUITY FUND
                                  (UNAUDITED)

                                                       OCTOBER 29, 1997* TO
                                                          DECEMBER 31, 1997
                                                                      (000)
---------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                          $      312
  Net Realized Gain                                                     640
  Change in Unrealized Appreciation /Depreciation                    (4,723)
                                                                 ----------
  Net Decrease in Net Assets Resulting from
    Operations                                                       (3,771)
                                                                 ----------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                               (88)
  Class B                                                              (188)
  Class C                                                               (18)
                                                                 ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                                      (294)
                                                                 ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                        575,992
  Distributions Reinvested                                              276
  Redeemed                                                           (3,565)
                                                                 ----------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                      572,703
                                                                 ----------
  Total Increase in Net Assets                                      568,638
NET ASSETS -- Beginning of Period                                        --
                                                                 ----------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $18)                    $  568,638
                                                                 ==========
---------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                       5,643
     Distributions Reinvested                                             8
     Redeemed                                                           (61)
                                                                 ----------
   Net Increase in Class A Shares Outstanding                         5,590
                                                                 ==========
   Dollars:
     Subscribed                                                  $   56,243
     Distributions Reinvested                                            78
     Redeemed                                                          (603)
                                                                 ----------
   Net Increase                                                  $   55,718
                                                                 ==========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                      47,373
     Distributions Reinvested                                            18
     Redeemed                                                          (203)
                                                                 ----------
   Net Increase in Class B Shares Outstanding                        47,188
                                                                 ==========
   Dollars:
     Subscribed                                                  $  472,648
     Distributions Reinvested                                           180
     Redeemed                                                        (1,986)
                                                                 ----------
   Net Increase                                                  $  470,842
                                                                 ==========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                       4,721
     Distributions Reinvested                                             2
     Redeemed                                                          (100)
                                                                 ----------
   Net Increase in Class C Shares Outstanding                         4,623
                                                                 ==========
   Dollars:
     Subscribed                                                  $   47,101
     Distributions Reinvested                                            18
     Redeemed                                                          (976)
                                                                 ----------
   Net Increase                                                  $   46,143
                                                                 ==========

-----------------

  *  Commencement of operations

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                            GLOBAL FIXED INCOME FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                        $   176         $    436
  Net Realized Gain (Loss)                                         (73)             111
  Change in Unrealized Appreciation/Depreciation                   111              (84)
                                                               -------         --------
  Net Increase in Net Assets Resulting from
    Operations                                                     214              463
                                                               -------         --------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (123)            (218)
  Class B                                                          (27)             (46)
  Class C                                                          (38)             (74)
  In Excess of Net Investment Income:
  Class A                                                           --              (41)
  Class B                                                           --               (9)
  Class C                                                           --              (14)
                                                               -------         --------
                                                                  (188)            (402)
                                                               -------         --------
  Net Realized Gain:
  Class A                                                          (30)              --
  Class B                                                           (8)              --
  Class C                                                          (11)              --
                                                               -------         --------
                                                                   (49)              --
                                                               -------         --------
  Net Decrease in Net Assets Resulting from
    Distributions                                                 (237)            (402)
                                                               -------         --------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                       965            4,760
  Distributions Reinvested                                         213              335
  Redeemed                                                      (2,230)          (6,304)
                                                               -------         --------
  Net Decrease in Net Assets Resulting from
    Capital Share Transactions                                  (1,052)          (1,209)
                                                               -------         --------
  Total Decrease in Net Assets                                  (1,075)          (1,148)
NET ASSETS -- Beginning of Period                               10,568           11,716
                                                               -------         --------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(75) and $(63), respectively)                            $ 9,493         $ 10,568
                                                               =======         ========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
  --------------------
  Shares:
    Subscribed                                                      44              256
    Distributions Reinvested                                        15               22
    Redeemed                                                      (114)            (382)
                                                               -------         --------
  Net Decrease in Class A Shares Outstanding                       (55)            (104)
                                                               =======         ========
  Dollars:
    Subscribed                                                 $   440         $  2,529
    Distributions Reinvested                                       146              225
    Redeemed                                                    (1,133)          (3,839)
                                                               -------         --------
  Net Decrease                                                 $  (547)        $ (1,085)
                                                               =======         ========
  Class B:
  --------------------
  Shares:
    Subscribed                                                      26              100
    Distributions Reinvested                                         3                4
    Redeemed                                                       (46)             (76)
                                                               -------         --------
  Net Increase (Decrease) in Class B Shares
    Outstanding                                                    (17)              28
                                                               =======         ========
  Dollars:
    Subscribed                                                 $   263         $    999
    Distributions Reinvested                                        28               41
    Redeemed                                                      (459)            (758)
                                                               -------         --------
  Net Increase (Decrease)                                      $  (168)        $    282
                                                               =======         ========
  Class C:
  --------------------
  Shares:
    Subscribed                                                      26              123
    Distributions Reinvested                                         4                7
    Redeemed                                                       (64)            (170)
                                                               -------         --------
  Net Decrease in Class C Shares Outstanding                       (34)             (40)
                                                               =======         ========
  Dollars:
    Subscribed                                                 $   262         $  1,232
    Distributions Reinvested                                        39               69
    Redeemed                                                      (638)          (1,707)
                                                               -------         --------
  Net Decrease                                                 $  (337)        $   (406)
                                                               =======         ========
---------------------------------------------------------------------------------------


                                                                             97
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               ASIAN GROWTH FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                                     $   (1,530)      $   (2,748)
  Net Realized Gain (Loss)                                     (79,131)          (4,804)
  Change in Unrealized of
    Appreciation/Depreciation                                  (68,859)          (2,619)
                                                            ----------       ----------
  Net (Decrease) in Net Assets Resulting from
    Operations                                                (149,520)         (10,171)
                                                            ----------       ----------
DISTRIBUTIONS:
  Net Realized Gain:
  Class A                                                         (135)             (33)
  Class B                                                          (60)             (10)
  Class C                                                          (84)             (24)
  In Excess of Net Realized Gain:
  Class A                                                           --           (4,110)
  Class B                                                           --           (1,274)
  Class C                                                           --           (3,072)
                                                            ----------       ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                                 (279)          (8,523)
                                                            ----------       ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    51,643          114,562
  Distributions Reinvested                                         258            8,035
  Redeemed                                                    (125,261)        (220,149)
                                                            ----------       ----------
Net (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                   (73,360)         (97,552)
                                                            ----------       ----------
Total (Decrease) in Net Assets                                (223,159)        (116,246)
NET ASSETS -- Beginning of Period                              352,686          468,932
                                                            ----------       ----------
NET ASSETS -- End of Period (Including net
  investment loss of $(2,683) and $(1,153),
  respectively)                                             $  129,527       $  352,686
                                                            ==========       ==========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  3,200            4,724
     Distributions Reinvested                                       15              243
     Redeemed                                                   (6,061)          (8,877)
                                                            ----------       ----------
   Net Decrease in Class A Shares Outstanding                   (2,846)          (3,910)
                                                            ==========       ==========
   Dollars:
     Subscribed                                             $   35,434       $   77,015
     Distributions Reinvested                                      125            3,930
     Redeemed                                                  (74,289)        (144,501)
                                                            ----------       ----------
   Net Decrease                                             $  (38,730)      $  (63,556)
                                                            ==========       ==========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                    885            1,466
     Distributions Reinvested                                        7               77
     Redeemed                                                   (1,349)            (803)
                                                            ----------       ----------
   Net Increase (Decrease) in Class B Shares
     Outstanding                                                  (457)             740
                                                            ==========       ==========
   Dollars:
     Subscribed                                             $    9,957       $   23,406
     Distributions Reinvested                                       55            1,210
     Redeemed                                                  (15,713)         (12,628)
                                                            ----------       ----------
   Net Increase (Decrease)                                  $   (5,701)      $   11,988
                                                            ==========       ==========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    616              883
     Distributions Reinvested                                       10              184
     Redeemed                                                   (2,987)          (3,989)
                                                            ----------       ----------
   Net Decrease in Class C Shares Outstanding                   (2,361)          (2,922)
                                                            ==========       ==========
   Dollars:
     Subscribed                                             $    6,252       $   14,140
     Distributions Reinvested                                       78            2,895
     Redeemed                                                  (35,259)         (63,019)
                                                            ----------       ----------
   Net Decrease                                             $  (28,929)      $  (45,984)
                                                            ==========       ==========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                              AMERICAN VALUE FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                              $     (461)       $     424
  Net Realized Gain                                             14,491            6,719
  Change in Unrealized Appreciation /Depreciation                2,398            7,544
                                                            ----------        ---------
  Net Increase in Net Assets Resulting from
    Operations                                                  16,428           14,687
                                                            ----------        ---------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (122)            (309)
  Class B                                                          (28)             (25)
  Class C                                                          (26)            (133)
  In Excess of Net Investment Income:
  Class A                                                           --               (1)
                                                            ----------        ---------
                                                                  (176)            (468)
                                                            ----------        ---------
  Net Realized Gain:
  Class A                                                       (5,303)          (1,555)
  Class B                                                       (5,203)            (209)
  Class C                                                       (3,628)          (1,482)
                                                            ----------        ---------
                                                               (14,134)          (3,246)
                                                            ----------        ---------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (14,310)          (3,714)
                                                            ----------        ---------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   215,106           38,027
  Distributions Reinvested                                      12,507            3,292
  Redeemed                                                     (24,569)         (13,557)
                                                            ----------        ---------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                 203,044           27,762
                                                            ----------        ---------
  Total Increase in Net Assets                                 205,162           38,735
NET ASSETS -- Beginning of Period                               82,087           43,352
                                                            ----------        ---------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(638) and $(1), respectively)                         $  287,249        $  82,087
                                                            ==========        =========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  4,128            1,025
     Distributions Reinvested                                      269              119
     Redeemed                                                     (846)            (538)
                                                            ----------        ---------
   Net Increase in Class A Shares Outstanding                    3,551              606
                                                            ==========        =========
   Dollars:
     Subscribed                                             $   82,860        $  16,463
     Distributions Reinvested                                    5,049            1,785
     Redeemed                                                  (16,781)          (8,501)
                                                            ----------        ---------
   Net Increase                                             $   71,128        $   9,747
                                                            ==========        =========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  4,691              714
     Distributions Reinvested                                      239               15
     Redeemed                                                     (258)             (27)
                                                            ----------        ---------
   Net Increase in Class B Shares Outstanding                    4,672              702
                                                            ==========        =========
   Dollars:
     Subscribed                                             $   93,977        $  11,773
     Distributions Reinvested                                    4,461              228
     Redeemed                                                   (5,093)            (420)
                                                            ----------        ---------
   Net Increase                                             $   93,345        $  11,581
                                                            ==========        =========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                  1,910              623
     Distributions Reinvested                                      160               85
     Redeemed                                                     (137)            (312)
                                                            ----------        ---------
   Net Increase in Class C Shares Outstanding                    1,933              396
                                                            ==========        =========
   Dollars:
     Subscribed                                             $   38,269        $   9,791
     Distributions Reinvested                                    2,997            1,279
     Redeemed                                                   (2,695)          (4,636)
                                                            ----------        ---------
   Net Increase                                             $   38,571        $   6,434
                                                            ==========        =========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                   VALUE FUND
                                  (UNAUDITED)

                                                      JULY 7, 1997* TO
                                                     DECEMBER 31, 1997
                                                                 (000)
----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                     $      395
  Net Realized Gain                                                452
  Change in Unrealized Appreciation /Depreciation               (1,542)
                                                            ----------
  Net Decrease in Net Assets Resulting from
    Operations                                                    (695)
                                                            ----------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (305)
  Class B                                                          (76)
  Class C                                                          (21)
                                                            ----------
                                                                  (402)
                                                            ----------
  Net Realized Gain:
  Class A                                                         (502)
  Class B                                                         (431)
  Class C                                                          (95)
                                                            ----------
                                                                (1,028)
                                                            ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                               (1,430)
                                                            ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   220,549
  Distributions Reinvested                                       1,274
  Redeemed                                                      (9,419)
                                                            ----------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                 212,404
                                                            ----------
  Total Increase in Net Assets                                 210,279
NET ASSETS -- Beginning of Period                                   --
                                                            ----------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(7))                                                  $  210,279
                                                            ==========
----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                 10,704
     Distributions Reinvested                                       75
     Redeemed                                                     (613)
                                                            ----------
   Net Increase in Class A Shares Outstanding                   10,166
                                                            ==========
   Dollars:
     Subscribed                                             $  109,270
     Distributions Reinvested                                      748
     Redeemed                                                   (6,257)
                                                            ----------
   Net Increase                                             $  103,761
                                                            ==========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  8,926
     Distributions Reinvested                                       43
     Redeemed                                                     (236)
                                                            ----------
   Net Increase in Class B Shares Outstanding                    8,733
                                                            ==========
   Dollars:
     Subscribed                                             $   90,944
     Distributions Reinvested                                      429
     Redeemed                                                   (2,401)
                                                            ----------
   Net Increase                                             $   88,972
                                                            ==========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                  1,996
     Distributions Reinvested                                       10
     Redeemed                                                      (75)
                                                            ----------
   Net Increase in Class C Shares Outstanding                    1,931
                                                            ==========
   Dollars:
     Subscribed                                             $   20,335
     Distributions Reinvested                                       97
     Redeemed                                                     (761)
                                                            ----------
   Net Increase                                             $   19,671
                                                            ==========
----------------------------------------------------------------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                           WORLDWIDE HIGH INCOME FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                      $   8,570         $ 13,435
  Net Realized Gain                                             11,534            9,362
  Change in Unrealized Appreciation /Depreciation              (14,325)          14,412
                                                            ----------         --------
  Net Increase in Net Assets Resulting from
    Operations                                                   5,779           37,209
                                                            ----------         --------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                       (3,124)          (5,678)
  Class B                                                       (3,343)          (4,269)
  Class C                                                       (1,667)          (3,020)
                                                            ----------         --------
                                                                (8,134)         (12,967)
                                                            ----------         --------
  Realized Gain:
  Class A                                                       (6,916)          (2,320)
  Class B                                                       (8,787)          (1,708)
  Class C                                                       (4,231)          (1,293)
                                                            ----------         --------
                                                               (19,934)          (5,321)
                                                            ----------         --------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (28,068)         (18,288)
                                                            ----------         --------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   107,519          133,028
  Distributions Reinvested                                      20,147           11,818
  Redeemed                                                     (65,777)         (63,040)
                                                            ----------         --------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  61,889           81,806
                                                            ----------         --------
  Total Increase in Net Assets                                  39,600          100,727
NET ASSETS -- Beginning of Period                              196,488           95,761
                                                            ----------         --------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $747 and
  $311, respectively)                                       $  236,088         $196,488
                                                            ==========         ========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  3,723            5,082
     Distributions Reinvested                                      580              423
     Redeemed                                                   (3,342)          (3,469)
                                                            ----------         --------
   Net Increase in Class A Shares Outstanding                      961            2,036
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   53,448         $ 67,886
     Distributions Reinvested                                    7,700            5,651
     Redeemed                                                  (47,987)         (46,537)
                                                            ----------         --------
   Net Increase                                             $   13,161         $ 27,000
                                                            ==========         ========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  2,829            3,787
     Distributions Reinvested                                      604              246
     Redeemed                                                     (912)            (622)
                                                            ----------         --------
   Net Increase in Class B Shares Outstanding                    2,521            3,411
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   40,592         $ 50,939
     Distributions Reinvested                                    7,924            3,287
     Redeemed                                                  (12,982)          (8,415)
                                                            ----------         --------
   Net Increase                                             $   35,534         $ 45,811
                                                            ==========         ========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    932            1,057
     Distributions Reinvested                                      344              217
     Redeemed                                                     (336)            (596)
                                                            ----------         --------
   Net Increase in Class C Shares Outstanding                      940              678
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   13,479         $ 14,203
     Distributions Reinvested                                    4,522            2,880
     Redeemed                                                   (4,807)          (8,088)
                                                            ----------         --------
   Net Increase                                             $   13,194         $  8,995
                                                            ==========         ========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                              LATIN AMERICAN FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                                     $     (793)        $   (131)
  Net Realized Gain                                              6,715           13,981
  Change in Unrealized Appreciation/Depreciation               (12,183)          10,200
                                                            ----------         --------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                             (6,261)          24,050
                                                            ----------         --------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                           --             (117)
  Class B                                                           --              (17)
  Class C                                                           --              (13)
                                                            ----------         --------
                                                                    --             (147)
                                                            ----------         --------
  Net Realized Gain:
  Class A                                                      (12,606)          (2,192)
  Class B                                                       (5,784)            (359)
  Class C                                                       (4,438)            (727)
                                                            ----------         --------
                                                               (22,828)          (3,278)
                                                            ----------         --------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (22,828)          (3,425)
                                                            ----------         --------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    93,970          114,111
  Distributions Reinvested                                      20,741            3,304
  Redeemed                                                     (85,469)         (46,502)
                                                            ----------         --------
  Net Increase in Net Assets Resulitng from
    Capital Share Transactions                                  29,242           70,913
                                                            ----------         --------
  Total Increase in Net Assets                                     153           91,538
NET ASSETS -- Beginning of Period                              119,060           27,522
                                                            ----------         --------
NET ASSETS -- End of Period (Including
  undistributed (distribution in excess of) net
  investment income of $(804) and $(11),
  respectively)                                             $  119,213         $119,060
                                                            ==========         ========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  3,418            6,162
     Distributions Reinvested                                      941              187
     Redeemed                                                   (4,250)          (2,975)
                                                            ----------         --------
   Net Increase in Class A Shares Outstanding                      109            3,374
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   58,970         $ 90,337
     Distributions Reinvested                                   11,770            2,243
     Redeemed                                                  (71,904)         (41,558)
                                                            ----------         --------
   Net Increase (Decrease)                                  $   (1,164)        $ 51,022
                                                            ==========         ========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,185              752
     Distributions Reinvested                                      445               30
     Redeemed                                                     (209)            (104)
                                                            ----------         --------
   Net Increase in Class B Shares Outstanding                    1,421              678
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   20,193         $ 11,139
     Distributions Reinvested                                    5,385              353
     Redeemed                                                   (3,340)          (1,385)
                                                            ----------         --------
   Net Increase                                             $   22,238         $ 10,107
                                                            ==========         ========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    876              856
     Distributions Reinvested                                      296               60
     Redeemed                                                     (629)            (266)
                                                            ----------         --------
   Net Increase in Class C Shares Outstanding                      543              650
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   14,807         $ 12,635
     Distributions Reinvested                                    3,586              708
     Redeemed                                                  (10,225)          (3,559)
                                                            ----------         --------
   Net Increase                                             $    8,168         $  9,784
                                                            ==========         ========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                             EMERGING MARKETS FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                                     $     (721)        $   (538)
  Net Realized Gain (Loss)                                      (3,041)          14,993
  Change in Unrealized Appreciation/Depreciation               (51,494)           7,475
                                                            ----------         --------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                            (55,256)          21,930
                                                            ----------         --------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                           --             (291)
  Class B                                                           --              (52)
  Class C                                                           --              (44)
                                                            ----------         --------
                                                                    --             (387)
                                                            ----------         --------
  Net Realized Gain:
  Class A                                                       (8,584)            (871)
  Class B                                                       (4,292)            (182)
  Class C                                                       (3,969)            (503)
                                                            ----------         --------
                                                               (16,845)          (1,556)
                                                            ----------         --------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (16,845)          (1,943)
                                                            ----------         --------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   115,227          133,953
  Distributions Reinvested                                      15,915            1,855
  Redeemed                                                     (93,844)        (111,716)
                                                            ----------         --------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  37,298           24,092
                                                            ----------         --------
  Total Increase (Decrease) in Net Assets                      (34,803)          44,079
NET ASSETS -- Beginning of Period                              212,946          168,867
                                                            ----------         --------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment of
  $(1,380) and $(659), respectively)                        $  178,143         $212,946
                                                            ==========         ========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  6,511            7,637
     Distributions Reinvested                                      891              104
     Redeemed                                                   (6,134)          (8,424)
                                                            ----------         --------
   Net Increase (Decrease) in Class A Shares
     Outstanding                                                 1,268             (683)
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   78,917         $ 89,680
     Distributions Reinvested                                    8,101            1,103
     Redeemed                                                  (73,618)         (96,827)
                                                            ----------         --------
   Net Increase (Decrease)                                  $   13,400         $ (6,044)
                                                            ==========         ========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  2,075            2,028
     Distributions Reinvested                                      457               20
     Redeemed                                                     (531)            (205)
                                                            ----------         --------
   Net Increase in Class B Shares Outstanding                    2,001            1,843
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   26,980         $ 23,982
     Distributions Reinvested                                    4,064              223
     Redeemed                                                   (5,896)          (2,355)
                                                            ----------         --------
   Net Increase                                             $   25,148         $ 21,850
                                                            ==========         ========
   Class C
   ---------------------
   Shares:
     Subscribed                                                    720            1,753
     Distributions Reinvested                                      421               51
     Redeemed                                                   (1,268)          (1,086)
                                                            ----------         --------
   Net Increase (Decrease) in Class C Shares
     Outstanding                                                  (127)             718
                                                            ==========         ========
   Dollars:
     Subscribed                                             $    9,330         $ 20,292
     Distributions Reinvested                                    3,750              528
     Redeemed                                                  (14,330)         (12,534)
                                                            ----------         --------
   Net Increase (Decrease)                                  $   (1,250)        $  8,286
                                                            ==========         ========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                             AGGRESSIVE EQUITY FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net Investment (Loss)                                       $     (390)        $   (135)
Net Realized Gain                                               10,816            3,674
Change in Unrealized Appreciation/Depreciation                   2,175            3,205
                                                            ----------         --------
Net Increase in Net Assets Resulting from
  Operations                                                    12,601            6,744
                                                            ----------         --------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                           --              (16)
  Class B                                                           --               (5)
  Class C                                                           --               (5)
                                                            ----------         --------
                                                                    --              (26)
                                                            ----------         --------
  Net Realized Gain:
  Class A                                                       (3,187)            (711)
  Class B                                                       (5,696)            (452)
  Class C                                                       (1,157)            (439)
                                                            ----------         --------
                                                               (10,040)          (1,602)
                                                            ----------         --------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (10,040)          (1,628)
                                                            ----------         --------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    41,232           57,588
  Distributions Reinvested                                       9,563            1,037
  Redeemed                                                     (13,404)          (7,818)
                                                            ----------         --------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  37,391           50,807
                                                            ----------         --------
  Total Increase in Net Assets                                  39,952           55,923
NET ASSETS -- Beginning of Period                               66,313           10,390
                                                            ----------         --------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess of) net
  investment income of $(390) and $0,
  respectively.)                                            $  106,265         $ 66,313
                                                            ==========         ========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    786            1,309
     Distributions Reinvested                                      177               35
     Redeemed                                                     (286)            (392)
                                                            ----------         --------
   Net Increase in Class A Shares Outstanding                      677              952
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   14,243         $ 20,966
     Distributions Reinvested                                    3,064              522
     Redeemed                                                   (5,151)          (6,373)
                                                            ----------         --------
     Net Increase                                           $   12,156         $ 15,115
                                                            ==========         ========
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,254            1,905
     Distributions Reinvested                                      314               18
     Redeemed                                                     (269)             (51)
                                                            ----------         --------
   Net Increase in Class B Shares Outstanding                    1,299            1,872
                                                            ==========         ========
   Dollars:
     Subscribed                                             $   22,628         $ 30,344
     Distributions Reinvested                                    5,363              262
     Redeemed                                                   (4,869)            (818)
                                                            ----------         --------
   Net Increase                                             $   23,122         $ 29,788
                                                            ==========         ========
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    240              404
     Distributions Reinvested                                       67               17
     Redeemed                                                     (192)             (42)
                                                            ----------         --------
   Net Increase in Class C Shares Outstanding                      115              379
                                                            ==========         ========
   Dollars:
     Subscribed                                             $    4,361         $  6,278
     Distributions Reinvested                                    1,136              252
     Redeemed                                                   (3,384)            (626)
                                                            ----------         --------
   Net Increase                                             $    2,113         $  5,904
                                                            ==========         ========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                             U.S. REAL ESTATE FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                        $   340          $   280
  Net Realized Gain                                              1,693            2,077
  Change in Unrealized Appreciation/Depreciation                 1,861            1,622
                                                               -------          -------
  Net Increase in Net Assets Resulting from
    Operations                                                   3,894            3,979
                                                               -------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (246)            (162)
  Class B                                                         (106)             (57)
  Class C                                                          (32)             (31)
                                                               -------          -------
                                                                  (384)            (250)
                                                               -------          -------
  Net Realized Gain:
  Class A                                                       (1,796)            (100)
  Class B                                                       (1,083)             (71)
  Class C                                                         (334)             (48)
                                                               -------          -------
                                                                (3,213)            (219)
                                                               -------          -------
  Net Decrease in Net Assets Resulting from
    Distributions                                               (3,597)            (469)
                                                               -------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    17,674           23,984
  Distributions Reinvested                                       3,326              268
  Redeemed                                                      (8,171)          (9,254)
                                                               -------          -------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  12,829           14,998
                                                               -------          -------
  Total Increase in Net Assets                                  13,126           18,508
NET ASSETS -- Beginning of Period                               24,316            5,808
                                                               -------          -------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $12 and
  $55, respectively.)                                          $37,442          $24,316
                                                               =======          =======
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    603            1,003
     Distributions Reinvested                                      118               13
     Redeemed                                                     (389)            (257)
                                                               -------          -------
   Net Increase in Class A Shares Outstanding                      332              759
                                                               =======          =======
   Dollars:
     Subscribed                                                $10,309          $15,148
     Distributions Reinvested                                    1,916              187
     Redeemed                                                   (6,525)          (3,998)
                                                               -------          -------
   Net Increase                                                $ 5,700          $11,337
                                                               =======          =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                                    319              441
     Distributions Reinvested                                       66                4
     Redeemed                                                      (57)            (185)
                                                               -------          -------
   Net Increase in Class B Shares Outstanding                      328              260
                                                               =======          =======
   Dollars:
     Subscribed                                                $ 5,549          $ 6,607
     Distributions Reinvested                                    1,069               54
     Redeemed                                                   (1,004)          (2,916)
                                                               -------          -------
   Net Increase                                                $ 5,614          $ 3,745
                                                               =======          =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    104              150
     Distributions Reinvested                                       21                2
     Redeemed                                                      (36)            (149)
                                                               -------          -------
   Net Increase in Class C Shares Outstanding                       89                3
                                                               =======          =======
   Dollars:
     Subscribed                                                $ 1,816          $ 2,229
     Distributions Reinvested                                      341               26
     Redeemed                                                     (642)          (2,339)
                                                               -------          -------
   Net Increase (Decrease)                                     $ 1,515          $   (84)
                                                               =======          =======
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                HIGH YIELD FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                        $   785          $ 1,246
  Net Realized Gain                                                679              312
  Change in Unrealized Appreciation /Depreciation                 (164)             881
                                                               -------          -------
  Net Increase in Net Assets Resulting from
    Operations                                                   1,300            2,439
                                                               -------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (286)            (434)
  Class B                                                         (358)            (454)
  Class C                                                         (138)            (338)
                                                               -------          -------
                                                                  (782)          (1,226)
                                                               -------          -------
  Realized Gain:
  Class A                                                         (236)             (20)
  Class B                                                         (415)             (24)
  Class C                                                         (119)             (20)
                                                               -------          -------
                                                                  (770)             (64)
                                                               -------          -------
  Net Decrease in Net Assets Resulting from
    Distributions                                               (1,552)          (1,290)
                                                               -------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    10,819           12,562
  Distributions Reinvested                                         860              237
  Redeemed                                                     (15,555)          (2,025)
                                                               -------          -------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                             (3,876)          10,774
                                                               -------          -------
  Total Increase (Decrease) in Net Assets                       (4,128)          11,923
NET ASSETS -- Beginning of Period                               22,567           10,644
                                                               -------          -------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $41 and
  $38, respectively.)                                          $18,439          $22,567
                                                               =======          =======
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    274              461
     Distributions Reinvested                                       24               10
     Redeemed                                                     (548)            (101)
                                                               -------          -------
   Net Increase (Decrease) in Class A Shares
     Outstanding                                                  (250)             370
                                                               =======          =======
   Dollars:
     Subscribed                                                $ 3,629          $ 5,790
     Distributions Reinvested                                      301              131
     Redeemed                                                   (7,228)          (1,282)
                                                               -------          -------
   Net Increase (Decrease)                                     $(3,298)         $ 4,639
                                                               =======          =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                                    425              397
     Distributions Reinvested                                       33                6
     Redeemed                                                     (337)             (20)
                                                               -------          -------
   Net Increase in Class B Shares Outstanding                      121              383
                                                               =======          =======
   Dollars:
     Subscribed                                                $ 5,615          $ 4,971
     Distributions Reinvested                                      411               72
     Redeemed                                                   (4,447)            (249)
                                                               -------          -------
   Net Increase                                                $ 1,579          $ 4,794
                                                               =======          =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    119              144
     Distributions Reinvested                                       12                3
     Redeemed                                                     (289)             (39)
                                                               -------          -------
   Net Increase (Decrease) in Class C Shares
     Outstanding                                                  (158)             108
                                                               =======          =======
   Dollars:
     Subscribed                                                $ 1,575          $ 1,800
     Distributions Reinvested                                      148               35
     Redeemed                                                   (3,880)            (494)
                                                               -------          -------
   Net Increase (Decrease)                                     $(2,157)         $ 1,341
                                                               =======          =======
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                           INTERNATIONAL MAGNUM FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED  JULY 1, 1996* TO
                                                     DECEMBER 31, 1997     JUNE 30, 1997
                                                                 (000)             (000)
----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                        $     7           $   170
  Net Realized Gain (Loss)                                        (426)              770
  Change in Unrealized Appreciation /Depreciation               (5,990)            4,184
                                                               -------           -------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                             (6,409)            5,124
                                                               -------           -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (488)              (52)
  Class B                                                         (330)              (45)
  Class C                                                          (53)              (43)
                                                               -------           -------
                                                                  (871)             (140)
                                                               -------           -------
  Net Realized Gain:
  Class A                                                          (33)               (4)
  Class B                                                          (31)               (4)
  Class C                                                           (9)               (4)
                                                               -------           -------
                                                                   (73)              (12)
                                                               -------           -------
  Net Decrease in Net Assets Resulting from
    Distributions                                                 (944)             (152)
                                                               -------           -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    53,554            47,034
  Distributions Reinvested                                         849                50
  Redeemed                                                     (16,493)           (2,724)
                                                               -------           -------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  37,910            44,360
                                                               -------           -------
  Total Increase in Net Assets                                  30,557            49,332
NET ASSETS -- Beginning of Period                               49,332                --
                                                               -------           -------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess of) net
  investment income of $(97) and $30,
  respectively.)                                               $79,889           $49,332
                                                               =======           =======
----------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  1,800             1,722
     Distributions Reinvested                                       38                 1
     Redeemed                                                     (502)             (144)
                                                               -------           -------
   Net Increase in Class A Shares Outstanding                    1,336             1,579
                                                               =======           =======
   Dollars:
     Subscribed                                                $24,479           $21,512
     Distributions Reinvested                                      473                14
     Redeemed                                                   (6,583)           (1,786)
                                                               -------           -------
   Net Increase                                                $18,369           $19,740
                                                               =======           =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,712             1,321
     Distributions Reinvested                                       26                 2
     Redeemed                                                     (373)               (6)
                                                               -------           -------
   Net Increase in Class B Shares Outstanding                    1,365             1,317
                                                               =======           =======
   Dollars:
     Subscribed                                                $23,249           $16,670
     Distributions Reinvested                                      322                18
     Redeemed                                                   (4,938)              (73)
                                                               -------           -------
   Net Increase                                                $18,633           $16,615
                                                               =======           =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    429               728
     Distributions Reinvested                                        4                 1
     Redeemed                                                     (372)              (67)
                                                               -------           -------
   Net Increase in Class C Shares Outstanding                       61               662
                                                               =======           =======
   Dollars:
     Subscribed                                                $ 5,826           $ 8,852
     Distributions Reinvested                                       54                18
     Redeemed                                                   (4,972)             (865)
                                                               -------           -------
   Net Increase                                                $   908           $ 8,005
                                                               =======           =======
----------------------------------------------------------------------------------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                      $   1,871        $   5,375
  Net Realized Gain (Loss)                                          (1)               8
                                                             ---------        ---------
  Net Increase in Net Assets Resulting from
    Operations                                                   1,870            5,383
                                                             ---------        ---------
DISTRIBUTIONS:
  Net Investment Income                                         (1,878)          (5,375)
                                                             ---------        ---------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   150,181          359,068
  Distributions Reinvested                                       1,788            4,349
  Redeemed                                                    (193,732)        (414,635)
                                                             ---------        ---------
  Net Decrease in Net Assets Resulting from
    Capital Share Transactions                                 (41,763)         (51,218)
                                                             ---------        ---------
  Total Decrease in Net Assets                                 (41,771)         (51,210)
NET ASSETS -- Beginning of Period                               94,768          145,978
                                                             ---------        ---------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(7) and $0, respectively)                              $  52,997        $  94,768
                                                             =========        =========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Shares
     Subscribed                                                150,181          359,068
     Distributions Reinvested                                    1,788            4,349
     Redeemed                                                 (193,732)        (414,635)
                                                             ---------        ---------
   Net Decrease in Shares Outstanding                          (41,763)         (51,218)
                                                             =========        =========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               MONEY MARKET FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                     $    4,440        $   8,859
  Net Realized Gain                                                  6               13
                                                            ----------        ---------
  Net Increase in Net Assets Resulting from
    Operations                                                   4,446            8,872
                                                            ----------        ---------
DISTRIBUTIONS:
  Net Investment Income                                         (4,508)          (8,859)
                                                            ----------        ---------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   535,228          677,641
  Distributions Reinvested                                       3,865            7,110
  Redeemed                                                    (314,640)        (717,315)
                                                            ----------        ---------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                            224,453          (32,564)
                                                            ----------        ---------
  Total Increase (Decrease) in Net Assets                      224,391          (32,551)
NET ASSETS -- Beginning of Period                              138,422          170,973
                                                            ----------        ---------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(68) and $0, respectively)                            $  362,813        $ 138,422
                                                            ==========        =========
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                                                535,228          677,641
     Distributions Reinvested                                    3,865            7,110
     Redeemed                                                 (314,640)        (717,315)
                                                            ----------        ---------
   Net Increase (Decrease) in Shares Outstanding               224,453          (32,564)
                                                            ==========        =========
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                         GLOBAL EQUITY ALLOCATION FUND
                                  (UNAUDITED)

                                                                       CLASS A
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                      JANUARY 4,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.57    $      14.75    $      12.60    $      11.99    $      11.09    $      10.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           0.06            0.10            0.19            0.12            0.10            0.04
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.10)           2.76            2.82            0.67            0.90            1.05
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (0.04)           2.86            3.01            0.79            1.00            1.09
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.36)          (0.55)          (0.39)             --           (0.03)             --
  In Excess of Net
    Investment Income                  --              --              --           (0.05)             --              --
  Net Realized Gain                 (1.83)          (0.49)          (0.47)          (0.13)          (0.07)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (2.19)          (1.04)          (0.86)          (0.18)          (0.10)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      14.34    $      16.57    $      14.75    $      12.60    $      11.99    $      11.09
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                    (0.07)%         20.61%          24.62%           6.69%           9.02%          10.90%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     74,593    $     72,704    $     63,706    $     42,586    $     33,425    $     10,434
Ratio of Expenses to
  Average Net Assets                 1.70%**         1.70%           1.70%           1.70%           1.70%           1.70%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 0.73%**         0.59%           0.71%           1.01%           0.98%           1.04%**
Portfolio Turnover Rate                44%             45%             44%             39%             30%             14%
Average Commission Rate #
  Per Share                  $     0.0143    $     0.0021             N/A             N/A             N/A             N/A
  As a Percentage of
    Trade Amount                     0.07%           0.83%            N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.03    $       0.10    $       0.04    $       0.09    $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.81%**         1.90%           2.06%           2.03%           2.58%           3.65%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           0.63%**         0.41%           0.35%           0.68%           0.10%          (0.91)%**
-------------------------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED        1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.15    $      14.46    $      13.01
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.08)          (0.05)           0.30
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.03)           2.73            1.98
                             ------------    ------------    ------------
  Total From Investment
    Operations                      (0.11)           2.68            2.28
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.28)          (0.50)          (0.35)
  In Excess of Net
    Investment Income                  --              --              --
  Net Realized Gain                 (1.83)          (0.49)          (0.48)
                             ------------    ------------    ------------
  Total Distributions               (2.11)          (0.99)          (0.83)
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      13.93    $      16.15    $      14.46
                             ============    ============    ============
TOTAL RETURN (1)                    (0.52)%         19.64%          18.08%
                             ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     58,639    $     38,962    $     14,786
Ratio of Expenses to
  Average Net Assets                 2.45%**         2.45%           2.45%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.02)%**        (0.11)%         0.45%**
Portfolio Turnover Rate                44%             45%             44%
Average Commission Rate #
  Per Share                  $     0.0143    $     0.0021             N/A
  As a Percentage of
    Trade Amount                     0.07%           0.83%            N/A
------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.40    $       0.09    $       0.22
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.56%**         2.65%           2.81%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (0.12)%**        (0.30)%         0.09%**
--------------------------------------------------------------------------------------------------------

                                                                           CLASS C
                              -------------------------------------------------------------------------------------------------
                                SIX MONTHS                                                                           JANUARY 4,
                                     ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED            1993*
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,      TO JUNE 30,
AND RATIOS                            1997             1997             1996             1995             1994             1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.24     $      14.49     $      12.43     $      11.90     $      11.05     $      10.00
                              ------------     ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                            0.00++          (0.03)            0.12             0.04             0.06             0.01
  Net Realized and
    Unrealized Gain
    (Loss)                           (0.10)            2.73             2.75             0.65             0.86             1.04
                              ------------     ------------     ------------     ------------     ------------     ------------
  Total From Investment
    Operations                       (0.10)            2.70             2.87             0.69             0.92             1.05
                              ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income              (0.24)           (0.46)           (0.33)              --               --               --
  In Excess of Net
    Investment Income                   --               --               --            (0.03)              --               --
  Net Realized Gain                  (1.83)           (0.49)           (0.48)           (0.13)           (0.07)              --
                              ------------     ------------     ------------     ------------     ------------     ------------
  Total Distributions                (2.07)           (0.95)           (0.81)           (0.16)           (0.07)              --
                              ------------     ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      14.07     $      16.24     $      14.49     $      12.43     $      11.90     $      11.05
                              ============     ============     ============     ============     ============     ============
TOTAL RETURN (1)                     (0.42)%          19.69%           23.65%            5.84%            8.34%           10.50%
                              ============     ============     ============     ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     80,036     $     78,199     $     63,025     $     40,460     $     29,892     $      6,995
Ratio of Expenses to
  Average Net Assets                  2.45%**          2.45%            2.45%            2.45%            2.45%            2.45%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (0.02)%**        (0.16)%          (0.04)%           0.25%            0.23%            0.29%**
Portfolio Turnover Rate                 44%              45%              44%              39%              30%              14%
Average Commission Rate #
  Per Share                   $     0.0143     $     0.0021              N/A              N/A              N/A              N/A
  As a Percentage of
    Trade Amount                      0.07%            0.83%             N/A              N/A              N/A              N/A
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.03     $       1.16     $       0.05     $       0.12     $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.56%**          2.65%            2.81%            2.78%            3.34%            4.40%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (0.11)%**        (0.34)%          (0.40)%          (0.08)%          (0.66)%          (1.66)%**
-------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
 ++  Amount per share is less than $0.01.
(1) Total return is calculated exclusive sale charges or deferred sales charges. Total return for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                               GLOBAL EQUITY FUND
                                  (UNAUDITED)

                                                 CLASS A              CLASS B              CLASS C
                                            -----------------    -----------------    -----------------
                                            OCTOBER 29, 1997*    OCTOBER 29, 1997*    OCTOBER 29, 1997*
SELECTED PER SHARE DATA AND RATIOS          DECEMBER 31, 1997    DECEMBER 31, 1997    DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $           10.00    $           10.00    $           10.00
                                            -----------------    -----------------    -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.02                 0.00+                0.00+
  Net Realized and Unrealized (Loss)                    (0.09)               (0.09)               (0.09)
                                            -----------------    -----------------    -----------------
  Total From Investment Operations                      (0.07)               (0.09)               (0.09)
                                            -----------------    -----------------    -----------------
DISTRIBUTIONS
  Net Investment Income                                 (0.02)               (0.00)+              (0.00)+
                                            -----------------    -----------------    -----------------
  Total Distributions                                   (0.02)                0.00+                0.00+
                                            -----------------    -----------------    -----------------
NET ASSET VALUE, END OF PERIOD              $            9.91    $            9.91    $            9.91
                                            =================    =================    =================
TOTAL RETURN (1)                                        (0.74)%              (0.86)%              (0.86)%
                                            =================    =================    =================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)           $          55,372    $         467,465    $          45,801
Ratio of Expenses to Average Net Assets                  1.56%**              2.31%**              2.31%**
Ratio of Net Investment Income to
  Average Net Assets                                     0.92%**              0.24%**              0.25%**
Portfolio Turnover Rate                                     0%                   0%                   0%
Average Commission Rate                     $          0.0099    $          0.0099    $          0.0099
As a Percentage of Trade Amount                          0.07%                0.07%                0.07%
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
  During the Period
  Per Share Benefit to Net Investment
    Income                                  $              --    $              --    $              --
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                           --                   --                   --
  Net Investment Income to Average Net
    Assets                                                 --                   --                   --
-------------------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The amount is less than $0.01 per share.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                            GLOBAL FIXED INCOME FUND
                                  (UNAUDITED)

                                                                       CLASS A
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                      JANUARY 4,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       9.95    $       9.94    $      10.23    $       9.53    $      10.55    $      10.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.19            0.44            0.53            0.56            0.52            0.25
  Net Realized and
    Unrealized Gain
    (Loss)                           0.04           (0.02)          (0.01)           0.50           (0.42)           0.55
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                       0.23            0.42            0.52            1.06            0.10            0.80
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.20)          (0.35)          (0.79)          (0.36)          (0.50)          (0.25)
  In Excess of Net
    Investment Income                  --           (0.06)          (0.02)             --           (0.12)             --
  Net Realized Gain                 (0.05)             --              --              --           (0.47)             --
  In Excess of Net
    Realized Gain                      --              --              --              --           (0.03)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (0.25)          (0.41)          (0.81)          (0.36)          (1.12)          (0.25)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.93    $       9.95    $       9.94    $      10.23    $       9.53    $      10.55
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                     2.39%           4.27%           5.20%          11.41%           0.41%           8.02%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $      5,851    $      6,407    $      7,432    $     11,092    $     10,369    $      6,633
Ratio of Expenses to
  Average Net Assets                 1.45%**         1.45%           1.45%           1.45%           1.45%           1.45%**
Ratio of Net Investment
  Income to Average Net
  Assets                             3.84%**         4.40%           5.02%           5.84%           4.70%           5.00%**
Portfolio Turnover Rate                37%            170%            223%            169%            168%             55%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.09    $       0.12    $       0.07    $       0.07    $       0.11    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.23%**         2.57%           2.16%           2.22%           2.48%           2.88%**
  Net Investment Income
    to Average Net Assets            2.10%**         3.25%           4.31%           5.07%           3.67%           3.57%**
-------------------------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED        1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       9.91    $       9.91    $      10.24
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.12            0.41            0.64
  Net Realized and
    Unrealized Gain
    (Loss)                           0.07           (0.07)          (0.26)
                             ------------    ------------    ------------
  Total From Investment
    Operations                       0.19            0.34            0.38
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.17)          (0.29)          (0.69)
  In Excess of Net
    Investment Income                  --           (0.05)          (0.02)
  Net Realized Gain                 (0.05)             --              --
  In Excess of Net
    Realized Gain                      --              --              --
                             ------------    ------------    ------------
  Total Distributions               (0.22)          (0.34)          (0.71)
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.88    $       9.91    $       9.91
                             ============    ============    ============
TOTAL RETURN (1)                     1.99%           3.48%           3.76%
                             ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $      1,539    $      1,716    $      1,440
Ratio of Expenses to
  Average Net Assets                 2.20%**         2.20%           2.20%**
Ratio of Net Investment
  Income to Average Net
  Assets                             3.08%**         3.65%           3.38%**
Portfolio Turnover Rate                37%            170%            223%
------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.07    $       0.13    $       0.12
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.98%**         3.37%           3.57%**
  Net Investment Income
    to Average Net Assets            1.32%**         2.45%           2.01%**
--------------------------------------------------------------------------------------------------------

                                                                       CLASS C
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                      JANUARY 4,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       9.90    $       9.90    $      10.20    $       9.54    $      10.56    $      10.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.16            0.39            0.37            0.49            0.43            0.21
  Net Realized and
    Unrealized Gain
    (Loss)                           0.03           (0.05)           0.08            0.47           (0.40)           0.55
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                       0.19            0.34            0.45            0.96            0.03            0.76
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.17)          (0.29)          (0.73)          (0.30)          (0.44)          (0.20)
  In Excess of Net
    Investment Income                  --           (0.05)          (0.02)             --           (0.11)             --
  Net Realized Gain                 (0.05)             --              --              --           (0.47)             --
  In Excess of Net
    Realized Gain                      --              --              --              --           (0.03)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (0.22)          (0.34)          (0.75)          (0.30)          (1.05)          (0.20)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.87    $       9.90    $       9.90    $      10.20    $       9.54    $      10.56
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                     1.99%           3.48%           4.47%          10.24%          (0.25)%          7.61%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $      2,103    $      2,445    $      2,844    $      5,965    $      5,407    $      6,120
Ratio of Expenses to
  Average Net Assets                 2.20%**         2.20%           2.20%           2.20%           2.20%           2.20%**
Ratio of Net Investment
  Income to Average Net
  Assets                             3.09%**         3.65%           4.35%           5.09%           3.95%           4.25%**
Portfolio Turnover Rate                37%            170%            223%            169%            168%             55%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.09    $       0.12    $       0.06    $       0.08    $       0.12    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.98%**         3.35%           2.87%           2.97%           3.29%           3.63%**
  Net Investment Income
    to Average Net Assets            1.35%**         2.48%           3.68%           4.32%           2.86%           2.82%**
-------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                               ASIAN GROWTH FUND
                                  (UNAUDITED)

                                                                       CLASS A
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                        JUNE 23,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.62    $      17.15    $      16.42    $      15.50    $      12.00    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss               (0.03)          (0.06)          (0.04)             --           (0.03)             --
  Net Realized and
    Unrealized Gain
    (Loss)                          (8.27)          (0.14)           0.77            1.43            3.53              --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (8.30)          (0.20)           0.73            1.43            3.50              --
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Realized Gain                 (0.02)             --              --           (0.49)             --              --
  In Excess of Net
    Realized Gain                      --           (0.33)             --           (0.02)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
                                    (0.02)          (0.33)             --           (0.51)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       8.30    $      16.62    $      17.15    $      16.42    $      15.50    $      12.00
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                   (49.96)%         (1.10)%          4.45%           9.50%          29.17%           0.00%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     63,990    $    175,448    $    248,009    $    178,667    $    138,212    $     11,770
Ratio of Expenses to
  Average Net Assets                 1.97%**         1.84%           1.88%           1.90%           1.90%           1.90%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.91)%**        (0.31)%        (0.16)%          0.04%          (0.24)%         (0.81)%**
Portfolio Turnover Rate                71%             74%             38%             34%             34%              0%
Average Commission Rate #
  Per Share                  $     0.0088    $     0.0110             N/A             N/A             N/A             N/A
  As a Percentage of
    Trade Amount                     0.41%           0.51%            N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During
  the Period
  Per Share Benefit to
    Net Investment Loss      $         --    $         --    $         --    $         --    $       0.03    $       0.01
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --              --              --            2.17%          11.83%**
  Net Investment Income
    (Loss) to Average Net
    Assets                             --              --              --              --           (0.51)%        (10.74)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            1.89%**           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED           1995+
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.17    $      16.81    $      16.51
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss               (0.13)          (0.15)          (0.03)
  Net Realized and
    Unrealized Gain
    (Loss)                          (7.98)          (0.16)           0.33
                             ------------    ------------    ------------
  Total From Investment
    Operations                      (8.11)          (0.31)           0.30
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Realized Gain                 (0.02)             --              --
  In Excess of Net
    Realized Gain                      --           (0.33)             --
                             ------------    ------------    ------------
                                    (0.02)          (0.33)             --
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       8.04    $      16.17    $      16.81
                             ============    ============    ============
TOTAL RETURN (1)                   (50.17)%         (1.79)%          1.82%
                             ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     27,558    $     62,786    $     52,853
Ratio of Expenses to
  Average Net Assets                 2.72%**         2.59%           2.61%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.64)%**        (1.04)%        (0.52%)**
Portfolio Turnover Rate                71%             74%             38%
Average Commission Rate #
  Per Share                  $     0.0088    $     0.0110             N/A
  As a Percentage of
    Trade Amount                     0.41%           0.51%            N/A
-------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During
  the Period
  Per Share Benefit to
    Net Investment Loss      $         --    $         --    $         --
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --              --
  Net Investment Income
    (Loss) to Average Net
    Assets                             --              --              --
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            2.64%**           --              --
-------------------------------------------------------------------------

                                                                       CLASS C
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                        JUNE 23,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.14    $      16.78    $      16.19    $      15.40    $      12.00    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss               (0.25)          (0.24)          (0.13)          (0.12)          (0.10)             --
  Net Realized and
    Unrealized Gain
    (Loss)                          (7.84)          (0.07)           0.72            1.42            3.50              --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (8.09)          (0.31)           0.59            1.30            3.40              --
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Realized Gain                 (0.02)             --              --           (0.49)             --              --
  In Excess of Net
    Realized Gain                      --           (0.33)             --           (0.02)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
                                    (0.02)          (0.33)             --           (0.51)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       8.03    $      16.14    $      16.78    $      16.19    $      15.40    $      12.00
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                   (50.14)%         (1.79)%          3.64%           8.71%          28.33%           0.00%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     37,979    $    114,460    $    168,070    $    139,497    $    116,889    $      8,491
Ratio of Expenses to
  Average Net Assets                 2.72%**         2.59%           2.63%           2.63%           2.65%           2.65%**
Ratio of Net Investment
  (Loss) to Average Net
  Assets                            (1.65)%**        (1.06)%        (0.94)%        (0.77%)          (0.99)%         (1.56)%**
Portfolio Turnover Rate                71%             74%             38%             34%             34%              0%
Average Commission Rate #
  Per Share                  $     0.0088    $     0.0110             N/A             N/A             N/A             N/A
  As a Percentage of
    Trade Amount                     0.41%           0.51%            N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Loss      $         --    $         --    $         --    $         --    $       0.03    $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --              --              --            2.92%          12.64%**
  Net Investment Income
    (Loss) to Average Net
    Assets                             --              --              --              --           (1.26)%        (11.55)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            2.64%**           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total return for a periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                              AMERICAN VALUE FUND
                                  (UNAUDITED)

                                                               CLASS A
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                     OCTOBER 18,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.59    $      14.63    $      12.89    $      11.70    $      12.00
                             ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                           0.03            0.20            0.27            0.27            0.17
  Net Realized and
    Unrealized Gain
    (Loss)                           2.87            4.05            1.94            1.44           (0.30)
                             ------------    ------------    ------------    ------------    ------------
  Total from Investment
    Operations                       2.90            4.25            2.21            1.71           (0.13)
                             ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.04)          (0.20)          (0.27)          (0.28)          (0.17)
  In Excess of Net
    Investment Income                  --           (0.00)++        (0.01)             --              --
  Net Realized Gain                 (1.04)          (1.09)          (0.19)          (0.24)             --
                             ------------    ------------    ------------    ------------    ------------
  Total Distributions               (1.08)          (1.29)          (0.47)          (0.52)          (0.17)
                             ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      19.41    $      17.59    $      14.63    $      12.89    $      11.70
                             ============    ============    ============    ============    ============
TOTAL RETURN (1)                    16.66%          30.68%          17.41%          15.01%          (1.12)%
                             ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $    106,826    $     34,331    $     19,674    $     20,675    $     10,717
Ratio of Expenses to
  Average Net Assets                 1.50%**         1.50%           1.50%           1.50%           1.50%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.05)%**         1.25%          1.90%           2.29%           2.14%**
Portfolio Turnover Rate                82%             73%             41%             23%             17%
Average Commission Rate #    $     0.0528    $     0.0452             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.03    $       0.04    $       0.04    $       0.05    $       0.08
Ratios Before Expense
  Limitation:
Expenses to Average Net
  Assets                             1.57%**         1.76%           1.81%           1.96%           2.48%**
  Net Investment Income
    to Average Net Assets           (0.13)%**         0.98%          1.59%           1.83%           1.16%**
---------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED        1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.59    $      14.63    $      13.37
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                          (0.12)           0.09            0.15
  Net Realized and
    Unrealized Gain
    (Loss)                           2.94            4.05            1.46
                             ------------    ------------    ------------
  Total from Investment
    Operations                       2.82            4.14            1.61
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.01)          (0.09)          (0.15)
  In Excess of Net
    Investment Income                  --           (0.00)++        (0.01)
  Net Realized Gain                 (1.04)          (1.09)          (0.19)
                             ------------    ------------    ------------
  Total Distributions               (1.05)          (1.18)          (0.35)
                             ------------    ------------          ------
NET ASSET VALUE, END OF
  PERIOD                     $      19.36    $      17.59    $      14.63
                             ============    ============    ============
TOTAL RETURN (1)                    16.25%          29.77%          12.29%
                             ============    ============    ============
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $    107,301    $     15,331    $      2,485
Ratio of Expenses to
  Average Net Assets                 2.25%**         2.25%           2.25%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.76)%**         0.40%          1.18%**
Portfolio Turnover Rate                82%             73%             41%
Average Commission Rate #    $     0.0528    $     0.0452             N/A
-------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.06    $       0.04
Ratios Before Expense
  Limitation:
Expenses to Average Net
  Assets                             2.32%**         2.48%           2.61%**
  Net Investment Income
    to Average Net Assets           (0.85)%**         0.14%          0.82%**
-------------------------------------------------------------------------

                                                               CLASS C
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                     OCTOBER 18,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.59    $      14.64    $      12.89    $      11.69    $      12.00
                             ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                          (0.04)           0.08            0.16            0.17            0.11
  Net Realized and
    Unrealized Gain
    (Loss)                           2.86            4.05            1.94            1.44           (0.31)
                             ------------    ------------    ------------    ------------    ------------
  Total from Investment
    Operations                       2.82            4.13            2.10            1.61           (0.20)
                             ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.01)          (0.09)          (0.15)          (0.17)          (0.11)
  In Excess of Net
    Investment Income                  --           (0.00)++        (0.01)             --              --
  Net Realized Gain                 (1.04)          (1.09)          (0.19)          (0.24)             --
                             ------------    ------------    ------------    ------------    ------------
  Total Distributions               (1.05)          (1.18)          (0.35)          (0.41)          (0.11)
                             ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      19.36    $      17.59    $      14.64    $      12.89    $      11.69
                             ============    ============    ============    ============    ============
TOTAL RETURN (1)                    16.24%          29.67%          16.50%          14.13%          (1.70)%
                             ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $     73,122    $     32,425    $     21,193    $     13,867    $      7,237
Ratio of Expenses to
  Average Net Assets                 2.25%**         2.25%           2.25%           2.25%           2.25%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.82)%**         0.49%          1.17%           1.54%           1.39%**
Portfolio Turnover Rate                82%             73%             41%             23%             17%
Average Commission Rate #    $     0.0528    $     0.0452             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.00++  $       0.04    $       0.04    $       0.05    $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.32%**         2.47%           2.58%           2.71%           3.28%**
  Net Investment Income
    to Average Net Assets           (0.89)%**         0.22%          0.84%           1.08%           0.36%**
---------------------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
 ++  Amount is less than $0.01 per share.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                   VALUE FUND
                                  (UNAUDITED)

                                              CLASS A         CLASS B         CLASS C
                                            ------------    ------------    ------------
                                                 JULY 7,         JULY 7,         JULY 7,
                                                   1997*           1997*           1997*
                                            DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                  1997            1997            1997
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $      10.00    $      10.00    $      10.00
                                            ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.03            0.01            0.01
  Net Realized and Unrealized Gain                  0.15            0.14            0.13
                                            ------------    ------------    ------------
  Total From Investment Operations                  0.18            0.15            0.14
                                            ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income                            (0.03)          (0.01)          (0.01)
  Net Realized Gain                                (0.05)          (0.05)          (0.05)
                                            ------------    ------------    ------------
  Total Distributions                              (0.08)          (0.06)          (0.06)
                                            ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD              $      10.10    $      10.09    $      10.08
                                            ============    ============    ============
TOTAL RETURN (1)                                    1.84%           1.51%           1.43%
                                            ============    ============    ============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)           $    102,701    $     88,112    $     19,466
Ratio of Expenses to Average Net Assets             1.45%**         2.20%**         2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                1.01%**         0.26%**         0.27%**
Portfolio Turnover Rate                               15%             15%             15%
Average Commission Rate                     $     0.0587    $     0.0587    $     0.0587
----------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
  During the Period
  Per Share Benefit to Net Investment
    Income                                  $       0.01    $       0.01    $       0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                    1.78%**         2.53%**         2.53%**
  Net Investment Income to Average Net
    Assets                                          0.70%**         0.06%**         0.06%**
----------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                           WORLDWIDE HIGH INCOME FUND
                                  (UNAUDITED)

                                                               CLASS A
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                       APRIL 21,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1994*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      14.26    $      12.47    $      11.57    $      12.17    $      12.00
                             ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.60            1.25            1.36            1.26            0.18
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.13)           2.30            0.80           (0.52)           0.16
                             ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                       0.47            3.55            2.16            0.74            0.34
                             ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.55)          (1.25)          (1.26)          (1.22)          (0.17)
  Net Realized Gain                 (1.19)          (0.51)             --           (0.12)             --
                             ------------    ------------    ------------    ------------    ------------
  Total Distributions               (1.74)          (1.76)          (1.26)          (1.34)          (0.17)
                             ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      12.99    $      14.26    $      12.47    $      11.57    $      12.17
                             ============    ============    ============    ============    ============
TOTAL RETURN (1)                     3.36%          30.29%          19.61%           6.87%           2.86%
                             ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     82,139    $     76,439    $     41,493    $     14,819    $      6,857
Ratio of Expenses to
  Average Net Assets                 1.43%**         1.52%           1.55%           1.55%           1.55%**
Ratio of Net Investment
  Income to Average Net
  Assets                             8.05%**         9.73%          11.95%          11.53%           8.29%**
Portfolio Turnover Rate                67%            157%            220%            178%             19%
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $         --    $         --    $       0.02    $       0.05    $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --            1.69%           1.97%           3.23%**
  Net Investment Income
    to Average Net Assets              --              --           11.81%          11.11%           6.61%**
---------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED           1995+
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      14.20    $      12.44    $      11.63
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.47            1.07            1.18
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.06)           2.35            0.72
                             ------------    ------------    ------------
  Total From Investment
    Operations                       0.41            3.42            1.90
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.50)          (1.15)          (1.09)
  Net Realized Gain                 (1.19)          (0.51)             --
                             ------------    ------------    ------------
  Total Distributions               (1.69)          (1.66)          (1.09)
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      12.92    $      14.20    $      12.44
                             ============    ============    ============
TOTAL RETURN (1)                     2.96%          29.14%          17.07%
                             ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $    103,847    $     78,340    $     26,174
Ratio of Expenses to
  Average Net Assets                 2.18%**         2.27%           2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                             7.30%**         8.86%          12.06%**
Portfolio Turnover Rate                67%            157%            220%
-------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $         --    $         --    $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --            2.47%**
  Net Investment Income
    to Average Net Assets              --              --           11.89%**
-------------------------------------------------------------------------

                                                               CLASS C
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                       APRIL 21,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1994*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period        $      14.21    $      12.45    $      11.58    $      12.16    $      12.00
                             ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.53            1.16            1.30            1.17            0.17
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.12)           2.26            0.77           (0.50)           0.15
                             ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                       0.41            3.42            2.07            0.67            0.32
                             ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.50)          (1.15)          (1.20)          (1.13)          (0.16)
  Net Realized Gain                 (1.19)          (0.51)             --           (0.12)             --
                             ------------    ------------    ------------    ------------    ------------
  Total Distributions               (1.69)          (1.66)          (1.20)          (1.25)          (0.16)
                             ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      12.93    $      14.21    $      12.45    $      11.58    $      12.16
                             ============    ============    ============    ============    ============
TOTAL RETURN (1)                     2.88%          29.12%          18.71%           6.20%           2.62%
                             ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     50,102    $     41,709    $     28,094    $     11,880    $      6,081
Ratio of Expenses to
  Average Net Assets                 2.18%**         2.27%           2.30%           2.30%           2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                             7.31%**         9.04%          11.40%          10.72%           7.54%**
Portfolio Turnover Rate                67%            157%            220%            178%             19%
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $         --    $         --    $       0.04    $       0.05    $       0.06
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --            2.44%           2.74%           4.00%**
  Net Investment Income
    to Average Net Assets              --              --           11.26%          10.28%           5.84%**
---------------------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total return for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                              LATIN AMERICAN FUND
                                  (UNAUDITED)

                                                          CLASS A
                              ---------------------------------------------------------------
                                SIX MONTHS                                            JULY 6,
                                     ENDED       YEAR ENDED       YEAR ENDED            1994*
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996             1995
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      17.39     $      12.63     $       9.08     $      12.00
                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           (0.08)            0.02             0.10            (0.02)
  Net Realized and
    Unrealized Gain
    (Loss)                           (0.60)            6.46             3.47            (2.70)
                              ------------     ------------     ------------     ------------
  Total From Investment
    Operations                       (0.68)            6.48             3.57            (2.72)
                              ------------     ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income                 --               --            (0.02)              --
  In Excess of Net
    Investment Income                   --            (0.09)              --               --
  Net Realized Gain                  (3.23)           (1.63)              --               --
  Return of Capital                     --               --               --            (0.20)
                              ------------     ------------     ------------     ------------
  Total Distributions                (3.23)           (1.72)           (0.02)           (0.20)
                              ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      13.48     $      17.39     $      12.63     $       9.08
                              ============     ============     ============     ============
TOTAL RETURN (1)                     (2.46)%          57.32%           39.35%          (23.07)%
                              ============     ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     66,929     $     84,401     $     18,701     $      7,658
Ratio of Expenses to
  Average Net Assets                  2.30%**          2.24%            2.11%            2.46%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (1.03)%**        (0.08)%           1.18%           (0.44)%**
Portfolio Turnover Rate                155%             241%             131%             107%
Average Commission Rate #
  Per Share                   $     0.0008     $     0.0006              N/A              N/A
  As a Percentage of
    Trade Amount                      0.26%            0.31%             N/A              N/A
---------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.10     $       0.09     $       0.13
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.46%**          2.61%            3.28%            4.30%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (1.18)%**        (0.61)%           0.01%           (2.26)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                             2.10%**          2.10%            2.10%            2.10%**
---------------------------------------------------------------------------------------------

                                                 CLASS B
                              ----------------------------------------------
                                SIX MONTHS                         AUGUST 1,
                                     ENDED       YEAR ENDED         1995+ TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
----------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.99     $      12.45     $       9.58
                              ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           (0.07)           (0.03)            0.03
  Net Realized and
    Unrealized Gain
    (Loss)                           (0.63)            6.28             2.84
                              ------------     ------------     ------------
  Total From Investment
    Operations                       (0.70)            6.25             2.87
                              ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income                 --               --               --
  In Excess of Net
    Investment Income                   --            (0.08)              --
  Net Realized Gain                  (3.23)           (1.63)              --
  Return of Capital                     --               --               --
                              ------------     ------------     ------------
  Total Distributions                (3.23)           (1.71)              --
                              ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      13.06     $      16.99     $      12.45
                              ============     ============     ============
TOTAL RETURN (1)                     (2.66)%          56.17%           29.26%
                              ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     29,554     $     14,314     $      2,041
Ratio of Expenses to
  Average Net Assets                  3.05%**          2.99%            2.87%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (1.67)%**        (0.78)%           0.88%**
Portfolio Turnover Rate                155%             241%             131%
Average Commission Rate #
  Per Share                   $     0.0008     $     0.0006              N/A
  As a Percentage of
    Trade Amount                      0.26%            0.31%             N/A
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.02     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            3.21%**          3.55%            3.89%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (1.85)%**        (1.34)%          (0.14)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                             2.85%**          2.85%            2.85%**
----------------------------------------------------------------------------

                                                       CLASS C
                             ------------------------------------------------------------
                               SIX MONTHS                                         JULY 6,
                                    ENDED      YEAR ENDED      YEAR ENDED           1994*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.01    $      12.43    $       8.99    $      12.00
                             ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.11)          (0.07)           0.04           (0.08)
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.60)           6.31            3.40           (2.73)
                             ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (0.71)           6.24            3.44           (2.81)
                             ------------    ------------    ------------    ------------
DISTRIBUTIONS
  In Excess of Net
    Investment Income                  --           (0.03)             --              --
  Net Realized Gain                 (3.23)          (1.63)             --              --
  Return of Capital                    --              --              --           (0.20)
                             ------------    ------------    ------------    ------------
  Total Distributions               (3.23)          (1.66)             --           (0.20)
                             ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      13.07    $      17.01    $      12.43    $       8.99
                             ============    ============    ============    ============
TOTAL RETURN (1)                    (2.75)%         56.04%          38.26%         (23.83)%
                             ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     22,730    $     20,345    $      6,780    $      4,085
Ratio of Expenses to
  Average Net Assets                 3.05%**         2.99%           2.86%           3.20%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.75)%**        (0.79)%         0.42%          (1.16)%**
Portfolio Turnover Rate               155%            241%            131%            107%
Average Commission Rate #
  Per Share                  $     0.0008    $     0.0006             N/A             N/A
  As a Percentage of
    Trade Amount                     0.26%           0.31%            N/A             N/A
-----------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.05    $       0.12    $       0.12
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.21%**         3.40%           4.06%           5.20%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (1.91)%**        (1.36)%        (0.78)%         (3.16)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            2.85%**         2.85%           2.85%           2.85%**
-----------------------------------------------------------------------------------------

  *  Commencement of operations.
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995
(1) Total return is calculated exclusive of sales charges or deferred sales charges.Total return for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                             EMERGING MARKETS FUND
                                  (UNAUDITED)

                                                          CLASS A
                              ---------------------------------------------------------------
                                SIX MONTHS                                            JULY 6,
                                     ENDED       YEAR ENDED       YEAR ENDED         1994* TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996             1995
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      13.47     $      12.06     $      10.61     $      12.00
                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           (0.02)            0.01             0.05             0.05
  Net Realized and
    Unrealized Gain
    (Loss)                           (3.01)            1.57             1.44            (1.44)
                              ------------     ------------     ------------     ------------
  Total From Investment
    Operations                       (3.03)            1.58             1.49            (1.39)
                              ------------     ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income                 --               --            (0.04)              --
  In Excess of Net
    Investment Income                   --            (0.04)              --               --
  Net Realized Gain                  (1.00)           (0.13)              --               --
                              ------------     ------------     ------------     ------------
  Total Distributions                (1.00)           (0.17)           (0.04)              --
                              ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $       9.44     $      13.47     $      12.06     $      10.61
                              ============     ============     ============     ============
TOTAL RETURN (1)                    (22.19)%          13.54%           14.16%          (11.58)%
                              ============     ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     95,359     $    119,022     $    114,850     $     26,091
Ratio of Expenses to
  Average Net Assets                  2.20%**          2.21%            2.16%            2.33%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (0.31)%**        (0.06)%           0.93%            0.81%**
Portfolio Turnover Rate                 58%              82%              42%              32%
Average Commission Rate #
  Per Share                   $     0.0022     $     0.0007              N/A              N/A
  As a Percentage of
    Trade Amount                      0.38%            0.39%             N/A              N/A
---------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.03     $       0.02     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.40%**          2.41%            2.56%            3.10%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (0.50)%**        (0.27)%           0.53%            0.04%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense.                            2.15%**          2.15%            2.15%            2.15%**
---------------------------------------------------------------------------------------------

                                                CLASS B
                             ----------------------------------------------
                               SIX MONTHS                         AUGUST 1,
                                    ENDED       YEAR ENDED         1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                           1997             1997             1996
---------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      13.24     $      11.94     $      10.91
                             ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.02)           (0.03)            0.01
  Net Realized and
    Unrealized Gain
    (Loss)                          (2.99)            1.50             1.02
                             ------------     ------------     ------------
  Total From Investment
    Operations                      (3.01)            1.47             1.03
                             ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income                --               --               --
  In Excess of Net
    Investment Income                  --            (0.04)              --
  Net Realized Gain                 (1.00)           (0.13)              --
                             ------------     ------------     ------------
  Total Distributions               (1.00)           (0.17)              --
                             ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.23     $      13.24     $      11.94
                             ============     ============     ============
TOTAL RETURN (1)                   (22.50)%          12.67%            9.45%
                             ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     43,549     $     35,966     $     10,416
Ratio of Expenses to
  Average Net Assets                 2.95%**          2.96%            2.91%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.04)%**        (0.64)%           0.30%**
Portfolio Turnover Rate                58%              82%              42%
Average Commission Rate #
  Per Share                  $     0.0022     $     0.0007              N/A
  As a Percentage of
    Trade Amount                     0.38%            0.39%             N/A
---------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.01     $       0.01     $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.15%**          3.17%            3.31%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (1.25)%**        (0.87)%          (0.10)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense.                           2.90%**          2.90%            2.90%**
---------------------------------------------------------------------------

                                                       CLASS C
                             ------------------------------------------------------------
                               SIX MONTHS                                         JULY 6,
                                    ENDED      YEAR ENDED      YEAR ENDED        1994* TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      13.26    $      11.93    $      10.53    $      12.00
                             ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment (Loss)             (0.07)          (0.08)          (0.01)             --
  Net Realized and
    Unrealized Gain
    (Loss)                          (2.95)           1.55            1.41           (1.47)
                             ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (3.02)           1.47            1.40           (1.47)
                             ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income                --              --              --              --
  In Excess of Net
    Investment Income                  --           (0.01)             --              --
  Net Realized Gain                 (1.00)          (0.13)             --              --
                             ------------    ------------    ------------    ------------
  Total Distributions               (1.00)          (0.14)             --              --
                             ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.24    $      13.26    $      11.93    $      10.53
                             ============    ============    ============    ============
TOTAL RETURN (1)                   (22.48)%         12.66%          13.30%         (12.25)%
                             ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     39,235    $     57,958    $     43,601    $     22,245
Ratio of Expenses to
  Average Net Assets                 2.95%**         2.96%           2.91%           3.08%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.05)%**        (0.79)%        (0.11)%          0.06%**
Portfolio Turnover Rate                58%             82%             42%             32%
Average Commission Rate #
  Per Share                  $     0.0022    $     0.0007             N/A             N/A
  As a Percentage of
    Trade Amount                     0.38%           0.39%            N/A             N/A
-----------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.02    $       0.03    $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.15%**         3.17%           3.34%           3.90%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (1.23)%**        (1.00)%        (0.54)%         (0.76)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense.                           2.90%**         2.90%           2.90%           2.90%**
-----------------------------------------------------------------------------------------

  *  Commencement of operations.
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total return for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                             AGGRESSIVE EQUITY FUND
                                  (UNAUDITED)

                                               CLASS A                                         CLASS B
                             --------------------------------------------    --------------------------------------------
                               SIX MONTHS                      JANUARY 2,      SIX MONTHS                      JANUARY 2,
                                    ENDED      YEAR ENDED           1996*           ENDED      YEAR ENDED           1996*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,    DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1997            1997            1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.98    $      14.40    $      12.00    $      16.85    $      14.38    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.04)           0.04            0.06           (0.08)          (0.02)           0.03
  Net Realized and
    Unrealized Gain                  2.81            3.95            2.40            2.74            3.86            2.39
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                       2.77            3.99            2.46            2.66            3.84            2.42
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income                --           (0.06)          (0.06)             --           (0.02)          (0.04)
  Net Realized Gain                 (1.93)          (1.35)             --           (1.93)          (1.35)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (1.93)          (1.41)          (0.06)          (1.93)          (1.37)          (0.04)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      17.82    $      16.98    $      14.40    $      17.58    $      16.85    $      14.38
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                    16.66%          28.93%          20.52%          16.26%          28.01%          20.18%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     35,689    $     22,521    $      5,382    $     58,739    $     34,382    $      2,426
Ratio of Expenses to
  Average Net Assets                 1.50%**         1.57%           2.03%**         2.25%**         2.32%           2.67%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.43)%**        (0.04)%         1.22%**        (1.17)%**        (0.83)%         0.43%**
Portfolio Turnover Rate               141%            241%            204%            141%            241%            204%
Average Commission Rate #    $     0.0581    $     0.0536             N/A    $     0.0581    $     0.0536             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.03    $       0.22    $       0.06    $       0.02    $       0.02    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.79%**         2.38%           3.26%**         2.54%**         2.88%           3.79%**
  Net Investment Income
    to Average Net Assets           (0.73)%**        (0.85)%        (0.01)%**        (1.47)%**        (1.43)%        (0.69)%**
Ratio of Expenses to
  Average Net Assets
  excluding dividend
  expense on securities
  sold short                         1.50%**         1.50%           1.50%**         2.25%**         2.25%           2.25%**

                                               CLASS C
                             --------------------------------------------
                               SIX MONTHS                      JANUARY 2,
                                    ENDED      YEAR ENDED           1996*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.83    $      14.37    $      12.00
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.08)          (0.06)           0.03
  Net Realized and
    Unrealized Gain                  2.75            3.89            2.38
                             ------------    ------------    ------------
  Total From Investment
    Operations                       2.67            3.83            2.41
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income                --           (0.02)          (0.04)
  Net Realized Gain                 (1.93)          (1.35)             --
                             ------------    ------------    ------------
  Total Distributions               (1.93)          (1.37)          (0.04)
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      17.57    $      16.83    $      14.37
                             ============    ============    ============
TOTAL RETURN (1)                    16.21%          28.04%          20.10%
                             ============    ============    ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     11,837    $      9,410    $      2,582
Ratio of Expenses to
  Average Net Assets                 2.25%**         2.32%           2.67%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.21)%**        (0.77)%         0.44%**
Portfolio Turnover Rate               141%            241%            204%
Average Commission Rate #    $     0.0581    $     0.0536             N/A
-------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.02    $       0.07    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.54%**         3.23%           3.80%**
  Net Investment Income
    to Average Net Assets           (1.50)%**        (1.67)%        (0.69)%**
Ratio of Expenses to
  Average Net Assets
  excluding dividend
  expense on securities
  sold short                         2.25%**         2.25%           2.25%**
-------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                             U.S. REAL ESTATE FUND
                                  (UNAUDITED)

                                                 CLASS A
                              ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
----------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.39     $      12.52     $      12.00
                              ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.21             0.37             0.08
  Net Realized and
    Unrealized Gain                   2.02             4.03             0.48
                              ------------     ------------     ------------
  Total From Investment
    Operations                        2.23             4.40             0.56
                              ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income              (0.23)           (0.29)           (0.04)
  Net Realized Gain                  (1.60)           (0.24)              --
                              ------------     ------------     ------------
  Total Distributions                (1.83)           (0.53)           (0.04)
                              ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      16.79     $      16.39     $      12.52
                              ============     ============     ============
TOTAL RETURN (1)                     13.83%           35.75%            4.63%
                              ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     20,768     $     14,827     $      1,829
Ratio of Expenses to
  Average Net Assets                  1.55%**          1.55%            1.55%**
Ratio of Net Investment
  Income to Average Net
  Assets                              2.51%**          2.33%            4.11%**
Portfolio Turnover Rate                 59%             143%               0%
Average Commission Rate #     $     0.0596     $     0.0582              N/A
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.05     $       0.16     $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.16%**          2.51%            5.58%**
  Net Investment Income
    to Average Net Assets             1.90%**          1.36%            0.08%**
----------------------------------------------------------------------------

                                                CLASS B
                             ----------------------------------------------
                               SIX MONTHS                      MAY 1, 1996*
                                    ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA      DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                           1997             1997             1996
---------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.36     $      12.52     $      12.00
                             ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.10             0.15             0.07
  Net Realized and
    Unrealized Gain                  2.03             4.12             0.48
                             ------------     ------------     ------------
  Total From Investment
    Operations                       2.13             4.27             0.55
                             ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income             (0.16)           (0.19)           (0.03)
  Net Realized Gain                 (1.60)           (0.24)              --
                             ------------     ------------     ------------
  Total Distributions               (1.76)           (0.43)           (0.03)
                             ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                     $      16.73     $      16.36     $      12.52
                             ============     ============     ============
TOTAL RETURN (1)                    13.40%           34.58%            4.54%
                             ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     12,764     $      7,120     $      2,197
Ratio of Expenses to
  Average Net Assets                 2.30%**          2.30%            2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                             1.64%**          1.49%            3.35%**
Portfolio Turnover Rate                59%             143%               0%
Average Commission Rate #    $     0.0596     $     0.0582              N/A
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.04     $       0.11     $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.91%**          3.39%            6.34%**
  Net Investment Income
    to Average Net Assets            1.02%**          0.39%           (0.69)%**
----------------------------------------------------------------------------

                                                 CLASS C
                              ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
----------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.36     $      12.52     $      12.00
                              ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.10             0.20             0.07
  Net Realized and
    Unrealized Gain                   2.03             4.07             0.48
                              ------------     ------------     ------------
  Total From Investment
    Operations                        2.13             4.27             0.55
                              ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income              (0.16)           (0.19)           (0.03)
  Net Realized Gain                  (1.60)           (0.24)              --
                              ------------     ------------     ------------
  Total Distributions                (1.76)           (0.43)           (0.03)
                              ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      16.73     $      16.36     $      12.52
                              ============     ============     ============
TOTAL RETURN (1)                     13.36%           34.56%            4.54%
                              ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $      3,910     $      2,369     $      1,782
Ratio of Expenses to
  Average Net Assets                  2.30%**          2.30%            2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                              1.66%**          1.46%            3.39%**
Portfolio Turnover Rate                 59%             143%               0%
Average Commission Rate #     $     0.0596     $     0.0582              N/A
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.03     $       0.17     $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.91%**          3.58%            6.32%**
  Net Investment Income
    to Average Net Assets             1.09%**          0.16%           (0.63)%**
----------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                HIGH YIELD FUND
                                  (UNAUDITED)

                                                 CLASS A                                            CLASS B
                              ----------------------------------------------     ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*       SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO            ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,     DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996             1997             1997             1996
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      12.86     $      11.92     $      12.00     $      12.86     $      11.93     $      12.00
                              ------------     ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.64             1.07             0.13             0.45             0.98             0.12
  Net Realized and
    Unrealized Gain
    (Loss)                            0.15             0.99            (0.09)            0.27             0.99            (0.09)
                              ------------     ------------     ------------     ------------     ------------     ------------
  Total From Investment
    Operations                        0.79             2.06             0.04             0.72             1.97             0.03
                              ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income              (0.51)           (1.07)           (0.12)           (0.47)           (0.99)           (0.10)
  Net Realized Gain                  (0.55)           (0.05)              --            (0.55)           (0.05)              --
                              ------------     ------------     ------------     ------------     ------------     ------------
  Total Distributions                (1.06)           (1.12)           (0.12)           (1.02)           (1.04)           (0.10)
                              ------------     ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      12.59     $      12.86     $      11.92     $      12.56     $      12.86     $      11.93
                              ============     ============     ============     ============     ============     ============
TOTAL RETURN (1)                      6.24%           18.12%            0.29%            5.67%           17.22%            0.21%
                              ============     ============     ============     ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $      5,644     $      8,980     $      3,907     $      9,931     $      8,617     $      3,421
Ratio of Expenses to
  Average Net Assets                  1.25%**          1.25%            1.25%**          2.00%**          2.00%            2.00%**
Ratio of Net Investment
  Income to Average Net
  Assets                              7.41%**          8.83%            6.85%**          6.70%**          7.99%            6.08%**
Portfolio Turnover Rate                 37%             104%              10%              37%             104%              10%
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.06     $       0.10     $       0.04     $       0.05     $       0.10     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            1.90%**          2.04%            3.51%**          2.65%**          2.82%            4.25%**
  Net Investment Income
    to Average Net Assets             6.76%**          8.04%            4.59%**          5.98%**          7.17%            3.83%**
-------------------------------------------------------------------------------------------------------------------------------

                                                 CLASS C
                              ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
----------------------------------------------------------------------------
  NET ASSET VALUE,
    BEGINNING OF PERIOD       $      12.86     $      11.93     $      12.00
                              ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.33             0.99             0.12
  Net Realized and
    Unrealized Gain
    (Loss)                            0.39             0.98            (0.09)
                              ------------     ------------     ------------
  Total From Investment
    Operations                        0.72             1.97             0.03
                              ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income              (0.47)           (0.99)           (0.10)
  Net Realized Gain                  (0.55)           (0.05)              --
                              ------------     ------------     ------------
  Total Distributions                (1.02)           (1.04)           (0.10)
                              ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      12.56     $      12.86     $      11.93
                              ============     ============     ============
TOTAL RETURN (1)                      5.66%           17.21%            0.21%
                              ============     ============     ============
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $      2,864     $      4,970     $      3,316
Ratio of Expenses to
  Average Net Assets                  2.00%**          2.00%            2.00%**
Ratio of Net Investment
  Income to Average Net
  Assets                              6.52%**          8.03%            6.07%**
Portfolio Turnover Rate                 37%             104%              10%
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.03     $       0.11     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.65%**          2.88%            4.25%**
  Net Investment Income
    to Average Net Assets             5.89%**          7.15%            3.82%**
----------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                           INTERNATIONAL MAGNUM FUND
                                  (UNAUDITED)

                                       CLASS A                         CLASS B                         CLASS C
                             ----------------------------    ----------------------------    ----------------------------
                               SIX MONTHS         JULY 1,      SIX MONTHS         JULY 1,      SIX MONTHS         JULY 1,
                                    ENDED        1996* TO           ENDED        1996* TO           ENDED        1996* TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,        JUNE 30,
AND RATIOS                           1997            1997            1997            1997            1997            1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      13.91    $      12.00    $      13.84    $      12.00    $      13.83    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                          (0.08)           0.17           (0.12)           0.10           (0.03)           0.06
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.97)           1.88           (0.97)           1.85           (1.05)           1.88
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (1.05)           2.05           (1.09)           1.95           (1.08)           1.94
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.18)          (0.13)          (0.13)          (0.10)          (0.08)          (0.10)
  Net Realized Gain                 (0.01)          (0.01)          (0.01)          (0.01)          (0.01)          (0.01)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (0.19)          (0.14)          (0.14)          (0.11)          (0.09)          (0.11)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      12.67    $      13.91    $      12.61    $      13.84    $      12.66    $      13.83
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                    (7.52)%         17.30%          (7.87)%         16.40%          (7.88)%         16.27%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $     36,918    $     21,961    $     33,824    $     18,215    $      9,147    $      9,156
Ratio of Expenses to
  Average Net Assets                 1.65%**         1.65%           2.40%**         2.40%           2.40%**         2.40%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 0.43%**         1.39%          (0.33)%**         0.54%         (0.31)%**         0.29%
Portfolio Turnover Rate                22%             22%             22%             22%             22%             22%
Average Commission Rate      $     0.0211    $     0.0318    $     0.0211    $     0.0318    $     0.0211    $     0.0318
As a Percentage of Trade
  Amount                             0.23%           0.33%           0.23%           0.33%           0.23%           0.33%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.04    $       0.11    $       0.07    $       0.17    $       0.02    $       0.21
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.84%**         2.50%           2.59%**         3.34%           2.59%**         3.45%
  Net Investment Income
    (Loss) to Average Net
    Assets                           0.23%**         0.52%          (0.53)%**        (0.42)%        (0.48)%**        (0.77)%
-------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                                  (UNAUDITED)

                               SIX MONTHS
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income            0.0235          0.0443          0.0464          0.0448          0.0243          0.0246
  Net Realized and
    Unrealized Gain
    (Loss)                             --              --         (0.0011)             --          0.0011          0.0002
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                     0.0235          0.0443          0.0453          0.0448          0.0254          0.0248
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income           (0.0235)        (0.0443)        (0.0464)        (0.0448)        (0.0243)        (0.0246)
  Net Realized Gain                    --              --         (0.0001)             --         (0.0011)        (0.0002)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions             (0.0235)        (0.0443)        (0.0465)        (0.0448)        (0.0254)        (0.0248)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                     2.37%           4.53%           4.72%           4.58%           2.45%           2.51%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $     52,997    $     94,768    $    145,978    $     67,505    $    102,551    $    101,736
Ratio of Expenses to
  Average Net Assets                 0.95%*          0.95%           0.95%           0.95%           0.95%           0.95%
Ratio of Net Investment
  Income to Average Net
  Assets                             4.65%*          4.43%           4.68%           4.61%           2.40%           2.50%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.24%*          1.27%           1.24%           1.12%           1.22%           1.19%
  Net Investment Income
    to Average Net Assets            4.37%*          4.10%           4.39%           4.44%           2.13%           2.26%
-------------------------------------------------------------------------------------------------------------------------


  *  Annualized
(1)  Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                               MONEY MARKET FUND
                                  (UNAUDITED)

                               SIX MONTHS
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income            0.0239          0.0450          0.0463          0.0446          0.0246          0.0243
  Net Realized and
    Unrealized Gain
    (Loss)                             --              --         (0.0006)         0.0001              --          0.0001
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                     0.0239          0.0450          0.0457          0.0447          0.0246          0.0244
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income           (0.0239)        (0.0450)        (0.0463)        (0.0446)        (0.0246)        (0.0243)
  Net Realized Gain                    --              --              --         (0.0001)             --         (0.0001)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions             (0.0239)        (0.0450)        (0.0463)        (0.0447)        (0.0246)        (0.0244)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ============    ============    ============    ============    ============    ============
TOTAL RETURN (1)                     2.42%           4.60%           4.72%           4.55%           2.49%           2.47%
                             ============    ============    ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $    362,813    $    138,422    $    170,973    $    171,515    $    176,599    $    156,310
Ratio of Expenses to
  Average Net Assets                 0.98%*          0.98%           0.98%           0.98%           0.98%           0.98%
Ratio of Net Investment
  Income to Average Net
  Assets                             4.78%*          4.50%           4.65%           4.45%           2.45%           2.44%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.12%*          1.27%           1.22%           1.18%           1.19%           1.20%
  Net Investment Income
    to Average Net Assets            4.65%*          4.20%           4.41%           4.25%           2.24%           2.22%
-------------------------------------------------------------------------------------------------------------------------

  *  Annualized
(1)  Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER, 31 1997 (UNAUDITED)

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios.

As of December 31, 1997, the Fund had fifteen separate, active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley High Yield Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund (referred to herein respectively as "Global Equity Allocation Fund," "Global Equity Fund", "Global Fixed Income Fund," "Asian Growth Fund," "American Value Fund," " Value Fund," "Worldwide High Income Fund," "Latin American Fund," "Emerging Markets Fund," "Aggressive Equity Fund," "U.S. Real Estate Fund," "High Yield Fund," "International Magnum Fund," "Government Obligations Money Market Fund" and "Money Market Fund," individually a "Portfolio" and collectively as the "Portfolios").

The Fund currently offers three classes of shares, Class A, Class B and Class C Shares (with the exception of the Government Obligations Money Market and Money Market Funds). Class A shares are sold with a front-end sales charge of up to 5.75% (4.75% for shares sold in the Global Fixed Income Fund, Worldwide High Income Fund and the High Yield Fund). For certain purchases of Class A shares the front-end sales charge may be waived and a contingent deferred sales charge of 1.00% imposed in the event of certain redemptions within one year of the purchase. Class B shares are sold with a contingent deferred sales charge on redemptions made within 5 years of purchase which declines annually from 5% for redemptions made in year one, down to 1.50% in year five. The contingent deferred sales charge is based on the lesser of the current market value of the shares redeemed or the total cost of such shares. Class B shares will automatically convert to Class A shares after the seventh year following purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares that are redeemed within one year of purchase, based on the lesser of the current market value of the shares redeemed or the total cost of such shares. All three classes of shares have identical voting, dividend, liquidation and other rights. The Fund began offering the current Class B shares on August 1, 1995. Class B shares held prior to May 1, 1995 were renamed Class C shares.

The Value Fund commenced operations on July 7, 1997 and the Global Equity Fund commenced operations on October 29, 1997.

The Board of Trustees has approved the acquisition of the assets and liabilities of the Morgan Stanley U.S. Real Estate Fund, Morgan Stanley Global Fixed Income Fund, and the VKAC Global Equity Fund by the VKAC Real Estate Securities Fund, VKAC Global Government Securities Fund, and the Morgan Stanley Global Equity Allocation Fund, respectively. These transactions, subject to shareholder approval, are expected to be completed by June, 1998.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities owned by the Government Obligations Money Market and Money Market Funds are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using methods determined by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is each portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

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investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

At June 30, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by U.S. Federal income tax regulations, through the indicated expiration dates:

                                               EXPIRATION DATE
                                                 JUNE 30, 2004
PORTFOLIO                                                (000)
---------                              -----------------------
Government Obligations Money
  Market.............................           $      90
Money Market.........................           $      98

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1996 to June 30, 1997 certain Portfolios incurred and elected to defer until July 1, 1997, for U.S. Federal income tax purposes, net currency and capital losses of approximately:

                                                  CURRENCY
                                               AND CAPITAL
                                                    LOSSES
PORTFOLIO                                            (000)
---------                              -------------------
Global Fixed Income..................         $       83
Asian Growth.........................              8,841
Latin American.......................                 11
Emerging Markets.....................                223

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities is treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

The net assets of certain Portfolios include issuers located in emerging markets. There will be certain considerations and risks of these investments not typically associated with investments in the United States. Changes in currency exchange rates will affect the value of and investment income from such securities. The smaller size of the markets themselves, lesser liquidity and greater volatility contribute to risks in valuation as compared with the U.S. securities markets. Also there is often substantially less publicly available information about these issuers. Emerging markets may be subject to a greater degree of governmental involvement in the economy and greater economic and

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

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political uncertainty. Accordingly the price which the Fund realizes upon the sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in domestic companies may be subject to limitations in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts but is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. SHORT SALES: Certain Portfolios may sell securities short. A short sale is a transaction in which the Portfolios sell securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to purchase securities at the market price to replace the borrowed securities at the time of replacement. The Portfolios may have to pay a premium to borrow the securities as well as pay dividends or interests payable on the securities until they are replaced. The Portfolios' obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolios will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7. PURCHASED OPTIONS: Certain Portfolios may purchase call or put options on their portfolio securities. A Portfolio may purchase call options to protect against an increase in the price of a security it anticipates purchasing. A Portfolio may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

8. SECURITY LENDING: Certain Portfolios may lend investment securities to qualified institutional investors who borrow securities in order to complete certain transactions. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Portfolios that lend securities receive cash, securities issued or guaranteed by the U.S. Government or letters of credit as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested in interest bearing repurchase agreements with approved counterparties. A portion of the interest received on the repurchase agreements is retained by the Fund and the remainder is rebated to the borrower of the securities. The net amount of interest earned and interest rebated is included in the Statement of Operations as interest income. The value of loaned securities and related collateral outstanding at December 31, 1997 is as follows:










                                               VALUE OF LOANED            VALUE OF
                                                    SECURITIES          COLLATERAL
PORTFOLIO                                                (000)               (000)
-------------------------------------  -----------------------          ----------
Global Equity Allocation.............  $             15,878     $          16,567

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

--------------------------------------------------------------------------------

At December 31, 1997, the Fund had invested the cash collateral in a repurchase agreement with Goldman Sachs. Such repurchase agreement was collateralized by U.S. Treasury obligations.

Morgan Stanley Trust Company, an affiliate of the Investment Sub-Adviser, administers the security lending program and for its services the Fund incurred fees in the amount of $14,808 for the six months ended December 31, 1997.

9. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not exceeding 120 days) after the date of the transaction. Additionally each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

10. STRUCTURED SECURITIES: The Worldwide High Income Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks equivalent to that of the underlying instruments. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

11. ORGANIZATIONAL COSTS: The organizational costs of the Portfolios are being amortized on a straight line basis over a period of five years beginning with each respective Portfolio's commencement of operations. Van Kampen American Capital, Inc. has agreed that in the event any of its initial shares in a Portfolio which comprised the Fund at its inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at the same time of redemption.

12. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

Certain Portfolios may use futures contracts in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

13. SWAP AGREEMENTS: Certain Portfolios may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the
Portfolios:

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

--------------------------------------------------------------------------------

or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and generally are limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, if any, at the date of default.

14. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the six months is estimated to be a return of capital and is recorded as a reduction of the cost of those securities.

The amount and the character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for foreign currency transactions, net operating losses, foreign taxes on net realized gains, deductibility of interest expense on short sales and gains on certain securities of corporations designated as "passive foreign investment companies."

Permanent book and tax basis differences relating to shareholder distributions may result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of presenting net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Van Kampen American Capital Investment Advisory Corp., (the "Adviser") a wholly owned subsidiary of Van Kampen American Capital, Inc. (an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co.), Morgan Stanley Asset Management, Inc. ("MSAM" or a "Sub-Adviser") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and Miller Anderson & Sherred, LLP (a "Sub-Adviser") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. provide the Fund with investment advisory services at a fee paid monthly and calculated at the annual rates based on average daily net assets as indicated below. The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                                                    CLASS B
                                                                            CLASS A             AND CLASS C
                                                                     MAX. OPERATING          MAX. OPERATING
PORTFOLIO                                      ADVISORY FEE           EXPENSE RATIO           EXPENSE RATIO
---------                              --------------------  ----------------------  ----------------------
Global Equity Allocation.............               1.00%                 1.70%                   2.45%
Global Equity........................               1.00%                 1.80%                   2.55%
Global Fixed Income..................               0.75%                 1.45%                   2.20%
Asian Growth.........................               1.00%                 1.90%                   2.65%
American Value.......................               0.85%                 1.50%                   2.25%
Value................................               0.80%                 1.45%                   2.20%
Worldwide High Income................               0.75%                 1.55%                   2.30%
Latin American.......................               1.25%                 2.10%                   2.85%
Emerging Markets.....................               1.25%                 2.15%                   2.90%
Aggressive Equity....................               0.90%                 1.50%                   2.25%
U.S. Real Estate.....................               1.00%                 1.55%                   2.30%
High Yield...........................               0.75%                 1.25%                   2.00%
International Magnum.................               0.80%                 1.65%                   2.40%
Government Obligations Money Market..               0.45%                 0.95%                    N/A
Money Market.........................               0.45%                 0.98%                    N/A

C. ADMINISTRATOR: Van Kampen American Capital Investment Advisory Corp. (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

--------------------------------------------------------------------------------

Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. Chase is compensated for such services by the Adviser from the fee it receives from the Fund. Transfer agency services are provided to the Fund by ACCESS Investor Services, Inc., an affiliate of the Adviser.

D. DISTRIBUTOR: Van Kampen American Capital Distributors, Inc. ("the Distributor") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Distributor of the Fund's shares. The Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of an amount of 0.25% of the Class A shares and up to 1.00%, on an annualized basis, of the average daily net assets attributable to the Class B and Class C shares of each Portfolio. The Government Obligations Money Market and Money Market Funds pay the Distributor a fee which is accrued daily and paid monthly, up to 0.50%, on an annualized basis, of the average daily net assets of those Portfolios.

The Distributor may receive a front end sales charge for purchases of Class A shares. In addition, the Distributor may receive a contingent deferred sales charge for certain purchases; for Class A shares of each Portfolio redeemed less than one year following such purchases and for Class B and Class C shares of each Portfolio redeemed within one to five years following such purchase. For the six months ended December 31, 1997, the Distributor has advised the Fund that it earned initial sales charges of $1,847,924 for Class A shares and deferred sales charges of $27,563, $1,068,171 and $144,849 for Class A shares, Class B shares and Class C shares, respectively.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchase and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the six months ended December 31, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at December 31, 1997:

                                               MSTC CUSTODY             CUSTODY FEES
                                              FEES INCURRED          PAYABLE TO MSTC
PORTFOLIO                                             (000)                    (000)
---------                              --------------------  -----------------------
Global Equity Allocation.............  $            108      $               94
Global Equity........................                25                      25
Global Fixed Income..................                 6                       7
Asian Growth.........................               193                     148
Worldwide High Income................                 3                      35
Latin American.......................               134                      93
Emerging Markets.....................               417                     225
International Magnum.................                68                      47

In addition, a Portfolio may earn interest income or incur interest expense relating to cash balances with MSTC.

F. PURCHASES AND SALES: For the six months ended December 31, 1997, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                               PURCHASES     SALES
PORTFOLIO                                          (000)     (000)
---------                              -----------------  --------
Global Equity Allocation.............  $         90,871   $ 97,476
Global Equity........................           551,567         --
Global Fixed Income..................             3,328      4,157
Asian Growth.........................           159,642    225,652
American Value.......................           305,357    137,017
Value................................           195,717     14,190
Worldwide High Income................           182,554    136,599
Latin American.......................           183,655    176,716
Emerging Markets.....................           122,995    111,868
Aggressive Equity....................           136,310    111,569
U.S. Real Estate.....................            28,029     17,304
High Yield...........................             7,313      9,325
International Magnum.................            41,691     12,815

Purchases and sales of long term U.S. Government securities during the six months ended December 31, 1997 occurred in the Global Fixed Income Fund and totaled $242,900 and $573,000, respectively.

G. OTHER: At December 31, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

--------------------------------------------------------------------------------

Foreign denominated assets and liabilities, including Portfolio securities and foreign currency holdings, were translated at the following exchange rates as of December 31, 1997:

Argentine Peso................        0.99981    =  $1.00
Australian Dollar.............        1.53504    =  $1.00
Austrian Schilling............       12.63150    =  $1.00
Belgian Franc.................       37.05100    =  $1.00
Brazilian Real................    1,785.00000    =  $1.00
British Pound.................        0.60853    =  $1.00
Canadian Dollar...............        1.42945    =  $1.00
Colombian Peso................    1,296.65000    =  $1.00
Danish Krone..................        6.85190    =  $1.00
Egyptian Pound................        3.40250    =  $1.00
Finnish Markka................        5.45095    =  $1.00
French Franc..................        6.01850    =  $1.00
German Mark...................        1.79895    =  $1.00
Hong Kong Dollar..............        7.74900    =  $1.00
Hungarian Forint..............      203.95500    =  $1.00
Indian Rupee..................       39.20000    =  $1.00
Indonesian Rupiah.............    5,500.00000    =  $1.00
Irish Punt....................        0.70284    =  $1.00
Italian Lira..................    1,769.00000    =  $1.00
Japanese Yen..................      130.47500    =  $1.00
Malaysian Ringgit.............        3.88950    =  $1.00
Mexican Peso..................        8.06000    =  $1.00
Netherlands Guilder...........        2.02765    =  $1.00
New Zealand Dollar............        1.72221    =  $1.00
Pakistan Rupee................       44.00600    =  $1.00
Peruvian Sol..................        2.72550    =  $1.00
Philippine Peso...............       40.50000    =  $1.00
Polish Zloty..................        3.52500    =  $1.00
Portuguese Escudo.............      184.05000    =  $1.00
Singapore Dollar..............        1.68150    =  $1.00
South African Rand............        4.86650    =  $1.00
South Korean Won..............    1,695.00000    =  $1.00
Spanish Peseta................      152.35000    =  $1.00
Swedish Krona.................        7.93990    =  $1.00
Swiss Franc...................        1.46050    =  $1.00
Taiwan Dollar.................       32.62500    =  $1.00
Thai Baht.....................       48.15000    =  $1.00
Turkish Lira..................  207,250.00000    =  $1.00
Venezuelan Bolivar............      504.30000    =  $1.00

During the six months ended December 31, 1997, the Asian Growth Fund, Latin American Fund, Emerging Markets Fund, International Magnum Fund and Global Equity Fund incurred approximately $135,604, $36,936, $32,109, $167 and $112,298, respectively, as brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/ dealer.

At December 31, 1997 the Global Equity Allocation Fund and Emerging Markets Fund owned shares of affiliated funds for which the Funds earned dividend income of approximately $195,000 and $87,000, respectively. The Global Equity Allocation Fund and Emerging Markets Fund incurred losses totaling $1,465,000 and $148,000, respectively on sales of shares in affiliated funds during the period.

Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

At December 31, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                               NET
                                                                      APPRECIATION
                               COST          APPREC.   (DEPREC.)    (DEPRECIATION)
PORTFOLIO                     (000)            (000)       (000)             (000)
-------------------------  --------  ---------------  ----------   ---------------
Global Equity
  Allocation.............  $193,431  $       25,896   $ (10,926)   $       14,970
Global Equity............   604,967          22,898     (27,757)           (4,859)
Global Fixed Income......     9,310             213        (239)              (26)
Asian Growth.............   158,645           3,651     (37,799)          (34,148)
American Value...........   274,305          27,218     (12,118)           15,100
Value....................   213,532           6,865      (8,407)           (1,542)
Worldwide High Income....   240,047           6,772      (7,271)             (499)
Latin American...........   118,707           9,895      (8,189)            1,706
Emerging Markets.........   189,975          18,835     (49,482)          (30,647)
Aggressive Equity........    98,075           6,945      (1,306)            5,639
U.S. Real Estate.........    37,870           3,316        (185)            3,131
High Yield...............    17,668           1,002        (371)              631
International Magnum.....    82,016           4,242      (6,723)           (2,481)
Government Obligations
  Money Market...........    52,742              --          --                --
Money Market.............   362,669              --          --                --

                FUNDS DISTRIBUTED BY VAN KAMPEN AMERICAN CAPITAL

--------------------------------------------------------------------------------

EQUITY FUNDS
DOMESTIC

 MS Aggressive Equity
 VKAC Aggressive Growth
 MS American Value
 VKAC Comstock
 VKAC Emerging Growth
 VKAC Enterprise
 VKAC Equity Income
 VKAC Growth
 VKAC Growth and Income
 VKAC Harbor
 VKAC Pace
 VKAC Real Estate Securities
 MS U.S. Real Estate
 VKAC Utility
 MS Value

INTERNATIONAL/GLOBAL

 MS Asian Growth
 MS Emerging Markets
 MS Global Equity
 VKAC Global Equity
 MS Global Equity Allocation
 VKAC Global Managed Assets
 MS International Magnum
 MS Latin American

FIXED-INCOME FUNDS
INCOME

 VKAC Corporate Bond
 MS Global Fixed Income
 VKAC Global Government Securities
 VKAC Government Securities
 VKAC High Income Corporate Bond
 MS High Yield
 VKAC High Yield
 VKAC Short-Term Global Income
 VKAC Strategic Income
 VKAC U.S. Government
 VKAC U.S. Government Trust for Income
 MS Worldwide High Income

TAX EXEMPT INCOME

 VKAC California Insured Tax Free
 VKAC Florida Insured Tax Free Income
 VKAC High Yield Municipal
 VKAC Insured Tax Free Income
 VKAC Intermediate Term
      Municipal Income
 VKAC Municipal Income
 VKAC New York Tax Free Income
 VKAC Pennsylvania Tax Free Income
 VKAC Tax Free High Income

CAPITAL PRESERVATION

 VKAC Limited Maturity Government
 VKAC Prime Rate Income Trust
 VKAC Reserve
 VKAC Senior Floating Rate
 VKAC Tax Free Money

To find out more about any of these funds, ask your financial adviser for a prospectus, which contains more complete information, including sales charges, risks, and expenses. Please read it carefully before you invest or send money.

To view a current Van Kampen American Capital or Morgan Stanley fund prospectus or to receive additional fund information, choose from one of the following:

-  visit our web site at WWW.VKAC.COM --
   to view prospectuses, select INVESTORS'
   PLACE, then DOWNLOAD A PROSPECTUS

-  call us at 1-800-341-2911 weekdays
   from 7:00 a.m. to 7:00 p.m. Central time
   (Telecommunications Device for the Deaf
   users, call 1-800-421-2833)

-  e-mail us by visiting WWW.VKAC.COM
   and selecting INVESTORS' PLACE

                              MORGAN STANLEY FUNDS

--------------------------------------------------------------------------------

DIRECTORS

Wayne W. Whalen
CHAIRMAN OF THE BOARD
 Partner, Skadden, Arps, Slate, Meagher & Flom
 (Illinois)

J. Miles Branagan
 Private Investor; Formerly Chairman, Chief Executive Officer and President, MDT Corporation

Richard M. DeMartini
 President and Chief Operating Officer, Individual Asset
 Management Group, a division of Morgan Stanley, Dean Witter,
 Discover & Co.

Linda Hutton Heagy
 Co-Managing Partner of Heldrick & Struggles

R. Craig Kennedy
 President and Director, German Marshall Fund of the United States

Jack E. Nelson
 President, Nelson Investment Planning Services, Inc.

Don G. Powell
 Chairman and Director,
 Van Kampen American Capital, Inc.

Phillip B. Rooney
 Vice Chairman and Director of The Servicemaster Company

Fernando Sisto
 Professor Emeritus Stevens Institute of Technology;
 Director, Dynalysis of Princeton

INVESTMENT ADVISER AND ADMINISTRATOR

Van Kampen American Capital Investment Advisory Corp.
One Parkview Plaza
Oakbrook Terrace, IL 60181

INVESTMENT SUB ADVISERS

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428

DISTRIBUTOR

Van Kampen American Capital Distributors, Inc.
One Parkview Plaza
Oakbrook Terrace, IL 60181

CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210

The Chase Manhattan Bank
3 Metrotech Center
Brooklyn, NY 11245

OFFICERS

Dennis J. McDonnell
PRESIDENT

Edward C. Wood III
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

Curtis W. Morell
VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER

Ronald A. Nyberg
VICE PRESIDENT AND SECRETARY

Peter W. Hegel
VICE PRESIDENT

Alan T. Sachtleben
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Paul R. Wolkenberg
VICE PRESIDENT

John L. Sullivan
TREASURER

Tanya M. Loden
CONTROLLER

DIVIDEND DISBURSING AND TRANSFER AGENT

ACCESS Investor Services, Inc.
P.O. Box 418256
Kansas City, Missouri 64141

LEGAL COUNSEL

Skadden, Arps, Slate, Meahger & Flom (Illinois)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas

New York, New York 10036

--------------------------------------------------------------------------------

FOR INFORMATION ON HOW TO INVEST, PLEASE CONTACT YOUR ACCOUNT REPRESENTATIVE OR THE FUND AT (800) 282-4404.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE MORGAN STANLEY FUND, INC. WHICH DESCRIBES IN DETAIL EACH OF THE INVESTMENT FUNDS' INVESTMENT POLICIES, FEES AND EXPENSES. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                      APPENDIX F

                        VKAC REAL ESTATE SECURITIES FUND
                            MS U.S. REAL ESTATE FUND
                   PROFORMA COMBINED PORTFOLIO OF INVESTMENTS
                         December 31, 1997 (Unaudited)

          VKAC REAL ESTATE SECURITIES FUND-MS U.S. REAL ESTATE FUND
            PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1997
                                 (Unaudited)
        Amounts in thousands, except for footnotes and per share data




                                                  VKAC Real
                                               Estate Securities   MS US Real
                                                    Fund           Estate Fund    Adjustments     Proforma
                                              -------------------------------------------------------------------
Total Investments (Cost of $129,242,
 $37,308, and $166,550, respectively)           $144,039           $41,001                              $185,040
Other Assets Less Liabilities                     (2,091)           (3,559)          (136)                (5,786)
                                              -------------------------------------------------------------------
Net Assets                                      $141,948           $37,442          ($136)              $179,254
                                              ===================================================================
Net Assets Consist of:
Capital                                         $124,907           $33,399                              $158,306
Accumulated Undistributed Net Investment
 Income                                              (22)               12           (136)                  (146)
Net Unrealized Appreciation/Depreciation
 on Investments                                   14,797             3,693                                18,490
Accumulated Net Realized Gain/Loss
 on Investments                                    2,266               338                                 2,604
                                              -------------------------------------------------------------------
Net Assets                                      $141,948           $37,442          ($136)              $179,254
                                              ===================================================================
Class A Shares:
Net Assets                                       $51,314           $20,768           ($49)               $72,033
Shares Outstanding                                 3,716             1,237                                 5,221
                                              ----------------------------                           -----------
Net Asset Value per Share                         $13.81            $16.79                                $13.80
                                              ============================                           ===========
Class B Shares:
Net Assets                                      $73,199            $12,764           ($70)               $85,893
Shares Outstanding                                5,304                763                                 6,230
                                              ----------------------------                           -----------
Net Asset Value per Share                        $13.80             $16.73                                $13.79
                                              ============================                           ===========

Class C Shares:
Net Assets                                      $17,435             $3,910           ($17)               $21,328
Shares Outstanding                                1,264                234                                 1,548
                                              ----------------------------                           -----------
Net Asset Value per Share                        $13.79             $16.73                                $13.78
                                              ============================                           ===========


(1) The pro forma statements are presented as if the Reorganization was effective December 31, 1997. The pro forma statements give effect to the proposed exchange of stock for assets and liabilities with the VKAC Real Estate Securities Fund being the surviving entity. The proposed transaction will be accounted for in accordance with generally accepted accounting principles as a tax-free reorganization. The historical cost basis of the investments is carried over to the surviving entity.

(2) The pro forma statements presumes the issuance by the VKAC Real Estate Securities Fund of approximately 7,505,000 class A shares, 926,000 class B shares and 284,000 class C shares in exchange for the assets and liabilities of the MS Real Estate Securities Fund.

(3) In connection with this transaction, the VKAC Real Estate Securities Fund will incur a non-recurring cost associated with the transaction of approximately $136,000, or $0.013 per share.

          VKAC REAL ESTATE SECURITIES FUND-MS U.S. REAL ESTATE FUND
                  PROFORMA CONDENSED STATEMENT OF OPERATIONS
                     For the Year Ended December 31, 1997
                                 (Unaudited)
                             Amounts in thousands


                                                         VKAC Real
                                                           Estate               MS US Real
                                                        Securities Fund         Estate Fund      Adjustments     Proforma
                                                   ------------------------------------------------------------------------
Investment Income:
  Dividends                                                $4,184                  $900                          $5,084
  Interest                                                    406                   120                             526
                                                   ------------------------------------------------------------------------
Total Income                                                4,590                 1,020                  0        5,610
                                                   ------------------------------------------------------------------------
Expenses:
  Investment Advisory Fees                                  1,010                   258                           1,268
  Fees Waived (2)                                               0                  (166)              (180)        (346)
  Distribution (12b-1) and Service Fees                       730                   147                             877
  All Other Expenses (1)                                      526                   240                (38)         728
                                                   ------------------------------------------------------------------------
Total Expenses                                              2,266                   479               (218)       2,527
                                                   ------------------------------------------------------------------------
Net Investment Income                                      $2,324                  $541               $218       $3,083
                                                   ========================================================================

Realized and Unrealized Gain/Loss on Investments:
  Realized Gain/Loss on Investments                       $15,177                $3,349                         $18,526
  Net Change in Unrealized Appreciation/
   Depreciation During the Period                           2,900                 1,782                           4,682
                                                   ------------------------------------------------------------------------
Net Realized and Unrealized Gain/Loss
  on Investments                                          $18,077                $5,131                 $0      $23,208

Net Increase/Decrease in Net Assets
  from Operations                                         $20,401                $5,672               $218      $26,291
                                                   ========================================================================


(1) Reflects the reduction of other operating expenses as a result of the elimination of certain duplicative expenses and the results of operating a larger, more efficient fund rather than two smaller funds.

(2) The Adviser has agreed to cap expenses after the transaction at 1.55%, 2.30% and 2.30% for classes A, B and C, respectively. The adjustment reflects the amount of additional fee waiver which would have been necessary to reduce expenses to this cap.

           VKAC REAL ESTATE SECURITIES FUND-MS U.S. REAL ESTATE FUND
                       PROFORMA PORTFOLIO OF INVESTMENTS
                              December 31, 1997
                                 (Unaudited)



                                                                      Shares       Value(000)
                                                                    -------------------------------
Common Stocks and Equivalents 95.4%
Apartments 18.7%
Aml Residential Properties Trust                                      16,000       $         356
Avalon Properties, Inc.                                              143,700               4,446
Bay Apartment Communities, Inc.                                      187,500               7,311
Essex Property Trust, Inc.                                           197,300               6,906
Irvine Apartment Communities, Inc.                                    27,700                 881
Oasis Residential, Inc.                                              162,100               3,617
Pennsylvania Real Estate Investment                                   50,600               1,243
Security Capital Atlantic, Inc.                                      230,490               4,869
Walden Residential Properties, Inc.                                  148,100               3,777
                                                                                   ---------------
                                                                                          33,406
                                                                                   ---------------


     Development 4.6%
Atlantic Gulf Communities Corp. (a)                                  238,104               1,071
Atlantic Gulf Communities Corp. - Preferred Ser B
  (Convertible into 43,025 common shares) (a)                         24,741                 247
Atlantic Gulf Communities Corp. - Preferred Shares,
  144A - Private Placement (a)(b)                                     49,438                 509
Atlantic Gulf Communities Corp. Warrants, 26,103
  shares each of Classes A, B and C, expiring 06/23/04 (a)            78,309                 115
Atlantic Gulf Communities Corp. Warrants, 33,397
  shares Class A, B and C, expiring 06/24/01, 144A-
  Private Placement(a)(b)
Brookfield Properties Corp.                                          263,100               4,387
Brookfield Properties Corp. - Common Share Installment
  Receipts (a)                                                       105,800               1,257
Catellus Development Corp.(a)                                         36,000                 720
                                                                                   ---------------
                                                                                           8,306
                                                                                   ---------------

     Healthcare Facilities 6.2%
Nationwide Health Properties, Inc.                                   319,300               8,142
Omega Healthcare Investors, Inc.                                      79,190               3,058
                                                                                   ---------------
                                                                                          11,200
                                                                                   ---------------
     Hotel & Lodging 11.0%
American General Hospitality Corp.                                    85,700               2,292
Capstar Hotel Co. (a)                                                184,100               6,317
Extended Stay America, Inc.(a)                                       155,700               1,937
Host Marriott Corp. (a)                                              368,600               7,233
John Q. Hammons Hotels, Inc. (a)                                      31,700                 285
Suburban Lodges of America, Inc. (a)                                  65,100                 867
Vail Resorts, Inc. (a)                                                31,400                 815
                                                                                   ---------------
                                                                                          19,746
                                                                                   ---------------


           VKAC REAL ESTATE SECURITIES FUND-MS U.S. REAL ESTATE FUND
                 PROFORMA PORTFOLIO OF INVESTMENTS (CONTINUED)
                              December 31, 1997
                                 (Unaudited)



                                                                      Shares       Value(000)
                                                                    -------------------------------

    Manufactured Home Communities 6.6%
Chateau Properties, Inc.                                             262,942       $       8,283
Manufactured Home Communities, Inc.                                  131,700               3,556
                                                                                   ---------------
                                                                                          11,839
                                                                                   ---------------


    Office/Industrial 27.5%
Arden Realty Group, Inc.                                             267,200               8,215
Bedford Property Investors, Inc.                                     197,400               4,319
Brandywine Realty Trust                                              244,766               6,150
CarrAmerica Realty Corp.                                             180,200               5,710
Equity Office Properties Trust                                        83,393               2,633
Great Lakes REIT, Inc.                                               178,300               3,466
Pacific Gulf Properties, Inc.                                        278,900               6,623
Prime Group Realty Trust                                             208,600               4,225
Reckson Associates Realty Corp.                                       54,400               1,381
Trizec Hahn Corp                                                     118,916               2,757
Wellsford Real Properties, Inc., 144A-Private
  Placement (a)(b)                                                   244,371               3,819
                                                                                   ---------------
                                                                                          49,298
                                                                                   ---------------

     Producer Manufacturing 0.1%
ITT Corp. (a)                                                          1,700                 141
                                                                                   ---------------

     Self-Storage 3.2%
Public Storage, Inc.                                                  42,300               1,242
Shurgard Storage Centers, Inc., Class A                              153,000               4,437
                                                                                   ---------------
                                                                                           5,679
                                                                                   ---------------

     Shopping Centers 7.2%
Burnham Pacific Properties, Inc.                                     203,900               3,122
Federal Realty Investment Trust                                      227,700               5,863
First Washington Realty Trust, Inc.-Preferred Ser A
  (Convertible into 28,589 common shares)                             27,800                 931
Pan Pacific Retail Properties, Inc.                                   88,400               1,890
Ramco-Gershenson Properties Trust                                      1,000                  20
Western Investment Real Estate Trust                                  76,300               1,049
                                                                                   ---------------
                                                                                          12,875
                                                                                   ---------------

     Shopping Malls 10.3%
CBL & Associates Properties, Inc.                                    173,600               4,286
First Union Real Estate Investments                                  114,300               1,857

Taubman Centers, Inc.                                                729,100               9,478
Urban Shopping Centers, Inc.                                          82,700               2,884

                                                                                   ---------------
                                                                                          18,505
                                                                                   ---------------



          VKAC REAL ESTATE SECURITIES FUND-MS U.S. REAL ESTATE FUND
                PROFORMA PORTFOLIO OF INVESTMENTS (CONTINUED)
                              December 31, 1997
                                 (Unaudited)


                                                                                            Shares            Value (000)
                                                                                            -----------------------------
                                                                                                             -----------
                                                                                                             $   170,995
Total Common Stocks and Equivalents                                                                          -----------

        Convertible Corporate Obligations 0.5%
Brookfield Properties Corp. - Installment Receipts
     Representing Subordinated Debenture ($1,092 Par,
     6.00% coupon, 02/14/07 maturity)                                                                                878

                                                                                                             -----------
Total Convertible Corporate Obligations                                                                              878
                                                                                                             -----------

                                                                                                             -----------
Total Long-Term Investments 95.4                                                                                 171,873
                                                                                                             -----------

      Repurchase Agreements 7.3%

Chase Securities, Inc. ($5,507,000, 5.95 coupon, dated 12/31/97, to be sold on 01/02/98
 at $5,508,820, collateralized by U.S. Treasury Bonds, 7.875%, due 11/15/04)                                       5,507
Swiss Bank Corp. ($7,660,000 par collateralized by U.S. Government obligations in a pooled cash account, 6.10% coupon, dated 12/31/97,
 to be sold on 01/02/98 at $7,662,596)                                                                             7,660

                                                                                                             -----------
Total Repurchase Agreements                                                                                       13,167
                                                                                                             -----------

Total Investments 103.2%
(Cost $166,549,966)                                                                                              185,040

Liabilities in Excess of Other Assets (3.2%)                                                                      (5,786)

                                                                                                             -----------
Net Assets 100%                                                                                              $   179,254
                                                                                                             ===========



(a) Non-income producing security at this stock currently does not declare dividends.
(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

PART C: OTHER INFORMATION

     ITEM 15.  INDEMNIFICATION

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interests of the Trust, (ii) having acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (iii) for a criminal proceeding had reasonable cause to believe the conduct was unlawful (collectively, "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

     The Registrant has purchase insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

 (1)   --  (a)  First Amended and Restated Agreement and Declaration of
                  Trust(1)
       --  (b)  Certificate of Amendment(1)
       --  (c)  Amended and Restated Certificate of Designation(2)
 (2)   --  Amended and Restated Bylaws(1)
 (4)   --  Form of Agreement and Plan of Reorganization for Morgan Stanley
           U.S. Real Estate Fund into Van Kampen American Capital Real
           Estate Securities Fund+
 (5)   --  Specimen Stock Certificate for:
       --  (a)  Class A Shares(2)
       --  (b)  Class B Shares(2)

       --  (c)  Class C Shares(2)
 (6)   --  Investment Advisory Agreement(2)
 (7)   --  (a)  Distribution and Service Agreement(2)
       --  (b)  Dealer Agreement(2)
       --  (c)  Form of Broker Agreement(2)
       --  (d)  Form of Bank Agreement(2)
 (9)   --  (a)  Custodian Agreement(2)
       --  (b)  Data Access Services Agreement(2)
(10)   --  (a)  Plan of Distribution Pursuant to Rule 12b-1(2)
       --  (b)  Service Plan(2)
       --  (c)  Amended Multi-Class Plan(2)
(11)   --  Opinion of Skadden, Arps, Slate, Meagher & Flom (Illinois)
           relating to
                Van Kampen American Capital Real Estate Securities Fund(2)
(12)   --  Form of Tax Opinion of Skadden, Arps, Slate, Meagher & Flom
           (Illinois) relating to the Reorganization+
(13)   --  (a)  Fund Accounting Agreement(2)
(14)   --  (a)  Consent of Price Waterhouse LLP and Coopers Lybrand relating to Morgan Stanley U.S. Real Estate Fund+
       --  (b)  Consent of KPMG Peat Marwick LLP relating to Van Kampen
                  American Capital Real Estate Securities Fund+
(16)   --  Power of Attorney(2)
(17)   --  (a)  Copy of 24f-2 Election of Registrant(2)
       --  (b)  Form of proxy card for Morgan Stanley U.S. Real Estate
                  Fund++
       --  (c)  Prospectus of Morgan Stanley U.S. Real Estate Fund dated
                  August 29, 1997+

---------------
 +  To be filed by amendment.
++  Filed herein.
(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, File Number 33-77800, filed on April 22, 1996.
(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, File Number 33-77800, filed on April 29, 1997.

ITEM 17.  UNDERTAKINGS.

     (1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant agrees that, if the Reorganization discussed in the registration statement closes, the registrant shall file with the Securities and Exchange Commission by post-effective amendment an opinion of counsel supporting the tax matters discussed in the registration statement.

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED ON BEHALF OF THE REGISTRANT IN THE CITY OF OAKBROOK TERRACE AND STATE OF ILLINOIS, ON THE 5TH DAY OF MARCH, 1998.

                                          VAN KAMPEN AMERICAN CAPITAL REAL
                                            ESTATE SECURITIES FUND

                                          By      /s/  RONALD A. NYBERG
                                            ------------------------------------
                                                      Ronald A. Nyberg
                                                Vice President and Secretary

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED, ON MARCH 5, 1998.

                      SIGNATURE                                              TITLE
                      ---------                                              -----
Principal Executive Officer:
                /s/  DENNIS J. MCDONNELL*                President
-----------------------------------------------------
                 Dennis J. McDonnell

Principal Financial Officer:
                 /s/  EDWARD C. WOOD III*                Vice President and Chief Financial Officer
-----------------------------------------------------
                 Edward C. Wood III

Trustees:
                  /s/  J. MILES BRANAGAN*                Trustee
-----------------------------------------------------
                  J. Miles Branagan

               /s/  RICHARD M. DeMARTINI*                Trustee
-----------------------------------------------------
                Richard M. DeMartini

                /s/  LINDA HUTTON HEAGY*                 Trustee
-----------------------------------------------------
                 Linda Hutton Heagy

                   /s/  R. CRAIG KENNEDY*                Trustee
-----------------------------------------------------
                  R. Craig Kennedy

                     /s/  JACK E. NELSON*                Trustee
-----------------------------------------------------
                   Jack E. Nelson

                  /s/  PHILLIP B. ROONEY*                Trustee
-----------------------------------------------------
                  Phillip B. Rooney

                /s/  FERNANDO SISTO Sc.D.*               Trustee
-----------------------------------------------------
                   Fernando Sisto

                   /s/  WAYNE W. WHALEN*                 Trustee and Chairman
-----------------------------------------------------
                   Wayne W. Whalen
------------
* Signed by Ronald A. Nyberg pursuant to a power of attorney.

                   /s/  RONALD A. NYBERG
-----------------------------------------------------
                  Ronald A. Nyberg
                  Attorney-in-Fact

                       SCHEDULE OF EXHIBITS TO FORM N-14
            VAN KAMPEN AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

EXHIBIT                                                                           PAGE
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 (17)      --  (b)  Form of proxy card for Morgan Stanley U.S. Real Estate Fund